UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2019 (Unaudited)

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 85.1%

	Principal Amount		Value
ARGENTINA 2.3%
Electric Utilities 2.3%
Pampa Energia SA, 7.50%, 1/24/2027(a)		$1,230,000	$1,091,625
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		1,768,237	1,662,143

			2,753,768

AUSTRALIA 0.3%
Chemicals 0.3%
Nufarm Australia Ltd., 5.75%, 4/30/2026(a)		410,000	379,250

BRAZIL 4.4%
Banks 0.3%
Banco BTG Pactual SA, 5.50%, 1/31/2023(a)		400,000	396,800

Chemicals 0.7%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		815,000	793,606

Electric Utilities 1.2%
Light Servicos de Eletricidade SA, 7.25%, 5/3/2023(a)(b)		1,420,000	1,423,121

Health Care Providers & Services 0.6%
Rede D’or Finance Sarl, 4.95%, 1/17/2028(a)		770,000	718,025

Independent Power and Renewable Electricity Producers 0.8%
Cemig Geracao e Transmissao SA, 9.25%, 12/5/2024(a)		860,000	940,195

Metals & Mining 0.3%
Gerdau Trade, Inc., 4.88%, 10/24/2027(a)		380,000	370,500

Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance BV, 8.75%, 5/23/2026		465,000	544,864

			5,187,111

CANADA 5.2%
Aerospace & Defense 1.2%
Bombardier, Inc. 6.00%, 10/15/2022(a)		840,000	809,550
6.13%, 1/15/2023(a)		610,000	589,382

			1,398,932

Chemicals 1.2%
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)		925,000	878,750
5.25%, 6/1/2027(a)		585,000	533,813

			1,412,563

Commercial Services & Supplies 0.9%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)		1,131,000	1,111,208

Energy Equipment & Services 0.6%
Calfrac Holdings LP, 8.50%, 6/15/2026(a)		307,000	230,250
Precision Drilling Corp. 6.50%, 12/15/2021		94,693	91,379
7.13%, 1/15/2026(a)		425,000	388,875

			710,504

Hotels, Restaurants & Leisure 0.6%
1011778 BC ULC, 5.00%, 10/15/2025(a)		680,000	656,200

Metals & Mining 0.7%
Teck Resources Ltd., 5.20%, 3/1/2042		865,000	789,313

			6,078,720

CHILE 0.5%
Airlines 0.5%
Latam Finance Ltd., 6.88%, 4/11/2024(a)		645,000	650,805

FRANCE 2.4%
Banks 1.1%
Societe Generale SA, (USD Swap Semi 5 Year + 4.30%), 7.38%, 10/04/2023(a)(c)(d)		1,325,000	1,300,156

Construction & Engineering 0.3%
Novafives SAS, 5.00%, 6/15/2025(a)	EUR	410,000	398,893

Diversified Telecommunication Services 0.2%
Altice France SA, 8.13%, 2/1/2027(a)		$200,000	196,480

Hotels, Restaurants & Leisure 0.8%
Burger King France SAS, 6.00%, 5/1/2024(a)	EUR	740,000	892,319

			2,787,848

GERMANY 1.6%
Machinery 0.6%
Platin 1426 GmbH, 5.38%, 6/15/2023(a)		685,000	729,332

Pharmaceuticals 0.8%
Nidda BondCo GmbH, 5.00%, 9/30/2025(a)		300,000	315,537
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024(a)		490,000	546,603

			862,140

Textiles, Apparel & Luxury Goods 0.2%
Takko Luxembourg 2 SCA, 5.38%, 11/15/2023(a)		315,000	262,660

			1,854,132

GREECE 0.3%
Hotels, Restaurants & Leisure 0.3%
Intralot Capital Luxembourg SA, 5.25%, 9/15/2024(a)		440,000	346,354

ITALY 2.2%
Banks 0.7%
Intesa Sanpaolo SpA 5.71%, 1/15/2026(a)		555,000	514,146
3.88%, 7/14/2027(a)		385,000	334,099

			848,245

Chemicals 0.3%
Fire BC SpA, (EURIBOR 3 Month + 4.75%, 4.75% Floor), 4.75%, 9/30/2024(a)(d)		375,000	418,314

Household Durables 0.7%
International Design Group SpA, 6.50%, 11/15/2025(a)		790,000	861,283

Pharmaceuticals 0.5%
Rossini Sarl, 6.75%, 10/30/2025(a)		530,000	620,287

			2,748,129

KAZAKHSTAN 0.4%
Oil, Gas & Consumable Fuels 0.4%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025(a)		$780,000	511,680

LUXEMBOURG 0.6%
Wireless Telecommunication Services 0.6%
Matterhorn Telecom SA, 4.00%, 11/15/2027(a)	EUR	750,000	795,886

MEXICO 1.7%
Consumer Finance 0.4%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/2026(a)		$465,000	465,000

Hotels, Restaurants & Leisure 1.1%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		1,375,000	1,360,727

Textiles, Apparel & Luxury Goods 0.2%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)		293,000	193,383

			2,019,110

NETHERLANDS 1.2%
Media 0.6%
Ziggo BV, 5.50%, 1/15/2027(a)		800,000	756,000

Professional Services 0.6%
Intertrust Group BV, 3.38%, 11/15/2025(a)	EUR	580,000	663,284

			1,419,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
NIGERIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)		$650,000	$663,000

SINGAPORE 1.2%
Consumer Finance 1.2%
Avation Capital SA, 6.50%, 5/15/2021(a)		1,395,000	1,389,769

SOUTH AFRICA 0.4%
Chemicals 0.4%
SASOL Financing USA LLC, 5.88%, 3/27/2024		475,000	489,957

SPAIN 1.3%
Internet & Direct Marketing Retail 0.5%
eDreams ODIGEO SA, 5.50%, 9/1/2023(a)	EUR	522,000	576,713

Multiline Retail 0.8%
El Corte Ingles SA, 3.00%, 3/15/2024(a)		780,000	908,590

			1,485,303

SWITZERLAND 1.7%
Auto Components 0.4%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)		535,000	530,458

Banks 0.6%
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(c)(d)		$665,000	669,156

Capital Markets 0.7%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(c)(d)		770,000	785,400

			1,985,014

UNITED ARAB EMIRATES 1.9%
Energy Equipment & Services 1.2%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		1,605,000	1,456,538

Marine 0.7%
Topaz Marine SA, 9.13%, 7/26/2022(a)		895,000	890,955

			2,347,493

UNITED KINGDOM 2.5%
Banks 1.5%
Barclays plc, (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)		800,000	797,664
Lloyds Banking Group plc, (USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(c)(d)		530,000	536,625
Standard Chartered plc, (USD Swap Semi 5 Year + 5.72%), 7.75%, 4/02/2023(a)(c)(d)		425,000	443,063

			1,777,352

Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)		675,000	652,219

Road & Rail 0.5%
Ashtead Capital, Inc., 4.13%, 8/15/2025(a)		590,000	563,450

			2,993,021

UNITED STATES 51.5%
Auto Components 0.8%
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		965,000	926,400

Biotechnology 1.0%
Horizon Pharma USA, Inc., 6.63%, 5/1/2023		1,200,000	1,194,000

Chemicals 0.3%
Kraton Polymers LLC, 5.25%, 5/15/2026(a)	EUR	305,000	320,302

Commercial Services & Supplies 2.1%
Covanta Holding Corp., 6.00%, 1/1/2027		$1,025,000	981,437
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)		1,063,000	1,124,123
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)		325,000	315,250

			2,420,810

Communications Equipment 0.0%†
Avaya, Inc., 7.00%, 4/1/2019(e)(f)(g)		2,135,000	0

Containers & Packaging 1.5%
BWAY Holding Co., 4.75%, 4/15/2024(a)	EUR	365,000	415,560
Crown European Holdings SA, 2.88%, 2/1/2026(a)		1,095,000	1,251,645
Greif, Inc., 6.50%, 3/1/2027(a)		$114,000	114,712

			1,781,917

Diversified Financial Services 0.4%
Verscend Escrow Corp., 9.75%, 8/15/2026(a)		478,000	481,250

Diversified Telecommunication Services 2.3%
Frontier Communications Corp. 7.13%, 1/15/2023		900,000	535,500
8.50%, 4/1/2026(a)		1,170,000	1,061,482
Windstream Services LLC 8.75%, 12/15/2024(a)		974,000	477,260
8.63%, 10/31/2025(a)		734,000	691,795

			2,766,037

Electric Utilities 0.5%
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)		565,000	567,825

Electronic Equipment, Instruments & Components 1.4%
Belden, Inc. 2.88%, 9/15/2025(a)	EUR	230,000	256,135
3.38%, 7/15/2027(a)		780,000	857,434
3.88%, 3/15/2028(a)		455,000	498,607

			1,612,176

Energy Equipment & Services 2.1%
Exterran Energy Solutions LP, 8.13%, 5/1/2025		945,000	923,737
FTS International, Inc., 6.25%, 5/1/2022		540,000	504,900
Transocean, Inc., 7.25%, 11/1/2025(a)		1,144,000	1,081,080

			2,509,717

Equity Real Estate Investment Trusts (REITs) 1.0%
Equinix, Inc., 2.88%, 2/1/2026		1,070,000	1,204,269

Food & Staples Retailing 0.3%
Albertsons Cos. LLC 5.75%, 3/15/2025		$280,000	262,150
7.50%, 3/15/2026(a)		135,000	135,337

			397,487

Food Products 3.0%
JBS Investments II GmbH, 7.00%, 1/15/2026(a)		1,035,000	1,050,525
JBS USA LUX SA, 6.75%, 2/15/2028(a)		960,000	981,600
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		790,000	762,350
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		870,000	711,225

			3,505,700

Health Care Providers & Services 2.6%
HCA, Inc. 5.63%, 9/1/2028		155,000	160,279
5.88%, 2/1/2029		110,000	115,225

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
Health Care Providers & Services (continued)
Quorum Health Corp., 11.63%, 4/15/2023(b)		$765,000	$703,800
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023(a)		1,005,000	1,060,275
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)		735,000	679,875
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)		405,000	366,525

			3,085,979

Hotels, Restaurants & Leisure 4.9%
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)		1,150,000	1,076,687
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		1,550,000	1,460,875
Golden Nugget, Inc., 8.75%, 10/1/2025(a)		1,215,000	1,245,375
International Game Technology plc, 6.25%, 1/15/2027(a)		465,000	471,394
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	625,000	668,876
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		$1,018,000	992,448

			5,915,655

Household Durables 1.0%
Lennar Corp., 5.00%, 6/15/2027		1,215,000	1,151,212

Independent Power and Renewable Electricity Producers 0.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)		340,000	314,075
Talen Energy Supply LLC 9.50%, 7/15/2022(a)(b)		665,000	678,300
10.50%, 1/15/2026(a)		15,000	13,875

			1,006,250

Machinery 2.2%
Cloud Crane LLC, 10.13%, 8/1/2024(a)		1,000,000	1,065,000
EnPro Industries, Inc., 5.75%, 10/15/2026(a)		905,000	900,475
Titan International, Inc., 6.50%, 11/30/2023		680,000	623,900

			2,589,375

Media 1.3%
CSC Holdings LLC, 5.38%, 2/1/2028(a)		460,000	442,175
MDC Partners, Inc., 6.50%, 5/1/2024(a)		950,000	864,785
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		185,000	166,500

			1,473,460

Metals & Mining 3.4%
AK Steel Corp. 6.38%, 10/15/2025		780,000	633,750
7.00%, 3/15/2027		870,000	706,875
Cleveland-Cliffs, Inc., 5.75%, 3/1/2025		1,000,000	967,500
Commercial Metals Co., 5.75%, 4/15/2026		190,000	180,025
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022(a)		1,480,000	1,531,578

			4,019,728

Multiline Retail 0.1%
JC Penney Corp., Inc., 8.63%, 3/15/2025(a)		245,000	137,813

Oil, Gas & Consumable Fuels 9.8%
American Midstream Partners LP, 9.50%, 12/15/2021(a)(h)		1,285,000	1,195,050
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		830,000	816,512
Centennial Resource Production LLC, 5.38%, 1/15/2026(a)		450,000	434,250
Chaparral Energy, Inc., 8.75%, 7/15/2023(a)		610,000	469,700
Comstock Resources, Inc., 9.75%, 8/15/2026(a)		635,000	587,375
Covey Park Energy LLC, 7.50%, 5/15/2025(a)		910,000	841,750
DCP Midstream Operating LP, 5.38%, 7/15/2025		540,000	550,800
Endeavor Energy Resources LP, 5.75%, 1/30/2028(a)		410,000	435,625
Genesis Energy LP 6.50%, 10/1/2025		830,000	784,350
6.25%, 5/15/2026		865,000	793,097
Halcon Resources Corp., 6.75%, 2/15/2025		885,000	681,450
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)		880,000	770,000
PBF Holding Co. LLC, 7.25%, 6/15/2025		785,000	781,075
Resolute Energy Corp., 8.50%, 5/1/2020		645,000	646,613
Tapstone Energy LLC, 9.75%, 6/1/2022(a)		985,000	824,937
Targa Resources Partners LP 5.13%, 2/1/2025		1,005,000	987,413
6.50%, 7/15/2027(a)		35,000	36,093

			11,636,090

Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)		1,055,000	1,012,800

Pharmaceuticals 1.6%
Bausch Health Cos., Inc. Reg. S, 4.50%, 5/15/2023	EUR	490,000	554,614
5.88%, 5/15/2023(a)		$925,000	905,344
9.00%, 12/15/2025(a)		460,000	490,475

			1,950,433

Real Estate Management & Development 0.7%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024		790,000	772,462

Road & Rail 0.8%
Hertz Corp. (The), 7.63%, 6/1/2022(a)		947,000	942,549

Specialty Retail 0.6%
L Brands, Inc., 5.25%, 2/1/2028		760,000	666,900

Thrifts & Mortgage Finance 1.4%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)		1,525,000	1,399,188
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/2023(a)		305,000	308,721

			1,707,909

Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc., 5.63%, 9/1/2025		590,000	576,725
United Rentals North America, Inc., 6.50%, 12/15/2026		645,000	669,188

			1,245,913

Wireless Telecommunication Services 1.7%
Sprint Corp. 7.63%, 2/15/2025		1,355,000	1,416,381
7.63%, 3/1/2026		545,000	566,119

			1,982,500

			60,984,918

ZAMBIA 0.9%
Metals & Mining 0.9%
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)		1,140,000	1,062,337

Total Corporate Bonds (cost $105,753,854)			100,932,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Loan Participations 12.7%

	Principal Amount	Value
UNITED STATES 12.7%
Auto Components 0.6%
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 6.50%), 9.21%, 2/2/2024(d)	$721,219	$699,582

Building Products 0.2%
Janus International Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 2/12/2025(d)	235,720	225,113

Chemicals 0.4%
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 11.25%, 2/14/2025(d)	476,000	470,050

Commercial Services & Supplies 0.6%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 10/10/2024(d)	779,842	714,086

Construction & Engineering 0.4%
Interior Logic Group, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.00%), 6.80%, 5/21/2025(d)	473,813	467,298

Consumer Services 0.7%
Intrawest Resorts Holdings, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 7/31/2024(d)	877,045	864,985

Containers & Packaging 0.9%
Crown Americas LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.51%, 4/3/2025(d)	74,055	74,018
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 6/30/2022(d)	1,125,750	964,633

		1,038,651

Diversified Telecommunication Services 0.9%
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 7/31/2025(d)	1,149,525	1,057,563

Health Care Providers & Services 0.9%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 7.13%, 11/16/2025(d)	1,165,000	1,135,584

Hotels, Restaurants & Leisure 0.2%
SMG Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 1/23/2025(d)	248,125	242,232

Machinery 0.4%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.78%, 4/19/2025(d)	437,800	429,044

Metals & Mining 1.8%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 7.25%, 2/27/2023(d)	1,477,575	1,475,728
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.80%, 8/23/2023(d)	612,250	610,719

		2,086,447

Multiline Retail 0.9%
JC Penny Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.96%, 6/23/2023(d)	281,250	242,930
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.76%, 10/25/2020(d)	878,442	776,981

		1,019,911

Oil, Gas & Consumable Fuels 0.4%
Delek US Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 3/31/2025(d)	446,625	432,110
MEG Energy Corp., 2017 Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 12/31/2023(d)	33,763	33,467

		465,577

Personal Products 0.8%
Alphabet Holding Company, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/26/2024(d)	1,086,763	984,205

Software 0.4%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/16/2025(d)	141,357	138,393
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/16/2025(d)	367,513	359,806

		498,199

Specialty Retail 1.5%
Camping World Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 5.26%, 11/8/2023(d)	1,872,696	1,763,461

Wireless Telecommunication Services 0.7%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 2/2/2024(d)	895,000	881,021

Total Loan Participation (cost $15,639,635)		15,043,009

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(i)(j)	194,051	194,051

Total Short-Term Investment (cost $194,051)		194,051

Repurchase Agreements 1.6%

	Principal Amount	Value
BNP Paribas Securities Corp. 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $1,929,452, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $1,977,492.(j)	$1,929,313	1,929,313
Royal Bank of Canada 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $50,435, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $51,440.(j)	50,431	50,431

Total Repurchase Agreements (cost $1,979,744)		1,979,744

Total Investments (cost $123,567,284) — 99.6%		118,149,693
Other assets in excess of liabilities — 0.4%		424,761

NET ASSETS — 100.0%		$118,574,454

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $75,460,941 which represents 63.64% of net assets.

(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,094,097, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $194,051 and $1,979,744, respectively, a total value of $2,173,795.

(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(e)	Fair valued security.
(f)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(g)	Value determined using significant unobservable inputs.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(i)	Represents 7-day effective yield as of January 31, 2019.
(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $2,173,795.
†	Amount rounds to less than 0.1%.

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:

EUR	Euro
USD	United States Dollar

Forward foreign currency contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,923,026	EUR	13,041,810	Bank of America NA	2/21/2019	(24,841)

Net unrealized depreciation						(24,841)

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,398,932	$—	$1,398,932
Airlines	—	650,805	—	650,805
Auto Components	—	1,456,858	—	1,456,858
Banks	—	4,991,709	—	4,991,709
Biotechnology	—	1,194,000	—	1,194,000
Capital Markets	—	785,400	—	785,400
Chemicals	—	3,813,992	—	3,813,992
Commercial Services & Supplies	—	3,532,018	—	3,532,018
Communications Equipment	—	—	—	—
Construction & Engineering	—	398,893	—	398,893
Consumer Finance	—	1,854,769	—	1,854,769
Containers & Packaging	—	1,781,917	—	1,781,917
Diversified Financial Services	—	481,250	—	481,250
Diversified Telecommunication Services	—	2,962,517	—	2,962,517
Electric Utilities	—	4,744,714	—	4,744,714
Electronic Equipment, Instruments & Components	—	1,612,176	—	1,612,176
Energy Equipment & Services	—	4,676,759	—	4,676,759
Equity Real Estate Investment Trusts (REITs)	—	1,204,269	—	1,204,269
Food & Staples Retailing	—	397,487	—	397,487
Food Products	—	3,505,700	—	3,505,700
Health Care Providers & Services	—	3,804,004	—	3,804,004
Hotels, Restaurants & Leisure	—	9,171,255	—	9,171,255
Household Durables	—	2,012,495	—	2,012,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Independent Power and Renewable Electricity Producers	$—	$1,946,445	$—	$1,946,445
Internet & Direct Marketing Retail	—	576,713	—	576,713
Machinery	—	3,318,707	—	3,318,707
Marine	—	890,955	—	890,955
Media	—	2,229,460	—	2,229,460
Metals & Mining	—	6,241,878	—	6,241,878
Multiline Retail	—	1,046,403	—	1,046,403
Oil, Gas & Consumable Fuels	—	14,007,853	—	14,007,853
Paper & Forest Products	—	1,012,800	—	1,012,800
Pharmaceuticals	—	3,432,860	—	3,432,860
Professional Services	—	663,284	—	663,284
Real Estate Management & Development	—	772,462	—	772,462
Road & Rail	—	1,505,999	—	1,505,999
Specialty Retail	—	666,900	—	666,900
Textiles, Apparel & Luxury Goods	—	456,043	—	456,043
Thrifts & Mortgage Finance	—	1,707,909	—	1,707,909
Trading Companies & Distributors	—	1,245,913	—	1,245,913
Wireless Telecommunication Services	—	2,778,386	—	2,778,386

Total Corporate Bonds	$—	$100,932,889	$—	$100,932,889

Loan Participations	—	15,043,009	—	15,043,009
Repurchase Agreements	—	1,979,744	—	1,979,744
Short-Term Investment	194,051	—	—	194,051

Total Assets	$194,051	$117,955,642	$—	$118,149,693

Liabilities:
Forward Foreign Currency Contract	$—	$(24,841)	$—	$(24,841)

Total Liabilities	$—	$(24,841)	$—	$(24,841)

Total	$194,051	$117,930,801	$—	$118,124,852

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2019, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(24,841)

Total		$(24,841)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 13.2%

	Principal Amount	Value
CANADA 0.1%
Airlines 0.1%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$64,667	$65,527

UNITED STATES 13.1%
Automobiles 4.3%
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66%, 12/15/2023(a)	170,000	170,694
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.48%, 10/15/2024(a)	350,000	354,594
Foursight Capital Automobile Receivables Trust Series 2018-1, Class E, 5.56%, 1/16/2024(a)	230,000	231,910
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	1,080,000	1,107,223
Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/2026(a)	750,000	755,496
Westlake Automobile Receivables Trust Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	1,790,000	1,785,317
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	490,000	493,803

		4,899,037

Home Equity 1.2%
Nationstar HECM Loan Trust, Series 2018-1A, Class M4, 4.70%, 2/25/2028(a)(b)	1,400,000	1,395,520

Other 7.6%
BCC Funding XIV LLC, Series 2018-1A, Class E, 6.00%, 4/21/2025(a)	500,000	502,225
Conn’s Receivables Funding LLC, Series 2018-A, Class C, 6.02%, 1/15/2023(a)	1,608,033	1,614,168
Engs Commercial Finance Trust, Series 2018-1A, Class E, 6.10%, 8/22/2025(a)	930,000	948,465
Progress Residential Trust Series 2015-SFR2, Class F, 5.07%, 6/12/2032(a)	1,200,000	1,199,652
Series 2017-SFR1, Class E, 4.26%, 8/17/2034(a)	310,000	307,546
Series 2017-SFR1, Class F, 5.35%, 8/17/2034(a)	1,200,000	1,213,279
Series 2018-SFR1, Class F, 4.78%, 3/17/2035(a)	900,000	889,867
Series 2018-SFR3, Class F, 5.37%, 10/17/2035(a)	920,000	929,102
Tricon American Homes Trust Series 2016-SFR1, Class F, 5.77%, 11/17/2033(a)	240,000	244,183
Series 2017-SFR2, Class D, 3.67%, 1/17/2036(a)	150,000	146,595
Series 2017-SFR2, Class E, 4.22%, 1/17/2036(a)	475,000	470,466
Series 2017-SFR2, Class F, 5.10%, 1/17/2036(a)	140,000	140,159

		8,605,707

		14,900,264

Total Asset-Backed Securities (cost $14,935,841)		14,965,791

Collateralized Mortgage Obligations 17.5%

	Principal Amount	Value
BERMUDA 1.3%
Bellemeade Re Ltd. Series 2018-1A, Class M1B, 4.11%, 4/25/2028(a)(b)	$1,020,000	$1,019,998
Series 2018-2A, Class B1, 5.16%, 8/25/2028(a)(b)	460,000	460,800

		1,480,798

UNITED STATES 16.2%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.27%, 1/25/2047(a)(b)	470,000	473,196
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.56%, 10/25/2047(a)(b)	365,000	364,700
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, 4.91%, 4/25/2031(a)(b)	640,000	644,913
Deephaven Residential Mortgage Trust Series 2018-2A, Class M1, 4.38%, 4/25/2058(a)(b)	350,000	351,882
Series 2018-2A, Class B2, 6.04%, 4/25/2058(a)(b)	940,000	939,635
FHLMC REMICS Series 4395, Class TI, IO, 4.00%, 5/15/2026	193,243	15,786
Series 3927, Class AI, IO, 4.50%, 8/15/2026	536,137	42,767
Series 4097, Class CI, IO, 3.00%, 8/15/2027	691,306	56,117
Series 4123, Class DI, IO, 3.00%, 10/15/2027	1,771,919	146,166
Series 4244, Class AI, IO, 4.50%, 8/15/2028	381,615	33,868
FHLMC Stacr Trust Series 2018-HQA2, Class M2, 4.81%, 10/25/2048(a)(b)	360,000	356,225
Series 2018-HQA2, Class B2, 13.51%, 10/25/2048(a)(b)	1,090,000	1,132,503
FHLMC STACR Trust, Series 2019-DNA1, Class B2, 13.26%, 1/25/2049(a)(b)	1,700,000	1,704,275
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class B, 13.26%, 3/25/2025(b)	407,067	533,780
Series 2015-HQA1, Class B, 11.31%, 3/25/2028(b)	567,318	687,296
Series 2017-HQA1, Class B1, 7.51%, 8/25/2029(b)	1,000,000	1,100,192
Series 2017-DNA2, Class B1, 7.66%, 10/25/2029(b)	1,668,000	1,880,065
FNMA Series 2016-C04, Class 1B, 12.76%, 1/25/2029(b)	199,760	264,499
Series 2017-C07, Class 1B1, 6.51%, 5/25/2030(b)	1,800,000	1,862,148
Series 2018-C06, Class 1M2, 4.51%, 3/25/2031(b)	1,750,000	1,731,104
Series 2018-C06, Class 1B1, 6.26%, 3/25/2031(b)	600,000	579,104
FNMA REMICS Series 2012-130, Class UI, IO, 3.00%, 12/25/2027	857,700	69,582
Series 2012-150, Class BI, IO, 3.00%, 1/25/2028	800,385	65,691
Series 2013-5, Class YI, IO, 3.00%, 2/25/2028	907,799	74,167

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount		Value
UNITED STATES (continued)
FNMA REMICS (continued)
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038		$199,024	$29,410
GNMA REMICS Series 2011-167, Class , IO, 5.00%, 12/16/2020(c)		21,613	615
Series 2013-84, Class SC, IO, 4.09%, 3/16/2040(b)		157,512	21,512
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041		186,525	25,844
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042		226,159	39,443
Series 2016-5, Class CS, IO, 3.65%, 1/20/2046(b)		309,337	50,493
Series 2016-17, Class JS, IO, 3.60%, 2/20/2046(b)		292,389	41,819
Series 2016-20, Class SB, IO, 3.60%, 2/20/2046(b)		337,995	48,830
Series 2016-81, Class , IO, 4.00%, 6/20/2046		187,731	35,602
Series 2016-88, Class SM, IO, 3.60%, 7/20/2046(b)		299,142	50,237
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046		140,630	30,333
Series 2016-118, Class DS, IO, 3.60%, 9/20/2046(b)		303,678	50,727
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046		212,621	41,399
STACR Trust Series 2018-HRP2, Class B1, 6.71%, 2/25/2047(a)(b)		1,310,000	1,298,231
Series 2018-HRP2, Class B2, 13.01%, 2/25/2047(a)(b)		1,380,000	1,476,598

			18,350,754

Total Collateralized Mortgage Obligations (cost $19,420,660)			19,831,552

Commercial Mortgage-Backed Securities 4.1%

	Principal Amount		Value
UNITED STATES 4.1%
CSAIL Commercial Mortgage Trust , Series 2015-C4, Class D, 3.58%, 11/15/2048(b)		250,000	223,984
GS Mortgage Securities Trust , Series 2016-GS4, Class D, 3.23%, 11/10/2049(a)(b)		1,340,000	1,143,971
JPMBB Commercial Mortgage Securities Trust , Series 2013-C17, Class D, 4.89%, 1/15/2047(a)(b)		1,285,000	1,271,263
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2014-C16, Class D, 4.75%, 6/15/2047(a)(b)		950,000	748,573
Morgan Stanley Capital I Trust , Series 2016-UBS9, Class D, 3.00%, 3/15/2049(a)		785,000	675,090
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D, 4.88%, 1/15/2059(b)		125,000	119,898
WFRBS Commercial Mortgage Trust , Series 2013-C12, Class D, 4.42%, 3/15/2048(a)(b)		445,000	413,582

Total Commercial Mortgage-Backed Securities (cost $4,477,010)			4,596,361

Corporate Bonds 48.2%

	Principal Amount		Value
ARGENTINA 1.5%
Electric Utilities 1.5%
Pampa Energia SA, 7.50%, 1/24/2027(a)		$295,000	$261,812
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		1,503,243	1,413,048

			1,674,860

BELGIUM 1.1%
Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		1,201,000	1,254,107

BERMUDA 0.8%
Beverages 0.8%
Bacardi Ltd., 5.30%, 5/15/2048(a)		1,000,000	903,441

BRAZIL 1.1%
Chemicals 0.8%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		885,000	861,769

Water Utilities 0.3%
Aegea Finance Sarl, 5.75%, 10/10/2024(a)		300,000	291,000

			1,152,769

CANADA 0.8%
Commercial Services & Supplies 0.6%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)		704,000	691,680

Energy Equipment & Services 0.2%
Calfrac Holdings LP, 8.50%, 6/15/2026(a)		269,000	201,750

			893,430

CHILE 0.5%
Metals & Mining 0.5%
Corp. Nacional del Cobre de Chile, 4.38%, 2/5/2049(a)		540,000	515,916

DENMARK 0.4%
Banks 0.4%
Danske Bank A/S, 5.38%, 1/12/2024(a)		448,000	454,358

FRANCE 2.5%
Banks 2.5%
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033(a)(d)		1,825,000	1,731,095
Societe Generale SA, (USD Swap Semi 5 Year + 4.30%), 7.38%, 10/04/2023(a)(d)(e)		1,175,000	1,152,969

			2,884,064

ITALY 2.7%
Banks 1.2%
Intesa Sanpaolo SpA, 3.88%, 7/14/2027(a)		300,000	260,337
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(d)		1,260,000	1,125,133

			1,385,470

Chemicals 0.3%
Fire BC SpA, (EURIBOR 3 Month + 4.75%, 4.75% Floor), 4.75%, 9/30/2024(a)(d)	EUR	330,000	368,116

Household Durables 0.7%
International Design Group SpA, 6.50%, 11/15/2025(a)		720,000	784,967

Pharmaceuticals 0.5%
Rossini Sarl, 6.75%, 10/30/2025(a)		475,000	555,918

			3,094,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
KAZAKHSTAN 0.2%
Oil, Gas & Consumable Fuels 0.2%
Nostrum Oil & Gas Finance BV, 7.00%, 2/16/2025(a)		$345,000	$226,320

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd., 5.13%, 8/8/2025		300,000	301,563

MEXICO 0.7%
Consumer Finance 0.4%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/2026(a)		450,000	450,000

Textiles, Apparel & Luxury Goods 0.3%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)		480,000	316,805

			766,805

NETHERLANDS 0.3%
Professional Services 0.3%
Intertrust Group BV, 3.38%, 11/15/2025(a)	EUR	300,000	343,078

SINGAPORE 1.1%
Consumer Finance 1.1%
Avation Capital SA, 6.50%, 5/15/2021(a)		$1,205,000	1,200,481

SOUTH AFRICA 0.6%
Chemicals 0.6%
SASOL Financing USA LLC, 5.88%, 3/27/2024		625,000	644,681

SPAIN 1.1%
Internet & Direct Marketing Retail 0.4%
eDreams ODIGEO SA, 5.50%, 9/1/2023(a)	EUR	463,000	511,529

Multiline Retail 0.7%
El Corte Ingles SA, 3.00%, 3/15/2024(a)		695,000	809,577

			1,321,106

SWITZERLAND 1.6%
Auto Components 0.4%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)		475,000	470,967

Banks 0.6%
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(d)(e)		$640,000	644,000

Capital Markets 0.6%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(d)(e)		675,000	688,500

			1,803,467

UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		560,000	508,200

UNITED KINGDOM 1.3%
Banks 1.3%
Barclays plc, (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)		800,000	797,664
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(d)(e)		265,000	255,063
Lloyds Banking Group plc, (USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(d)(e)		470,000	475,875

			1,528,602

UNITED STATES 29.2%
Banks 1.0%
Citigroup, Inc., 4.65%, 7/23/2048		1,025,000	1,065,669

Biotechnology 0.5%
Celgene Corp., 3.90%, 2/20/2028		610,000	604,640

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(d)		1,210,000	1,177,757

Commercial Services & Supplies 0.8%
Covanta Holding Corp., 6.00%, 1/1/2027		910,000	871,325

Consumer Finance 1.0%
General Motors Financial Co., Inc., 5.10%, 1/17/2024		1,140,000	1,158,054

Containers & Packaging 0.4%
BWAY Holding Co., 4.75%, 4/15/2024(a)	EUR	310,000	352,941
Greif, Inc., 6.50%, 3/1/2027(a)		$110,000	110,688

			463,629

Diversified Financial Services 0.9%
AXA Equitable Holdings, Inc., 4.35%, 4/20/2028		720,000	704,794
Verscend Escrow Corp., 9.75%, 8/15/2026(a)		335,000	337,278

			1,042,072

Diversified Telecommunication Services 1.4%
Frontier Communications Corp. 7.13%, 1/15/2023		750,000	446,250
8.50%, 4/1/2026(a)		265,000	240,421
Windstream Services LLC, 8.63%, 10/31/2025(a)		1,000,000	942,500

			1,629,171

Electric Utilities 0.5%
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)		540,000	542,700

Electronic Equipment, Instruments & Components 0.9%
Belden, Inc., 3.88%, 3/15/2028(a)	EUR	905,000	991,735

Energy Equipment & Services 0.6%
Transocean, Inc., 7.25%, 11/1/2025(a)		$769,000	726,705

Equity Real Estate Investment Trusts (REITs) 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028		125,000	120,403

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 7.50%, 3/15/2026(a)		130,000	130,325

Food Products 1.4%
JBS Investments II GmbH, 7.00%, 1/15/2026(a)		925,000	938,875
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		705,000	680,325

			1,619,200

Health Care Providers & Services 0.2%
HCA, Inc. 5.63%, 9/1/2028		150,000	155,109
5.88%, 2/1/2029		105,000	109,987

			265,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
UNITED STATES (continued)
Hotels, Restaurants & Leisure 1.5%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		$1,175,000	$1,107,438
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	135,000	144,477
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		$440,000	428,956

			1,680,871

Household Durables 0.8%
Lennar Corp., 5.00%, 6/15/2027		910,000	862,225

Independent Power and Renewable Electricity Producers 0.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)		300,000	277,125
Talen Energy Supply LLC, 10.50%, 1/15/2026(a)		655,000	605,875

			883,000

Insurance 0.5%
Protective Life Corp., 4.30%, 9/30/2028(a)		600,000	605,636

Machinery 0.7%
EnPro Industries, Inc., 5.75%, 10/15/2026(a)		790,000	786,050

Media 0.9%
MDC Partners, Inc., 6.50%, 5/1/2024(a)		1,100,000	1,001,330
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		50,000	45,000

			1,046,330

Multiline Retail 0.2%
JC Penney Corp., Inc., 8.63%, 3/15/2025(a)		335,000	188,438

Oil, Gas & Consumable Fuels 6.0%
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		715,000	703,381
Comstock Resources, Inc., 9.75%, 8/15/2026(a)		665,000	615,125
DCP Midstream Operating LP, 5.38%, 7/15/2025		470,000	479,400
Enable Midstream Partners LP, 4.95%, 5/15/2028		445,000	442,609
EQT Corp., 3.90%, 10/1/2027		818,000	740,858
Genesis Energy LP 6.50%, 10/1/2025		880,000	831,600
6.25%, 5/15/2026		425,000	389,672
Kinder Morgan, Inc., 4.30%, 3/1/2028		470,000	473,988
MPLX LP, 4.50%, 4/15/2038		1,220,000	1,119,902
Resolute Energy Corp., 8.50%, 5/1/2020		775,000	776,937
Targa Resources Partners LP, 6.50%, 7/15/2027(a)		235,000	242,341

			6,815,813

Paper & Forest Products 0.8%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)		940,000	902,400

Pharmaceuticals 0.7%
Allergan Funding SCS, 2.63%, 11/15/2028	EUR	250,000	292,448
Bausch Health Cos., Inc., 4.50%, 5/15/2023(a)		495,000	560,273

			852,721

Real Estate Management & Development 0.9%
Kennedy-Wilson, Inc., 5.88%, 4/1/2024		$1,000,000	977,800

Road & Rail 0.7%
Hertz Corp. (The), 7.63%, 6/1/2022(a)		839,000	835,057

Thrifts & Mortgage Finance 1.4%
Freedom Mortgage Corp. 8.13%, 11/15/2024(a)		1,175,000	1,078,062
8.25%, 4/15/2025(a)		580,000	530,700

			1,608,762

Trading Companies & Distributors 0.5%
United Rentals North America, Inc., 4.88%, 1/15/2028		585,000	555,019

Wireless Telecommunication Services 2.0%
Sprint Corp., 7.63%, 3/1/2026		605,000	628,444
Sprint Spectrum Co. LLC, 5.15%, 3/20/2028(a)		680,000	684,882
T-Mobile USA, Inc., 4.75%, 2/1/2028		955,000	915,606

			2,228,932

			33,237,535

Total Corporate Bonds (cost $56,579,390)			54,709,254

Foreign Government Securities 1.2%

	Principal Amount		Value
OMAN 0.5%
Oman Government Bond, 4.13%, 1/17/2023(a)		575,000	541,731

SAUDI ARABIA 0.7%
Kingdom of Saudi Arabia, 5.00%, 4/17/2049(a)		775,000	767,808

Total Foreign Government Securities (cost $1,331,236)			1,309,539

Loan Participations 12.6%

	Principal Amount		Value
UNITED STATES 12.6%
Auto Components 0.1%
Trico Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 6.50%), 9.21%, 2/2/2024(d)		152,094	147,531

Building Products 0.3%
Janus International Group LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 2/12/2025(d)		389,620	372,087

Chemicals 0.1%
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 11.25%, 2/14/2025(d)		85,000	83,937

Commercial Services & Supplies 0.1%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.50%, 10/10/2024(d)		161,347	147,742

Construction & Engineering 0.4%
Interior Logic Group, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.00%), 6.80%, 5/21/2025(d)		413,963	408,271

Consumer Services 0.2%
Intrawest Resorts Holdings, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 7/31/2024(d)		180,896	178,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Loan Participations 12.6%(continued)

	Principal Amount	Value
UNITED STATES (continued)
Containers & Packaging 0.3%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 6/30/2022(d)	$454,250	$389,238

Diversified Telecommunication Services 0.6%
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 7/31/2025(d)	442,125	406,755
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 6.51%, 3/29/2021(d)	350,278	325,321

		732,076

Electronic Equipment, Instruments & Components 0.3%
ATS Consolidated, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 6.25%, 2/28/2025(d)	347,375	346,072

Equity Real Estate Investment Trusts (REITs) 0.3%
Iron Mountain, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 4.25%, 1/2/2026(d)	332,488	321,682

Health Care Providers & Services 0.9%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 7.13%, 11/16/2025(d)	1,065,000	1,038,109

Insurance 0.3%
Pre-Paid Legal Services, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 4/11/2025(d)	321,125	316,308

Internet & Direct Marketing Retail 0.3%
Shutterfly, Inc.,Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 8/17/2024(d)	395,106	385,062

Machinery 0.6%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.78%, 4/19/2025(d)	671,625	658,193

Metals & Mining 1.2%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 7.25%, 2/27/2023(d)	1,243,750	1,242,195
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.80%, 8/23/2023(d)	123,438	123,129

		1,365,324

Multiline Retail 1.0%
JC Penny Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 6.96%, 6/23/2023(d)	187,500	161,953
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 5.76%, 10/25/2020(d)	1,087,899	962,247

		1,124,200

Personal Products 0.7%
Alphabet Holding Company, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 6.00%, 9/26/2024(d)	897,585	812,880

Pharmaceuticals 0.4%
Bausch Health Companies, Inc., (ICE LIBOR USD 1 Month + 3.00%), 5.51%, 6/2/2025(d)	417,476	412,637

Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 5/29/2025(d)	800,335	786,329

Software 0.6%
SS&C Technologies Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/16/2025(d)	195,726	191,621
SS&C Technologies Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 4/16/2025(d)	508,864	498,193

		689,814

Specialty Retail 1.3%
Camping World Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 5.26%, 11/8/2023(d)	1,612,033	1,518,003

Wireless Telecommunication Services 1.9%
SBA Senior Finance II LLC, 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 4/6/2025(d)	1,328,325	1,302,861
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.50%, 2/2/2024(d)	815,000	802,270

		2,105,131

Total Loan Participation (cost $14,743,873)		14,339,035

Short-Term Investment 0.5%

	Principal Amount	Value
U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 2.33% 4/4/2019(f)	610,000	607,519

Total Short-Term Investment (cost $607,560)		607,519

Total Investments (cost $112,095,570) — 97.3%		110,359,051
Other assets in excess of liabilities — 2.7%		3,119,084

NET ASSETS — 100.0%		$113,478,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $65,830,570 which represents 58.01% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(f)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

EUR	Euro
USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 20191:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 30	5.00	Quarterly	6/20/2023	3.24	USD 13,300,000	(793,349)	(950,863)	(157,514)
Markit CDX North America Investment Grade Index Series 31	1.00	Quarterly	12/20/2023	0.66	USD 22,750,000	(406,446)	(371,951)	34,495

						(1,199,795)	(1,322,814)	(123,019)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Forward foreign currency contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,042,913	EUR	4,407,197	Bank of America NA	2/21/2019	(8,394)

Net unrealized depreciation						(8,394)

Currency:

EUR	Euro
USD	United States Dollar

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	20	3/2019	USD	2,449,375	28,981
U.S. Treasury 10 Year Ultra Note	22	3/2019	USD	2,875,125	29,168

					58,149

Short Contracts
Euro-Bobl	(7)	3/2019	EUR	(1,065,062)	(6,399)
Euro-Bund	(115)	3/2019	EUR	(21,806,975)	(449,647)
U.S. Treasury 5 Year Note	(91)	3/2019	USD	(10,452,203)	(172,278)
U.S. Treasury Long Bond	(41)	3/2019	USD	(6,014,187)	(273,231)
U.S. Treasury Ultra Bond	(3)	3/2019	USD	(483,375)	(5,070)
USD 10 Year Interest Rate Swap	(21)	3/2019	USD	(2,160,047)	(53,495)
USD 5 Year Interest Rate Swap	(27)	3/2019	USD	(2,727,633)	(45,841)

					(1,005,961)

					(947,812)

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$14,965,791	$—	$14,965,791
Collateralized Mortgage Obligations	—	19,831,552	—	19,831,552
Commercial Mortgage-Backed Securities	—	4,596,361	—	4,596,361
Corporate Bonds	—	54,709,254	—	54,709,254
Foreign Government Securities	—	1,309,539	—	1,309,539
Futures Contracts	58,149	—	—	58,149
Loan Participations	—	14,339,035	—	14,339,035
Short-Term Investment	—	607,519	—	607,519

Total Assets	$58,149	$110,359,051	$—	$110,417,200

Liabilities:
Swap Contracts*	$—	$(1,322,814)	$—	$(1,322,814)
Forward Foreign Currency Contract	—	(8,394)	—	(8,394)
Futures Contracts	(1,005,961)	—	—	(1,005,961)

Total Liabilities	$(1,005,961)	$(1,331,208)	$—	$(2,337,169)

Total	$(947,812)	$109,027,843	$—	$108,080,031

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

The Fund uses credit default swap contracts to manage broad credit market spread exposure.The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included under “Payable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Assets:
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$58,149

Total		$58,149

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(1,322,814)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(8,394)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(1,005,961)

Total		$(2,337,169)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 98.9%

	Shares	Value
Aerospace & Defense 0.4%
Vectrus, Inc.*	8,300	$209,077

Air Freight & Logistics 0.2%
Echo Global Logistics, Inc.*	6,100	144,936

Auto Components 2.1%
Dana, Inc.	28,200	496,884
Modine Manufacturing Co.*	16,800	245,784
Tower International, Inc.	17,200	500,348

		1,243,016

Banks 13.4%
Associated Banc-Corp.	17,200	372,380
Bancorp, Inc. (The)*	70,500	597,840
Bank of Commerce Holdings	27,500	293,975
Banner Corp.	7,000	381,780
Civista Bancshares, Inc.	17,100	320,283
Financial Institutions, Inc.	27,700	742,914
First Financial Corp.	14,397	597,044
IBERIABANK Corp.	5,500	406,395
Independent Bank Corp.	19,400	429,904
Mercantile Bank Corp.	9,100	302,120
MidWestOne Financial Group, Inc.	4,000	110,840
Northrim BanCorp, Inc.	9,600	318,048
OFG Bancorp	24,800	480,624
Peoples Bancorp, Inc.	2,400	76,800
Popular, Inc.	9,900	540,639
QCR Holdings, Inc.	2,100	71,946
Republic Bancorp, Inc., Class A	9,700	404,393
Shore Bancshares, Inc.	37,600	560,240
Sierra Bancorp	24,700	657,020
Southern First Bancshares, Inc.*	4,800	172,752
West Bancorporation, Inc.	5,800	124,932

		7,962,869

Beverages 0.2%
Coffee Holding Co., Inc.*	21,203	128,914

Biotechnology 0.3%
BioSpecifics Technologies Corp.*	3,000	194,940

Building Products 1.4%
CSW Industrials, Inc.*	4,700	242,755
Masonite International Corp.*	7,200	411,840
PGT Innovations, Inc.*	9,200	153,088

		807,683

Capital Markets 0.7%
Victory Capital Holdings, Inc., Class A*	36,500	397,850

Chemicals 3.9%
AdvanSix, Inc.*	4,800	151,872
Cabot Corp.	8,500	398,565
FutureFuel Corp.	29,000	530,990
Huntsman Corp.	17,400	382,278
Olin Corp.	14,200	335,262
Tredegar Corp.	33,600	548,016

		2,346,983

Commercial Services & Supplies 2.1%
ACCO Brands Corp.	56,300	497,129
Ennis, Inc.	17,500	347,200
Herman Miller, Inc.	5,600	191,688
SP Plus Corp.*	5,800	191,980

		1,227,997

Communications Equipment 0.9%
Comtech Telecommunications Corp.	5,700	142,329
NETGEAR, Inc.*	7,200	285,192
TESSCO Technologies, Inc.	7,900	126,479

		554,000

Construction & Engineering 2.8%
EMCOR Group, Inc.	6,100	397,903
Granite Construction, Inc.	6,100	263,642
Great Lakes Dredge & Dock Corp.*	34,500	243,915
HC2 Holdings, Inc.*(a)	89,643	305,683
KBR, Inc.	27,700	476,440

		1,687,583

Consumer Finance 1.3%
Enova International, Inc.*	17,100	394,155
Navient Corp.	30,600	348,840

		742,995

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	23,700	286,059

Diversified Consumer Services 2.1%
Adtalem Global Education, Inc.*	7,700	376,530
Carriage Services, Inc.	7,300	141,985
K12, Inc.*	23,700	746,787

		1,265,302

Diversified Financial Services 0.3%
On Deck Capital, Inc.*	19,900	149,648

Electric Utilities 2.0%
Genie Energy Ltd., Class B	22,200	186,924
Portland General Electric Co.	20,600	995,392

		1,182,316

Electrical Equipment 0.6%
Atkore International Group, Inc.*	14,500	336,255

Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.*	6,300	382,473
Bel Fuse, Inc., Class B	8,294	191,426
Daktronics, Inc.	23,820	179,365
IEC Electronics Corp.*	20,600	149,350
Insight Enterprises, Inc.*	11,100	509,712
Jabil, Inc.	16,900	450,385
KEMET Corp.	12,200	216,184
PCM, Inc.*	10,200	217,770
ScanSource, Inc.*	11,150	427,156
Vishay Precision Group, Inc.*	13,100	437,933

		3,161,754

Energy Equipment & Services 1.7%
Archrock, Inc.	35,500	335,120
Matrix Service Co.*	17,500	375,375
ProPetro Holding Corp.*	17,300	282,682

		993,177

Equity Real Estate Investment Trusts (REITs) 8.1%
American Assets Trust, Inc.	14,100	605,454
Brandywine Realty Trust	42,150	634,357
CoreSite Realty Corp.	6,100	602,619
Corporate Office Properties Trust	29,500	728,355
Cousins Properties, Inc.	44,200	391,170
CubeSmart	19,600	606,620
First Industrial Realty Trust, Inc.	9,400	307,568
Highwoods Properties, Inc.	12,450	551,784
Independence Realty Trust, Inc.	39,900	416,955

		4,844,882

Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	5,100	145,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Food & Staples Retailing (continued)
Performance Food Group Co.*	13,500	$461,160

		606,714

Food Products 1.0%
Fresh Del Monte Produce, Inc.	13,400	428,532
Simply Good Foods Co. (The)*	7,200	142,488

		571,020

Health Care Equipment & Supplies 1.0%
Apyx Medical Corp.*	25,622	222,143
FONAR Corp.*	16,838	372,120

		594,263

Health Care Providers & Services 2.1%
Civitas Solutions, Inc.*	8,200	145,386
National HealthCare Corp.	4,600	369,518
Premier, Inc., Class A*	8,900	354,131
Tivity Health, Inc.*	17,000	378,420

		1,247,455

Hotels, Restaurants & Leisure 0.8%
Extended Stay America, Inc.	28,800	492,480

Household Durables 0.5%
Hooker Furniture Corp.	5,200	149,604
ZAGG, Inc.*	13,000	145,860

		295,464

Insurance 2.5%
Assurant, Inc.	2,900	279,531
CNO Financial Group, Inc.	10,500	187,740
Employers Holdings, Inc.	13,600	576,232
Protective Insurance Corp., Class B	4,528	83,451
Stewart Information Services Corp.	8,100	360,045

		1,486,999

Interactive Media & Services 0.7%
Meet Group, Inc. (The)*	53,794	310,929
QuinStreet, Inc.*	6,000	114,240

		425,169

Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc., Class A*	12,200	194,590
Liberty Expedia Holdings, Inc., Class A*	4,200	172,158

		366,748

IT Services 2.0%
Conduent, Inc.*	9,900	126,225
Information Services Group, Inc.*	37,600	155,288
Sykes Enterprises, Inc.*	15,200	419,064
TTEC Holdings, Inc.	15,500	518,165

		1,218,742

Leisure Products 1.0%
Brunswick Corp.	7,400	372,368
Clarus Corp.	13,100	146,589
Escalade, Inc.	6,781	75,676

		594,633

Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc.*	6,400	412,160

Machinery 4.2%
Altra Industrial Motion Corp.	13,300	407,113
Columbus McKinnon Corp.	3,000	108,600
Commercial Vehicle Group, Inc.*	20,000	149,400
Hurco Cos., Inc.	9,519	365,054
Kadant, Inc.	1,700	145,010
Milacron Holdings Corp.*	29,600	410,256
Oshkosh Corp.	4,900	367,745
SPX FLOW, Inc.*	6,700	219,559
Timken Co. (The)	4,500	191,655
Twin Disc, Inc.*	7,100	128,652

		2,493,044

Marine 0.7%
Matson, Inc.	12,800	428,928

Media 0.3%
Townsquare Media, Inc., Class A	25,861	158,528

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Invesco Mortgage Capital, Inc.	33,600	540,960

Multi-Utilities 3.0%
Black Hills Corp.	14,370	975,579
NorthWestern Corp.	12,800	818,048

		1,793,627

Oil, Gas & Consumable Fuels 3.9%
Contura Energy, Inc.*	5,600	360,528
Midstates Petroleum Co., Inc.*	39,200	379,456
Overseas Shipholding Group, Inc., Class A*	30,900	55,929
Par Pacific Holdings, Inc.*	8,800	143,088
PBF Energy, Inc., Class A	13,300	487,046
SandRidge Energy, Inc.*	13,200	109,428
SilverBow Resources, Inc.*	15,620	379,722
Whiting Petroleum Corp.*	13,400	383,642

		2,298,839

Paper & Forest Products 2.2%
Domtar Corp.	9,300	436,170
Schweitzer-Mauduit International, Inc.	12,200	391,132
Verso Corp., Class A*	19,300	476,131

		1,303,433

Pharmaceuticals 0.6%
ANI Pharmaceuticals, Inc.*	2,800	150,472
Prestige Consumer Healthcare, Inc.*	8,200	228,944

		379,416

Professional Services 0.6%
Korn Ferry	8,400	383,040

Semiconductors & Semiconductor Equipment 2.9%
Cabot Microelectronics Corp.	3,600	366,804
inTEST Corp.*	55,740	410,246
Kulicke & Soffa Industries, Inc.	24,400	549,732
Xperi Corp.	17,450	373,954

		1,700,736

Software 1.3%
Digital Turbine, Inc.*(a)	95,300	209,660
NetSol Technologies, Inc.*	29,503	197,965
Progress Software Corp.	10,800	391,284

		798,909

Specialty Retail 1.4%
America’s Car-Mart, Inc.*	2,100	146,916
J. Jill, Inc.*	23,000	136,850
MarineMax, Inc.*	7,000	124,460
Sonic Automotive, Inc., Class A	22,300	341,190
Tilly’s, Inc., Class A	4,600	55,706

		805,122

Technology Hardware, Storage & Peripherals 0.2%
TransAct Technologies, Inc.	13,700	142,206

Textiles, Apparel & Luxury Goods 2.9%
Columbia Sportswear Co.	5,700	508,383
Delta Apparel, Inc.*	7,288	171,632
Rocky Brands, Inc.	15,796	423,491
Steven Madden Ltd.	13,800	450,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc.*	16,400	$146,780

		1,700,856

Thrifts & Mortgage Finance 4.9%
BankFinancial Corp.	14,900	223,500
First Defiance Financial Corp.	18,350	517,103
FS Bancorp, Inc.	4,800	233,040
MGIC Investment Corp.*	46,400	579,072
Radian Group, Inc.	26,700	513,708
Riverview Bancorp, Inc.	66,600	496,170
Walker & Dunlop, Inc.	7,600	365,332

		2,927,925

Tobacco 0.8%
Universal Corp.	8,100	467,370

Trading Companies & Distributors 2.6%
Aircastle Ltd.	12,000	250,080
CAI International, Inc.*	13,600	337,552
Titan Machinery, Inc.*	15,700	294,218
Transcat, Inc.*	13,100	293,440
WESCO International, Inc.*	7,300	382,520

		1,557,810

Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	20,600	746,132

Total Common Stocks (cost $56,205,941)		58,806,964

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	28,848	28,848

Total Short-Term Investment (cost $28,848)		28,848

Repurchase Agreements 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $286,840, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $293,982.(c)	$286,820	286,820
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $7,498, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $7,647.(c)	7,497	7,497

Total Repurchase Agreements (cost $294,317)		294,317

Total Investments (cost $56,529,106) — 99.4%		59,130,129
Other assets in excess of liabilities — 0.6%		356,586

NET ASSETS — 100.0%		$59,486,715

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $311,371, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $28,848 and $294,317, respectively, a total value of $323,165.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $323,165.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$58,806,964	$—	$—	$58,806,964
Repurchase Agreements	—	294,317	—	294,317
Short-Term Investment	28,848	—	—	28,848

Total	$58,835,812	$294,317	$—	$59,130,129

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 96.5%

	Shares	Value
ARGENTINA 0.7%
Internet & Direct Marketing Retail 0.7%
MercadoLibre, Inc.*	600	$218,400

BRAZIL 10.5%
Banks 3.2%
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	68,000	438,144
Banco Santander Brasil SA, ADR	33,000	438,901
Itau Unibanco Holding SA, ADR	12,000	127,680

		1,004,725

Capital Markets 0.4%
B3 SA - Brasil Bolsa Balcao*	15,000	129,428

Diversified Consumer Services 1.1%
Estacio Participacoes SA	43,000	366,665

Electric Utilities 0.4%
EDP - Energias do Brasil SA*	25,000	115,088

Insurance 0.7%
IRB Brasil Resseguros S/A	10,000	233,768

Metals & Mining 1.6%
Vale SA, ADR	40,000	497,600

Oil, Gas & Consumable Fuels 2.3%
Petroleo Brasileiro SA, ADR*	45,000	733,500

Wireless Telecommunication Services 0.8%
TIM Participacoes SA, ADR*	15,000	254,100

		3,334,874

CHINA 28.7%
Auto Components 0.4%
Tianneng Power International Ltd.	150,000	139,452

Automobiles 0.4%
BAIC Motor Corp. Ltd., Class H Reg. S(a)	200,000	130,514

Banks 6.4%
Agricultural Bank of China Ltd., Class H	670,000	318,113
China CITIC Bank Corp. Ltd., Class H	440,000	286,650
China Construction Bank Corp., Class H	680,000	614,147
China Merchants Bank Co. Ltd., Class H	70,000	309,298
Industrial & Commercial Bank of China Ltd., Class H	680,000	530,889

		2,059,097

Construction & Engineering 0.3%
Sinopec Engineering Group Co. Ltd., Class H	110,000	109,011

Construction Materials 0.3%
West China Cement Ltd.	600,000	85,915

Diversified Financial Services 0.4%
Far East Horizon Ltd.	125,000	129,993

Diversified Telecommunication Services 1.3%
China Communications Services Corp. Ltd., Class H	325,000	305,558
China Telecom Corp. Ltd., Class H	200,000	108,797

		414,355

Electronic Equipment, Instruments & Components 0.7%
Kingboard Holdings Ltd.	60,000	213,228

Food Products 0.3%
Dali Foods Group Co. Ltd. Reg. S(a)	150,000	102,090

Gas Utilities 0.4%
ENN Energy Holdings Ltd.	12,000	115,508

Health Care Providers & Services 0.4%
Sinopharm Group Co. Ltd., Class H	24,923	112,208

Independent Power and Renewable Electricity Producers 0.7%
China Longyuan Power Group Corp. Ltd., Class H	150,000	112,117
China Resources Power Holdings Co. Ltd.	60,000	120,854

		232,971

Industrial Conglomerates 0.7%
CITIC Ltd.	150,000	226,886

Insurance 0.7%
People’s Insurance Co. Group of China Ltd. (The), Class H	270,000	111,595
Ping An Insurance Group Co. of China Ltd., Class H	12,000	117,274

		228,869

Interactive Media & Services 4.5%
Autohome, Inc., ADR*	1,000	72,380
Baidu, Inc., ADR*	1,000	172,630
Tencent Holdings Ltd.	27,000	1,214,806

		1,459,816

Internet & Direct Marketing Retail 2.9%
Alibaba Group Holding Ltd., ADR*	5,400	909,846

Machinery 1.5%
Sinotruk Hong Kong Ltd.	70,000	131,781
Weichai Power Co. Ltd., Class H	260,000	347,717

		479,498

Oil, Gas & Consumable Fuels 1.6%
China Petroleum & Chemical Corp., Class H	300,000	250,248
China Shenhua Energy Co. Ltd., Class H	100,000	254,943

		505,191

Pharmaceuticals 0.4%
China Resources Pharmaceutical Group Ltd. Reg. S(a)	80,000	114,642

Real Estate Management & Development 1.2%
Guangzhou R&F Properties Co. Ltd., Class H	100,000	199,442
Sino-Ocean Group Holding Ltd.	400,000	198,411

		397,853

Specialty Retail 0.5%
Zhongsheng Group Holdings Ltd.	90,000	161,963

Technology Hardware, Storage & Peripherals 0.8%
Lenovo Group Ltd.	350,000	256,573

Textiles, Apparel & Luxury Goods 0.7%
Li Ning Co. Ltd.*	100,000	123,087
Shenzhou International Group Holdings Ltd.	9,000	107,363

		230,450

Wireless Telecommunication Services 1.2%
China Mobile Ltd.	35,000	367,951

		9,183,880

COLOMBIA 2.7%
Banks 1.4%
Bancolombia SA, ADR	6,500	289,900
Grupo Aval Acciones y Valores SA, ADR	23,000	159,390

		449,290

Oil, Gas & Consumable Fuels 1.3%
Ecopetrol SA, ADR	22,000	414,700

		863,990

EGYPT 2.0%
Banks 2.0%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	130,000	631,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value
HONG KONG 0.7%
Food & Staples Retailing 0.3%
Sun Art Retail Group Ltd.	100,000	$98,959

Textiles, Apparel & Luxury Goods 0.4%
Bosideng International Holdings Ltd.	700,000	134,223

		233,182

INDIA 10.5%
Airlines 0.3%
InterGlobe Aviation Ltd. Reg. S(a)	6,000	100,850

Automobiles 0.3%
Mahindra & Mahindra Ltd.	10,000	95,694

Banks 1.0%
ICICI Bank Ltd., ADR	30,000	306,300

Consumer Finance 0.6%
Muthoot Finance Ltd.	25,000	175,792

Diversified Financial Services 0.3%
REC Ltd.	60,000	105,296

Electrical Equipment 0.3%
HEG Ltd.	2,500	84,201

Food Products 1.0%
Nestle India Ltd.	2,000	324,567

Gas Utilities 0.7%
GAIL India Ltd.	50,000	233,631

Household Products 0.5%
Hindustan Unilever Ltd.	6,000	148,848

IT Services 2.6%
Infosys Ltd., ADR	32,000	345,599
Tata Consultancy Services Ltd.	10,000	284,293
Tech Mahindra Ltd.	10,000	103,072
Wipro Ltd.	25,000	129,888

		862,852

Metals & Mining 0.5%
Hindalco Industries Ltd.	50,000	146,777

Oil, Gas & Consumable Fuels 1.4%
Hindustan Petroleum Corp. Ltd.	30,000	98,832
Reliance Industries Ltd.	20,000	348,687

		447,519

Pharmaceuticals 1.0%
Dr Reddy’s Laboratories Ltd.	8,000	305,853

		3,338,180

INDONESIA 4.8%
Automobiles 0.7%
Astra International Tbk. PT	350,000	212,206

Banks 1.3%
Bank Negara Indonesia Persero Tbk. PT	200,000	129,964
Bank Rakyat Indonesia Persero Tbk. PT	1,100,000	303,886

		433,850

Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Persero Tbk. PT	380,000	105,869

Food Products 1.2%
Charoen Pokphand Indonesia Tbk. PT	380,000	201,184
Indofood CBP Sukses Makmur Tbk. PT	220,000	169,846

		371,030

Gas Utilities 0.5%
Perusahaan Gas Negara Persero Tbk.	900,000	165,647

Media 0.3%
Surya Citra Media Tbk. PT	800,000	107,960

Oil, Gas & Consumable Fuels 0.5%
United Tractors Tbk. PT	80,000	147,117

		1,543,679

MEXICO 2.5%
Banks 0.4%
Grupo Financiero Banorte SAB de CV, Class O	25,000	138,791

Food & Staples Retailing 0.5%
Wal-Mart de Mexico SAB de CV	60,000	157,513

Transportation Infrastructure 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,000	179,280

Wireless Telecommunication Services 1.0%
America Movil SAB de CV, Class L, ADR	20,000	321,000

		796,584

PERU 2.0%
Banks 1.5%
Credicorp Ltd.	2,000	485,560

Metals & Mining 0.5%
Southern Copper Corp.	5,000	168,100

		653,660

RUSSIA 5.0%
Banks 1.3%
Sberbank of Russia PJSC, ADR	15,000	203,826
Sberbank of Russia PJSC, ADR	15,000	203,700

		407,526

Metals & Mining 0.7%
Severstal PJSC, GDR Reg. S	15,000	228,976

Oil, Gas & Consumable Fuels 2.7%
Gazprom PJSC, ADR	35,000	171,100
LUKOIL PJSC, ADR	7,000	561,399
Rosneft Oil Co. PJSC, GDR Reg. S	20,000	125,106

		857,605

Wireless Telecommunication Services 0.3%
Mobile TeleSystems PJSC, ADR	10,000	86,000

		1,580,107

SINGAPORE 0.8%
Entertainment 0.8%
IGG, Inc.	170,000	262,666

SOUTH AFRICA 3.6%
Air Freight & Logistics 0.3%
Imperial Logistics Ltd.	21,000	107,657

Banks 0.7%
Absa Group Ltd.	16,000	223,428

Capital Markets 0.6%
Investec Ltd.	31,000	203,162

Media 1.2%
Naspers Ltd., Class N	1,500	347,106

Metals & Mining 0.8%
Kumba Iron Ore Ltd.	10,000	255,657

		1,137,010

SOUTH KOREA 12.4%
Banks 1.7%
Hana Financial Group, Inc.	10,000	360,521
KB Financial Group, Inc.	4,000	172,092

		532,613

Construction & Engineering 0.7%
Daewoo Engineering & Construction Co. Ltd.*	50,000	233,065

Electronic Equipment, Instruments & Components 0.6%
SFA Engineering Corp.	5,000	184,764

Food Products 0.5%
Orion Holdings Corp.*	10,000	169,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value
SOUTH KOREA (continued)
Household Durables 1.1%
LG Electronics, Inc.	6,000	$360,345

Metals & Mining 0.9%
POSCO	1,200	292,182

Oil, Gas & Consumable Fuels 0.5%
SK Innovation Co. Ltd.	1,000	169,579

Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc.	3,000	200,194

Technology Hardware, Storage & Peripherals 4.4%
Samsung Electronics Co. Ltd.	33,000	1,378,838

Textiles, Apparel & Luxury Goods 0.5%
LF Corp.	7,000	155,169

Wireless Telecommunication Services 0.9%
SK Telecom Co. Ltd.	1,200	277,529

		3,953,872

TAIWAN 7.2%
Capital Markets 0.3%
Yuanta Financial Holding Co. Ltd.	200,000	111,201

Chemicals 0.5%
Grand Pacific Petrochemical	200,000	167,746

Electrical Equipment 0.9%
Walsin Lihwa Corp.	500,000	294,010

Electronic Equipment, Instruments & Components 0.9%
HannStar Display Corp.	800,000	181,843
Zhen Ding Technology Holding Ltd.	40,000	104,309

		286,152

Insurance 1.0%
Cathay Financial Holding Co. Ltd.	220,000	316,474

Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,000	1,015,740

Textiles, Apparel & Luxury Goods 0.3%
Ruentex Industries Ltd.*	40,000	107,298

		2,298,621

UNITED KINGDOM 0.7%
Paper & Forest Products 0.7%
Mondi Ltd.	9,000	223,135

UNITED STATES 1.7%
Food Products 1.7%
JBS SA	130,000	537,865

Total Common Stocks (cost $27,785,404)		30,790,719

Exchange Traded Fund 2.0%

	Shares	Value
UNITED STATES 2.0%
VanEck Vectors Vietnam ETF(b)	40,000	633,600

Total Exchange Traded Fund (cost $724,776)		633,600

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio- Institutional Class, 2.32%(c)(d)	51,049	$51,049

Total Short-Term Investment (cost $51,049)		51,049

Repurchase Agreements 1.6%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $507,578, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $520,216.(d)	$507,541	507,541
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $13,268, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $13,532.(d)	13,267	13,267

Total Repurchase Agreements (cost $520,808)		520,808

Total Investments (cost $29,082,037) — 100.3%		31,996,176
Liabilities in excess of other assets — (0.3)%		(107,862)

NET ASSETS — 100.0%		$31,888,314

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $448,096 which represents 1.41% of net assets.

(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $548,983, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $51,049 and $520,808, respectively, a total value of $571,857.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $571,857.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$107,657	$—	$107,657
Airlines	—	100,850	—	100,850
Auto Components	—	139,452	—	139,452
Automobiles	—	438,414	—	438,414
Banks	2,588,366	4,083,828	—	6,672,194
Capital Markets	129,428	314,363	—	443,791
Chemicals	—	167,746	—	167,746
Construction & Engineering	—	342,076	—	342,076
Construction Materials	—	85,915	—	85,915
Consumer Finance	—	175,792	—	175,792
Diversified Consumer Services	366,665	—	—	366,665
Diversified Financial Services	—	235,289	—	235,289
Diversified Telecommunication Services	—	520,224	—	520,224
Electric Utilities	115,088	—	—	115,088
Electrical Equipment	—	378,211	—	378,211
Electronic Equipment, Instruments & Components	—	684,144	—	684,144
Entertainment	—	262,666	—	262,666
Food & Staples Retailing	157,513	98,959	—	256,472
Food Products	537,865	967,281	—	1,505,146
Gas Utilities	—	514,786	—	514,786
Health Care Providers & Services	—	112,208	—	112,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$360,345	$—	$360,345
Household Products	—	148,848	—	148,848
Independent Power and Renewable Electricity Producers	—	232,971	—	232,971
Industrial Conglomerates	—	226,886	—	226,886
Insurance	233,768	545,343	—	779,111
Interactive Media & Services	245,010	1,214,806	—	1,459,816
Internet & Direct Marketing Retail	1,128,246	—	—	1,128,246
IT Services	345,599	517,253	—	862,852
Machinery	—	479,498	—	479,498
Media	—	455,066	—	455,066
Metals & Mining	665,700	923,592	—	1,589,292
Oil, Gas & Consumable Fuels	1,709,599	1,565,612	—	3,275,211
Paper & Forest Products	—	223,135	—	223,135
Pharmaceuticals	—	420,495	—	420,495
Real Estate Management & Development	—	397,853	—	397,853
Semiconductors & Semiconductor Equipment	1,015,740	200,194	—	1,215,934
Specialty Retail	—	161,963	—	161,963
Technology Hardware, Storage & Peripherals	—	1,635,411	—	1,635,411
Textiles, Apparel & Luxury Goods	—	627,140	—	627,140
Transportation Infrastructure	179,280	—	—	179,280
Wireless Telecommunication Services	661,100	645,480	—	1,306,580

Total Common Stocks	$10,078,967	$20,711,752	$—	$30,790,719

Exchange Traded Fund	$633,600	$—	$—	$633,600
Repurchase Agreements	—	520,808	—	520,808
Short-Term Investment	51,049	—	—	51,049

Total	$10,763,616	$21,232,560	$—	$31,996,176

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.7%

	Shares	Value
ARGENTINA 0.6%
Electric Utilities 0.2%
Pampa Energia SA, ADR*	15,000	$534,750

Software 0.4%
Globant SA*	10,000	676,000

		1,210,750

AUSTRALIA 6.3%
Biotechnology 1.2%
CSL Ltd.	18,000	2,557,498

Capital Markets 1.9%
ASX Ltd.	50,000	2,319,147
Macquarie Group Ltd.	18,000	1,527,980

		3,847,127

Equity Real Estate Investment Trusts (REITs) 1.0%
Goodman Group	265,000	2,248,290

Food & Staples Retailing 0.3%
Woolworths Group Ltd.	35,000	748,060

Metals & Mining 1.7%
BHP Group Ltd.	100,000	2,546,702
Rio Tinto plc	22,000	1,216,742

		3,763,444

Multiline Retail 0.2%
Wesfarmers Ltd.	21,000	491,718

		13,656,137

BRAZIL 1.5%
Metals & Mining 0.7%
Vale SA	131,000	1,634,268

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA*	200,000	1,620,421

		3,254,689

CANADA 0.5%
Insurance 0.2%
Sun Life Financial, Inc.	15,000	541,117

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	10,000	540,964

		1,082,081

CHINA 0.4%
Banks 0.4%
BOC Hong Kong Holdings Ltd.	230,000	891,838

COLOMBIA 0.5%
Banks 0.3%
Grupo Aval Acciones y Valores SA, ADR(a)	80,000	554,400

Oil, Gas & Consumable Fuels 0.2%
Ecopetrol SA, ADR	30,000	565,500

		1,119,900

EGYPT 1.1%
Banks 1.1%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	500,000	2,426,976

FINLAND 3.8%
Construction & Engineering 0.2%
YIT OYJ	75,000	485,028

Insurance 0.6%
Sampo OYJ, Class A	30,000	1,373,202

IT Services 0.5%
Tieto OYJ	41,440	1,187,734

Machinery 0.3%
Valmet OYJ	30,000	675,219

Media 0.5%
Sanoma OYJ	110,883	1,077,057

Multiline Retail 0.2%
Tokmanni Group Corp.	55,000	536,463

Oil, Gas & Consumable Fuels 0.3%
Neste OYJ	6,000	550,039

Paper & Forest Products 1.0%
Stora Enso OYJ, Class R	100,000	1,338,708
UPM-Kymmene OYJ	20,000	578,294

		1,917,002

Trading Companies & Distributors 0.2%
Ramirent OYJ	70,000	479,204

		8,280,948

FRANCE 9.6%
Auto Components 0.6%
Faurecia SA	31,500	1,382,892

Automobiles 1.2%
Peugeot SA	100,000	2,523,190

Construction & Engineering 2.5%
Bouygues SA	52,000	1,842,369
Eiffage SA	35,000	3,281,049

		5,123,418

Diversified Telecommunication Services 0.7%
Orange SA	101,000	1,569,998

Media 1.2%
Lagardere SCA	100,000	2,616,670

Oil, Gas & Consumable Fuels 1.1%
TOTAL SA	45,000	2,469,274

Personal Products 1.4%
L’Oreal SA	12,000	2,890,983

Pharmaceuticals 0.4%
Sanofi	11,100	964,549

Textiles, Apparel & Luxury Goods 0.5%
Kering SA	2,320	1,166,078

		20,707,052

GERMANY 3.9%
Independent Power and Renewable Electricity Producers 0.5%
Uniper SE	40,000	1,157,460

Insurance 1.2%
Allianz SE (Registered)	12,000	2,539,850

IT Services 0.7%
Wirecard AG	9,000	1,490,489

Professional Services 0.5%
Amadeus Fire AG	11,536	1,151,673

Specialty Retail 0.3%
Hornbach Holding AG & Co. KGaA	11,000	571,606

Transportation Infrastructure 0.7%
Hamburger Hafen und Logistik AG	63,628	1,416,712

		8,327,790

HONG KONG 7.0%
Banks 1.3%
Dah Sing Banking Group Ltd.	1,058,800	2,065,121
Hang Seng Bank Ltd.	30,000	692,960

		2,758,081

Consumer Finance 0.3%
Sun Hung Kai & Co. Ltd.	1,200,000	567,524

Diversified Telecommunication Services 0.2%
PCCW Ltd.	690,737	412,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Electric Utilities 0.6%
CLP Holdings Ltd.	110,000	$1,279,754

Hotels, Restaurants & Leisure 0.2%
Cafe de Coral Holdings Ltd.	126,000	341,061

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	200,000	2,032,348
NWS Holdings Ltd.	250,000	573,642

		2,605,990

Insurance 0.2%
AIA Group Ltd.	60,000	539,199

Multiline Retail 0.5%
Lifestyle International Holdings Ltd.	700,000	1,055,065

Real Estate Management & Development 2.5%
CK Asset Holdings Ltd.	250,000	2,120,763
New World Development Co. Ltd.	1,000,000	1,568,791
Sun Hung Kai Properties Ltd.	40,000	675,832
Swire Pacific Ltd., Class A	50,000	591,007
Wharf Holdings Ltd. (The)	200,000	603,153

		5,559,546

		15,118,507

INDIA 0.5%
IT Services 0.5%
Infosys Ltd., ADR	100,000	1,080,000

INDONESIA 1.0%
Banks 0.4%
Bank Rakyat Indonesia Persero Tbk. PT	2,800,000	773,528

Food Products 0.3%
Indofood CBP Sukses Makmur Tbk. PT	900,000	694,826

Gas Utilities 0.3%
Perusahaan Gas Negara Persero Tbk.	4,300,000	791,422

		2,259,776

ISRAEL 4.0%
Banks 1.5%
Bank Hapoalim BM	150,000	1,016,632
Bank Leumi Le-Israel BM	325,000	2,146,776

		3,163,408

Pharmaceuticals 1.1%
Teva Pharmaceutical Industries Ltd., ADR*	115,000	2,282,750

Software 1.4%
Check Point Software Technologies Ltd.*	10,000	1,119,200
CyberArk Software Ltd.*	12,000	1,053,120
Nice Ltd., ADR*	10,000	1,099,500

		3,271,820

		8,717,978

ITALY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Eni SpA	60,000	1,016,218

JAPAN 22.7%
Auto Components 0.4%
Bridgestone Corp.	20,900	803,878

Automobiles 1.7%
Suzuki Motor Corp.	12,800	667,049
Toyota Motor Corp.	50,000	3,072,458

		3,739,507

Banks 2.9%
Aozora Bank Ltd.	30,000	923,034
Mizuho Financial Group, Inc.	1,000,000	1,651,704
Resona Holdings, Inc.	200,000	1,010,132
Sumitomo Mitsui Financial Group, Inc.	70,000	2,602,695

		6,187,565

Building Products 0.5%
AGC, Inc.	30,000	1,015,381

Capital Markets 0.3%
SBI Holdings, Inc.	35,000	745,438

Chemicals 1.5%
Mitsui Chemicals, Inc.	60,000	1,501,315
Teijin Ltd.	100,000	1,724,796

		3,226,111

Commercial Services & Supplies 0.9%
Kokuyo Co. Ltd.	130,000	1,899,572

Construction & Engineering 0.8%
Obayashi Corp.	175,000	1,660,549

Diversified Financial Services 0.3%
ORIX Corp.	45,000	677,827

Diversified Telecommunication Services 1.3%
Nippon Telegraph & Telephone Corp.	65,000	2,789,857

Electric Utilities 0.6%
Kansai Electric Power Co., Inc. (The)	80,000	1,215,410

Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd.	90,000	2,824,813

Food & Staples Retailing 0.9%
Seven & i Holdings Co. Ltd.	45,000	1,958,737

Hotels, Restaurants & Leisure 0.8%
Round One Corp.	150,000	1,703,025

Household Durables 1.2%
Haseko Corp.	150,000	1,661,813
Sony Corp.	20,000	1,005,945

		2,667,758

Industrial Conglomerates 0.3%
Toshiba Corp.	20,000	632,806

Oil, Gas & Consumable Fuels 0.4%
JXTG Holdings, Inc.	150,000	812,536

Pharmaceuticals 2.0%
Astellas Pharma, Inc.	200,000	2,958,421
Takeda Pharmaceutical Co. Ltd.	35,000	1,412,113

		4,370,534

Real Estate Management & Development 0.5%
Nomura Real Estate Holdings, Inc.	60,000	1,164,399

Technology Hardware, Storage & Peripherals 1.0%
Canon, Inc.	75,000	2,146,392

Tobacco 0.5%
Japan Tobacco, Inc.	40,000	1,010,235

Trading Companies & Distributors 2.3%
Marubeni Corp.	250,000	1,944,409
Mitsubishi Corp.	35,000	1,022,614
Sumitomo Corp.	132,000	2,038,800

		5,005,823

Wireless Telecommunication Services 0.3%
NTT DOCOMO, Inc.	27,000	646,517

		48,904,670

NETHERLANDS 4.2%
Capital Markets 0.9%
Euronext NV Reg. S(b)	30,000	1,851,954

Food & Staples Retailing 1.0%
Koninklijke Ahold Delhaize NV	80,000	2,109,769

Insurance 1.1%
NN Group NV	60,000	2,540,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Value
NETHERLANDS (continued)
Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell plc, Class B	80,000	$2,488,552

		8,991,243

NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.3%
Spark New Zealand Ltd.	250,000	700,704

NORWAY 3.6%
Banks 0.7%
DNB ASA	80,000	1,419,511

Diversified Telecommunication Services 0.4%
Telenor ASA	50,000	945,947

Food Products 1.2%
MOWI ASA	120,000	2,644,587

Oil, Gas & Consumable Fuels 1.3%
Equinor ASA	120,000	2,737,680

		7,747,725

PORTUGAL 0.8%
Electric Utilities 0.4%
EDP - Energias de Portugal SA	280,000	1,022,738

Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA	50,000	779,868

		1,802,606

RUSSIA 1.4%
Banks 0.4%
Sberbank of Russia PJSC, ADR	60,000	815,302

Metals & Mining 0.3%
Severstal PJSC, GDR Reg. S	40,000	610,601

Oil, Gas & Consumable Fuels 0.7%
LUKOIL PJSC, ADR	15,000	1,204,017
Rosneft Oil Co. PJSC, GDR Reg. S	80,000	500,422

		1,704,439

		3,130,342

SINGAPORE 2.2%
Banks 0.9%
DBS Group Holdings Ltd.	110,000	1,957,570

Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Mall Trust	300,000	535,098

Real Estate Management & Development 0.3%
CapitaLand Ltd.	225,000	556,823

Road & Rail 0.8%
ComfortDelGro Corp. Ltd.	1,000,000	1,733,029

		4,782,520

SOUTH AFRICA 1.2%
Metals & Mining 1.2%
Anglo American plc(a)	100,000	2,551,943

SWITZERLAND 6.8%
Beverages 0.5%
Coca-Cola HBC AG*	30,000	1,007,453

Capital Markets 0.4%
Partners Group Holding AG	1,300	894,592

Food Products 1.4%
Nestle SA (Registered)	35,000	3,048,515

Insurance 1.0%
Swiss Life Holding AG (Registered)*	5,000	2,062,375

Pharmaceuticals 2.2%
Novartis AG (Registered)	35,000	3,054,582
Roche Holding AG	7,000	1,859,361

		4,913,943

Technology Hardware, Storage & Peripherals 1.3%
Logitech International SA (Registered)	75,000	2,743,722

		14,670,600

UNITED KINGDOM 12.8%
Beverages 2.3%
Diageo plc	60,000	2,287,881
Fevertree Drinks plc	80,000	2,702,734

		4,990,615

Capital Markets 1.7%
3i Group plc	250,000	2,791,053
Man Group plc	500,000	936,675

		3,727,728

Diversified Telecommunication Services 0.4%
BT Group plc	300,000	914,972

Electronic Equipment, Instruments & Components 0.8%
Electrocomponents plc	250,000	1,782,191

Hotels, Restaurants & Leisure 0.7%
InterContinental Hotels Group plc	26,882	1,532,178

Household Durables 0.6%
Persimmon plc	40,000	1,247,322

Insurance 1.1%
Direct Line Insurance Group plc	372,000	1,644,045
Hastings Group Holdings plc Reg. S(b)	250,000	688,635

		2,332,680

Paper & Forest Products 0.4%
Mondi plc	40,000	966,503

Personal Products 0.3%
Unilever plc	11,500	602,481

Pharmaceuticals 1.8%
GlaxoSmithKline plc	200,000	3,885,356

Professional Services 1.3%
Intertek Group plc	30,000	1,932,578
RELX plc	38,000	841,180

		2,773,758

Specialty Retail 0.9%
WH Smith plc	75,000	1,924,145

Tobacco 0.5%
Imperial Brands plc	30,000	994,054

		27,673,983

UNITED STATES 0.5%
Trading Companies & Distributors 0.5%
Ferguson plc	16,000	1,070,394

Total Common Stocks (cost $198,472,862)		211,177,370

Exchange Traded Fund 0.9%

	Shares	Value
UNITED STATES 0.9%
VanEck Vectors Vietnam ETF(a)	120,000	1,900,800

Total Exchange Traded Fund (cost $2,217,415)		1,900,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(c)(d)	170,701	$170,701

Total Short-Term Investment (cost $170,701)		170,701

Repurchase Agreements 0.8%
	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $1,697,288, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $1,739,548.(d)	$1,697,166	1,697,166
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $44,366, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $45,250.(d)	44,363	44,363

Total Repurchase Agreements (cost $1,741,529)		1,741,529

Total Investments (cost $202,602,507) — 99.5%		214,990,400
Other assets in excess of liabilities — 0.5%		1,057,105

NET ASSETS — 100.0%		$216,047,505

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $4,358,979, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $170,701 and $1,741,529, respectively, and by $2,676,867 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $4,589,097.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $2,540,589 which represents 1.18% of net assets.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $1,912,230.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$2,186,770	$—	$2,186,770
Automobiles	—	6,262,697	—	6,262,697
Banks	554,400	20,393,779	—	20,948,179
Beverages	—	5,998,068	—	5,998,068
Biotechnology	—	2,557,498	—	2,557,498
Building Products	—	1,015,381	—	1,015,381
Capital Markets	—	11,066,839	—	11,066,839
Chemicals	—	3,226,111	—	3,226,111
Commercial Services & Supplies	—	1,899,572	—	1,899,572
Construction & Engineering	—	7,268,995	—	7,268,995
Consumer Finance	—	567,524	—	567,524
Diversified Financial Services	—	677,827	—	677,827
Diversified Telecommunication Services	700,704	6,633,061	—	7,333,765
Electric Utilities	534,750	3,517,902	—	4,052,652
Electronic Equipment, Instruments & Components	—	4,607,004	—	4,607,004
Equity Real Estate Investment Trusts (REITs)	—	2,783,388	—	2,783,388
Food & Staples Retailing	—	4,816,566	—	4,816,566
Food Products	—	6,387,928	—	6,387,928
Gas Utilities	—	791,422	—	791,422
Hotels, Restaurants & Leisure	—	3,576,264	—	3,576,264
Household Durables	—	3,915,080	—	3,915,080
Independent Power and Renewable Electricity Producers	—	1,157,460	—	1,157,460

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stock (continued)
Industrial Conglomerates	$—	$3,238,796	$—	$3,238,796
Insurance	541,117	11,388,274	—	11,929,391
IT Services	1,080,000	2,678,223	—	3,758,223
Machinery	—	675,219	—	675,219
Media	—	3,693,727	—	3,693,727
Metals & Mining	1,634,268	6,925,988	—	8,560,256
Multiline Retail	—	2,083,246	—	2,083,246
Oil, Gas & Consumable Fuels	2,185,921	12,558,606	—	14,744,527
Paper & Forest Products	—	2,883,505	—	2,883,505
Personal Products	—	3,493,464	—	3,493,464
Pharmaceuticals	2,282,750	14,134,382	—	16,417,132
Professional Services	—	3,925,431	—	3,925,431
Real Estate Management & Development	—	7,280,768	—	7,280,768
Road & Rail	—	1,733,029	—	1,733,029
Software	3,947,820	–	—	3,947,820
Specialty Retail	—	2,495,751	—	2,495,751
Technology Hardware, Storage & Peripherals	—	4,890,114	—	4,890,114
Textiles, Apparel & Luxury Goods	—	1,166,078	—	1,166,078
Tobacco	—	2,004,289	—	2,004,289
Trading Companies & Distributors	—	6,555,421	—	6,555,421
Transportation Infrastructure	—	1,416,712	—	1,416,712
Wireless Telecommunication Services	540,964	646,517	—	1,187,481

Total Common Stocks	$14,002,694	$197,174,676	$—	$211,177,370

Exchange Traded Fund	$1,900,800	$—	$—	$1,900,800
Repurchase Agreements	—	1,741,529	—	1,741,529
Short-Term Investment	170,701	—	—	170,701

Total	$16,074,195	$198,916,205	$—	$214,990,400

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.1%

	Shares	Value
Biotechnology 6.9%
Acceleron Pharma, Inc.*	10,400	$440,960
Apellis Pharmaceuticals, Inc.*	9,000	126,000
Arcus Biosciences, Inc.*	25,000	254,250
Arena Pharmaceuticals, Inc.*	11,000	505,670
Array BioPharma, Inc.*	28,200	526,494
Biogen, Inc.*	900	300,402
BioMarin Pharmaceutical, Inc.*	5,000	490,850
Bluebird Bio, Inc.*	2,000	266,860
Celgene Corp.*	4,000	353,840
Esperion Therapeutics, Inc.*(a)	9,000	418,050
FibroGen, Inc.*	8,000	454,000
Gilead Sciences, Inc.	2,600	182,026
Global Blood Therapeutics, Inc.*	7,900	378,489
Ionis Pharmaceuticals, Inc.*	5,800	336,400
Kura Oncology, Inc.*	30,000	477,000
Marker Therapeutics, Inc.*	21,000	111,090
MEI Pharma, Inc.*	77,792	210,038
Neurocrine Biosciences, Inc.*	4,900	432,278
Proteostasis Therapeutics, Inc.*(a)	25,000	75,500
Sage Therapeutics, Inc.*	1,700	242,403
Sangamo Therapeutics, Inc.*	33,000	385,770
Spark Therapeutics, Inc.*	4,000	191,280
Vertex Pharmaceuticals, Inc.*	2,200	420,002
Viking Therapeutics, Inc.*(a)	24,000	195,840
Xencor, Inc.*	11,000	397,100

		8,172,592

Communications Equipment 4.6%
Cisco Systems, Inc.	114,970	5,436,931

Electronic Equipment, Instruments & Components 6.1%
Flex Ltd.*	161,480	1,553,437
Insight Enterprises, Inc.*	25,200	1,157,184
Orbotech Ltd.*	11,600	711,428
TE Connectivity Ltd.	16,905	1,368,460
Tech Data Corp.*	25,400	2,429,002

		7,219,511

Entertainment 3.9%
Activision Blizzard, Inc.	50,000	2,362,000
Electronic Arts, Inc.*	24,650	2,273,716

		4,635,716

Household Durables 2.0%
Sony Corp., ADR-JP	46,800	2,345,616

Interactive Media & Services 13.9%
Alphabet, Inc., Class A*	5,950	6,699,046
Alphabet, Inc., Class C*	3,136	3,500,936
Facebook, Inc., Class A*	38,565	6,428,400

		16,628,382

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	2,845	4,889,787

IT Services 13.3%
Booz Allen Hamilton Holding Corp.	47,600	2,338,588
Cognizant Technology Solutions Corp., Class A	39,915	2,781,277
DXC Technology Co.	54,800	3,513,776
Euronet Worldwide, Inc.*	27,800	3,197,278
Fiserv, Inc.*	14,000	1,161,020
Twilio, Inc., Class A*	18,800	2,092,816
Visa, Inc., Class A	5,930	800,610

		15,885,365

Pharmaceuticals 0.5%
Aerie Pharmaceuticals, Inc.*	6,500	305,630
Dermira, Inc.*	45,000	297,000

		602,630

Semiconductors & Semiconductor Equipment 13.3%
Broadcom, Inc.	11,416	3,062,342
KLA-Tencor Corp.	15,090	1,608,141
Lam Research Corp.	9,940	1,685,625
Maxim Integrated Products, Inc.	26,035	1,412,920
NVIDIA Corp.	14,200	2,041,250
NXP Semiconductors NV	20,900	1,818,927
QUALCOMM, Inc.	20,155	998,076
Texas Instruments, Inc.	32,550	3,277,134

		15,904,415

Software 20.1%
Adobe, Inc.*	18,950	4,696,189
HubSpot, Inc.*	16,350	2,588,368
LogMeIn, Inc.	10,130	942,293
Microsoft Corp.	83,200	8,688,576
Nutanix, Inc., Class A*	10,700	548,161
Qualys, Inc.*	28,400	2,457,452
RingCentral, Inc., Class A*	27,700	2,560,588
Varonis Systems, Inc.*	25,900	1,530,172

		24,011,799

Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc.	30,950	5,151,318
HP, Inc.	161,710	3,562,471
NetApp, Inc.	57,500	3,666,775

		12,380,564

Total Common Stocks (cost $53,536,396)		118,113,308

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	61,862	61,862

Total Short-Term Investment (cost $61,862)		61,862

Repurchase Agreements 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $615,092, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $630,406.(c)	$615,047	615,047
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $16,078, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $16,399.(c)	16,077	16,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $631,124)	$631,124

Total Investments (cost $54,229,382) — 99.7%	118,806,294
Other assets in excess of liabilities — 0.3%	356,532

NET ASSETS — 100.0%	$119,162,826

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $682,345, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $61,862 and $631,124, respectively, a total value of $692,986.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $692,986.

ADR	American Depositary Receipt
JP	Japan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$118,113,308	$—	$—	$118,113,308
Repurchase Agreements	—	631,124	—	631,124
Short-Term Investment	61,862	—	—	61,862

Total	$118,175,170	$631,124	$—	$118,806,294

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 21.6%

	Principal Amount	Value
Airlines 2.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$3,111,556	$3,036,879
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/2020(a)	481,625	486,682
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020(a)	262,824	266,267
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	216,278	222,745
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.10%, 4/1/2028	1,661,999	1,646,376
United Airlines Pass-Through Trust Series 2014-1, Class B, 4.75%, 4/11/2022	2,667,620	2,672,421
Series 2016-1, Class B, 3.65%, 1/7/2026	1,371,528	1,301,775

		9,633,145

Automobiles 5.2%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	2,752,399	2,741,737
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	1,222,222	1,224,341
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/2021(a)	10,000,000	9,941,784
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,000,000	3,008,678
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	1,339,454	1,338,205
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1, 2.53%, 9/16/2019(a)	773,373	773,131

		19,027,876

Home Equity 3.0%
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 3.25%, 8/25/2035(b)	7,101,598	7,102,139
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.76%, 1/25/2036(b)	1,029,000	1,028,217
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 2.73%, 12/25/2036(b)	3,000,000	2,968,588
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034(c)	3,237	3,235

		11,102,179

Other 10.8%
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	906,694	911,382
CCG Receivables Trust Series 2018-2, Class A1, 2.47%, 8/14/2019(a)	1,224,080	1,223,134
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	3,000,000	3,002,402
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 4.52%, 6/9/2030(a)(b)	3,000,000	2,981,358
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,704,137	1,911,311
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	2,147,154	2,141,344
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	223,348	226,181
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	357,085	367,044
Series 2015-1A, Class A, 3.84%, 9/21/2040(a)	1,544,921	1,618,917
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.51%, 7/17/2037(a)(b)	1,987,349	1,980,397
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.99%, 4/19/2030(a)(b)	2,000,000	1,993,006
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class A, 0.00%, 1/19/2032(a)(b)	500,000	500,000
NRZ Advance Receivables Trust, Series 2016-T5, Class AT5, 3.33%, 12/15/2051(a)	4,000,000	3,981,280
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	1,600,000	1,599,552
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	8,150,000	8,122,535
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	2,353,255	2,396,566
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class AT1, 3.62%, 10/17/2050(a)	800,000	802,943
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	4,200,000	4,190,248

		39,949,600

Total Asset-Backed Securities (cost $79,433,365)		79,712,800

Collateralized Mortgage Obligations 6.4%

	Principal Amount	Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	319,369	264,692
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 5.32%, 10/25/2034(c)	31,222	31,324
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(b)	6,652,530	6,672,557
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	85,826	74,612
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053(a)(b)	1,414,377	1,415,381

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FNMA REMICS Series 2003-33, Class LB, 5.50%, 5/25/2023	$351,235	$360,339
Series 2009-42, Class AP, 4.50%, 3/25/2039	106,096	107,819
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	260,228	243,113
New Residential Mortgage Loan Trust Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	1,819,239	1,818,151
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	1,800,000	1,809,528
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	3,846,933	3,967,516
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	1,858,349	1,894,310
RCO Trust, Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	1,985,405	1,992,567
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	916,726	906,611
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	1,905,590	1,944,528

Total Collateralized Mortgage Obligations (cost $23,692,724)		23,503,048

Commercial Mortgage-Backed Securities 3.4%

	Principal Amount	Value
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	590,000	599,115
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 8/14/2036(a)	6,300,000	6,000,780
COMM Mortgage Trust, Series 2014-TWC, Class B, 4.11%, 2/13/2032(a)(b)	1,000,000	999,974
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/2034(a)	4,980,000	4,977,908

Total Commercial Mortgage-Backed Securities (cost $13,146,410)		12,577,777

Corporate Bonds 37.8%

	Principal Amount	Value
Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027	1,250,000	1,200,250
Lockheed Martin Corp., 3.55%, 1/15/2026	1,250,000	1,266,250
United Technologies Corp., 4.13%, 11/16/2028	2,000,000	2,057,155

		4,523,655

Banks 5.2%
Bank of America Corp., 4.20%, 8/26/2024	1,000,000	1,023,633
Series L, 3.95%, 4/21/2025	1,750,000	1,757,126
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	2,000,000	1,993,558
Citigroup, Inc., 4.45%, 9/29/2027	2,000,000	2,029,241
Citizens Financial Group, Inc., 3.75%, 7/1/2024	1,500,000	1,467,971
4.35%, 8/1/2025	2,000,000	1,986,752
Cooperatieve Rabobank UA, 5.75%, 12/1/2043	600,000	679,949
HSBC Holdings plc, 4.38%, 11/23/2026	1,000,000	1,003,194
JPMorgan Chase & Co., Series I, (ICE LIBOR USD 3 Month + 3.47%), 6.22%, 4/30/2019(d)(e)	717,000	721,302
3.88%, 9/10/2024	500,000	507,036
4.95%, 6/1/2045	1,500,000	1,607,580
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	4,500,000	4,400,402

		19,177,744

Beverages 0.5%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026(a)	1,000,000	982,503
4.90%, 2/1/2046(a)	1,000,000	953,666

		1,936,169

Biotechnology 0.3%
AbbVie, Inc., 3.20%, 5/14/2026	1,000,000	944,094

Capital Markets 0.6%
FMR LLC, 4.95%, 2/1/2033(a)	1,000,000	1,108,352
S&P Global, Inc., 4.50%, 5/15/2048	1,250,000	1,265,351

		2,373,703

Chemicals 0.8%
Cytec Industries, Inc., 3.95%, 5/1/2025	600,000	594,059
Nutrien Ltd., 5.25%, 1/15/2045	1,250,000	1,261,875
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	1,000,000	999,655

		2,855,589

Commercial Services & Supplies 0.3%
Aramark Services, Inc., 5.00%, 2/1/2028(a)	1,100,000	1,073,875

Containers & Packaging 0.2%
Ball Corp., 4.88%, 3/15/2026	750,000	761,850

Diversified Financial Services 0.7%
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	1,433,169	1,487,343
Shell International Finance BV, 4.38%, 5/11/2045	1,000,000	1,061,470

		2,548,813

Diversified Telecommunication Services 1.8%
AT&T, Inc., 3.40%, 5/15/2025	500,000	489,114
4.10%, 2/15/2028	1,500,000	1,488,530
4.30%, 2/15/2030	2,081,000	2,062,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC, 5.75%, 2/15/2026(a)	$600,000	$609,000
5.13%, 5/1/2027(a)	2,000,000	1,932,440

		6,581,098

Electric Utilities 3.3%
Appalachian Power Co., 3.40%, 6/1/2025	1,000,000	994,594
Entergy Arkansas LLC, 4.00%, 6/1/2028	2,750,000	2,773,865
Eversource Energy, Series O, 4.25%, 4/1/2029	1,000,000	1,040,642
Indiana Michigan Power Co., 3.85%, 5/15/2028	1,250,000	1,266,933
ITC Holdings Corp., 3.65%, 6/15/2024	3,000,000	2,985,129
Public Service Co. of Colorado, 2.90%, 5/15/2025	3,000,000	2,929,182

		11,990,345

Electrical Equipment 0.3%
Eaton Corp., 8.88%, 6/15/2019	1,000,000	1,020,260

Energy Equipment & Services 0.8%
Helmerich & Payne, Inc., 4.65%, 3/15/2025(a)	1,750,000	1,802,340
Transocean, Inc., 8.37%, 12/15/2021	1,000,000	1,045,000

		2,847,340

Entertainment 0.3%
21st Century Fox America, Inc., 3.70%, 10/15/2025	1,000,000	1,019,132

Equity Real Estate Investment Trusts (REITs) 1.9%
Kite Realty Group LP, 4.00%, 10/1/2026	1,250,000	1,142,602
Liberty Property LP, 3.75%, 4/1/2025	2,000,000	1,979,357
Piedmont Operating Partnership LP, 3.40%, 6/1/2023	1,500,000	1,453,230
4.45%, 3/15/2024	2,500,000	2,526,730

		7,101,919

Food & Staples Retailing 0.2%
CVS Pass-Through Trust, 7.51%, 1/10/2032(a)	767,043	896,109

Food Products 0.5%
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	1,000,000	987,312
McCormick & Co., Inc., 3.15%, 8/15/2024	900,000	876,912

		1,864,224

Health Care Providers & Services 0.3%
CVS Health Corp., 4.30%, 3/25/2028	1,000,000	1,013,903

Household Durables 0.9%
Newell Brands, Inc., 5.00%, 11/15/2023	560,000	568,339
4.20%, 4/1/2026	3,000,000	2,882,925

		3,451,264

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/2021	358,000	366,055

Insurance 2.0%
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	3,000,000	2,974,931
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	3,405,000	3,511,740
Oil Insurance Ltd., (ICE LIBOR USD 3 Month + 2.98%), 5.78%, 3/30/2019(a)(d)(e)	1,000,000	942,500

		7,429,171

Media 0.6%
Charter Communications Operating LLC, 4.91%, 7/23/2025	1,000,000	1,028,044
Comcast Corp., 4.70%, 10/15/2048	1,000,000	1,044,318

		2,072,362

Metals & Mining 0.1%
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	500,000	465,000

Multi-Utilities 2.2%
Black Hills Corp., 3.95%, 1/15/2026	1,750,000	1,738,889
3.15%, 1/15/2027	1,000,000	930,467
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	1,250,000	1,245,781
3.25%, 6/15/2026	2,000,000	1,880,125
WEC Energy Group, Inc., 3.55%, 6/15/2025	2,500,000	2,502,073

		8,297,335

Oil, Gas & Consumable Fuels 6.7%
Anadarko Petroleum Corp., 6.60%, 3/15/2046	1,000,000	1,190,570
BP Capital Markets plc, 3.51%, 3/17/2025	2,500,000	2,498,636
Continental Resources, Inc., 4.50%, 4/15/2023	2,103,125	2,142,455
3.80%, 6/1/2024	2,000,000	1,976,124
Enbridge Energy Partners LP, 7.38%, 10/15/2045	625,000	832,346
Energy Transfer LP, 5.50%, 6/1/2027	1,000,000	1,037,500
Energy Transfer Operating LP, 4.20%, 4/15/2027	2,500,000	2,405,329
Kinder Morgan, Inc., 4.30%, 3/1/2028	1,250,000	1,260,605
5.05%, 2/15/2046	700,000	688,958
Marathon Oil Corp., 3.85%, 6/1/2025	3,000,000	2,947,283
MPLX LP, 4.88%, 12/1/2024	1,000,000	1,042,656
Noble Energy, Inc., 3.85%, 1/15/2028	1,000,000	945,214
Petroleos Mexicanos, 6.35%, 2/12/2048	1,391,000	1,168,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	$2,000,000	$2,155,293
TransCanada PipeLines Ltd., 5.10%, 3/15/2049	750,000	785,371
Williams Cos., Inc. (The), 5.75%, 6/24/2044	1,000,000	1,054,183
WPX Energy, Inc., 6.00%, 1/15/2022	55,000	55,825
5.75%, 6/1/2026	600,000	597,000

		24,783,649

Pharmaceuticals 1.8%
Allergan Funding SCS, 3.85%, 6/15/2024	500,000	501,508
3.80%, 3/15/2025	1,500,000	1,494,777
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	2,000,000	1,862,292
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	1,500,000	1,349,813
3.15%, 10/1/2026	1,500,000	1,245,452

		6,453,842

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	1,000,000	989,793
4.15%, 4/1/2045	1,000,000	1,005,419

		1,995,212

Semiconductors & Semiconductor Equipment 1.1%
QUALCOMM, Inc., 2.60%, 1/30/2023	4,000,000	3,900,906

Software 0.8%
Microsoft Corp., 3.30%, 2/6/2027	3,000,000	3,040,431

Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp., 7.75%, 4/1/2023	825,000	890,906

Thrifts & Mortgage Finance 1.1%
BPCE SA, 5.70%, 10/22/2023(a)	3,000,000	3,131,529
4.88%, 4/1/2026(a)	750,000	755,014

		3,886,543

Tobacco 0.5%
Reynolds American, Inc., 4.45%, 6/12/2025	2,000,000	2,014,926

Total Corporate Bonds (cost $140,962,215)		139,577,424

Mortgage-Backed Securities 14.5%

	Principal Amount	Value
FNMA Pool
Pool# AM7838 3.56%, 2/1/2035	2,337,106	2,358,142
Pool# AM9070 3.77%, 8/1/2045	2,995,000	2,961,733
Pool# BC0180 4.00%, 1/1/2046	2,480,753	2,548,551
Pool# BC9003 3.00%, 11/1/2046	332,660	326,956
Pool# AS8483 3.00%, 12/1/2046	267,743	263,151
Pool# MA2863 3.00%, 1/1/2047	2,744,588	2,697,525
Pool# AS8810 3.50%, 2/1/2047	10,616,044	10,693,955
Pool# BM2003 4.00%, 10/1/2047	2,617,258	2,683,955
Pool# BM3355 3.50%, 2/1/2048	7,457,830	7,498,698
Pool# CA2208 4.50%, 8/1/2048	9,698,194	10,080,028
Pool# CA2469 4.00%, 10/1/2048	5,917,949	6,061,594
Pool# BN0906 4.00%, 11/1/2048	4,985,635	5,113,135

Total Mortgage-Backed Securities (cost $54,106,056)		53,287,423

Municipal Bonds 0.4%

	Principal Amount	Value
California 0.2%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	658,435

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	600,000	863,808

Total Municipal Bonds (cost $1,337,127)		1,522,243

Purchased Options 0.0%†

	Number of Contracts	Value
Call Options 0.0%†
Future Interest Rate Options 0.0%†
U.S. Treasury 10 Year Note, 2/22/2019 at USD 122.50, American Style, Notional Amount: USD 20,000,000, Exchange Traded*	200	78,125

Total Purchased Options (cost $69,260)		78,125

U.S. Treasury Obligations 15.2%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026(f)	$25,000,000	26,302,541
U.S. Treasury Notes 1.63%, 10/15/2020(g)	4,000,000	3,942,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued)
2.00%, 10/31/2022	$11,000,000	$10,828,125
2.00%, 11/30/2022	3,000,000	2,952,187
2.25%, 10/31/2024	3,000,000	2,962,969
2.75%, 2/28/2025	3,500,000	3,549,766
2.88%, 5/31/2025	5,500,000	5,616,875

Total U.S. Treasury Obligations (cost $55,565,922)		56,154,651

Total Investments (cost $368,313,079) — 99.3%		366,413,491
Other assets in excess of liabilities — 0.7%		2,489,834

NET ASSETS — 100.0%		$368,903,325

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $123,381,287 which represents 33.45% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	394	3/2019	USD	57,794,875	2,012,398

					2,012,398

Short Contracts
U.S. Treasury 10 Year Note	(155)	3/2019	USD	(18,982,656)	(520,094)
U.S. Treasury 5 Year Note	(678)	3/2019	USD	(77,874,657)	(917,009)

					(1,437,103)

					575,295

Currency:

USD	United States Dollar

Written Call Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	200	USD	20,000,000	USD	124.00	2/22/2019	(12,500)

								(12,500)

Written Put Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	200	USD	20,000,000	USD	120.50	2/22/2019	(3,125)

								(3,125)

Total Written Options Contracts (Premiums Paid ($42,730))								(15,625)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$79,712,800	$—	$79,712,800
Collateralized Mortgage Obligations	—	23,503,048	—	23,503,048
Commercial Mortgage-Backed Securities	—	12,577,777	—	12,577,777
Corporate Bonds	—	139,577,424	—	139,577,424
Futures Contracts	2,012,398	—	—	2,012,398
Mortgage-Backed Securities	—	53,287,423	—	53,287,423
Municipal Bonds	—	1,522,243	—	1,522,243
Purchased Options	78,125	—	—	78,125
U.S. Treasury Obligations	—	56,154,651	—	56,154,651

Total Assets	$2,090,523	$366,335,366	$—	$368,425,889

Liabilities:
Futures Contracts	$(1,437,103)	$—	$—	$(1,437,103)
Written Options	(15,625)	—	—	(15,625)

Total Liabilities	$(1,452,728)	$—	$—	$(1,452,728)

Total	$637,795	$366,335,366	$—	$366,973,161

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.

Options

The Fund has long and short positions in options on interest rate futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in the interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Assets:
Purchased Options
Interest rate risk	Investment securities, at value	$78,125
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	2,012,398

Total		$2,090,523

Liabilities:
Written Options
Interest rate risk	Written options, at value	$(15,625)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(1,437,103)

Total		$(1,452,728)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Value
Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$127,653	$130,372
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	194,392	198,086

		328,458

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/2024	625,000	611,100
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	990,109

		1,601,209

Total Asset-Backed Securities (cost $1,930,034)		1,929,667

Commercial Mortgage-Backed Securities 2.5%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	455,000
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	848,402
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	677,820
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	510,237
COMM Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	310,736
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	778,262
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K003, Class A5, 5.09%, 3/25/2019	14,843	14,824
Series K713, Class A2, 2.31%, 3/25/2020	486,727	483,927
Series K020, Class A2, 2.37%, 5/25/2022	600,000	592,763
Series K026, Class A2, 2.51%, 11/25/2022	200,000	197,871
Series K031, Class A2, 3.30%, 4/25/2023(a)	100,000	101,716
Series K033, Class A2, 3.06%, 7/25/2023(a)	100,000	100,906
Series K038, Class A1, 2.60%, 10/25/2023	125,279	124,908
Series K037, Class A2, 3.49%, 1/25/2024	200,000	205,172
Series K038, Class A2, 3.39%, 3/25/2024	800,000	817,890
Series K066, Class A2, 3.12%, 6/25/2027	750,000	746,814
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	128,190	127,437
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021(a)	304,216	303,562
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	754,510
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 2/10/2048	1,000,000	999,207
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	385,636	393,804
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	747,756
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,286,363
Series 2013-C10, Class ASB, 3.91%, 7/15/2046(a)	1,203,456	1,226,497
Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	250,000	259,573
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,538,124
Morgan Stanley Capital I Trust Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	909,728
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	750,507
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,734,141
WFRBS Commercial Mortgage Trust Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	498,252
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	302,201

Total Commercial Mortgage-Backed Securities (cost $19,283,872)		18,798,910

Corporate Bonds 25.4%

	Principal Amount	Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 2/15/2020	200,000	204,328
3.30%, 3/1/2035	65,000	59,843
General Dynamics Corp., 3.88%, 7/15/2021	150,000	153,502
Harris Corp., 3.83%, 4/27/2025	250,000	248,991
4.85%, 4/27/2035	55,000	56,281
L3 Technologies, Inc., 4.95%, 2/15/2021	250,000	257,070
Lockheed Martin Corp., 3.55%, 1/15/2026	500,000	506,500
3.60%, 3/1/2035	55,000	52,253
4.07%, 12/15/2042	191,000	189,910
Northrop Grumman Corp., 4.75%, 6/1/2043	250,000	262,477
Raytheon Co., 3.13%, 10/15/2020	250,000	251,895
3.15%, 12/15/2024	75,000	74,621
Rockwell Collins, Inc., 3.50%, 3/15/2027	150,000	144,407
Textron, Inc., 4.30%, 3/1/2024	250,000	255,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
United Technologies Corp., 3.65%, 8/16/2023	$200,000	$202,983
6.13%, 7/15/2038	150,000	177,035
4.50%, 6/1/2042	250,000	251,174
4.05%, 5/4/2047	100,000	93,351

		3,441,632

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	45,000	43,254
3.30%, 3/15/2027	70,000	66,209
3.88%, 8/1/2042	50,000	42,838
4.55%, 4/1/2046	250,000	233,491
United Parcel Service of America, Inc., 8.38%, 4/1/2020	82,000	87,168
United Parcel Service, Inc., 6.20%, 1/15/2038	205,000	256,811

		729,771

Auto Components 0.0%†
Aptiv Corp., 4.15%, 3/15/2024	150,000	150,084
BorgWarner, Inc., 3.38%, 3/15/2025	70,000	68,079

		218,163

Automobiles 0.1%
Ford Motor Co., 7.45%, 7/16/2031	250,000	253,314
General Motors Co., 4.20%, 10/1/2027	250,000	230,387
5.20%, 4/1/2045	250,000	217,477
Toyota Motor Corp., 3.42%, 7/20/2023	200,000	202,778

		903,956

Banks 4.3%
Banco Santander SA, 4.25%, 4/11/2027	200,000	194,567
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(b)	250,000	248,033
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	500,000	498,256
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(b)	500,000	491,764
4.10%, 7/24/2023	250,000	259,092
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	271,000	267,542
3.88%, 8/1/2025	250,000	254,895
4.45%, 3/3/2026	55,000	56,402
3.50%, 4/19/2026	145,000	143,707
4.25%, 10/22/2026	145,000	146,587
3.25%, 10/21/2027	250,000	239,213
Series L, 4.18%, 11/25/2027	100,000	99,889
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	281,000	271,117
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(b)	250,000	251,167
5.88%, 2/7/2042	250,000	303,858
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(b)	250,000	254,773
Bank of Montreal, Series D, 3.10%, 4/13/2021	100,000	100,401
Bank of Nova Scotia (The), 2.15%, 7/14/2020	600,000	594,100
2.70%, 3/7/2022	100,000	98,650
Barclays Bank plc, 5.14%, 10/14/2020	250,000	255,980
Barclays plc, 3.65%, 3/16/2025	200,000	191,047
4.34%, 1/10/2028	250,000	240,687
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(b)	250,000	251,025
BB&T Corp., 2.75%, 4/1/2022	250,000	247,165
2.85%, 10/26/2024	250,000	244,889
BNP Paribas SA, 4.25%, 10/15/2024	250,000	250,607
Citigroup, Inc., 2.65%, 10/26/2020	250,000	248,160
3.88%, 10/25/2023	100,000	101,654
3.75%, 6/16/2024	300,000	303,708
3.30%, 4/27/2025	155,000	151,279
5.50%, 9/13/2025	250,000	270,828
3.70%, 1/12/2026	250,000	249,912
4.60%, 3/9/2026	105,000	107,272
3.40%, 5/1/2026	200,000	194,647
4.30%, 11/20/2026	200,000	200,180
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(b)	250,000	245,147
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(b)	250,000	241,265
6.63%, 6/15/2032	182,000	216,753
4.65%, 7/23/2048	250,000	259,919
Commonwealth Bank of Australia, 2.30%, 3/12/2020	250,000	248,493
Compass Bank, 3.88%, 4/10/2025	250,000	243,086
Cooperatieve Rabobank UA, 5.25%, 5/24/2041	125,000	143,184
5.75%, 12/1/2043	250,000	283,312
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	250,000	249,249
3.80%, 9/15/2022	250,000	250,387
4.55%, 4/17/2026	250,000	254,011
Discover Bank, 7.00%, 4/15/2020	300,000	312,811
4.20%, 8/8/2023	250,000	253,642
Fifth Third Bancorp, 2.88%, 7/27/2020	250,000	249,692
3.50%, 3/15/2022	300,000	301,844
3.95%, 3/14/2028	250,000	251,540
HSBC Bank USA NA, 5.88%, 11/1/2034	498,000	580,210
HSBC Holdings plc, 3.60%, 5/25/2023	200,000	201,450
4.25%, 3/14/2024	250,000	253,998
4.30%, 3/8/2026	200,000	204,126
3.90%, 5/25/2026	250,000	248,953
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(b)	500,000	506,144
Huntington Bancshares, Inc., 3.15%, 3/14/2021	250,000	250,529
JPMorgan Chase & Co., 2.75%, 6/23/2020	250,000	249,543
2.55%, 3/1/2021	250,000	248,141
3.38%, 5/1/2023	250,000	249,730
3.63%, 5/13/2024	350,000	354,669
3.13%, 1/23/2025	250,000	245,188
3.30%, 4/1/2026	250,000	245,071
4.13%, 12/15/2026	250,000	254,337
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038(b)	500,000	476,855
5.60%, 7/15/2041	200,000	233,596
4.85%, 2/1/2044	250,000	268,768
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(b)	250,000	246,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
KeyCorp, 5.10%, 3/24/2021	$150,000	$156,302
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	207,802
Kreditanstalt fuer Wiederaufbau, 1.63%, 5/29/2020	405,000	399,806
2.75%, 9/8/2020	300,000	300,742
2.13%, 3/7/2022	2,000,000	1,974,370
2.88%, 4/3/2028	200,000	201,308
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	500,000	491,987
Lloyds Banking Group plc, 4.50%, 11/4/2024	250,000	244,823
4.65%, 3/24/2026	250,000	243,984
4.34%, 1/9/2048	250,000	214,794
Manufacturers & Traders Trust Co., 2.10%, 2/6/2020	500,000	496,212
Mitsubishi UFJ Financial Group, Inc., 3.76%, 7/26/2023	200,000	203,626
3.85%, 3/1/2026	250,000	252,960
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	250,000	240,024
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	200,000	193,124
National Australia Bank Ltd., 3.38%, 1/14/2026	250,000	245,287
PNC Bank NA, 2.95%, 1/30/2023	350,000	344,237
3.30%, 10/30/2024	250,000	249,395
PNC Financial Services Group, Inc. (The), 5.13%, 2/8/2020	400,000	408,667
Royal Bank of Canada, 2.15%, 3/6/2020	250,000	248,189
2.50%, 1/19/2021	250,000	248,004
Royal Bank of Scotland Group plc, (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	200,000	195,290
4.80%, 4/5/2026	250,000	250,571
Santander Holdings USA, Inc., 2.65%, 4/17/2020	150,000	148,976
4.40%, 7/13/2027	200,000	195,616
Santander UK Group Holdings plc, 2.88%, 10/16/2020	105,000	104,047
Santander UK plc, 2.38%, 3/16/2020	250,000	248,246
2.50%, 1/5/2021	500,000	491,974
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	750,000	738,631
3.78%, 3/9/2026	500,000	502,812
SunTrust Bank, 2.45%, 8/1/2022	500,000	487,077
Toronto-Dominion Bank (The), 1.80%, 7/13/2021	750,000	730,367
US Bancorp, 4.13%, 5/24/2021	100,000	102,456
Series X, 3.15%, 4/27/2027	250,000	246,267
Wells Fargo & Co., 3.00%, 1/22/2021	500,000	499,291
2.50%, 3/4/2021	240,000	237,511
2.63%, 7/22/2022	250,000	245,268
3.00%, 2/19/2025	60,000	58,523
3.00%, 4/22/2026	250,000	239,619
4.30%, 7/22/2027	200,000	204,138
5.38%, 2/7/2035	118,000	134,590
5.61%, 1/15/2044	333,000	380,018
3.90%, 5/1/2045	150,000	145,619
4.90%, 11/17/2045	250,000	260,952
4.40%, 6/14/2046	100,000	97,707
Westpac Banking Corp., 2.10%, 5/13/2021	100,000	97,916
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(b)	250,000	242,847

		32,456,916

Beverages 0.9%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026(c)	500,000	491,252
4.70%, 2/1/2036(c)	350,000	336,333
4.90%, 2/1/2046(c)	215,000	205,038
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	294,000	292,793
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/2022	250,000	243,616
3.50%, 1/12/2024	100,000	100,350
4.15%, 1/23/2025	500,000	513,532
4.00%, 4/13/2028	100,000	99,118
4.38%, 4/15/2038	100,000	91,413
4.60%, 4/15/2048	150,000	135,787
4.44%, 10/6/2048	130,000	115,140
5.55%, 1/23/2049	350,000	365,477
4.75%, 4/15/2058	150,000	133,438
Coca-Cola Co.(The), 3.15%, 11/15/2020	200,000	202,122
3.20%, 11/1/2023	400,000	408,839
2.90%, 5/25/2027	100,000	97,495
Constellation Brands, Inc., 3.50%, 5/9/2027	400,000	381,531
Diageo Investment Corp., 2.88%, 5/11/2022	500,000	499,174
Keurig Dr Pepper, Inc., 3.20%, 11/15/2021	250,000	248,313
5.09%, 5/25/2048(c)(d)	250,000	248,344
Molson Coors Brewing Co., 3.50%, 5/1/2022	250,000	249,998
3.00%, 7/15/2026	95,000	88,179
PepsiCo, Inc., 1.85%, 4/30/2020	250,000	247,566
3.13%, 11/1/2020	200,000	201,665
3.60%, 3/1/2024	250,000	258,889
2.85%, 2/24/2026	175,000	170,558
3.45%, 10/6/2046	250,000	232,206

		6,658,166

Biotechnology 0.5%
AbbVie, Inc., 2.90%, 11/6/2022	500,000	493,725
3.20%, 5/14/2026	185,000	174,657
4.50%, 5/14/2035	135,000	127,490
4.30%, 5/14/2036	250,000	230,357
4.40%, 11/6/2042	75,000	67,403
Amgen, Inc., 3.45%, 10/1/2020	200,000	201,563
4.56%, 6/15/2048	187,000	183,148
4.66%, 6/15/2051	279,000	275,329
Baxalta, Inc., 4.00%, 6/23/2025	30,000	29,757
Biogen, Inc., 3.63%, 9/15/2022	500,000	508,227
4.05%, 9/15/2025	95,000	96,923
Celgene Corp., 3.25%, 8/15/2022	200,000	199,161
4.63%, 5/15/2044	150,000	142,940
5.00%, 8/15/2045	250,000	252,045
Gilead Sciences, Inc., 4.50%, 4/1/2021	100,000	102,836
3.70%, 4/1/2024	150,000	152,530
3.50%, 2/1/2025	145,000	145,627
3.65%, 3/1/2026	75,000	75,197
4.50%, 2/1/2045	250,000	247,992

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Biotechnology (continued)
Gilead Sciences, Inc., (continued)
4.75%, 3/1/2046	$150,000	$154,523

		3,861,430

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	100,000	101,836
3.90%, 2/14/2026	125,000	122,855
4.50%, 2/15/2047	100,000	91,338
Masco Corp., 3.50%, 11/15/2027	100,000	92,429
Owens Corning, 4.30%, 7/15/2047	150,000	112,724

		521,182

Capital Markets 1.4%
Ameriprise Financial, Inc., 5.30%, 3/15/2020	100,000	102,606
4.00%, 10/15/2023	250,000	257,104
Bank of New York Mellon Corp. (The), 2.60%, 8/17/2020	200,000	199,193
2.95%, 1/29/2023	100,000	99,876
Series G, 3.00%, 2/24/2025	105,000	103,142
3.30%, 8/23/2029	250,000	242,462
Brookfield Finance, Inc., 4.25%, 6/2/2026	250,000	246,928
CME Group, Inc., 3.00%, 3/15/2025	250,000	247,229
Credit Suisse USA, Inc., 7.13%, 7/15/2032	195,000	254,057
Deutsche Bank AG, 4.10%, 1/13/2026	250,000	230,900
Franklin Resources, Inc., 2.80%, 9/15/2022	250,000	246,280
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/2020	500,000	519,638
2.63%, 4/25/2021	500,000	494,397
5.75%, 1/24/2022	250,000	268,261
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	500,000	489,300
4.00%, 3/3/2024	250,000	255,017
3.75%, 2/25/2026	315,000	311,945
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(b)	200,000	200,867
6.75%, 10/1/2037	100,000	121,776
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(b)	250,000	234,718
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(b)	250,000	246,580
6.25%, 2/1/2041	250,000	301,924
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	100,000	100,806
3.75%, 12/1/2025	80,000	81,495
Jefferies Group LLC, 6.88%, 4/15/2021	250,000	265,389
4.15%, 1/23/2030	100,000	87,675
Moody’s Corp., 4.50%, 9/1/2022	100,000	103,564
Morgan Stanley, 2.80%, 6/16/2020	230,000	229,654
5.50%, 7/28/2021	150,000	158,549
4.10%, 5/22/2023	350,000	357,506
4.00%, 7/23/2025	155,000	158,760
3.88%, 1/27/2026	250,000	251,325
3.13%, 7/27/2026	250,000	239,781
4.35%, 9/8/2026	250,000	252,958
3.63%, 1/20/2027	250,000	245,737
3.95%, 4/23/2027	250,000	243,943
7.25%, 4/1/2032	226,000	291,771
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(b)	250,000	252,159
Northern Trust Corp., 3.38%, 8/23/2021	50,000	50,553
3.65%, 8/3/2028	50,000	51,265
S&P Global, Inc., 4.40%, 2/15/2026	250,000	260,334
State Street Corp., 4.38%, 3/7/2021	300,000	308,480
3.30%, 12/16/2024	155,000	155,862
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	250,000	250,255
3.63%, 4/1/2025	250,000	252,390
UBS AG, 2.35%, 3/26/2020	250,000	248,819

		10,573,230

Chemicals 0.4%
Dow Chemical Co. (The), 4.13%, 11/15/2021	150,000	153,641
3.50%, 10/1/2024	250,000	247,525
4.25%, 10/1/2034	100,000	93,646
4.38%, 11/15/2042	150,000	137,236
DowDuPont, Inc., 4.73%, 11/15/2028	500,000	529,928
Eastman Chemical Co., 3.60%, 8/15/2022	250,000	250,859
Ecolab, Inc., 4.35%, 12/8/2021	81,000	83,919
3.25%, 1/14/2023	250,000	250,660
Lubrizol Corp. (The), 6.50%, 10/1/2034	103,000	131,418
LyondellBasell Industries NV, 6.00%, 11/15/2021	400,000	424,815
4.63%, 2/26/2055	100,000	87,883
Mosaic Co. (The), 5.45%, 11/15/2033	150,000	155,926
Nutrien Ltd., 3.15%, 10/1/2022	50,000	49,114
5.88%, 12/1/2036	125,000	133,739
6.13%, 1/15/2041	100,000	108,966
Praxair, Inc., 4.05%, 3/15/2021	150,000	153,429
3.20%, 1/30/2026	250,000	245,382
Sherwin-Williams Co. (The), 4.50%, 6/1/2047	150,000	141,308

		3,379,394

Commercial Services & Supplies 0.1%
Catholic Health Initiatives, 4.35%, 11/1/2042	50,000	45,290
Republic Services, Inc., 5.25%, 11/15/2021	350,000	369,391
3.20%, 3/15/2025	100,000	98,153
Waste Management, Inc., 3.90%, 3/1/2035	90,000	88,371

		601,205

Communications Equipment 0.1%
Cisco Systems, Inc., 2.50%, 9/20/2026	250,000	238,381
5.50%, 1/15/2040	250,000	302,712
Motorola Solutions, Inc., 4.00%, 9/1/2024	150,000	147,829
7.50%, 5/15/2025	144,000	162,324

		851,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Construction Materials 0.0%†
Vulcan Materials Co., 3.90%, 4/1/2027	$100,000	$96,033

Consumer Finance 0.8%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020	600,000	601,441
3.65%, 7/21/2027	250,000	224,880
American Express Co., 2.50%, 8/1/2022	1,000,000	977,073
3.63%, 12/5/2024	150,000	150,485
American Honda Finance Corp., 3.45%, 7/14/2023	100,000	100,842
Capital One Financial Corp., 2.50%, 5/12/2020	500,000	496,479
3.75%, 4/24/2024	100,000	100,161
3.30%, 10/30/2024	100,000	97,466
3.75%, 3/9/2027	250,000	241,439
Caterpillar Financial Services Corp., 2.75%, 8/20/2021	500,000	497,462
Ford Motor Credit Co. LLC, 2.43%, 6/12/2020	500,000	488,464
3.34%, 3/18/2021	250,000	242,839
5.88%, 8/2/2021	250,000	256,431
3.66%, 9/8/2024	250,000	222,803
General Motors Financial Co., Inc., 4.38%, 9/25/2021	100,000	100,808
5.25%, 3/1/2026	350,000	348,680
4.00%, 10/6/2026	250,000	230,320
HSBC USA, Inc., 2.75%, 8/7/2020	250,000	248,986
John Deere Capital Corp., 2.65%, 1/6/2022	140,000	139,142
2.70%, 1/6/2023	200,000	197,911
Synchrony Financial, 4.50%, 7/23/2025	190,000	184,901
Toyota Motor Credit Corp., 2.95%, 4/13/2021	200,000	200,623

		6,349,636

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 6/15/2044	250,000	236,556

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology, 4.68%, 7/1/2114	200,000	219,531
Northwestern University, Series 2017, 3.66%, 12/1/2057	12,000	11,677
President & Fellows of Harvard College, 3.15%, 7/15/2046	50,000	44,850
3.30%, 7/15/2056	100,000	89,400
Princeton University, 5.70%, 3/1/2039	200,000	257,526
University of Notre Dame du Lac, Series 2017, 3.39%, 2/15/2048	30,000	27,855

		650,839

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc., 7.00%, 4/1/2028	92,000	105,486
5.00%, 4/20/2048	150,000	139,467
Bank One Corp., 8.00%, 4/29/2027	202,000	255,292
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	200,000	198,667
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	206,000	201,135
4.42%, 11/15/2035	582,000	519,485
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/2028	50,000	49,505
8.00%, 3/1/2032	61,000	84,158
Shell International Finance BV, 4.13%, 5/11/2035	150,000	155,120
6.38%, 12/15/2038	250,000	327,851
4.00%, 5/10/2046	150,000	151,192
3.75%, 9/12/2046	150,000	144,781
Voya Financial, Inc., 3.65%, 6/15/2026	100,000	95,714

		2,427,853

Diversified Telecommunication Services 0.9%
AT&T, Inc., 3.80%, 3/15/2022	500,000	507,800
3.95%, 1/15/2025	350,000	353,279
4.13%, 2/17/2026	250,000	252,286
4.25%, 3/1/2027	250,000	253,022
4.50%, 5/15/2035	310,000	292,813
5.25%, 3/1/2037	250,000	254,513
5.35%, 9/1/2040	175,000	176,716
4.30%, 12/15/2042	267,000	237,666
4.80%, 6/15/2044	150,000	140,643
4.75%, 5/15/2046	250,000	233,871
4.50%, 3/9/2048	160,000	143,445
4.55%, 3/9/2049	100,000	89,919
British Telecommunications plc, 9.63%, 12/15/2030(e)	191,000	266,529
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030(e)	106,000	142,489
Orange SA, 9.00%, 3/1/2031(e)	133,000	187,736
5.50%, 2/6/2044	100,000	109,803
Telefonica Emisiones SAU, 5.46%, 2/16/2021	150,000	156,638
4.57%, 4/27/2023	200,000	208,334
4.10%, 3/8/2027	350,000	348,032
4.90%, 3/6/2048	150,000	140,238
Verizon Communications, Inc., 3.50%, 11/1/2024	400,000	403,689
4.13%, 3/16/2027	250,000	256,451
4.33%, 9/21/2028	254,000	262,780
4.40%, 11/1/2034	300,000	300,336
4.81%, 3/15/2039	269,000	273,415
3.85%, 11/1/2042	250,000	224,089
6.55%, 9/15/2043	250,000	305,598
4.52%, 9/15/2048	250,000	243,618
5.01%, 4/15/2049	95,000	99,742
5.01%, 8/21/2054	150,000	152,962

		7,018,452

Electric Utilities 1.2%
Arizona Public Service Co., 4.20%, 8/15/2048	50,000	49,413
Berkshire Hathaway Energy Co., 4.45%, 1/15/2049	250,000	252,524
CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/2048	150,000	147,120
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	200,000	218,485
Connecticut Light & Power Co. (The), 4.00%, 4/1/2048	100,000	99,555
DTE Electric Co., 3.65%, 3/15/2024	250,000	255,638
3.70%, 3/15/2045	80,000	76,013
Duke Energy Corp., 3.05%, 8/15/2022	200,000	198,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Duke Energy Corp., (continued)
3.75%, 4/15/2024	$150,000	$152,515
3.75%, 9/1/2046	250,000	224,239
Duke Energy Florida LLC, 4.20%, 7/15/2048	50,000	50,393
Duke Energy Indiana LLC, 3.75%, 7/15/2020	100,000	101,272
3.75%, 5/15/2046	250,000	231,786
Duke Energy Ohio, Inc., Series A, 5.40%, 6/15/2033	51,000	56,552
3.70%, 6/15/2046	100,000	92,476
Emera US Finance LP, 3.55%, 6/15/2026	250,000	238,307
Entergy Arkansas LLC, 3.50%, 4/1/2026	100,000	99,054
Entergy Corp., 5.13%, 9/15/2020	300,000	305,283
4.00%, 7/15/2022	200,000	201,485
Evergy, Inc., 4.85%, 6/1/2021	100,000	102,621
Eversource Energy, Series H, 3.15%, 1/15/2025	125,000	121,532
Exelon Corp., 3.50%, 6/1/2022(e)	250,000	248,078
5.63%, 6/15/2035	250,000	276,454
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	512,392
Florida Power & Light Co., 5.65%, 2/1/2037	200,000	236,398
4.05%, 10/1/2044	100,000	100,420
Georgia Power Co., 4.30%, 3/15/2042	100,000	93,292
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	153,000	175,602
Series GF, 8.88%, 3/1/2026	109,000	147,343
Iberdrola International BV, 5.81%, 3/15/2025	82,000	89,433
Kansas City Power & Light Co., 3.65%, 8/15/2025	100,000	99,590
MidAmerican Energy Co., 5.80%, 10/15/2036	200,000	236,376
Nevada Power Co., 5.45%, 5/15/2041	100,000	110,980
Northern States Power Co., 4.00%, 8/15/2045	85,000	83,998
Ohio Power Co., 4.15%, 4/1/2048	250,000	248,189
Oncor Electric Delivery Co. LLC, 5.30%, 6/1/2042	150,000	174,221
PacifiCorp, 5.25%, 6/15/2035	123,000	136,116
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	259,260
Progress Energy, Inc., 7.75%, 3/1/2031	164,000	218,552
Public Service Co. of Colorado, 3.60%, 9/15/2042	100,000	93,000
Public Service Electric & Gas Co., 3.95%, 5/1/2042	200,000	199,211
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	200,000	240,871
Southern California Edison Co., Series B, 2.40%, 2/1/2022	250,000	238,540
6.00%, 1/15/2034	123,000	136,274
4.00%, 4/1/2047	250,000	218,146
Southern Co. (The), 2.75%, 6/15/2020	300,000	299,002
3.25%, 7/1/2026	210,000	200,452
4.40%, 7/1/2046	250,000	241,755
Virginia Electric & Power Co., Series B, 4.20%, 5/15/2045	120,000	118,074
Wisconsin Electric Power Co., 2.95%, 9/15/2021	250,000	249,538
5.63%, 5/15/2033	41,000	48,019
Xcel Energy, Inc., 6.50%, 7/1/2036	123,000	152,246

		9,156,983

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	103,589
Eaton Corp., 2.75%, 11/2/2022	250,000	246,201
4.00%, 11/2/2032	150,000	149,280

		499,070

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	100,000	101,072
Avnet, Inc., 5.88%, 6/15/2020	250,000	256,919
Corning, Inc., 2.90%, 5/15/2022	365,000	358,378
Tyco Electronics Group SA, 3.50%, 2/3/2022	150,000	150,248

		866,617

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	250,000	249,878
3.34%, 12/15/2027	145,000	136,707
Halliburton Co., 3.80%, 11/15/2025	100,000	100,378
6.70%, 9/15/2038	250,000	304,695
National Oilwell Varco, Inc., 3.95%, 12/1/2042	100,000	81,131

		872,789

Entertainment 0.3%
21st Century Fox America, Inc., 3.70%, 9/15/2024	100,000	102,062
3.70%, 10/15/2025	100,000	101,913
7.28%, 6/30/2028	53,000	66,455
6.55%, 3/15/2033	450,000	574,197
NBCUniversal Media LLC, 5.15%, 4/30/2020	250,000	256,846
5.95%, 4/1/2041	100,000	118,735
Viacom, Inc., 4.38%, 3/15/2043	200,000	171,007
Walt Disney Co. (The), 3.00%, 2/13/2026	50,000	49,380
3.70%, 12/1/2042	100,000	94,928
3.00%, 7/30/2046	60,000	50,556
Warner Media LLC, 2.95%, 7/15/2026	250,000	230,985
4.65%, 6/1/2044	150,000	138,388

		1,955,452

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp., 2.80%, 6/1/2020	250,000	249,163
5.05%, 9/1/2020	400,000	412,261
4.40%, 2/15/2026	25,000	25,462
AvalonBay Communities, Inc., 3.45%, 6/1/2025	100,000	99,296
Boston Properties LP, 2.75%, 10/1/2026	150,000	138,010
Crown Castle International Corp., 3.70%, 6/15/2026	280,000	271,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust LP, 5.25%, 3/15/2021	$250,000	$258,292
Duke Realty LP, 3.88%, 10/15/2022	250,000	252,463
ERP Operating LP, 2.85%, 11/1/2026	500,000	474,045
GLP Capital LP, 5.38%, 11/1/2023	50,000	51,562
5.30%, 1/15/2029	50,000	50,549
HCP, Inc., 3.40%, 2/1/2025	300,000	289,161
Hospitality Properties Trust, 4.38%, 2/15/2030	100,000	90,351
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	100,000	97,695
Series E, 4.00%, 6/15/2025	190,000	185,867
Kimco Realty Corp., 4.45%, 9/1/2047	100,000	93,613
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	250,000	243,347
Realty Income Corp., 4.65%, 8/1/2023	250,000	261,003
Simon Property Group LP, 4.75%, 3/15/2042	250,000	267,623
Ventas Realty LP, 4.25%, 3/1/2022	250,000	255,080
Welltower, Inc., 5.25%, 1/15/2022	300,000	312,002
Weyerhaeuser Co., 7.38%, 3/15/2032	100,000	123,341

		4,501,963

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022	85,000	83,560
2.75%, 5/18/2024	200,000	196,789
Kroger Co. (The), 4.00%, 2/1/2024	350,000	354,794
7.50%, 4/1/2031	178,000	218,977
Sysco Corp., 3.75%, 10/1/2025	75,000	75,117
3.30%, 7/15/2026	130,000	125,607
Walgreen Co., 3.10%, 9/15/2022	150,000	147,624
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	305,000	293,397
4.50%, 11/18/2034	155,000	152,912
Walmart, Inc., 3.55%, 6/26/2025	100,000	102,860
7.55%, 2/15/2030	82,000	111,486
5.25%, 9/1/2035	92,000	107,645
6.20%, 4/15/2038	198,000	255,566
4.05%, 6/29/2048	250,000	256,897

		2,483,231

Food Products 0.4%
Archer-Daniels-Midland Co., 2.50%, 8/11/2026	500,000	467,937
Campbell Soup Co., 4.25%, 4/15/2021	100,000	101,527
4.15%, 3/15/2028	150,000	143,983
4.80%, 3/15/2048	50,000	44,191
Conagra Brands, Inc., 7.00%, 10/1/2028	154,000	176,933
General Mills, Inc., 3.15%, 12/15/2021	200,000	199,439
4.70%, 4/17/2048	150,000	139,274
JM Smucker Co. (The), 4.25%, 3/15/2035	200,000	183,673
Kellogg Co., 3.25%, 4/1/2026	40,000	37,776
Kraft Heinz Foods Co., 3.00%, 6/1/2026	60,000	55,562
6.88%, 1/26/2039	138,000	156,382
5.20%, 7/15/2045	150,000	141,556
4.38%, 6/1/2046	250,000	215,380
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	110,000	114,543
Tyson Foods, Inc., 4.50%, 6/15/2022	250,000	257,596
4.55%, 6/2/2047	50,000	45,167
Unilever Capital Corp., 2.00%, 7/28/2026	250,000	228,237
5.90%, 11/15/2032	144,000	178,560

		2,887,716

Gas Utilities 0.1%
Atmos Energy Corp., 4.13%, 10/15/2044	100,000	98,313
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	212,000	216,588
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	335,000	332,986
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	247,271

		895,158

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.88%, 9/15/2025	45,000	46,176
3.75%, 11/30/2026	226,000	230,671
5.30%, 5/27/2040	250,000	274,214
Baxter International, Inc., 2.60%, 8/15/2026	230,000	212,993
Becton Dickinson and Co., 3.13%, 11/8/2021	250,000	247,546
3.30%, 3/1/2023	250,000	241,693
4.67%, 6/6/2047	100,000	100,080
Koninklijke Philips NV, 5.00%, 3/15/2042	100,000	107,690
Medtronic, Inc., 3.15%, 3/15/2022	135,000	136,214
3.63%, 3/15/2024	200,000	205,021
4.38%, 3/15/2035	250,000	263,275
4.63%, 3/15/2045	250,000	273,077
Stryker Corp., 3.38%, 11/1/2025	80,000	79,333
3.50%, 3/15/2026	35,000	34,652
4.63%, 3/15/2046	150,000	154,748
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	150,000	149,014
4.25%, 8/15/2035	48,000	43,070

		2,799,467

Health Care Providers & Services 1.0%
Advocate Health & Hospitals Corp., 4.27%, 8/15/2048	21,000	21,595
Aetna, Inc., 6.63%, 6/15/2036	250,000	298,521
AmerisourceBergen Corp., 4.25%, 3/1/2045	100,000	85,590
Anthem, Inc., 3.50%, 8/15/2024	250,000	249,440
4.65%, 8/15/2044	250,000	248,134
Cardinal Health, Inc., 3.20%, 6/15/2022	200,000	197,273
3.75%, 9/15/2025	170,000	166,728
Cigna Corp., 3.40%, 9/17/2021(c)	100,000	100,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Health Care Providers & Services (continued)
Cigna Corp., (continued)
4.38%, 10/15/2028(c)	$200,000	$205,365
Cigna Holding Co., 3.25%, 4/15/2025	250,000	244,165
3.05%, 10/15/2027	100,000	92,634
CVS Health Corp., 3.50%, 7/20/2022	500,000	504,855
3.70%, 3/9/2023	250,000	252,163
4.10%, 3/25/2025	250,000	254,531
4.30%, 3/25/2028	500,000	506,952
4.88%, 7/20/2035	100,000	100,610
4.78%, 3/25/2038	250,000	250,243
5.05%, 3/25/2048	350,000	359,291
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047	138,000	135,330
Express Scripts Holding Co., 3.90%, 2/15/2022	250,000	254,092
4.50%, 2/25/2026	100,000	103,281
4.80%, 7/15/2046	150,000	149,248
HCA, Inc., 4.50%, 2/15/2027	500,000	503,750
Humana, Inc., 3.15%, 12/1/2022	250,000	246,179
2.90%, 12/15/2022	250,000	244,160
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	200,000	201,584
McKesson Corp., 3.95%, 2/16/2028	200,000	196,383
Northwell Healthcare, Inc., 4.26%, 11/1/2047	20,000	19,186
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	15,000	14,317
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	12,000	11,603
Sutter Health, Series 2018, 4.09%, 8/15/2048	36,000	34,913
UnitedHealth Group, Inc., 2.88%, 12/15/2021	500,000	500,206
3.45%, 1/15/2027	250,000	251,286
3.38%, 4/15/2027	250,000	249,273
4.63%, 7/15/2035	25,000	27,303
5.80%, 3/15/2036	417,000	502,805

		7,783,434

Hotels, Restaurants & Leisure 0.2%
Hyatt Hotels Corp., 5.38%, 8/15/2021	100,000	103,926
Marriott International, Inc., Series N, 3.13%, 10/15/2021	250,000	248,509
McDonald’s Corp., 3.70%, 1/30/2026	250,000	251,532
4.88%, 7/15/2040	50,000	51,426
4.88%, 12/9/2045	250,000	259,590
Sands China Ltd., 5.40%, 8/8/2028	200,000	197,523
Starbucks Corp., 3.80%, 8/15/2025	100,000	100,820

		1,213,326

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 4/1/2026	280,000	269,073
Whirlpool Corp., 3.70%, 5/1/2025	250,000	243,865

		512,938

Household Products 0.0%†
Colgate-Palmolive Co., 2.45%, 11/15/2021	100,000	99,432
Kimberly-Clark Corp., 3.20%, 7/30/2046	210,000	183,664
Procter & Gamble Co. (The), 3.50%, 10/25/2047	100,000	97,214

		380,310

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 5.75%, 10/1/2041	150,000	149,743
5.60%, 6/15/2042	200,000	195,597
Southern Power Co., 4.15%, 12/1/2025	250,000	249,046

		594,386

Industrial Conglomerates 0.3%
3M Co., 3.00%, 8/7/2025	250,000	249,357
5.70%, 3/15/2037	50,000	60,133
General Electric Co., 5.30%, 2/11/2021	72,000	73,798
2.70%, 10/9/2022	250,000	239,519
3.38%, 3/11/2024	150,000	145,407
6.75%, 3/15/2032	106,000	116,227
6.15%, 8/7/2037	144,000	149,482
6.88%, 1/10/2039	100,000	110,267
4.50%, 3/11/2044	100,000	86,090
Honeywell International, Inc., 1.85%, 11/1/2021	500,000	488,072
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/2043	50,000	57,558
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/2024	250,000	249,706

		2,025,616

Insurance 1.0%
Aflac, Inc., 3.63%, 11/15/2024	250,000	251,501
Alleghany Corp., 4.95%, 6/27/2022	250,000	261,597
Allstate Corp. (The), (ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(b)	145,000	152,975
American International Group, Inc., 3.30%, 3/1/2021	445,000	448,161
3.90%, 4/1/2026	140,000	138,642
4.80%, 7/10/2045	100,000	98,790
4.75%, 4/1/2048	150,000	146,313
Aon Corp., 5.00%, 9/30/2020	400,000	411,047
Aon plc, 3.88%, 12/15/2025	100,000	100,390
Arch Capital Finance LLC, 4.01%, 12/15/2026	250,000	254,466
Berkshire Hathaway Finance Corp., 4.40%, 5/15/2042	150,000	156,638
4.25%, 1/15/2049	250,000	258,968
Brighthouse Financial, Inc., 3.70%, 6/22/2027	250,000	218,628
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	250,000	246,144
3.35%, 5/3/2026	45,000	44,918
4.35%, 11/3/2045	250,000	264,531
CNA Financial Corp., 5.75%, 8/15/2021	250,000	261,859
Hartford Financial Services Group, Inc. (The), 6.10%, 10/1/2041	100,000	116,330
Lincoln National Corp., 4.85%, 6/24/2021	50,000	51,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Insurance (continued)
Lincoln National Corp., (continued)
6.15%, 4/7/2036	$160,000	$185,820
Loews Corp., 4.13%, 5/15/2043	100,000	94,025
Manulife Financial Corp., 4.15%, 3/4/2026	100,000	103,647
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	300,000	308,379
4.90%, 3/15/2049	250,000	263,731
MetLife, Inc., 3.05%, 12/15/2022(e)	250,000	250,059
5.70%, 6/15/2035	86,000	100,455
6.40%, 12/15/2036	200,000	214,000
4.60%, 5/13/2046	85,000	88,158
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(f)	75,000	76,500
Principal Financial Group, Inc., 3.30%, 9/15/2022	250,000	248,765
Progressive Corp. (The), 3.75%, 8/23/2021	150,000	151,381
6.25%, 12/1/2032	113,000	140,310
Prudential Financial, Inc., 5.38%, 6/21/2020	250,000	257,933
6.63%, 6/21/2040	100,000	125,777
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(b)	150,000	155,343
3.91%, 12/7/2047	130,000	120,906
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	103,667
Travelers Cos., Inc. (The), 4.00%, 5/30/2047	150,000	147,324
Travelers Property Casualty Corp., 6.38%, 3/15/2033	133,000	167,020
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	104,594
XLIT Ltd., 4.45%, 3/31/2025	150,000	153,169

		7,444,486

Interactive Media & Services 0.0%†
Alphabet, Inc., 3.63%, 5/19/2021	100,000	102,830

Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	200,000	199,358
4.20%, 12/6/2047	250,000	233,990
Amazon.com, Inc., 3.30%, 12/5/2021	250,000	254,581
2.80%, 8/22/2024	150,000	148,929
3.15%, 8/22/2027	250,000	247,556
4.80%, 12/5/2034	100,000	112,338
3.88%, 8/22/2037	100,000	100,373
4.05%, 8/22/2047	200,000	203,669
eBay, Inc., 3.25%, 10/15/2020	100,000	100,060
3.80%, 3/9/2022	140,000	141,357
Expedia Group, Inc., 5.95%, 8/15/2020	150,000	155,724
QVC, Inc., 4.38%, 3/15/2023	100,000	99,688

		1,997,623

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	80,000	76,708
DXC Technology Co., 4.45%, 9/18/2022	100,000	101,773
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	250,000	264,599
Fiserv, Inc., 4.75%, 6/15/2021	200,000	205,524
International Business Machines Corp., 2.90%, 11/1/2021	150,000	149,201
3.45%, 2/19/2026	250,000	249,456
5.88%, 11/29/2032	250,000	300,442
Mastercard, Inc., 3.95%, 2/26/2048	150,000	153,108
Visa, Inc., 3.15%, 12/14/2025	195,000	196,370
4.15%, 12/14/2035	150,000	158,924
4.30%, 12/14/2045	200,000	215,408
Western Union Co. (The), 6.20%, 11/17/2036	100,000	98,544

		2,170,057

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	100,000	102,772
PerkinElmer, Inc., 5.00%, 11/15/2021	100,000	103,153
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	252,792
3.20%, 8/15/2027	250,000	238,440

		697,157

Machinery 0.2%
Caterpillar, Inc., 2.60%, 6/26/2022	250,000	245,688
6.05%, 8/15/2036	123,000	150,051
3.80%, 8/15/2042	97,000	91,514
Deere & Co., 3.90%, 6/9/2042	100,000	98,293
Dover Corp., 5.38%, 3/1/2041	50,000	53,935
IDEX Corp., 4.20%, 12/15/2021	200,000	202,372
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	224,479
Parker-Hannifin Corp., 4.20%, 11/21/2034	250,000	255,439
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	150,000	147,792

		1,469,563

Media 0.7%
CBS Corp., 2.50%, 2/15/2023	250,000	238,640
3.70%, 8/15/2024	250,000	246,094
5.50%, 5/15/2033	82,000	85,754
Charter Communications Operating LLC, 3.75%, 2/15/2028	500,000	463,291
6.83%, 10/23/2055	250,000	269,559
Comcast Corp., 3.00%, 2/1/2024	250,000	247,565
3.15%, 3/1/2026	250,000	243,748
4.25%, 1/15/2033	100,000	101,627
7.05%, 3/15/2033	105,000	134,977
4.20%, 8/15/2034	150,000	151,164
6.50%, 11/15/2035	70,000	86,126
4.00%, 8/15/2047	250,000	231,423
3.97%, 11/1/2047	296,000	276,073
4.70%, 10/15/2048	500,000	522,159
Discovery Communications LLC, 3.45%, 3/15/2025	135,000	128,920
4.90%, 3/11/2026	50,000	51,160
5.00%, 9/20/2037	250,000	234,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Media (continued)
Fox Corp., 5.48%, 1/25/2039(c)	$150,000	$157,064
Grupo Televisa SAB, 5.00%, 5/13/2045	250,000	228,133
Omnicom Group, Inc., 3.63%, 5/1/2022	50,000	50,312
3.60%, 4/15/2026	250,000	242,808
Time Warner Cable LLC, 5.50%, 9/1/2041	100,000	93,714
4.50%, 9/15/2042	250,000	208,398
WPP Finance 2010, 4.75%, 11/21/2021	100,000	102,197
3.75%, 9/19/2024	250,000	238,606

		5,033,651

Metals & Mining 0.2%
Barrick Gold Corp., 5.25%, 4/1/2042	200,000	208,272
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	55,000	64,343
5.00%, 9/30/2043	150,000	172,472
Newmont Mining Corp., 5.88%, 4/1/2035	164,000	182,408
Nucor Corp., 4.00%, 8/1/2023	250,000	256,450
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	144,000	165,561
Rio Tinto Finance USA plc, 4.13%, 8/21/2042	50,000	51,161
Southern Copper Corp., 6.75%, 4/16/2040	100,000	114,634
5.88%, 4/23/2045	50,000	52,800
Vale Overseas Ltd., 6.88%, 11/21/2036	306,000	339,660

		1,607,761

Multiline Retail 0.1%
Dollar Tree, Inc., 3.70%, 5/15/2023	200,000	197,634
Kohl’s Corp., 3.25%, 2/1/2023	150,000	145,536
Nordstrom, Inc., 4.00%, 10/15/2021	250,000	251,623
Target Corp., 2.50%, 4/15/2026	250,000	239,767
3.90%, 11/15/2047	100,000	96,008

		930,568

Multi-Utilities 0.4%
Ameren Corp., 3.65%, 2/15/2026	250,000	246,255
Ameren Illinois Co., 2.70%, 9/1/2022	350,000	344,851
Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	250,000	251,369
CenterPoint Energy, Inc., 2.50%, 9/1/2022	100,000	96,227
CMS Energy Corp., 3.00%, 5/15/2026	250,000	235,936
Consolidated Edison Co. of New York, Inc., 5.70%, 6/15/2040	150,000	174,650
3.95%, 3/1/2043	250,000	236,812
Dominion Energy, Inc., Series B, 5.95%, 6/15/2035	174,000	197,187
Series C, 4.90%, 8/1/2041	100,000	103,138
NiSource, Inc., 5.95%, 6/15/2041	150,000	170,258
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	244,998
Sempra Energy, 4.05%, 12/1/2023	200,000	202,477
6.00%, 10/15/2039	100,000	112,614
4.00%, 2/1/2048	150,000	130,049
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	100,000	94,354
WEC Energy Group, Inc., 3.55%, 6/15/2025	100,000	100,083

		2,941,258

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	250,000	268,093
6.45%, 9/15/2036	269,000	305,918
Apache Corp., 3.63%, 2/1/2021	154,000	155,147
4.75%, 4/15/2043	250,000	223,740
BP Capital Markets America, Inc., 4.50%, 10/1/2020	100,000	102,455
BP Capital Markets plc, 2.32%, 2/13/2020	250,000	248,670
3.56%, 11/1/2021	250,000	253,723
3.06%, 3/17/2022	210,000	209,625
3.51%, 3/17/2025	250,000	249,864
Buckeye Partners LP, 4.15%, 7/1/2023	250,000	246,848
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	210,000	242,867
Cenovus Energy, Inc., 5.40%, 6/15/2047	250,000	238,142
Chevron Corp., 2.36%, 12/5/2022	250,000	246,353
2.95%, 5/16/2026	250,000	246,655
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	350,000	349,899
ConocoPhillips, 5.90%, 10/15/2032	123,000	146,221
6.50%, 2/1/2039	200,000	262,519
Devon Energy Corp., 5.00%, 6/15/2045	200,000	191,307
Ecopetrol SA, 5.88%, 5/28/2045	125,000	123,250
El Paso Natural Gas Co. LLC, 8.38%, 6/15/2032(e)	50,000	62,906
Enable Midstream Partners LP, 5.00%, 5/15/2044(e)	50,000	42,764
Enbridge Energy Partners LP, 5.20%, 3/15/2020	250,000	255,784
5.88%, 10/15/2025	250,000	276,476
Enbridge, Inc., 5.50%, 12/1/2046	150,000	169,976
Encana Corp., 6.50%, 2/1/2038	150,000	165,047
Energy Transfer Operating LP, 4.65%, 6/1/2021	100,000	102,378
5.20%, 2/1/2022	250,000	259,828
5.25%, 4/15/2029	250,000	258,787
6.05%, 6/1/2041	100,000	102,157
6.50%, 2/1/2042	250,000	266,184
Enterprise Products Operating LLC, 6.13%, 10/15/2039	215,000	248,597
4.85%, 8/15/2042	150,000	152,215
4.95%, 10/15/2054	250,000	249,025
EOG Resources, Inc., 4.10%, 2/1/2021	200,000	203,951
Equinor ASA, 2.75%, 11/10/2021	500,000	500,444
2.45%, 1/17/2023	250,000	246,819
3.95%, 5/15/2043	150,000	147,415

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., 3.18%, 3/15/2024	$200,000	$202,544
2.71%, 3/6/2025	250,000	245,825
3.04%, 3/1/2026	75,000	74,601
4.11%, 3/1/2046	100,000	104,844
Hess Corp., 4.30%, 4/1/2027	250,000	241,249
7.30%, 8/15/2031	127,000	142,750
Husky Energy, Inc., 3.95%, 4/15/2022	200,000	202,193
Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	144,000	151,522
6.38%, 3/1/2041	100,000	110,527
Kinder Morgan, Inc., 4.30%, 6/1/2025	85,000	86,986
5.30%, 12/1/2034	200,000	205,622
5.05%, 2/15/2046	250,000	246,056
Magellan Midstream Partners LP, 4.25%, 9/15/2046	100,000	92,305
Marathon Oil Corp., 6.80%, 3/15/2032	82,000	94,127
Marathon Petroleum Corp., 5.13%, 3/1/2021	300,000	311,092
6.50%, 3/1/2041	100,000	111,005
MPLX LP, 4.50%, 7/15/2023	150,000	155,014
4.13%, 3/1/2027	250,000	244,460
4.70%, 4/15/2048	150,000	135,993
Nexen Energy ULC, 5.88%, 3/10/2035	92,000	106,836
6.40%, 5/15/2037	250,000	308,361
Noble Energy, Inc., 3.90%, 11/15/2024	250,000	245,345
6.00%, 3/1/2041	150,000	154,764
Occidental Petroleum Corp., 3.13%, 2/15/2022	200,000	199,823
3.40%, 4/15/2026	140,000	140,065
3.00%, 2/15/2027	50,000	48,586
4.20%, 3/15/2048	150,000	149,419
ONEOK, Inc., 4.95%, 7/13/2047	250,000	236,810
Petro-Canada, 5.95%, 5/15/2035	189,000	212,819
Petroleos Mexicanos, 6.38%, 2/4/2021	500,000	506,500
4.50%, 1/23/2026	250,000	220,000
6.50%, 3/13/2027	250,000	239,875
6.63%, 6/15/2035	201,000	181,905
5.50%, 6/27/2044	80,000	63,200
6.38%, 1/23/2045	250,000	212,937
5.63%, 1/23/2046	100,000	79,240
6.75%, 9/21/2047	359,000	312,869
Phillips 66, 5.88%, 5/1/2042	150,000	170,753
Phillips 66 Partners LP, 3.75%, 3/1/2028	250,000	237,844
Pioneer Natural Resources Co., 3.95%, 7/15/2022	50,000	50,657
Plains All American Pipeline LP, 4.70%, 6/15/2044	200,000	177,419
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	250,000	266,379
5.00%, 3/15/2027	250,000	258,418
Spectra Energy Partners LP, 3.50%, 3/15/2025	250,000	244,669
Suncor Energy, Inc., 3.60%, 12/1/2024	120,000	120,759
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	150,000	139,849
Total Capital International SA, 3.70%, 1/15/2024	500,000	514,968
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	253,180
4.63%, 3/1/2034	250,000	256,202
5.85%, 3/15/2036	150,000	163,578
Valero Energy Corp., 3.65%, 3/15/2025	205,000	200,154
7.50%, 4/15/2032	82,000	102,283
6.63%, 6/15/2037	100,000	116,290
Western Gas Partners LP, 5.30%, 3/1/2048	150,000	133,705
Williams Cos., Inc. (The), 3.90%, 1/15/2025	250,000	250,054
5.40%, 3/4/2044	250,000	256,145

		18,713,424

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	100,000	145,757

Pharmaceuticals 0.9%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	197,898
Allergan Funding SCS, 3.45%, 3/15/2022	155,000	154,659
3.85%, 6/15/2024	40,000	40,121
4.55%, 3/15/2035	100,000	96,180
4.75%, 3/15/2045	84,000	81,023
AstraZeneca plc, 3.38%, 11/16/2025	250,000	245,457
6.45%, 9/15/2037	140,000	173,528
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	350,000	339,411
Eli Lilly & Co., 2.75%, 6/1/2025	45,000	43,861
3.10%, 5/15/2027	200,000	194,911
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	248,551
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034	139,000	160,538
Johnson & Johnson, 2.95%, 9/1/2020	100,000	100,439
2.45%, 12/5/2021	250,000	247,513
2.45%, 3/1/2026	75,000	71,843
4.95%, 5/15/2033	287,000	333,705
3.63%, 3/3/2037	250,000	249,656
Merck & Co., Inc., 2.75%, 2/10/2025	220,000	216,194
4.15%, 5/18/2043	250,000	257,260
Mylan NV, 3.15%, 6/15/2021	750,000	733,586
3.95%, 6/15/2026	100,000	94,466
Novartis Capital Corp., 3.40%, 5/6/2024	500,000	510,221
3.00%, 11/20/2025	250,000	248,096
Pfizer, Inc., 3.00%, 12/15/2026	250,000	245,254
7.20%, 3/15/2039	375,000	534,729
Pharmacia LLC, 6.60%, 12/1/2028(e)	123,000	151,259
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/2021	750,000	729,935
3.20%, 9/23/2026	190,000	176,918
Zoetis, Inc., 3.25%, 2/1/2023	50,000	49,639
4.50%, 11/13/2025	115,000	119,201

		7,046,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Professional Services 0.0%†
Thomson Reuters Corp., 3.35%, 5/15/2026	$140,000	$131,541

Road & Rail 0.3%
Burlington Northern Santa Fe LLC, 7.95%, 8/15/2030	144,000	196,847
5.05%, 3/1/2041	350,000	391,655
4.70%, 9/1/2045	150,000	162,988
Canadian National Railway Co., 6.90%, 7/15/2028	168,000	212,640
6.20%, 6/1/2036	64,000	79,883
Canadian Pacific Railway Co., 2.90%, 2/1/2025	100,000	96,569
4.80%, 8/1/2045	150,000	159,164
CSX Corp., 5.50%, 4/15/2041	100,000	111,658
3.95%, 5/1/2050	250,000	226,091
Norfolk Southern Corp., 2.90%, 2/15/2023	92,000	90,975
5.59%, 5/17/2025	59,000	65,544
4.84%, 10/1/2041	15,000	15,597
4.45%, 6/15/2045	50,000	50,401
4.05%, 8/15/2052	132,000	121,917
Ryder System, Inc., 2.50%, 5/11/2020	105,000	104,012
Union Pacific Corp., 3.25%, 8/15/2025	250,000	246,802
3.60%, 9/15/2037	250,000	227,487
4.05%, 3/1/2046	105,000	97,753

		2,657,983

Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc., 4.30%, 6/15/2021	300,000	309,656
4.35%, 4/1/2047	100,000	101,090
Broadcom Corp., 3.63%, 1/15/2024	750,000	729,336
Intel Corp., 1.70%, 5/19/2021	500,000	488,709
2.70%, 12/15/2022	250,000	249,433
3.70%, 7/29/2025	150,000	155,126
4.10%, 5/11/2047	100,000	102,280
3.73%, 12/8/2047	207,000	198,565
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	222,097
Lam Research Corp., 3.80%, 3/15/2025	145,000	143,850
QUALCOMM, Inc., 2.60%, 1/30/2023	70,000	68,266
3.25%, 5/20/2027	250,000	236,603
4.65%, 5/20/2035	250,000	247,733
Texas Instruments, Inc., 1.75%, 5/1/2020	250,000	246,738

		3,499,482

Software 0.6%
Adobe, Inc., 3.25%, 2/1/2025	70,000	70,579
CA, Inc., 4.50%, 8/15/2023	240,000	238,591
Microsoft Corp., 3.00%, 10/1/2020	350,000	352,672
2.00%, 8/8/2023	250,000	242,847
2.88%, 2/6/2024	185,000	186,023
2.40%, 8/8/2026	215,000	205,031
3.30%, 2/6/2027	250,000	253,369
3.50%, 2/12/2035	65,000	64,145
4.45%, 11/3/2045	75,000	83,353
3.70%, 8/8/2046	500,000	496,540
4.25%, 2/6/2047	250,000	271,583
4.50%, 2/6/2057	150,000	167,068
Oracle Corp., 1.90%, 9/15/2021	500,000	489,148
2.40%, 9/15/2023	100,000	97,472
2.65%, 7/15/2026	145,000	137,968
3.25%, 5/15/2030	300,000	290,719
4.30%, 7/8/2034	350,000	366,444
4.00%, 7/15/2046	100,000	96,030
4.00%, 11/15/2047	250,000	241,560

		4,351,142

Specialty Retail 0.3%
AutoZone, Inc., 4.00%, 11/15/2020	200,000	202,162
3.25%, 4/15/2025	165,000	159,401
Home Depot, Inc. (The), 1.80%, 6/5/2020	750,000	740,713
3.35%, 9/15/2025	45,000	45,565
5.88%, 12/16/2036	230,000	281,942
5.95%, 4/1/2041	100,000	124,175
4.40%, 3/15/2045	200,000	208,253
Lowe’s Cos., Inc., 6.50%, 3/15/2029	164,000	193,758
4.25%, 9/15/2044	250,000	229,302

		2,185,271

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 2.30%, 5/11/2022	750,000	739,811
3.45%, 5/6/2024	300,000	307,466
2.50%, 2/9/2025	170,000	164,729
3.25%, 2/23/2026	95,000	95,008
2.45%, 8/4/2026	190,000	179,670
3.00%, 11/13/2027	350,000	340,380
3.85%, 5/4/2043	250,000	243,703
4.38%, 5/13/2045	145,000	152,546
4.65%, 2/23/2046	230,000	252,127
Dell International LLC, 4.42%, 6/15/2021(c)	500,000	508,587
6.02%, 6/15/2026(c)	240,000	251,031
8.35%, 7/15/2046(c)	150,000	176,707
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(e)	500,000	522,356
NetApp, Inc., 3.38%, 6/15/2021	150,000	150,121
Seagate HDD Cayman, 4.75%, 1/1/2025	200,000	189,221

		4,273,463

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 6/1/2021	100,000	102,427
NIKE, Inc., 3.38%, 11/1/2046	100,000	91,779
VF Corp., 3.50%, 9/1/2021	200,000	202,475

		396,681

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	250,000	254,348

Tobacco 0.3%
Altria Group, Inc., 2.85%, 8/9/2022	250,000	244,550
4.25%, 8/9/2042	100,000	81,764
5.38%, 1/31/2044	100,000	94,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Tobacco (continued)
BAT Capital Corp., 2.30%, 8/14/2020	$150,000	$147,967
2.76%, 8/15/2022	150,000	145,806
3.22%, 8/15/2024	150,000	143,464
4.39%, 8/15/2037	250,000	213,026
4.54%, 8/15/2047	150,000	123,198
Philip Morris International, Inc., 3.60%, 11/15/2023	500,000	507,961
3.25%, 11/10/2024	350,000	344,111
4.88%, 11/15/2043	150,000	150,698
Reynolds American, Inc., 4.45%, 6/12/2025	250,000	251,865
5.70%, 8/15/2035	75,000	75,370

		2,524,154

Trading Companies & Distributors 0.0%†
Air Lease Corp., 3.63%, 12/1/2027	250,000	227,777
Aircastle Ltd., 5.00%, 4/1/2023	50,000	50,758
4.13%, 5/1/2024	100,000	96,265

		374,800

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	150,000	150,973

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 3.13%, 7/16/2022	250,000	247,238
6.38%, 3/1/2035	123,000	148,079
Rogers Communications, Inc., 5.00%, 3/15/2044	250,000	264,135
Vodafone Group plc, 2.95%, 2/19/2023	250,000	244,165
7.88%, 2/15/2030	144,000	182,134
6.15%, 2/27/2037	75,000	82,076
5.25%, 5/30/2048	250,000	243,351

		1,411,178

Total Corporate Bonds (cost $193,002,644)		192,915,319

Foreign Government Securities 1.3%

	Principal Amount	Value
CANADA 0.2%
Province of Alberta Canada, 3.30%, 3/15/2028	100,000	101,462
Province of British Columbia Canada, 2.00%, 10/23/2022	500,000	487,727
Province of New Brunswick Canada, 3.63%, 2/24/2028	100,000	103,201
Province of Ontario, 2.20%, 10/3/2022	500,000	488,802
Province of Quebec, 2.50%, 4/20/2026	200,000	194,284
7.50%, 9/15/2029	200,000	278,403

		1,653,879

COLOMBIA 0.1%
Republic of Colombia, 7.38%, 9/18/2037	250,000	318,125
5.00%, 6/15/2045	350,000	354,728

		672,853

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024	500,000	539,635

INDONESIA 0.0%†
Republic of Indonesia, 4.35%, 1/11/2048	250,000	238,519

ISRAEL 0.0%†
Israel Government Bond, 3.15%, 6/30/2023	250,000	251,317

ITALY 0.0%†
Republic of Italy, 5.38%, 6/15/2033	184,000	193,277

JAPAN 0.1%
Japan Bank for International Cooperation, 2.88%, 6/1/2027	500,000	491,774

MEXICO 0.3%
United Mexican States, 3.63%, 3/15/2022	500,000	500,255
4.13%, 1/21/2026	250,000	248,338
6.75%, 9/27/2034	373,000	436,440
5.55%, 1/21/2045	200,000	210,102
4.60%, 1/23/2046	250,000	230,127
5.75%, 10/12/2110	200,000	196,000

		1,821,262

PANAMA 0.1%
Republic of Panama, 3.88%, 3/17/2028	200,000	203,702
6.70%, 1/26/2036	250,000	316,502

		520,204

PERU 0.0%†
Republic of Peru, 5.63%, 11/18/2050	200,000	243,500

PHILIPPINES 0.1%
Republic of Philippines, 7.75%, 1/14/2031	250,000	344,451
6.38%, 10/23/2034	250,000	322,274

		666,725

POLAND 0.1%
Republic of Poland, 5.13%, 4/21/2021	125,000	130,843
4.00%, 1/22/2024	250,000	258,673

		389,516

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/2021	350,000	355,696
2.88%, 1/21/2025	350,000	337,452
Republic of Korea, 5.63%, 11/3/2025	200,000	227,860

		921,008

SWEDEN 0.0%†
Svensk Exportkredit AB, 2.88%, 3/14/2023	200,000	201,508

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024	350,000	362,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Value
URUGUAY (continued)
Oriental Republic of Uruguay (continued)
4.38%, 10/27/2027	$250,000	$257,250
5.10%, 6/18/2050	150,000	154,125

		774,325

Total Foreign Government Securities (cost $9,507,664)		9,579,302

Mortgage-Backed Securities 28.8%

	Principal Amount	Value
FHLMC Gold Pool
Pool# E01604 5.50%, 3/1/2019	75	75
Pool# G18007 6.00%, 7/1/2019	278	279
Pool# B16087 6.00%, 8/1/2019	1,784	1,786
Pool# G18022 5.50%, 11/1/2019	1,329	1,333
Pool# B14288 5.50%, 12/1/2019	1,265	1,267
Pool# J00935 5.00%, 12/1/2020	2,948	2,963
Pool# J00854 5.00%, 1/1/2021	3,554	3,572
Pool# J00855 5.50%, 1/1/2021	3,576	3,611
Pool# J01279 5.50%, 2/1/2021	1,145	1,157
Pool# J01570 5.50%, 4/1/2021	1,834	1,856
Pool# J06015 5.00%, 5/1/2021	5,903	5,932
Pool# J01771 5.00%, 5/1/2021	3,301	3,318
Pool# J05950 5.50%, 5/1/2021	15,816	15,988
Pool# G18122 5.00%, 6/1/2021	3,330	3,363
Pool# J01980 6.00%, 6/1/2021	4,102	4,112
Pool# J03074 5.00%, 7/1/2021	2,126	2,146
Pool# J03028 5.50%, 7/1/2021	748	756
Pool# C00351 8.00%, 7/1/2024	217	233
Pool# D60780 8.00%, 6/1/2025	1,056	1,130
Pool# G30267 5.00%, 8/1/2025	115,897	121,839
Pool# J13883 3.50%, 12/1/2025	354,688	361,669
Pool# J18702 3.00%, 3/1/2027	183,792	184,762
Pool# J18127 3.00%, 3/1/2027	173,204	174,122
Pool# J19106 3.00%, 5/1/2027	76,563	76,968
Pool# J20471 3.00%, 9/1/2027	329,547	331,289
Pool# D82854 7.00%, 10/1/2027	773	817
Pool# G14609 3.00%, 11/1/2027	447,261	449,627
Pool# C00566 7.50%, 12/1/2027	744	831
Pool# G15100 2.50%, 7/1/2028	138,917	137,402
Pool# C18271 7.00%, 11/1/2028	1,585	1,708
Pool# C00678 7.00%, 11/1/2028	1,014	1,132
Pool# C00836 7.00%, 7/1/2029	468	524
Pool# C31285 7.00%, 9/1/2029	1,039	1,126
Pool# C31282 7.00%, 9/1/2029	48	49
Pool# C32914 8.00%, 11/1/2029	740	754
Pool# G18536 2.50%, 1/1/2030	1,650,039	1,631,007
Pool# C37436 8.00%, 1/1/2030	1,488	1,709
Pool# C36429 7.00%, 2/1/2030	465	474
Pool# C36306 7.00%, 2/1/2030	464	475
Pool# C00921 7.50%, 2/1/2030	886	1,012
Pool# G01108 7.00%, 4/1/2030	360	403
Pool# C37703 7.50%, 4/1/2030	516	536
Pool# G18552 3.00%, 5/1/2030	743,833	746,634
Pool# J32243 3.00%, 7/1/2030	672,008	674,331
Pool# J32257 3.00%, 7/1/2030	45,083	45,226
Pool# J32255 3.00%, 7/1/2030	41,272	41,440
Pool# C41561 8.00%, 8/1/2030	1,425	1,471
Pool# C01051 8.00%, 9/1/2030	1,590	1,832
Pool# C43550 7.00%, 10/1/2030	2,311	2,425
Pool# C44017 7.50%, 10/1/2030	334	338
Pool# C43967 8.00%, 10/1/2030	3,764	3,770
Pool# C44957 8.00%, 11/1/2030	1,214	1,271
Pool# C01106 7.00%, 12/1/2030	6,831	7,701
Pool# C01103 7.50%, 12/1/2030	781	917
Pool# C46932 7.50%, 1/1/2031	484	496
Pool# C01116 7.50%, 1/1/2031	476	542
Pool# C47287 7.50%, 2/1/2031	1,041	1,076
Pool# G01217 7.00%, 3/1/2031	6,875	7,795
Pool# C48206 7.50%, 3/1/2031	1,281	1,283
Pool# C91366 4.50%, 4/1/2031	112,519	118,112
Pool# G18601 3.00%, 5/1/2031	43,163	43,233
Pool# G18605 3.00%, 6/1/2031	22,915	22,952
Pool# C91377 4.50%, 6/1/2031	58,252	61,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C53324 7.00%, 6/1/2031	$1,179	$1,226
Pool# C01209 8.00%, 6/1/2031	501	556
Pool# C54792 7.00%, 7/1/2031	1,696	1,747
Pool# C55071 7.50%, 7/1/2031	457	466
Pool# J35107 2.50%, 8/1/2031	47,004	46,236
Pool# G01309 7.00%, 8/1/2031	1,215	1,371
Pool# G01311 7.00%, 9/1/2031	7,242	8,184
Pool# C01222 7.00%, 9/1/2031	843	959
Pool# G01315 7.00%, 9/1/2031	252	285
Pool# J35522 2.50%, 10/1/2031	234,353	230,527
Pool# C58694 7.00%, 10/1/2031	3,236	3,415
Pool# C58647 7.00%, 10/1/2031	173	174
Pool# C60012 7.00%, 11/1/2031	554	566
Pool# C61298 8.00%, 11/1/2031	1,907	1,946
Pool# J35957 2.50%, 12/1/2031	406,116	399,485
Pool# C61105 7.00%, 12/1/2031	4,044	4,232
Pool# C01305 7.50%, 12/1/2031	669	734
Pool# C63171 7.00%, 1/1/2032	4,468	4,955
Pool# V61548 2.50%, 2/1/2032	431,521	424,476
Pool# C64121 7.50%, 2/1/2032	1,438	1,468
Pool# G01391 7.00%, 4/1/2032	12,615	14,329
Pool# C01345 7.00%, 4/1/2032	4,393	4,970
Pool# C01370 8.00%, 4/1/2032	1,623	1,828
Pool# G16285 3.50%, 5/1/2032	34,722	35,365
Pool# C66916 7.00%, 5/1/2032	8,492	9,036
Pool# C01381 8.00%, 5/1/2032	10,681	12,232
Pool# C68300 7.00%, 6/1/2032	2,646	2,814
Pool# C68290 7.00%, 6/1/2032	1,735	1,832
Pool# G01449 7.00%, 7/1/2032	7,964	8,991
Pool# C69908 7.00%, 8/1/2032	18,286	19,980
Pool# C91558 3.50%, 9/1/2032	126,787	129,380
Pool# G16407 2.50%, 1/1/2033	162,652	159,996
Pool# G16408 2.50%, 1/1/2033	95,619	94,058
Pool# G01536 7.00%, 3/1/2033	10,103	11,341
Pool# G30646 3.00%, 5/1/2033	194,701	195,253
Pool# G30642 3.00%, 5/1/2033	85,746	85,990
Pool# K90535 3.00%, 5/1/2033	36,023	36,126
Pool# G18696 3.50%, 7/1/2033	42,720	43,539
Pool# A16419 6.50%, 11/1/2033	11,373	12,403
Pool# A16522 6.50%, 12/1/2033	20,343	22,929
Pool# C01806 7.00%, 1/1/2034	8,956	9,276
Pool# A21356 6.50%, 4/1/2034	35,767	39,792
Pool# C01851 6.50%, 4/1/2034	19,902	22,429
Pool# A24301 6.50%, 5/1/2034	35,975	39,235
Pool# A22067 6.50%, 5/1/2034	24,693	27,335
Pool# A24988 6.50%, 7/1/2034	8,311	9,065
Pool# G01741 6.50%, 10/1/2034	9,043	10,215
Pool# G08023 6.50%, 11/1/2034	18,518	20,751
Pool# A33137 6.50%, 1/1/2035	2,789	3,042
Pool# G08064 6.50%, 4/1/2035	8,513	9,632
Pool# G01947 7.00%, 5/1/2035	9,065	10,293
Pool# G08088 6.50%, 10/1/2035	79,808	89,332
Pool# A39759 5.50%, 11/1/2035	7,844	8,510
Pool# A40376 5.50%, 12/1/2035	7,234	7,847
Pool# A42305 5.50%, 1/1/2036	19,227	20,792
Pool# A41548 7.00%, 1/1/2036	12,325	13,553
Pool# G08111 5.50%, 2/1/2036	24,182	26,266
Pool# A43886 5.50%, 3/1/2036	309,535	335,691
Pool# A43861 5.50%, 3/1/2036	48,538	51,410
Pool# G08116 5.50%, 3/1/2036	25,758	27,972
Pool# A43534 6.50%, 3/1/2036	1,646	1,795
Pool# A48735 5.50%, 5/1/2036	9,660	10,231
Pool# G08136 6.50%, 6/1/2036	10,874	12,111
Pool# A53039 6.50%, 10/1/2036	33,562	36,604
Pool# A53219 6.50%, 10/1/2036	928	1,012
Pool# A57803 6.50%, 2/1/2037	36,548	39,860
Pool# G04251 6.50%, 4/1/2038	4,927	5,639
Pool# A79540 6.50%, 7/1/2038	1,365	1,489
Pool# G04569 6.50%, 8/1/2038	6,551	7,330
Pool# C92013 3.50%, 9/1/2038	488,515	496,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A84252 6.50%, 1/1/2039	$19,218	$21,358
Pool# A84287 6.50%, 1/1/2039	10,829	12,244
Pool# G05535 4.50%, 7/1/2039	866,537	909,985
Pool# A91165 5.00%, 2/1/2040	1,458,234	1,550,807
Pool# G60342 4.50%, 5/1/2042	178,529	187,751
Pool# G60195 4.00%, 6/1/2042	429,702	444,111
Pool# G07158 3.50%, 10/1/2042	265,279	268,830
Pool# Q12051 3.50%, 10/1/2042	166,749	168,982
Pool# G07163 3.50%, 10/1/2042	142,101	144,002
Pool# Q11532 3.50%, 10/1/2042	115,146	116,688
Pool# Q12052 3.50%, 10/1/2042	73,936	74,926
Pool# C09020 3.50%, 11/1/2042	610,619	618,797
Pool# G07264 3.50%, 12/1/2042	291,854	295,749
Pool# Q14292 3.50%, 1/1/2043	57,415	58,184
Pool# Q14881 3.50%, 1/1/2043	55,036	55,773
Pool# Q15884 3.00%, 2/1/2043	589,776	582,840
Pool# V80002 2.50%, 4/1/2043	308,957	295,151
Pool# Q16915 3.00%, 4/1/2043	558,357	551,761
Pool# Q17675 3.50%, 4/1/2043	270,033	273,648
Pool# Q18523 3.50%, 5/1/2043	749,348	759,268
Pool# Q18751 3.50%, 6/1/2043	1,143,472	1,158,786
Pool# G07410 3.50%, 7/1/2043	105,717	107,133
Pool# Q20332 3.50%, 7/1/2043	26,081	26,427
Pool# G07459 3.50%, 8/1/2043	539,809	547,037
Pool# G60038 3.50%, 1/1/2044	799,043	809,740
Pool# Q26869 4.00%, 6/1/2044	844,889	872,298
Pool# G07946 4.00%, 7/1/2044	147,250	152,007
Pool# Q28607 3.50%, 9/1/2044	154,221	156,198
Pool# G61231 3.50%, 9/1/2044	26,052	26,401
Pool# Q30833 4.00%, 1/1/2045	14,118	14,512
Pool# G60400 4.50%, 1/1/2045	145,857	153,219
Pool# Q34165 4.00%, 6/1/2045	268,497	275,963
Pool# V81873 4.00%, 8/1/2045	37,816	38,847
Pool# G08669 4.00%, 9/1/2045	213,756	219,565
Pool# Q38357 4.00%, 1/1/2046	13,536	13,901
Pool# G61365 4.50%, 1/1/2046	148,666	154,961
Pool# Q39434 3.50%, 3/1/2046	59,994	60,615
Pool# Q39440 4.00%, 3/1/2046	19,000	19,511
Pool# G08704 4.50%, 4/1/2046	27,922	29,100
Pool# Q40097 4.50%, 4/1/2046	1,793	1,865
Pool# G60582 3.50%, 5/1/2046	160,408	161,646
Pool# Q40718 3.50%, 5/1/2046	59,806	60,255
Pool# G08707 4.00%, 5/1/2046	265,391	272,532
Pool# G08708 4.50%, 5/1/2046	20,256	21,111
Pool# Q40728 4.50%, 5/1/2046	2,928	3,047
Pool# Q41548 3.00%, 7/1/2046	43,547	42,821
Pool# Q41903 3.50%, 7/1/2046	287,579	290,066
Pool# Q41491 3.50%, 7/1/2046	40,209	40,553
Pool# Q41935 3.50%, 7/1/2046	19,734	19,919
Pool# G61791 4.00%, 7/1/2046	26,000	26,735
Pool# Q41947 4.50%, 7/1/2046	14,482	15,090
Pool# G08715 3.00%, 8/1/2046	387,281	380,826
Pool# Q42596 3.50%, 8/1/2046	265,445	267,686
Pool# Q42393 3.50%, 8/1/2046	53,219	53,663
Pool# Q42203 3.50%, 8/1/2046	40,100	40,506
Pool# G61323 3.00%, 9/1/2046	350,651	346,437
Pool# G08721 3.00%, 9/1/2046	288,780	283,966
Pool# V82617 3.50%, 9/1/2046	166,052	167,454
Pool# G08722 3.50%, 9/1/2046	48,271	48,679
Pool# G60733 4.50%, 9/1/2046	55,884	58,951
Pool# G60722 3.00%, 10/1/2046	503,150	495,386
Pool# Q44035 3.00%, 10/1/2046	349,589	343,761
Pool# G61815 4.00%, 10/1/2046	25,000	25,674
Pool# G61257 3.00%, 11/1/2046	659,701	648,503
Pool# Q44452 3.00%, 11/1/2046	140,587	138,200
Pool# G08732 3.00%, 11/1/2046	45,078	44,313
Pool# Q44473 3.50%, 11/1/2046	38,014	38,309
Pool# Q44223 3.50%, 11/1/2046	33,960	34,217
Pool# G08734 4.00%, 11/1/2046	370,552	380,524
Pool# V82849 3.00%, 12/1/2046	1,805,786	1,779,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08737 3.00%, 12/1/2046	$1,565,331	$1,539,238
Pool# G60989 3.00%, 12/1/2046	205,657	202,227
Pool# Q45878 3.00%, 12/1/2046	53,332	52,442
Pool# G08738 3.50%, 12/1/2046	1,309,159	1,319,807
Pool# Q45024 3.50%, 12/1/2046	76,639	77,247
Pool# G08741 3.00%, 1/1/2047	366,534	360,315
Pool# G08747 3.00%, 2/1/2047	570,513	560,827
Pool# G08748 3.50%, 2/1/2047	77,111	77,708
Pool# G08749 4.00%, 2/1/2047	659,046	676,776
Pool# G08751 3.50%, 3/1/2047	356,226	358,986
Pool# Q47592 3.50%, 4/1/2047	173,255	174,564
Pool# Q47484 3.50%, 4/1/2047	70,198	70,689
Pool# G60988 3.00%, 5/1/2047	1,094,230	1,077,338
Pool# Q48098 3.50%, 5/1/2047	265,251	267,357
Pool# G61390 3.00%, 6/1/2047	303,716	298,561
Pool# V83270 3.50%, 7/1/2047	132,945	133,795
Pool# G61339 3.00%, 8/1/2047	124,824	122,705
Pool# G08774 3.50%, 8/1/2047	201,298	202,624
Pool# Q49917 3.50%, 8/1/2047	88,311	88,841
Pool# Q53085 3.00%, 9/1/2047	98,751	97,150
Pool# G61295 3.50%, 9/1/2047	190,078	191,858
Pool# G61622 3.00%, 10/1/2047	291,121	286,277
Pool# G08785 4.00%, 10/1/2047	22,116	22,711
Pool# Q52075 4.00%, 11/1/2047	404,716	416,586
Pool# V83598 3.50%, 12/1/2047	116,152	116,826
Pool# G67707 3.50%, 1/1/2048	226,755	229,371
Pool# T65458 3.50%, 2/1/2048	576,450	575,874
Pool# G61311 3.50%, 2/1/2048	426,062	428,533
Pool# Q54460 4.00%, 2/1/2048	186,902	192,105
Pool# G08801 4.00%, 2/1/2048	148,305	152,179
Pool# G61298 4.00%, 2/1/2048	23,581	24,305
Pool# Q54727 3.50%, 3/1/2048	96,206	96,762
Pool# Q55401 5.00%, 4/1/2048	32,326	34,079
Pool# V84237 3.50%, 5/1/2048	427,399	429,854
Pool# G08820 4.50%, 5/1/2048	649,319	675,958
Pool# G67713 4.00%, 6/1/2048	47,815	49,284
Pool# G67712 4.00%, 6/1/2048	23,508	24,326
Pool# G08824 4.00%, 7/1/2048	2,946,220	3,020,204
Pool# G08827 4.50%, 7/1/2048	350,014	364,302
Pool# Q57401 4.50%, 7/1/2048	77,750	81,295
Pool# Q57402 4.50%, 7/1/2048	26,066	27,261
Pool# G08831 4.00%, 8/1/2048	462,215	473,753
Pool# G08836 4.00%, 9/1/2048	1,738,944	1,781,154
Pool# G08843 4.50%, 10/1/2048	93,539	97,329
Pool# G08852 4.00%, 12/1/2048	399,101	408,889
Pool# V85044 4.00%, 12/1/2048	126,000	129,514
Pool# V85082 4.50%, 12/1/2048	1,046,885	1,089,301
Pool# G61846 4.00%, 1/1/2049	178,000	182,361
FHLMC Non Gold Pool
Pool# 1B8478 4.61%, 7/1/2041(a)	90,261	93,826
Pool# 2B0108 4.86%, 1/1/2042(a)	4,741	4,918
FHLMC TBA
3.50%, 7/15/2027	529,000	538,663
2.50%, 3/15/2029	1,032,000	1,014,956
3.00%, 2/15/2033	1,221,000	1,222,908
3.00%, 9/15/2044	221,000	217,212
4.50%, 2/15/2048	1,941,000	2,018,526
3.50%, 2/15/2049	4,326,000	4,349,911
4.00%, 2/15/2049	2,354,754	2,411,737
FNMA Pool
Pool# 969977 5.00%, 5/1/2023	110,673	112,478
Pool# AA2549 4.00%, 4/1/2024	63,770	65,618
Pool# 935348 5.50%, 6/1/2024	10,931	10,949
Pool# AC1374 4.00%, 8/1/2024	76,854	79,274
Pool# AC1529 4.50%, 9/1/2024	31,562	32,469
Pool# AD0244 4.50%, 10/1/2024	25,552	26,289
Pool# AD4089 4.50%, 5/1/2025	256,039	263,453
Pool# 890216 4.50%, 7/1/2025	44,956	46,254
Pool# AH1361 3.50%, 12/1/2025	163,824	167,038
Pool# AH1518 3.50%, 12/1/2025	83,003	84,566
Pool# AE6384 4.00%, 1/1/2026	15,713	16,168
Pool# AL0298 4.00%, 5/1/2026	235,201	242,490
Pool# AB4277 3.00%, 1/1/2027	704,379	708,169
Pool# AP4746 3.00%, 8/1/2027	114,664	115,282
Pool# AP7855 3.00%, 9/1/2027	720,397	724,291

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AP4640 3.00%, 9/1/2027	$75,588	$75,995
Pool# AQ5096 3.00%, 11/1/2027	157,824	158,675
Pool# AB6887 3.00%, 11/1/2027	121,797	122,453
Pool# AQ4532 3.00%, 11/1/2027	104,795	105,362
Pool# AQ3758 3.00%, 11/1/2027	78,604	79,028
Pool# AQ7406 3.00%, 11/1/2027	76,469	76,881
Pool# AB6886 3.00%, 11/1/2027	60,505	60,831
Pool# AQ2884 3.00%, 12/1/2027	73,373	73,769
Pool# AS0487 2.50%, 9/1/2028	287,975	285,015
Pool# 930998 4.50%, 4/1/2029	34,997	36,447
Pool# MA0243 5.00%, 11/1/2029	19,777	20,824
Pool# BM1507 2.50%, 12/1/2029	110,984	109,713
Pool# AL8077 3.50%, 12/1/2029	23,823	24,310
Pool# MA0268 5.00%, 12/1/2029	16,927	17,822
Pool# AX7727 2.50%, 3/1/2030	455,900	449,799
Pool# AD5655 5.00%, 5/1/2030	37,591	39,580
Pool# MA0443 5.00%, 5/1/2030	23,542	24,788
Pool# AB1038 5.00%, 5/1/2030	23,331	24,565
Pool# AS5412 2.50%, 7/1/2030	64,760	63,893
Pool# AS5420 3.00%, 7/1/2030	94,112	94,303
Pool# AL7152 3.50%, 7/1/2030	587,555	599,130
Pool# AS5702 2.50%, 8/1/2030	490,437	483,872
Pool# AZ4898 2.50%, 8/1/2030	332,516	328,064
Pool# AY8448 3.00%, 8/1/2030	302,799	303,411
Pool# AZ5718 3.00%, 9/1/2030	384,645	385,423
Pool# AZ2953 3.00%, 9/1/2030	371,905	372,657
Pool# MA0559 5.00%, 9/1/2030	8,006	8,430
Pool# AS6060 3.00%, 10/1/2030	420,611	421,208
Pool# AZ9234 3.50%, 10/1/2030	27,339	27,857
Pool# AS6272 2.50%, 12/1/2030	94,310	93,047
Pool# AH1515 4.00%, 12/1/2030	360,464	371,633
Pool# AD0716 6.50%, 12/1/2030	239,314	266,045
Pool# BA6532 2.50%, 1/1/2031	83,919	82,795
Pool# MA0641 4.00%, 2/1/2031	364,301	375,591
Pool# 560868 7.50%, 2/1/2031	494	499
Pool# BC0774 3.00%, 3/1/2031	66,809	67,068
Pool# AS6919 3.50%, 3/1/2031	78,361	79,969
Pool# BC5968 2.50%, 4/1/2031	113,383	111,604
Pool# BC4430 3.00%, 4/1/2031	31,031	31,088
Pool# AL8566 3.00%, 6/1/2031	86,148	86,323
Pool# AL8565 3.00%, 6/1/2031	73,266	73,414
Pool# AL8561 3.50%, 6/1/2031	57,658	58,838
Pool# AS8028 2.50%, 9/1/2031	278,434	274,066
Pool# BM1888 2.50%, 10/1/2031	819,831	811,301
Pool# MA2775 2.50%, 10/1/2031	563,498	554,657
Pool# AS8038 2.50%, 10/1/2031	314,886	309,945
Pool# BC4777 2.50%, 10/1/2031	186,542	183,615
Pool# AS8612 3.00%, 10/1/2031	125,830	126,085
Pool# 607212 7.50%, 10/1/2031	2,634	2,680
Pool# 607632 6.50%, 11/1/2031	77	83
Pool# MA2830 2.50%, 12/1/2031	210,298	206,999
Pool# BM3814 2.50%, 12/1/2031	141,459	139,455
Pool# AS8609 3.00%, 1/1/2032	106,044	106,258
Pool# AL9786 3.00%, 1/1/2032	75,724	75,936
Pool# AL9585 3.50%, 1/1/2032	27,624	28,192
Pool# BM1036 2.50%, 2/1/2032	911,793	897,487
Pool# BM4624 3.00%, 2/1/2032	100,404	100,669
Pool# AS8767 3.00%, 2/1/2032	96,462	96,658
Pool# AL9740 3.00%, 2/1/2032	48,383	48,481
Pool# AL9871 3.00%, 2/1/2032	38,284	38,374
Pool# BM1007 2.50%, 3/1/2032	234,696	231,014
Pool# AL9899 3.00%, 3/1/2032	146,674	146,972
Pool# BM3269 2.50%, 4/1/2032	230,820	227,199
Pool# MA1029 3.50%, 4/1/2032	317,864	324,177
Pool# AS9695 3.50%, 5/1/2032	134,005	136,638
Pool# BM4088 3.00%, 6/1/2032	91,109	91,373
Pool# 890786 3.50%, 6/1/2032	90,757	92,599
Pool# MA1107 3.50%, 7/1/2032	86,917	88,644
Pool# BH6610 3.50%, 7/1/2032	29,080	29,642
Pool# BM1669 3.00%, 8/1/2032	46,214	46,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BH5355 3.50%, 8/1/2032	$38,606	$39,340
Pool# MA1166 3.50%, 9/1/2032	500,706	510,652
Pool# CA0586 2.50%, 10/1/2032	23,377	23,011
Pool# BH9391 3.50%, 10/1/2032	29,623	30,197
Pool# BM3389 3.00%, 11/1/2032	92,177	92,390
Pool# BM3977 3.00%, 12/1/2032	210,320	210,748
Pool# CA0951 3.00%, 12/1/2032	137,892	138,088
Pool# BM4338 2.50%, 1/1/2033	222,833	219,337
Pool# BM3919 3.00%, 2/1/2033	45,392	45,496
Pool# 656559 6.50%, 2/1/2033	25,174	27,283
Pool# 694846 6.50%, 4/1/2033	8,025	8,697
Pool# AB9402 3.00%, 5/1/2033	228,175	228,714
Pool# AB9403 3.00%, 5/1/2033	91,676	91,893
Pool# AB9300 3.00%, 5/1/2033	81,876	82,070
Pool# MA3372 4.00%, 5/1/2033	69,423	71,463
Pool# 254767 5.50%, 6/1/2033	555,365	602,850
Pool# MA1527 3.00%, 8/1/2033	458,908	459,992
Pool# 750229 6.50%, 10/1/2033	21,173	22,947
Pool# 725228 6.00%, 3/1/2034	574,653	629,634
Pool# 725424 5.50%, 4/1/2034	631,301	687,867
Pool# 788027 6.50%, 9/1/2034	17,181	18,620
Pool# 735141 5.50%, 1/1/2035	319,733	348,363
Pool# 735227 5.50%, 2/1/2035	353,567	385,184
Pool# AL4260 5.50%, 9/1/2036	45,430	49,442
Pool# 310104 5.50%, 8/1/2037	343,647	374,431
Pool# 955194 7.00%, 11/1/2037	210,800	242,477
Pool# MA3464 3.50%, 9/1/2038	243,031	246,665
Pool# AC9890 4.00%, 4/1/2040(a)	526,067	547,153
Pool# AB1735 3.50%, 11/1/2040	8,449	8,492
Pool# AB2067 3.50%, 1/1/2041	416,094	420,903
Pool# AB2068 3.50%, 1/1/2041	246,046	248,889
Pool# 932888 3.50%, 1/1/2041	135,982	137,554
Pool# 932891 3.50%, 1/1/2041	26,890	27,201
Pool# AL6521 5.00%, 4/1/2041	857,219	918,072
Pool# AL5863 4.50%, 6/1/2041	550,226	575,030
Pool# AI9920 4.00%, 9/1/2041	17,640	18,201
Pool# AI9851 4.50%, 9/1/2041	57,014	59,822
Pool# AJ1249 4.57%, 9/1/2041(a)	109,411	114,015
Pool# AL0761 5.00%, 9/1/2041	617,511	658,213
Pool# AJ5431 4.50%, 10/1/2041	109,357	114,329
Pool# AL0933 5.00%, 10/1/2041	120,731	128,689
Pool# AJ4861 4.00%, 12/1/2041	227,672	235,036
Pool# AX5316 4.50%, 1/1/2042	21,155	22,236
Pool# AL2499 4.50%, 1/1/2042	9,554	10,029
Pool# AL1437 4.82%, 1/1/2042(a)	54,859	57,327
Pool# AX5297 5.00%, 1/1/2042	27,372	29,176
Pool# AW8167 3.50%, 2/1/2042	564,254	570,773
Pool# AK0714 4.81%, 2/1/2042(a)	12,869	13,321
Pool# AB5185 3.50%, 5/1/2042	388,360	392,852
Pool# AO3575 4.50%, 5/1/2042	61,537	63,961
Pool# 890621 5.00%, 5/1/2042	82,909	88,373
Pool# AO4647 3.50%, 6/1/2042	651,322	658,855
Pool# AO8036 4.50%, 7/1/2042	961,256	1,008,182
Pool# AP1961 2.46%, 8/1/2042(a)	113,980	117,654
Pool# AP2092 4.50%, 8/1/2042	33,080	34,384
Pool# AP6579 3.50%, 9/1/2042	730,956	739,410
Pool# AP7489 4.00%, 9/1/2042	500,225	516,401
Pool# AP6756 4.00%, 9/1/2042	14,965	15,421
Pool# AL2782 4.50%, 9/1/2042	89,756	94,013
Pool# AB6524 3.50%, 10/1/2042	1,284,483	1,299,340
Pool# AB7074 3.00%, 11/1/2042	1,053,085	1,040,196
Pool# AB6786 3.50%, 11/1/2042	425,848	430,774
Pool# AL2677 3.50%, 11/1/2042	190,623	192,828
Pool# AB7362 3.00%, 12/1/2042	567,133	560,133
Pool# MA1273 3.50%, 12/1/2042	307,488	311,471
Pool# AR4210 3.50%, 1/1/2043	263,506	266,553
Pool# AR8213 3.50%, 4/1/2043	255,010	257,959
Pool# AB9238 3.00%, 5/1/2043	713,701	704,818
Pool# AB9237 3.00%, 5/1/2043	502,530	496,302
Pool# AB9236 3.00%, 5/1/2043	116,424	114,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AB9362 3.50%, 5/1/2043	$512,409	$518,572
Pool# AT4145 3.00%, 6/1/2043	245,082	242,019
Pool# AB9814 3.00%, 7/1/2043	670,994	662,642
Pool# AS0203 3.00%, 8/1/2043	297,773	294,052
Pool# AS0255 4.50%, 8/1/2043	225,127	235,203
Pool# AL6951 3.50%, 10/1/2043	460,109	465,428
Pool# AS2276 4.50%, 4/1/2044	384,078	401,304
Pool# AW1006 4.00%, 5/1/2044	169,945	176,415
Pool# AL7767 4.50%, 6/1/2044	13,628	14,323
Pool# AS3161 4.00%, 8/1/2044	498,524	512,176
Pool# CA0688 3.50%, 10/1/2044	263,917	267,489
Pool# BC5090 4.00%, 10/1/2044	71,057	73,025
Pool# AS3946 4.00%, 12/1/2044	618,593	640,699
Pool# BM4384 4.00%, 1/1/2045	174,231	179,139
Pool# BM3611 4.00%, 1/1/2045	119,918	123,789
Pool# BM3804 3.50%, 2/1/2045	48,224	48,789
Pool# AL9555 4.00%, 2/1/2045	1,522,993	1,572,190
Pool# AX9524 4.00%, 2/1/2045	472,748	490,775
Pool# AS4418 4.00%, 2/1/2045	337,027	349,877
Pool# AS4375 4.00%, 2/1/2045	234,171	243,100
Pool# AL6889 4.50%, 2/1/2045	101,007	106,492
Pool# BM3931 3.00%, 3/1/2045	96,745	95,499
Pool# AY1312 3.50%, 3/1/2045	986,640	998,508
Pool# AS4578 4.00%, 3/1/2045	160,840	166,973
Pool# BM3664 3.00%, 5/1/2045	432,329	426,948
Pool# AS4921 3.50%, 5/1/2045	687,727	694,936
Pool# AS5012 4.00%, 5/1/2045	626,770	650,670
Pool# AL7207 4.50%, 8/1/2045	124,814	131,591
Pool# AZ2947 4.00%, 9/1/2045	400,215	411,173
Pool# BA2164 3.00%, 11/1/2045	95,584	94,012
Pool# AS6213 4.00%, 11/1/2045	41,191	42,319
Pool# AS6282 3.50%, 12/1/2045	1,138,639	1,149,342
Pool# AS6311 3.50%, 12/1/2045	891,511	899,477
Pool# BC0326 3.50%, 12/1/2045	207,178	209,061
Pool# AS6362 4.50%, 12/1/2045	26,847	28,187
Pool# AS6474 3.50%, 1/1/2046	151,294	153,229
Pool# AS6539 3.50%, 1/1/2046	135,835	137,572
Pool# AS6527 4.00%, 1/1/2046	138,720	142,504
Pool# BC2667 4.00%, 2/1/2046	45,288	46,518
Pool# AL9781 4.50%, 2/1/2046	209,744	220,434
Pool# BM4621 3.50%, 3/1/2046	125,126	126,688
Pool# BA6972 4.00%, 3/1/2046	51,552	52,915
Pool# BC0823 3.50%, 4/1/2046	213,503	215,268
Pool# AS7026 4.00%, 4/1/2046	267,037	274,280
Pool# AS7251 4.00%, 5/1/2046	339,602	348,796
Pool# AL8833 4.00%, 6/1/2046	167,986	174,078
Pool# AS7593 3.50%, 7/1/2046	814,410	820,974
Pool# AS7594 3.50%, 7/1/2046	753,727	759,802
Pool# AS7545 3.50%, 7/1/2046	329,167	331,786
Pool# AL8824 3.50%, 7/1/2046	95,854	97,026
Pool# BC1452 4.00%, 7/1/2046	942,736	968,535
Pool# MA2705 3.00%, 8/1/2046	552,538	543,063
Pool# BC1489 3.00%, 8/1/2046	48,889	48,157
Pool# BD4890 3.50%, 8/1/2046	700,188	705,687
Pool# AS7760 4.00%, 8/1/2046	217,019	223,340
Pool# AS7648 4.00%, 8/1/2046	192,138	197,300
Pool# AS7795 4.00%, 8/1/2046	146,298	150,228
Pool# BD3911 4.00%, 8/1/2046	23,819	24,459
Pool# BD3923 4.00%, 8/1/2046	18,399	18,889
Pool# AS7770 4.50%, 8/1/2046	26,932	28,052
Pool# AL8947 3.50%, 9/1/2046	30,476	30,731
Pool# AL9263 3.00%, 10/1/2046	104,505	102,842
Pool# BM3932 3.50%, 10/1/2046	218,366	220,088
Pool# AL9234 3.50%, 10/1/2046	54,783	55,447
Pool# BC4766 4.50%, 10/1/2046	37,581	39,127
Pool# AS8154 4.50%, 10/1/2046	24,774	25,767
Pool# BC9003 3.00%, 11/1/2046	146,269	143,760
Pool# MA2806 3.00%, 11/1/2046	117,791	115,771
Pool# AS8369 3.50%, 11/1/2046	604,996	609,747
Pool# BE5067 3.50%, 11/1/2046	450,495	454,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BE5038 4.00%, 11/1/2046	$25,717	$26,760
Pool# MA2833 3.00%, 12/1/2046	2,830,376	2,781,841
Pool# AS8483 3.00%, 12/1/2046	743,194	730,450
Pool# BC9067 3.00%, 12/1/2046	136,354	134,016
Pool# AS8488 3.00%, 12/1/2046	135,608	133,577
Pool# AS8509 3.00%, 12/1/2046	28,026	27,628
Pool# BM1121 3.50%, 12/1/2046	505,104	510,400
Pool# AS8572 3.50%, 12/1/2046	441,561	444,710
Pool# AS8417 3.50%, 12/1/2046	203,232	204,681
Pool# AS8492 3.50%, 12/1/2046	115,268	116,575
Pool# MA2863 3.00%, 1/1/2047	1,184,218	1,163,911
Pool# AS8650 3.00%, 1/1/2047	954,724	938,353
Pool# AL9697 3.00%, 1/1/2047	357,318	351,964
Pool# AS8647 3.00%, 1/1/2047	264,204	260,001
Pool# BE5775 3.00%, 1/1/2047	209,849	206,251
Pool# AS8692 3.50%, 1/1/2047	294,193	296,522
Pool# BM3204 3.50%, 1/1/2047	207,131	209,643
Pool# BD2440 3.50%, 1/1/2047	72,836	73,370
Pool# AL9774 3.50%, 1/1/2047	69,776	70,674
Pool# BE7115 4.50%, 1/1/2047	17,448	18,143
Pool# MA2895 3.00%, 2/1/2047	4,289,260	4,215,674
Pool# BF0203 3.00%, 2/1/2047	447,115	434,508
Pool# BM3688 3.50%, 2/1/2047	470,573	474,705
Pool# BD5046 3.50%, 2/1/2047	84,227	84,828
Pool# AL9859 3.00%, 3/1/2047	627,852	617,080
Pool# AL9848 3.00%, 3/1/2047	370,280	363,927
Pool# AS8966 4.00%, 3/1/2047	79,531	81,644
Pool# AS8979 4.50%, 3/1/2047	50,000	52,493
Pool# AS9463 3.50%, 4/1/2047	385,463	389,207
Pool# AS9451 3.50%, 4/1/2047	378,205	380,668
Pool# BD7122 4.00%, 4/1/2047	708,493	727,287
Pool# AS9467 4.00%, 4/1/2047	21,566	22,205
Pool# AS9470 4.50%, 4/1/2047	173,438	181,935
Pool# AS9562 3.00%, 5/1/2047	67,069	65,918
Pool# BM3237 3.50%, 5/1/2047	261,005	265,314
Pool# AS9577 3.50%, 5/1/2047	207,916	209,271
Pool# AS9586 4.00%, 5/1/2047	1,178,695	1,216,426
Pool# BM1268 4.00%, 5/1/2047	347,840	358,240
Pool# BE3670 3.50%, 6/1/2047	475,638	478,442
Pool# AS9794 3.50%, 6/1/2047	214,924	217,078
Pool# BM3549 4.00%, 6/1/2047	295,945	304,085
Pool# BE3702 4.00%, 6/1/2047	193,652	198,789
Pool# BM1295 4.50%, 6/1/2047	170,891	178,909
Pool# BE9624 4.50%, 6/1/2047	100,301	104,309
Pool# BM3801 3.00%, 7/1/2047	330,627	324,955
Pool# BM1551 3.50%, 7/1/2047	281,790	284,527
Pool# AS9909 3.50%, 7/1/2047	155,781	157,295
Pool# AS9973 4.00%, 7/1/2047	24,498	25,144
Pool# 890673 3.00%, 8/1/2047	264,990	260,492
Pool# MA3087 3.50%, 8/1/2047	571,256	574,623
Pool# BM1658 3.50%, 8/1/2047	272,821	275,048
Pool# BH7375 3.50%, 8/1/2047	161,417	162,368
Pool# CA0123 4.00%, 8/1/2047	349,453	360,802
Pool# BH2597 4.00%, 8/1/2047	247,791	254,325
Pool# CA0407 3.50%, 9/1/2047	448,694	451,061
Pool# CA0265 4.00%, 9/1/2047	793,314	814,205
Pool# BM3556 4.00%, 9/1/2047	47,990	49,706
Pool# CA0487 3.50%, 10/1/2047	814,932	819,068
Pool# BM1959 3.50%, 10/1/2047	287,446	290,594
Pool# CA0493 4.00%, 10/1/2047	575,967	591,001
Pool# CA0549 4.00%, 10/1/2047	159,954	164,160
Pool# CA0623 4.50%, 10/1/2047	47,250	49,135
Pool# CA0693 3.50%, 11/1/2047	649,931	653,230
Pool# BM3358 3.50%, 11/1/2047	73,796	75,088
Pool# CA0696 4.00%, 11/1/2047	553,052	567,381
Pool# CA0808 4.00%, 11/1/2047	171,783	176,234
Pool# BM3191 4.00%, 11/1/2047	71,889	73,820
Pool# BM3379 3.00%, 12/1/2047	444,101	437,880
Pool# BJ1699 4.00%, 12/1/2047	207,082	213,005
Pool# BH7040 4.50%, 12/1/2047	57,677	59,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# CA1015 4.00%, 1/1/2048	$314,753	$322,787
Pool# CA1025 4.50%, 1/1/2048	1,118,925	1,163,478
Pool# CA1242 3.50%, 2/1/2048	123,078	124,502
Pool# MA3277 4.00%, 2/1/2048	431,690	442,701
Pool# BK1972 4.50%, 3/1/2048	52,348	54,792
Pool# CA1510 3.50%, 4/1/2048	167,993	168,846
Pool# CA1531 3.50%, 4/1/2048	49,446	50,018
Pool# CA1551 4.00%, 4/1/2048	2,813,531	2,883,670
Pool# CA1560 4.50%, 4/1/2048	113,835	119,219
Pool# BJ2681 5.00%, 4/1/2048	39,226	41,302
Pool# BM4024 3.50%, 5/1/2048	25,514	25,807
Pool# MA3358 4.50%, 5/1/2048	625,461	650,215
Pool# CA1898 4.50%, 6/1/2048	172,451	181,937
Pool# CA1951 4.00%, 7/1/2048	169,792	173,960
Pool# CA1988 4.50%, 7/1/2048	142,603	148,222
Pool# BK6577 4.50%, 7/1/2048	47,810	49,704
Pool# CA2376 4.00%, 9/1/2048	368,715	377,623
Pool# BM4664 4.50%, 10/1/2048	125,207	131,419
Pool# CA2779 4.50%, 12/1/2048	150,000	157,558
Pool# BF0200 3.50%, 11/1/2051	451,778	454,783
FNMA TBA
3.50%, 10/25/2027	365,000	371,815
4.00%, 2/25/2032	350,000	360,021
3.00%, 2/25/2034	504,598	505,288
5.50%, 8/25/2034	23,000	24,420
2.50%, 9/25/2043	25,000	23,873
4.00%, 9/25/2043	339,750	347,766
5.00%, 2/25/2048	12,000	12,624
4.50%, 2/25/2049	888,000	922,930
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	21	21
Pool# 376510 7.00%, 5/15/2024	627	654
Pool# 457801 7.00%, 8/15/2028	1,795	1,906
Pool# 486936 6.50%, 2/15/2029	944	1,054
Pool# 502969 6.00%, 3/15/2029	2,586	2,778
Pool# 487053 7.00%, 3/15/2029	1,328	1,420
Pool# 781014 6.00%, 4/15/2029	2,189	2,415
Pool# 509099 7.00%, 6/15/2029	2,326	2,365
Pool# 470643 7.00%, 7/15/2029	9,094	9,458
Pool# 434505 7.50%, 8/15/2029	40	40
Pool# 416538 7.00%, 10/15/2029	112	112
Pool# 524269 8.00%, 11/15/2029	4,247	4,254
Pool# 781124 7.00%, 12/15/2029	6,706	7,638
Pool# 507396 7.50%, 9/15/2030	30,575	31,470
Pool# 531352 7.50%, 9/15/2030	1,882	1,923
Pool# 536334 7.50%, 10/15/2030	131	133
Pool# 540659 7.00%, 1/15/2031	600	605
Pool# 486019 7.50%, 1/15/2031	675	693
Pool# 535388 7.50%, 1/15/2031	411	417
Pool# 537406 7.50%, 2/15/2031	262	263
Pool# 528589 6.50%, 3/15/2031	24,176	26,277
Pool# 508473 7.50%, 4/15/2031	2,916	3,063
Pool# 544470 8.00%, 4/15/2031	1,875	1,878
Pool# 781287 7.00%, 5/15/2031	3,188	3,614
Pool# 781319 7.00%, 7/15/2031	963	1,115
Pool# 485879 7.00%, 8/15/2031	6,438	7,111
Pool# 572554 6.50%, 9/15/2031	32,500	35,324
Pool# 781328 7.00%, 9/15/2031	3,140	3,612
Pool# 555125 7.00%, 9/15/2031	475	478
Pool# 550991 6.50%, 10/15/2031	777	845
Pool# 571267 7.00%, 10/15/2031	793	877
Pool# 574837 7.50%, 11/15/2031	1,471	1,494
Pool# 555171 6.50%, 12/15/2031	937	1,019
Pool# 781380 7.50%, 12/15/2031	979	1,149
Pool# 781481 7.50%, 1/15/2032	4,627	5,403
Pool# 580972 6.50%, 2/15/2032	136	148
Pool# 781401 7.50%, 2/15/2032	2,821	3,326
Pool# 781916 6.50%, 3/15/2032	47,286	52,595
Pool# 552474 7.00%, 3/15/2032	3,520	3,919
Pool# 781478 7.50%, 3/15/2032	1,797	2,108
Pool# 781429 8.00%, 3/15/2032	3,128	3,731
Pool# 781431 7.00%, 4/15/2032	11,570	13,442
Pool# 552616 7.00%, 6/15/2032	28,977	32,057
Pool# 570022 7.00%, 7/15/2032	10,770	12,193
Pool# 595077 6.00%, 10/15/2032	6,155	6,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 596657 7.00%, 10/15/2032	$2,961	$3,012
Pool# 552903 6.50%, 11/15/2032	89,813	97,911
Pool# 552952 6.00%, 12/15/2032	4,042	4,345
Pool# 602102 6.00%, 2/15/2033	11,056	11,881
Pool# 588192 6.00%, 2/15/2033	3,916	4,206
Pool# 553144 5.50%, 4/15/2033	19,034	20,885
Pool# 604243 6.00%, 4/15/2033	8,726	9,643
Pool# 611526 6.00%, 5/15/2033	6,222	6,686
Pool# 553320 6.00%, 6/15/2033	23,563	26,057
Pool# 573916 6.00%, 11/15/2033	24,931	26,786
Pool# 604788 6.50%, 11/15/2033	56,834	62,297
Pool# 781688 6.00%, 12/15/2033	29,180	32,258
Pool# 604875 6.00%, 12/15/2033	23,336	25,755
Pool# 781690 6.00%, 12/15/2033	11,719	12,953
Pool# 781699 7.00%, 12/15/2033	4,483	5,051
Pool# 621856 6.00%, 1/15/2034	24,517	26,343
Pool# 564799 6.00%, 3/15/2034	35,900	38,643
Pool# 630038 6.50%, 8/15/2034	47,406	51,525
Pool# 781804 6.00%, 9/15/2034	33,883	37,469
Pool# 781847 6.00%, 12/15/2034	25,487	28,176
Pool# 486921 5.50%, 2/15/2035	9,063	9,944
Pool# 781902 6.00%, 2/15/2035	26,927	29,719
Pool# 649513 5.50%, 10/15/2035	214,885	233,259
Pool# 649510 5.50%, 10/15/2035	135,142	148,200
Pool# 652207 5.50%, 3/15/2036	31,851	34,016
Pool# 655519 5.00%, 5/15/2036	14,852	15,496
Pool# 652539 5.00%, 5/15/2036	12,583	13,248
Pool# 606308 5.50%, 5/15/2036	21,516	23,616
Pool# 606314 5.50%, 5/15/2036	5,242	5,598
Pool# 656666 6.00%, 6/15/2036	26,556	29,285
Pool# 657912 6.50%, 8/15/2036	3,492	3,796
Pool# 704630 5.50%, 7/15/2039	36,695	39,741
Pool# 757039 4.00%, 12/15/2040	267,810	278,063
Pool# 757038 4.00%, 12/15/2040	211,670	220,350
Pool# 755656 4.00%, 12/15/2040	88,171	91,787
Pool# 757044 4.00%, 12/15/2040	83,753	86,590
Pool# 742235 4.00%, 12/15/2040	77,916	80,671
Pool# 755655 4.00%, 12/15/2040	56,291	58,434
Pool# 757043 4.00%, 12/15/2040	40,252	41,895
Pool# 756631 4.00%, 12/15/2040	23,850	24,828
Pool# 755959 4.00%, 1/15/2041	191,710	199,571
Pool# 742244 4.00%, 1/15/2041	187,602	194,814
Pool# 753826 4.00%, 1/15/2041	79,174	82,227
Pool# 690662 4.00%, 1/15/2041	66,143	68,695
Pool# 719486 4.00%, 1/15/2041	30,982	32,081
Pool# 757557 4.00%, 2/15/2041	43,201	44,843
Pool# 757555 4.00%, 2/15/2041	40,768	42,374
Pool# AD7471 3.50%, 4/15/2043	354,054	360,346
Pool# AD6012 3.50%, 4/15/2043	346,041	352,195
Pool# AA6307 3.50%, 4/15/2043	226,045	230,052
Pool# AD9472 3.50%, 4/15/2043	194,290	197,734
Pool# AD7472 3.50%, 4/15/2043	154,610	156,817
Pool# AB3946 3.50%, 4/15/2043	98,320	99,682
Pool# AA6403 3.00%, 5/15/2043	777,768	775,197
Pool# 783781 3.50%, 6/15/2043	104,505	106,360
Pool# 784015 3.00%, 7/15/2043	42,778	42,571
Pool# 784459 3.00%, 12/15/2046	113,723	112,910
Pool# 784355 4.00%, 12/15/2046	91,966	94,817
Pool# 784500 3.00%, 2/15/2047	162,867	161,772
Pool# 784458 3.50%, 12/15/2047	281,801	286,519
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	170,621	184,998
Pool# 4559 5.00%, 10/20/2039	268,612	286,672
Pool# 4715 5.00%, 6/20/2040	271,770	293,047
Pool# 4747 5.00%, 7/20/2040	150,332	160,797
Pool# 4771 4.50%, 8/20/2040	456,962	481,083
Pool# 4834 4.50%, 10/20/2040	1,204,424	1,268,003
Pool# 737727 4.00%, 12/20/2040	889,745	921,233
Pool# 737730 4.00%, 12/20/2040	279,972	289,938
Pool# 4923 4.50%, 1/20/2041	173,554	182,721
Pool# 4978 4.50%, 3/20/2041	26,220	27,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# 5017 4.50%, 4/20/2041	$285,008	$300,080
Pool# 5082 4.50%, 6/20/2041	475,202	500,250
Pool# 5175 4.50%, 9/20/2041	343,665	361,738
Pool# 675523 3.50%, 3/20/2042	348,928	353,729
Pool# MA0392 3.50%, 9/20/2042	1,261,245	1,283,701
Pool# MA0534 3.50%, 11/20/2042	713,226	725,919
Pool# MA0698 3.00%, 1/20/2043	420,370	420,732
Pool# MA0852 3.50%, 3/20/2043	774,323	791,445
Pool# MA0934 3.50%, 4/20/2043	908,676	924,833
Pool# AF1001 3.50%, 6/20/2043	262,857	266,702
Pool# MA1376 4.00%, 10/20/2043	776,901	805,216
Pool# AJ9335 3.50%, 10/20/2044	25,447	25,796
Pool# MA2754 3.50%, 4/20/2045	366,210	371,369
Pool# MA2824 2.50%, 5/20/2045	388,024	375,989
Pool# MA2825 3.00%, 5/20/2045	742,193	739,239
Pool# MA2891 3.00%, 6/20/2045	1,951,255	1,943,289
Pool# AO1103 3.50%, 9/20/2045	580,778	588,707
Pool# AO1099 3.50%, 9/20/2045	19,642	19,909
Pool# MA3106 4.00%, 9/20/2045	109,303	112,962
Pool# MA3172 3.00%, 10/20/2045	212,433	211,500
Pool# MA3173 3.50%, 10/20/2045	13,743	13,936
Pool# MA3174 4.00%, 10/20/2045	20,438	21,102
Pool# MA3243 3.00%, 11/20/2045	185,069	184,218
Pool# MA3244 3.50%, 11/20/2045	252,921	256,797
Pool# MA3309 3.00%, 12/20/2045	372,266	370,516
Pool# MA3310 3.50%, 12/20/2045	103,145	104,598
Pool# MA3377 4.00%, 1/20/2046	56,156	57,993
Pool# 784119 3.00%, 2/20/2046	739,757	737,995
Pool# MA3521 3.50%, 3/20/2046	612,050	620,611
Pool# MA3522 4.00%, 3/20/2046	585,972	605,817
Pool# MA3596 3.00%, 4/20/2046	347,975	346,124
Pool# MA3597 3.50%, 4/20/2046	110,237	111,774
Pool# MA3662 3.00%, 5/20/2046	630,347	627,090
Pool# MA3735 3.00%, 6/20/2046	720,709	716,431
Pool# MA3736 3.50%, 6/20/2046	2,123,710	2,152,982
Pool# MA3802 3.00%, 7/20/2046	1,264,385	1,257,073
Pool# MA3804 4.00%, 7/20/2046	53,564	55,316
Pool# MA3873 3.00%, 8/20/2046	1,252,987	1,245,547
Pool# MA3876 4.50%, 8/20/2046	20,365	21,311
Pool# MA3936 3.00%, 9/20/2046	1,101,006	1,094,974
Pool# MA3939 4.50%, 9/20/2046	11,848	12,452
Pool# MA4004 3.50%, 10/20/2046	1,131,158	1,146,518
Pool# MA4126 3.00%, 12/20/2046	2,345,075	2,329,700
Pool# MA4127 3.50%, 12/20/2046	527,553	534,663
Pool# MA4194 2.50%, 1/20/2047	428,122	413,782
Pool# MA4196 3.50%, 1/20/2047	72,083	73,056
Pool# MA4261 3.00%, 2/20/2047	546,204	542,594
Pool# MA4262 3.50%, 2/20/2047	3,788,585	3,839,770
Pool# MA4264 4.50%, 2/20/2047	26,666	28,014
Pool# MA4321 3.50%, 3/20/2047	1,728,546	1,751,903
Pool# MA4382 3.50%, 4/20/2047	568,183	575,863
Pool# AZ1974 3.50%, 4/20/2047	231,731	234,880
Pool# MA4384 4.50%, 4/20/2047	27,759	28,966
Pool# MA4512 4.50%, 6/20/2047	80,662	83,800
Pool# MA4585 3.00%, 7/20/2047	43,068	42,772
Pool# MA4587 4.00%, 7/20/2047	120,595	124,185
Pool# BC1888 3.50%, 8/20/2047	338,113	342,747
Pool# MA4652 3.50%, 8/20/2047	306,054	310,200
Pool# 784471 3.50%, 8/20/2047	264,587	267,988
Pool# MA4653 4.00%, 8/20/2047	44,700	46,003
Pool# 784408 3.50%, 10/20/2047	149,876	152,049
Pool# MA4836 3.00%, 11/20/2047	444,478	441,324
Pool# MA4837 3.50%, 11/20/2047	644,308	653,036
Pool# MA4838 4.00%, 11/20/2047	2,033,532	2,092,818
Pool# MA4899 3.00%, 12/20/2047	453,738	450,494
Pool# MA4900 3.50%, 12/20/2047	699,982	709,423
Pool# 784421 3.50%, 12/20/2047	284,014	288,634
Pool# MA4962 3.50%, 1/20/2048	1,696,325	1,719,051
Pool# MA5078 4.00%, 3/20/2048	1,232,423	1,268,381
Pool# 784480 3.50%, 4/20/2048	117,257	119,003

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# 784479 3.50%, 4/20/2048	$73,863	$75,074
Pool# 784481 3.50%, 4/20/2048	26,007	26,269
Pool# MA5137 4.00%, 4/20/2048	506,624	521,403
Pool# BD4034 4.00%, 4/20/2048	73,229	75,585
Pool# MA5139 5.00%, 4/20/2048	147,727	154,387
Pool# MA5192 4.00%, 5/20/2048	1,829,704	1,883,170
Pool# MA5194 5.00%, 5/20/2048	75,431	78,831
Pool# MA5265 4.50%, 6/20/2048	1,099,240	1,142,173
Pool# MA5331 4.50%, 7/20/2048	399,608	415,152
Pool# MA5399 4.50%, 8/20/2048	542,232	563,324
Pool# MA5529 4.50%, 10/20/2048	263,165	273,414
Pool# BJ2692 4.00%, 11/20/2048	49,855	51,312
Pool# MA5597 5.00%, 11/20/2048	103,707	108,457
Pool# 784656 4.50%, 12/20/2048	357,640	371,581
Pool# BK2856 4.50%, 12/20/2048	56,000	58,183
Pool# MA5711 4.50%, 1/20/2049	158,360	164,558
GNMA TBA
3.00%, 11/15/2042	155,000	153,837
2.50%, 8/20/2045	35,000	33,824
5.00%, 2/15/2047	111,000	115,913
4.50%, 2/15/2048	533,000	553,404
3.00%, 2/15/2049	41,000	40,699
3.50%, 2/15/2049	1,157,000	1,171,666
4.00%, 2/15/2049	3,339,500	3,435,902

Total Mortgage-Backed Securities (cost $219,896,887)		218,483,749

Municipal Bonds 0.8%

	Principal Amount	Value
California 0.4%
Bay Area Toll Authority, RB Series F-2, 6.26%, 4/1/2049	150,000	205,147
Series S-3, 6.91%, 10/1/2050	100,000	143,967
California State, GO, 7.60%, 11/1/2040	100,000	149,479
East Bay Municipal Utility District, RB, 5.87%, 6/1/2040	100,000	129,118
Los Angeles Community College District, GO, 6.75%, 8/1/2049	100,000	143,766
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	130,739
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	291,142
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	164,103
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	236,166
State of California, GO 7.55%, 4/1/2039	125,000	183,449
7.30%, 10/1/2039	200,000	279,812
7.63%, 3/1/2040	320,000	468,502
University of California, RB Series AX, 3.06%, 7/1/2025	50,000	49,528
Series R, 5.77%, 5/15/2043	50,000	61,643
Series AD, 4.86%, 5/15/2112	200,000	206,648

		2,843,209

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	214,288

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	150,000	170,961

Illinois 0.1%
State of Illinois, GO, 5.10%, 6/1/2033	535,000	511,883

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	183,584

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	181,384
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	265,000	383,201
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	295,775

		860,360

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	199,669
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 6/15/2044	100,000	130,146
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	100,000	117,667
New York Urban Development Corporation, State Personal Income Tax, RB, Series B, 2.10%, 3/15/2022	170,000	167,853
Port Authority of New York & New Jersey, RB 6.04%, 12/1/2029	300,000	365,514
4.46%, 10/1/2062	100,000	106,145

		1,086,994

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	225,892

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	160,195
Texas State Taxable Build America Bond, GO, 5.52%, 4/1/2039	50,000	61,933
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	114,976

		337,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Value
Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	$20,000	$19,779

Total Municipal Bonds (cost $5,815,064)		6,454,054

Supranational 1.0%

	Principal Amount	Value
African Development Bank, 1.38%, 2/12/2020	500,000	493,647
Asian Development Bank 1.75%, 6/8/2021	500,000	490,758
2.50%, 11/2/2027	500,000	488,635
2.75%, 1/19/2028	200,000	199,031
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	250,000	251,215
European Investment Bank 1.38%, 6/15/2020	500,000	492,041
1.63%, 6/15/2021	500,000	488,890
1.38%, 9/15/2021	750,000	727,750
2.25%, 3/15/2022	750,000	743,122
2.50%, 10/15/2024	500,000	496,897
Inter-American Development Bank 1.63%, 5/12/2020	250,000	247,103
1.88%, 3/15/2021	250,000	246,480
2.13%, 1/18/2022	500,000	493,690
1.75%, 9/14/2022	250,000	242,844
2.00%, 6/2/2026	200,000	190,936
International Bank for Reconstruction & Development 7.63%, 1/19/2023	677,000	802,756
3.00%, 9/27/2023	250,000	255,539
2.50%, 7/29/2025	250,000	247,411

Total Supranational (cost $7,595,449)		7,598,745

U.S. Government Agency Securities 1.5%

	Principal Amount	Value
FFCB, 2.85%, 09/20/2021	745,000	750,377
FHLB 3.63%, 6/11/2021	1,200,000	1,230,018
3.13%, 6/13/2025	1,075,000	1,094,547
3.25%, 11/16/2028	160,000	163,605
5.50%, 7/15/2036	300,000	386,267
FHLMC 2.38%, 2/16/2021	2,000,000	1,995,244
1.13%, 8/12/2021	1,137,000	1,101,278
2.38%, 1/13/2022	1,650,000	1,645,804
6.75%, 9/15/2029	388,000	515,926
6.75%, 3/15/2031	400,000	544,611
6.25%, 7/15/2032	365,000	488,783
FNMA 2.63%, 1/11/2022	355,000	356,085
6.25%, 5/15/2029	500,000	638,552
Tennessee Valley Authority, 4.88%, 01/15/2048	300,000	368,801

Total U.S. Government Agency Securities (cost $10,900,948)		11,279,898

U.S. Treasury Obligations 38.4%

	Principal Amount	Value
U.S. Treasury Bonds 8.13%, 8/15/2021	$1,800,000	$2,048,063
7.13%, 2/15/2023	1,000,000	1,178,320
6.25%, 8/15/2023	869,000	1,009,160
6.00%, 2/15/2026	1,444,500	1,765,958
6.13%, 11/15/2027	1,000,000	1,273,633
5.50%, 8/15/2028	1,000,000	1,239,766
5.25%, 11/15/2028	1,000,000	1,222,773
4.50%, 5/15/2038	500,000	625,684
4.50%, 8/15/2039	185,000	231,640
4.38%, 11/15/2039	280,000	345,002
3.88%, 8/15/2040	600,000	691,992
4.25%, 11/15/2040	500,000	607,148
3.75%, 8/15/2041	1,500,000	1,698,750
3.13%, 11/15/2041	2,000,000	2,056,406
3.13%, 2/15/2042	2,650,000	2,723,703
3.13%, 2/15/2043	1,250,000	1,280,518
3.63%, 8/15/2043	2,000,000	2,222,188
3.75%, 11/15/2043	1,850,000	2,096,715
3.63%, 2/15/2044	800,000	889,375
3.38%, 5/15/2044	1,700,000	1,816,078
3.13%, 8/15/2044	2,400,000	2,457,375
3.00%, 11/15/2044	7,000,000	7,013,125
3.00%, 5/15/2045	800,000	801,406
2.88%, 8/15/2045	2,500,000	2,443,750
3.00%, 11/15/2045	3,200,000	3,203,750
2.50%, 2/15/2046	3,250,000	2,944,170
2.50%, 5/15/2046	2,950,000	2,670,326
2.88%, 11/15/2046	2,700,000	2,635,453
3.00%, 2/15/2047	1,400,000	1,400,273
3.00%, 5/15/2047	1,600,000	1,598,000
2.75%, 8/15/2047	1,000,000	949,883
3.00%, 8/15/2048	1,250,000	1,246,826
U.S. Treasury Notes 3.63%, 2/15/2020	2,610,000	2,638,037
2.25%, 2/29/2020	2,100,000	2,093,437
1.38%, 3/31/2020	5,500,000	5,426,094
2.25%, 3/31/2020	6,000,000	5,979,844
1.13%, 4/30/2020	1,500,000	1,474,629
1.50%, 5/15/2020	2,500,000	2,468,164
3.50%, 5/15/2020	2,000,000	2,024,453
1.50%, 5/31/2020	4,500,000	4,441,289
2.50%, 5/31/2020	3,000,000	2,999,414
1.50%, 7/15/2020	3,500,000	3,449,961
1.38%, 8/31/2020	1,000,000	982,695
2.13%, 8/31/2020	2,000,000	1,988,359
2.63%, 8/31/2020	4,500,000	4,508,613
1.75%, 10/31/2020	5,500,000	5,429,961
2.63%, 11/15/2020	2,360,000	2,365,347
1.63%, 11/30/2020	2,000,000	1,969,141
2.00%, 11/30/2020	2,000,000	1,982,500
1.75%, 12/31/2020	8,000,000	7,894,688
2.38%, 12/31/2020	3,000,000	2,994,492
2.25%, 2/15/2021	6,000,000	5,973,516
3.63%, 2/15/2021	2,500,000	2,557,031
2.25%, 3/31/2021	3,000,000	2,986,289
2.25%, 4/30/2021	2,000,000	1,990,547
3.13%, 5/15/2021	1,250,000	1,268,213
1.38%, 5/31/2021	2,000,000	1,951,016
1.13%, 6/30/2021	2,000,000	1,939,141
2.13%, 6/30/2021	3,500,000	3,472,930
2.88%, 10/15/2021	6,500,000	6,571,348
1.75%, 11/30/2021	2,000,000	1,962,266
2.00%, 12/31/2021	2,000,000	1,976,172
1.50%, 1/31/2022	2,000,000	1,945,859
1.75%, 2/28/2022	3,000,000	2,939,180
1.75%, 3/31/2022	1,000,000	979,141
1.75%, 4/30/2022	2,000,000	1,957,422
1.88%, 4/30/2022	2,000,000	1,965,000
1.75%, 5/15/2022	1,700,000	1,663,277
1.75%, 5/31/2022	2,000,000	1,956,328
1.75%, 6/30/2022	1,000,000	977,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued) 2.13%, 6/30/2022	$500,000	$494,941
1.88%, 7/31/2022	4,000,000	3,925,156
2.00%, 7/31/2022	4,500,000	4,434,609
1.63%, 8/15/2022	1,200,000	1,167,234
1.63%, 8/31/2022	5,000,000	4,861,719
1.88%, 8/31/2022	3,500,000	3,432,734
1.75%, 9/30/2022	2,000,000	1,952,187
1.88%, 9/30/2022	2,500,000	2,451,855
2.00%, 11/30/2022	1,400,000	1,377,687
2.13%, 12/31/2022	5,500,000	5,435,547
1.50%, 2/28/2023	1,000,000	963,594
1.50%, 3/31/2023	2,500,000	2,407,031
1.63%, 4/30/2023	2,000,000	1,934,063
1.63%, 5/31/2023	2,000,000	1,932,500
1.38%, 6/30/2023	2,700,000	2,579,449
2.50%, 8/15/2023	3,800,000	3,808,016
1.38%, 8/31/2023	3,700,000	3,529,164
2.75%, 8/31/2023	2,000,000	2,027,109
2.13%, 11/30/2023	3,900,000	3,843,176
2.25%, 1/31/2024	1,000,000	990,586
2.50%, 1/31/2024	1,300,000	1,303,605
2.75%, 2/15/2024	1,500,000	1,520,801
2.13%, 2/29/2024	6,500,000	6,397,676
2.13%, 3/31/2024	1,000,000	983,828
2.00%, 4/30/2024	2,000,000	1,954,687
2.50%, 5/15/2024	1,700,000	1,702,723
2.00%, 5/31/2024	3,500,000	3,419,336
2.00%, 6/30/2024	1,500,000	1,464,668
2.13%, 7/31/2024	1,500,000	1,473,516
1.88%, 8/31/2024	1,000,000	969,531
2.13%, 9/30/2024	2,000,000	1,962,891
2.25%, 10/31/2024	1,000,000	987,656
2.25%, 11/15/2024	3,160,000	3,119,512
2.13%, 11/30/2024	1,200,000	1,176,656
2.50%, 1/31/2025	1,500,000	1,500,586
2.00%, 2/15/2025	2,000,000	1,943,750
2.75%, 2/28/2025	1,500,000	1,521,328
2.13%, 5/15/2025	1,600,000	1,564,000
2.00%, 8/15/2025	2,000,000	1,937,422
3.00%, 10/31/2025	500,000	514,785
2.25%, 11/15/2025	1,500,000	1,474,043
1.63%, 5/15/2026	2,000,000	1,878,438
1.50%, 8/15/2026	4,000,000	3,711,250
2.00%, 11/15/2026	2,700,000	2,591,473
2.25%, 2/15/2027	5,300,000	5,172,055
2.38%, 5/15/2027	4,000,000	3,938,125
2.25%, 8/15/2027	3,500,000	3,405,801
2.25%, 11/15/2027	9,200,000	8,936,937
2.88%, 8/15/2028	3,000,000	3,060,352

Total U.S. Treasury Obligations (cost $293,366,274)		291,666,603

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(g)(h)	22,204	22,204

Total Short-Term Investment (cost $22,204)		22,204

Repurchase Agreements 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp. 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $220,771, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $226,268.(h)	$220,755	$220,755
Royal Bank of Canada 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $5,771, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $5,886.(h)	5,770	5,770

Total Repurchase Agreements (cost $226,525)		226,525

Total Investments Before TBA Sale Commitments (cost $761,547,565) — 99.9%		758,954,976

TBA Sale Commitments (0.8)%

	Principal Amount	Value
Mortgage-Backed Securities (0.8)%
FNMA TBA 2.50%, 2/25/2033	(311,000)	(306,065)
3.00%, 2/25/2048	(2,498,000)	(2,453,992)
3.50%, 2/25/2049	(3,308,000)	(3,324,346)

Total TBA Sale Commitments (cost $(6,038,765))		(6,084,403)

Other assets in excess of liabilities — 0.9%		6,776,469

NET ASSETS — 100.0%		$759,647,042

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.

(c)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $2,680,166 which represents 0.35% of net assets.

(d)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $245,364, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $22,204 and $226,525, respectively, a total value of $248,729.

(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of January 31, 2019.

(h)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $248,729.

†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,929,667	$—	$1,929,667
Commercial Mortgage-Backed Securities	—	18,798,910	—	18,798,910
Corporate Bonds	—	192,915,319	—	192,915,319
Foreign Government Securities	—	9,579,302	—	9,579,302
Mortgage-Backed Securities	—	218,483,749	—	218,483,749
Municipal Bonds	—	6,454,054	—	6,454,054
Repurchase Agreements	—	226,525	—	226,525
Short-Term Investment	22,204	—	—	22,204
Supranational	—	7,598,745	—	7,598,745
U.S. Government Agency Securities	—	11,279,898	—	11,279,898
U.S. Treasury Obligations	—	291,666,603	—	291,666,603

Total Assets	$22,204	$758,932,772	$—	$758,954,976

Liabilities:
Mortgage-Backed Securities	$—	$(6,084,403)	$—	$(6,084,403)

Total Liabilities	$—	$(6,084,403)	$—	$(6,084,403)

Total	$22,204	$752,848,369	$—	$752,870,573

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

29

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

Municipal Bonds 99.4%

	Principal Amount	Value
California 85.0%
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 8/1/2025	$345,000	$374,401
California Educational Facilities Authority, Pepperdine University, Prerefunded, RB, 5.00%, 9/1/2024	270,000	302,670
California Educational Facilities Authority, Pepperdine University, Unrefunded Balance, RB, 5.00%, 9/1/2024	185,000	206,086
California Infrastructure & Economic Development Bank, Science Center Phase II Project, RB, Series A, 5.00%, 5/1/2031	910,000	1,058,758
California Municipal Finance Authority, LINXS APM Project, RB, Series A, 5.00%, 12/31/2043	470,000	512,685
California Municipal Finance Authority, Refunding, RB, Series A, 3.00%, 7/1/2028	1,205,000	1,190,359
California Municipal Finance Authority, West Village Student Housing Project, RB, 5.00%, 5/15/2033	500,000	566,955
California State, GO, 5.00%, 11/1/2024	2,000,000	2,113,800
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/1/2021	1,000,000	1,097,890
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/1/2025	1,000,000	1,040,850
Series A, 5.00%, 11/1/2026	1,500,000	1,559,955
California Statewide Communities Development Authority, Viamonte Senior Living 1 Project, RB, Series A, 3.50%, 7/1/2034	750,000	762,030
City of Upland, San Antonio Regional Hospital, COP, 5.00%, 1/1/2034	400,000	443,628
Downey California Public Financing Authority, Lease Revenue, RB, 5.00%, 12/1/2030	540,000	643,000
Dublin Unified School District, Election 2016, GO, Series B, 4.00%, 8/1/2043	620,000	638,464
Imperial, Irrigation District, Electric Revenue, Refunding, RB, Series C, 5.00%, 11/1/2026	2,600,000	2,756,306
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 5/15/2024	1,845,000	1,923,191
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 8/1/2024	60,000	61,068
Series A, 5.25%, 8/1/2025	100,000	101,780
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 5/15/2024	1,130,000	1,184,093
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 5/15/2022	500,000	505,715
Series A, 5.00%, 5/15/2023	1,000,000	1,048,390
Los Angeles, Harbor Department Revenue, RB, Series A, 5.25%, 8/1/2021	350,000	356,335
Los Angeles, Unified School District, Refunding, GO, Series B, 2.00%, 7/1/2029	1,500,000	1,398,675
Madera, Unified School District, Election 2006, GO, NATL Insured, 0.00%, 8/1/2028(a)	1,500,000	1,142,385
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/1/2025	1,500,000	1,508,850
Montebello, Unified School District, Election 2016, GO, Series A, 4.00%, 8/1/2046	500,000	509,405
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 8/1/2026	300,000	324,588
Ontario Montclair School District, Refunding, GO, AGM Insured, Series B, 4.00%, 8/1/2033	500,000	537,145
Pioneers Memorial Healthcare District, RB, 5.00%, 10/1/2032	500,000	528,870
Rancho Cucamonga Redevelopment Agency Successor Agency, Refunding, Tax Allocation, NATL Insured, 4.00%, 9/1/2033	1,000,000	1,065,200
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 7/15/2024	1,000,000	1,035,230
State of California, GO, 5.00%, 11/1/2035	500,000	585,175
State of California, GO, AGM Insured, 5.25%, 8/1/2032	455,000	572,540

		29,656,472

Guam 4.3%
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB 5.00%, 7/1/2028	1,000,000	1,127,040
5.00%, 7/1/2029	315,000	353,049

		1,480,089

Puerto Rico 10.1%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, AGM Insured, Series D, 5.00%, 7/1/2032	965,000	989,945
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	1,240,000	1,240,930
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, RB, AMBAC Insured, Series A, 0.00%, 7/1/2036(a)	1,185,000	446,082
Puerto Rico Electric Power Authority, Refunding, RB, AGC Insured, Series UU, 5.00%, 7/1/2026	290,000	299,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Value
Puerto Rico (continued)
Puerto Rico Municipal Finance Agency, Refunding, RB, AGM Insured, Series A, 5.00%, 8/1/2030	$540,000	$554,893

		3,531,614

Total Municipal Bonds (cost $33,992,865)		34,668,175

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares, 1.22%(b)	27,572	27,572

Total Short-Term Investment (cost $27,572)		27,572

Total Investments (cost $34,020,437)(c) — 99.5%		34,695,747
Other assets in excess of liabilities — 0.5%		186,370

NET ASSETS — 100.0%		$34,882,117

(a)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(b)	Represents 7-day effective yield as of January 31, 2019.
(c)

Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2019, the percentages attributed to Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. were 8.73% and 9.94% respectively.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$34,668,175	$—	$34,668,175
Short-Term Investment	27,572	—	—	27,572

Total	$27,572	$34,668,175	$—	$34,695,747

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Securities 0.5%

	Principal Amount	Value
Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$914,352	$867,850

Other 0.4%
SBA Tower Trust, 3.87%, 10/8/2024(a)	5,000,000	5,055,395

Total Asset-Backed Securities (cost $5,840,022)		5,923,245

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Value
FHLMC REMICS Series 4039, Class ME, 2.00%, 12/15/2040	774,388	758,218
Series 4026, Class WJ, 2.75%, 8/15/2041	2,537,122	2,521,413
JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.00%, 10/26/2048(a)(b)	11,859,912	11,780,110

Total Collateralized Mortgage Obligations (cost $15,205,874)		15,059,741

Commercial Mortgage-Backed Security 0.8%

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	8,639,258

Total Commercial Mortgage-Backed Security (cost $8,741,319)		8,639,258

Corporate Bonds 56.3%

	Principal Amount	Value
Aerospace & Defense 1.2%
Bombardier, Inc., 8.75%, 12/1/2021(a)	120,000	127,386
DynCorp International, Inc., 10.37%, 11/30/2020(c)	127,832	131,182
Rockwell Collins, Inc., 3.20%, 3/15/2024	5,000,000	4,880,393
4.35%, 4/15/2047	8,450,000	8,043,485

		13,182,446

Air Freight & Logistics 1.0%
FedEx Corp., 4.05%, 2/15/2048	6,910,000	5,992,508
United Parcel Service of America, Inc., 8.38%, 4/1/2020	2,500,000	2,657,557
XPO Logistics, Inc., 6.50%, 6/15/2022(a)	1,000,000	1,021,250
6.13%, 9/1/2023(a)	1,190,000	1,208,588

		10,879,903

Airlines 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/2022	1,420,000	1,402,250

Auto Components 1.3%
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,056,000	2,089,410
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	1,550,000	1,594,562
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(a)	70,000	68,425
Icahn Enterprises LP, 6.00%, 8/1/2020	4,830,000	4,872,263
Lear Corp., 3.80%, 9/15/2027	7,063,000	6,530,404
Tenneco, Inc., 5.38%, 12/15/2024	75,000	67,875

		15,222,939

Banks 4.9%
Bank of America Corp., Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 6/17/2019(d)(e)	150,000	149,250
Capital One NA, 2.65%, 8/8/2022	6,500,000	6,315,647
Citigroup, Inc., 5.38%, 8/9/2020	860,000	890,773
2.90%, 12/8/2021	2,675,000	2,658,209
2.75%, 4/25/2022	5,000,000	4,937,024
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)	75,000	74,813
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)	5,000,000	5,175,000
Comerica, Inc., 3.70%, 7/31/2023	6,730,000	6,792,824
ING Groep NV, 4.10%, 10/2/2023	6,000,000	6,074,642
JPMorgan Chase & Co., Series V, (ICE LIBOR USD 3 Month + 3.32%), 5.00%, 7/01/2019(d)(e)	140,000	139,300
Landwirtschaftliche Rentenbank, 3.13%, 11/14/2023	10,400,000	10,640,061
National Westminster Bank plc, Series C, (ICE LIBOR USD 3 Month + 0.25%), 3.00%, 2/28/2019(d)(e)	130,000	101,400
People’s United Financial, Inc., 3.65%, 12/6/2022	3,740,000	3,725,467
Simmons First National Corp., (ICE LIBOR USD 3 Month + 2.15%), 5.00%, 4/1/2028(e)	6,000,000	5,989,627
Standard Chartered plc, (ICE LIBOR USD 3 Month + 1.51%), 4.26%, 1/30/2027(a)(d)(e)	100,000	77,250
Wells Fargo & Co., 3.75%, 1/24/2024	1,500,000	1,526,174

		55,267,461

Biotechnology 1.5%
Amgen, Inc., 5.15%, 11/15/2041	3,875,000	4,052,619
5.38%, 5/15/2043	1,320,000	1,408,735
Biogen, Inc., 5.20%, 9/15/2045	5,650,000	6,111,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Biotechnology (continued)
Gilead Sciences, Inc., 3.65%, 3/1/2026	$4,860,000	$4,872,795

		16,445,565

Building Products 0.1%
BMC East LLC, 5.50%, 10/1/2024(a)	1,172,000	1,117,795
Builders FirstSource, Inc., 5.63%, 9/1/2024(a)	131,000	124,941

		1,242,736

Capital Markets 2.9%
BGC Partners, Inc., 5.38%, 7/24/2023	5,000,000	5,091,262
FMR LLC, 4.95%, 2/1/2033(a)	3,400,000	3,768,396
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.78%), 3.52%, 10/31/2022(e)	10,000,000	9,909,200
(ICE LIBOR USD 3 Month + 1.00%), 3.78%, 7/24/2023(e)	5,000,000	4,959,464
Morgan Stanley, Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(d)(e)	150,000	150,188
7.25%, 4/1/2032	5,600,000	7,229,717
MSCI, Inc., 5.25%, 11/15/2024(a)	2,000,000	2,035,000
Trident Merger Sub, Inc., 6.63%, 11/1/2025(a)	50,000	46,500

		33,189,727

Chemicals 1.9%
Blue Cube Spinco LLC, 9.75%, 10/15/2023	2,765,000	3,082,975
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/2026(a)	6,365,000	6,306,289
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)	1,000,000	942,500
FXI Holdings, Inc., 7.88%, 11/1/2024(a)	11,500,000	10,867,500
Kraton Polymers LLC, 7.00%, 4/15/2025(a)	70,000	68,250
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)	125,000	114,063
WR Grace & Co.-Conn, 5.63%, 10/1/2024(a)	50,000	52,000

		21,433,577

Commercial Services & Supplies 1.4%
Cimpress NV, 7.00%, 6/15/2026(a)	5,000,000	4,875,000
Harland Clarke Holdings Corp., 8.38%, 8/15/2022(a)	150,000	140,625
Pitney Bowes, Inc., 4.38%, 5/15/2022(f)	7,000,000	6,546,750
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)	2,867,000	3,031,853
Steelcase, Inc., 5.13%, 1/18/2029	975,000	988,441

		15,582,669

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	130,000	122,525

Construction & Engineering 0.0%†
AECOM, 5.88%, 10/15/2024	65,000	67,665
5.13%, 3/15/2027	75,000	70,688
Michael Baker International LLC, 8.75%, 3/1/2023(a)	85,000	83,300
Tutor Perini Corp., 6.88%, 5/1/2025(a)	60,000	59,341

		280,994

Consumer Finance 0.9%
American Express Co., 3.00%, 10/30/2024	5,512,000	5,355,275
Credit Acceptance Corp., 7.38%, 3/15/2023	60,000	61,575
Enova International, Inc., 8.50%, 9/1/2024(a)	40,000	36,300
Ford Motor Credit Co. LLC, 5.60%, 1/7/2022	4,000,000	4,053,043
Navient Corp., 8.00%, 3/25/2020	65,000	67,681
Springleaf Finance Corp., 8.25%, 12/15/2020	190,000	202,825
SquareTwo Financial Corp., 0.00%, 5/24/2019(g)(h)(i)(j)	132,417	0

		9,776,699

Containers & Packaging 0.5%
International Paper Co., 5.00%, 9/15/2035	5,400,000	5,403,857

Distributors 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2023(a)	1,650,000	1,695,375
5.88%, 5/15/2026(a)	500,000	501,075

		2,196,450

Diversified Consumer Services 0.4%
Princeton University, 4.95%, 3/1/2019	3,446,000	3,450,329
Service Corp. International, 5.38%, 5/15/2024	1,099,000	1,122,354

		4,572,683

Diversified Financial Services 1.2%
Block Financial LLC, 4.13%, 10/1/2020	2,385,000	2,412,812
5.25%, 10/1/2025	7,300,000	7,381,253
Jefferies Finance LLC, 7.25%, 8/15/2024(a)	3,950,000	3,757,438
VFH Parent LLC, 6.75%, 6/15/2022(a)	65,000	65,975

		13,617,478

Diversified Telecommunication Services 0.4%
Altice France SA, 7.38%, 5/1/2026(a)	400,000	385,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC, 5.13%, 2/15/2023	$1,350,000	$1,363,500
5.88%, 4/1/2024(a)	200,000	205,048
5.75%, 2/15/2026(a)	50,000	50,750
5.50%, 5/1/2026(a)	220,000	219,450
5.13%, 5/1/2027(a)	5,000	4,831
5.00%, 2/1/2028(a)	75,000	71,250
Level 3 Financing, Inc., 5.38%, 5/1/2025	75,000	74,063
Sprint Capital Corp., 8.75%, 3/15/2032	50,000	54,875
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 3.20%, 5/22/2020(e)	2,000,000	2,006,520

		4,435,783

Electric Utilities 0.3%
Kansas City Power & Light Co., 4.20%, 3/15/2048	2,760,000	2,695,009
MidAmerican Energy Co., 4.25%, 7/15/2049	1,000,000	1,026,925

		3,721,934

Electrical Equipment 0.2%
Emerson Electric Co., 4.88%, 10/15/2019	1,933,000	1,961,132

Electronic Equipment, Instruments & Components 1.0%
CDW LLC, 5.50%, 12/1/2024	75,000	77,588
Corning, Inc., 7.25%, 8/15/2036	9,932,000	11,113,025

		11,190,613

Energy Equipment & Services 0.3%
Bristow Group, Inc., 8.75%, 3/1/2023(a)(k)	3,500,000	2,926,875
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024(a)	48,000	49,860

		2,976,735

Entertainment 0.0%†
Netflix, Inc., 5.88%, 2/15/2025	70,000	72,516
4.38%, 11/15/2026	50,000	47,344

		119,860

Equity Real Estate Investment Trusts (REITs) 0.3%
Crown Castle International Corp., 5.20%, 2/15/2049	2,000,000	1,990,354
Equinix, Inc., 5.38%, 4/1/2023	60,000	60,675
5.38%, 5/15/2027	85,000	85,213
MGM Growth Properties Operating Partnership LP, 4.50%, 9/1/2026	70,000	66,325
Vornado Realty LP, 3.50%, 1/15/2025	1,000,000	965,434

		3,168,001

Food & Staples Retailing 1.1%
Sysco Corp., 3.55%, 3/15/2025	2,600,000	2,575,281
4.85%, 10/1/2045	3,000,000	3,089,496
4.45%, 3/15/2048	7,000,000	6,803,078

		12,467,855

Food Products 0.4%
JBS USA LUX SA, 7.25%, 6/1/2021(a)	225,000	227,119
Tyson Foods, Inc., 5.10%, 9/28/2048	4,600,000	4,536,011

		4,763,130

Health Care Equipment & Supplies 0.0%†
DJO Finance LLC, 8.13%, 6/15/2021(a)	65,000	67,548
Hill-Rom Holdings, Inc., 5.75%, 9/1/2023(a)	75,000	77,063

		144,611

Health Care Providers & Services 1.3%
Anthem, Inc., 5.10%, 1/15/2044	4,680,000	4,901,652
HCA, Inc., 7.50%, 2/15/2022	200,000	219,000
5.88%, 3/15/2022	2,500,000	2,650,000
5.00%, 3/15/2024	50,000	52,025
5.38%, 2/1/2025	115,000	118,702
5.25%, 6/15/2026	125,000	131,172
4.50%, 2/15/2027	6,135,000	6,181,012
Molina Healthcare, Inc., 4.88%, 6/15/2025(a)	60,000	58,800
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	85,000	84,405

		14,396,768

Hotels, Restaurants & Leisure 2.1%
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	75,000	70,219
Hilton Grand Vacations Borrower LLC, 6.13%, 12/1/2024	75,000	75,937
Hyatt Hotels Corp., 4.38%, 9/15/2028	3,500,000	3,446,204
International Game Technology plc, 6.25%, 2/15/2022(a)	1,000,000	1,035,000
6.50%, 2/15/2025(a)	200,000	208,160
Jack Ohio Finance LLC, 6.75%, 11/15/2021(a)	80,000	82,600
Jacobs Entertainment, Inc., 7.88%, 2/1/2024(a)	65,000	68,270
McDonald’s Corp., 4.60%, 5/26/2045	3,000,000	2,994,906
4.88%, 12/9/2045	5,000,000	5,191,803
Nathan’s Famous, Inc., 6.63%, 11/1/2025(a)	1,500,000	1,455,000
NCL Corp. Ltd., 4.75%, 12/15/2021(a)	57,000	57,356
Penn National Gaming, Inc., 5.63%, 1/15/2027(a)	60,000	56,400
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	1,973,000	2,313,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc., 6.35%, 10/1/2025(f)	$7,272,000	$7,253,820

		24,309,043

Household Durables 0.6%
M/I Homes, Inc., 5.63%, 8/1/2025	75,000	69,000
NVR, Inc., 3.95%, 9/15/2022	1,994,000	1,990,068
PulteGroup, Inc., 5.50%, 3/1/2026	4,260,000	4,281,300
Shea Homes LP, 5.88%, 4/1/2023(a)	45,000	42,750
6.13%, 4/1/2025(a)	10,000	9,250

		6,392,368

Household Products 0.3%
Central Garden & Pet Co., 6.13%, 11/15/2023	3,694,000	3,777,115

Independent Power and Renewable Electricity Producers 0.0%†
Vistra Energy Corp., 7.38%, 11/1/2022	140,000	145,600
8.00%, 1/15/2025(a)	125,000	133,438
8.13%, 1/30/2026(a)	100,000	108,000

		387,038

Industrial Conglomerates 0.9%
General Electric Co., (ICE LIBOR USD 3 Month + 1.00%), 3.79%, 3/15/2023(e)	10,000,000	9,444,000
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 2/21/2048	1,000,000	953,801

		10,397,801

Insurance 2.8%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024(k)	3,625,000	3,767,778
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	2,623,543
Fidelity National Financial, Inc., 4.50%, 8/15/2028(a)	4,500,000	4,470,558
Markel Corp., 5.00%, 3/30/2043	1,230,000	1,210,762
4.30%, 11/1/2047	2,976,000	2,621,060
Navigators Group, Inc. (The), 5.75%, 10/15/2023	5,000,000	5,251,935
RenRe North America Holdings, Inc., 5.75%, 3/15/2020	2,350,000	2,401,476
Sompo International Holdings Ltd., 4.70%, 10/15/2022	4,052,000	4,121,993
Torchmark Corp., 7.88%, 5/15/2023	2,975,000	3,456,564
Trinity Acquisition plc, 4.40%, 3/15/2026	2,238,000	2,238,518

		32,164,187

Interactive Media & Services 0.1%
Tencent Holdings Ltd., 3.60%, 1/19/2028(a)	1,000,000	972,661

Internet & Direct Marketing Retail 1.4%
eBay, Inc., 3.60%, 6/5/2027	12,425,000	11,825,502
Expedia Group, Inc., 4.50%, 8/15/2024	3,750,000	3,800,012

		15,625,514

IT Services 0.0%†
Booz Allen Hamilton, Inc., 5.13%, 5/1/2025(a)	65,000	63,700
Zayo Group LLC, 5.75%, 1/15/2027(a)	160,000	154,590

		218,290

Machinery 0.9%
BCD Acquisition, Inc., 9.63%, 9/15/2023(a)	5,372,000	5,680,890
Cloud Crane LLC, 10.13%, 8/1/2024(a)	160,000	170,400
Meritor, Inc., 6.25%, 2/15/2024	1,890,000	1,899,450
SPX FLOW, Inc., 5.63%, 8/15/2024(a)	125,000	122,500
Tennant Co., 5.63%, 5/1/2025	60,000	59,250
Wabtec Corp., (ICE LIBOR USD 3 Month + 1.05%), 3.84%, 9/15/2021(e)	2,000,000	1,999,483

		9,931,973

Media 0.9%
Cablevision Systems Corp., 5.88%, 9/15/2022	75,000	75,375
CBS Radio, Inc., 7.25%, 11/1/2024(a)(k)	125,000	117,812
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	75,000	76,688
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	4,050,000	4,964,581
Comcast Cable Holdings LLC, 9.88%, 6/15/2022	1,165,000	1,404,468
Omnicom Group, Inc., 3.60%, 4/15/2026	3,416,000	3,317,723
Sirius XM Radio, Inc., 5.38%, 4/15/2025(a)	125,000	126,562
5.38%, 7/15/2026(a)	75,000	74,344
TEGNA, Inc., 6.38%, 10/15/2023	120,000	121,800

		10,279,353

Metals & Mining 0.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(a)	20,000	20,833
Allegheny Technologies, Inc., 5.95%, 1/15/2021	5,000,000	5,067,600
Northwest Acquisitions ULC, 7.13%, 11/1/2022(a)	35,000	34,867

		5,123,300

Multiline Retail 0.4%
Dillard’s, Inc., 7.75%, 7/15/2026	4,595,000	4,714,411

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Multi-Utilities 0.5%
Berkshire Hathaway Energy Co., 3.80%, 7/15/2048	$2,000,000	$1,835,155
Dominion Energy, Inc., Series B, 2.75%, 1/15/2022	4,200,000	4,102,219

		5,937,374

Oil, Gas & Consumable Fuels 7.6%
Boardwalk Pipelines LP, 4.95%, 12/15/2024	4,500,000	4,556,501
Cheniere Energy Partners LP, 5.63%, 10/1/2026(a)	1,000,000	1,002,360
CITGO Petroleum Corp., 6.25%, 8/15/2022(a)	4,000,000	3,940,000
Crestwood Midstream Partners LP, 5.75%, 4/1/2025	75,000	73,522
DCP Midstream Operating LP, 6.75%, 9/15/2037(a)	25,000	25,500
Delek Logistics Partners LP, 6.75%, 5/15/2025	65,000	64,350
Energy Transfer LP, 5.50%, 6/1/2027	70,000	72,625
Eni SpA, Series X-R, 4.00%, 9/12/2023(a)	5,000,000	5,043,269
Enterprise Products Operating LLC, 3.75%, 2/15/2025	5,000,000	5,061,156
Enviva Partners LP, 8.50%, 11/1/2021	10,650,000	11,095,915
EP Energy LLC, 8.00%, 11/29/2024(a)	50,000	40,000
Genesis Energy LP, 5.63%, 6/15/2024	130,000	119,600
HollyFrontier Corp., 5.88%, 4/1/2026	11,300,000	11,711,325
NGPL PipeCo LLC, 4.88%, 8/15/2027(a)	70,000	69,300
ONEOK Partners LP, 6.85%, 10/15/2037	3,793,000	4,270,562
Parsley Energy LLC, 6.25%, 6/1/2024(a)	2,525,000	2,587,792
PBF Holding Co. LLC, 7.00%, 11/15/2023	5,390,000	5,401,858
7.25%, 6/15/2025	3,000,000	2,985,000
PBF Logistics LP, 6.88%, 5/15/2023	35,000	35,656
Phillips 66, 4.65%, 11/15/2034	4,000,000	4,140,539
4.88%, 11/15/2044	2,000,000	2,071,017
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	80,000	77,200
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	4,500,000	4,195,471
Targa Resources Partners LP, 5.13%, 2/1/2025	90,000	88,425
5.00%, 1/15/2028	80,000	75,150
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/2026(a)	3,000,000	2,887,500
Texas Eastern Transmission LP, 4.15%, 1/15/2048(a)	1,750,000	1,591,119
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	5,815,000	6,707,512
Valero Energy Corp., 8.75%, 6/15/2030	2,500,000	3,292,683
7.50%, 4/15/2032	2,641,000	3,294,250

		86,577,157

Paper & Forest Products 0.5%
Boise Cascade Co., 5.63%, 9/1/2024(a)	75,000	72,562
Louisiana-Pacific Corp., 4.88%, 9/15/2024	6,200,000	6,083,750

		6,156,312

Pharmaceuticals 0.8%
Merck & Co., Inc., 3.88%, 1/15/2021	5,921,000	6,053,179
Pfizer, Inc., 3.60%, 9/15/2028	3,070,000	3,141,694

		9,194,873

Real Estate Management & Development 0.8%
Hunt Cos., Inc., 6.25%, 2/15/2026(a)	7,000,000	6,300,000
Ohana Military Communities LLC, 5.78%, 10/1/2036(a)	1,000,000	1,170,542
WeWork Cos., Inc., 7.88%, 5/1/2025(a)	2,000,000	1,810,240

		9,280,782

Road & Rail 1.5%
Ashtead Capital, Inc., 5.63%, 10/1/2024(a)	3,500,000	3,587,500
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	3,000,000	3,349,799
4.05%, 6/15/2048	1,500,000	1,485,387
Penske Truck Leasing Co. LP, 4.45%, 1/29/2026(a)	1,500,000	1,511,414
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/2022(a)	7,500,000	7,297,428

		17,231,528

Semiconductors & Semiconductor Equipment 0.6%
Broadcom Corp., 3.50%, 1/15/2028	7,100,000	6,308,101

Software 0.3%
Change Healthcare Holdings LLC, 5.75%, 3/1/2025(a)	70,000	67,025
Citrix Systems, Inc., 4.50%, 12/1/2027	4,000,000	3,835,608

		3,902,633

Specialty Retail 2.6%
Advance Auto Parts, Inc., 4.50%, 12/1/2023	4,085,000	4,184,931
Best Buy Co., Inc., 4.45%, 10/1/2028	4,250,000	4,043,481
Foot Locker, Inc., 8.50%, 1/15/2022	8,415,000	9,130,275
L Brands, Inc., 6.69%, 1/15/2027	1,800,000	1,710,000
6.95%, 3/1/2033	5,800,000	4,669,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Specialty Retail (continued)
Rent-A-Center, Inc., 6.63%, 11/15/2020	$6,015,000	$5,969,888

		29,707,575

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc., 2.85%, 5/11/2024	4,501,000	4,482,891
Dell International LLC, 7.13%, 6/15/2024(a)	100,000	105,506
6.02%, 6/15/2026(a)	75,000	78,447
8.10%, 7/15/2036(a)	5,941,000	6,842,237
Seagate HDD Cayman, 4.25%, 3/1/2022	3,000,000	2,967,939
Xerox Corp., 3.62%, 3/15/2023	2,000,000	1,905,000

		16,382,020

Textiles, Apparel & Luxury Goods 1.1%
Michael Kors USA, Inc., 4.00%, 11/1/2024(a)	7,000,000	6,565,954
Tapestry, Inc., 4.13%, 7/15/2027	5,820,000	5,462,675

		12,028,629

Thrifts & Mortgage Finance 0.0%†
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025(a)	115,000	106,662
Provident Funding Associates LP, 6.38%, 6/15/2025(a)	155,000	136,788

		243,450

Tobacco 0.8%
Altria Group, Inc., 4.50%, 5/2/2043	5,735,000	4,836,259
Vector Group Ltd., 6.13%, 2/1/2025(a)	5,000,000	4,381,250

		9,217,509

Trading Companies & Distributors 1.6%
Air Lease Corp., 3.25%, 3/1/2025	7,200,000	6,731,636
Aircastle Ltd., 4.40%, 9/25/2023	3,000,000	2,970,290
Beacon Roofing Supply, Inc., 6.38%, 10/1/2023	60,000	61,799
4.88%, 11/1/2025(a)	2,000,000	1,862,500
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/2022(a)	4,000,000	4,012,440
United Rentals North America, Inc., 4.63%, 7/15/2023	2,000,000	2,023,100

		17,661,765

Wireless Telecommunication Services 0.5%
Crown Castle Towers LLC, 4.24%, 7/15/2028(a)	5,000,000	5,013,338
Sprint Corp., 7.25%, 9/15/2021	75,000	78,750
7.88%, 9/15/2023	250,000	265,625
7.63%, 2/15/2025	125,000	130,663

		5,488,376

Total Corporate Bonds (cost $654,011,371)		638,777,519

Mortgage-Backed Securities 20.9%

	Principal Amount	Value
FHLMC Gold Pool
Pool# J14732 4.00%, 3/1/2026	35	36
Pool# C91768 3.50%, 7/1/2034	6,176,421	6,302,781
Pool# G30692 3.50%, 8/1/2034	7,315,444	7,465,034
Pool# G30782 3.50%, 2/1/2035	2,291,984	2,338,896
Pool# C91846 3.00%, 9/1/2035	2,174,972	2,181,157
Pool# C91859 3.50%, 12/1/2035	2,282,809	2,318,265
Pool# C91868 3.50%, 4/1/2036	5,599,552	5,686,534
Pool# A95406 4.00%, 12/1/2040	1,112,248	1,149,576
Pool# Q06025 4.00%, 2/1/2042	1,535,462	1,588,413
Pool# Q10392 3.50%, 8/1/2042	3,370,004	3,415,140
Pool# G08541 3.50%, 8/1/2043	4,902,309	4,967,200
Pool# G08554 3.50%, 10/1/2043	2,811,082	2,848,149
Pool# G08588 4.00%, 5/1/2044	2,468,833	2,537,948
Pool# C09071 4.00%, 2/1/2045	4,337,668	4,458,678
Pool# G08702 3.50%, 4/1/2046	13,787,470	13,910,978
Pool# G08721 3.00%, 9/1/2046	8,209,849	8,072,995
Pool# G08726 3.00%, 10/1/2046	12,021,906	11,821,508
Pool# Q46283 4.00%, 2/1/2047	7,755,854	7,956,798
Pool# G08758 4.00%, 4/1/2047	11,996,513	12,319,260
Pool# G08793 4.00%, 12/1/2047	11,336,621	11,639,439
FNMA Pool
Pool# MA0848 3.50%, 9/1/2026	4,021,770	4,097,492
Pool# AL4235 3.50%, 1/1/2027	4,894,708	4,986,865
Pool# AL4180 3.50%, 9/1/2028	2,356,876	2,401,252
Pool# MA2124 3.00%, 12/1/2029	1,170,731	1,173,097
Pool# AL6591 3.00%, 9/1/2033	5,537,200	5,550,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# MA1608 3.50%, 10/1/2033	$7,003,861	$7,143,046
Pool# MA2610 3.00%, 5/1/2036	9,341,709	9,311,793
Pool# AE0311 3.50%, 8/1/2040	5,841,048	5,906,737
Pool# AB1845 4.00%, 11/1/2040	6,329,290	6,533,946
Pool# AH0315 4.00%, 12/1/2040	8,778,222	9,062,057
Pool# AJ9278 3.50%, 12/1/2041	6,290,764	6,363,515
Pool# AW8165 4.00%, 1/1/2042	4,644,837	4,794,946
Pool# AJ8414 4.00%, 2/1/2042	3,546,793	3,661,461
Pool# AB4696 4.00%, 3/1/2042	2,149,657	2,224,474
Pool# AU2592 3.50%, 8/1/2043	3,410,228	3,449,664
Pool# AX4312 3.50%, 2/1/2045	3,268,906	3,302,669
Pool# AZ7353 3.50%, 11/1/2045	5,217,615	5,265,854
Pool# AS6408 3.50%, 1/1/2046	8,082,488	8,153,461
Pool# AL8289 2.42%, 4/1/2046(b)	11,432,968	11,452,666
Pool# MA3058 4.00%, 7/1/2047	10,381,802	10,656,796
Pool# BN4180 4.00%, 12/1/2048	8,895,909	9,108,430

Total Mortgage-Backed Securities (cost $240,551,048)		237,579,273

U.S. Treasury Obligations 18.9%

	Principal Amount	Value
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022(l)	11,000,000	11,159,344
0.38%, 7/15/2027(l)	5,000,000	5,000,253
U.S. Treasury Notes 1.63%, 3/15/2020	5,000,000	4,949,414
1.50%, 5/31/2020	10,000,000	9,869,531
2.63%, 8/15/2020	10,000,000	10,018,359
1.38%, 8/31/2020	17,500,000	17,197,168
2.38%, 12/31/2020	20,000,000	19,963,281
2.00%, 8/31/2021	20,000,000	19,773,438
2.00%, 12/31/2021	26,620,000	26,302,848
2.00%, 10/31/2022	10,000,000	9,843,750
2.38%, 1/31/2023	5,000,000	4,988,086
1.75%, 5/15/2023	9,000,000	8,745,117
2.88%, 11/30/2023	9,000,000	9,180,000
2.75%, 2/15/2024	7,500,000	7,604,004
2.38%, 8/15/2024	9,500,000	9,450,645
2.75%, 2/28/2025	7,825,000	7,936,262
3.00%, 9/30/2025	15,000,000	15,442,383
2.63%, 12/31/2025	4,650,000	4,680,334
2.38%, 5/15/2027	10,000,000	9,845,312
2.88%, 5/15/2028	2,425,000	2,473,784

Total U.S. Treasury Obligations (cost $214,300,940)		214,423,313

Preferred Stocks 0.9%

	Shares	Value
Consumer Finance 0.0%†
SquareTwo Financial Corp., 0.00%*(g)(h)(i)(j)(m)	355	0

Insurance 0.5%
Enstar Group Ltd., 7.00%, 3/1/2024*(m)	140,000	3,605,000
Maiden Holdings North America Ltd., 7.75%, 12/1/2043(m)	75,000	1,372,500
PartnerRe Ltd., 7.25%, 4/29/2021(m)	31,383	852,676

		5,830,176

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 7/27/2027(e)(m)	180,000	4,478,400

Thrifts & Mortgage Finance 0.0%†
FHLMC, (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.38%, 12/31/2022*(e)(m)	35,000	311,500

Total Preferred Stocks (cost $11,567,324)		10,620,076

Short-Term Investments 0.4%

	Shares	Value
Money Market Fund 0.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(n)(o)	527,981	527,981

	Principal Amount	Value
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 2.36%, 2/28/2019	$4,000,000	3,992,910

Total Short-Term Investments (cost $4,520,931)		4,520,891

Repurchase Agreements 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp. 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $5,249,737, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $5,380,448.(o)	5,249,361	5,249,361

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value
Royal Bank of Canada 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $137,225, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $139,960.(o)	$137,215	$137,215

Total Repurchase Agreements (cost $5,386,576)		5,386,576

Total Investments (cost $1,160,125,405) — 100.5%		1,140,929,892
Liabilities in excess of other assets — (0.5)%		(5,173,847)

NET ASSETS — 100.0%		$1,135,756,045

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $147,023,773 which represents 12.95% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the blend rate.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(g)	Fair valued security.
(h)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(i)	Value determined using significant unobservable inputs.
(j)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(k)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $5,703,017, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $527,981 and $5,386,576, respectively, a total value of $5,914,557.

(l)	Principal amounts are not adjusted for inflation.
(m)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2019.

(n)	Represents 7-day effective yield as of January 31, 2019.
(o)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $5,914,557.
†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$5,923,245	$—	$5,923,245
Collateralized Mortgage Obligations	—	15,059,741	—	15,059,741
Commercial Mortgage-Backed Security	—	8,639,258	—	8,639,258
Corporate Bonds
Aerospace & Defense	—	13,182,446	—	13,182,446
Air Freight & Logistics	—	10,879,903	—	10,879,903
Airlines	—	1,402,250	—	1,402,250
Auto Components	—	15,222,939	—	15,222,939
Banks	—	55,267,461	—	55,267,461
Biotechnology	—	16,445,565	—	16,445,565
Building Products	—	1,242,736	—	1,242,736
Capital Markets	—	33,189,727	—	33,189,727
Chemicals	—	21,433,577	—	21,433,577
Commercial Services & Supplies	—	15,582,669	—	15,582,669
Communications Equipment	—	122,525	—	122,525
Construction & Engineering	—	280,994	—	280,994
Consumer Finance	—	9,776,699	—	9,776,699
Containers & Packaging	—	5,403,857	—	5,403,857
Distributors	—	2,196,450	—	2,196,450
Diversified Consumer Services	—	4,572,683	—	4,572,683
Diversified Financial Services	—	13,617,478	—	13,617,478
Diversified Telecommunication Services	—	4,435,783	—	4,435,783
Electric Utilities	—	3,721,934	—	3,721,934
Electrical Equipment	—	1,961,132	—	1,961,132
Electronic Equipment, Instruments & Components	—	11,190,613	—	11,190,613
Energy Equipment & Services	—	2,976,735	—	2,976,735
Entertainment	—	119,860	—	119,860
Equity Real Estate Investment Trusts (REITs)	—	3,168,001	—	3,168,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Food & Staples Retailing	$—	$12,467,855	$—	$12,467,855
Food Products	—	4,763,130	—	4,763,130
Health Care Equipment & Supplies	—	144,611	—	144,611
Health Care Providers & Services	—	14,396,768	—	14,396,768
Hotels, Restaurants & Leisure	—	24,309,043	—	24,309,043
Household Durables	—	6,392,368	—	6,392,368
Household Products	—	3,777,115	—	3,777,115
Independent Power and Renewable Electricity Producers	—	387,038	—	387,038
Industrial Conglomerates	—	10,397,801	—	10,397,801
Insurance	—	32,164,187	—	32,164,187
Interactive Media & Services	—	972,661	—	972,661
Internet & Direct Marketing Retail	—	15,625,514	—	15,625,514
IT Services	—	218,290	—	218,290
Machinery	—	9,931,973	—	9,931,973
Media	—	10,279,353	—	10,279,353
Metals & Mining	—	5,123,300	—	5,123,300
Multiline Retail	—	4,714,411	—	4,714,411
Multi-Utilities	—	5,937,374	—	5,937,374
Oil, Gas & Consumable Fuels	—	86,577,157	—	86,577,157
Paper & Forest Products	—	6,156,312	—	6,156,312
Pharmaceuticals	—	9,194,873	—	9,194,873
Real Estate Management & Development	—	9,280,782	—	9,280,782
Road & Rail	—	17,231,528	—	17,231,528
Semiconductors & Semiconductor Equipment	—	6,308,101	—	6,308,101
Software	—	3,902,633	—	3,902,633
Specialty Retail	—	29,707,575	—	29,707,575
Technology Hardware, Storage & Peripherals	—	16,382,020	—	16,382,020
Textiles, Apparel & Luxury Goods	—	12,028,629	—	12,028,629
Thrifts & Mortgage Finance	—	243,450	—	243,450
Tobacco	—	9,217,509	—	9,217,509
Trading Companies & Distributors	—	17,661,765	—	17,661,765
Wireless Telecommunication Services	—	5,488,376	—	5,488,376

Total Corporate Bonds	$—	$638,777,519	$—	$638,777,519

Mortgage-Backed Securities	—	237,579,273	—	237,579,273
Preferred Stocks
Consumer Finance	—	—	—	—
Insurance	5,830,176	—	—	5,830,176
Mortgage Real Estate Investment Trusts (REITs)	4,478,400	—	—	4,478,400
Thrifts & Mortgage Finance	311,500	—	—	311,500

Total Preferred Stocks	$10,620,076	$—	$—	$10,620,076

Repurchase Agreements	—	5,386,576	—	5,386,576
Short-Term Investments	527,981	3,992,910	—	4,520,891
U.S. Treasury Obligations	—	214,423,313	—	214,423,313

Total	$11,148,057	$1,129,781,835	$—	$1,140,929,892

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

During the period ended January 31, 2019, the Fund held one preferred stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 10/31/2018	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Purchases	—	—
Change in Unrealized Appreciation/Depreciation	(11,772)	(11,772)
Sales	—	—
Transfers Into Level 3	11,772	11,772
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2019	$(11,772)	$(11,772)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 77.5%

	Shares	Value
Alternative Assets 5.4%
Nationwide Amundi Strategic Income Fund, Class R6(a)	96,018	$966,903

Total Alternative Assets (cost $999,644)		966,903

Equity Funds 43.2%
Nationwide International Index Fund, Class R6(a)	282,119	2,079,217
Nationwide Mid Cap Market Index Fund, Class R6(a)	35,488	515,286
Nationwide Multi-Cap Portfolio, Class R6(a)	301,289	3,097,254
Nationwide S&P 500 Index Fund, Class R6(a)	136,303	1,932,775
Nationwide Small Cap Index Fund, Class R6(a)	9,706	93,376

Total Equity Funds (cost $8,089,867)		7,717,908

Fixed Income Funds 28.9%
Nationwide Bond Index Fund, Class R6(a)	227,329	2,448,331
Nationwide Core Plus Bond Fund, Class R6(a)	159,701	1,582,639
Nationwide Inflation-Protected Securities Fund, Class R6(a)	118,468	1,137,293

Total Fixed Income Funds (cost $5,264,527)		5,168,263

Total Investment Companies (cost $14,354,038)		13,853,074

Exchange Traded Fund 1.1%

	Shares	Value
Equity Fund 1.1%
iShares Core MSCI Emerging Markets ETF	3,622	187,185

Total Exchange Traded Fund (cost $210,151)		187,185

Investment Contract 18.4%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$3,298,225	3,298,225

Total Investment Contract (cost $3,298,225)		3,298,225

Total Investments (cost $17,862,414) — 97.0%		17,338,484
Other assets in excess of liabilities — 3.0%		543,175

NET ASSETS — 100.0%		$17,881,659

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$187,185	$—	$—	$187,185
Investment Companies	13,853,074	—	—	13,853,074
Investment Contract	—	—	3,298,225	3,298,225

Total	$14,040,259	$—	$3,298,225	$17,338,484

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$3,514,732	$3,514,732
Purchases*	177,571	177,571
Sales	(394,078)	(394,078)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$3,298,225	$3,298,225

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 79.2%

	Shares	Value
Alternative Assets 5.4%
Nationwide Amundi Strategic Income Fund, Class R6(a)	365,885	$3,684,460

Total Alternative Assets (cost $3,814,580)		3,684,460

Equity Funds 48.0%
Nationwide International Index Fund, Class R6(a)	1,401,690	10,330,458
Nationwide Mid Cap Market Index Fund, Class R6(a)	147,233	2,137,821
Nationwide Multi-Cap Portfolio, Class R6(a)	1,183,216	12,163,460
Nationwide S&P 500 Index Fund, Class R6(a)	544,582	7,722,169
Nationwide Small Cap Index Fund, Class R6(a)	54,797	527,146

Total Equity Funds (cost $34,109,047)		32,881,054

Fixed Income Funds 25.8%
Nationwide Bond Index Fund, Class R6(a)	711,902	7,667,189
Nationwide Core Plus Bond Fund, Class R6(a)	608,532	6,030,551
Nationwide Inflation-Protected Securities Fund, Class R6(a)	417,034	4,003,531

Total Fixed Income Funds (cost $18,039,827)		17,701,271

Total Investment Companies (cost $55,963,454)		54,266,785

Exchange Traded Fund 2.1%

	Shares	Value
Equity Fund 2.1%
iShares Core MSCI Emerging Markets ETF	28,050	1,449,624

Total Exchange Traded Fund (cost $1,483,490)		1,449,624

Investment Contract 15.5%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$10,583,735	10,583,735

Total Investment Contract (cost $10,583,735)		10,583,735

Total Investments (cost $68,030,679) — 96.8%		66,300,144
Other assets in excess of liabilities — 3.2%		2,180,106

NET ASSETS — 100.0%		$68,480,250

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$1,449,624	$—	$—	$1,449,624
Investment Companies	54,266,785	—	—	54,266,785
Investment Contract	—	—	10,583,735	10,583,735

Total	$55,716,409	$—	$10,583,735	$66,300,144

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$11,372,582	$11,372,582
Purchases*	276,225	276,225
Sales	(1,065,072)	(1,065,072)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$10,583,735	$10,583,735

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 84.7%

	Shares	Value
Alternative Assets 3.9%
Nationwide Amundi Strategic Income Fund, Class R6(a)	798,063	$8,036,497

Total Alternative Assets (cost $8,321,304)		8,036,497

Equity Funds 55.0%
Nationwide International Index Fund, Class R6(a)	4,767,431	35,135,970
Nationwide Mid Cap Market Index Fund, Class R6(a)	552,920	8,028,392
Nationwide Multi-Cap Portfolio, Class R6(a)	4,061,134	41,748,454
Nationwide S&P 500 Index Fund, Class R6(a)	1,856,989	26,332,107
Nationwide Small Cap Index Fund, Class R6(a)	219,952	2,115,937

Total Equity Funds (cost $118,107,151)		113,360,860

Fixed Income Funds 25.8%
Nationwide Bond Index Fund, Class R6(a)	2,600,275	28,004,959
Nationwide Core Plus Bond Fund, Class R6(a)	1,622,001	16,074,028
Nationwide Inflation-Protected Securities Fund, Class R6(a)	937,453	8,999,551

Total Fixed Income Funds (cost $54,249,500)		53,078,538

Total Investment Companies (cost $180,677,955)		174,475,895

Exchange Traded Fund 2.6%

	Shares	Value
Equity Fund 2.6%
iShares Core MSCI Emerging Markets ETF	104,485	5,399,785

Total Exchange Traded Fund (cost $5,620,952)		5,399,785

Investment Contract 10.6%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$21,830,555	21,830,555

Total Investment Contract (cost $21,830,555)		21,830,555

Total Investments (cost $208,129,462) — 97.9%		201,706,235
Other assets in excess of liabilities — 2.1%		4,247,290

NET ASSETS — 100.0%		$205,953,525

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$5,399,785	$—	$—	$5,399,785
Investment Companies	174,475,895	—	—	174,475,895
Investment Contract	—	—	21,830,555	21,830,555

Total	$179,875,680	$—	$21,830,555	$201,706,235

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$23,680,455	$23,680,455
Purchases*	393,050	393,050
Sales	(2,242,950)	(2,242,950)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$21,830,555	$21,830,555

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 85.2%

	Shares	Value
Alternative Assets 3.4%
Nationwide Amundi Strategic Income Fund, Class R6(a)	969,995	$9,767,847

Total Alternative Assets (cost $10,103,948)		9,767,847

Equity Funds 61.4%
Nationwide International Index Fund, Class R6(a)	7,397,046	54,516,231
Nationwide Mid Cap Market Index Fund, Class R6(a)	817,450	11,869,376
Nationwide Multi-Cap Portfolio, Class R6(a)	6,279,937	64,557,749
Nationwide S&P 500 Index Fund, Class R6(a)	2,783,922	39,476,013
Nationwide Small Cap Index Fund, Class R6(a)	610,567	5,873,651

Total Equity Funds (cost $184,269,191)		176,293,020

Fixed Income Funds 20.4%
Nationwide Bond Index Fund, Class R6(a)	3,094,215	33,324,694
Nationwide Core Plus Bond Fund, Class R6(a)	1,971,459	19,537,154
Nationwide Inflation-Protected Securities Fund, Class R6(a)	578,351	5,552,172

Total Fixed Income Funds (cost $59,675,860)		58,414,020

Total Investment Companies (cost $254,048,999)		244,474,887

Exchange Traded Fund 4.1%

	Shares	Value
Equity Fund 4.1%
iShares Core MSCI Emerging Markets ETF	230,904	11,933,119

Total Exchange Traded Fund (cost $12,516,030)		11,933,119

Investment Contract 8.2%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$23,436,310	23,436,310

Total Investment Contract (cost $23,436,310)		23,436,310

Total Investments (cost $290,001,339) — 97.5%		279,844,316
Other assets in excess of liabilities — 2.5%		7,210,245

NET ASSETS — 100.0%		$287,054,561

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$11,933,119	$—	$—	$11,933,119
Investment Companies	244,474,887	—	—	244,474,887
Investment Contract	—	—	23,436,310	23,436,310

Total	$256,408,006	$—	$23,436,310	$279,844,316

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$25,371,866	$25,371,866
Purchases*	522,603	522,603
Sales	(2,458,159)	(2,458,159)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$23,436,310	$23,436,310

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 90.0%

	Shares	Value
Alternative Assets 2.4%
Nationwide Amundi Strategic Income Fund, Class R6(a)	697,397	$7,022,790

Total Alternative Assets (cost $7,261,509)		7,022,790

Equity Funds 68.3%
Nationwide International Index Fund, Class R6(a)	8,032,800	59,201,735
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,029,203	14,944,026
Nationwide Multi-Cap Portfolio, Class R6(a)	7,041,049	72,381,980
Nationwide S&P 500 Index Fund, Class R6(a)	3,164,697	44,875,397
Nationwide Small Cap Index Fund, Class R6(a)	691,856	6,655,650

Total Equity Funds (cost $207,860,658)		198,058,788

Fixed Income Funds 19.3%
Nationwide Bond Index Fund, Class R6(a)	3,373,659	36,334,307
Nationwide Core Plus Bond Fund, Class R6(a)	1,700,904	16,855,957
Nationwide Inflation-Protected Securities Fund, Class R6(a)	291,277	2,796,258

Total Fixed Income Funds (cost $57,099,664)		55,986,522

Total Investment Companies (cost $272,221,831)		261,068,100

Exchange Traded Funds 6.2%

	Shares	Value
Equity Fund 5.7%
iShares Core MSCI Emerging Markets ETF	318,737	16,472,328

Fixed Income Fund 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	16,695	1,420,912

Total Exchange Traded Funds (cost $19,075,673)		17,893,240

Investment Contract 3.8%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$11,099,391	11,099,391

Total Investment Contract (cost $11,099,391)		11,099,391

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(f)(g)	127,977	$127,977

Total Short-Term Investment (cost $127,977)		127,977

Repurchase Agreements 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $1,272,485, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $1,304,168.(g)	$1,272,393	1,272,393
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $33,262, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $33,925.(g)	33,260	33,260

Total Repurchase Agreements (cost $1,305,653)		1,305,653

Total Investments (cost $303,830,525) — 100.5%		291,494,361
Liabilities in excess of other assets — (0.5)%		(1,496,550)

NET ASSETS — 100.0%		$289,997,811

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,406,528, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $127,977 and $1,305,653, respectively, a total value of $1,433,630.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $1,433,630.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,893,240	$—	$—	$17,893,240
Investment Companies	261,068,100	—	—	261,068,100
Investment Contract	—	—	11,099,391	11,099,391
Repurchase Agreements	—	1,305,653	—	1,305,653
Short-Term Investment	127,977	—	—	127,977

Total	$279,089,317	$1,305,653	$11,099,391	$291,494,361

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$12,145,531	$12,145,531
Purchases*	214,901	214,901
Sales	(1,261,041)	(1,261,041)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$11,099,391	$11,099,391

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 89.5%

	Shares	Value
Alternative Assets 2.4%
Nationwide Amundi Strategic Income Fund, Class R6(a)	598,919	$6,031,110

Total Alternative Assets (cost $6,233,028)		6,031,110

Equity Funds 74.1%
Nationwide International Index Fund, Class R6(a)	7,234,316	53,316,912
Nationwide Mid Cap Market Index Fund, Class R6(a)	971,973	14,113,055
Nationwide Multi-Cap Portfolio, Class R6(a)	6,600,788	67,856,099
Nationwide S&P 500 Index Fund, Class R6(a)	3,029,146	42,953,290
Nationwide Small Cap Index Fund, Class R6(a)	726,038	6,984,488

Total Equity Funds (cost $194,408,289)		185,223,844

Fixed Income Funds 13.0%
Nationwide Bond Index Fund, Class R6(a)	2,340,197	25,203,919
Nationwide Core Plus Bond Fund, Class R6(a)	730,372	7,237,984

Total Fixed Income Funds (cost $33,074,529)		32,441,903

Total Investment Companies (cost $233,715,846)		223,696,857

Exchange Traded Funds 7.6%

	Shares	Value
Equity Fund 6.6%
iShares Core MSCI Emerging Markets ETF	321,985	16,640,185

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	28,545	2,429,465

Total Exchange Traded Funds (cost $20,329,571)		19,069,650

Investment Contract 2.9%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$7,149,425	7,149,425

Total Investment Contract (cost $7,149,425)		7,149,425

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(f)(g)	218,838	$218,838

Total Short-Term Investment (cost $218,838)		218,838

Repurchase Agreements 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $2,175,913, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $2,230,090.(g)	$2,175,757	2,175,757
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $56,877, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $58,010.(g)	56,873	56,873

Total Repurchase Agreements (cost $2,232,630)		2,232,630

Total Investments (cost $263,646,310) — 101.0%		252,367,400
Liabilities in excess of other assets — (1.0)%		(2,525,772)

NET ASSETS — 100.0%		$249,841,628

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,405,123, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $218,838 and $2,232,630, respectively, a total value of $2,451,468.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $2,451,468.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,069,650	$—	$—	$19,069,650
Investment Companies	223,696,857	—	—	223,696,857
Investment Contract	—	—	7,149,425	7,149,425
Repurchase Agreements	—	2,232,630	—	2,232,630
Short-Term Investment	218,838	—	—	218,838

Total	$242,985,345	$2,232,630	$7,149,425	$252,367,400

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$7,939,336	$7,939,336
Purchases*	223,238	223,238
Sales	(1,013,149)	(1,013,149)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$7,149,425	$7,149,425

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 89.5%

	Shares	Value
Equity Funds 79.9%
Nationwide International Index Fund, Class R6(a)	5,934,626	$43,738,193
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,014,873	14,735,951
Nationwide Multi-Cap Portfolio, Class R6(a)	6,022,462	61,910,910
Nationwide S&P 500 Index Fund, Class R6(a)	2,704,318	38,347,227
Nationwide Small Cap Index Fund, Class R6(a)	595,618	5,729,841

Total Equity Funds (cost $172,528,354)		164,462,122

Fixed Income Funds 9.6%
Nationwide Bond Index Fund, Class R6(a)	1,279,839	13,783,863
Nationwide Core Plus Bond Fund, Class R6(a)	599,154	5,937,618

Total Fixed Income Funds (cost $20,076,319)		19,721,481

Total Investment Companies (cost $192,604,673)		184,183,603

Exchange Traded Funds 8.6%

	Shares	Value
Equity Fund 6.6%
iShares Core MSCI Emerging Markets ETF	264,119	13,649,671

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	46,831	3,985,786

Total Exchange Traded Funds (cost $18,704,375)		17,635,457

Investment Contract 1.9%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(c)(d)(e)	$3,909,902	3,909,902

Total Investment Contract (cost $3,909,902)		3,909,902

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(f)(g)	359,028	359,028

Total Short-Term Investment (cost $359,028)		359,028

Repurchase Agreements 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $3,569,825, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $3,658,709.(g)	$3,569,569	3,569,569
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $93,313, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $95,173.(g)	93,306	93,306

Total Repurchase Agreements (cost $3,662,875)		3,662,875

Total Investments (cost $219,240,853) — 102.0%		209,750,865
Liabilities in excess of other assets — (2.0)%		(4,057,826)

NET ASSETS — 100.0%		$205,693,039

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $3,945,870, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $359,028 and $3,662,875, respectively, a total value of $4,021,903.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Value determined using significant unobservable inputs.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $4,021,903.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,635,457	$—	$—	$17,635,457
Investment Companies	184,183,603	—	—	184,183,603
Investment Contract	—	—	3,909,902	3,909,902
Repurchase Agreements	—	3,662,875	—	3,662,875
Short-Term Investment	359,028	—	—	359,028

Total	$202,178,088	$3,662,875	$3,909,902	$209,750,865

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$4,283,686	$4,283,686
Purchases*	137,388	137,388
Sales	(511,172)	(511,172)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$3,909,902	$3,909,902

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 90.9%

	Shares	Value
Equity Funds 82.3%
Nationwide International Index Fund, Class R6(a)	4,759,197	$35,075,281
Nationwide Mid Cap Market Index Fund, Class R6(a)	767,047	11,137,524
Nationwide Multi-Cap Portfolio, Class R6(a)	4,958,089	50,969,150
Nationwide S&P 500 Index Fund, Class R6(a)	2,176,756	30,866,404
Nationwide Small Cap Index Fund, Class R6(a)	509,266	4,899,135

Total Equity Funds (cost $139,034,079)		132,947,494

Fixed Income Funds 8.6%
Nationwide Bond Index Fund, Class R6(a)	1,002,923	10,801,484
Nationwide Core Plus Bond Fund, Class R6(a)	313,017	3,102,003

Total Fixed Income Funds (cost $14,168,533)		13,903,487

Total Investment Companies (cost $153,202,612)		146,850,981

Exchange Traded Funds 9.1%

	Shares	Value
Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	224,192	11,586,243

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	36,914	3,141,750

Total Exchange Traded Funds (cost $15,594,939)		14,727,993

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(c)(d)	282,997	282,997

Total Short-Term Investment (cost $282,997)		282,997

Repurchase Agreements 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $2,813,850, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $2,883,910.(d)	$2,813,648	2,813,648
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $73,552, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $75,018.(d)	73,547	73,547

Total Repurchase Agreements (cost $2,887,195)		2,887,195

Total Investments (cost $171,967,743) — 102.0%		164,749,166
Liabilities in excess of other assets — (2.0)%		(3,172,227)

NET ASSETS — 100.0%		$161,576,939

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $3,110,260, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $282,997 and $2,887,195, respectively, a total value of $3,170,192.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $3,170,192.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,727,993	$—	$—	$14,727,993
Investment Companies	146,850,981	—	—	146,850,981
Repurchase Agreements	—	2,887,195	—	2,887,195
Short-Term Investment	282,997	—	—	282,997

Total	$161,861,971	$2,887,195	$—	$164,749,166

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 90.9%

	Shares	Value
Equity Funds 84.2%
Nationwide International Index Fund, Class R6(a)	3,985,507	$29,373,183
Nationwide Mid Cap Market Index Fund, Class R6(a)	721,060	10,469,792
Nationwide Multi-Cap Portfolio, Class R6(a)	4,091,987	42,065,622
Nationwide S&P 500 Index Fund, Class R6(a)	1,805,723	25,605,157
Nationwide Small Cap Index Fund, Class R6(a)	416,973	4,011,276

Total Equity Funds (cost $117,033,072)		111,525,030

Fixed Income Funds 6.7%
Nationwide Bond Index Fund, Class R6(a)	703,945	7,581,489
Nationwide Core Plus Bond Fund, Class R6(a)	128,161	1,270,079

Total Fixed Income Funds (cost $9,020,731)		8,851,568

Total Investment Companies (cost $126,053,803)		120,376,598

Exchange Traded Funds 9.1%

	Shares	Value
Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	182,883	9,451,394

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	30,107	2,562,407

Total Exchange Traded Funds (cost $12,716,861)		12,013,801

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(c)(d)	230,810	230,810

Total Short-Term Investment (cost $230,810)		230,810

Repurchase Agreements 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $2,294,954, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $2,352,095.(d)	$2,294,789	2,294,789
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $59,989, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $61,184.(d)	59,984	59,984

Total Repurchase Agreements (cost $2,354,773)		2,354,773

Total Investments (cost $141,356,247) — 102.0%		134,975,982
Liabilities in excess of other assets — (2.0)%		(2,600,946)

NET ASSETS — 100.0%		$132,375,036

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,536,704, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $230,810 and $2,354,773, respectively, a total value of $2,585,583.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $2,585,583.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$12,013,801	$—	$—	$12,013,801
Investment Companies	120,376,598	—	—	120,376,598
Repurchase Agreements	—	2,354,773	—	2,354,773
Short-Term Investment	230,810	—	—	230,810

Total	$132,621,209	$2,354,773	$—	$134,975,982

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 91.7%

	Shares	Value
Equity Funds 86.0%
Nationwide International Index Fund, Class R6(a)	2,276,456	$16,777,481
Nationwide Mid Cap Market Index Fund, Class R6(a)	415,806	6,037,505
Nationwide Multi-Cap Portfolio, Class R6(a)	2,340,716	24,062,563
Nationwide S&P 500 Index Fund, Class R6(a)	1,022,026	14,492,331
Nationwide Small Cap Index Fund, Class R6(a)	252,370	2,427,803

Total Equity Funds (cost $66,862,792)		63,797,683

Fixed Income Funds 5.7%
Nationwide Bond Index Fund, Class R6(a)	327,851	3,530,952
Nationwide Core Plus Bond Fund, Class R6(a)	71,625	709,801

Total Fixed Income Funds (cost $4,310,058)		4,240,753

Total Investment Companies (cost $71,172,850)		68,038,436

Exchange Traded Funds 8.0%

	Shares	Value
Equity Fund 7.1%
iShares Core MSCI Emerging Markets ETF	101,283	5,234,305

Fixed Income Fund 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	8,339	709,732

Total Exchange Traded Funds (cost $6,316,390)		5,944,037

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(c)(d)	63,927	63,927

Total Short-Term Investment (cost $63,927)		63,927

Repurchase Agreements 0.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $635,626, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $651,452.(d)	$635,581	635,581
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $16,615, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $16,946.(d)	16,614	16,614

Total Repurchase Agreements (cost $652,195)		652,195

Total Investments (cost $78,205,362) — 100.7%		74,698,595
Liabilities in excess of other assets — (0.7)%		(539,606)

NET ASSETS — 100.0%		$74,158,989

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $702,583, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $63,927 and $652,195, respectively, a total value of $716,122.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $716,122.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,944,037	$—	$—	$5,944,037
Investment Companies	68,038,436	—	—	68,038,436
Repurchase Agreements	—	652,195	—	652,195
Short-Term Investment	63,927	—	—	63,927

Total	$74,046,400	$652,195	$—	$74,698,595

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 92.0%

	Shares	Value
Equity Funds 86.3%
Nationwide International Index Fund, Class R6(a)	579,014	$4,267,330
Nationwide Mid Cap Market Index Fund, Class R6(a)	105,771	1,535,802
Nationwide Multi-Cap Portfolio, Class R6(a)	595,380	6,120,506
Nationwide S&P 500 Index Fund, Class R6(a)	259,959	3,686,222
Nationwide Small Cap Index Fund, Class R6(a)	64,192	617,529

Total Equity Funds (cost $17,162,033)		16,227,389

Fixed Income Funds 5.7%
Nationwide Bond Index Fund, Class R6(a)	83,374	897,940
Nationwide Core Plus Bond Fund, Class R6(a)	18,215	180,510

Total Fixed Income Funds (cost $1,086,859)		1,078,450

Total Investment Companies (cost $18,248,892)		17,305,839

Exchange Traded Funds 8.0%

	Shares	Value
Equity Fund 7.1%
iShares Core MSCI Emerging Markets ETF	25,710	1,328,694

Fixed Income Fund 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	1,969	167,581

Total Exchange Traded Funds (cost $1,579,262)		1,496,275

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(c)(d)	15,093	15,093

Total Short-Term Investment (cost $15,093)		15,093

Repurchase Agreements 0.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $150,071, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $153,807.(d)	$150,060	150,060
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $3,923, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $4,001.(d)	3,922	3,922

Total Repurchase Agreements (cost $153,982)		153,982

Total Investments (cost $19,997,229) — 100.9%		18,971,189
Liabilities in excess of other assets — (0.9)%		(170,897)

NET ASSETS — 100.0%		$18,800,292

(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $165,879, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $15,093 and $153,982, respectively, a total value of $169,075.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $169,075.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,496,275	$—	$—	$1,496,275
Investment Companies	17,305,839	—	—	17,305,839
Repurchase Agreements	—	153,982	—	153,982
Short-Term Investment	15,093	—	—	15,093

Total	$18,817,207	$153,982	$—	$18,971,189

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund

Common Stocks 98.3%

	Shares	Value
Aerospace & Defense 4.9%
United Technologies Corp.	9,796	$1,156,614

Auto Components 3.6%
BorgWarner, Inc.	20,852	852,847

Banks 13.3%
Citigroup, Inc.	31,670	2,041,448
JPMorgan Chase & Co.	10,586	1,095,651

		3,137,099

Beverages 4.0%
PepsiCo, Inc.	8,431	949,921

Consumer Finance 5.6%
Discover Financial Services	19,485	1,315,042

Diversified Financial Services 5.8%
Berkshire Hathaway, Inc., Class B*	6,643	1,365,402

Health Care Equipment & Supplies 7.8%
Abbott Laboratories	25,455	1,857,706

Health Care Providers & Services 4.2%
CVS Health Corp.	15,011	983,971

Household Durables 3.5%
NVR, Inc.*	307	816,620

Household Products 4.1%
Procter & Gamble Co. (The)	10,142	978,399

Insurance 5.9%
MetLife, Inc.	30,448	1,390,560

Interactive Media & Services 10.6%
Alphabet, Inc., Class A*	1,326	1,492,930
Facebook, Inc., Class A*	6,078	1,013,142

		2,506,072

Media 3.2%
Comcast Corp., Class A	20,684	756,414

Oil, Gas & Consumable Fuels 3.4%
Cimarex Energy Co.	10,799	813,597

Pharmaceuticals 4.4%
Pfizer, Inc.	24,567	1,042,869

Software 4.4%
Microsoft Corp.	10,005	1,044,822

Specialty Retail 4.9%
TJX Cos., Inc. (The)	23,544	1,170,843

Tobacco 4.7%
Philip Morris International, Inc.	14,506	1,112,900

Total Investments (cost $23,441,087) — 98.3%		23,251,698
Other assets in excess of liabilities — 1.7%		411,211

NET ASSETS — 100.0%		$23,662,909

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund

Common Stocks 79.1%

	Shares	Value
Aerospace & Defense 2.1%
Arconic, Inc.	3,133	$58,963
Boeing Co. (The)	3,838	1,480,010
General Dynamics Corp.	1,994	341,313
Harris Corp.	836	128,058
Huntington Ingalls Industries, Inc.	298	61,522
L3 Technologies, Inc.	549	108,087
Lockheed Martin Corp.	1,802	522,021
Northrop Grumman Corp.	1,247	343,611
Raytheon Co.	2,043	336,605
Textron, Inc.	1,737	92,461
TransDigm Group, Inc.*	340	132,940
United Technologies Corp.	5,850	690,709

		4,296,300

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	1,027	89,113
Expeditors International of Washington, Inc.	1,288	89,258
FedEx Corp.	1,743	309,504
United Parcel Service, Inc., Class B	5,029	530,057

		1,017,932

Airlines 0.4%
Alaska Air Group, Inc.	909	58,131
American Airlines Group, Inc.	2,872	102,731
Delta Air Lines, Inc.	4,499	222,386
Southwest Airlines Co.	3,681	208,934
United Continental Holdings, Inc.*	1,631	142,337

		734,519

Auto Components 0.1%
Aptiv plc	1,952	154,462
BorgWarner, Inc.	1,536	62,822
Goodyear Tire & Rubber Co. (The)	1,768	37,464

		254,748

Automobiles 0.3%
Ford Motor Co.	28,010	246,488
General Motors Co.	9,395	366,593
Harley-Davidson, Inc.	1,228	45,264

		658,345

Banks 4.6%
Bank of America Corp.	66,106	1,882,038
BB&T Corp.	5,541	270,401
Citigroup, Inc.	17,709	1,141,522
Citizens Financial Group, Inc.	3,386	114,853
Comerica, Inc.	1,267	99,764
Fifth Third Bancorp	4,742	127,180
First Republic Bank	1,185	114,506
Huntington Bancshares, Inc.	8,147	107,866
JPMorgan Chase & Co.	24,069	2,491,141
KeyCorp	7,491	123,377
M&T Bank Corp.	1,026	168,818
People’s United Financial, Inc.	2,505	41,032
PNC Financial Services Group, Inc. (The)	3,328	408,246
Regions Financial Corp.	7,848	119,054
SunTrust Banks, Inc.	3,292	195,611
SVB Financial Group*	390	91,018
US Bancorp	10,985	561,993
Wells Fargo & Co.	30,701	1,501,586
Zions Bancorp NA	1,339	63,723

		9,623,729

Beverages 1.4%
Brown-Forman Corp., Class B	1,178	55,661
Coca-Cola Co. (The)	27,715	1,333,923
Constellation Brands, Inc., Class A	1,200	208,392
Molson Coors Brewing Co., Class B	1,364	90,856
Monster Beverage Corp.*	2,835	162,275
PepsiCo, Inc.	10,212	1,150,586

		3,001,693

Biotechnology 2.0%
AbbVie, Inc.	10,871	872,833
Alexion Pharmaceuticals, Inc.*	1,591	195,629
Amgen, Inc.	4,647	869,500
Biogen, Inc.*	1,467	489,655
Celgene Corp.*	5,039	445,750
Gilead Sciences, Inc.	9,407	658,584
Incyte Corp.*	1,297	104,525
Regeneron Pharmaceuticals, Inc.*	553	237,386
Vertex Pharmaceuticals, Inc.*	1,829	349,175

		4,223,037

Building Products 0.2%
Allegion plc	701	60,188
AO Smith Corp.	1,070	51,210
Fortune Brands Home & Security, Inc.	1,076	48,743
Johnson Controls International plc	6,609	223,186
Masco Corp.	2,289	74,186

		457,513

Capital Markets 2.2%
Affiliated Managers Group, Inc.	400	41,980
Ameriprise Financial, Inc.	1,010	127,866
Bank of New York Mellon Corp. (The)	6,441	336,993
BlackRock, Inc.	880	365,270
Cboe Global Markets, Inc.	829	77,321
Charles Schwab Corp. (The)	8,616	402,970
CME Group, Inc.	2,588	471,741
E*TRADE Financial Corp.	1,813	84,595
Franklin Resources, Inc.	2,114	62,596
Goldman Sachs Group, Inc. (The)	2,519	498,787
Intercontinental Exchange, Inc.	4,105	315,100
Invesco Ltd.	3,029	55,188
Moody’s Corp.	1,191	188,785
Morgan Stanley	9,505	402,062
MSCI, Inc.	657	111,867
Nasdaq, Inc.	861	75,802
Northern Trust Corp.	1,642	145,251
Raymond James Financial, Inc.	957	77,039
S&P Global, Inc.	1,801	345,162
State Street Corp.	2,709	192,068
T. Rowe Price Group, Inc.	1,785	166,826

		4,545,269

Chemicals 1.6%
Air Products & Chemicals, Inc.	1,569	257,928
Albemarle Corp.	751	60,628
Celanese Corp.	966	92,504
CF Industries Holdings, Inc.	1,721	75,122
DowDuPont, Inc.	16,565	891,363
Eastman Chemical Co.	981	79,088
Ecolab, Inc.	1,819	287,711
FMC Corp.	992	79,161
International Flavors & Fragrances, Inc.	710	100,664
Linde plc	3,987	649,921
LyondellBasell Industries NV, Class A	2,280	198,292
Mosaic Co. (The)	2,586	83,476
PPG Industries, Inc.	1,727	182,095
Sherwin-Williams Co. (The)	588	247,854

		3,285,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies 0.3%
Cintas Corp.	612	$114,756
Copart, Inc.*	1,413	71,540
Republic Services, Inc.	1,549	118,824
Rollins, Inc.	991	36,905
Waste Management, Inc.	2,821	269,885

		611,910

Communications Equipment 0.9%
Arista Networks, Inc.*	374	80,328
Cisco Systems, Inc.	32,560	1,539,762
F5 Networks, Inc.*	451	72,589
Juniper Networks, Inc.	2,574	66,770
Motorola Solutions, Inc.	1,196	139,824

		1,899,273

Construction & Engineering 0.1%
Fluor Corp.	1,037	37,923
Jacobs Engineering Group, Inc.	888	57,543
Quanta Services, Inc.	1,103	38,980

		134,446

Construction Materials 0.1%
Martin Marietta Materials, Inc.	464	81,979
Vulcan Materials Co.	975	99,109

		181,088

Consumer Finance 0.5%
American Express Co.	5,064	520,073
Capital One Financial Corp.	3,425	276,021
Discover Financial Services	2,445	165,013
Synchrony Financial	4,854	145,814

		1,106,921

Containers & Packaging 0.2%
Avery Dennison Corp.	649	67,788
Ball Corp.	2,415	126,256
International Paper Co.	2,911	138,069
Packaging Corp. of America	696	65,647
Sealed Air Corp.	1,189	46,965
Westrock Co.	1,891	76,983

		521,708

Distributors 0.1%
Genuine Parts Co.	1,082	108,005
LKQ Corp.*	2,348	61,565

		169,570

Diversified Consumer Services 0.0%†
H&R Block, Inc.	1,543	36,399

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B*	14,107	2,899,553
Jefferies Financial Group, Inc.	1,953	40,642

		2,940,195

Diversified Telecommunication Services 1.6%
AT&T, Inc.	52,652	1,582,719
CenturyLink, Inc.	6,770	103,716
Verizon Communications, Inc.	29,894	1,645,964

		3,332,399

Electric Utilities 1.6%
Alliant Energy Corp.	1,707	75,911
American Electric Power Co., Inc.	3,526	278,977
Duke Energy Corp.	5,192	455,754
Edison International	2,402	136,842
Entergy Corp.	1,333	118,890
Evergy, Inc.	2,000	114,640
Eversource Energy	2,336	162,142
Exelon Corp.	7,049	336,660
FirstEnergy Corp.	3,561	139,591
NextEra Energy, Inc.	3,457	618,734
Pinnacle West Capital Corp.	825	72,699
PPL Corp.	5,154	161,423
Southern Co. (The)	7,442	361,681
Xcel Energy, Inc.	3,772	197,502

		3,231,446

Electrical Equipment 0.4%
AMETEK, Inc.	1,708	124,513
Eaton Corp. plc	3,096	236,070
Emerson Electric Co.	4,500	294,615
Rockwell Automation, Inc.	878	148,839

		804,037

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	2,145	188,588
Corning, Inc.	5,782	192,309
FLIR Systems, Inc.	1,012	49,467
IPG Photonics Corp.*	277	36,841
Keysight Technologies, Inc.*	1,354	100,223
TE Connectivity Ltd.	2,488	201,404

		768,832

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	3,655	86,148
Halliburton Co.	6,289	197,223
Helmerich & Payne, Inc.	802	44,904
National Oilwell Varco, Inc.	2,816	83,016
Schlumberger Ltd.	10,091	446,123
TechnipFMC plc	2,966	68,100

		925,514

Entertainment 1.7%
Activision Blizzard, Inc.	5,463	258,072
Electronic Arts, Inc.*	2,178	200,899
Netflix, Inc.*	3,155	1,071,123
Take-Two Interactive Software, Inc.*	797	84,123
Twenty-First Century Fox, Inc., Class A	7,646	377,024
Twenty-First Century Fox, Inc., Class B	3,473	170,386
Viacom, Inc., Class B	2,603	76,580
Walt Disney Co. (The)	10,770	1,201,070

		3,439,277

Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	781	102,866
American Tower Corp.	3,206	554,125
Apartment Investment & Management Co., Class A	1,160	57,443
AvalonBay Communities, Inc.	987	190,412
Boston Properties, Inc.	1,138	150,068
Crown Castle International Corp.	2,971	347,785
Digital Realty Trust, Inc.	1,519	164,569
Duke Realty Corp.	2,633	76,989
Equinix, Inc.	582	229,308
Equity Residential	2,628	190,688
Essex Property Trust, Inc.	487	132,074
Extra Space Storage, Inc.	902	88,946
Federal Realty Investment Trust	540	71,588
HCP, Inc.	3,464	109,255
Host Hotels & Resorts, Inc.	5,466	98,716
Iron Mountain, Inc.	2,075	77,190
Kimco Realty Corp.	3,133	53,292
Macerich Co. (The)	800	36,928
Mid-America Apartment Communities, Inc.	839	84,974
Prologis, Inc.	4,506	311,635
Public Storage	1,071	227,609
Realty Income Corp.	2,144	147,271

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	1,231	$80,015
SBA Communications Corp.*	849	154,968
Simon Property Group, Inc.	2,255	410,681
SL Green Realty Corp.	652	60,264
UDR, Inc.	1,973	86,319
Ventas, Inc.	2,627	169,415
Vornado Realty Trust	1,275	89,135
Welltower, Inc.	2,756	213,562
Weyerhaeuser Co.	5,582	146,472

		4,914,562

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	3,170	680,377
Kroger Co. (The)	5,685	161,056
Sysco Corp.	3,420	218,367
Walgreens Boots Alliance, Inc.	5,839	421,926
Walmart, Inc.	10,305	987,528

		2,469,254

Food Products 0.9%
Archer-Daniels-Midland Co.	3,997	179,465
Campbell Soup Co.	1,418	50,240
Conagra Brands, Inc.	3,373	72,992
General Mills, Inc.	4,256	189,137
Hershey Co. (The)	1,030	109,283
Hormel Foods Corp.	1,991	84,259
JM Smucker Co. (The)	837	87,784
Kellogg Co.	1,872	110,467
Kraft Heinz Co. (The)	4,448	213,771
Lamb Weston Holdings, Inc.	1,059	76,566
McCormick & Co., Inc. (Non-Voting)	894	110,534
Mondelez International, Inc., Class A	10,513	486,331
Tyson Foods, Inc., Class A	2,195	135,914

		1,906,743

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	12,706	927,284
ABIOMED, Inc.*	330	115,853
Align Technology, Inc.*	540	134,433
Baxter International, Inc.	3,553	257,557
Becton Dickinson and Co.	1,941	484,202
Boston Scientific Corp.*	10,094	385,086
Cooper Cos., Inc. (The)	361	100,632
Danaher Corp.	4,463	495,036
Dentsply Sirona, Inc.	1,677	70,350
Edwards Lifesciences Corp.*	1,496	254,948
Hologic, Inc.*	2,013	89,377
IDEXX Laboratories, Inc.*	641	136,392
Intuitive Surgical, Inc.*	826	432,527
Medtronic plc	9,696	857,030
ResMed, Inc.	1,053	100,214
Stryker Corp.	2,265	402,196
Teleflex, Inc.	302	82,597
Varian Medical Systems, Inc.*	675	89,120
Zimmer Biomet Holdings, Inc.	1,499	164,231

		5,579,065

Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	1,136	94,708
Anthem, Inc.	1,864	564,792
Cardinal Health, Inc.	2,169	108,385
Centene Corp.*	1,466	191,416
Cigna Corp.	2,755	550,477
CVS Health Corp.	9,355	613,220
DaVita, Inc.*	870	48,833
HCA Healthcare, Inc.	1,931	269,239
Henry Schein, Inc.*	1,136	88,267
Humana, Inc.	987	304,973
Laboratory Corp. of America Holdings*	717	99,914
McKesson Corp.	1,425	182,756
Quest Diagnostics, Inc.	1,001	87,438
UnitedHealth Group, Inc.	6,960	1,880,592
Universal Health Services, Inc., Class B	596	78,988
WellCare Health Plans, Inc.*	365	100,915

		5,264,913

Health Care Technology 0.1%
Cerner Corp.*	2,423	133,047

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	2,875	165,543
Chipotle Mexican Grill, Inc.*	181	95,860
Darden Restaurants, Inc.	913	95,801
Hilton Worldwide Holdings, Inc.	2,190	163,111
Marriott International, Inc., Class A	2,060	235,932
McDonald’s Corp.	5,571	995,983
MGM Resorts International	3,777	111,195
Norwegian Cruise Line Holdings Ltd.*	1,524	78,379
Royal Caribbean Cruises Ltd.	1,219	146,341
Starbucks Corp.	9,030	615,304
Wynn Resorts Ltd.	711	87,460
Yum! Brands, Inc.	2,267	213,053

		3,003,962

Household Durables 0.3%
DR Horton, Inc.	2,532	97,355
Garmin Ltd.	885	61,224
Leggett & Platt, Inc.	968	39,649
Lennar Corp., Class A	2,143	101,621
Mohawk Industries, Inc.*	467	60,145
Newell Brands, Inc.	3,289	69,760
PulteGroup, Inc.	1,937	53,868
Whirlpool Corp.	476	63,313

		546,935

Household Products 1.3%
Church & Dwight Co., Inc.	1,819	117,526
Clorox Co. (The)	912	135,322
Colgate-Palmolive Co.	6,217	402,116
Kimberly-Clark Corp.	2,488	277,113
Procter & Gamble Co. (The)	18,025	1,738,872

		2,670,949

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	4,876	79,918
NRG Energy, Inc.	2,206	90,247

		170,165

Industrial Conglomerates 1.2%
3M Co.	4,211	843,463
General Electric Co.	63,287	642,996
Honeywell International, Inc.	5,381	772,873
Roper Technologies, Inc.	738	209,046

		2,468,378

Insurance 1.9%
Aflac, Inc.	5,490	261,873
Allstate Corp. (The)	2,475	217,478
American International Group, Inc.	6,356	274,770
Aon plc	1,737	271,372
Arthur J Gallagher & Co.	1,344	100,410
Assurant, Inc.	391	37,689
Brighthouse Financial, Inc.*	883	32,971
Chubb Ltd.	3,321	441,859
Cincinnati Financial Corp.	1,102	89,394
Everest Re Group Ltd.	302	66,153

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	2,641	$123,916
Lincoln National Corp.	1,514	88,554
Loews Corp.	2,043	97,860
Marsh & McLennan Cos., Inc.	3,616	318,895
MetLife, Inc.	7,121	325,216
Principal Financial Group, Inc.	1,964	98,337
Progressive Corp. (The)	4,173	280,801
Prudential Financial, Inc.	2,984	274,946
Torchmark Corp.	778	65,165
Travelers Cos., Inc. (The)	1,915	240,409
Unum Group	1,631	56,694
Willis Towers Watson plc	931	151,557

		3,916,319

Interactive Media & Services 3.9%
Alphabet, Inc., Class A*	2,163	2,435,300
Alphabet, Inc., Class C*	2,226	2,485,040
Facebook, Inc., Class A*	17,381	2,897,239
TripAdvisor, Inc.*	790	45,330
Twitter, Inc.*	5,265	176,693

		8,039,602

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	2,977	5,116,659
Booking Holdings, Inc.*	335	613,992
eBay, Inc.*	6,640	223,436
Expedia Group, Inc.	845	100,766

		6,054,853

IT Services 3.8%
Accenture plc, Class A	4,599	706,176
Akamai Technologies, Inc.*	1,181	76,883
Alliance Data Systems Corp.	326	57,894
Automatic Data Processing, Inc.	3,190	446,090
Broadridge Financial Solutions, Inc.	813	81,975
Cognizant Technology Solutions Corp., Class A	4,152	289,311
DXC Technology Co.	2,004	128,497
Fidelity National Information Services, Inc.	2,351	245,750
Fiserv, Inc.*	2,894	239,999
FleetCor Technologies, Inc.*	622	125,526
Gartner, Inc.*	673	91,454
Global Payments, Inc.	1,125	126,315
International Business Machines Corp.	6,552	880,720
Jack Henry & Associates, Inc.	558	74,521
Mastercard, Inc., Class A	6,595	1,392,402
Paychex, Inc.	2,357	166,876
PayPal Holdings, Inc.*	8,494	753,927
Total System Services, Inc.	1,224	109,683
VeriSign, Inc.*	783	132,538
Visa, Inc., Class A	12,764	1,723,268
Western Union Co. (The)	3,061	55,863

		7,905,668

Leisure Products 0.1%
Hasbro, Inc.	863	78,154
Mattel, Inc.*	2,536	30,026

		108,180

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	2,359	179,402
Illumina, Inc.*	1,053	294,619
IQVIA Holdings, Inc.*	1,194	154,038
Mettler-Toledo International, Inc.*	176	112,316
PerkinElmer, Inc.	815	73,757
Thermo Fisher Scientific, Inc.	2,913	715,637
Waters Corp.*	540	124,859

		1,654,628

Machinery 1.2%
Caterpillar, Inc.	4,262	567,528
Cummins, Inc.	1,070	157,408
Deere & Co.	2,346	384,744
Dover Corp.	1,029	90,377
Flowserve Corp.	965	42,498
Fortive Corp.	2,139	160,404
Illinois Tool Works, Inc.	2,208	303,180
Ingersoll-Rand plc	1,750	175,070
PACCAR, Inc.	2,594	169,959
Parker-Hannifin Corp.	980	161,514
Pentair plc	1,197	49,304
Snap-on, Inc.	417	69,218
Stanley Black & Decker, Inc.	1,088	137,567
Xylem, Inc.	1,326	94,491

		2,563,262

Media 1.0%
CBS Corp. (Non-Voting), Class B	2,411	119,248
Charter Communications, Inc., Class A*	1,280	423,744
Comcast Corp., Class A	32,841	1,200,995
Discovery, Inc., Class A*	1,151	32,665
Discovery, Inc., Class C*	2,646	70,516
DISH Network Corp., Class A*	1,688	51,771
Interpublic Group of Cos., Inc. (The)	2,842	64,656
News Corp., Class A	2,825	36,245
News Corp., Class B	898	11,611
Omnicom Group, Inc.	1,578	122,895

		2,134,346

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	10,629	123,721
Newmont Mining Corp.	3,751	127,947
Nucor Corp.	2,345	143,608

		395,276

Multiline Retail 0.4%
Dollar General Corp.	1,897	218,971
Dollar Tree, Inc.*	1,753	169,743
Kohl’s Corp.	1,166	80,093
Macy’s, Inc.	2,258	59,385
Nordstrom, Inc.	866	40,191
Target Corp.	3,769	275,137

		843,520

Multi-Utilities 0.8%
Ameren Corp.	1,796	124,535
CenterPoint Energy, Inc.	3,624	112,054
CMS Energy Corp.	2,083	108,608
Consolidated Edison, Inc.	2,291	177,896
Dominion Energy, Inc.	5,452	382,948
DTE Energy Co.	1,338	157,549
NiSource, Inc.	2,663	72,647
Public Service Enterprise Group, Inc.	3,609	196,871
Sempra Energy	1,954	228,579
WEC Energy Group, Inc.	2,326	169,868

		1,731,555

Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	3,659	173,180
Apache Corp.	2,817	92,454
Cabot Oil & Gas Corp.	3,058	76,297
Chevron Corp.	13,824	1,584,922
Cimarex Energy Co.	704	53,039
Concho Resources, Inc.*	1,430	171,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	8,336	$564,264
Devon Energy Corp.	3,577	95,327
Diamondback Energy, Inc.	1,115	114,979
EOG Resources, Inc.	4,227	419,318
Exxon Mobil Corp.	30,630	2,244,566
Hess Corp.	1,787	96,498
HollyFrontier Corp.	1,121	63,157
Kinder Morgan, Inc.	13,567	245,563
Marathon Oil Corp.	6,290	99,319
Marathon Petroleum Corp.	4,996	331,035
Newfield Exploration Co.*	1,472	26,908
Noble Energy, Inc.	3,572	79,799
Occidental Petroleum Corp.	5,479	365,888
ONEOK, Inc.	2,936	188,521
Phillips 66	3,058	291,764
Pioneer Natural Resources Co.	1,216	173,061
Valero Energy Corp.	3,059	268,641
Williams Cos., Inc. (The)	8,641	232,702

		8,052,573

Personal Products 0.1%
Coty, Inc., Class A	3,486	27,051
Estee Lauder Cos., Inc. (The), Class A	1,602	218,545

		245,596

Pharmaceuticals 3.8%
Allergan plc	2,286	329,138
Bristol-Myers Squibb Co.	11,808	582,961
Eli Lilly & Co.	6,860	822,240
Johnson & Johnson	19,403	2,582,151
Merck & Co., Inc.	18,843	1,402,485
Mylan NV*	3,800	113,810
Nektar Therapeutics*	1,266	53,603
Perrigo Co. plc	865	40,179
Pfizer, Inc.	41,852	1,776,617
Zoetis, Inc.	3,450	297,252

		8,000,436

Professional Services 0.2%
Equifax, Inc.	887	94,927
IHS Markit Ltd.*	2,626	136,342
Nielsen Holdings plc	2,617	67,204
Robert Half International, Inc.	911	58,696
Verisk Analytics, Inc.*	1,211	142,183

		499,352

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	2,328	106,506

Road & Rail 0.8%
CSX Corp.	5,847	384,148
JB Hunt Transport Services, Inc.	646	69,148
Kansas City Southern	708	74,871
Norfolk Southern Corp.	2,005	336,318
Union Pacific Corp.	5,355	851,820

		1,716,305

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	6,322	154,320
Analog Devices, Inc.	2,656	262,572
Applied Materials, Inc.	7,028	274,654
Broadcom, Inc.	3,002	805,286
Intel Corp.	33,126	1,560,897
KLA-Tencor Corp.	1,150	122,555
Lam Research Corp.	1,124	190,608
Maxim Integrated Products, Inc.	2,003	108,703
Microchip Technology, Inc.	1,733	139,281
Micron Technology, Inc.*	8,303	317,341
NVIDIA Corp.	4,413	634,369
Qorvo, Inc.*	932	60,916
QUALCOMM, Inc.	8,719	431,765
Skyworks Solutions, Inc.	1,256	91,738
Texas Instruments, Inc.	6,976	702,344
Xilinx, Inc.	1,868	209,104

		6,066,453

Software 4.8%
Adobe, Inc.*	3,547	879,018
ANSYS, Inc.*	620	101,897
Autodesk, Inc.*	1,562	229,926
Cadence Design Systems, Inc.*	2,079	99,854
Citrix Systems, Inc.	949	97,311
Fortinet, Inc.*	1,067	81,700
Intuit, Inc.	1,878	405,310
Microsoft Corp.	56,022	5,850,377
Oracle Corp.	18,615	935,031
Red Hat, Inc.*	1,267	225,323
salesforce.com, Inc.*	5,534	841,002
Symantec Corp.	4,583	96,335
Synopsys, Inc.*	1,099	102,592

		9,945,676

Specialty Retail 1.8%
Advance Auto Parts, Inc.	546	86,923
AutoZone, Inc.*	188	159,300
Best Buy Co., Inc.	1,808	107,106
CarMax, Inc.*	1,228	72,182
Foot Locker, Inc.	871	48,680
Gap, Inc. (The)	1,600	40,704
Home Depot, Inc. (The)	8,219	1,508,433
L Brands, Inc.	1,556	43,319
Lowe’s Cos., Inc.	5,817	559,363
O’Reilly Automotive, Inc.*	575	198,180
Ross Stores, Inc.	2,694	248,171
Tiffany & Co.	799	70,895
TJX Cos., Inc. (The)	8,994	447,272
Tractor Supply Co.	900	76,860
Ulta Beauty, Inc.*	398	116,184

		3,783,572

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	32,654	5,434,932
Hewlett Packard Enterprise Co.	10,494	163,601
HP, Inc.	11,322	249,424
NetApp, Inc.	1,847	117,783
Seagate Technology plc	1,808	80,058
Western Digital Corp.	2,028	91,240
Xerox Corp.	1,577	44,487

		6,181,525

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	1,105	46,940
Hanesbrands, Inc.	2,657	39,829
NIKE, Inc., Class B	9,189	752,395
PVH Corp.	575	62,738
Ralph Lauren Corp.	410	47,617
Tapestry, Inc.	2,122	82,143
Under Armour, Inc., Class A*(a)	1,371	28,434
Under Armour, Inc., Class C*	1,388	26,289
VF Corp.	2,321	195,359

		1,281,744

Tobacco 0.7%
Altria Group, Inc.	13,534	667,903
Philip Morris International, Inc.	11,246	862,793

		1,530,696

Trading Companies & Distributors 0.1%
Fastenal Co.	2,085	126,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.*	571	$71,524
WW Grainger, Inc.	318	93,934

		291,517

Water Utilities 0.1%
American Water Works Co., Inc.	1,269	121,405

Total Common Stocks (cost $164,241,733)		164,500,445

Purchased Options 1.3%

	Number of Contracts	Value
Call Options 1.0%
Future Equity Index Options 1.0%
S&P 500 E-Mini Index, 2/15/2019 at USD 2,700.00 Vanilla, European Style, Notional Amount: USD 20,686,365, Exchange Traded*	153	253,980
S&P 500 E-Mini Index, 3/15/2019 at USD 2,500.00, American Style, Notional Amount: USD 21,362,390, Exchange Traded*	158	1,702,450

		1,956,430

Call Options 0.3%
Future Interest Rate Options 0.3%
U.S. Treasury 30 Year Bond, 3/22/2019 at USD 143.00, American Style, Notional Amount: USD 18,900,000, Exchange Traded*	189	646,734

Total Purchased Options (cost $2,395,730)		2,603,164

Short-Term Investments 11.3%

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c) (cost $2,495)	2,495	2,495

	Principal Amount	Value
U.S. Treasury Obligations 11.3%
U.S. Treasury Bills, 2.31%, 3/14/2019	$21,155,000	21,098,502
2.34%, 3/7/2019(d)	2,405,000	2,399,662

Total U.S. Treasury Obligations (cost $23,499,497)		23,498,164

Total Short-Term Investments (cost $23,501,992)		23,500,659

Repurchase Agreements 0.0%†

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $24,808, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $25,426.(c)	$24,807	$24,807
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $648, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $661.(c)	648	648

Total Repurchase Agreements (cost $25,455)		25,455

Total Investments (cost $190,164,910) — 91.7%		190,629,723
Other assets in excess of liabilities — 8.3%		17,271,101

NET ASSETS — 100.0%		$207,900,824

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $26,962, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $2,495 and $25,455, respectively, a total value of $27,950.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $27,950.
(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Futures contracts outstanding as of January 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	274	3/2019	USD	37,051,650	1,924,051
U.S. Treasury Long Bond	218	3/2019	USD	31,977,875	1,380,059

					3,304,110

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$164,500,445	$—	$—	$164,500,445
Futures Contracts	3,304,110	—	—	3,304,110
Purchased Options	2,603,164	—	—	2,603,164
Repurchase Agreements	—	25,455	—	25,455
Short-Term Investments	2,495	23,498,164	—	23,500,659

Total	$170,410,214	$23,523,619	$—	$193,933,833

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Assets:
Purchased Options
Equity risk	Investment securities, at value	$1,956,430
Interest rate risk	Investment securities, at value	646,734
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	1,924,051
Interest rate risk	Unrealized appreciation from futures contracts	1,380,059

Total		$5,907,274

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund

Asset-Backed Security 0.6%

	Principal Amount		Value
CHILE 0.6%
Airlines 0.6%
Latam Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 11/15/2027		$479,606	$464,930

Total Asset-Backed Securities (cost $462,171)			464,930

Corporate Bonds 30.8%

	Principal Amount		Value
ARGENTINA 2.1%
Media 1.1%
Cablevision SA, Reg. S, 6.50%, 6/15/2021		810,000	790,762

Oil, Gas & Consumable Fuels 1.0%
Transportadora de Gas del Sur SA, 6.75%, 5/2/2025(a)		800,000	745,840

			1,536,602

BAHRAIN 0.8%
Energy Equipment & Services 0.8%
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/7/2024(a)		580,000	615,347

BRAZIL 2.1%
Building Products 1.1%
Votorantim Cimentos International SA, Reg. S, 7.25%, 4/5/2041		780,000	819,211

Food Products 0.4%
MARB BondCo plc, Reg. S, 6.88%, 1/19/2025		332,000	317,229

Road & Rail 0.6%
Rumo Luxembourg Sarl, 5.88%, 1/18/2025(a)		447,000	443,382

			1,579,822

CHINA 2.2%
Automobiles 0.9%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023		700,000	676,199

Real Estate Management & Development 1.3%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 2/10/2022		900,000	941,502

			1,617,701

COLOMBIA 0.9%
Oil, Gas & Consumable Fuels 0.6%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/2028(a)		400,000	420,820

Wireless Telecommunication Services 0.3%
Millicom International Cellular SA, 6.63%, 10/15/2026(a)		200,000	204,500

			625,320

CONGO, DEMOCRATIC REPUBLIC OF THE 0.6%
Communications Equipment 0.6%
HTA Group Ltd., Reg. S, 9.13%, 3/8/2022		390,000	401,778

DOMINICAN REPUBLIC 1.0%
Electric Utilities 1.0%
AES Andres BV, Reg. S, 7.95%, 5/11/2026		700,000	725,900

GHANA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Tullow Oil plc, Reg. S, 6.25%, 4/15/2022		367,000	361,792

INDIA 1.9%
Electric Utilities 0.6%
Adani Transmission Ltd., 4.00%, 8/3/2026(a)		500,000	443,908

Metals & Mining 1.3%
Vedanta Resources plc, 6.38%, 7/30/2022(a)		1,000,000	965,500

			1,409,408

INDONESIA 0.9%
Electric Utilities 0.9%
Perusahaan Listrik Negara PT, 6.25%, 1/25/2049(a)		620,000	670,189

JAMAICA 0.2%
Wireless Telecommunication Services 0.2%
Digicel Group One Ltd., 8.25%, 12/30/2022(a)		200,000	165,000

MAURITIUS 0.5%
Diversified Telecommunication Services 0.5%
Liquid Telecommunications Financing plc, Reg. S, 8.50%, 7/13/2022		365,000	372,160

MEXICO 5.1%
Banks 0.5%
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)		420,000	379,050

Chemicals 0.5%
Mexichem SAB de CV, Reg. S, 5.50%, 1/15/2048		425,000	382,500

Consumer Finance 1.1%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/2026(a)		370,000	370,000
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(a)(b)(c)		499,000	427,893

			797,893

Equity Real Estate Investment Trusts (REITs) 0.5%
Trust F/1401, Reg. S, 6.95%, 1/30/2044		375,000	375,750

Oil, Gas & Consumable Fuels 1.5%
Petroleos Mexicanos Reg. S, 7.19%, 9/12/2024	MXN	11,891,200	488,153
6.75%, 9/21/2047		$767,000	668,441

			1,156,594

Wireless Telecommunication Services 1.0%
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/2025(a)		800,000	762,000

			3,853,787

NIGERIA 1.1%
Banks 0.6%
Access Bank plc, Reg. S, 10.50%, 10/19/2021		400,000	431,580

Communications Equipment 0.5%
IHS Netherlands Holdco BV, Reg. S, 9.50%, 10/27/2021		390,000	401,568

			833,148

POLAND 1.1%
Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA, Reg. S, 4.63%, 9/26/2022		800,000	826,752

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Value
RUSSIA 0.9%
Consumer Finance 0.9%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024		$740,000	$704,249

SINGAPORE 1.1%
Oil, Gas & Consumable Fuels 1.1%
Puma International Financing SA, 5.00%, 1/24/2026(a)		1,000,000	830,228

SOUTH AFRICA 1.5%
Chemicals 0.5%
SASOL Financing USA LLC, 5.88%, 3/27/2024		307,000	316,667

Electric Utilities 1.0%
Eskom Holdings SOC Ltd., 7.50%, 9/15/2033	ZAR	13,000,000	748,969

			1,065,636

THAILAND 0.8%
Oil, Gas & Consumable Fuels 0.8%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022(a)(b)(c)		$600,000	567,821

TUNISIA 1.6%
Banks 1.6%
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023(a)	EUR	508,000	568,475
Reg. S, 5.75%, 1/30/2025		$711,000	616,733

			1,185,208

TURKEY 1.1%
Banks 1.1%
Turkiye Garanti Bankasi A/S, Reg. S, 5.88%, 3/16/2023		800,000	770,166

UKRAINE 1.2%
Food Products 0.8%
MHP Lux SA, 6.95%, 4/3/2026(a)		644,000	576,380

Metals & Mining 0.4%
Metinvest BV, 8.50%, 4/23/2026(a)		338,000	319,410

			895,790

UNITED ARAB EMIRATES 1.1%
Airlines 0.8%
Zahidi Ltd., Reg. S, 4.50%, 3/22/2028		571,519	560,592

Multi-Utilities 0.3%
Abu Dhabi National Energy Co. PJSC, 4.88%, 4/23/2030(a)		200,000	207,696

			768,288

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Oil, Gas & Consumable Fuels 0.2%
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037(d)		560,000	141,680

ZAMBIA 0.3%
Metals & Mining 0.3%
First Quantum Minerals Ltd., Reg. S, 7.25%, 5/15/2022		200,000	197,000

Total Corporate Bonds (cost $23,365,385)			22,720,772

Foreign Government Securities 64.5%

	Principal Amount		Value
ALBANIA 0.5%
Republic of Albania, 3.50%, 10/9/2025(a)	EUR	304,000	350,568

ARGENTINA 2.1%
Provincia de Buenos Aires, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%, 15.00% Floor), 50.19%, 5/31/2022(b)	ARS	12,960,000	332,581
Republic of Argentina (ARLLMONP + 0.00%), 28.97%, 6/21/2020(b)		27,498,470	818,149
7.50%, 4/22/2026		$487,000	431,730

			1,582,460

ARMENIA 0.3%
Republic of Armenia, Reg. S, 7.15%, 3/26/2025		200,000	216,283

BAHAMAS 1.0%
Commonwealth of the Bahamas, 6.00%, 11/21/2028(a)		752,000	768,168

BELIZE 0.5%
Republic of Belize, Reg. S, 4.94%, 2/20/2034(e)		685,400	380,397

BRAZIL 6.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2023	BRL	11,194,000	3,256,172
Federative Republic of Brazil, 10.00%, 1/1/2025		6,069,000	1,770,777

			5,026,949

COLOMBIA 3.9%
Republic of Colombia, 7.50%, 8/26/2026	COP	1,053,700,000	360,732
Titulos de Tesoreria, 7.75%, 9/18/2030		7,441,400,000	2,555,918

			2,916,650

COSTA RICA 1.2%
Republic of Costa Rica Reg. S, 7.00%, 4/4/2044		$983,000	877,426
Reg. S, 7.16%, 3/12/2045		21,000	18,979

			896,405

CROATIA 1.4%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023		946,000	1,009,855

DOMINICAN REPUBLIC 1.9%
Dominican Republic Bond 16.95%, 2/4/2022(a)	DOP	29,700,000	701,000
Reg. S, 5.50%, 1/27/2025		$705,000	715,575

			1,416,575

ECUADOR 2.3%
Republic of Ecuador Reg. S, 10.75%, 3/28/2022		752,000	794,638
Reg. S, 8.75%, 6/2/2023		440,000	435,908
10.75%, 1/31/2029(a)		450,000	457,875

			1,688,421

EGYPT 1.5%
Arab Republic of Egypt 6.13%, 1/31/2022(a)		388,000	386,891
5.63%, 4/16/2030(a)	EUR	668,000	691,957

			1,078,848

EL SALVADOR 0.8%
Republic of El Salvador Reg. S, 5.88%, 1/30/2025		$626,000	595,689

GABON 1.3%
Republic of Gabon, Reg. S, 6.38%, 12/12/2024		971,000	927,888

GEORGIA 1.3%
Republic of Georgia, Reg. S, 6.88%, 4/12/2021		911,000	961,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Value
GHANA 0.6%
Ghana Government Bond, 8.63%, 6/16/2049(a)		$467,000	$433,945

INDONESIA 3.5%
Republic of Indonesia 8.38%, 3/15/2024	IDR	8,352,000,000	606,712
8.38%, 9/15/2026		11,666,000,000	839,975
6.63%, 5/15/2033		12,831,000,000	777,803
8.38%, 3/15/2034		5,055,000,000	357,798

			2,582,288

MALAYSIA 0.9%
Malaysia Government Bond 3.84%, 4/15/2033	MYR	1,507,000	344,960
4.64%, 11/7/2033		1,320,000	330,288

			675,248

MEXICO 5.0%
Mexican Bonos 7.50%, 6/3/2027	MXN	16,504,600	814,404
8.50%, 11/18/2038		15,968,200	814,249
United Mexican States 10.00%, 12/5/2024		4,210,700	237,608
5.75%, 3/5/2026		40,426,600	1,818,772

			3,685,033

NIGERIA 1.2%
Nigeria Government Bond 7.14%, 2/23/2030(a)		$297,000	284,995
7.63%, 11/28/2047(a)		616,000	577,968

			862,963

OMAN 1.0%
Oman Government Bond, 6.75%, 1/17/2048(a)		833,000	709,768

PAPUA NEW GUINEA 1.2%
Papua New Guinea Government International Bond 8.38%, 10/4/2028(a)		400,000	428,000
Reg. S, 8.38%, 10/4/2028		400,000	428,000

			856,000

PERU 2.8%
Republic of Peru Reg. S, 8.20%, 8/12/2026	PEN	2,066,000	730,285
Reg. S, 5.94%, 2/12/2029(a)		3,664,000	1,125,329
Reg. S, 6.90%, 8/12/2037		713,000	230,017

			2,085,631

PHILIPPINES 2.4%
Republic of Philippines 6.25%, 3/22/2028	PHP	15,700,000	298,115
6.88%, 1/10/2029		36,000,000	714,539
6.25%, 1/14/2036		10,000,000	197,160
6.75%, 1/24/2039		31,000,000	596,381

			1,806,195

QATAR 2.1%
Qatar Government Bond, 4.50%, 4/23/2028(a)		$1,450,000	1,530,939

RUSSIA 2.2%
Russian Federal Bond - OFZ 7.00%, 12/15/2021	RUB	24,728,000	372,036
7.10%, 10/16/2024		86,952,000	1,282,944

			1,654,980

SAUDI ARABIA 3.8%
Kingdom of Saudi Arabia Reg. S, 3.63%, 3/4/2028		1,481,000	1,430,501
4.38%, 4/16/2029(a)		443,000	451,107
Reg. S, 4.63%, 10/4/2047		957,000	900,719

			2,782,327

SENEGAL 1.3%
Republic of Senegal, 6.25%, 5/23/2033(a)		380,000	352,255
Senegal Government Bond, Reg. S, 4.75%, 3/13/2028	EUR	573,000	627,392

			979,647

SERBIA 0.8%
Republic of Serbia, Reg. S, 7.25%, 9/28/2021		$534,000	580,100

SOUTH AFRICA 1.9%
Republic of South Africa 7.75%, 2/28/2023	ZAR	6,287,000	474,022
8.25%, 3/31/2032		2,475,000	170,989
6.25%, 3/31/2036		5,000,000	276,068
8.50%, 1/31/2037		6,978,000	478,899

			1,399,978

THAILAND 2.6%
Kingdom of Thailand, Reg. S, 1.25%, 3/12/2028(f)	THB	65,902,746	1,948,171

TURKEY 1.6%
Republic of Turkey 9.20%, 9/22/2021	TRY	1,141,957	188,092
7.10%, 3/8/2023		1,340,000	197,629
3.00%, 8/2/2023(f)		4,166,162	809,582

			1,195,303

UKRAINE 1.4%
Ukraine Government Bond Reg. S, 7.75%, 9/1/2023		$515,000	490,666
Reg. S, 7.38%, 9/25/2032		600,000	510,658

			1,001,324

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.2%
Bolivarian Republic of Venezuela, Reg. S, 11.75%, 10/21/2026(d)		445,000	147,607

VIETNAM 1.2%
Socialist Republic of Vietnam Reg. S, 6.75%, 1/29/2020		670,000	691,607
Reg. S, 4.80%, 11/19/2024		195,000	203,911

			895,518

Total Foreign Government Securities (cost $49,608,526)			47,629,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Purchased Options 0.1%

	Number of Contracts	Value
Call Options 0.1%
Foreign Exchange Currency Options 0.1%
Foreign Exchange KRW/USD, 7/22/2019 at USD 1,125.00, Vanilla, American Style, Notional Amount: USD 3,650,000, Over the counter*	3,650,000	$57,005

Total Purchased Options (cost $84,863)		57,005

Total Investments (cost $73,520,945) — 96.0%		70,872,297
Other assets in excess of liabilities — 4.0%		2,980,203

NET ASSETS — 100.0%		$73,852,500

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $18,555,154 which represents 25.12% of net assets.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(f)	Principal amounts are not adjusted for inflation.

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:

ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
KRW	Korean Won
MYR	Malaysia Ringgit
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
RUB	Russia Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Forward foreign currency contracts outstanding as of January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
INR	113,500,000	USD	1,575,557	Barclays Bank plc**	4/25/2019	5,577
PHP	30,300,000	USD	571,267	JPMorgan Chase Bank**	4/25/2019	6,710
PLN	2,800,000	USD	745,624	Credit Lyonnais SA	4/25/2019	8,346
TRY	9,460,000	USD	1,675,740	HSBC Bank plc	4/25/2019	77,444
USD	596,619	MXN	11,530,000	JPMorgan Chase Bank	4/25/2019	931
USD	1,097,315	PEN	3,650,000	Calyon Financial, Inc.**	4/25/2019	3,300
EGP	14,324,836	USD	780,177	JPMorgan Chase Bank**	4/30/2019	9,848

Total unrealized appreciation						112,156

CZK	58,437,057	USD	2,612,977	HSBC Bank plc	4/25/2019	(10,015)
USD	2,673,981	BRL	10,075,000	Barclays Bank plc**	4/25/2019	(73,499)
USD	1,732,838	EUR	1,507,528	Deutsche Bank Securities, Inc.	4/25/2019	(4,684)
USD	2,361,342	PHP	125,000,000	HSBC Bank plc**	4/25/2019	(23,050)
USD	1,958,938	THB	62,000,000	Credit Lyonnais SA	4/25/2019	(29,867)
USD	1,255,124	ZAR	17,550,000	HSBC Bank plc	4/25/2019	(55,634)

Total unrealized depreciation						(196,749)

Net unrealized depreciation						(84,593)

** Non-deliverable forward.

Currency:

BRL	Brazilian Real
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Poland New Zloty
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South Africa Rand

OTC Interest rate swap contracts outstanding as of January 31, 2019:

Floating Rate Index	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 Day CLICP semi-annually	4.02% semi-annually	Pay	Deutsche Bank Securities, Inc.	9/12/2027	CLP 2,080,000,000	—	28,634	28,634

						—	28,634	28,634

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2019:

Floating Rate Index	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 Month PRIBOR semi-annually	1.01% annually	Receive	5/4/2022	CZK 22,000,000	—	26,103	26,103
6 Month PRIBOR semi-annually	1.83% annually	Receive	6/28/2023	CZK 68,500,000	—	(24,566)	(24,566)

					—	1,537	1,537

*	There are no upfront payments (receipts) on the swap contracts listed above.

At January 31, 2019, the Fund had $66,816 segregated as collateral for interest rate swap contracts.

Currency:

CLP	Chilean Peso
CZK	Czech Republic Koruna

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts and forward foreign currency contracts.

Options

The Fund has long positions in options on foreign currency futures contracts. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated. The purchase of put options serves as a short hedge.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Swap Contracts

Interest Rate Swap Contracts. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Assets:
Purchased Options
Currency risk	Investment securities, at value	$57,005
Swap Contracts(a)
Interest rate risk	Swap contracts, at value	28,634
Interest rate risk	Unrealized appreciation on centrally cleared interest rate swap contracts	26,103
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	112,156

Total		$223,898

Liabilities:
Swap Contracts(a)
Interest rate risk	Unrealized depreciation on centrally cleared interest rate swap contracts	$(24,566)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(196,749)

Total		$(221,315)

(a)	Interest rate swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Fund

Common Stocks 98.5%

	Shares	Value
Aerospace & Defense 4.1%
Boeing Co. (The)	44,344	$17,099,934
General Dynamics Corp.	41,431	7,091,744
Harris Corp.	35,818	5,486,601
Lockheed Martin Corp.	36,478	10,567,312

		40,245,591

Airlines 0.4%
Southwest Airlines Co.	67,482	3,830,278

Banks 3.5%
Bank of America Corp.	1,183,498	33,694,188

Beverages 2.0%
Coca-Cola Co. (The)	294,276	14,163,504
Monster Beverage Corp.*	94,952	5,435,052

		19,598,556

Biotechnology 1.6%
Alnylam Pharmaceuticals, Inc.*	9,507	794,120
Biogen, Inc.*	6,338	2,115,498
Celgene Corp.*	31,272	2,766,321
Incyte Corp.*	19,009	1,531,935
Regeneron Pharmaceuticals, Inc.*	2,109	905,330
Seattle Genetics, Inc.*	31,662	2,419,927
Vertex Pharmaceuticals, Inc.*	27,075	5,168,888

		15,702,019

Capital Markets 2.4%
Northern Trust Corp.	74,317	6,574,082
Raymond James Financial, Inc.	56,629	4,558,634
TD Ameritrade Holding Corp.	219,660	12,289,977

		23,422,693

Chemicals 2.1%
Celanese Corp.	46,628	4,465,097
DowDuPont, Inc.	120,996	6,510,795
FMC Corp.	32,407	2,586,079
Linde plc	20,579	3,354,583
PPG Industries, Inc.	30,674	3,234,266

		20,150,820

Commercial Services & Supplies 0.8%
Waste Management, Inc.	77,736	7,437,003

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	16,156	1,046,909

Construction Materials 0.1%
Vulcan Materials Co.	5,945	604,309

Consumer Finance 0.5%
American Express Co.	50,590	5,195,593

Containers & Packaging 0.9%
Ball Corp.	73,603	3,847,965
Crown Holdings, Inc.*	47,135	2,403,885
International Paper Co.	62,361	2,957,782

		9,209,632

Diversified Financial Services 1.0%
AXA Equitable Holdings, Inc.	123,121	2,282,663
Berkshire Hathaway, Inc., Class B*	37,224	7,651,021

		9,933,684

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	331,987	18,279,204

Electric Utilities 2.1%
Edison International	99,631	5,675,978
Exelon Corp.	143,892	6,872,282
NextEra Energy, Inc.	39,249	7,024,786
PG&E Corp.*	62,662	814,606

		20,387,652

Electrical Equipment 0.3%
AMETEK, Inc.	39,989	2,915,198

Electronic Equipment, Instruments & Components 0.5%
Flex Ltd.*	517,691	4,980,187

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	112,420	2,649,740
Halliburton Co.	112,612	3,531,512

		6,181,252

Entertainment 2.1%
Electronic Arts, Inc.*	48,700	4,492,088
Liberty Media Corp-Liberty Formula One, Class C*	53,384	1,674,656
Netflix, Inc.*	17,368	5,896,436
Spotify Technology SA*	8,452	1,144,823
Twenty-First Century Fox, Inc., Class A	75,665	3,731,041
Viacom, Inc., Class B	40,855	1,201,954
Walt Disney Co. (The)	20,649	2,302,777

		20,443,775

Equity Real Estate Investment Trusts (REITs) 3.3%
Alexandria Real Estate Equities, Inc.	25,559	3,366,376
American Tower Corp.	78,845	13,627,570
Equinix, Inc.	8,885	3,500,690
Essex Property Trust, Inc.	17,873	4,847,157
Public Storage	12,038	2,558,316
Simon Property Group, Inc.	24,032	4,376,708

		32,276,817

Food & Staples Retailing 0.6%
Sysco Corp.	96,469	6,159,546

Food Products 0.4%
Archer-Daniels-Midland Co.	43,286	1,943,541
Mondelez International, Inc., Class A	45,049	2,083,967

		4,027,508

Health Care Equipment & Supplies 4.5%
Abbott Laboratories	118,376	8,639,080
Baxter International, Inc.	52,981	3,840,593
Boston Scientific Corp.*	319,806	12,200,599
Danaher Corp.	57,677	6,397,533
Medtronic plc	149,228	13,190,263

		44,268,068

Health Care Providers & Services 3.0%
HCA Healthcare, Inc.	35,093	4,893,017
UnitedHealth Group, Inc.	88,929	24,028,616

		28,921,633

Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	48,313	3,598,352
McDonald’s Corp.	52,257	9,342,507
MGM Resorts International	75,055	2,209,619

		15,150,478

Household Products 0.8%
Procter & Gamble Co. (The)	80,900	7,804,423

Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc.	193,841	7,930,035

Industrial Conglomerates 0.8%
3M Co.	19,026	3,810,908
General Electric Co.	380,433	3,865,199

		7,676,107

Insurance 4.0%
Allstate Corp. (The)	33,256	2,922,205
American International Group, Inc.	181,923	7,864,531
Athene Holding Ltd., Class A*	136,339	5,848,943
Hartford Financial Services Group, Inc. (The)	126,037	5,913,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	84,138	$7,420,130
Progressive Corp. (The)	46,820	3,150,518
Prudential Financial, Inc.	64,003	5,897,237

		39,017,220

Interactive Media & Services 5.7%
Alphabet, Inc., Class A*	29,986	33,760,937
Facebook, Inc., Class A*	132,239	22,042,919

		55,803,856

Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc.*	26,108	44,872,603
Booking Holdings, Inc.*	2,071	3,795,750
Expedia Group, Inc.	55,417	6,608,477

		55,276,830

IT Services 5.0%
FleetCor Technologies, Inc.*	34,421	6,946,502
Global Payments, Inc.	84,641	9,503,492
GoDaddy, Inc., Class A*	67,253	4,615,573
PayPal Holdings, Inc.*	79,451	7,052,071
Total System Services, Inc.	26,302	2,356,922
VeriSign, Inc.*	27,949	4,730,927
Visa, Inc., Class A	100,389	13,553,519

		48,759,006

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	41,664	10,235,595

Machinery 1.7%
Caterpillar, Inc.	26,494	3,527,941
Deere & Co.	17,232	2,826,048
Fortive Corp.	33,693	2,526,638
Illinois Tool Works, Inc.	33,517	4,602,219
Ingersoll-Rand plc	29,949	2,996,098

		16,478,944

Media 2.5%
Charter Communications, Inc., Class A*	19,440	6,435,612
Comcast Corp., Class A	450,771	16,484,696
Interpublic Group of Cos., Inc. (The)	62,227	1,415,664

		24,335,972

Metals & Mining 0.2%
Alcoa Corp.*	7,663	227,438
Freeport-McMoRan, Inc.	28,863	335,965
Nucor Corp.	20,436	1,251,501
Southern Copper Corp.	13,930	468,326

		2,283,230

Multi-Utilities 1.1%
Sempra Energy	87,495	10,235,165

Oil, Gas & Consumable Fuels 4.9%
Chevron Corp.	67,941	7,789,436
Concho Resources, Inc.*	13,057	1,564,751
ConocoPhillips	5,700	385,833
Devon Energy Corp.	14,469	385,599
Diamondback Energy, Inc.	7,918	816,504
Encana Corp.	196,621	1,352,752
EOG Resources, Inc.	3,840	380,928
Exxon Mobil Corp.	252,893	18,531,999
Marathon Petroleum Corp.	85,086	5,637,798
Noble Energy, Inc.	45,628	1,019,329
Occidental Petroleum Corp.	8,519	568,899
ONEOK, Inc.	35,957	2,308,799
Pioneer Natural Resources Co.	8,408	1,196,627
TransCanada Corp.	146,613	6,233,985

		48,173,239

Personal Products 1.2%
Unilever NV, NYRS-UK	210,441	11,260,698

Pharmaceuticals 4.6%
Allergan plc	79,554	11,454,185
AstraZeneca plc, ADR-UK	269,791	9,868,955
Bristol-Myers Squibb Co.	261,224	12,896,629
Eli Lilly & Co.	28,195	3,379,453
Mylan NV*	135,426	4,056,009
Teva Pharmaceutical Industries Ltd., ADR-IL*	166,330	3,301,650

		44,956,881

Professional Services 1.1%
Equifax, Inc.	20,989	2,246,243
IHS Markit Ltd.*	153,014	7,944,487

		10,190,730

Road & Rail 2.3%
JB Hunt Transport Services, Inc.	27,334	2,925,831
Norfolk Southern Corp.	86,140	14,449,124
Union Pacific Corp.	29,741	4,730,901

		22,105,856

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	212,297	5,182,170
Broadcom, Inc.	3,576	959,262
Intel Corp.	141,538	6,669,271
KLA-Tencor Corp.	21,244	2,263,973
Marvell Technology Group Ltd.	118,944	2,204,032
Micron Technology, Inc.*	80,608	3,080,838
NVIDIA Corp.	9,700	1,394,375
Texas Instruments, Inc.	50,930	5,127,632
Xilinx, Inc.	32,272	3,612,528

		30,494,081

Software 6.7%
Adobe, Inc.*	16,854	4,176,758
Autodesk, Inc.*	10,143	1,493,050
Microsoft Corp.	317,085	33,113,187
salesforce.com, Inc.*	46,801	7,112,348
ServiceNow, Inc.*	10,222	2,249,044
Splunk, Inc.*	10,437	1,302,955
SS&C Technologies Holdings, Inc.	236,228	12,163,380
Workday, Inc., Class A*	19,845	3,602,463

		65,213,185

Specialty Retail 2.1%
Lowe’s Cos., Inc.	107,549	10,341,912
Ross Stores, Inc.	38,448	3,541,830
TJX Cos., Inc. (The)	138,272	6,876,266

		20,760,008

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	83,082	13,828,168
Western Digital Corp.	4,100	184,459

		14,012,627

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	71,744	5,874,399
Tapestry, Inc.	38,914	1,506,361

		7,380,760

Tobacco 0.5%
Philip Morris International, Inc.	66,604	5,109,859

Total Common Stocks (cost $893,515,894)		959,556,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Fund (Continued)

Exchange Traded Fund 1.1%

	Shares	Value
Equity Fund 1.1%
SPDR S&P 500 ETF Trust	40,653	$10,973,464

Total Exchange Traded Fund (cost $10,421,602)		10,973,464

Total Investments (cost $903,937,496) — 99.6%		970,530,364
Other assets in excess of liabilities — 0.4%		4,293,362

NET ASSETS — 100.0%		$974,823,726

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$959,556,900	$—	$—	$959,556,900
Exchange Traded Fund	10,973,464	—	—	10,973,464

Total	$970,530,364	$—	$—	$970,530,364

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 97.8%

	Shares	Value
Banks 3.2%
East West Bancorp, Inc.	237,099	$11,930,822
Signature Bank	69,263	8,817,872

		20,748,694

Biotechnology 1.1%
Ligand Pharmaceuticals, Inc.*	58,710	6,933,651

Building Products 1.1%
Fortune Brands Home & Security, Inc.	160,765	7,282,654

Capital Markets 4.5%
Intercontinental Exchange, Inc.	198,853	15,263,956
Raymond James Financial, Inc.	167,201	13,459,681

		28,723,637

Commercial Services & Supplies 2.3%
Copart, Inc.*	295,103	14,941,065

Distributors 3.0%
LKQ Corp.*	222,952	5,845,801
Pool Corp.	90,691	13,595,488

		19,441,289

Diversified Consumer Services 1.5%
Grand Canyon Education, Inc.*	103,338	9,604,234

Electronic Equipment, Instruments & Components 7.4%
Amphenol Corp., Class A	207,245	18,220,980
Cognex Corp.	172,259	7,837,785
National Instruments Corp.	215,408	9,525,342
Trimble, Inc.*	304,690	11,474,625

		47,058,732

Health Care Equipment & Supplies 14.4%
ABIOMED, Inc.*	47,690	16,742,528
Align Technology, Inc.*	42,161	10,495,981
Cooper Cos., Inc. (The)	50,493	14,075,429
IDEXX Laboratories, Inc.*	77,239	16,434,914
STERIS plc	132,605	15,124,926
Teleflex, Inc.	35,451	9,695,849
Varian Medical Systems, Inc.*	71,916	9,495,070

		92,064,697

Health Care Providers & Services 1.4%
HealthEquity, Inc.*	61,840	3,855,106
Henry Schein, Inc.*	62,103	4,825,403

		8,680,509

Health Care Technology 3.0%
Cerner Corp.*	105,788	5,808,819
Medidata Solutions, Inc.*	185,335	13,151,372

		18,960,191

Hotels, Restaurants & Leisure 1.8%
Texas Roadhouse, Inc.	186,228	11,330,112

Household Products 2.6%
Church & Dwight Co., Inc.	253,786	16,397,113

Industrial Conglomerates 1.9%
Roper Technologies, Inc.	43,410	12,296,317

IT Services 9.5%
Broadridge Financial Solutions, Inc.	158,622	15,993,856
EPAM Systems, Inc.*	29,117	4,119,473
Fiserv, Inc.*	222,245	18,430,778
Gartner, Inc.*	93,520	12,708,433
Global Payments, Inc.	82,008	9,207,858

		60,460,398

Leisure Products 1.3%
Hasbro, Inc.	93,131	8,433,943

Machinery 4.5%
IDEX Corp.	106,972	14,747,160
Snap-on, Inc.	42,046	6,979,216
WABCO Holdings, Inc.*	60,388	6,898,121

		28,624,497

Professional Services 5.2%
CoStar Group, Inc.*	45,812	17,900,581
Verisk Analytics, Inc.*	130,813	15,358,754

		33,259,335

Road & Rail 1.5%
JB Hunt Transport Services, Inc.	92,385	9,888,890

Semiconductors & Semiconductor Equipment 1.6%
Microchip Technology, Inc.(a)	124,618	10,015,549

Software 16.1%
ANSYS, Inc.*	88,148	14,487,124
Intuit, Inc.	89,485	19,312,652
RealPage, Inc.*	235,362	13,126,139
Red Hat, Inc.*	89,145	15,853,547
SS&C Technologies Holdings, Inc.	223,910	11,529,126
Tyler Technologies, Inc.*	83,823	15,858,473
Ultimate Software Group, Inc. (The)*	46,497	12,696,936

		102,863,997

Specialty Retail 5.2%
Burlington Stores, Inc.*	74,558	12,802,354
O’Reilly Automotive, Inc.*	45,230	15,588,972
Ulta Beauty, Inc.*	16,344	4,771,140

		33,162,466

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	103,491	8,579,404

Trading Companies & Distributors 2.4%
Fastenal Co.	115,294	6,970,675
Watsco, Inc.	58,946	8,693,356

		15,664,031

Total Common Stocks (cost $471,372,511)		625,415,405

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	466,853	466,853

Total Short-Term Investment (cost $466,853)		466,853

Repurchase Agreements 0.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $4,641,939, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $4,757,517.(c)	$4,641,607	4,641,607

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $121,337, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $123,755.(c)	$121,329	$121,329

Total Repurchase Agreements (cost $4,762,936)		4,762,936

Total Investments (cost $476,602,300) — 98.6%		630,645,194
Other assets in excess of liabilities — 1.4%		9,028,147

NET ASSETS — 100.0%		$639,673,341

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $5,118,765, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $466,853 and $4,762,936, respectively, a total value of $5,229,789.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $5,229,789.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$625,415,405	$—	$—	$625,415,405
Repurchase Agreements	—	4,762,936	—	4,762,936
Short-Term Investment	466,853	—	—	466,853

Total	$625,882,258	$4,762,936	$—	$630,645,194

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.4%

	Shares	Value
Airlines 1.7%
Allegiant Travel Co.	123,400	$16,042,000

Auto Components 3.8%
Dorman Products, Inc.*	192,113	16,512,112
Fox Factory Holding Corp.*	349,373	20,728,300

		37,240,412

Banks 2.7%
Pacific Premier Bancorp, Inc.*(a)	433,387	12,893,263
Texas Capital Bancshares, Inc.*	224,557	13,084,937

		25,978,200

Biotechnology 1.1%
Ligand Pharmaceuticals, Inc.*	94,498	11,160,214

Building Products 3.1%
AAON, Inc.	363,824	13,439,659
Trex Co., Inc.*	239,433	16,702,846

		30,142,505

Capital Markets 2.4%
MarketAxess Holdings, Inc.	109,374	23,490,254

Chemicals 2.9%
Balchem Corp.	182,620	15,161,112
Sensient Technologies Corp.	199,055	12,496,673

		27,657,785

Commercial Services & Supplies 1.8%
Healthcare Services Group, Inc.(a)	404,060	17,625,097

Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc.*	238,157	27,576,199

Electronic Equipment, Instruments & Components 2.2%
ePlus, Inc.*	191,546	15,174,274
Novanta, Inc.*	93,733	6,531,316

		21,705,590

Food Products 2.1%
J&J Snack Foods Corp.	128,925	19,899,574

Health Care Equipment & Supplies 11.2%
Cantel Medical Corp.	255,584	20,809,649
Globus Medical, Inc., Class A*	339,881	15,311,639
LeMaitre Vascular, Inc.	302,762	7,217,846
Masimo Corp.*	200,755	24,971,915
Neogen Corp.*	303,753	18,501,595
Tactile Systems Technology, Inc.*	325,572	21,676,584

		108,489,228

Health Care Providers & Services 2.5%
HealthEquity, Inc.*	269,326	16,789,783
PetIQ, Inc.*	242,691	7,382,660

		24,172,443

Health Care Technology 6.1%
Medidata Solutions, Inc.*	299,503	21,252,733
Omnicell, Inc.*	323,305	21,056,855
Vocera Communications, Inc.*	422,336	17,239,755

		59,549,343

Hotels, Restaurants & Leisure 1.9%
Texas Roadhouse, Inc.	301,203	18,325,190

Insurance 1.6%
Kinsale Capital Group, Inc.	260,117	15,086,786

IT Services 1.5%
ExlService Holdings, Inc.*	252,892	14,541,290

Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	138,984	24,247,149

Machinery 8.4%
Barnes Group, Inc.	244,816	14,463,729
Donaldson Co., Inc.	381,392	18,032,214
Middleby Corp. (The)*	77,497	9,115,197
Proto Labs, Inc.*	134,876	16,744,856
RBC Bearings, Inc.*	169,303	23,604,224

		81,960,220

Multiline Retail 2.1%
Ollie’s Bargain Outlet Holdings, Inc.*	255,300	19,956,801

Pharmaceuticals 1.2%
Supernus Pharmaceuticals, Inc.*	294,120	11,214,796

Professional Services 2.4%
Exponent, Inc.	469,231	23,442,781

Road & Rail 2.5%
Genesee & Wyoming, Inc., Class A*	156,977	12,325,834
Marten Transport Ltd.	628,617	12,163,739

		24,489,573

Semiconductors & Semiconductor Equipment 2.6%
Inphi Corp.*(a)	257,284	10,147,281
Monolithic Power Systems, Inc.	117,449	14,864,345

		25,011,626

Software 20.1%
Alarm.com Holdings, Inc.*	365,383	22,993,552
Blackbaud, Inc.	247,508	17,721,573
Blackline, Inc.*	167,461	7,967,794
Bottomline Technologies DE, Inc.*	381,959	19,728,182
Descartes Systems Group, Inc. (The)*	463,139	14,385,097
Ellie Mae, Inc.*(a)	138,984	10,534,987
Envestnet, Inc.*	322,880	17,516,240
Fair Isaac Corp.*	110,082	24,790,467
Paycom Software, Inc.*	181,629	26,924,683
Q2 Holdings, Inc.*	191,404	11,375,140
Tyler Technologies, Inc.*	85,147	16,108,961
Ultimate Software Group, Inc. (The)*	18,985	5,184,234

		195,230,910

Specialty Retail 0.7%
At Home Group, Inc.*	303,753	6,694,716

Thrifts & Mortgage Finance 1.1%
Axos Financial, Inc.*	356,315	10,817,723

Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc.*	178,654	6,490,500
SiteOne Landscape Supply, Inc.*	126,375	6,735,787

		13,226,287

Total Common Stocks (cost $759,877,431)		934,974,692

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	2,585,368	2,585,368

Total Short-Term Investment (cost $2,585,368)		2,585,368

Repurchase Agreements 2.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $25,706,404, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $26,346,457.(c)	$25,704,562	25,704,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $671,949, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $685,340.(c)	$671,902	$671,902

Total Repurchase Agreements (cost $26,376,464)		26,376,464

Total Investments (cost $788,839,263) — 99.4%		963,936,524
Other assets in excess of liabilities — 0.6%		6,143,849

NET ASSETS — 100.0%		$970,080,373

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $29,463,376, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $2,585,368 and $26,376,464, respectively, and by $734,118 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $29,695,950.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $28,961,832.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$934,974,692	$—	$—	$934,974,692
Repurchase Agreements	—	26,376,464	—	26,376,464
Short-Term Investment	2,585,368	—	—	2,585,368

Total	$937,560,060	$26,376,464	$—	$963,936,524

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 98.8%

	Shares	Value
AUSTRALIA 1.9%
Commercial Services & Supplies 1.9%
Brambles Ltd.	127,183	$984,967

CHINA 3.2%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S*(a)(b)(c)(d)	2,702,000	0

Entertainment 0.8%
Tencent Music Entertainment Group, ADR*(e)	25,900	387,205

Insurance 1.3%
Ping An Insurance Group Co. of China Ltd., Class H	75,000	732,958

Wireless Telecommunication Services 1.1%
China Mobile Ltd.	52,000	546,670

		1,666,833

DENMARK 1.3%
Marine 1.3%
AP Moller - Maersk A/S, Class B	511	680,173

FINLAND 1.3%
Banks 1.3%
Nordea Bank Abp	71,012	645,112

FRANCE 0.8%
Banks 0.8%
Credit Agricole SA	35,237	402,653

GERMANY 3.8%
Chemicals 0.4%
LANXESS AG	3,563	195,822

Diversified Telecommunication Services 1.0%
Deutsche Telekom AG (Registered)	31,399	510,062

Machinery 1.4%
Jungheinrich AG (Preference)	16,289	493,571
KION Group AG	4,319	249,284

		742,855

Software 1.0%
SAP SE	4,929	509,106

		1,957,845

INDIA 2.0%
Banks 2.0%
Axis Bank Ltd., GDR Reg. S*	20,196	1,029,476

JAPAN 8.8%
Banks 1.1%
Sumitomo Mitsui Financial Group, Inc.	14,800	550,284

Chemicals 1.0%
Shin-Etsu Chemical Co. Ltd.	5,900	497,920

Household Durables 1.0%
Sony Corp.	10,100	508,002

Machinery 2.6%
Makita Corp.	21,600	764,517
MINEBEA MITSUMI, Inc.	16,000	262,346
Nabtesco Corp.	12,400	326,682

		1,353,545

Personal Products 1.5%
Kao Corp.	11,200	789,281

Pharmaceuticals 1.6%
Takeda Pharmaceutical Co. Ltd.	20,659	833,510

		4,532,542

NETHERLANDS 2.4%
Chemicals 1.3%
Koninklijke DSM NV	6,938	649,995

Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV	6,470	563,084

		1,213,079

NORWAY 2.4%
Diversified Telecommunication Services 1.1%
Telenor ASA	29,455	557,258

Oil, Gas & Consumable Fuels 1.3%
Equinor ASA	29,246	667,218

		1,224,476

SOUTH AFRICA 1.2%
Media 1.2%
Naspers Ltd., Class N	2,719	629,189

SWITZERLAND 4.6%
Insurance 1.9%
Zurich Insurance Group AG*	3,247	1,019,912

Pharmaceuticals 1.7%
Novartis AG (Registered)	9,754	851,269

Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA (Registered)	7,276	501,984

		2,373,165

TAIWAN 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,200	270,864

UNITED KINGDOM 11.6%
Chemicals 1.9%
Linde plc	6,041	984,743

Electronic Equipment, Instruments & Components 1.4%
Spectris plc	21,620	738,170

Multi-Utilities 1.5%
Centrica plc	435,516	779,551

Personal Products 2.5%
Unilever NV, CVA	23,098	1,233,976

Pharmaceuticals 1.0%
GlaxoSmithKline plc	26,836	521,337

Software 1.9%
Sage Group plc (The)	118,989	976,879

Trading Companies & Distributors 1.4%
Ashtead Group plc	28,740	728,373

		5,963,029

UNITED STATES 53.0%
Airlines 1.1%
Southwest Airlines Co.	10,389	589,680

Auto Components 1.1%
Aptiv plc	6,991	553,198

Banks 3.2%
Investors Bancorp, Inc.	43,597	529,268
Pinnacle Financial Partners, Inc.	11,757	632,173
US Bancorp	9,673	494,871

		1,656,312

Biotechnology 2.3%
Alnylam Pharmaceuticals, Inc.*	3,400	284,002
Incyte Corp.*	6,750	543,982
Ironwood Pharmaceuticals, Inc.*	22,077	301,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc.*(e)	9,949	$47,059

		1,176,615

Capital Markets 1.7%
T. Rowe Price Group, Inc.	9,450	883,197

Chemicals 2.4%
Ecolab, Inc.	7,819	1,236,731

Entertainment 3.4%
Electronic Arts, Inc.*	7,205	664,589
Walt Disney Co. (The)	9,946	1,109,178

		1,773,767

Equity Real Estate Investment Trusts (REITs) 1.7%
Simon Property Group, Inc.	4,688	853,779

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	2,428	521,122

Health Care Equipment & Supplies 0.6%
LivaNova plc*	3,600	332,352

Health Care Providers & Services 3.4%
Laboratory Corp. of America Holdings*	3,781	526,882
UnitedHealth Group, Inc.	4,520	1,221,304

		1,748,186

Household Products 1.4%
Procter & Gamble Co. (The)	7,493	722,850

Insurance 4.0%
Marsh & McLennan Cos., Inc.	14,905	1,314,472
MetLife, Inc.	15,264	697,107

		2,011,579

Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	1,013	1,741,073

IT Services 1.5%
Visa, Inc., Class A	5,618	758,486

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	2,547	636,419

Machinery 2.4%
AGCO Corp.	11,016	707,227
Gardner Denver Holdings, Inc.*	22,334	550,980

		1,258,207

Media 1.0%
Comcast Corp., Class A	13,969	510,846

Oil, Gas & Consumable Fuels 2.9%
EOG Resources, Inc.	6,236	618,611
Hess Corp.	15,870	856,980

		1,475,591

Pharmaceuticals 5.6%
Allergan plc	6,262	901,603
Eli Lilly & Co.	5,997	718,800
Johnson & Johnson	7,752	1,031,637
Medicines Co. (The)*(e)	8,744	202,074

		2,854,114

Semiconductors & Semiconductor Equipment 1.1%
Micron Technology, Inc.*	15,068	575,899

Software 3.1%
Adobe, Inc.*	2,507	621,285
Microsoft Corp.	9,579	1,000,335

		1,621,620

Specialty Retail 2.4%
TJX Cos., Inc. (The)	25,177	1,252,052

Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.	13,111	589,864

		27,333,539

Total Common Stocks (cost $45,908,293)		50,906,942

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(f)(g)	54,876	54,876

Total Short-Term Investment (cost $54,876)		54,876

Repurchase Agreements 1.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $545,632, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $559,217.(g)	$545,593	545,593
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $14,262, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $14,547.(g)	14,261	14,261

Total Repurchase Agreements (cost $559,854)		559,854

Total Investments (cost $46,523,023) — 100.0%		51,521,672
Other assets in excess of liabilities — 0.0%†		7,058

NET ASSETS — 100.0%		$51,528,730

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(c)	Value determined using significant unobservable inputs.
(d)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $0 which represents 0.0% of net assets.

(e)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $609,373, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $54,876 and $559,854, respectively, a total value of $614,730.

(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $614,730.
†	Amount rounds to less than 0.1%.Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$589,680	$—	$—	$589,680
Auto Components	553,198	—	—	553,198
Banks	1,656,312	2,627,525	—	4,283,837
Biotechnology	1,176,615	—	—	1,176,615
Capital Markets	883,197	—	—	883,197
Chemicals	2,221,474	1,343,737	—	3,565,211
Commercial Services & Supplies	—	984,967	—	984,967
Diversified Telecommunication Services	—	1,067,320	—	1,067,320
Electronic Equipment, Instruments & Components	—	738,170	—	738,170
Entertainment	2,160,972	—	—	2,160,972
Equity Real Estate Investment Trusts (REITs)	853,779	—	—	853,779
Food & Staples Retailing	521,122	—	—	521,122
Health Care Equipment & Supplies	332,352	—	—	332,352
Health Care Providers & Services	1,748,186	—	—	1,748,186
Household Durables	—	508,002	—	508,002
Household Products	722,850	—	—	722,850
Insurance	2,011,579	1,752,870	—	3,764,449
Internet & Direct Marketing Retail	1,741,073	—	—	1,741,073
IT Services	758,486	—	—	758,486
Life Sciences Tools & Services	636,419	—	—	636,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stock (continued)
Machinery	$1,258,207	$2,096,400	$—	$3,354,607
Marine	—	680,173	—	680,173
Media	510,846	629,189	—	1,140,035
Multi-Utilities	—	779,551	—	779,551
Oil, Gas & Consumable Fuels	1,475,591	667,218	—	2,142,809
Personal Products	—	2,023,257	—	2,023,257
Pharmaceuticals	2,854,114	2,206,116	—	5,060,230
Semiconductors & Semiconductor Equipment	1,409,847	—	—	1,409,847
Software	1,621,620	1,485,985	—	3,107,605
Specialty Retail	1,252,052	—	—	1,252,052
Technology Hardware, Storage & Peripherals	589,864	—	—	589,864
Textiles, Apparel & Luxury Goods	—	501,984	—	501,984
Trading Companies & Distributors	—	728,373	—	728,373
Wireless Telecommunication Services	—	546,670	—	546,670

Total Common Stocks	$29,539,435	$21,367,507	$—	$50,906,942

Repurchase Agreements	$—	$559,854	$—	$559,854
Short-Term Investment	54,876	—	—	54,876

Total	$29,594,311	$21,927,361	$—	$51,521,672

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended January 31 2019, there was a transfer an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $647,564. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At January 31 2019, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

During the period ended January 31, 2019, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 38.8%

	Principal Amount	Value
FFCB (ICE LIBOR USD 1 Month - 0.05%), 2.46%, 2/21/2019(a)	$600,000	$599,999
(ICE LIBOR USD 1 Month + 0.15%), 2.67%, 3/1/2019(a)	1,500,000	1,500,243
(ICE LIBOR USD 1 Month - 0.04%), 2.47%, 3/13/2019(a)	2,000,000	1,999,995
(ICE LIBOR USD 1 Month - 0.04%), 2.47%, 3/15/2019(a)	750,000	749,999
(ICE LIBOR USD 1 Month - 0.09%), 2.44%, 5/1/2019(a)	3,250,000	3,249,975
(ICE LIBOR USD 1 Month - 0.09%), 2.42%, 5/15/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.03%), 2.49%, 6/24/2019(a)	2,400,000	2,399,976
(ICE LIBOR USD 1 Month - 0.07%), 2.44%, 7/29/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.43%, 9/26/2019(a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.08%), 2.43%, 11/13/2019(a)	1,250,000	1,249,951
(ICE LIBOR USD 1 Month - 0.06%), 2.45%, 12/4/2019(a)	2,000,000	1,999,956
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 1/27/2020(a)	1,500,000	1,499,941
(ICE LIBOR USD 1 Month - 0.03%), 2.48%, 4/9/2020(a)	500,000	500,000
(ICE LIBOR USD 1 Month + 0.00%), 2.51%, 4/14/2020(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month + 0.01%), 2.51%, 9/4/2020(a)	2,500,000	2,499,901
(ICE LIBOR USD 1 Month + 0.00%), 2.51%, 11/13/2020(a)	2,500,000	2,500,000
(ICE LIBOR USD 1 Month + 0.01%), 2.51%, 11/27/2020(a)	1,250,000	1,249,944
FFCB Discount Notes 2.62%, 8/23/2019	1,500,000	1,478,177
2.65%, 11/4/2019	400,000	392,027
2.73%, 12/9/2019	1,000,000	976,934
FHLB (ICE LIBOR USD 1 Month - 0.05%), 2.48%, 2/1/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.30%, 2/4/2019(a)	10,000,000	10,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.47%, 2/7/2019(a)	350,000	350,000
(ICE LIBOR USD 1 Month - 0.05%), 2.47%, 3/6/2019(a)	4,000,000	3,999,968
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 3/19/2019(a)	5,750,000	5,750,000
(ICE LIBOR USD 3 Month - 0.34%), 2.46%, 4/9/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.21%), 2.59%, 4/9/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.12%), 2.40%, 4/25/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.46%, 5/3/2019(a)	5,500,000	5,500,000
(ICE LIBOR USD 1 Month - 0.14%), 2.38%, 5/9/2019(a)	4,500,000	4,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.34%, 5/10/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 3 Month - 0.19%), 2.43%, 5/10/2019(a)	750,000	750,000
2.50%, 5/20/2019	4,500,000	4,499,630
(ICE LIBOR USD 1 Month - 0.13%), 2.38%, 5/21/2019(a)	2,500,000	2,500,000
2.50%, 5/23/2019	1,500,000	1,499,780
(ICE LIBOR USD 3 Month - 0.16%), 2.52%, 5/24/2019(a)	1,500,000	1,500,066
FHLB (ICE LIBOR USD 3 Month - 0.16%), 2.55%, 5/28/2019(a)	3,250,000	3,249,738
(ICE LIBOR USD 1 Month - 0.13%), 2.38%, 6/4/2019(a)	5,400,000	5,400,000
(ICE LIBOR USD 1 Month - 0.12%), 2.39%, 6/4/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.39%, 6/14/2019(a)	3,000,000	3,000,000
(SOFRRATE + 0.04%), 2.43%, 6/21/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.46%, 6/28/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.51%, 7/3/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.50%, 7/5/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.48%, 7/10/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.39%, 7/16/2019(a)	2,200,000	2,200,000
(ICE LIBOR USD 3 Month - 0.30%), 2.48%, 7/16/2019(a)	2,200,000	2,200,000
(ICE LIBOR USD 3 Month - 0.26%), 2.52%, 7/16/2019(a)	4,000,000	4,000,000
(SOFRRATE + 0.02%), 2.41%, 7/17/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.11%), 2.40%, 7/19/2019(a)	6,900,000	6,900,000
(ICE LIBOR USD 3 Month - 0.28%), 2.50%, 7/22/2019(a)	6,700,000	6,700,000
(ICE LIBOR USD 3 Month - 0.27%), 2.49%, 7/29/2019(a)	6,000,000	6,000,000
(ICE LIBOR USD 3 Month - 0.28%), 2.31%, 8/7/2019(a)	4,600,000	4,600,000
(ICE LIBOR USD 1 Month - 0.09%), 2.43%, 9/9/2019(a)	10,000,000	10,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.46%, 9/11/2019(a)	1,950,000	1,950,000
(ICE LIBOR USD 1 Month - 0.06%), 2.45%, 9/18/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 9/26/2019(a)	4,000,000	4,000,000
2.40%, 10/11/2019(b)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.07%), 2.44%, 10/18/2019(a)	1,300,000	1,300,000
2.48%, 11/4/2019(b)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.10%), 2.41%, 11/21/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.46%, 12/4/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.46%, 12/5/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.66%, 12/19/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.06%), 2.45%, 12/20/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.14%), 2.68%, 12/26/2019(a)	850,000	850,362
(ICE LIBOR USD 1 Month - 0.05%), 2.46%, 1/17/2020(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.15%), 2.63%, 1/22/2020(a)	1,250,000	1,250,000
(ICE LIBOR USD 1 Month - 0.03%), 2.48%, 4/20/2020(a)	2,000,000	2,000,000
FHLB Discount Notes 2.44%, 2/27/2019	2,000,000	1,996,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Government Money Market Fund (Continued)

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB Discount Notes (continued)
2.42%, 3/6/2019	$2,500,000	$2,494,477
2.41%, 3/25/2019	2,500,000	2,491,333
2.37%, 4/5/2019	4,000,000	3,983,487
2.47%, 5/3/2019	1,500,000	1,490,711
2.46%, 5/17/2019	3,000,000	2,978,650
FHLMC, 0.88%, 7/19/2019	1,100,000	1,091,102
FNMA (SOFRRATE + 0.12%), 2.51%, 7/30/2019(a)	2,250,000	2,250,000
(SOFRRATE + 0.16%), 2.55%, 1/30/2020(a)	1,400,000	1,400,000

Total U.S. Government Agency Securities (cost $219,722,806)		219,722,806

U.S. Treasury Obligations 9.7%

	Principal Amount	Value
U.S. Treasury Bills
2.18%, 2/7/2019	10,500,000	10,496,185
2.18%, 2/14/2019	6,500,000	6,494,883
2.25%, 3/7/2019	5,000,000	4,989,417
2.32%, 3/21/2019	4,000,000	3,987,675
2.34%, 4/4/2019	1,500,000	1,493,974
2.43%, 4/18/2019	5,400,000	5,372,469
U.S. Treasury Notes
1.38%, 2/28/2019	1,000,000	999,321
1.50%, 2/28/2019	2,000,000	1,998,792
3.63%, 8/15/2019	5,300,000	5,329,254
1.50%, 10/31/2019	2,250,000	2,230,384
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.44%, 4/30/2020(a)	1,500,000	1,500,148
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.45%, 10/31/2020(a)	7,250,000	7,244,249
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.52%, 1/31/2021(a)	3,000,000	3,000,000

Total U.S. Treasury Obligations (cost $55,136,751)		55,136,751

Investment Companies 0.4%

	Shares	Value
Asset Management 0.4%
Federated Government Obligations Fund, Premier Shares, 2.30%(c)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 2.28%(c)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 51.4%
	Principal Amount	Value
ABN Amro Bank NV, 2.60%, dated 1/31/2019, due 2/1/2019, repurchase price $50,003,611, collateralized by U.S. Government Agency Securities, ranging from 2.30% - 4.00%, maturing 11/1/2026 - 3/16/2057; total market value $51,429,804.	50,000,000	50,000,000
BNP Paribas SA, 2.47%, dated 12/27/2018, due 3/27/2019, repurchase price $13,080,275, collateralized by U.S. Government Agency Securities, ranging from 2.50% - 7.00%, maturing 12/1/2027 - 1/1/2049; total market value $13,342,074.(d)	13,000,000	13,000,000
BNP Paribas SA, 2.45%, dated 1/9/2019, due 3/11/2019, repurchase price $15,062,271, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.96% - 6.50%, maturing 3/25/2032 - 2/15/2049; total market value $15,363,854.(d)	15,000,000	15,000,000
ING Financial Markets LLC, 2.59%, dated 1/31/2019, due 2/1/2019, repurchase price $96,686,956, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 1/30/2020 - 1/1/2049; total market value $98,638,029.	96,680,000	96,680,000
Natixis Financial Products LLC, 2.45%, dated 1/17/2019, due 4/17/2019, repurchase price $12,073,500, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 7.88%, maturing 4/15/2019 - 8/15/2041; total market value $12,314,972.(d)	12,000,000	12,000,000
Natixis Financial Products LLC, 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $25,001,792, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2022 - 7/1/2048; total market value $25,501,828.	25,000,000	25,000,000
Wells Fargo Securities LLC, 2.59%, dated 1/31/2019, due 2/1/2019, repurchase price $80,005,756, collateralized by U.S. Government Agency Securities, ranging from 2.15% - 9.00%, maturing 2/20/2019 - 1/1/2049; total market value $81,695,164.	80,000,000	80,000,000

Total Repurchase Agreements (cost $291,680,000)		291,680,000

Total Investments (cost $568,539,557) — 100.3%		568,539,557
Liabilities in excess of other assets — (0.3)%		(1,760,024)

NET ASSETS — 100.0%		$566,779,533

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Government Money Market Fund (Continued)

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Government Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	291,680,000	—	291,680,000
U.S. Government Agency Securities	—	219,722,806	—	219,722,806
U.S. Treasury Obligations	—	55,136,751	—	55,136,751

Total	$2,000,000	$566,539,557	$—	$568,539,557

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Collateralized Mortgage Obligations 1.1%

	Principal Amount	Value
FHLMC REMICS Series 1684, Class I, 6.50%, 3/15/2024	$156,088	$170,078
Series 2296, Class H, 6.50%, 3/15/2031	14,665	15,153
FNMA REMICS Series 1990-7, Class B, 8.50%, 1/25/2020	927	941
Series 1993-16, Class Z, 7.50%, 2/25/2023	9,285	9,740
Series 1993-226, Class PK, 6.00%, 12/25/2023	73,840	77,567
Series 1998-73, Class MZ, 6.30%, 10/17/2038	159,396	159,578
Series 2013-59, Class MX, 2.50%, 9/25/2042	2,178,084	2,138,650

Total Collateralized Mortgage Obligations (cost $2,625,530)		2,571,707

Corporate Bond 0.9%

	Principal Amount	Value
Diversified Financial Services 0.9%
Private Export Funding Corp., Series HH, 1.45%, 8/15/2019	2,000,000	1,987,314

Total Corporate Bond (cost $2,001,177)		1,987,314

Foreign Government Security 0.8%

	Principal Amount	Value
UNITED STATES 0.8%
Ukraine Government AID Bond, 1.47%, 9/29/2021	2,000,000	1,944,370

Total Foreign Government Security (cost $2,000,000)		1,944,370

Mortgage-Backed Securities 1.7%

	Principal Amount	Value
FNMA Pool
Pool# 874982 6.81%, 11/1/2025	1,483,734	1,640,711
Pool# 387114 5.62%, 9/1/2034	944,232	955,050
Pool# 773298 4.14%, 4/1/2035(a)	627,999	657,111
Pool# 813605 4.10%, 7/1/2036(a)	127,691	132,748
Pool# 745769 4.26%, 7/1/2036(a)	531,720	555,703

Total Mortgage-Backed Securities (cost $3,765,720)		3,941,323

U.S. Government Agency Securities 4.7%

	Principal Amount	Value
FFCB, 2.43%, 09/13/2027	3,000,000	2,864,613
FHLB 5.37%, 9/9/2024	2,615,000	2,966,935
3.00%, 3/12/2027	2,000,000	1,995,860
Tennessee Valley Authority, 2.25%, 03/15/2020	3,000,000	2,991,399

Total U.S. Government Agency Securities (cost $11,038,380)		10,818,807

U.S. Treasury Obligations 89.8%

	Principal Amount	Value
U.S. Treasury Inflation Linked Bonds 2.38%, 1/15/2025(b)	11,300,000	16,573,570
1.75%, 1/15/2028(b)	4,800,000	6,247,768
3.63%, 4/15/2028(b)	5,000,000	9,726,225
2.50%, 1/15/2029(b)	4,750,000	6,476,449
3.88%, 4/15/2029(b)	3,300,000	6,558,857
2.13%, 2/15/2041(b)	12,050,000	16,791,497
0.75%, 2/15/2042(b)	7,600,000	7,914,955
0.63%, 2/15/2043(b)	13,050,000	12,907,192
0.88%, 2/15/2047(b)	5,000,000	4,945,132
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2019(b)	7,250,000	7,749,912
1.38%, 1/15/2020(b)	2,700,000	3,151,548
0.13%, 4/15/2020(b)	7,800,000	8,283,367
0.13%, 4/15/2021(b)	10,500,000	10,979,230
0.63%, 7/15/2021(b)	11,300,000	12,639,305
0.13%, 1/15/2022(b)(c)	7,000,000	7,651,669
0.13%, 7/15/2022(b)	10,550,000	11,370,836
0.13%, 7/15/2024(b)	13,650,000	14,096,078
0.25%, 1/15/2025(b)	5,000,000	5,176,141
0.38%, 7/15/2025(b)	12,000,000	12,518,739
0.13%, 7/15/2026(b)	6,000,000	6,042,749
0.38%, 1/15/2027(b)	10,250,000	10,369,210
0.38%, 7/15/2027(b)	9,250,000	9,250,468

Total U.S. Treasury Obligations (cost $214,231,722)		207,420,897

Total Investments (cost $235,662,529) — 99.0%		228,684,418
Other assets in excess of liabilities — 1.0%		2,230,248

NET ASSETS — 100.0%		$230,914,666

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(b)	Principal amounts are not adjusted for inflation.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	93	3/2019	USD	12,153,938	356,458
U.S. Treasury Ultra Bond	40	3/2019	USD	6,445,000	358,648

					715,106

Short Contracts
U.S. Treasury 5 Year Note	(25)	3/2019	USD	(2,871,484)	(2,798)
U.S. Treasury Long Bond	(155)	3/2019	USD	(22,736,563)	(1,141,411)

					(1,144,209)

					(429,103)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$2,571,707	$—	$2,571,707
Corporate Bond	—	1,987,314	—	1,987,314
Foreign Government Security	—	1,944,370	—	1,944,370
Futures Contracts	715,106	—	—	715,106
Mortgage-Backed Securities	—	3,941,323	—	3,941,323
U.S. Government Agency Securities	—	10,818,807	—	10,818,807
U.S. Treasury Obligations	—	207,420,897	—	207,420,897

Total Assets	$715,106	$228,684,418	$—	$229,399,524

Liabilities:
Futures Contracts	$(1,144,209)	$—	$—	$(1,144,209)

Total Liabilities	$(1,144,209)	$—	$—	$(1,144,209)

Total	$(429,103)	$228,684,418	$—	$228,255,315

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$715,106

Total		$715,106

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,144,209)

Total		$(1,144,209)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.9%

	Shares	Value
AUSTRALIA 7.7%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	305,122	$5,563,902
Bank of Queensland Ltd.	40,530	299,417
Bendigo & Adelaide Bank Ltd.	55,343	433,802
Commonwealth Bank of Australia	186,473	9,494,650
National Australia Bank Ltd.	291,092	5,058,041
Westpac Banking Corp.	363,419	6,498,112

		27,347,924

Beverages 0.1%
Coca-Cola Amatil Ltd.	47,888	292,911
Treasury Wine Estates Ltd.	76,730	861,917

		1,154,828

Biotechnology 0.5%
CSL Ltd.	47,965	6,815,021

Capital Markets 0.3%
ASX Ltd.	21,149	980,953
Macquarie Group Ltd.	34,000	2,886,183

		3,867,136

Chemicals 0.1%
Incitec Pivot Ltd.	161,079	388,290
Orica Ltd.	39,314	491,094

		879,384

Commercial Services & Supplies 0.1%
Brambles Ltd.	166,050	1,285,972

Construction & Engineering 0.0%†
CIMIC Group Ltd.	10,081	329,170

Construction Materials 0.0%†
Boral Ltd.	122,521	441,800

Containers & Packaging 0.1%
Amcor Ltd.	119,309	1,185,579

Diversified Financial Services 0.1%
AMP Ltd.	317,927	523,582
Challenger Ltd.	56,970	300,580

		824,162

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	452,524	1,024,338
TPG Telecom Ltd.	32,780	166,820

		1,191,158

Electric Utilities 0.0%†
AusNet Services	181,656	218,072

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	34,567	350,010

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	106,681	891,816
Goodman Group	175,645	1,490,192
GPT Group (The)	188,194	793,909
Mirvac Group	379,444	662,628
Scentre Group	553,770	1,601,768
Stockland	263,806	725,763
Vicinity Centres	349,408	664,614

		6,830,690

Food & Staples Retailing 0.3%
Coles Group Ltd.*	122,504	1,114,478
Woolworths Group Ltd.	139,641	2,984,569

		4,099,047

Gas Utilities 0.1%
APA Group	129,288	863,800

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	6,329	889,964

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	14,660	605,319
Sonic Healthcare Ltd.	43,185	723,497

		1,328,816

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	59,882	1,074,669
Crown Resorts Ltd.	35,525	308,980
Domino’s Pizza Enterprises Ltd.	5,159	170,912
Flight Centre Travel Group Ltd.	6,272	196,476
Tabcorp Holdings Ltd.	209,426	709,232

		2,460,269

Insurance 0.3%
Insurance Australia Group Ltd.	247,230	1,276,568
Medibank Pvt Ltd.	283,846	541,381
QBE Insurance Group Ltd.	145,366	1,136,416
Suncorp Group Ltd.	139,451	1,318,037

		4,272,402

Interactive Media & Services 0.0%†
REA Group Ltd.	5,448	300,476

IT Services 0.0%†
Computershare Ltd.	48,342	625,528

Metals & Mining 1.9%
Alumina Ltd.	280,582	495,709
BHP Group Ltd.	313,668	7,988,190
BHP Group plc	225,283	5,000,201
BlueScope Steel Ltd.	59,844	543,677
Fortescue Metals Group Ltd.	173,687	713,450
Newcrest Mining Ltd.	80,730	1,438,082
Rio Tinto Ltd.	39,335	2,494,251
Rio Tinto plc	124,976	6,911,979
South32 Ltd.	528,489	1,360,011

		26,945,550

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.	59,475	145,939
Wesfarmers Ltd.	119,574	2,799,841

		2,945,780

Multi-Utilities 0.1%
AGL Energy Ltd.	68,664	1,069,164

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	29,293	572,120
Oil Search Ltd.	150,730	854,837
Origin Energy Ltd.*	187,895	975,172
Santos Ltd.	194,494	917,203
Washington H Soul Pattinson & Co. Ltd.	11,597	221,814
Woodside Petroleum Ltd.	97,485	2,429,683

		5,970,829

Professional Services 0.0%†
SEEK Ltd.	37,325	461,972

Real Estate Management & Development 0.0%†
LendLease Group	62,205	553,061

Road & Rail 0.0%†
Aurizon Holdings Ltd.	212,347	680,174

Transportation Infrastructure 0.2%
Sydney Airport	119,722	571,388
Transurban Group	277,663	2,458,769

		3,030,157

		109,217,895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	32,107	$1,118,274
Raiffeisen Bank International AG	15,470	409,171

		1,527,445

Electric Utilities 0.0%†
Verbund AG	7,331	374,751

Machinery 0.0%†
ANDRITZ AG	7,659	378,135

Metals & Mining 0.0%†
voestalpine AG	11,804	376,721

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,251	806,666

		3,463,718

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	27,118	1,840,609

Beverages 0.4%
Anheuser-Busch InBev SA/NV	80,639	6,157,205

Chemicals 0.1%
Solvay SA	7,766	845,515
Umicore SA(a)	22,207	937,022

		1,782,537

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	8,836	832,879

Diversified Telecommunication Services 0.0%†
Proximus SADP	15,816	424,117

Food & Staples Retailing 0.1%
Colruyt SA	6,227	447,268

Insurance 0.1%
Ageas	18,919	878,933

Media 0.0%†
Telenet Group Holding NV	5,670	262,500

Pharmaceuticals 0.1%
UCB SA	12,885	1,115,742

		13,741,790

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	39,306	449,344

CHINA 0.2%
Auto Components 0.0%†
Minth Group Ltd.	76,000	264,765

Banks 0.1%
BOC Hong Kong Holdings Ltd.	384,100	1,489,369

Biotechnology 0.1%
BeiGene Ltd., ADR*	3,512	454,734

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	239,666	249,775

		2,458,643

COLOMBIA 0.0%†

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	7,135	447,511

DENMARK 1.7%

Banks 0.1%
Danske Bank A/S	75,463	1,396,292

Beverages 0.1%
Carlsberg A/S, Class B	11,452	1,310,039

Biotechnology 0.1%
Genmab A/S*	6,564	953,064

Chemicals 0.2%
Chr Hansen Holding A/S	10,794	1,023,538
Novozymes A/S, Class B	23,046	962,528

		1,986,066

Commercial Services & Supplies 0.0%†
ISS A/S	17,464	494,085

Electric Utilities 0.1%
Orsted A/S Reg. S(b)	19,781	1,423,917

Electrical Equipment 0.1%
Vestas Wind Systems A/S	20,541	1,694,337

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	12,353	1,128,377
William Demant Holding A/S*	11,494	362,948

		1,491,325

Insurance 0.0%†
Tryg A/S	13,375	341,270

Marine 0.1%
AP Moller - Maersk A/S, Class A	393	491,134
AP Moller - Maersk A/S, Class B	696	926,420

		1,417,554

Pharmaceuticals 0.7%
H Lundbeck A/S	7,229	317,035
Novo Nordisk A/S, Class B	192,468	9,026,343

		9,343,378

Road & Rail 0.1%
DSV A/S	20,083	1,601,252

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	11,907	516,528

		23,969,107

FINLAND 1.3%

Auto Components 0.0%†
Nokian Renkaat OYJ	13,450	446,788

Banks 0.2%
Nordea Bank Abp	321,347	2,919,295

Communications Equipment 0.3%
Nokia OYJ	598,489	3,772,612

Diversified Telecommunication Services 0.0%†
Elisa OYJ	14,418	603,414

Electric Utilities 0.1%
Fortum OYJ	45,724	1,037,789

Insurance 0.2%
Sampo OYJ, Class A	48,109	2,202,113

Machinery 0.2%
Kone OYJ, Class B	35,881	1,742,195
Metso OYJ	10,758	315,464
Wartsila OYJ Abp	46,953	764,191

		2,821,850

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	13,398	1,228,236

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	55,833	747,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Paper & Forest Products (continued)
UPM-Kymmene OYJ	57,883	$1,673,668

		2,421,109

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	413,385

		17,866,591

FRANCE 10.6%
Aerospace & Defense 0.9%
Airbus SE	61,729	7,101,658
Dassault Aviation SA	260	387,296
Safran SA	35,467	4,660,770
Thales SA	11,538	1,279,333

		13,429,057

Air Freight & Logistics 0.0%†
Bollore SA	98,051	404,963

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	17,786	1,935,488
Faurecia SA	7,868	345,416
Valeo SA	26,346	825,701

		3,106,605

Automobiles 0.2%
Peugeot SA	64,074	1,616,708
Renault SA	20,687	1,467,666

		3,084,374

Banks 0.7%
BNP Paribas SA	118,917	5,588,551
Credit Agricole SA	119,471	1,365,194
Societe Generale SA	80,480	2,505,327

		9,459,072

Beverages 0.3%
Pernod Ricard SA	22,572	3,749,200
Remy Cointreau SA	2,632	306,172

		4,055,372

Building Products 0.1%
Cie de Saint-Gobain	51,963	1,795,176

Capital Markets 0.1%
Amundi SA Reg. S(b)	6,265	361,015
Natixis SA	98,929	507,639

		868,654

Chemicals 0.4%
Air Liquide SA	45,175	5,487,773
Arkema SA	7,199	685,450

		6,173,223

Commercial Services & Supplies 0.1%
Edenred	26,304	1,068,056
Societe BIC SA	2,829	283,729

		1,351,785

Construction & Engineering 0.5%
Bouygues SA	23,984	849,757
Eiffage SA	8,346	782,390
Vinci SA	54,128	4,771,871

		6,404,018

Construction Materials 0.0%†
Imerys SA	3,788	199,999

Diversified Financial Services 0.1%
Eurazeo SE	4,818	358,420
Wendel SA	3,036	370,795

		729,215

Diversified Telecommunication Services 0.3%
Iliad SA	2,730	313,419
Orange SA	210,634	3,274,208

		3,587,627

Electric Utilities 0.1%
Electricite de France SA	63,492	1,050,260

Electrical Equipment 0.4%
Legrand SA	27,868	1,654,085
Schneider Electric SE	58,334	4,155,972

		5,810,057

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	6,277	342,754

Entertainment 0.3%
Ubisoft Entertainment SA*	8,202	729,873
Vivendi SA	109,965	2,803,474

		3,533,347

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	4,179	427,617
Gecina SA	4,740	696,688
ICADE	3,900	328,746
Klepierre SA	22,418	770,120
Unibail-Rodamco-Westfield	14,560	2,625,940

		4,849,111

Food & Staples Retailing 0.1%
Carrefour SA	62,111	1,229,398
Casino Guichard Perrachon SA	6,181	304,510

		1,533,908

Food Products 0.3%
Danone SA	64,851	4,716,646

Health Care Equipment & Supplies 0.0%†
BioMerieux	4,293	303,937

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,794	905,818
Sodexo SA(a)	9,875	1,029,149

		1,934,967

Household Durables 0.0%†
SEB SA	2,560	393,101

Insurance 0.4%
AXA SA	204,267	4,740,074
CNP Assurances	18,627	423,645
SCOR SE	17,244	725,288

		5,889,007

IT Services 0.2%
Atos SE	10,148	929,223
Capgemini SE	16,721	1,853,257

		2,782,480

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	2,977	328,426

Machinery 0.1%
Alstom SA*	16,994	685,419

Media 0.1%
Eutelsat Communications SA	18,790	398,294
JCDecaux SA	8,113	240,908
Publicis Groupe SA	22,308	1,362,060

		2,001,262

Multi-Utilities 0.3%
Engie SA	192,593	3,088,263
Suez	38,270	490,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Multi-Utilities (continued)
Veolia Environnement SA	58,337	$1,231,795

		4,810,597

Oil, Gas & Consumable Fuels 1.0%
TOTAL SA	254,195	13,948,382

Personal Products 0.5%
L’Oreal SA	26,804	6,457,492

Pharmaceuticals 0.8%
Ipsen SA	3,931	495,267
Sanofi	119,423	10,377,417

		10,872,684

Professional Services 0.1%
Bureau Veritas SA	28,111	625,561
Teleperformance	5,960	1,025,095

		1,650,656

Software 0.1%
Dassault Systemes SE	14,115	1,775,364

Textiles, Apparel & Luxury Goods 1.4%
EssilorLuxottica SA	30,477	3,858,450
Hermes International	3,331	2,003,225
Kering SA	8,019	4,030,508
LVMH Moet Hennessy Louis Vuitton SE	29,429	9,451,989

		19,344,172

Trading Companies & Distributors 0.0%†
Rexel SA	33,835	386,037

Transportation Infrastructure 0.1%
Aeroports de Paris	2,930	561,490
Getlink SE	50,777	743,329

		1,304,819

		151,354,025

GERMANY 8.7%
Aerospace & Defense 0.1%
MTU Aero Engines AG	5,416	1,166,548

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	104,131	3,070,381

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	24,348	614,842

Auto Components 0.1%
Continental AG	11,523	1,815,470

Automobiles 1.0%
Bayerische Motoren Werke AG	34,846	2,929,903
Bayerische Motoren Werke AG (Preference)	5,822	429,489
Daimler AG (Registered)	96,037	5,678,557
Porsche Automobil Holding SE (Preference)	16,675	1,084,119
Volkswagen AG	3,212	558,815
Volkswagen AG (Preference)	19,598	3,333,781

		14,014,664

Banks 0.1%
Commerzbank AG*	109,675	785,837

Capital Markets 0.3%
Deutsche Bank AG (Registered)	212,228	1,881,017
Deutsche Boerse AG	20,392	2,713,959

		4,594,976

Chemicals 0.7%
BASF SE	97,644	7,133,848
Covestro AG Reg. S(b)	21,008	1,158,635
Evonik Industries AG	15,952	435,724
Fuchs Petrolub SE (Preference)	7,939	371,887
LANXESS AG	9,789	538,001
Symrise AG	12,781	1,062,201

		10,700,296

Construction & Engineering 0.0%†
Hochtief AG	2,169	324,010

Construction Materials 0.1%
HeidelbergCement AG	16,253	1,123,060

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered)	353,196	5,737,500
Telefonica Deutschland Holding AG	84,749	296,896
United Internet AG (Registered)	12,944	512,302

		6,546,698

Electrical Equipment 0.0%†
OSRAM Licht AG	10,307	437,893

Food & Staples Retailing 0.0%†
METRO AG	18,069	304,939

Health Care Equipment & Supplies 0.1%
Sartorius AG (Preference)	3,728	558,847
Siemens Healthineers AG Reg. S*(b)	15,912	626,976

		1,185,823

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	23,214	1,711,859
Fresenius SE & Co. KGaA	44,113	2,285,341

		3,997,200

Hotels, Restaurants & Leisure 0.0%†
TUI AG	46,014	697,212

Household Products 0.2%
Henkel AG & Co. KGaA	11,229	1,028,032
Henkel AG & Co. KGaA (Preference)	18,761	1,823,166

		2,851,198

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	22,312	645,631

Industrial Conglomerates 0.6%
Siemens AG (Registered)	81,072	8,888,617

Insurance 1.0%
Allianz SE (Registered)	45,577	9,646,560
Hannover Rueck SE	6,583	948,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,760	3,507,064

		14,101,857

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b)	9,642	355,542
Zalando SE Reg. S*(b)	11,628	354,801

		710,343

IT Services 0.1%
Wirecard AG	12,355	2,046,110

Machinery 0.1%
GEA Group AG	16,466	452,680
KION Group AG	7,439	429,363

		882,043

Media 0.1%
Axel Springer SE	5,054	308,831
ProSiebenSat.1 Media SE	25,056	447,928

		756,759

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Metals & Mining 0.1%
thyssenkrupp AG*	46,053	$815,424

Multi-Utilities 0.3%
E.ON SE	232,251	2,573,805
Innogy SE*	15,576	666,777
RWE AG	56,268	1,392,117

		4,632,699

Personal Products 0.1%
Beiersdorf AG	10,963	1,095,202

Pharmaceuticals 0.6%
Bayer AG (Registered)	99,135	7,510,671
Merck KGaA	13,606	1,426,440

		8,937,111

Real Estate Management & Development 0.4%
Aroundtown SA	83,236	735,842
Deutsche Wohnen SE	38,504	1,921,490
Vonovia SE	51,401	2,576,061

		5,233,393

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	121,702	2,704,455

Software 0.8%
SAP SE	104,199	10,762,502

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	19,826	4,713,260
HUGO BOSS AG	6,962	499,129
Puma SE	870	484,477

		5,696,866

Trading Companies & Distributors 0.1%
Brenntag AG	16,369	772,985

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,796	378,547

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	5,496	227,972

		123,519,563

HONG KONG 3.5%
Banks 0.2%
Bank of East Asia Ltd. (The)	131,750	446,117
Hang Seng Bank Ltd.	80,500	1,859,443

		2,305,560

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	127,600	3,971,903

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	380,420	560,873
PCCW Ltd.	467,000	278,743

		839,616

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	66,500	537,095
CLP Holdings Ltd.	172,000	2,001,069
HK Electric Investments & HK Electric Investments Ltd. Reg. S	277,000	282,082
Power Assets Holdings Ltd.	141,300	954,836

		3,775,082

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	223,051	2,446,158

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	35,400	319,740

Food Products 0.1%
WH Group Ltd. Reg. S(b)	965,000	841,685

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	975,483	2,118,062

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	25,962	560,260
Shangri-La Asia Ltd.	123,333	160,106

		720,366

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	142,000	826,593

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	285,386	2,900,018
Jardine Matheson Holdings Ltd.	22,400	1,484,896
Jardine Matheson Holdings Ltd.	1,200	80,311
Jardine Strategic Holdings Ltd.	21,700	828,072
Jardine Strategic Holdings Ltd.	1,700	65,150
NWS Holdings Ltd.	178,645	409,913

		5,768,360

Insurance 0.8%
AIA Group Ltd.	1,280,400	11,506,497

Real Estate Management & Development 0.9%
CK Asset Holdings Ltd.	272,386	2,310,665
Hang Lung Group Ltd.	84,000	246,290
Hang Lung Properties Ltd.	212,000	462,293
Henderson Land Development Co. Ltd.	145,957	834,381
Hongkong Land Holdings Ltd.	113,800	812,532
Hongkong Land Holdings Ltd.	8,700	62,473
Hysan Development Co. Ltd.	65,673	343,240
Kerry Properties Ltd.	76,500	318,640
New World Development Co. Ltd.	670,829	1,052,391
Sino Land Co. Ltd.	354,200	635,168
Sun Hung Kai Properties Ltd.	167,200	2,824,978
Swire Pacific Ltd., Class A	52,000	614,647
Swire Properties Ltd.	132,000	517,101
Wharf Holdings Ltd. (The)	126,270	380,801
Wharf Real Estate Investment Co. Ltd.	134,270	925,930
Wheelock & Co. Ltd.	91,000	589,115

		12,930,645

Road & Rail 0.1%
MTR Corp. Ltd.	169,714	947,780

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,900	353,524

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	82,500	281,881

		49,953,452

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	184,734

Banks 0.1%
AIB Group plc	93,278	416,745
Bank of Ireland Group plc	106,584	639,082

		1,055,827

Building Products 0.0%†
Kingspan Group plc	16,487	673,988

Construction Materials 0.2%
CRH plc	88,043	2,535,010
James Hardie Industries plc CHDI	49,556	553,044

		3,088,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
IRELAND (continued)
Containers & Packaging 0.1%
Smurfit Kappa Group plc	24,979	$720,627

Food Products 0.1%
Kerry Group plc, Class A	16,506	1,687,262

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	9,034	739,176

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	13,437	635,033

		8,784,701

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,679	330,939

Banks 0.2%
Bank Hapoalim BM	109,778	744,026
Bank Leumi Le-Israel BM	149,996	990,793
Mizrahi Tefahot Bank Ltd.	14,257	265,219

		2,000,038

Chemicals 0.0%†
Israel Chemicals Ltd.	74,024	429,526

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	247,834	198,845

IT Services 0.0%†
Wix.com Ltd.*	4,685	512,305

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR*	104,605	2,076,409

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	4,017	213,916

Software 0.2%
Check Point Software Technologies Ltd.*	13,569	1,518,643
Nice Ltd.*	6,465	711,154

		2,229,797

		7,991,775

ITALY 2.0%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	365,304

Auto Components 0.0%†
Pirelli & C SpA Reg. S*(b)	41,930	273,861

Automobiles 0.1%
Ferrari NV	12,767	1,587,656

Banks 0.5%
Intesa Sanpaolo SpA	1,587,954	3,628,655
Mediobanca Banca di Credito Finanziario SpA	65,147	566,816
UniCredit SpA	213,337	2,465,733

		6,661,204

Beverages 0.0%†
Davide Campari-Milano SpA	60,191	540,610

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,892,470	1,007,246

Electric Utilities 0.4%
Enel SpA	857,253	5,169,670
Terna Rete Elettrica Nazionale SpA	155,241	954,745

		6,124,415

Electrical Equipment 0.1%
Prysmian SpA	27,519	589,680

Insurance 0.2%
Assicurazioni Generali SpA	123,270	2,159,105
Poste Italiane SpA Reg. S(b)	52,848	454,765

		2,613,870

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	271,262	4,594,355
Snam SpA	247,249	1,180,614

		5,774,969

Pharmaceuticals 0.0%†
Recordati SpA	10,928	395,818

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	18,755	706,401

Transportation Infrastructure 0.1%
Atlantia SpA	51,938	1,227,250

		27,868,284

JAPAN 24.4%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	10,100	271,344
Yamato Holdings Co. Ltd.	33,800	899,935

		1,171,279

Airlines 0.1%
ANA Holdings, Inc.	11,500	423,455
Japan Airlines Co. Ltd.	12,874	468,753

		892,208

Auto Components 0.7%
Aisin Seiki Co. Ltd.	17,000	669,919
Bridgestone Corp.	64,300	2,473,176
Denso Corp.	45,900	2,104,704
Koito Manufacturing Co. Ltd.	11,400	684,005
NGK Spark Plug Co. Ltd.	16,800	360,861
Stanley Electric Co. Ltd.	14,700	426,379
Sumitomo Electric Industries Ltd.	82,300	1,169,143
Sumitomo Rubber Industries Ltd.	18,400	255,016
Toyoda Gosei Co. Ltd.	6,700	146,032
Toyota Industries Corp.	15,400	759,598
Yokohama Rubber Co. Ltd. (The)	11,300	239,152

		9,287,985

Automobiles 2.0%
Honda Motor Co. Ltd.	173,400	5,175,100
Isuzu Motors Ltd.	56,400	837,285
Mazda Motor Corp.	62,660	690,746
Mitsubishi Motors Corp.	71,399	441,414
Nissan Motor Co. Ltd.	243,100	2,069,233
Subaru Corp.	66,500	1,558,802
Suzuki Motor Corp.	36,000	1,876,076
Toyota Motor Corp.	242,120	14,878,070
Yamaha Motor Co. Ltd.	29,300	626,085

		28,152,811

Banks 1.6%
Aozora Bank Ltd.	12,400	381,521
Bank of Kyoto Ltd. (The)	5,300	225,379
Chiba Bank Ltd. (The)	63,400	385,495
Concordia Financial Group Ltd.	114,700	471,972
Fukuoka Financial Group, Inc.	16,320	360,365
Japan Post Bank Co. Ltd.	43,500	506,132
Mebuki Financial Group, Inc.	80,630	225,875
Mitsubishi UFJ Financial Group, Inc.	1,239,084	6,667,449
Mizuho Financial Group, Inc.	2,571,719	4,247,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Banks (continued)
Resona Holdings, Inc.	225,801	$1,140,444
Seven Bank Ltd.	64,100	190,863
Shinsei Bank Ltd.	16,800	227,139
Shizuoka Bank Ltd. (The)	45,000	376,939
Sumitomo Mitsui Financial Group, Inc.	141,005	5,242,757
Sumitomo Mitsui Trust Holdings, Inc.	34,376	1,302,989
Yamaguchi Financial Group, Inc.	21,000	213,501

		22,166,538

Beverages 0.3%
Asahi Group Holdings Ltd.	38,100	1,591,223
Coca-Cola Bottlers Japan Holdings, Inc.	14,000	431,615
Kirin Holdings Co. Ltd.	86,000	2,046,814
Suntory Beverage & Food Ltd.	14,100	623,649

		4,693,301

Building Products 0.3%
AGC, Inc.	20,420	691,136
Daikin Industries Ltd.	26,200	2,832,052
LIXIL Group Corp.	28,700	421,952
TOTO Ltd.	15,400	596,791

		4,541,931

Capital Markets 0.3%
Daiwa Securities Group, Inc.	171,200	854,702
Japan Exchange Group, Inc.	54,500	956,705
Nomura Holdings, Inc.	363,300	1,476,068
SBI Holdings, Inc.	24,370	519,038

		3,806,513

Chemicals 1.0%
Air Water, Inc.	17,300	288,129
Asahi Kasei Corp.	136,300	1,492,459
Daicel Corp.	29,000	303,812
Hitachi Chemical Co. Ltd.	9,700	159,355
JSR Corp.	20,700	333,915
Kaneka Corp.	4,700	183,631
Kansai Paint Co. Ltd.	17,800	312,483
Kuraray Co. Ltd.	31,600	484,989
Mitsubishi Chemical Holdings Corp.	139,600	1,196,509
Mitsubishi Gas Chemical Co., Inc.	18,600	293,025
Mitsui Chemicals, Inc.	19,420	485,926
Nippon Paint Holdings Co. Ltd.	16,400	548,392
Nissan Chemical Corp.	12,700	674,243
Nitto Denko Corp.	17,010	959,533
Shin-Etsu Chemical Co. Ltd.	38,500	3,249,137
Showa Denko KK	14,500	485,003
Sumitomo Chemical Co. Ltd.	151,700	789,488
Taiyo Nippon Sanso Corp.	13,700	216,423
Teijin Ltd.	17,760	306,324
Toray Industries, Inc.	150,300	1,113,890
Tosoh Corp.	29,300	415,272

		14,291,938

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	26,850	620,446
Park24 Co. Ltd.	12,700	303,404
Secom Co. Ltd.	22,000	1,838,802
Sohgo Security Services Co. Ltd.	7,900	343,937
Toppan Printing Co. Ltd.	25,000	409,288

		3,515,877

Construction & Engineering 0.2%
JGC Corp.	23,200	353,802
Kajima Corp.	49,600	704,872
Obayashi Corp.	67,900	644,293
Shimizu Corp.	61,100	519,406
Taisei Corp.	21,900	1,027,954

		3,250,327

Construction Materials 0.0%†
Taiheiyo Cement Corp.	12,700	433,923

Consumer Finance 0.0%†
Acom Co. Ltd.	38,600	135,603
AEON Financial Service Co. Ltd.	12,300	238,031
Credit Saison Co. Ltd.	17,000	223,301

		596,935

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	395,387

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	180,138

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	37,300	190,631
ORIX Corp.	138,700	2,089,212
Tokyo Century Corp.	4,500	210,004

		2,489,847

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	73,408	3,150,736

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	65,300	1,031,404
Chugoku Electric Power Co., Inc. (The)	28,100	383,703
Kansai Electric Power Co., Inc. (The)	76,300	1,159,197
Kyushu Electric Power Co., Inc.	39,800	491,921
Tohoku Electric Power Co., Inc.	47,000	635,355
Tokyo Electric Power Co. Holdings, Inc.*	152,100	934,468

		4,636,048

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	12,240	376,766
Mitsubishi Electric Corp.	191,200	2,398,585
Nidec Corp.	23,700	2,841,288

		5,616,639

Electronic Equipment, Instruments & Components 1.3%
Alps Alpine Co. Ltd.	21,500	452,268
Hamamatsu Photonics KK	14,900	532,473
Hirose Electric Co. Ltd.	3,465	371,151
Hitachi High-Technologies Corp.	7,900	284,483
Hitachi Ltd.	101,760	3,193,922
Keyence Corp.	10,336	5,310,003
Kyocera Corp.	34,800	1,954,473
Murata Manufacturing Co. Ltd.	18,900	2,677,866
Nippon Electric Glass Co. Ltd.	10,200	282,982
Omron Corp.	20,100	821,745
Shimadzu Corp.	23,300	534,146
TDK Corp.	13,300	1,047,194
Yaskawa Electric Corp.	24,500	688,914
Yokogawa Electric Corp.	24,800	460,673

		18,612,293

Entertainment 0.4%
DeNA Co. Ltd.	11,700	206,487
Konami Holdings Corp.	10,400	478,517
Nexon Co. Ltd.*	48,800	746,087
Nintendo Co. Ltd.	11,900	3,698,505
Toho Co. Ltd.	11,100	404,151

		5,533,747

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	197	463,443

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Japan Prime Realty Investment Corp.	89	$362,539
Japan Real Estate Investment Corp.	144	843,633
Japan Retail Fund Investment Corp.	291	596,089
Nippon Building Fund, Inc.	138	892,121
Nippon Prologis REIT, Inc.	190	414,453
Nomura Real Estate Master Fund, Inc.	406	581,286
United Urban Investment Corp.	330	526,425

		4,679,989

Food & Staples Retailing 0.5%
Aeon Co. Ltd.	63,300	1,287,470
FamilyMart UNY Holdings Co. Ltd.	6,800	796,300
Lawson, Inc.	5,700	351,191
Seven & i Holdings Co. Ltd.	80,000	3,482,199
Sundrug Co. Ltd.	8,200	261,827
Tsuruha Holdings, Inc.	3,700	342,216
Welcia Holdings Co. Ltd.	5,100	193,507

		6,714,710

Food Products 0.4%
Ajinomoto Co., Inc.	48,000	829,172
Calbee, Inc.	9,100	291,857
Kikkoman Corp.	15,800	837,830
MEIJI Holdings Co. Ltd.	12,698	981,141
NH Foods Ltd.	10,200	403,489
Nisshin Seifun Group, Inc.	20,652	415,768
Nissin Foods Holdings Co. Ltd.	6,900	438,066
Toyo Suisan Kaisha Ltd.	9,500	340,781
Yakult Honsha Co. Ltd.	12,900	856,775
Yamazaki Baking Co. Ltd.	12,500	244,668

		5,639,547

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	39,180	772,805
Toho Gas Co. Ltd.	7,200	307,933
Tokyo Gas Co. Ltd.	40,880	1,073,072

		2,153,810

Health Care Equipment & Supplies 0.5%
Asahi Intecc Co. Ltd.	10,500	457,312
Hoya Corp.	40,300	2,333,441
Olympus Corp.	31,300	1,289,594
Sysmex Corp.	18,100	1,007,270
Terumo Corp.	32,000	1,824,896

		6,912,513

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	20,500	564,759
Medipal Holdings Corp.	19,000	438,744
Suzuken Co. Ltd.	7,180	377,164

		1,380,667

Health Care Technology 0.0%†
M3, Inc.	44,200	639,496

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	7,024	310,727
Oriental Land Co. Ltd.	21,000	2,146,765

		2,457,492

Household Durables 0.9%
Casio Computer Co. Ltd.	19,300	256,720
Iida Group Holdings Co. Ltd.	15,600	284,005
Nikon Corp.	35,000	599,812
Panasonic Corp.	231,102	2,256,851
Rinnai Corp.	3,500	231,455
Sekisui Chemical Co. Ltd.	40,300	626,842
Sekisui House Ltd.	65,200	973,667
Sharp Corp.	19,700	208,716
Sony Corp.	134,600	6,770,010

		12,208,078

Household Products 0.2%
Lion Corp.	24,000	499,080
Pigeon Corp.	12,400	485,769
Unicharm Corp.	42,200	1,301,021

		2,285,870

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	389,462

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	9,800	403,863
Seibu Holdings, Inc.	25,000	433,251
Toshiba Corp.	70,070	2,217,037

		3,054,151

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	113,600	1,836,121
Japan Post Holdings Co. Ltd.	166,600	2,045,374
MS&AD Insurance Group Holdings, Inc.	49,555	1,471,759
Sompo Holdings, Inc.	34,625	1,299,442
Sony Financial Holdings, Inc.	19,800	375,194
T&D Holdings, Inc.	60,900	753,288
Tokio Marine Holdings, Inc.	71,100	3,471,100

		11,252,278

Interactive Media & Services 0.1%
Kakaku.com, Inc.	14,600	255,626
LINE Corp.*(a)	7,500	262,418
Yahoo Japan Corp.	307,500	830,826

		1,348,870

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	93,400	702,673
ZOZO, Inc.	21,200	427,244

		1,129,917

IT Services 0.3%
Fujitsu Ltd.	20,310	1,357,017
Nomura Research Institute Ltd.	11,818	482,041
NTT Data Corp.	69,200	824,470
Obic Co. Ltd.	7,100	670,552
Otsuka Corp.	11,500	372,362

		3,706,442

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	21,049	926,983
Sankyo Co. Ltd.	4,900	189,467
Sega Sammy Holdings, Inc.	19,300	271,216
Shimano, Inc.	7,700	1,076,365
Yamaha Corp.	14,500	634,460

		3,098,491

Machinery 1.3%
Amada Holdings Co. Ltd.	35,600	357,129
Daifuku Co. Ltd.	10,200	510,650
FANUC Corp.	20,400	3,440,970
Hino Motors Ltd.	28,800	288,619
Hitachi Construction Machinery Co. Ltd.	11,500	290,345
Hoshizaki Corp.	6,000	427,106
IHI Corp.	16,600	524,360
JTEKT Corp.	22,900	296,398
Kawasaki Heavy Industries Ltd.	14,320	359,752
Komatsu Ltd.	96,900	2,461,974
Kubota Corp.	104,300	1,642,304
Kurita Water Industries Ltd.	9,400	238,329
Makita Corp.	23,500	831,767
MINEBEA MITSUMI, Inc.	42,300	693,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Machinery (continued)
MISUMI Group, Inc.	30,600	$698,035
Mitsubishi Heavy Industries Ltd.	33,020	1,275,511
Nabtesco Corp.	11,700	308,240
NGK Insulators Ltd.	28,600	438,694
NSK Ltd.	40,300	392,025
SMC Corp.	6,000	1,969,830
Sumitomo Heavy Industries Ltd.	12,600	425,439
THK Co. Ltd.	13,300	315,468

		18,186,522

Marine 0.0%†
Mitsui OSK Lines Ltd.	12,800	318,898
Nippon Yusen KK	15,140	253,029

		571,927

Media 0.1%
CyberAgent, Inc.	10,600	343,096
Dentsu, Inc.	23,361	1,107,965
Hakuhodo DY Holdings, Inc.	26,200	402,290

		1,853,351

Metals & Mining 0.3%
Hitachi Metals Ltd.	24,400	273,219
JFE Holdings, Inc.	53,900	948,827
Kobe Steel Ltd.	35,000	279,950
Maruichi Steel Tube Ltd.	5,800	185,913
Mitsubishi Materials Corp.	11,800	337,057
Nippon Steel & Sumitomo Metal Corp.	79,106	1,461,988
Sumitomo Metal Mining Co. Ltd.	24,400	702,940

		4,189,894

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.	35,978	369,620
J Front Retailing Co. Ltd.	22,600	258,638
Marui Group Co. Ltd.	20,400	413,293
Pan Pacific International Holdings Corp.	13,200	767,209
Ryohin Keikaku Co. Ltd.	2,500	592,439
Takashimaya Co. Ltd.	15,000	203,347

		2,604,546

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	14,200	498,701
Inpex Corp.	110,900	1,059,135
JXTG Holdings, Inc.	339,717	1,840,215
Showa Shell Sekiyu KK	22,300	329,382

		3,727,433

Paper & Forest Products 0.0%†
Oji Holdings Corp.	94,000	543,636

Personal Products 0.5%
Kao Corp.	52,700	3,713,850
Kobayashi Pharmaceutical Co. Ltd.	5,200	329,808
Kose Corp.	3,200	470,147
Pola Orbis Holdings, Inc.	9,600	286,155
Shiseido Co. Ltd.	40,000	2,379,376

		7,179,336

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	196,800	2,911,087
Chugai Pharmaceutical Co. Ltd.	23,500	1,385,655
Daiichi Sankyo Co. Ltd.	59,700	2,066,807
Eisai Co. Ltd.	26,300	2,040,212
Hisamitsu Pharmaceutical Co., Inc.	6,500	331,443
Kyowa Hakko Kirin Co. Ltd.	27,800	531,065
Mitsubishi Tanabe Pharma Corp.	28,200	440,788
Ono Pharmaceutical Co. Ltd.	39,900	868,890
Otsuka Holdings Co. Ltd.	40,600	1,665,940
Santen Pharmaceutical Co. Ltd.	40,000	551,142
Shionogi & Co. Ltd.	28,800	1,768,563
Sumitomo Dainippon Pharma Co. Ltd.	17,700	416,785
Taisho Pharmaceutical Holdings Co. Ltd.	3,970	401,545
Takeda Pharmaceutical Co. Ltd.	157,797	6,366,491

		21,746,413

Professional Services 0.2%
Persol Holdings Co. Ltd.	18,400	326,835
Recruit Holdings Co. Ltd.	117,000	3,131,083

		3,457,918

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	186,990
Daito Trust Construction Co. Ltd.	7,700	1,071,301
Daiwa House Industry Co. Ltd.	61,000	1,977,290
Hulic Co. Ltd.	33,700	310,436
Mitsubishi Estate Co. Ltd.	124,500	2,201,711
Mitsui Fudosan Co. Ltd.	93,600	2,268,462
Nomura Real Estate Holdings, Inc.	13,000	252,287
Sumitomo Realty & Development Co. Ltd.	38,000	1,449,277
Tokyu Fudosan Holdings Corp.	58,600	319,649

		10,037,403

Road & Rail 1.0%
Central Japan Railway Co.	15,200	3,280,433
East Japan Railway Co.	32,490	3,005,151
Hankyu Hanshin Holdings, Inc.	25,200	898,425
Keikyu Corp.	25,500	433,793
Keio Corp.	11,180	640,199
Keisei Electric Railway Co. Ltd.	13,400	424,603
Kintetsu Group Holdings Co. Ltd.	18,550	808,315
Kyushu Railway Co.	16,700	568,969
Nagoya Railroad Co. Ltd.	19,000	500,600
Nippon Express Co. Ltd.	7,850	496,395
Odakyu Electric Railway Co. Ltd.	30,150	676,992
Tobu Railway Co. Ltd.	19,100	538,541
Tokyu Corp.	51,650	882,315
West Japan Railway Co.	17,000	1,238,019

		14,392,750

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	3,000	443,271
Renesas Electronics Corp.*	87,800	503,903
Rohm Co. Ltd.	9,400	659,977
SUMCO Corp.	24,300	336,038
Tokyo Electron Ltd.	16,400	2,358,872

		4,302,061

Software 0.1%
Oracle Corp. Japan	4,100	298,457
Trend Micro, Inc.	12,100	642,982

		941,439

Specialty Retail 0.4%
ABC-Mart, Inc.	3,800	217,712
Fast Retailing Co. Ltd.	6,100	2,794,079
Hikari Tsushin, Inc.	2,300	368,325
Nitori Holdings Co. Ltd.	8,500	1,105,476
Shimamura Co. Ltd.	2,400	207,416
USS Co. Ltd.	24,000	419,757
Yamada Denki Co. Ltd.	63,600	313,024

		5,425,789

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	23,700	398,921
Canon, Inc.	107,400	3,073,633
FUJIFILM Holdings Corp.	40,500	1,736,424
Konica Minolta, Inc.	49,700	498,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Technology Hardware, Storage & Peripherals (continued)
NEC Corp.	28,400	$951,994
Ricoh Co. Ltd.	68,400	727,932
Seiko Epson Corp.	28,400	450,701

		7,838,568

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	266,820

Tobacco 0.2%
Japan Tobacco, Inc.	115,900	2,927,155

Trading Companies & Distributors 1.0%
ITOCHU Corp.	148,700	2,720,145
Marubeni Corp.	169,500	1,318,309
Mitsubishi Corp.	143,800	4,201,482
Mitsui & Co. Ltd.	175,100	2,861,542
MonotaRO Co. Ltd.	13,500	286,947
Sumitomo Corp.	117,800	1,819,475
Toyota Tsusho Corp.	23,300	741,184

		13,949,084

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	5,600	214,188
Kamigumi Co. Ltd.	12,500	276,459

		490,647

Wireless Telecommunication Services 1.2%
KDDI Corp.	188,600	4,719,456
NTT DOCOMO, Inc.	140,800	3,371,467
Softbank Corp.*	177,400	2,187,268
SoftBank Group Corp.	87,500	6,865,985

		17,144,176

		348,245,052

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	52,219	653,600

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,225	494,609

Media 0.1%
RTL Group SA	4,240	231,844
SES SA, FDR	37,507	765,302

		997,146

Metals & Mining 0.1%
ArcelorMittal	72,114	1,674,207

		3,819,562

MACAU 0.3%
Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.	254,000	1,787,496
MGM China Holdings Ltd.	94,000	181,493
Sands China Ltd.	248,700	1,188,990
SJM Holdings Ltd.	238,000	249,774
Wynn Macau Ltd.	170,000	422,254

		3,830,007

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc*(c)(d)(e)	1,554,139	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	301,316

NETHERLANDS 4.6%
Banks 0.4%
ABN AMRO Group NV, CVA Reg. S(b)	43,814	1,092,009
ING Groep NV	413,775	4,900,150

		5,992,159

Beverages 0.2%
Heineken Holding NV	11,955	1,039,411
Heineken NV	27,765	2,495,598

		3,535,009

Chemicals 0.3%
Akzo Nobel NV	23,472	2,028,782
Koninklijke DSM NV	19,018	1,781,724

		3,810,506

Diversified Financial Services 0.0%†
EXOR NV	11,029	704,846

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	361,945	1,115,140

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	133,032	3,508,335

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	100,142	3,941,510

Insurance 0.2%
Aegon NV	189,916	977,219
NN Group NV	32,630	1,381,862

		2,359,081

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV	6,967	354,893
Royal Dutch Shell plc, Class A	487,208	15,112,054
Royal Dutch Shell plc, Class B	396,434	12,331,835

		27,798,782

Professional Services 0.2%
Randstad NV	12,905	623,846
Wolters Kluwer NV	31,013	1,932,469

		2,556,315

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	43,551	7,668,074
NXP Semiconductors NV	36,401	3,167,979

		10,836,053

		66,157,736

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.*	98,306	339,746

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	199,005	557,774

Food Products 0.1%
a2 Milk Co. Ltd.*	76,684	670,500

Health Care Equipment & Supplies 0.0%†
Fisher & Paykel Healthcare Corp. Ltd.	56,363	492,401

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	43,017	311,606

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	350,656

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	99,568	505,837

		3,228,520

NORWAY 0.7%
Banks 0.1%
DNB ASA	102,464	1,818,110

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
NORWAY (continued)
Chemicals 0.1%
Yara International ASA	18,267	$755,229

Diversified Telecommunication Services 0.1%
Telenor ASA	79,983	1,513,194

Food Products 0.1%
MOWI ASA	45,657	1,006,199
Orkla ASA	82,124	661,743

		1,667,942

Insurance 0.0%†
Gjensidige Forsikring ASA	19,306	333,041

Media 0.0%†
Schibsted ASA, Class B	10,371	329,243

Metals & Mining 0.1%
Norsk Hydro ASA	140,216	647,553

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	11,325	376,094
Equinor ASA	123,087	2,808,106

		3,184,200

		10,248,512

PORTUGAL 0.2%

Electric Utilities 0.1%
EDP - Energias de Portugal SA	280,422	1,024,279

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	26,204	371,183

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	51,115	797,259

		2,192,721

SINGAPORE 1.3%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	164,200	454,145

Airlines 0.0%†
Singapore Airlines Ltd.	56,413	404,808

Banks 0.6%
DBS Group Holdings Ltd.	192,750	3,430,197
Oversea-Chinese Banking Corp. Ltd.	340,789	2,918,227
United Overseas Bank Ltd.	143,562	2,690,564

		9,038,988

Capital Markets 0.0%†
Singapore Exchange Ltd.	83,700	475,465

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	11,226	315,318

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	861,503	1,935,619

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	28,600	346,350

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	286,175	582,773
CapitaLand Commercial Trust	259,886	363,161
CapitaLand Mall Trust	267,800	477,664
Suntec REIT	211,000	302,705

		1,726,303

Food Products 0.1%
Golden Agri-Resources Ltd.	737,871	139,959
Wilmar International Ltd.	201,358	499,135

		639,094

Hotels, Restaurants & Leisure 0.1%
Genting Singapore Ltd.	649,217	531,757

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	145,100	657,611
Sembcorp Industries Ltd.	103,843	199,737

		857,348

Media 0.0%†
Singapore Press Holdings Ltd.	170,700	318,598

Real Estate Management & Development 0.1%
CapitaLand Ltd.	257,845	638,107
City Developments Ltd.	44,799	305,994
UOL Group Ltd.	52,313	258,158

		1,202,259

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	408,856

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	267,733

		18,922,641

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	76,139	489,371

Metals & Mining 0.2%
Anglo American plc(a)	111,018	2,833,116

		3,322,487

SPAIN 3.0%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	710,013	4,206,379
Banco de Sabadell SA	611,625	700,547
Banco Santander SA	1,718,371	8,138,236
Bankia SA	129,915	378,177
Bankinter SA	73,697	574,880
CaixaBank SA	385,701	1,457,712

		15,455,931

Biotechnology 0.1%
Grifols SA	31,036	809,147

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	26,144	1,081,606
Ferrovial SA	50,168	1,124,660

		2,206,266

Diversified Telecommunication Services 0.3%
Telefonica SA	493,179	4,234,824

Electric Utilities 0.5%
Endesa SA	35,178	879,111
Iberdrola SA	660,206	5,444,749
Red Electrica Corp. SA	46,906	1,079,534

		7,403,394

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA*	24,915	353,433

Gas Utilities 0.1%
Naturgy Energy Group SA	36,924	1,029,936

Insurance 0.0%†
Mapfre SA	114,197	317,610

IT Services 0.2%
Amadeus IT Group SA	46,657	3,389,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
SPAIN (continued)
Oil, Gas & Consumable Fuels 0.2%
Enagas SA	21,065	$613,463
Repsol SA	149,079	2,618,521

		3,231,984

Specialty Retail 0.2%
Industria de Diseno Textil SA	116,339	3,244,930

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	7,282	1,257,548

		42,934,728

SWEDEN 2.4%
Banks 0.4%
Skandinaviska Enskilda Banken AB, Class A	170,936	1,792,282
Svenska Handelsbanken AB, Class A	163,701	1,777,756
Swedbank AB, Class A	96,003	2,177,271

		5,747,309

Building Products 0.1%
Assa Abloy AB, Class B	108,238	2,016,890

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	33,671	541,544

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	325,272	2,897,069

Construction & Engineering 0.0%†
Skanska AB, Class B	35,543	621,758

Diversified Financial Services 0.2%
Industrivarden AB, Class C	18,168	374,405
Investor AB, Class B	48,097	2,112,694
Kinnevik AB, Class B	24,215	591,268
L E Lundbergforetagen AB, Class B	8,662	267,310

		3,345,677

Diversified Telecommunication Services 0.1%
Telia Co. AB	294,997	1,285,771

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	27,047	1,319,834

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	7,862	276,533

Household Durables 0.1%
Electrolux AB Series B	24,933	591,017
Husqvarna AB, Class B	43,383	330,850

		921,867

Household Products 0.1%
Essity AB, Class B	65,706	1,817,582

Machinery 0.7%
Alfa Laval AB	30,336	687,363
Atlas Copco AB, Class A*	70,493	1,833,870
Atlas Copco AB, Class B*	42,295	1,009,688
Epiroc AB, Class A*	70,698	680,120
Epiroc AB, Class B*	42,295	379,592
Sandvik AB	118,617	1,891,085
SKF AB, Class B	42,452	712,193
Volvo AB, Class B	164,656	2,365,614

		9,559,525

Metals & Mining 0.1%
Boliden AB*	28,585	716,420

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	18,331	585,717

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B(a)	94,970	1,476,315

Tobacco 0.1%
Swedish Match AB	18,453	826,472

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	52,379	654,066

		34,610,349

SWITZERLAND 9.0%
Beverages 0.0%†
Coca-Cola HBC AG*	21,178	711,195

Building Products 0.1%
Geberit AG (Registered)	3,852	1,505,827

Capital Markets 0.8%
Credit Suisse Group AG (Registered)*	270,785	3,281,922
Julius Baer Group Ltd.*	22,992	923,978
Partners Group Holding AG	1,851	1,273,761
UBS Group AG (Registered)*	407,167	5,277,422

		10,757,083

Chemicals 0.4%
Clariant AG (Registered)*	20,877	415,120
EMS-Chemie Holding AG (Registered)	883	441,481
Givaudan SA (Registered)	994	2,411,154
Sika AG (Registered)(a)	13,649	1,802,610

		5,070,365

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	50,923	2,395,196

Diversified Financial Services 0.0%†
Pargesa Holding SA	4,425	349,448

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,699	1,293,692

Electrical Equipment 0.3%
ABB Ltd. (Registered)	196,096	3,747,118

Food Products 2.1%
Barry Callebaut AG (Registered)	237	403,086
Chocoladefabriken Lindt & Spruengli AG	117	744,893
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	733,899
Nestle SA (Registered)	324,747	28,285,605

		30,167,483

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	5,911	1,107,727
Straumann Holding AG (Registered)	1,112	806,561

		1,914,288

Insurance 0.7%
Baloise Holding AG (Registered)	5,226	808,559
Swiss Life Holding AG (Registered)*	3,656	1,508,008
Swiss Re AG	32,086	3,077,703
Zurich Insurance Group AG*	16,170	5,079,144

		10,473,414

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	7,818	2,065,974

Machinery 0.1%
Schindler Holding AG	4,118	876,470
Schindler Holding AG (Registered)	2,152	454,981

		1,331,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,993	$811,410

Metals & Mining 0.3%
Glencore plc*	1,210,548	4,920,839

Pharmaceuticals 2.8%
Novartis AG (Registered)	229,860	20,060,756
Roche Holding AG	74,488	19,785,723
Vifor Pharma AG	5,095	647,870

		40,494,349

Professional Services 0.2%
Adecco Group AG (Registered)	16,435	823,079
SGS SA (Registered)	553	1,334,738

		2,157,817

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	8,230	697,175

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	74,655	1,184,505

Software 0.1%
Temenos AG (Registered)*	6,636	897,243

Specialty Retail 0.0%†
Dufry AG (Registered)*	3,455	345,758

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)(a)	55,491	3,828,425
Swatch Group AG (The)	3,327	956,998
Swatch Group AG (The) (Registered)	5,834	325,442

		5,110,865

		128,402,495

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc	10,900	368,590

UNITED KINGDOM 14.0%
Aerospace & Defense 0.3%
BAE Systems plc	333,962	2,243,556
Meggitt plc	78,513	531,710
Rolls-Royce Holdings plc*	180,336	2,094,918

		4,870,184

Air Freight & Logistics 0.0%†
Royal Mail plc	96,681	340,301

Airlines 0.1%
easyJet plc	16,834	279,287
International Consolidated Airlines Group SA	66,483	562,434

		841,721

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	115,507	1,973,273

Banks 2.2%
Barclays plc	1,818,696	3,777,727
HSBC Holdings plc	2,110,563	17,707,592
Lloyds Banking Group plc	7,557,024	5,751,843
Royal Bank of Scotland Group plc	501,944	1,587,760
Standard Chartered plc	293,900	2,369,898

		31,194,820

Beverages 0.8%
Coca-Cola European Partners plc	23,756	1,130,311
Diageo plc	260,772	9,943,588

		11,073,899

Capital Markets 0.3%
3i Group plc	103,298	1,153,241
Hargreaves Lansdown plc	28,891	619,787
London Stock Exchange Group plc	32,683	1,964,872
Schroders plc	13,717	470,295
St James’s Place plc	58,267	717,770

		4,925,965

Chemicals 0.1%
Croda International plc	13,717	868,491
Johnson Matthey plc	20,761	828,678

		1,697,169

Commercial Services & Supplies 0.0%†
Babcock International Group plc	27,134	189,040
G4S plc	169,604	435,378

		624,418

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	258,082	852,854

Diversified Telecommunication Services 0.2%
BT Group plc	893,015	2,723,611

Electric Utilities 0.1%
SSE plc	105,770	1,624,344

Electrical Equipment 0.1%
Melrose Industries plc	531,199	1,177,777

Energy Equipment & Services 0.0%†
John Wood Group plc	71,066	504,018

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	101,816	766,250
Hammerson plc	75,922	370,579
Land Securities Group plc	78,048	886,697
Segro plc	109,321	928,268

		2,951,794

Food & Staples Retailing 0.3%
J Sainsbury plc	191,638	717,188
Tesco plc	1,035,133	3,030,215
Wm Morrison Supermarkets plc	230,505	708,627

		4,456,030

Food Products 0.1%
Associated British Foods plc	38,672	1,211,677

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(b)	143,788	269,497
Smith & Nephew plc	91,374	1,721,202

		1,990,699

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	168,480	3,604,692
GVC Holdings plc	57,623	507,954
InterContinental Hotels Group plc	17,847	1,017,192
Merlin Entertainments plc Reg. S(b)	81,080	359,776
Whitbread plc	19,466	1,248,633

		6,738,247

Household Durables 0.2%
Barratt Developments plc	112,080	791,897
Berkeley Group Holdings plc	13,549	667,569
Persimmon plc	34,207	1,066,679
Taylor Wimpey plc	326,529	708,000

		3,234,145

Household Products 0.4%
Reckitt Benckiser Group plc	71,386	5,494,345

Industrial Conglomerates 0.1%
DCC plc	10,644	869,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Industrial Conglomerates (continued)
Smiths Group plc	40,000	$758,695

		1,628,645

Insurance 0.8%
Admiral Group plc	22,413	609,339
Aviva plc	413,116	2,246,275
Direct Line Insurance Group plc	145,090	641,222
Legal & General Group plc	623,081	2,122,145
Prudential plc	273,787	5,341,719
RSA Insurance Group plc	103,117	694,314

		11,655,014

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(b)	104,909	629,417

Machinery 0.1%
CNH Industrial NV	109,681	1,075,620
Weir Group plc (The)	27,515	544,188

		1,619,808

Media 0.3%
Informa plc	135,558	1,203,310
ITV plc	385,761	654,818
Pearson plc	80,583	958,395
WPP plc	130,791	1,493,558

		4,310,081

Multiline Retail 0.1%
Marks & Spencer Group plc	178,552	676,739
Next plc	15,369	977,178

		1,653,917

Multi-Utilities 0.4%
Centrica plc	594,307	1,063,778
National Grid plc	363,684	3,953,664

		5,017,442

Oil, Gas & Consumable Fuels 1.0%
BP plc	2,118,097	14,434,934

Paper & Forest Products 0.1%
Mondi plc	39,105	944,877

Personal Products 1.1%
Unilever NV, CVA	163,456	8,732,383
Unilever plc	119,208	6,245,269

		14,977,652

Pharmaceuticals 1.4%
AstraZeneca plc	134,307	9,729,524
GlaxoSmithKline plc	525,873	10,216,020

		19,945,544

Professional Services 0.6%
Experian plc	97,097	2,434,302
Intertek Group plc	17,297	1,114,260
RELX plc	209,505	4,638,128

		8,186,690

Software 0.1%
Micro Focus International plc	46,036	877,956
Sage Group plc (The)	114,511	940,116

		1,818,072

Specialty Retail 0.1%
Kingfisher plc	235,043	686,606

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	44,642	1,056,497

Tobacco 0.8%
British American Tobacco plc	244,500	8,626,566
Imperial Brands plc	101,065	3,348,801

		11,975,367

Trading Companies & Distributors 0.2%
Ashtead Group plc	51,970	1,317,103
Bunzl plc	36,504	1,150,107

		2,467,210

Water Utilities 0.1%
Severn Trent plc	25,630	672,073
United Utilities Group plc	69,084	753,228

		1,425,301

Wireless Telecommunication Services 0.4%
Vodafone Group plc	2,828,307	5,151,780

		200,086,145

UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.1%
Carnival plc	18,157	1,025,598

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	24,288	895,499

Trading Companies & Distributors 0.1%
Ferguson plc	24,030	1,607,598

		3,528,695

Total Common Stocks (cost $1,246,619,749)		1,411,285,955

Rights 0.0%†
	Number of Rights	Value
SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring at an exercise price of $0.00 on 2/6/2019*	26,144	14,349

Total Rights (cost $13,595)		14,349

Short-Term Investment 0.0%†
	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32% (f)(g)	156,130	156,130

Total Short-Term Investment (cost $156,130)		156,130

Repurchase Agreements 0.1%
	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $1,552,406, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $1,591,059.(g)	$1,552,295	1,552,295
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $40,579, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $41,388.(g)	40,576	40,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $1,592,871)	$1,592,871

Total Investments (cost $1,248,382,345) — 99.0%	1,413,049,305
Other assets in excess of liabilities — 1.0%	14,491,240

NET ASSETS — 100.0%	$1,427,540,545

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $11,692,612, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $156,130 and $1,592,871, respectively, and by $12,555,960 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $14,304,961.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $9,459,444 which represents 0.66% of net assets.

(c)	Fair valued security.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Value determined using significant unobservable inputs.
(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $1,749,001.
†	Amount rounds to less than 0.1%. Asset Types

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Futures contracts outstanding as of January 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	170	3/2019	EUR	6,133,224	203,393
FTSE 100 Index	41	3/2019	GBP	3,711,861	49,380
SGX Nikkei 225 Index	37	3/2019	JPY	3,523,365	136,046
SPI 200 Index	16	3/2019	AUD	1,687,571	52,444

					441,263

At January 31, 2019, the Fund has $818,717 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$20,616,177	$—	$20,616,177
Air Freight & Logistics	—	4,986,924	—	4,986,924
Airlines	—	2,938,313	—	2,938,313
Auto Components	—	15,195,474	—	15,195,474
Automobiles	—	48,812,778	—	48,812,778
Banks	—	150,202,327	—	150,202,327
Beverages	1,130,311	32,101,147	—	33,231,458
Biotechnology	454,734	8,577,232	—	9,031,966
Building Products	—	10,533,812	—	10,533,812
Capital Markets	—	33,757,066	—	33,757,066
Chemicals	—	47,576,239	—	47,576,239
Commercial Services & Supplies	—	7,813,681	—	7,813,681
Communications Equipment	—	6,669,681	—	6,669,681
Construction & Engineering	—	13,135,549	—	13,135,549
Construction Materials	339,746	7,682,032	—	8,021,778
Consumer Finance	—	596,935	—	596,935
Containers & Packaging	—	2,301,593	—	2,301,593
Distributors	—	315,318	—	315,318
Diversified Consumer Services	—	180,138	—	180,138
Diversified Financial Services	—	10,128,928	—	10,128,928
Diversified Telecommunication Services	557,774	31,651,308	—	32,209,082
Electric Utilities	—	28,692,351	—	28,692,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$—	$19,426,934	$—	$19,426,934
Electronic Equipment, Instruments & Components	—	20,621,231	—	20,621,231
Energy Equipment & Services	—	1,507,628	—	1,507,628
Entertainment	—	9,067,094	—	9,067,094
Equity Real Estate Investment Trusts (REITs)	—	23,484,045	—	23,484,045
Food & Staples Retailing	—	22,031,693	—	22,031,693
Food Products	670,500	46,571,336	—	47,241,836
Gas Utilities	—	6,165,608	—	6,165,608
Health Care Equipment & Supplies	—	19,122,460	—	19,122,460
Health Care Providers & Services	311,606	7,075,273	—	7,386,879
Health Care Technology	—	639,496	—	639,496
Hotels, Restaurants & Leisure	560,260	20,574,831	—	21,135,091
Household Durables	—	17,583,784	—	17,583,784
Household Products	—	12,448,995	—	12,448,995
Independent Power and Renewable Electricity Producers	—	1,385,749	—	1,385,749
Industrial Conglomerates	2,312,968	17,884,153	—	20,197,121
Insurance	—	78,196,387	—	78,196,387
Interactive Media & Services	—	2,278,763	—	2,278,763
Internet & Direct Marketing Retail	—	1,840,260	—	1,840,260
IT Services	512,305	12,550,285	—	13,062,590
Leisure Products	—	3,098,491	—	3,098,491
Life Sciences Tools & Services	—	3,784,508	—	3,784,508
Machinery	—	35,714,528	—	35,714,528
Marine	—	2,800,891	—	2,800,891
Media	—	10,828,940	—	10,828,940
Metals & Mining	—	43,870,384	—	43,870,384
Multiline Retail	—	7,204,243	—	7,204,243
Multi-Utilities	—	15,529,902	—	15,529,902
Oil, Gas & Consumable Fuels	—	81,489,391	—	81,489,391
Paper & Forest Products	—	3,909,622	—	3,909,622
Personal Products	—	29,709,682	—	29,709,682
Pharmaceuticals	2,076,409	113,264,424	—	115,340,833
Professional Services	—	18,471,368	—	18,471,368
Real Estate Management & Development	812,532	30,055,320	—	30,867,852
Road & Rail	—	18,030,812	—	18,030,812
Semiconductors & Semiconductor Equipment	3,167,979	16,212,619	—	19,380,598
Software	1,518,643	16,905,774	—	18,424,417
Specialty Retail	—	11,179,398	—	11,179,398
Technology Hardware, Storage & Peripherals	—	7,838,568	—	7,838,568
Textiles, Apparel & Luxury Goods	—	32,980,030	—	32,980,030
Tobacco	—	15,728,994	—	15,728,994
Trading Companies & Distributors	635,033	19,182,914	—	19,817,947
Transportation Infrastructure	505,837	7,956,701	—	8,462,538
Water Utilities	—	1,425,301	—	1,425,301
Wireless Telecommunication Services	2,187,268	21,438,237	—	23,625,505

Total Common Stocks	$17,753,905	$1,393,532,050	$—	$1,411,285,955

Futures Contracts	441,263	—	—	441,263
Repurchase Agreements	—	1,592,871	—	1,592,871
Rights	14,349	—	—	14,349
Short-Term Investment	156,130	—	—	156,130

Total	$18,365,647	$1,395,124,921	$—	$1,413,490,568

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2019, the Fund held one international common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019.

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$441,263

Total		$441,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 94.2%

	Shares	Value
AUSTRALIA 4.0%
Capital Markets 0.2%
IOOF Holdings Ltd.(a)	250,459	$917,650

Chemicals 0.4%
Nufarm Ltd.	358,942	1,631,014

Containers & Packaging 0.7%
Orora Ltd.	1,404,172	3,228,040

Insurance 0.8%
AUB Group Ltd.	368,782	3,174,121

Oil, Gas & Consumable Fuels 0.6%
Beach Energy Ltd.	170,470	222,141
FAR Ltd.*(a)	3,708,239	156,356
Karoon Energy Ltd.*(a)	554,768	341,483
Viva Energy Group Ltd. Reg. S*(b)	191,731	256,992
Whitehaven Coal Ltd.	365,504	1,318,810

		2,295,782

Software 0.9%
Bravura Solutions Ltd.	1,181,958	3,610,081
WiseTech Global Ltd.	29,808	443,840

		4,053,921

Trading Companies & Distributors 0.1%
Seven Group Holdings Ltd.	21,776	250,790

Transportation Infrastructure 0.3%
Atlas Arteria Ltd.	118,903	575,690
Qube Holdings Ltd.	280,187	548,896

		1,124,586

		16,675,904

AUSTRIA 0.8%
Air Freight & Logistics 0.1%
Oesterreichische Post AG	6,668	250,754

Banks 0.5%
BAWAG Group AG Reg. S(b)	44,345	1,876,975

Construction Materials 0.1%
Wienerberger AG	24,147	542,029

Electrical Equipment 0.1%
Zumtobel Group AG*	62,535	565,203

		3,234,961

BELGIUM 2.0%
Biotechnology 0.8%
Galapagos NV*	33,907	3,497,098

Equity Real Estate Investment Trusts (REITs) 0.9%
Warehouses De Pauw CVA, CVA	24,297	3,547,936

Media 0.3%
Telenet Group Holding NV	22,306	1,032,685

		8,077,719

BRAZIL 1.1%
Chemicals 0.3%
Braskem SA (Preference), Class A	92,500	1,325,414

IT Services 0.6%
Pagseguro Digital Ltd., Class A*(a)	78,778	1,699,242
StoneCo Ltd., Class A*	26,126	577,907

		2,277,149

Water Utilities 0.2%
Cia de Saneamento do Parana	41,800	848,217

		4,450,780

CANADA 2.7%
Biotechnology 0.3%
Clementia Pharmaceuticals, Inc.*	82,550	1,121,855

Chemicals 0.2%
EcoSynthetix, Inc.*	498,862	694,789

Equity Real Estate Investment Trusts (REITs) 0.2%
Dream Global REIT	95,311	940,815

Gas Utilities 1.5%
AltaGas Canada, Inc.	521,499	6,509,062

Metals & Mining 0.4%
ERO Copper Corp.*	149,200	1,463,669

Oil, Gas & Consumable Fuels 0.1%
Arrow Exploration Corp.*	16,126	5,891
Gran Tierra Energy, Inc.*	103,768	244,030

		249,921

		10,980,111

CHINA 1.3%
Containers & Packaging 0.4%
AMVIG Holdings Ltd.	6,455,875	1,471,886

Independent Power and Renewable Electricity Producers 0.3%
China Longyuan Power Group Corp. Ltd., Class H	1,415,245	1,057,825
Huaneng Renewables Corp. Ltd., Class H	1,700,000	492,708

		1,550,533

Interactive Media & Services 0.2%
Wise Talent Information Technology Co. Ltd. Reg. S*	210,600	706,217

Machinery 0.2%
Precision Tsugami China Corp. Ltd. Reg. S	803,572	739,405

Marine 0.1%
SITC International Holdings Co. Ltd.	367,000	339,646

Semiconductors & Semiconductor Equipment 0.1%
Silergy Corp.	23,740	361,165

		5,168,852

COLOMBIA 0.7%
Construction Materials 0.2%
CEMEX Latam Holdings SA*	537,794	755,163

Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd.*	110,671	363,864

Wireless Telecommunication Services 0.4%
Millicom International Cellular SA, SDR	31,247	1,959,827

		3,078,854

DENMARK 0.4%
Biotechnology 0.0%†
Zealand Pharma A/S*(a)	38,475	557,379

Building Products 0.1%
Rockwool International A/S, Class B	1,567	419,528

Construction & Engineering 0.1%
FLSmidth & Co. A/S(a)	7,556	353,959

Machinery 0.1%
Nilfisk Holding A/S *	5,968	221,309

Marine 0.1%
Dfds A/S	6,198	292,653

		1,844,828

FINLAND 0.7%
Chemicals 0.2%
Kemira OYJ	78,332	951,656

Diversified Telecommunication Services 0.2%
DNA OYJ	36,693	772,235

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Machinery 0.3%
Cargotec OYJ, Class B	24,760	$827,810
Konecranes OYJ	12,326	426,128

		1,253,938

		2,977,829

FRANCE 2.6%
Airlines 0.1%
Air France-KLM *	33,304	420,168

Gas Utilities 0.0%†
Rubis SCA	97	5,784

Health Care Equipment & Supplies 0.6%
BioMerieux	38,442	2,721,628

Household Durables 0.4%
Kaufman & Broad SA	36,740	1,482,581

Media 0.5%
Television Francaise 1	253,963	2,062,756

Road & Rail 0.1%
ALD SA Reg. S(b)	17,742	257,799

Semiconductors & Semiconductor Equipment 0.2%
SOITEC*	9,531	734,938

Specialty Retail 0.7%
Maisons du Monde SA Reg. S(b)	125,100	3,229,169

		10,914,823

GERMANY 3.4%
Biotechnology 0.2%
Affimed NV*	271,818	932,336

Electrical Equipment 0.0%†
SGL Carbon SE*	16,231	133,238

Health Care Equipment & Supplies 0.8%
Sartorius AG (Preference)	11,409	1,710,269
STRATEC SE	16,574	1,136,973

		2,847,242

Industrial Conglomerates 0.6%
Rheinmetall AG	23,867	2,474,920

Internet & Direct Marketing Retail 0.6%
Delivery Hero SE Reg. S*(b)	68,268	2,517,331

Machinery 0.1%
Stabilus SA	4,548	283,793

Metals & Mining 0.3%
Aurubis AG	23,750	1,297,550

Real Estate Management & Development 0.5%
LEG Immobilien AG	18,203	2,135,372

Road & Rail 0.0%†
Sixt SE	2,154	195,529

Semiconductors & Semiconductor Equipment 0.3%
Siltronic AG	13,759	1,365,093

		14,182,404

GHANA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. *	63,266	324,555
Tullow Oil plc *	412,385	1,105,218

		1,429,773

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	135,943	1,704,096

HONG KONG 1.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
Champion REIT	1,174,000	890,336

IT Services 0.4%
SUNeVision Holdings Ltd.(a)	2,966,611	1,888,179

Machinery 0.3%
Singamas Container Holdings Ltd.	9,611,427	1,302,202

Marine 0.2%
Pacific Basin Shipping Ltd.	3,775,000	748,111

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust	947,800	237,118

		5,065,946

INDIA 0.3%
Aerospace & Defense 0.2%
Bharat Electronics Ltd.	724,420	852,899

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S*(b)	154,895	350,583

		1,203,482

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	3,244,435	1,015,134

IRELAND 2.4%
Containers & Packaging 1.2%
Smurfit Kappa Group plc	166,561	4,805,173

Marine 0.4%
Irish Continental Group plc	283,558	1,548,389

		1,548,389

Media 0.8%
Tarsus Group plc	1,021,453	3,390,852

		9,744,414

ISRAEL 0.8%
IT Services 0.5%
Wix.com Ltd.*	18,028	1,971,362

Oil, Gas & Consumable Fuels 0.1%
Paz Oil Co. Ltd.	2,215	330,667

Pharmaceuticals 0.2%
MediWound Ltd.*	203,797	990,453

		3,292,482

ITALY 6.6%
Capital Markets 0.8%
Anima Holding SpA Reg. S(b)	411,992	1,694,102
Banca Generali SpA	64,378	1,518,817

		3,212,919

Construction Materials 0.6%
Buzzi Unicem SpA(a)	139,862	2,669,582

Diversified Financial Services 1.0%
Banca Farmafactoring SpA Reg. S(b)	475,417	2,787,108
Cerved Group SpA	151,048	1,329,869

		4,116,977

Gas Utilities 0.8%
Italgas SpA	528,945	3,200,341

Health Care Equipment & Supplies 1.3%
DiaSorin SpA	56,995	5,217,002

Hotels, Restaurants & Leisure 0.4%
Autogrill SpA	202,267	1,818,098

Independent Power and Renewable Electricity Producers 0.1%
ERG SpA	13,425	262,913

Machinery 0.9%
Gima TT SpA Reg. S(b)	231,623	1,864,875
Interpump Group SpA	59,191	1,906,218

		3,771,093

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value
ITALY (continued)
Textiles, Apparel & Luxury Goods 0.6%
OVS SpA Reg. S*(a)(b)	844,761	$1,289,448
Salvatore Ferragamo SpA	58,491	1,171,355

		2,460,803

Transportation Infrastructure 0.1%
Enav SpA Reg. S(b)	60,454	309,335
Societa Iniziative Autostradali e Servizi SpA	18,135	278,872

		588,207

		27,317,935

JAPAN 22.9%
Banks 0.7%
Bank of Kyoto Ltd. (The)	38,116	1,620,856
San-In Godo Bank Ltd. (The)	182,643	1,324,517

		2,945,373

Capital Markets 0.7%
Jafco Co. Ltd.	78,000	2,732,872

Chemicals 0.9%
Daicel Corp.	113,061	1,184,460
JSR Corp.	69,107	1,114,775
Tokyo Ohka Kogyo Co. Ltd.	53,530	1,502,556

		3,801,791

Commercial Services & Supplies 0.3%
Aeon Delight Co. Ltd.	18,400	681,949
Raksul, Inc.*(a)	14,400	381,818

		1,063,767

Construction & Engineering 0.8%
SHO-BOND Holdings Co. Ltd.	45,277	3,198,140

Construction Materials 0.5%
Sumitomo Osaka Cement Co. Ltd.	23,349	1,033,556
Taiheiyo Cement Corp.	28,509	974,071

		2,007,627

Consumer Finance 0.6%
Acom Co. Ltd.	685,400	2,407,832

Diversified Financial Services 0.5%
Tokyo Century Corp.	44,100	2,058,045

Electric Utilities 0.5%
Kyushu Electric Power Co., Inc.	151,200	1,868,807

Entertainment 0.8%
DeNA Co. Ltd.	33,300	587,695
Square Enix Holdings Co. Ltd.	31,300	1,035,252
Toei Co. Ltd.	12,390	1,525,967

		3,148,914

Equity Real Estate Investment Trusts (REITs) 3.0%
Advance Residence Investment Corp.	506	1,497,522
Comforia Residential REIT, Inc.	525	1,392,101
Hoshino Resorts REIT, Inc.	220	1,082,688
Ichigo Office REIT Investment	968	900,637
Invincible Investment Corp.	2,091	909,072
Japan Hotel REIT Investment Corp.	1,524	1,168,538
Kenedix Office Investment Corp.	156	1,070,163
LaSalle Logiport REIT	672	670,688
Nippon Accommodations Fund, Inc.	344	1,829,272
Orix JREIT, Inc.	704	1,230,091
Sekisui House Reit, Inc.	1,388	971,415

		12,722,187

Food & Staples Retailing 0.4%
Create SD Holdings Co. Ltd.	68,400	1,723,665

Food Products 1.3%
Ajinomoto Co., Inc.	244,430	4,222,384
Itoham Yonekyu Holdings, Inc.	196,700	1,251,659

		5,474,043

Gas Utilities 0.0%†
Nippon Gas Co. Ltd.	4,400	161,556

Health Care Equipment & Supplies 0.1%
CYBERDYNE, Inc.*(a)	80,125	513,170

Health Care Technology 0.1%
Medical Data Vision Co. Ltd.*(a)	35,750	317,325

Household Durables 0.1%
Token Corp.	8,700	512,193

Interactive Media & Services 0.4%
Dip Corp.(a)	101,100	1,840,706

Internet & Direct Marketing Retail 0.7%
Yume No Machi Souzou Iinkai Co. Ltd.(a)	183,000	2,458,003
ZOZO, Inc.	25,400	511,886

		2,969,889

IT Services 2.2%
GMO Payment Gateway, Inc.	83,930	4,363,969
NET One Systems Co. Ltd.	23,100	483,813
Obic Co. Ltd.	39,270	3,708,815
TechMatrix Corp.	26,500	445,042

		9,001,639

Machinery 0.8%
Daifuku Co. Ltd.	18,774	939,896
Fuji Corp.	88,274	1,150,227
Nabtesco Corp.	36,360	957,915
Tocalo Co. Ltd.	51,500	440,091

		3,488,129

Marine 0.3%
Nippon Yusen KK	64,836	1,083,581

Media 1.3%
Hakuhodo DY Holdings, Inc.	158,954	2,440,670
Nippon Television Holdings, Inc.	176,773	2,774,705

		5,215,375

Multiline Retail 0.4%
H2O Retailing Corp.	105,815	1,487,024

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	26,700	937,698
Japan Petroleum Exploration Co. Ltd.	3,600	67,321

		1,005,019

Professional Services 1.9%
BayCurrent Consulting, Inc.	24,700	757,042
Outsourcing, Inc.	170,600	1,954,303
Persol Holdings Co. Ltd.	131,490	2,335,628
SMS Co. Ltd.	23,600	388,965
TechnoPro Holdings, Inc.	44,600	2,339,183

		7,775,121

Real Estate Management & Development 0.9%
Ichigo, Inc.	260,600	901,062
Kenedix, Inc.	381,472	2,008,540
Open House Co. Ltd.	16,800	700,069

		3,609,671

Road & Rail 0.4%
Hitachi Transport System Ltd.	8,700	242,307
Nikkon Holdings Co. Ltd.	12,035	302,833
Sankyu, Inc.	10,600	516,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Road & Rail (continued)
Seino Holdings Co. Ltd.	29,645	$408,872

		1,470,035

Semiconductors & Semiconductor Equipment 0.9%
Inter Action Corp.	37,195	813,035
Lasertec Corp.	24,170	790,857
SCREEN Holdings Co. Ltd.	9,851	420,104
SUMCO Corp.	102,303	1,414,719
Tazmo Co. Ltd.	60,800	436,929

		3,875,644

Software 0.5%
Infomart Corp.	137,650	1,465,795
Money Forward, Inc.*	7,800	220,654
Systena Corp.	31,500	347,389

		2,033,838

Specialty Retail 0.6%
Adastria Co. Ltd.	86,930	1,593,239
United Arrows Ltd.	21,825	773,033

		2,366,272

Transportation Infrastructure 0.1%
Mitsubishi Logistics Corp.	10,900	278,481

		94,157,731

JERSEY 0.3%
Capital Markets 0.3%
Sanne Group plc	210,986	1,385,105

KAZAKHSTAN 1.3%
Metals & Mining 0.9%
KAZ Minerals plc	440,414	3,428,337

Oil, Gas & Consumable Fuels 0.4%
NAC Kazatomprom JSC, GDR Reg. S*	129,408	1,844,326

		5,272,663

MALAYSIA 0.8%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd.	2,313,795	851,062

Hotels, Restaurants & Leisure 0.4%
Genting Malaysia Bhd.	2,489,700	2,001,785

Semiconductors & Semiconductor Equipment 0.2%
Pentamaster International Ltd. Reg. S*	5,008,000	598,669
ViTrox Corp. Bhd.	22,200	36,323

		634,992

		3,487,839

MEXICO 0.3%
Chemicals 0.3%
Mexichem SAB de CV	469,641	1,254,521

NETHERLANDS 3.5%
Air Freight & Logistics 0.1%
PostNL NV	92,130	238,892

Biotechnology 0.4%
Merus NV*(a)	127,849	1,561,036

Chemicals 1.0%
Corbion NV	156,314	4,430,074

Construction & Engineering 0.1%
Boskalis Westminster	15,905	419,844

Hotels, Restaurants & Leisure 0.6%
DP Eurasia NV Reg. S*(b)	1,368,371	2,285,305

IT Services 0.4%
InterXion Holding NV*	25,122	1,508,325

Trading Companies & Distributors 0.9%
IMCD NV	53,463	3,921,526

		14,365,002

NEW ZEALAND 1.0%
Airlines 0.1%
Air New Zealand Ltd.	112,291	218,254

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	272,866	2,383,823

Oil, Gas & Consumable Fuels 0.4%
New Zealand Refining Co. Ltd. (The)	910,073	1,466,985

Software 0.0%†
Xero Ltd.*	6,179	195,720

		4,264,782

NORWAY 0.8%
Banks 0.7%
SpareBank 1 SMN	295,520	3,035,784

Construction & Engineering 0.1%
Veidekke ASA	19,830	216,051

		3,251,835

PHILIPPINES 0.2%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc. Reg. S*(b)	16,434,664	839,952

PORTUGAL 0.3%
Media 0.3%
NOS SGPS SA	196,777	1,276,670

SINGAPORE 0.9%
Air Freight & Logistics 0.1%
Singapore Post Ltd.	309,840	226,771

Electronic Equipment, Instruments & Components 0.2%
Venture Corp. Ltd.	54,063	654,710

Equity Real Estate Investment Trusts (REITs) 0.5%
Keppel REIT	1,189,713	1,043,806
Mapletree Industrial Trust	972,301	1,445,126

		2,488,932

Machinery 0.0%†
Sembcorp Marine Ltd.	162,800	194,216

Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc.	15,226	343,042

		3,907,671

SOUTH AFRICA 0.4%
Construction Materials 0.2%
PPC Ltd.*	1,706,751	715,008

Containers & Packaging 0.2%
Nampak Ltd.*	712,915	751,987

		1,466,995

SOUTH KOREA 1.3%
Diversified Telecommunication Services 0.5%
LG Uplus Corp.	138,180	1,876,147

Hotels, Restaurants & Leisure 0.6%
Hana Tour Service, Inc.	40,765	2,606,601

IT Services 0.1%
Cafe24 Corp.*	4,412	439,417

Software 0.1%
Douzone Bizon Co. Ltd.	11,430	424,340

		5,346,505

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value
SPAIN 3.0%
Air Freight & Logistics 0.1%
Cia de Distribucion Integral Logista Holdings SA	9,587	$247,454

Banks 0.7%
Liberbank SA*	3,275,852	1,621,612
Unicaja Banco SA Reg. S(b)	1,323,772	1,555,451

		3,177,063

Commercial Services & Supplies 0.3%
Atento SA*	322,142	1,272,461

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA*	14,770	218,383

Diversified Telecommunication Services 0.9%
Cellnex Telecom SA Reg. S(b)	142,694	4,018,871

Equity Real Estate Investment Trusts (REITs) 0.2%
Arima Real Estate SOCIMI SA*	89,900	942,560

Food Products 0.6%
Ebro Foods SA	48,726	1,003,656
Viscofan SA	25,199	1,404,111

		2,407,767

Machinery 0.1%
Zardoya Otis SA	35,219	278,945

		12,563,504

SWEDEN 5.8%
Aerospace & Defense 0.1%
Saab AB, Class B(a)	13,266	458,511

Building Products 0.1%
Nibe Industrier AB, Class B	53,269	606,581

Capital Markets 0.6%
Vostok Emerging Finance Ltd., SDR*(a)	11,731,521	2,532,455

Commercial Services & Supplies 0.1%
Bravida Holding AB Reg. S(b)	40,566	297,425

Construction & Engineering 0.1%
NCC AB, Class B(a)	15,769	238,425
Sweco AB, Class B(a)	13,336	273,733

		512,158

Containers & Packaging 0.4%
BillerudKorsnas AB(a)	115,167	1,453,024

Food Products 1.1%
Cloetta AB, Class B	1,765,151	4,687,624

Hotels, Restaurants & Leisure 0.2%
SkiStar AB	81,230	985,108

Machinery 0.5%
Trelleborg AB, Class B	126,146	2,121,837

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB	11,631	371,637

Real Estate Management & Development 2.3%
Catena AB	117,761	3,173,358
Fastighets AB Balder, Class B*	122,559	3,862,030
Hembla AB*(a)	110,353	2,011,386

		9,046,774

Trading Companies & Distributors 0.2%
Ahlsell AB Reg. S(b)	62,883	379,302
Indutrade AB	17,375	436,182

		815,484

		23,888,618

SWITZERLAND 3.9%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG (Registered)	3,314	582,313

Commercial Services & Supplies 0.1%
IWG plc	126,810	372,591

Life Sciences Tools & Services 1.4%
Tecan Group AG (Registered)	30,025	6,060,724

Machinery 0.9%
Bucher Industries AG (Registered)	1,375	419,807
Conzzeta AG (Registered)	296	257,401
OC Oerlikon Corp. AG (Registered)*	159,369	2,060,783
SFS Group AG*	3,482	279,727
VAT Group AG Reg. S*(a)(b)	5,082	526,482

		3,544,200

Real Estate Management & Development 0.5%
PSP Swiss Property AG (Registered)	20,589	2,116,693

Software 0.5%
Temenos AG (Registered)*(a)	13,779	1,863,036

Specialty Retail 0.4%
Dufry AG (Registered)*	14,495	1,450,584

		15,990,141

TAIWAN 2.2%
Electrical Equipment 0.2%
Bizlink Holding, Inc.	77,304	456,210
Voltronic Power Technology Corp.	26,571	459,674

		915,884

Electronic Equipment, Instruments & Components 0.6%
Chroma ATE, Inc.	182,658	732,241
Elite Material Co. Ltd.	261,886	706,147
Kingpak Technology, Inc.	58,000	357,467
Walsin Technology Corp.	87,753	507,788
Yageo Corp.	26,188	284,245

		2,587,888

Machinery 0.3%
Airtac International Group	100,000	1,192,566

Semiconductors & Semiconductor Equipment 0.9%
Globalwafers Co. Ltd.	146,790	1,460,283
LandMark Optoelectronics Corp.	22,000	194,837
Sino-American Silicon Products, Inc.*	550,960	1,202,542
Vanguard International Semiconductor Corp.	299,000	673,384

		3,531,046

Technology Hardware, Storage & Peripherals 0.2%
Getac Technology Corp.	449,315	678,290

		8,905,674

THAILAND 0.0%†
Marine 0.0%†
Precious Shipping PCL*	466,500	122,611

TURKEY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Tupras Turkiye Petrol Rafinerileri A/S	40,225	1,082,228

UKRAINE 0.0%†
Metals & Mining 0.0%†
Ferrexpo plc	38,956	134,041

UNITED KINGDOM 11.5%
Aerospace & Defense 0.3%
Cobham plc*	418,864	593,008
QinetiQ Group plc	101,375	402,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Aerospace & Defense (continued)
Ultra Electronics Holdings plc	12,904	$217,529

		1,213,256

Airlines 0.0%†
Dart Group plc	18,265	190,306

Capital Markets 0.5%
Intermediate Capital Group plc	83,304	1,111,567
XPS Pensions Group plc Reg. S	441,732	854,879

		1,966,446

Commercial Services & Supplies 0.3%
Aggreko plc	49,634	451,151
Rentokil Initial plc	165,796	733,691

		1,184,842

Construction & Engineering 0.2%
Balfour Beatty plc	149,668	538,459
John Laing Group plc Reg. S(b)	87,499	407,609

		946,068

Electronic Equipment, Instruments & Components 0.8%
Halma plc	189,983	3,492,252

Equity Real Estate Investment Trusts (REITs) 2.3%
Derwent London plc	71,631	3,044,720
Safestore Holdings plc	293,805	2,224,390
UNITE Group plc (The)	302,620	3,615,197

		8,884,307

Hotels, Restaurants & Leisure 1.8%
Domino’s Pizza Group plc	536,121	1,863,473
Restaurant Group plc (The)	2,098,536	4,104,565
SSP Group plc	137,241	1,200,550

		7,168,588

Insurance 1.3%
Hiscox Ltd.	115,215	2,144,623
Sabre Insurance Group plc Reg. S(b)	894,879	3,335,144

		5,479,767

Internet & Direct Marketing Retail 0.6%
Just Eat plc*	278,071	2,539,486

Machinery 1.6%
IMI plc	47,631	598,334
Rotork plc	804,246	2,897,292
Spirax-Sarco Engineering plc	33,541	2,816,799

		6,312,425

Multiline Retail 0.6%
B&M European Value Retail SA	614,151	2,612,748

Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc*	239,971	587,987

Professional Services 0.1%
Capita plc*	297,520	453,802

Real Estate Management & Development 0.3%
Grainger plc	362,755	1,086,742

Road & Rail 0.3%
Firstgroup plc*	366,609	444,947
National Express Group plc	118,619	613,537

		1,058,484

Trading Companies & Distributors 0.3%
Grafton Group plc	48,172	464,412
Travis Perkins plc	44,263	711,482

		1,175,894

Transportation Infrastructure 0.1%
BBA Aviation plc	185,038	575,139

		46,928,539

UNITED STATES 1.0%
Biotechnology 0.9%
Nightstar Therapeutics plc, ADR*(a)	84,299	1,148,995
UroGen Pharma Ltd.*(a)	64,925	2,689,194

		3,838,189

Building Products 0.1%
Reliance Worldwide Corp. Ltd.(a)	128,141	449,204

		4,287,393

URUGUAY 0.6%
Hotels, Restaurants & Leisure 0.6%
Arcos Dorados Holdings, Inc., Class A	287,934	2,640,355

Total Common Stocks (cost $397,905,123)		389,180,702

Exchange Traded Fund 4.9%

	Shares	Market Value
UNITED STATES 4.9%
iShares MSCI EAFE Small-Cap ETF(a)	358,742	20,093,140

Total Exchange Traded Fund (cost $20,445,330)		20,093,140

Short-Term Investment 0.5%

	Shares	Value
Money Market Fund 0.5%
Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%,(c)(d)	1,884,026	1,884,026

Total Short-Term Investment (cost $1,884,026)		1,884,026

Repurchase Agreements 4.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $18,732,942, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $19,199,365.(d)	$18,731,599	18,731,599
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $489,667, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $499,426.(d)	489,633	489,633

Total Repurchase Agreements (cost $19,221,232)		19,221,232

Total Investments (cost $439,455,711) — 104.3%		430,379,100
Liabilities in excess of other assets — (4.3)%		(17,680,089)

NET ASSETS — 100.0%		$412,699,011

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $24,906,508, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,884,026 and $19,221,232, respectively, and by $5,817,449 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $26,922,707.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $30,079,258 which represents 7.29% of net assets.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $21,105,258.
†	Amount rounds to less than 0.1%. Types

ADR	American Depositary Receipt
CVA	Dutch Certification
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
SOCIMI	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,524,666	$—	$2,524,666
Air Freight & Logistics	—	1,546,184	—	1,546,184
Airlines	—	828,728	—	828,728
Banks	—	11,035,195	—	11,035,195
Biotechnology	7,453,416	4,054,477	—	11,507,893
Building Products	—	1,475,313	—	1,475,313
Capital Markets	—	12,747,447	—	12,747,447
Chemicals	3,274,724	10,814,535	—	14,089,259
Commercial Services & Supplies	1,272,461	2,918,625	—	4,191,086
Communications Equipment	—	350,583	—	350,583
Construction & Engineering	—	5,864,603	—	5,864,603
Construction Materials	755,163	6,774,198	—	7,529,361
Consumer Finance	—	2,407,832	—	2,407,832
Containers & Packaging	—	11,710,110	—	11,710,110
Diversified Financial Services	—	6,175,022	—	6,175,022
Diversified Telecommunication Services	—	9,386,483	—	9,386,483
Electric Utilities	—	1,868,807	—	1,868,807
Electrical Equipment	—	1,614,325	—	1,614,325
Electronic Equipment, Instruments & Components	—	7,585,912	—	7,585,912
Entertainment	—	3,148,914	—	3,148,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$1,883,375	$28,533,698	$—	$30,417,073
Food & Staples Retailing	—	1,723,665	—	1,723,665
Food Products	—	12,569,434	—	12,569,434
Gas Utilities	6,509,062	3,367,681	—	9,876,743
Health Care Equipment & Supplies	—	13,682,865	—	13,682,865
Health Care Technology	—	317,325	—	317,325
Hotels, Restaurants & Leisure	2,640,355	16,865,485	—	19,505,840
Household Durables	—	1,994,774	—	1,994,774
Independent Power and Renewable Electricity Producers	—	1,813,446	—	1,813,446
Industrial Conglomerates	—	2,474,920	—	2,474,920
Insurance	—	8,653,888	—	8,653,888
Interactive Media & Services	—	2,546,923	—	2,546,923
Internet & Direct Marketing Retail	—	8,026,706	—	8,026,706
IT Services	5,756,836	11,329,235	—	17,086,071
Life Sciences Tools & Services	—	6,060,724	—	6,060,724
Machinery	—	24,704,058	—	24,704,058
Marine	—	4,134,991	—	4,134,991
Media	—	12,978,338	—	12,978,338
Metals & Mining	1,463,669	4,859,928	—	6,323,597
Multiline Retail	—	4,099,772	—	4,099,772
Oil, Gas & Consumable Fuels	938,340	10,089,849	—	11,028,189
Pharmaceuticals	990,453	—	—	990,453
Professional Services	—	8,228,923	—	8,228,923
Real Estate Management & Development	—	17,995,252	—	17,995,252
Road & Rail	—	2,981,847	—	2,981,847
Semiconductors & Semiconductor Equipment	343,042	10,502,878	—	10,845,920
Software	—	8,570,855	—	8,570,855
Specialty Retail	—	7,046,025	—	7,046,025
Technology Hardware, Storage & Peripherals	—	678,290	—	678,290
Textiles, Apparel & Luxury Goods	—	2,460,803	—	2,460,803
Trading Companies & Distributors	—	6,163,694	—	6,163,694
Transportation Infrastructure	—	2,803,531	—	2,803,531
Water Utilities	848,217	—	—	848,217
Wireless Telecommunication Services	—	1,959,827	—	1,959,827

Total Common Stocks	$34,129,113	$355,051,589	$—	$389,180,702

Exchange Traded Fund	$20,093,140	$—	$—	$20,093,140
Repurchase Agreements	—	19,221,232	—	19,221,232
Short-Term Investment	1,884,026	—	—	1,884,026

Total	$56,106,279	$374,272,821	$—	$430,379,100

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 92.9%

	Shares	Value
Alternative Assets 2.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	977,833	$9,201,412
Nationwide Emerging Markets Debt Fund, Class R6(a)	982,677	9,188,034

Total Alternative Assets (cost $19,623,463)		18,389,446

Equity Funds 89.0%
Nationwide International Index Fund, Class R6(a)	31,642,125	233,202,462
Nationwide International Small Cap Fund, Class R6(a)	4,226,061	37,611,944
Nationwide Loomis All Cap Growth Fund, Class R6(a)	3,441,993	38,206,121
Nationwide Mid Cap Market Index Fund, Class R6(a)	7,846,425	113,930,091
Nationwide Multi-Cap Portfolio, Class R6(a)	26,225,709	269,600,293
Nationwide S&P 500 Index Fund, Class R6(a)	9,887,516	140,204,979
Nationwide Small Cap Index Fund, Class R6(a)	1,191,947	11,466,531

Total Equity Funds (cost $865,392,858)		844,222,421

Fixed Income Funds 1.9%
Nationwide Bond Index Fund, Class R6(a)	1,257,235	13,540,424
Nationwide Core Plus Bond Fund, Class R6(a)	457,770	4,536,498

Total Fixed Income Funds (cost $18,515,732)		18,076,922

Total Investment Companies (cost $903,532,053)		880,688,789

Exchange Traded Fund 7.2%

	Shares	Value
Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	1,317,038	68,064,524

Total Exchange Traded Fund (cost $71,983,578)		68,064,524

Total Investments (cost $975,515,631) — 100.1%		948,753,313
Liabilities in excess of other assets — (0.1)%		(572,164)

NET ASSETS — 100.0%		$948,181,149

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 72.8%

	Shares	Value
Alternative Assets 6.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,397,357	$13,149,134
Nationwide Amundi Strategic Income Fund, Class R6(a)	1,931,219	19,447,374
Nationwide Emerging Markets Debt Fund, Class R6(a)	702,094	6,564,581

Total Alternative Assets (cost $41,161,533)		39,161,089

Equity Funds 21.3%
Nationwide International Index Fund, Class R6(a)	5,425,919	39,989,020
Nationwide Mid Cap Market Index Fund, Class R6(a)	950,278	13,798,040
Nationwide Multi-Cap Portfolio, Class R6(a)	5,475,698	56,290,178
Nationwide S&P 500 Index Fund, Class R6(a)	1,915,858	27,166,869
Nationwide Small Cap Index Fund, Class R6(a)	180,941	1,740,656

Total Equity Funds (cost $145,709,938)		138,984,763

Fixed Income Funds 45.5%
Nationwide Bond Index Fund, Class R6(a)	10,784,924	116,153,629
Nationwide Core Plus Bond Fund, Class R6(a)	5,887,411	58,344,242
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,360,726	32,262,969
Nationwide Loomis Short Term Bond Fund, Class R6(a)	9,168,812	90,404,488

Total Fixed Income Funds (cost $303,570,561)		297,165,328

Total Investment Companies (cost $490,442,032)		475,311,180

Exchange Traded Fund 1.6%

	Shares	Value
Equity Fund 1.6%
iShares Core MSCI Emerging Markets ETF	202,133	10,446,234

Total Exchange Traded Fund (cost $11,070,540)		10,446,234

Investment Contract 23.5%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$153,739,648	153,739,648

Total Investment Contract (cost $153,739,648)		153,739,648

Total Investments (cost $655,252,220) — 97.9%		639,497,062
Other assets in excess of liabilities — 2.1%		13,726,238

NET ASSETS — 100.0%		$653,223,300

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$10,446,234	$—	$—	$10,446,234
Investment Companies	475,311,180	—	—	475,311,180
Investment Contract	—	—	153,739,648	153,739,648

Total	$485,757,414	$—	$153,739,648	$639,497,062

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$165,332,384	$165,332,384
Purchases*	1,659,256	1,659,256
Sales	(13,251,992)	(13,251,992)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$153,739,648	$153,739,648

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 84.8%

	Shares	Value
Alternative Assets 6.4%
Nationwide Amundi Global High Yield Fund, Class R6(a)	3,853,627	$36,262,629
Nationwide Amundi Strategic Income Fund, Class R6(a)	1,781,293	17,937,624
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,581,884	24,140,611

Total Alternative Assets (cost $82,640,892)		78,340,864

Equity Funds 62.4%
Nationwide International Index Fund, Class R6(a)	26,602,325	196,059,135
Nationwide International Small Cap Fund, Class R6(a)	2,775,790	24,704,530
Nationwide Loomis All Cap Growth Fund, Class R6(a)	2,260,742	25,094,236
Nationwide Mid Cap Market Index Fund, Class R6(a)	4,583,580	66,553,582
Nationwide Multi-Cap Portfolio, Class R6(a)	26,876,865	276,294,177
Nationwide S&P 500 Index Fund, Class R6(a)	11,892,024	168,628,908
Nationwide Small Cap Index Fund, Class R6(a)	917,282	8,824,256

Total Equity Funds (cost $799,573,742)		766,158,824

Fixed Income Funds 16.0%
Nationwide Bond Index Fund, Class R6(a)	7,162,472	77,139,824
Nationwide Core Plus Bond Fund, Class R6(a)	6,013,984	59,598,578
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,235,819	11,863,867
Nationwide Loomis Short Term Bond Fund, Class R6(a)	4,813,345	47,459,577

Total Fixed Income Funds (cost $201,591,346)		196,061,846

Total Investment Companies (cost $1,083,805,980)		1,040,561,534

Exchange Traded Fund 3.6%

	Shares	Value
Equity Fund 3.6%
iShares Core MSCI Emerging Markets ETF	865,099	44,708,316

Total Exchange Traded Fund (cost $46,826,936)		44,708,316

Investment Contract 10.6%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$129,504,280	129,504,280

Total Investment Contract (cost $129,504,280)		129,504,280

Total Investments (cost $1,260,137,196) — 99.0%		1,214,774,130
Other assets in excess of liabilities — 1.0%		12,546,483

NET ASSETS — 100.0%		$1,227,320,613

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$44,708,316	$—	$—	$44,708,316
Investment Companies	1,040,561,534	—	—	1,040,561,534
Investment Contract	—	—	129,504,280	129,504,280

Total	$1,085,269,850	$—	$129,504,280	$1,214,774,130

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$139,314,583	$139,314,583
Purchases*	1,409,650	1,409,650
Sales	(11,219,953)	(11,219,953)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$129,504,280	$129,504,280

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 95.9%

	Shares	Value
Alternative Assets 6.3%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,675,673	$43,998,082
Nationwide Amundi Strategic Income Fund, Class R6(a)	2,154,164	21,692,429
Nationwide Emerging Markets Debt Fund, Class R6(a)	3,132,657	29,290,347

Total Alternative Assets (cost $100,213,813)		94,980,858

Equity Funds 78.5%
Nationwide International Index Fund, Class R6(a)	43,372,603	319,656,081
Nationwide International Small Cap Fund, Class R6(a)	5,893,736	52,454,251
Nationwide Loomis All Cap Growth Fund, Class R6(a)	4,114,432	45,670,196
Nationwide Mid Cap Market Index Fund, Class R6(a)	8,478,578	123,108,950
Nationwide Multi-Cap Portfolio, Class R6(a)	38,470,338	395,475,074
Nationwide S&P 500 Index Fund, Class R6(a)	16,026,134	227,250,584
Nationwide Small Cap Index Fund, Class R6(a)	1,583,163	15,230,032

Total Equity Funds (cost $1,211,057,604)		1,178,845,168

Fixed Income Funds 11.1%
Nationwide Bond Index Fund, Class R6(a)	8,683,838	93,524,937
Nationwide Core Plus Bond Fund, Class R6(a)	5,837,592	57,850,532
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,499,502	14,395,218

Total Fixed Income Funds (cost $170,371,829)		165,770,687

Total Investment Companies (cost $1,481,643,246)		1,439,596,713

Exchange Traded Fund 4.1%

	Shares	Value
Equity Fund 4.1%
iShares Core MSCI Emerging Markets ETF	1,198,430	61,934,862

Total Exchange Traded Fund (cost $64,256,574)		61,934,862

Total Investments (cost $1,545,899,820) — 100.0%		1,501,531,575
Liabilities in excess of other assets — 0.0%†		(635,553)

NET ASSETS — 100.0%		$1,500,896,022

(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2019, 100% of the market value of the fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 80.9%

	Shares	Value
Alternative Assets 5.5%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,384,218	$13,025,491
Nationwide Amundi Strategic Income Fund, Class R6(a)	639,874	6,443,534
Nationwide Emerging Markets Debt Fund, Class R6(a)	463,710	4,335,693

Total Alternative Assets (cost $25,066,168)		23,804,718

Equity Funds 43.6%
Nationwide International Index Fund, Class R6(a)	7,467,189	55,033,184
Nationwide International Small Cap Fund, Class R6(a)	251,685	2,239,996
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,412,974	20,516,378
Nationwide Multi-Cap Portfolio, Class R6(a)	6,894,285	70,873,250
Nationwide S&P 500 Index Fund, Class R6(a)	2,767,863	39,248,295
Nationwide Small Cap Index Fund, Class R6(a)	236,606	2,276,154

Total Equity Funds (cost $199,390,771)		190,187,257

Fixed Income Funds 31.8%
Nationwide Bond Index Fund, Class R6(a)	5,733,505	61,749,846
Nationwide Core Plus Bond Fund, Class R6(a)	3,024,531	29,973,105
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,331,934	12,786,567
Nationwide Loomis Short Term Bond Fund, Class R6(a)	3,458,211	34,097,957

Total Fixed Income Funds (cost $142,099,899)		138,607,475

Total Investment Companies (cost $366,556,838)		352,599,450

Exchange Traded Fund 1.6%

	Shares	Value
Equity Fund 1.6%
iShares Core MSCI Emerging Markets ETF	132,544	6,849,874

Total Exchange Traded Fund (cost $7,223,294)		6,849,874

Investment Contract 16.5%

	Principal Amount	Value
Nationwide Contract, 2.65%(a)(b)(c)(d)	$71,860,119	71,860,119

Total Investment Contract (cost $71,860,119)		71,860,119

Total Investments (cost $445,640,251) — 99.0%		431,309,443
Other assets in excess of liabilities — 1.0%		4,447,464

NET ASSETS — 100.0%		$435,756,907

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$6,849,874	$—	$—	$6,849,874
Investment Companies	352,599,450	—	—	352,599,450
Investment Contract	—	—	71,860,119	71,860,119

Total	$359,449,324	$—	$71,860,119	$431,309,443

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$75,523,896	$75,523,896
Purchases*	1,886,109	1,886,109
Sales	(5,549,886)	(5,549,886)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$71,860,119	$71,860,119

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.65%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund

Long Positions 101.0%
Common Stocks 101.0%

	Shares	Value
Automobiles 4.2%
General Motors Co.	24,936	$973,003

Banks 6.0%
JPMorgan Chase & Co.	6,714	694,899
Wells Fargo & Co.	14,304	699,609

		1,394,508

Beverages 1.1%
Constellation Brands, Inc., Class A	1,518	263,616

Biotechnology 3.7%
AbbVie, Inc.	5,214	418,632
Amgen, Inc.	2,348	439,334

		857,966

Building Products 2.2%
Lennox International, Inc.	1,544	354,008
PGT Innovations, Inc.*	9,450	157,248

		511,256

Capital Markets 1.4%
S&P Global, Inc.	1,695	324,847

Chemicals 4.1%
Ecolab, Inc.	2,806	443,825
Sherwin-Williams Co. (The)	1,215	512,147

		955,972

Communications Equipment 2.1%
Cisco Systems, Inc.	10,095	477,393

Diversified Telecommunication Services 3.9%
AT&T, Inc.	29,939	899,966

Electronic Equipment, Instruments & Components 1.2%
Littelfuse, Inc.	1,585	278,516

Entertainment 1.0%
Electronic Arts, Inc.*	2,515	231,984

Food Products 3.9%
Kraft Heinz Co. (The)	18,834	905,162

Health Care Equipment & Supplies 4.0%
Align Technology, Inc.*	2,053	511,094
Masimo Corp. *	3,380	420,438

		931,532

Health Care Providers & Services 2.7%
BioTelemetry, Inc.*	3,275	235,210
UnitedHealth Group, Inc.	1,465	395,843

		631,053

Hotels, Restaurants & Leisure 1.4%
Starbucks Corp.	4,759	324,278

Insurance 2.8%
Marsh & McLennan Cos., Inc.	3,802	335,299
Primerica, Inc.	2,863	321,715

		657,014

Interactive Media & Services 2.7%
Alphabet, Inc., Class A*	210	236,437
Facebook, Inc., Class A*	2,288	381,387

		617,824

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc. *	295	507,025

IT Services 13.8%
Broadridge Financial Solutions, Inc.	3,848	387,994
Cognizant Technology Solutions Corp., Class A	4,800	334,464
EPAM Systems, Inc. *	2,150	304,182
Fiserv, Inc. *	6,577	545,431
Global Payments, Inc.	3,008	337,738
International Business Machines Corp.	3,740	502,731
Mastercard, Inc., Class A	3,724	786,248

		3,198,788

Machinery 1.6%
Caterpillar, Inc.	2,848	379,240

Oil, Gas & Consumable Fuels 7.8%
Chevron Corp.	7,876	902,984
Royal Dutch Shell plc, Class B, ADR-NL	14,188	891,006

		1,793,990

Pharmaceuticals 4.0%
Pfizer, Inc.	10,376	440,461
Zoetis, Inc.	5,500	473,880

		914,341

Professional Services 1.9%
Verisk Analytics, Inc.*	3,753	440,640

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A*	10,761	492,316

Road & Rail 2.1%
CSX Corp.	7,369	484,143

Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	2,053	550,717
ON Semiconductor Corp.*	17,229	345,269

		895,986

Software 1.8%
Paycom Software, Inc.*	2,818	417,740

Specialty Retail 5.0%
Five Below, Inc.*	5,146	636,715
Home Depot, Inc. (The)	2,859	524,712

		1,161,427

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	3,790	630,808

Tobacco 3.7%
Philip Morris International, Inc.	11,184	858,036

Total Common Stocks (cost $21,140,710)		23,410,370

Total Investments (cost $21,140,710) — 101.0%		23,410,370
Liabilities in excess of other assets — (1.0)%		(235,945)

NET ASSETS — 100.0%		$23,174,425

Short Positions 36.4%
Common Stocks 20.9%

	Shares	Value
Auto Components 1.1%
Dorman Products, Inc.*	3,000	257,850

Electronic Equipment, Instruments & Components 1.0%
Coherent, Inc.*	2,000	236,400

Health Care Technology 1.9%
Cerner Corp.*	8,200	450,262

Household Durables 2.1%
Leggett & Platt, Inc.	12,000	491,520

Machinery 4.3%
Deere & Co.	3,300	541,200
Snap-on, Inc.	2,700	448,173

		989,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

Short Positions (continued)
Common Stocks (continued)

	Shares	Value
Multiline Retail 1.7%
Dollar Tree, Inc.*	4,000	$387,320

Semiconductors & Semiconductor Equipment 1.1%
Universal Display Corp.	2,500	259,575

Specialty Retail 1.1%
Party City Holdco, Inc.*	22,000	242,880

Textiles, Apparel & Luxury Goods 6.6%
Carter’s, Inc.	2,600	215,540
Hanesbrands, Inc.	30,000	449,700
Oxford Industries, Inc.	5,820	445,696
Wolverine World Wide, Inc.	12,000	411,720

		1,522,656

Total Common Stocks (proceeds $4,630,782)		4,837,836

Exchange Traded Funds 15.5%

	Shares	Value
Equity Funds 15.5%
iShares Russell 2000 ETF	17,045	2,540,728
SPDR S&P 500 ETF Trust	3,910	1,055,426

Total Exchange Traded Funds (proceeds $3,469,791)		3,596,154

TOTAL SECURITIES SOLD SHORT (proceeds $8,100,573) — 36.4%		$8,433,990

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 99.6%

	Shares	Value
Air Freight & Logistics 3.8%
Expeditors International of Washington, Inc.	100,554	$6,968,392

Beverages 6.3%
Coca-Cola Co. (The)	61,966	2,982,424
Monster Beverage Corp.*	151,818	8,690,062

		11,672,486

Biotechnology 7.1%
Amgen, Inc.	11,285	2,111,536
BioMarin Pharmaceutical, Inc.*	41,034	4,028,308
Regeneron Pharmaceuticals, Inc.*	16,418	7,047,755

		13,187,599

Capital Markets 6.0%
FactSet Research Systems, Inc.	15,701	3,432,710
MSCI, Inc.	20,667	3,518,970
SEI Investments Co.	86,220	4,098,899

		11,050,579

Communications Equipment 2.6%
Cisco Systems, Inc.	101,043	4,778,324

Consumer Finance 1.2%
American Express Co.	21,502	2,208,255

Energy Equipment & Services 1.8%
Schlumberger Ltd.	75,038	3,317,430

Food Products 2.0%
Danone SA, ADR-FR	253,353	3,691,353

Health Care Equipment & Supplies 1.8%
Varian Medical Systems, Inc.*	24,839	3,279,493

Health Care Technology 2.3%
Cerner Corp.*	77,126	4,234,989

Hotels, Restaurants & Leisure 7.6%
Starbucks Corp.	81,077	5,524,587
Yum China Holdings, Inc.	155,616	5,672,203
Yum! Brands, Inc.	30,303	2,847,876

		14,044,666

Household Products 3.1%
Colgate-Palmolive Co.	42,954	2,778,265
Procter & Gamble Co. (The)	31,558	3,044,400

		5,822,665

Interactive Media & Services 10.3%
Alphabet, Inc., Class A*	3,954	4,451,769
Alphabet, Inc., Class C*	3,953	4,413,010
Facebook, Inc., Class A*	60,375	10,063,909

		18,928,688

Internet & Direct Marketing Retail 12.6%
Alibaba Group Holding Ltd., ADR-CN*	63,125	10,635,931
Amazon.com, Inc.*	7,340	12,615,478

		23,251,409

IT Services 5.5%
Automatic Data Processing, Inc.	12,716	1,778,205
Visa, Inc., Class A	61,668	8,325,797

		10,104,002

Machinery 2.5%
Deere & Co.	27,636	4,532,304

Pharmaceuticals 4.7%
Merck & Co., Inc.	17,322	1,289,277
Novartis AG, ADR-CH	29,292	2,563,636
Novo Nordisk A/S, ADR-DK	101,069	4,752,264

		8,605,177

Semiconductors & Semiconductor Equipment 4.1%
NVIDIA Corp.	25,765	3,703,719
QUALCOMM, Inc.	76,842	3,805,216

		7,508,935

Software 11.7%
Autodesk, Inc.*	55,527	8,173,575
Microsoft Corp.	37,535	3,919,780
Oracle Corp.	190,410	9,564,294

		21,657,649

Textiles, Apparel & Luxury Goods 2.6%
Under Armour, Inc., Class A*(a)	232,356	4,819,063

Total Common Stocks (cost $166,316,939)		183,663,458

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32% (b)(c)	439,757	439,757

Total Short-Term Investment (cost $439,757)		439,757

Repurchase Agreements 2.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $4,372,520, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $4,481,390.(c)	$4,372,207	4,372,207
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $114,295, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $116,573.(c)	114,287	114,287

Total Repurchase Agreements (cost $4,486,494)		4,486,494

Total Investments (cost $171,243,190) — 102.2%		188,589,709
Liabilities in excess of other assets — (2.2)%		(4,090,674)

NET ASSETS — 100.0%		$184,499,035

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $4,760,307, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $439,757 and $4,486,494, respectively, a total value of $4,926,251.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $4,926,251.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis All Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$183,663,458	$—	$—	$183,663,458
Repurchase Agreements	—	4,486,494	—	4,486,494
Short-Term Investment	439,757	—	—	439,757

Total	$184,103,215	$4,486,494	$—	$188,589,709

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund

Asset-Backed Securities 9.0%

	Principal Amount	Value
Airlines 0.7%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	$1,319,747	$1,343,843
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	1,226,352	1,230,644

		2,574,487

Automobiles 5.1%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	172,085	172,207
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	750,000	737,835
CPS Auto Receivables Trust Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,145,000	1,152,437
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	235,000	233,550
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295,000	1,299,229
Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, 2/15/2022	745,000	744,398
DT Auto Owner Trust Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	1,385,000	1,392,354
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	1,175,000	1,177,568
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	800,000	797,189
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	1,220,000	1,220,211
Flagship Credit Auto Trust Series 2018-2, Class B, 3.56%, 5/15/2023(a)	1,550,000	1,554,372
Series 2018-4, Class B, 3.88%, 10/16/2023(a)	380,000	384,575
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/2031(a)	1,900,000	1,875,327
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	650,000	653,512
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	1,060,000	1,060,035
Series 2018-2A, Class A2, 3.69%, 10/16/2023(a)	845,000	852,560
Santander Drive Auto Receivables Trust Series 2018-1, Class B, 2.63%, 7/15/2022	1,235,000	1,228,994
Series 2018-2, Class B, 3.03%, 9/15/2022	1,430,000	1,429,252
Series 2018-5, Class C, 3.81%, 12/16/2024	340,000	342,670
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	1,505,000	1,497,617

		19,805,892

Other 2.8%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	1,710,000	1,690,546
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	3,585,000	3,586,267
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2048(a)	1,511,213	1,535,392
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	1,378,452	1,381,948
Sofi Consumer Loan Program Trust Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	755,000	752,117
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	2,210,000	2,206,285

		11,152,555

Student Loan 0.4%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	913,772	928,282
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	700,000	686,618

		1,614,900

Total Asset-Backed Securities (cost $35,122,423)		35,147,834

Collateralized Mortgage Obligations 12.9%

	Principal Amount	Value
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047(a)(b)(c)(d)	584,392	582,932
FHLMC REMICS Series 1666, Class J, 6.25%, 1/15/2024	222,450	232,821
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,091,900
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,124,611
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,626,061
FNMA REMICS Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,627,046
Series 2017-82, Class FG, 2.76%, 11/25/2032(c)	20,827,410	20,846,540
Series 2004-29, Class PS, IO, 5.09%, 5/25/2034(c)	2,420,516	472,124
Series 2004-37, Class AL, 4.50%, 6/25/2034	1,100,000	1,191,149
Series 2016-32, Class SA, IO, 3.59%, 10/25/2034(c)	13,116,185	1,773,137
Series 2010-57, Class SA, IO, 3.94%, 6/25/2040(c)	3,651,373	563,711
Series 2010-63, Class SA, IO, 3.99%, 6/25/2040(c)	3,205,549	495,362
Series 2010-118, Class SN, IO, 4.09%, 10/25/2040(c)	15,360,673	2,817,728
Series 2013-18, Class FB, 2.86%, 10/25/2041(c)	2,056,263	2,060,553
Series 2016-40, Class GA, 4.41%, 7/25/2046(c)	988,606	1,028,507
GNMA REMICS Series 2009-61, Class ZQ, 6.00%, 8/16/2039	2,891,156	3,679,777
Series 2012-H20, Class PT, 3.51%, 7/20/2062(c)	848,315	853,903

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
GNMA REMICS (continued)
Series 2018-H02, Class ZJ, 4.56%, 10/20/2064(c)	$469,329	$492,791
Series 2017-H12, Class EZ, 5.25%, 6/20/2066(c)	546,114	594,407
Series 2017-H13, Class JZ, 5.24%, 5/20/2067(c)	596,103	628,341
Series 2017-H22, Class FD, 2.55%, 11/20/2067(c)	2,282,716	2,278,176
Series 2017-H25, Class FD, 2.50%, 12/20/2067(c)	3,043,114	3,034,740
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.90%, 12/25/2033(c)	178,830	183,137

Total Collateralized Mortgage Obligations (cost $50,066,642)		50,279,454

Commercial Mortgage-Backed Securities 7.3%

	Principal Amount	Value
COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/2046	4,450,000	4,453,955
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,289,998
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.16%, 8/5/2034(a)	2,015,000	2,011,876
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.14%, 8/15/2046(c)	1,130,000	1,174,415
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.73%, 11/15/2027(a)(c)	669,846	663,576
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	6,270,000	6,285,715
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,461,880
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(c)	1,505,000	1,565,318
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.10%, 3/15/2047	3,490,000	3,639,520

Total Commercial Mortgage-Backed Securities (cost $29,126,113)		28,546,253

Corporate Bonds 49.8%

	Principal Amount	Value
Aerospace & Defense 0.3%
Spirit AeroSystems, Inc., 4.60%, 6/15/2028	270,000	264,447
United Technologies Corp., 4.50%, 6/1/2042	835,000	838,922

		1,103,369

Automobiles 1.3%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	1,090,000	1,050,672
General Motors Co., 5.00%, 10/1/2028	1,180,000	1,145,855
Hyundai Capital America, 3.95%, 2/1/2022(a)	1,320,000	1,326,115
Volkswagen Group of America Finance LLC, 4.75%, 11/13/2028(a)	1,385,000	1,369,529

		4,892,171

Banks 11.0%
ABN AMRO Bank NV, 2.65%, 1/19/2021(a)	2,390,000	2,366,208
AIB Group plc, 4.75%, 10/12/2023(a)	1,030,000	1,032,116
Bank of Ireland Group plc, 4.50%, 11/25/2023(a)	1,040,000	1,030,455
Banque Federative du Credit Mutuel SA, 3.75%, 7/20/2023(a)	1,525,000	1,532,782
Barclays plc, (ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(e)	1,425,000	1,430,841
BB&T Corp., 3.75%, 12/6/2023	1,205,000	1,238,405
BNP Paribas SA, 3.38%, 1/9/2025(a)	1,565,000	1,507,310
(ICE LIBOR USD 3 Month + 2.57%), 5.20%, 1/10/2030(a)(e)	595,000	618,631
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(e)	1,280,000	1,271,313
Citizens Bank NA, 2.25%, 3/2/2020	1,075,000	1,066,024
Comerica, Inc., 3.70%, 7/31/2023	1,135,000	1,145,595
Cooperatieve Rabobank UA, 2.75%, 1/10/2023	460,000	451,191
Credit Agricole SA, 3.75%, 4/24/2023(a)	2,040,000	2,026,259
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,910,000	1,828,324
5.38%, 1/12/2024(a)	1,045,000	1,059,831
HSBC Holdings plc, (ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(e)	1,005,000	1,017,349
ING Groep NV, 4.63%, 1/6/2026(a)	1,970,000	2,024,024
KeyCorp, 4.15%, 10/29/2025	660,000	679,657
Lloyds Banking Group plc, 4.05%, 8/16/2023	1,440,000	1,451,356
Mitsubishi UFJ Financial Group, Inc., 3.76%, 7/26/2023	1,955,000	1,990,443
National Australia Bank Ltd., 3.70%, 11/4/2021	1,675,000	1,693,113
Royal Bank of Scotland Group plc, (ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(e)	520,000	524,343
Santander Holdings USA, Inc., 3.70%, 3/28/2022	3,080,000	3,076,211
Santander UK Group Holdings plc, (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024(e)	1,620,000	1,642,258
Santander UK plc, 2.50%, 1/5/2021	1,735,000	1,707,148
(ICE LIBOR USD 3 Month + 0.62%), 3.36%, 6/1/2021(e)	425,000	423,550
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	2,155,000	2,122,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
SunTrust Banks, Inc., 4.00%, 5/1/2025	$1,020,000	$1,039,763
Svenska Handelsbanken AB, 3.90%, 11/20/2023	1,035,000	1,059,573
UniCredit SpA, 3.75%, 4/12/2022(a)	1,730,000	1,682,362
US Bancorp, 3.95%, 11/17/2025	575,000	596,428
Westpac Banking Corp., 2.80%, 1/11/2022	525,000	522,301

		42,857,498

Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/2029	735,000	762,792
4.60%, 4/15/2048	180,000	162,944
5.55%, 1/23/2049	970,000	1,012,893
Bacardi Ltd., 5.30%, 5/15/2048(a)	1,210,000	1,093,164
Brown-Forman Corp., 3.50%, 4/15/2025	785,000	792,244

		3,824,037

Building Products 0.5%
CRH America Finance, Inc., 4.50%, 4/4/2048(a)	805,000	711,781
Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	1,135,000	1,133,947

		1,845,728

Capital Markets 1.9%
Deutsche Bank AG, 3.30%, 11/16/2022	390,000	364,713
4.10%, 1/13/2026	1,465,000	1,353,075
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,075,000	1,046,041
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013(f)	4,000,000	74,400
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(a)(e)	1,465,000	1,488,754
Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(e)	2,155,000	2,056,803
State Street Corp., (ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(e)	1,080,000	1,061,355

		7,445,141

Chemicals 0.8%
DowDuPont, Inc., 4.49%, 11/15/2025	240,000	252,010
5.42%, 11/15/2048	490,000	534,789
Eastman Chemical Co., 3.80%, 3/15/2025	330,000	323,936
4.50%, 12/1/2028	660,000	674,291
Methanex Corp., 5.65%, 12/1/2044	1,030,000	931,356
Syngenta Finance NV, 5.18%, 4/24/2028(a)	500,000	476,219

		3,192,601

Commercial Services & Supplies 0.2%
Steelcase, Inc., 5.13%, 1/18/2029	945,000	958,028

Construction & Engineering 0.1%
Fluor Corp., 4.25%, 9/15/2028	290,000	280,356

Consumer Finance 3.6%
American Express Co., 3.70%, 8/3/2023	1,005,000	1,020,108
American Honda Finance Corp., 3.63%, 10/10/2023	1,525,000	1,553,397
Capital One Financial Corp., 3.90%, 1/29/2024	1,325,000	1,334,408
Caterpillar Financial Services Corp., 2.55%, 11/29/2022	730,000	716,034
3.65%, 12/7/2023	1,285,000	1,316,349
Discover Financial Services, 4.50%, 1/30/2026	1,345,000	1,359,269
Ford Motor Credit Co. LLC, 2.98%, 8/3/2022	1,600,000	1,484,714
3.81%, 1/9/2024	555,000	504,016
General Motors Financial Co., Inc., 4.15%, 6/19/2023	1,360,000	1,339,217
3.50%, 11/7/2024	155,000	144,050
5.25%, 3/1/2026	180,000	179,321
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(a)	400,000	399,652
3.35%, 2/15/2023(a)	1,435,000	1,400,008
Toyota Motor Credit Corp., 3.65%, 1/8/2029	1,430,000	1,453,041

		14,203,584

Containers & Packaging 0.3%
Westrock Co., 4.65%, 3/15/2026(a)	1,070,000	1,101,927

Distributors 0.3%
Ferguson Finance plc, 4.50%, 10/24/2028(a)	995,000	984,482

Diversified Financial Services 1.8%
AXA Equitable Holdings, Inc., 5.00%, 4/20/2048	855,000	794,963
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	2,155,000	1,923,524
Mitsubishi UFJ Lease & Finance Co. Ltd., 2.65%, 9/19/2022(a)	2,155,000	2,081,491
National Rural Utilities Cooperative Finance Corp., 4.30%, 3/15/2049	940,000	958,433
ORIX Corp., 3.25%, 12/4/2024	1,265,000	1,233,245

		6,991,656

Diversified Telecommunication Services 0.8%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.96%, 6/12/2024(e)	775,000	767,307
British Telecommunications plc, 4.50%, 12/4/2023	1,205,000	1,240,481
Deutsche Telekom International Finance BV, 4.75%, 6/21/2038(a)	1,020,000	998,907

		3,006,695

Electric Utilities 3.0%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	1,335,000	1,329,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
American Electric Power Co., Inc., Series J, 4.30%, 12/1/2028	$1,560,000	$1,613,720
CenterPoint Energy Houston Electric LLC, Series AC, 4.25%, 2/1/2049	960,000	987,970
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/2030(a)	435,000	442,293
Duke Energy Corp., 2.65%, 9/1/2026	450,000	419,571
Electricite de France SA, 5.00%, 9/21/2048(a)	1,450,000	1,368,368
Enel Finance International NV, 4.63%, 9/14/2025(a)	1,165,000	1,150,425
Entergy Texas, Inc., 3.45%, 12/1/2027	415,000	395,608
MidAmerican Energy Co., 4.25%, 7/15/2049	835,000	857,483
Niagara Mohawk Power Corp., 4.28%, 12/15/2028(a)	440,000	457,345
Southwestern Public Service Co., Series 6, 4.40%, 11/15/2048	995,000	1,025,609
Tampa Electric Co., 4.45%, 6/15/2049	500,000	501,465
Tucson Electric Power Co., 4.85%, 12/1/2048	630,000	663,905
Virginia Electric & Power Co., 4.60%, 12/1/2048	540,000	565,619

		11,778,866

Electronic Equipment, Instruments & Components 0.0%†
Trimble, Inc., 4.15%, 6/15/2023	120,000	119,783

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047	440,000	387,873

Entertainment 0.3%
Viacom, Inc., 6.88%, 4/30/2036	1,075,000	1,223,081

Equity Real Estate Investment Trusts (REITs) 1.4%
American Homes 4 Rent LP, 4.90%, 2/15/2029	1,355,000	1,356,744
Boston Properties LP, 4.13%, 5/15/2021	1,475,000	1,496,300
4.50%, 12/1/2028	585,000	604,516
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	1,605,000	1,564,744
Omega Healthcare Investors, Inc., 4.50%, 1/15/2025	405,000	402,302

		5,424,606

Food & Staples Retailing 1.0%
Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022(a)	2,155,000	2,097,558
Kroger Co. (The), 5.40%, 1/15/2049	945,000	952,709
Sysco Corp., 3.55%, 3/15/2025	1,000,000	990,492

		4,040,759

Food Products 0.8%
Archer-Daniels-Midland Co., 4.50%, 3/15/2049	590,000	621,910
Bunge Ltd. Finance Corp., 4.35%, 3/15/2024	1,445,000	1,422,172
Kraft Heinz Foods Co., 4.00%, 6/15/2023	1,240,000	1,262,380

		3,306,462

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.40%, 11/30/2023	1,508,000	1,526,995

Health Care Providers & Services 1.5%
Cigna Corp., 3.75%, 7/15/2023(a)	1,050,000	1,064,052
Express Scripts Holding Co., 4.75%, 11/15/2021	2,135,000	2,212,480
3.00%, 7/15/2023	925,000	905,235
McKesson Corp., 4.75%, 5/30/2029	1,565,000	1,618,851

		5,800,618

Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Series Z, 4.15%, 12/1/2023	980,000	995,786
Series AA, 4.65%, 12/1/2028	325,000	335,643
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	2,170,000	2,139,253

		3,470,682

Household Durables 0.3%
DR Horton, Inc., 2.55%, 12/1/2020	1,080,000	1,061,449

Independent Power and Renewable Electricity Producers 0.9%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	2,155,000	2,203,403
PSEG Power LLC, 3.85%, 6/1/2023	1,400,000	1,409,446

		3,612,849

Industrial Conglomerates 0.3%
Roper Technologies, Inc., 3.65%, 9/15/2023	980,000	980,517

Insurance 3.0%
Aflac, Inc., 4.75%, 1/15/2049	355,000	380,348
American Financial Group, Inc., 3.50%, 8/15/2026	1,075,000	1,020,001
American International Group, Inc., 3.30%, 3/1/2021	1,560,000	1,571,082
Assurant, Inc., 4.20%, 9/27/2023	565,000	567,441
Athene Holding Ltd., 4.13%, 1/12/2028	370,000	345,474
Berkshire Hathaway Finance Corp., 4.25%, 1/15/2049	1,340,000	1,388,067
Brighthouse Financial, Inc., 3.70%, 6/22/2027	1,115,000	975,084
4.70%, 6/22/2047	805,000	625,620
Jackson National Life Global Funding, 3.88%, 6/11/2025(a)	390,000	397,254
Marsh & McLennan Cos., Inc., 4.38%, 3/15/2029	465,000	480,964
4.20%, 3/1/2048	685,000	647,362
4.90%, 3/15/2049	730,000	770,095
Reliance Standard Life Global Funding II, 3.85%, 9/19/2023(a)	1,725,000	1,725,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Insurance (continued)
Willis North America, Inc., 5.05%, 9/15/2048	$1,045,000	$1,016,071

		11,910,666

Internet & Direct Marketing Retail 0.4%
Expedia Group, Inc., 3.80%, 2/15/2028	1,580,000	1,489,535

IT Services 0.6%
IBM Credit LLC, 2.20%, 9/8/2022	1,075,000	1,034,227
Western Union Co. (The), 4.25%, 6/9/2023	1,240,000	1,252,411

		2,286,638

Machinery 1.1%
Kennametal, Inc., 4.63%, 6/15/2028	1,210,000	1,177,048
Nvent Finance SARL, 4.55%, 4/15/2028	1,055,000	1,030,327
Timken Co. (The), 4.50%, 12/15/2028	660,000	642,077
Wabtec Corp., (ICE LIBOR USD 3 Month + 1.05%), 3.84%, 9/15/2021(e)	420,000	419,892
4.70%, 9/15/2028	1,005,000	956,447

		4,225,791

Media 0.9%
Cox Communications, Inc., 3.15%, 8/15/2024(a)	1,075,000	1,043,316
Fox Corp., 5.58%, 1/25/2049(a)	250,000	265,337
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/2020	310,000	311,611
Time Warner Cable LLC, 8.25%, 4/1/2019	2,000,000	2,016,441

		3,636,705

Metals & Mining 0.2%
Corp. Nacional del Cobre de Chile, 4.38%, 2/5/2049(a)	810,000	773,874

Multi-Utilities 0.2%
San Diego Gas & Electric Co., 4.15%, 5/15/2048	825,000	788,177

Oil, Gas & Consumable Fuels 2.3%
Apache Corp., 4.38%, 10/15/2028	740,000	726,947
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,685,000	2,730,378
Enterprise Products Operating LLC, 3.75%, 2/15/2025	330,000	334,037
4.15%, 10/16/2028	445,000	453,636
Kinder Morgan, Inc., 7.80%, 8/1/2031	1,600,000	1,994,619
MPLX LP, 4.90%, 4/15/2058	1,405,000	1,252,859
Petroleos Mexicanos, 6.38%, 2/4/2021	1,320,000	1,337,160

		8,829,636

Pharmaceuticals 0.7%
Bayer US Finance II LLC, 3.38%, 7/15/2024(a)	605,000	583,717
Pfizer, Inc., 3.20%, 9/15/2023	1,010,000	1,024,905
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/2023(a)	1,245,000	1,281,739

		2,890,361

Professional Services 0.2%
Experian Finance plc, 4.25%, 2/1/2029(a)	880,000	887,448

Road & Rail 1.3%
Canadian National Railway Co., 3.65%, 2/3/2048	690,000	654,429
CSX Corp., 4.30%, 3/1/2048	450,000	438,105
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	1,315,000	1,322,308
4.45%, 1/29/2026(a)	970,000	977,381
Ryder System, Inc., 3.75%, 6/9/2023	670,000	673,109
3.88%, 12/1/2023	1,055,000	1,058,585

		5,123,917

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd., 4.20%, 6/22/2023	940,000	938,623
Microchip Technology, Inc., 3.92%, 6/1/2021(a)	355,000	351,317

		1,289,940

Specialty Retail 0.6%
AutoNation, Inc., 3.50%, 11/15/2024	800,000	744,366
4.50%, 10/1/2025	675,000	653,838
Best Buy Co., Inc., 4.45%, 10/1/2028	1,000,000	951,407

		2,349,611

Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co., 3.50%, 10/5/2021	475,000	478,849
4.90%, 10/15/2025(g)	1,540,000	1,608,857
Seagate HDD Cayman, 4.88%, 3/1/2024	685,000	655,249
Xerox Corp., 3.62%, 3/15/2023	650,000	619,125

		3,362,080

Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp., 3.75%, 9/15/2025	1,160,000	1,161,776

Thrifts & Mortgage Finance 0.3%
Nationwide Building Society, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(e)	1,310,000	1,314,103

Trading Companies & Distributors 1.5%
Air Lease Corp., 3.50%, 1/15/2022	125,000	124,000
3.88%, 7/3/2023	1,260,000	1,242,520
Aircastle Ltd., 4.40%, 9/25/2023	835,000	826,731
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	835,000	822,888
4.38%, 1/30/2024(a)	1,010,000	1,010,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Trading Companies & Distributors (continued)
GATX Corp., 4.35%, 2/15/2024	$1,045,000	$1,060,974
4.70%, 4/1/2029	840,000	847,484

		5,934,950

Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	560,000	563,479
Vodafone Group plc, 4.13%, 5/30/2025	365,000	365,774

		929,253

Total Corporate Bonds (cost $199,295,341)		194,606,274

Foreign Government Securities 0.9%

	Principal Amount	Value
CANADA 0.3%
Province of Saskatchewan, 9.38%, 12/15/2020	1,000,000	1,113,462

COLOMBIA 0.2%
Republic of Colombia, 5.20%, 5/15/2049	945,000	977,602

MEXICO 0.4%
Mexican Bonos, 4.50%, 4/22/2029	1,385,000	1,388,463

Total Foreign Government Securities (cost $3,327,075)		3,479,527

Mortgage-Backed Securities 13.9%

	Principal Amount	Value
FNMA Pool
Pool# 292234 8.00%, 8/1/2024	767	768
Pool# 293495 8.00%, 9/1/2024	43	43
Pool# 303300 8.50%, 5/1/2025	3,567	3,817
Pool# 342718 6.50%, 5/1/2026	13,112	14,210
Pool# 250764 7.50%, 12/1/2026	35,045	38,001
Pool# 402854 6.00%, 12/1/2027	6,829	7,365
Pool# 251497 6.00%, 12/1/2027	332	358
Pool# 415652 6.50%, 3/1/2028	3,402	3,687
Pool# 432037 6.00%, 7/1/2028	36,563	39,437
Pool# 437979 6.00%, 8/1/2028	10,932	11,791
Pool# 446099 6.00%, 10/1/2028	5,592	6,032
Pool# 450653 6.00%, 12/1/2028	51,575	55,630
Pool# 440738 6.00%, 12/1/2028	44,319	47,884
Pool# 453865 6.00%, 12/1/2028	37,561	40,514
Pool# 252212 6.50%, 1/1/2029	85,161	94,710
Pool# 504076 6.50%, 6/1/2029	33,989	37,534
Pool# 484939 6.50%, 6/1/2029	10,018	10,857
Pool# 252570 6.50%, 7/1/2029	35,657	39,520
Pool# 506638 6.50%, 8/1/2029	15,004	16,261
Pool# 535300 6.50%, 5/1/2030	44,011	48,807
Pool# 539932 7.00%, 5/1/2030	6,020	6,020
Pool# AN3476 4.03%, 11/1/2031	4,103,075	4,353,713
Pool# 725027 5.00%, 11/1/2033	591,207	635,130
Pool# 725205 5.00%, 3/1/2034	199,557	214,103
Pool# AM6492 3.76%, 8/1/2034	2,346,906	2,384,689
Pool# AB8610 3.00%, 3/1/2043	3,155,786	3,116,998
Pool# AL5080 3.00%, 6/1/2043	8,736,121	8,630,566
Pool# AL8256 3.00%, 8/1/2043	5,527,967	5,460,898
Pool# AL7259 3.00%, 9/1/2043	6,974,209	6,887,054
Pool# MA3209 3.00%, 12/1/2047	5,435,447	5,342,186
Pool# MA3275 3.00%, 2/1/2048	5,451,019	5,355,871
GNMA I Pool
Pool# 348637 7.50%, 5/15/2023	9,151	9,521
Pool# 354696 6.50%, 12/15/2023	5,723	6,220
Pool# 369270 6.50%, 12/15/2023	2,008	2,183
Pool# 368677 7.50%, 1/15/2024	6,967	7,222
Pool# 359986 7.50%, 1/15/2024	561	561
Pool# 362734 7.50%, 1/15/2024	198	198
Pool# 371909 6.50%, 2/15/2024	16,529	17,965
Pool# 392055 7.00%, 4/15/2024	4,511	4,516
Pool# 442138 8.00%, 11/15/2026	30,162	32,439
Pool# 439463 8.00%, 12/15/2026	1,765	1,775
Pool# 399109 7.50%, 2/15/2027	7,847	8,207
Pool# 435777 7.50%, 2/15/2027	2,927	2,945
Pool# 445661 7.50%, 7/15/2027	3,106	3,155
Pool# 443887 7.50%, 8/15/2027	5,259	5,339
Pool# 455381 7.50%, 8/15/2027	3,909	4,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 450591 7.50%, 8/15/2027	$694	$710
Pool# 453295 7.50%, 8/15/2027	409	420
Pool# 446699 6.00%, 8/15/2028	21,488	23,083
Pool# 482748 6.00%, 9/15/2028	34,742	37,330
Pool# 460906 6.00%, 9/15/2028	9,258	9,944
Pool# 476969 6.50%, 1/15/2029	27,840	30,259
Pool# 781029 6.50%, 5/15/2029	102,771	114,675
Pool# 503106 6.50%, 6/15/2029	11,566	12,571
GNMA II Pool
Pool# 767673 4.64%, 4/20/2064(c)	1,234,056	1,305,214
Pool# BA7614 4.54%, 5/20/2067(c)	978,817	1,040,800
Pool# BC3943 4.45%, 6/20/2067(c)	4,072,101	4,344,647
Pool# BB0088 4.70%, 7/20/2067(c)	4,009,256	4,342,992

Total Mortgage-Backed Securities (cost $55,731,096)		54,273,538

U.S. Treasury Obligations 3.3%

	Principal Amount	Value
U.S. Treasury Bonds 4.25%, 5/15/2039	190,000	230,442
4.38%, 11/15/2039	2,400,000	2,957,156
3.00%, 8/15/2048	4,820,000	4,807,762
3.38%, 11/15/2048	4,695,000	5,035,387

Total U.S. Treasury Obligations (cost $12,615,473)		13,030,747

Short-Term Investments 2.1%

	Principal Amount	Value
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills 2.49%, 5/23/2019	$1,425,000	$1,414,587
2.50%, 6/27/2019	1,305,000	1,292,364
2.54%, 7/18/2019	1,530,000	1,512,859
2.42%, 8/15/2019	1,000,000	986,919
2.55%, 9/12/2019	500,000	492,536
2.56%, 1/2/2020	2,315,000	2,262,009

Total Short-Term Investments (cost $7,958,985)		7,961,274

Total Investments (cost $393,243,148) — 99.2%		387,324,901
Other assets in excess of liabilities — 0.8%		3,250,617

NET ASSETS — 100.0%		$390,575,518

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $83,578,981 which represents 21.40% of net assets.

(b)	Fair valued security.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(d)	Value determined using significant unobservable inputs.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(f)	Security in default.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
†	Amount rounds to less than 0.1%. Asset Types

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	74	3/2019	USD	11,923,250	665,276

					665,276

Short Contracts
U.S. Treasury 10 Year Note	(199)	3/2019	USD	(24,371,281)	(611,503)
U.S. Treasury 10 Year Ultra Note	(20)	3/2019	USD	(2,613,750)	(977)

					(612,480)

					52,796

At January 31, 2019, the Fund had $365,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$35,147,834	$—	$35,147,834
Collateralized Mortgage Obligations	—	49,696,522	582,932	50,279,454
Commercial Mortgage-Backed Securities	—	28,546,253	—	28,546,253
Corporate Bonds	—	194,606,274	—	194,606,274
Foreign Government Securities	—	3,479,527	—	3,479,527
Futures Contracts	665,276	—	—	665,276
Mortgage-Backed Securities	—	54,273,538	—	54,273,538
Short-Term Investments	—	7,961,274	—	7,961,274
U.S. Treasury Obligations	—	13,030,747	—	13,030,747

Total Assets	$665,276	$386,741,969	$582,932	$387,990,177

Liabilities:
Futures Contracts	$(612,480)	$—	$—	$(612,480)

Total Liabilities	$(612,480)	$—	$—	$(612,480)

Total	$52,796	$386,741,969	$582,932	$387,377,697

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligation	Total
Balance as of 10/31/2018	$—	$—
Accrued Accretion/(Amortization)	(40)	(40)
Realized Gains (Losses)	(136)	(136)
Purchases	—	—
Change in Unrealized Appreciation/Depreciation	9,490	9,490
Sales	(10,079)	(10,079)
Transfers Into Level 3	583,697	583,697
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$582,932	$582,932

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2019	$9,490	$9,490

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$665,276

Total		$665,276

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(612,480)

Total		$(612,480)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund

Asset-Backed Securities 16.8%

	Principal Amount	Value
Airlines 0.4%
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	$1,004,018	$1,007,532

Automobiles 11.0%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	134,675	134,771
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	400,000	393,512
CPS Auto Receivables Trust Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,010,000	1,016,560
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	120,000	119,260
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	800,000	802,613
Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, 2/15/2022	1,930,000	1,928,440
DT Auto Owner Trust Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	950,000	955,044
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	755,000	756,650
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	410,000	408,559
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	800,000	800,138
First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.19%, 12/15/2022(a)	658,427	659,499
Flagship Credit Auto Trust Series 2018-2, Class B, 3.56%, 5/15/2023(a)	995,000	997,807
Series 2018-3, Class B, 3.59%, 12/16/2024(a)	460,000	462,012
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.64%, 5/15/2023(a)	770,000	776,343
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	430,000	432,323
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 4/15/2021	2,157,035	2,139,629
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	610,000	610,020
Series 2018-2A, Class A2, 3.69%, 10/16/2023(a)	580,000	585,189
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.75%, 10/15/2021	4,600,000	4,556,255
Santander Drive Auto Receivables Trust Series 2018-1, Class B, 2.63%, 7/15/2022	630,000	626,937
Series 2018-2, Class B, 3.03%, 9/15/2022	820,000	819,571
Series 2018-4, Class B, 3.27%, 1/17/2023	530,000	531,125
Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, 2/16/2021	2,903,699	2,887,116
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/2020(a)	1,535,000	1,531,770
Westlake Automobile Receivables Trust Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	765,000	761,247
Series 2018-3A, Class A2A, 2.98%, 1/18/2022(a)	850,000	850,008
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.83%, 7/15/2021	805,000	804,398

		27,346,796

Credit Card 1.8%
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77%, 11/15/2022	4,675,000	4,619,832

Other 3.2%
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031(a)	477,210	481,636
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	890,000	879,875
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	1,965,000	1,965,694
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	880,550	882,783
Sofi Consumer Loan Program Trust Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	415,000	413,416
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	1,240,000	1,237,915
SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.54%, 11/26/2027(a)	1,567,732	1,572,604
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/2023	445,000	448,478

		7,882,401

Student Loan 0.4%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	605,975	615,598
Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.86%, 2/25/2042(a)(b)	480,992	481,109

		1,096,707

Total Asset-Backed Securities (cost $42,074,407)		41,953,268

Collateralized Mortgage Obligations 5.8%

	Principal Amount	Value
FHLMC REMICS Series 3755, Class AL, 1.50%, 11/15/2020	22,291	21,993
Series 3645, Class EH, 3.00%, 12/15/2020	3,522	3,510
Series 3852, Class EA, 4.50%, 12/15/2021	7,994	8,021
Series 4060, Class EA, 1.75%, 6/15/2022	169,254	165,751
Series 2611, Class HD, 5.00%, 5/15/2023	93,448	95,315
Series 3585, Class LA, 3.50%, 10/15/2024	21,440	21,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FHLMC REMICS (continued)
Series 3609, Class LE, 3.00%, 12/15/2024	$2,908	$2,898
Series 3718, Class BC, 2.00%, 2/15/2025	51,434	50,904
Series 3721, Class PE, 3.50%, 9/15/2040	118,254	120,741
FNMA REMICS Series 2010-95, Class BK, 1.50%, 2/25/2020	14,745	14,622
Series 2012-99, Class TC, 1.50%, 9/25/2022	225,427	220,906
Series 2012-100, Class WA, 1.50%, 9/25/2027	329,535	313,495
Series 2012-93, Class DP, 1.50%, 9/25/2027	302,514	290,958
Series 2010-66, Class QA, 4.50%, 8/25/2039	9,600	9,643
GNMA REMICS Series 2004-76, Class QA, 4.00%, 1/20/2034	14,732	14,738
Series 2009-66, Class LG, 2.25%, 5/16/2039	8,535	8,512
Series 2009-104, Class KE, 2.50%, 8/16/2039	53,524	52,449
Series 2010-4, Class JC, 3.00%, 8/16/2039	26,501	26,511
Series 2009-88, Class QE, 3.00%, 9/16/2039	130,449	130,672
Series 2011-39, Class NE, 3.50%, 9/16/2039	133,874	135,352
Series 2010-H22, Class FE, 2.70%, 5/20/2059(b)	297,631	297,308
Series 2010-H02, Class FA, 3.19%, 2/20/2060(b)	592,884	595,789
Series 2011-H11, Class FA, 2.85%, 3/20/2061(b)	299,360	299,878
Series 2011-H23, Class HA, 3.00%, 12/20/2061	200,543	200,038
Series 2012-H18, Class NA, 2.87%, 8/20/2062(b)	153,478	153,804
Series 2013-H02, Class FD, 2.69%, 12/20/2062(b)	1,754,933	1,751,416
Series 2013-H14, Class FC, 2.82%, 6/20/2063(b)	1,660,200	1,661,740
Series 2016-H13, Class FT, 2.93%, 5/20/2066(b)	174,627	174,988
Series 2017-H14, Class FK, 2.90%, 5/20/2067(b)	1,553,026	1,547,248
Series 2017-H24, Class FJ, 2.60%, 10/20/2067(b)	3,118,968	3,114,568
Series 2017-H25, Class FD, 2.50%, 12/20/2067(b)	2,333,792	2,327,370
Series 2019-H01, Class FJ, 2.80%, 9/20/2068(b)	650,000	649,013
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.90%, 12/25/2033(b)	61,912	63,403

Total Collateralized Mortgage Obligations (cost $14,632,073)		14,545,184

Commercial Mortgage-Backed Securities 1.5%

	Principal Amount	Value
FNMA ACES REMICS, Series 2012-M8, Class A1, 1.54%, 5/25/2022	9,633	9,544
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.73%, 11/15/2027(a)(b)	343,975	340,755
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,446,116
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,015,000	1,055,680

Total Commercial Mortgage-Backed Securities (cost $3,941,876)		3,852,095

Corporate Bonds 68.5%

	Principal Amount	Value
Aerospace & Defense 0.4%
Spirit AeroSystems, Inc., 4.60%, 6/15/2028	175,000	171,401
United Technologies Corp., 3.65%, 8/16/2023	705,000	715,515

		886,916

Airlines 0.6%
Delta Air Lines, Inc., 2.60%, 12/4/2020	1,620,000	1,599,339

Automobiles 2.8%
BMW US Capital LLC, 3.45%, 4/12/2023(a)	750,000	756,025
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	1,160,000	1,149,477
3.70%, 5/4/2023(a)	380,000	380,918
Hyundai Capital America, 2.55%, 4/3/2020(a)	1,670,000	1,650,059
Nissan Motor Acceptance Corp., 2.15%, 9/28/2020(a)	1,735,000	1,697,993
Volkswagen Group of America Finance LLC, 4.25%, 11/13/2023(a)	1,300,000	1,314,859

		6,949,331

Banks 18.4%
AIB Group plc, 4.75%, 10/12/2023(a)	685,000	686,407
ANZ New Zealand Int’l Ltd., 2.75%, 1/22/2021(a)	1,560,000	1,545,878
Bank of Ireland Group plc, 4.50%, 11/25/2023(a)	760,000	753,025
Banque Federative du Credit Mutuel SA, 3.75%, 7/20/2023(a)	1,000,000	1,005,103
Barclays plc, (ICE LIBOR USD 3 Month + 1.38%), 4.01%, 5/16/2024(c)	1,455,000	1,412,574
BNP Paribas SA, 3.50%, 3/1/2023(a)	775,000	768,355
3.38%, 1/9/2025(a)	235,000	226,337
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	545,000	556,340
Canadian Imperial Bank of Commerce, 2.70%, 2/2/2021	210,000	209,002
Citibank NA, 2.10%, 6/12/2020	500,000	494,350
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	650,000	645,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value
Banks (continued)
Citizens Bank NA, 2.20%, 5/26/2020	$2,250,000	$2,221,041
Comerica, Inc., 3.70%, 7/31/2023	745,000	751,954
Commonwealth Bank of Australia, 3.45%, 3/16/2023(a)	680,000	683,801
Credit Agricole SA, 3.75%, 4/24/2023(a)	1,195,000	1,186,951
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,225,000	1,172,616
5.38%, 1/12/2024(a)	685,000	694,722
Fifth Third Bank, 3.35%, 7/26/2021	1,370,000	1,378,764
HSBC Holdings plc, (ICE LIBOR USD 3 Month + 1.38%), 4.16%, 9/12/2026(c)	1,395,000	1,395,391
ING Groep NV, 4.10%, 10/2/2023	1,330,000	1,346,545
4.63%, 1/6/2026(a)	625,000	642,140
JPMorgan Chase & Co., 4.25%, 10/15/2020	5,000,000	5,100,675
KeyBank NA, 3.30%, 2/1/2022	500,000	502,726
KeyCorp, 4.15%, 10/29/2025	440,000	453,105
Lloyds Banking Group plc, 4.05%, 8/16/2023	935,000	942,373
Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/2022	685,000	670,865
3.76%, 7/26/2023	1,295,000	1,318,478
Mizuho Financial Group, Inc., (ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024(c)	1,380,000	1,404,562
National Australia Bank Ltd., 3.70%, 11/4/2021	1,125,000	1,137,166
National Bank of Canada, 2.15%, 6/12/2020	2,000,000	1,973,895
Santander Holdings USA, Inc., 3.70%, 3/28/2022	1,800,000	1,797,786
Santander UK Group Holdings plc, (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024(c)	1,070,000	1,084,702
Santander UK plc, 2.50%, 1/5/2021	880,000	865,873
(ICE LIBOR USD 3 Month + 0.62%), 3.36%, 6/1/2021(c)	545,000	543,141
Societe Generale SA, 3.25%, 1/12/2022(a)	1,770,000	1,750,092
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(c)	1,545,000	1,538,131
(ICE LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/2021(c)	1,045,000	1,049,923
Svenska Handelsbanken AB, 3.90%, 11/20/2023	685,000	701,263
Toronto-Dominion Bank (The), 3.25%, 6/11/2021	1,450,000	1,459,899
Westpac Banking Corp., 2.65%, 1/25/2021	1,445,000	1,438,164
2.80%, 1/11/2022	325,000	323,329

		45,833,033

Beverages 2.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/2029	970,000	1,006,678
Bacardi Ltd., 4.45%, 5/15/2025(a)	1,025,000	1,012,806
Constellation Brands, Inc., 3.20%, 2/15/2023	1,635,000	1,607,697
Molson Coors Brewing Co., 2.25%, 3/15/2020	2,970,000	2,938,300

		6,565,481

Biotechnology 0.7%
Amgen, Inc., 2.20%, 5/11/2020	1,665,000	1,650,135

Building Products 0.3%
American Woodmark Corp., 4.88%, 3/15/2026(a)	95,000	88,112
Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	755,000	754,300

		842,412

Capital Markets 2.4%
Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	1,770,000	1,747,911
Deutsche Bank AG, 2.70%, 7/13/2020	890,000	870,095
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013(d)	500,000	9,300
State Street Corp., 1.95%, 5/19/2021	1,700,000	1,661,093
UBS AG, 2.20%, 6/8/2020(a)	1,770,000	1,747,542

		6,035,941

Consumer Finance 6.3%
American Express Co., 3.70%, 11/5/2021	1,310,000	1,330,506
3.70%, 8/3/2023	665,000	674,997
American Honda Finance Corp., 2.00%, 2/14/2020	1,670,000	1,655,181
3.63%, 10/10/2023	1,010,000	1,028,807
Capital One Financial Corp., 3.90%, 1/29/2024	855,000	861,071
Caterpillar Financial Services Corp., 3.15%, 9/7/2021	490,000	492,618
3.65%, 12/7/2023	845,000	865,614
Discover Financial Services, 4.50%, 1/30/2026	865,000	874,177
General Motors Financial Co., Inc., 3.55%, 4/9/2021	840,000	836,492
4.15%, 6/19/2023	1,005,000	989,642
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(a)	230,000	229,800
3.35%, 2/15/2023(a)	955,000	931,713
Navient Corp., 7.25%, 1/25/2022	890,000	923,375
6.75%, 6/15/2026	305,000	287,456
Springleaf Finance Corp., 5.25%, 12/15/2019	1,120,000	1,127,000
Toyota Motor Credit Corp., 3.05%, 1/8/2021	1,235,000	1,243,835
3.35%, 1/8/2024	1,240,000	1,255,338

		15,607,622

Containers & Packaging 0.3%
Westrock Co., 4.65%, 3/15/2026(a)	715,000	736,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Telecommunication Services 0.5%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.96%, 6/12/2024(c)	$515,000	$509,888
British Telecommunications plc, 4.50%, 12/4/2023	805,000	828,703

		1,338,591

Electric Utilities 3.5%
Alliant Energy Finance LLC, 3.75%, 6/15/2023(a)	820,000	825,203
American Electric Power Co., Inc., 2.15%, 11/13/2020	1,635,000	1,608,774
Edison International, 2.13%, 4/15/2020	1,735,000	1,680,716
Electricite de France SA, 4.50%, 9/21/2028(a)	1,375,000	1,377,551
Enel Finance International NV, 4.63%, 9/14/2025(a)	775,000	765,304
Eversource Energy, Series N, 3.80%, 12/1/2023	1,155,000	1,173,335
Korea Southern Power Co. Ltd., 3.00%, 1/29/2021(a)	1,270,000	1,264,704

		8,695,587

Electronic Equipment, Instruments & Components 0.0%†
Trimble, Inc., 4.15%, 6/15/2023	80,000	79,855

Equity Real Estate Investment Trusts (REITs) 2.0%
Digital Realty Trust LP, 2.75%, 2/1/2023	1,235,000	1,185,311
GLP Capital LP, 5.25%, 6/1/2025	1,010,000	1,032,250
iStar, Inc., 4.63%, 9/15/2020	1,235,000	1,225,738
MGM Growth Properties Operating Partnership LP, 5.75%, 2/1/2027(a)	505,000	509,343
Simon Property Group LP, 2.63%, 6/15/2022	1,165,000	1,143,513

		5,096,155

Food Products 1.2%
Bunge Ltd. Finance Corp., 4.35%, 3/15/2024	960,000	944,834
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 3.30%, 10/9/2020(c)	200,000	198,348
Kraft Heinz Foods Co., 4.00%, 6/15/2023	830,000	844,980
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	1,070,000	1,048,600

		3,036,762

Gas Utilities 0.3%
CenterPoint Energy Resources Corp., 3.55%, 4/1/2023	750,000	754,483

Health Care Equipment & Supplies 1.1%
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 0.88%), 3.68%, 12/29/2020(c)	1,440,000	1,433,651
Zimmer Biomet Holdings, Inc., (ICE LIBOR USD 3 Month + 0.75%), 3.55%, 3/19/2021(c)	1,395,000	1,389,649

		2,823,300

Health Care Providers & Services 3.8%
Cigna Corp., 3.75%, 7/15/2023(a)	925,000	937,379
CVS Health Corp., 3.70%, 3/9/2023	2,295,000	2,314,854
Express Scripts Holding Co., 4.75%, 11/15/2021	1,665,000	1,725,424
McKesson Corp., 3.65%, 11/30/2020	1,270,000	1,278,479
MEDNAX, Inc., 6.25%, 1/15/2027(a)	740,000	745,550
UnitedHealth Group, Inc., 3.50%, 6/15/2023	1,425,000	1,456,870
3.50%, 2/15/2024	910,000	925,457

		9,384,013

Hotels, Restaurants & Leisure 1.1%
Marriott International, Inc., Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.23%, 12/1/2020(c)	1,280,000	1,277,065
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,460,000	1,439,313

		2,716,378

Household Durables 0.4%
DR Horton, Inc., 2.55%, 12/1/2020	720,000	707,633
William Lyon Homes, Inc., 6.00%, 9/1/2023	340,000	310,250

		1,017,883

Household Products 0.1%
Energizer Holdings, Inc., 7.75%, 1/15/2027(a)	115,000	118,490

Independent Power and Renewable Electricity Producers 0.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)	940,000	868,325
PSEG Power LLC, 3.85%, 6/1/2023	900,000	906,072

		1,774,397

Industrial Conglomerates 0.3%
Roper Technologies, Inc., 3.65%, 9/15/2023	650,000	650,343

Insurance 3.0%
American International Group, Inc., 2.30%, 7/16/2019	2,500,000	2,493,813
Assurant, Inc., 4.20%, 9/27/2023	305,000	306,318
AXA Equitable Holdings, Inc., 3.90%, 4/20/2023	1,170,000	1,170,314
Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	645,000	651,418
Metropolitan Life Global Funding I, 2.05%, 6/12/2020(a)	1,770,000	1,748,660
Reliance Standard Life Global Funding II, 3.85%, 9/19/2023(a)	1,150,000	1,150,535

		7,521,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Interactive Media & Services 0.4%
Baidu, Inc., 3.88%, 9/29/2023	$1,030,000	$1,028,287

Internet & Direct Marketing Retail 0.7%
eBay, Inc., 2.15%, 6/5/2020	1,670,000	1,650,007

IT Services 1.3%
DXC Technology Co., 2.88%, 3/27/2020	1,700,000	1,689,740
IBM Credit LLC, 2.20%, 9/8/2022	620,000	596,485
Western Union Co. (The), 4.25%, 6/9/2023	825,000	833,257

		3,119,482

Machinery 0.2%
Wabtec Corp., (ICE LIBOR USD 3 Month + 1.05%), 3.84%, 9/15/2021(c)	400,000	399,897

Media 2.3%
Comcast Corp., 3.45%, 10/1/2021	1,350,000	1,365,669
CSC Holdings LLC, 6.50%, 2/1/2029(a)	745,000	754,778
DISH DBS Corp., 5.00%, 3/15/2023	990,000	861,300
Fox Corp., 4.03%, 1/25/2024(a)	890,000	907,849
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/2020	295,000	296,533
Lamar Media Corp., 5.75%, 2/1/2026(a)	165,000	170,874
Time Warner Cable LLC, 8.25%, 4/1/2019	1,445,000	1,456,879

		5,813,882

Metals & Mining 0.3%
Commercial Metals Co., 5.75%, 4/15/2026	755,000	715,362

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc., 3.63%, 2/1/2021	240,000	236,549

Oil, Gas & Consumable Fuels 3.5%
Cheniere Energy Partners LP, 5.63%, 10/1/2026(a)	585,000	586,381
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,285,000	2,323,618
Enterprise Products Operating LLC, 3.75%, 2/15/2025	215,000	217,630
4.15%, 10/16/2028	300,000	305,822
EQM Midstream Partners LP, 4.75%, 7/15/2023	1,430,000	1,450,269
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	1,580,000	1,580,000
MPLX LP, 3.38%, 3/15/2023	780,000	773,772
Phillips 66, (ICE LIBOR USD 3 Month + 0.60%), 3.29%, 2/26/2021(c)	1,215,000	1,212,224
Targa Resources Partners LP, 6.50%, 7/15/2027(a)	345,000	355,778

		8,805,494

Pharmaceuticals 2.8%
AstraZeneca plc, 3.50%, 8/17/2023	1,390,000	1,399,893
Bayer US Finance II LLC, 3.38%, 7/15/2024(a)	385,000	371,456
Mylan NV, 2.50%, 6/7/2019	687,000	685,529
Pfizer, Inc., 3.20%, 9/15/2023	675,000	684,961
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	2,535,000	2,515,278
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/2021(a)	1,270,000	1,292,841

		6,949,958

Road & Rail 0.8%
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	845,000	849,696
Ryder System, Inc., 3.75%, 6/9/2023	425,000	426,972
3.88%, 12/1/2023	700,000	702,379

		1,979,047

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd., 4.20%, 6/22/2023	600,000	599,121
Microchip Technology, Inc., 3.92%, 6/1/2021(a)	230,000	227,614

		826,735

Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co., 3.50%, 10/5/2021	325,000	327,634

Thrifts & Mortgage Finance 0.4%
Nationwide Building Society, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)	990,000	993,101

Tobacco 0.7%
BAT Capital Corp., 2.76%, 8/15/2022	1,770,000	1,720,516

Trading Companies & Distributors 1.5%
Air Lease Corp., 3.50%, 1/15/2022	1,380,000	1,368,957
Aircastle Ltd., 4.40%, 9/25/2023	555,000	549,504
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	515,000	507,530
4.38%, 1/30/2024(a)	680,000	680,238
GATX Corp., 4.35%, 2/15/2024	690,000	700,547

		3,806,776

Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	315,000	316,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, 4.13%, 5/30/2025	$480,000	$481,018

		797,975

Total Corporate Bonds (cost $171,659,616)		170,884,541

Foreign Government Security 0.7%

	Principal Amount	Value
JAPAN 0.7%
Japan Bank for International Cooperation, 2.13%, 11/16/2020	1,636,000	1,618,460

Total Foreign Government Security (cost $1,632,596)		1,618,460

Mortgage-Backed Securities 4.5%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G11712 4.50%, 7/1/2020	32,775	33,348
Pool# G18065 5.00%, 7/1/2020	3,986	4,050
Pool# G11723 5.50%, 7/1/2020	9,108	9,212
Pool# G14780 2.50%, 7/1/2023	1,275,128	1,265,252
Pool# G14899 3.00%, 11/1/2023	272,208	275,369
Pool# G13746 4.50%, 1/1/2025	144,423	148,848
Pool# J11719 4.00%, 2/1/2025	48,313	49,752
Pool# G13888 5.00%, 6/1/2025	43,099	44,731
Pool# J12635 4.00%, 7/1/2025	140,794	144,987
Pool# J12604 4.00%, 7/1/2025	134,899	138,917
Pool# G13908 4.00%, 10/1/2025	33,126	34,112
Pool# J19197 3.00%, 5/1/2027	394,841	396,929
Pool# G18437 3.00%, 6/1/2027	478,917	481,447
Pool# C00748 6.00%, 4/1/2029	12,421	13,607
Pool# C01418 5.50%, 10/1/2032	71,648	77,571
Pool# G01740 5.50%, 12/1/2034	40,875	44,400
Pool# G04342 6.00%, 4/1/2038	49,953	54,658
FHLMC Non Gold Pool
Pool# 972136 4.80%, 1/1/2034(b)	89,986	94,602
Pool# 848191 4.54%, 12/1/2034(b)	301,337	317,535
FNMA Pool
Pool# AB4251 2.50%, 1/1/2022	49,849	49,207
Pool# AQ6703 2.50%, 11/1/2022	795,739	790,082
Pool# 981257 5.00%, 5/1/2023	64,701	65,757
Pool# MA1519 3.00%, 7/1/2023	1,063,023	1,075,121
Pool# MA1577 2.50%, 9/1/2023	943,478	936,739
Pool# MA1892 3.00%, 5/1/2024	2,717,816	2,748,334
Pool# 931892 4.50%, 9/1/2024	478,748	492,625
Pool# AL0802 4.50%, 4/1/2025	117,555	121,291
Pool# AB2518 4.00%, 3/1/2026	88,490	91,043
Pool# AB4998 3.00%, 4/1/2027	692,516	696,245
Pool# MA1174 3.00%, 9/1/2027	98,154	98,684
Pool# 190307 8.00%, 6/Su1/2030	1,023	1,213
Pool# 253516 8.00%, 11/1/2030	684	789
Pool# 725773 5.50%, 9/1/2034	88,046	95,850
Pool# 815323 4.29%, 1/1/2035(b)	87,316	90,090
Pool# 811773 5.50%, 1/1/2035	82,540	89,858
GNMA II Pool
Pool# 5080, 4.00%, 6/20/2026	111,072	114,647

Total Mortgage-Backed Securities (cost $11,326,174)		11,186,902

Total Investments (cost $245,266,742) — 97.8%		244,040,450
Other assets in excess of liabilities — 2.2%		5,369,905

NET ASSETS — 100.0%		$249,410,355

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $64,051,254 which represents 25.68% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(d)	Security in default.
†	Amount rounds to less than 0.1%. Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

ACES	Alternative Credit Enhancement Services
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Futures contracts outstanding as of January 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(162)	3/2019	USD	(19,839,938)	(440,064)

					(440,064)

At January 31, 2019, the Fund had $207,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$41,953,268	$—	$41,953,268
Collateralized Mortgage Obligations	—	14,545,184	—	14,545,184
Commercial Mortgage-Backed Securities	—	3,852,095	—	3,852,095
Corporate Bonds	—	170,884,541	—	170,884,541
Foreign Government Security	—	1,618,460	—	1,618,460
Mortgage-Backed Securities	—	11,186,902	—	11,186,902

Total Assets	$—	$244,040,450	$—	$244,040,450

Liabilities:
Futures Contracts	$(440,064)	$—	$—	$(440,064)

Total Liabilities	$(440,064)	$—	$—	$(440,064)

Total	$(440,064)	$244,040,450	$—	$243,600,386

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(440,064)

Total		$(440,064)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 96.5%

	Shares	Value
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	22,255	$2,526,388
Esterline Technologies Corp.*	13,502	1,643,193
Teledyne Technologies, Inc.*	18,336	4,111,298

		8,280,879

Airlines 0.3%
JetBlue Airways Corp.*	154,902	2,786,687

Auto Components 0.8%
Adient plc	44,144	871,402
Dana, Inc.	73,522	1,295,458
Delphi Technologies plc	44,974	805,484
Gentex Corp.	133,216	2,821,515
Visteon Corp.*	14,693	1,129,745

		6,923,604

Automobiles 0.2%
Thor Industries, Inc.	25,496	1,660,299

Banks 7.3%
Associated Banc-Corp.	84,256	1,824,142
BancorpSouth Bank	46,099	1,345,169
Bank of Hawaii Corp.	21,220	1,640,943
Bank OZK	61,438	1,864,029
Cathay General Bancorp	39,145	1,453,062
Chemical Financial Corp.	36,311	1,614,387
Commerce Bancshares, Inc.	50,452	3,017,030
Cullen/Frost Bankers, Inc.	32,498	3,161,405
East West Bancorp, Inc.	73,673	3,707,225
First Horizon National Corp.	164,638	2,416,886
FNB Corp.	164,817	1,920,118
Fulton Financial Corp.	89,498	1,436,443
Hancock Whitney Corp.	43,284	1,778,107
Home BancShares, Inc.	80,858	1,480,510
International Bancshares Corp.	27,906	989,826
MB Financial, Inc.	42,812	1,899,997
PacWest Bancorp	61,887	2,388,219
Pinnacle Financial Partners, Inc.	37,211	2,000,836
Prosperity Bancshares, Inc.	33,720	2,398,841
Signature Bank	27,130	3,453,920
Sterling Bancorp	114,061	2,194,534
Synovus Financial Corp.	84,128	2,979,814
TCF Financial Corp.	84,776	1,878,636
Texas Capital Bancshares, Inc.*	25,504	1,486,118
Trustmark Corp.	34,096	1,075,047
UMB Financial Corp.	22,814	1,468,309
Umpqua Holdings Corp.	111,933	1,978,975
United Bankshares, Inc.	52,441	1,854,838
Valley National Bancorp	168,475	1,703,282
Webster Financial Corp.	46,878	2,525,787
Wintrust Financial Corp.	28,660	2,038,872

		62,975,307

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	4,372	1,089,327

Biotechnology 0.9%
Exelixis, Inc.*	151,953	3,581,533
Ligand Pharmaceuticals, Inc.*	10,802	1,275,716
United Therapeutics Corp.*	22,152	2,554,790

		7,412,039

Building Products 0.6%
Lennox International, Inc.	18,426	4,224,714
Resideo Technologies, Inc.*	62,496	1,370,537

		5,595,251

Capital Markets 2.8%
Eaton Vance Corp.	59,223	2,281,270
Evercore, Inc., Class A	20,569	1,839,897
FactSet Research Systems, Inc.	19,332	4,226,555
Federated Investors, Inc., Class B	48,519	1,267,802
Interactive Brokers Group, Inc., Class A	38,160	1,923,264
Janus Henderson Group plc	84,799	1,851,162
Legg Mason, Inc.	43,468	1,295,346
MarketAxess Holdings, Inc.	19,106	4,103,396
SEI Investments Co.	66,402	3,156,751
Stifel Financial Corp.	36,599	1,751,994

		23,697,437

Chemicals 2.6%
Ashland Global Holdings, Inc.	31,758	2,410,432
Cabot Corp.	30,509	1,430,567
Chemours Co. (The)	86,951	3,108,498
Minerals Technologies, Inc.	17,921	1,049,633
NewMarket Corp.	4,521	1,813,328
Olin Corp.	84,791	2,001,916
PolyOne Corp.	40,567	1,313,154
RPM International, Inc.	67,451	3,855,499
Scotts Miracle-Gro Co. (The)	19,964	1,484,324
Sensient Technologies Corp.	21,485	1,348,828
Valvoline, Inc.	95,630	2,114,379

		21,930,558

Commercial Services & Supplies 1.4%
Brink’s Co. (The)	25,725	1,904,936
Clean Harbors, Inc.*	25,902	1,533,657
Deluxe Corp.	23,535	1,105,439
Healthcare Services Group, Inc.(a)	37,506	1,636,012
Herman Miller, Inc.	30,156	1,032,240
HNI Corp.	22,271	865,674
MSA Safety, Inc.	17,790	1,782,202
Pitney Bowes, Inc.	95,355	687,510
Stericycle, Inc.*	43,281	1,907,826

		12,455,496

Communications Equipment 1.4%
ARRIS International plc*	83,059	2,607,222
Ciena Corp.*	72,474	2,760,535
InterDigital, Inc.	17,200	1,252,332
Lumentum Holdings, Inc.*	37,429	1,830,652
NetScout Systems, Inc.*	35,543	921,630
Plantronics, Inc.	16,791	651,323
ViaSat, Inc.*(a)	28,497	1,786,477

		11,810,171

Construction & Engineering 1.2%
AECOM*	79,463	2,432,363
Dycom Industries, Inc.*(a)	15,906	923,343
EMCOR Group, Inc.	29,254	1,908,238
Granite Construction, Inc.	23,835	1,030,149
KBR, Inc.	71,599	1,231,503
MasTec, Inc.*	32,390	1,437,468
Valmont Industries, Inc.	11,226	1,448,154

		10,411,218

Construction Materials 0.2%
Eagle Materials, Inc.	23,830	1,691,930

Consumer Finance 0.6%
Green Dot Corp., Class A*	24,035	1,779,071
Navient Corp.	116,685	1,330,209
SLM Corp.*	221,417	2,371,376

		5,480,656

Containers & Packaging 1.3%
AptarGroup, Inc.	31,924	3,164,307
Bemis Co., Inc.	46,258	2,259,241
Greif, Inc., Class A	13,184	514,176
Owens-Illinois, Inc.	80,656	1,618,766
Silgan Holdings, Inc.	39,354	1,086,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	50,726	$2,920,803

		11,564,250

Distributors 0.4%
Pool Corp.	20,463	3,067,608

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	29,856	1,459,958
Graham Holdings Co., Class B	2,205	1,466,325
Service Corp. International	91,965	3,947,138
Sotheby’s*	16,712	674,998
Weight Watchers International, Inc.*	19,702	630,464

		8,178,883

Electric Utilities 1.4%
ALLETE, Inc.	26,136	2,010,904
Hawaiian Electric Industries, Inc.	55,336	2,057,946
IDACORP, Inc.	25,611	2,497,072
OGE Energy Corp.	101,510	4,156,835
PNM Resources, Inc.	40,483	1,724,171

		12,446,928

Electrical Equipment 1.3%
Acuity Brands, Inc.	20,374	2,463,420
EnerSys	21,421	1,826,355
Hubbell, Inc.	27,804	3,039,811
nVent Electric plc	82,983	2,076,235
Regal Beloit Corp.	21,926	1,683,040

		11,088,861

Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	44,304	3,364,889
Avnet, Inc.	56,529	2,328,995
Belden, Inc.	20,484	1,098,147
Cognex Corp.	87,513	3,981,841
Coherent, Inc.*(a)	12,390	1,464,498
Jabil, Inc.	73,068	1,947,262
Littelfuse, Inc.	12,786	2,246,756
National Instruments Corp.	57,211	2,529,870
SYNNEX Corp.	21,061	2,037,862
Tech Data Corp.*	18,966	1,813,719
Trimble, Inc.*	127,641	4,806,960
Vishay Intertechnology, Inc.	67,147	1,309,367
Zebra Technologies Corp., Class A*	27,345	4,747,092

		33,677,258

Energy Equipment & Services 1.3%
Apergy Corp.*	39,307	1,321,501
Core Laboratories NV	22,470	1,515,826
Diamond Offshore Drilling, Inc.(a)	32,829	358,821
Dril-Quip, Inc.*(a)	18,183	680,771
Ensco plc, Class A(a)	222,148	977,451
McDermott International, Inc.*	91,778	809,482
Oceaneering International, Inc.*	50,078	785,724
Patterson-UTI Energy, Inc.	110,497	1,340,329
Rowan Cos. plc, Class A*	64,580	787,230
Transocean Ltd.*	257,136	2,203,656

		10,780,791

Entertainment 0.9%
Cinemark Holdings, Inc.	54,030	2,210,908
Live Nation Entertainment, Inc.*	70,288	3,761,111
World Wrestling Entertainment, Inc., Class A	22,065	1,816,832

		7,788,851

Equity Real Estate Investment Trusts (REITs) 9.1%
Alexander & Baldwin, Inc.*	34,410	792,806
American Campus Communities, Inc.	69,643	3,204,971
Camden Property Trust	47,334	4,589,031
CoreCivic, Inc.	60,317	1,198,499
CoreSite Realty Corp.	18,652	1,842,631
Corporate Office Properties Trust	55,323	1,365,925
Cousins Properties, Inc.	213,652	1,890,820
CyrusOne, Inc.	53,788	2,915,310
Douglas Emmett, Inc.	82,050	3,103,951
EPR Properties	37,781	2,760,280
First Industrial Realty Trust, Inc.	64,194	2,100,428
GEO Group, Inc. (The)	61,901	1,395,868
Healthcare Realty Trust, Inc.	63,649	2,055,226
Highwoods Properties, Inc.	52,596	2,331,055
Hospitality Properties Trust	83,575	2,228,110
JBG SMITH Properties	55,308	2,137,654
Kilroy Realty Corp.	51,203	3,607,763
Lamar Advertising Co., Class A	43,243	3,219,441
Liberty Property Trust	75,127	3,541,487
Life Storage, Inc.	23,684	2,327,427
Mack-Cali Realty Corp.	45,903	945,602
Medical Properties Trust, Inc.	185,475	3,375,645
National Retail Properties, Inc.	80,880	4,263,185
Omega Healthcare Investors, Inc.	102,001	4,099,420
Pebblebrook Hotel Trust	65,062	2,085,237
PotlatchDeltic Corp.	34,343	1,266,570
Rayonier, Inc.	65,800	2,002,952
Sabra Health Care REIT, Inc.	90,610	1,861,129
Senior Housing Properties Trust	120,822	1,663,719
Tanger Factory Outlet Centers, Inc.	47,726	1,085,767
Taubman Centers, Inc.	31,035	1,545,543
Uniti Group, Inc.	90,964	1,811,093
Urban Edge Properties	58,094	1,186,279
Weingarten Realty Investors	60,654	1,740,163

		77,540,987

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	18,604	2,393,963
Sprouts Farmers Market, Inc.*	64,852	1,555,151

		3,949,114

Food Products 1.7%
Flowers Foods, Inc.	93,250	1,833,295
Hain Celestial Group, Inc. (The)*	45,484	833,722
Ingredion, Inc.	35,934	3,557,466
Lancaster Colony Corp.	9,919	1,577,815
Post Holdings, Inc.*	33,889	3,145,577
Sanderson Farms, Inc.	10,214	1,257,344
Tootsie Roll Industries, Inc. (a)	9,422	326,472
TreeHouse Foods, Inc.*	28,459	1,660,867

		14,192,558

Gas Utilities 2.3%
Atmos Energy Corp.	59,391	5,798,343
National Fuel Gas Co.	43,690	2,503,437
New Jersey Resources Corp.	44,981	2,181,578
ONE Gas, Inc.	26,695	2,192,994
Southwest Gas Holdings, Inc.	26,936	2,109,628
UGI Corp.	88,355	5,038,886

		19,824,866

Health Care Equipment & Supplies 3.6%
Avanos Medical, Inc.*	24,104	1,097,937
Cantel Medical Corp.	18,447	1,501,955
Globus Medical, Inc., Class A*	38,636	1,740,552
Haemonetics Corp.*	26,267	2,598,069
Hill-Rom Holdings, Inc.	34,195	3,420,184
ICU Medical, Inc.*	8,435	2,098,628
Inogen, Inc.*	8,970	1,356,354
Integra LifeSciences Holdings Corp.*	35,932	1,701,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova plc*	24,743	$2,284,274
Masimo Corp.*	24,780	3,082,384
NuVasive, Inc.*	26,134	1,310,359
STERIS plc	42,946	4,898,421
West Pharmaceutical Services, Inc.	37,650	4,076,365

		31,167,221

Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.*(a)	44,854	1,227,205
Chemed Corp.	8,138	2,424,636
Encompass Health Corp.	50,278	3,360,581
HealthEquity, Inc.*	27,586	1,719,711
MEDNAX, Inc.*	45,446	1,641,055
Molina Healthcare, Inc.*	31,708	4,216,530
Patterson Cos., Inc.(a)	41,985	935,846
Tenet Healthcare Corp.*	42,195	927,868

		16,453,432

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	88,795	1,046,893
Medidata Solutions, Inc.*	31,099	2,206,785

		3,253,678

Hotels, Restaurants & Leisure 3.9%
Boyd Gaming Corp.	41,059	1,121,732
Brinker International, Inc.(a)	19,618	794,921
Cheesecake Factory, Inc. (The)	21,197	951,321
Churchill Downs, Inc.	18,210	1,674,956
Cracker Barrel Old Country Store, Inc.(a)	12,215	2,043,325
Domino’s Pizza, Inc.	21,140	5,998,052
Dunkin’ Brands Group, Inc.	41,978	2,870,876
Eldorado Resorts, Inc.*	33,039	1,540,278
International Speedway Corp., Class A	12,423	539,779
Jack in the Box, Inc.	13,083	1,059,069
Marriott Vacations Worldwide Corp.	20,798	1,841,455
Papa John’s International, Inc.(a)	11,382	481,345
Penn National Gaming, Inc.*	54,970	1,332,473
Scientific Games Corp.*	27,965	700,803
Six Flags Entertainment Corp.	36,469	2,246,126
Texas Roadhouse, Inc.	33,818	2,057,487
Wendy’s Co. (The)	95,063	1,646,491
Wyndham Destinations, Inc.	49,529	2,087,152
Wyndham Hotels & Resorts, Inc.	50,408	2,474,529

		33,462,170

Household Durables 1.5%
Helen of Troy Ltd.*	13,418	1,557,025
KB Home	43,807	937,908
NVR, Inc.*	1,727	4,593,820
Tempur Sealy International, Inc.*	23,266	1,233,563
Toll Brothers, Inc.	68,903	2,545,277
TRI Pointe Group, Inc.*(a)	72,272	972,058
Tupperware Brands Corp.	24,690	673,296

		12,512,947

Household Products 0.2%
Energizer Holdings, Inc.	32,361	1,533,911

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	30,263	3,260,233

Insurance 4.7%
Alleghany Corp.	7,541	4,762,594
American Financial Group, Inc.	34,724	3,312,322
Aspen Insurance Holdings Ltd.	30,341	1,266,130
Brown & Brown, Inc.	119,204	3,237,581
CNO Financial Group, Inc.	83,680	1,496,198
First American Financial Corp.	55,172	2,763,014
Genworth Financial, Inc., Class A*	254,501	1,231,785
Hanover Insurance Group, Inc. (The)	21,515	2,453,570
Kemper Corp.	30,026	2,257,355
Mercury General Corp.	13,782	712,529
Old Republic International Corp.	144,584	2,913,368
Primerica, Inc.	20,764	2,333,251
Reinsurance Group of America, Inc.	31,904	4,608,533
RenaissanceRe Holdings Ltd.	20,464	2,824,646
WR Berkley Corp.	49,033	3,770,147

		39,943,023

Interactive Media & Services 0.3%
Cars.com, Inc.*(a)	32,061	875,586
Yelp, Inc.*	38,848	1,414,844

		2,290,430

IT Services 2.5%
CACI International, Inc., Class A*	12,629	2,111,316
CoreLogic, Inc.*	40,944	1,486,267
Leidos Holdings, Inc.	76,113	4,414,554
LiveRamp Holdings, Inc.*	34,568	1,501,634
MAXIMUS, Inc.	32,594	2,285,817
Perspecta, Inc.	71,885	1,441,294
Sabre Corp.	139,923	3,215,431
Science Applications International Corp.	25,847	1,735,368
WEX, Inc.*	21,906	3,534,095

		21,725,776

Leisure Products 0.5%
Brunswick Corp.	44,084	2,218,307
Polaris Industries, Inc.	29,515	2,475,718

		4,694,025

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A*	10,234	2,557,170
Bio-Techne Corp.	19,194	3,348,585
Charles River Laboratories International, Inc.*	24,444	3,011,256
PRA Health Sciences, Inc.*	29,720	3,149,429
Syneos Health, Inc.*	30,953	1,579,841

		13,646,281

Machinery 4.9%
AGCO Corp.	33,421	2,145,628
Crane Co.	25,682	2,125,442
Donaldson Co., Inc.	64,998	3,073,105
Graco, Inc.	84,589	3,665,241
IDEX Corp.	38,986	5,374,610
ITT, Inc.	44,521	2,340,024
Kennametal, Inc.	41,727	1,568,101
Lincoln Electric Holdings, Inc.	32,753	2,831,169
Nordson Corp.	26,598	3,448,165
Oshkosh Corp.	36,539	2,742,252
Terex Corp.	32,962	1,012,263
Timken Co. (The)	35,157	1,497,337
Toro Co. (The)	53,463	3,181,048
Trinity Industries, Inc.	74,354	1,738,397
Wabtec Corp.(a)	43,701	3,022,361
Woodward, Inc.	28,260	2,567,421

		42,332,564

Marine 0.2%
Kirby Corp.*	27,383	2,051,261

Media 1.1%
AMC Networks, Inc., Class A*	22,893	1,440,886
Cable One, Inc.	2,522	2,230,306
John Wiley & Sons, Inc., Class A	22,989	1,190,370
Meredith Corp.(a)	20,268	1,099,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Media (continued)
New York Times Co. (The), Class A	71,745	$1,844,564
TEGNA, Inc.	109,423	1,284,626

		9,090,696

Metals & Mining 2.1%
Allegheny Technologies, Inc.*	63,877	1,749,591
Carpenter Technology Corp.	24,075	1,137,785
Commercial Metals Co.	59,784	1,043,231
Compass Minerals International, Inc.	17,205	898,961
Reliance Steel & Aluminum Co.	35,796	2,930,976
Royal Gold, Inc.	33,294	2,908,897
Steel Dynamics, Inc.	116,666	4,268,809
United States Steel Corp.	90,094	2,030,719
Worthington Industries, Inc.	20,448	771,503

		17,740,472

Multiline Retail 0.4%
Big Lots, Inc.	20,503	646,664
Dillard’s, Inc., Class A(a)	9,391	627,225
Ollie’s Bargain Outlet Holdings, Inc.*	26,206	2,048,523

		3,322,412

Multi-Utilities 1.1%
Black Hills Corp.	27,433	1,862,427
MDU Resources Group, Inc.	99,623	2,561,307
NorthWestern Corp.	25,575	1,634,498
Vectren Corp.	42,224	3,056,173

		9,114,405

Oil, Gas & Consumable Fuels 2.6%
Callon Petroleum Co.*	115,664	941,505
Chesapeake Energy Corp.*(a)	530,126	1,510,859
CNX Resources Corp.*	103,476	1,256,199
EQT Corp.	129,307	2,517,607
Equitrans Midstream Corp.*	103,382	2,152,413
Matador Resources Co.*(a)	52,621	1,026,110
Murphy Oil Corp.	82,675	2,261,161
Oasis Petroleum, Inc.*	135,944	818,383
PBF Energy, Inc., Class A	60,932	2,231,330
QEP Resources, Inc.*	120,335	995,170
Range Resources Corp.	105,249	1,160,897
SM Energy Co.	52,435	1,028,775
Southwestern Energy Co.*	295,424	1,291,003
World Fuel Services Corp.	34,169	850,466
WPX Energy, Inc.*	200,789	2,461,673

		22,503,551

Paper & Forest Products 0.4%
Domtar Corp.	31,969	1,499,346
Louisiana-Pacific Corp.	71,751	1,749,289

		3,248,635

Personal Products 0.3%
Edgewell Personal Care Co.*	27,465	1,083,494
Nu Skin Enterprises, Inc., Class A	28,232	1,853,431

		2,936,925

Pharmaceuticals 0.5%
Catalent, Inc.*	73,883	2,728,499
Mallinckrodt plc*	42,342	925,596
Prestige Consumer Healthcare, Inc.*(a)	26,295	734,157

		4,388,252

Professional Services 1.0%
ASGN, Inc.*	26,670	1,679,943
Dun & Bradstreet Corp. (The)	18,871	2,731,389
Insperity, Inc.	19,337	2,062,871
ManpowerGroup, Inc.	31,425	2,483,518

		8,957,721

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	23,159	3,321,232
Realogy Holdings Corp.(a)	60,050	1,065,888

		4,387,120

Road & Rail 1.7%
Avis Budget Group, Inc.*(a)	33,020	879,653
Genesee & Wyoming, Inc., Class A*	29,676	2,330,160
Knight-Swift Transportation Holdings, Inc.(a)	63,869	2,027,841
Landstar System, Inc.	20,895	2,122,514
Old Dominion Freight Line, Inc.	33,238	4,518,041
Ryder System, Inc.	26,981	1,562,470
Werner Enterprises, Inc.	22,433	738,494

		14,179,173

Semiconductors & Semiconductor Equipment 3.0%
Cirrus Logic, Inc.*	30,415	1,129,917
Cree, Inc.*	52,124	2,628,613
Cypress Semiconductor Corp.	183,954	2,551,442
First Solar, Inc.*	38,355	1,940,379
Integrated Device Technology, Inc.*	65,580	3,203,583
MKS Instruments, Inc.	27,437	2,239,682
Monolithic Power Systems, Inc.	19,831	2,509,811
Silicon Laboratories, Inc.*	21,929	1,677,569
Synaptics, Inc.*	17,594	700,241
Teradyne, Inc.	91,101	3,278,725
Universal Display Corp.(a)	21,544	2,236,914
Versum Materials, Inc.	55,415	2,037,610

		26,134,486

Software 3.8%
ACI Worldwide, Inc.*	58,945	1,742,414
Blackbaud, Inc.	24,684	1,767,374
CDK Global, Inc.	65,447	3,201,013
CommVault Systems, Inc.*	19,761	1,305,609
Fair Isaac Corp.*	14,716	3,314,043
j2 Global, Inc.	23,797	1,788,583
LogMeIn, Inc.	26,002	2,418,706
Manhattan Associates, Inc.*(a)	33,227	1,620,481
PTC, Inc.*	54,283	4,602,656
Teradata Corp.*	60,073	2,666,040
Tyler Technologies, Inc.*	19,731	3,732,908
Ultimate Software Group, Inc. (The)*	15,892	4,339,628

		32,499,455

Specialty Retail 2.0%
Aaron’s, Inc.	34,862	1,745,192
American Eagle Outfitters, Inc.	85,636	1,808,632
AutoNation, Inc.*	29,250	1,133,438
Bed Bath & Beyond, Inc.(a)	70,162	1,058,745
Dick’s Sporting Goods, Inc.(a)	37,488	1,323,701
Five Below, Inc.*	28,339	3,506,384
Michaels Cos., Inc. (The)*	45,683	633,166
Murphy USA, Inc.*	15,239	1,120,828
Sally Beauty Holdings, Inc.*	61,061	1,051,470
Signet Jewelers Ltd.	26,383	642,690
Urban Outfitters, Inc.*(a)	38,295	1,236,929
Williams-Sonoma, Inc.(a)	40,737	2,217,315

		17,478,490

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*	60,073	1,606,953

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	23,302	1,931,736
Deckers Outdoor Corp.*	14,801	1,901,188
Skechers U.S.A., Inc., Class A*(a)	68,042	1,848,701

		5,681,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.*	3,781	$1,120,461
New York Community Bancorp, Inc.	249,206	2,895,774
Washington Federal, Inc.	41,418	1,204,850

		5,221,085

Trading Companies & Distributors 0.8%
GATX Corp.	19,110	1,446,245
MSC Industrial Direct Co., Inc., Class A	23,077	1,926,699
NOW, Inc.*	55,103	745,543
Watsco, Inc.	16,323	2,407,316

		6,525,803

Water Utilities 0.4%
Aqua America, Inc.	90,435	3,169,747

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	47,243	1,711,141

Total Common Stocks (cost $732,999,936)		826,526,913

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.32% (b)(c)	1,616,260	1,616,260

Total Short-Term Investment (cost $1,616,260)		1,616,260

Repurchase Agreements 1.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $16,070,526, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $16,470,659. (c)	$16,069,374	16,069,374
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $420,073, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $428,445. (c)	420,044	420,044

Total Repurchase Agreements (cost $16,489,418)		16,489,418

Total Investments (cost $751,105,614) — 98.6%		844,632,591
Other assets in excess of liabilities — 1.4%		11,605,266

NET ASSETS — 100.0%		$856,237,857

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $27,694,165, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,616,260 and $16,489,418, respectively, and by $10,241,081 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $28,346,759.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $18,105,678.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	160	3/2019	USD	29,377,600	2,571,398

					2,571,398

At January 31, 2019, the Fund has $1,325,800 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$826,526,913	$—	$—	$826,526,913
Futures Contracts	2,571,398	—	—	2,571,398
Repurchase Agreements	—	16,489,418	—	16,489,418
Short-Term Investment	1,616,260	—	—	1,616,260

Total	$830,714,571	$16,489,418	$—	$847,203,989

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,571,398

Total		$2,571,398

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio

Asset-Backed Securities 4.8%

	Principal Amount	Value
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	$2,000,000	$1,967,560
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/2030	1,280,000	1,299,554
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.65%, 7/25/2022(a)	1,200,000	1,177,281

		4,444,395

Home Equity 0.7%
CWABS, Inc. Trust, Series 2004-6, Class 1A1, 3.05%, 12/25/2034(b)	1,346,797	1,319,368
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 3.38%, 11/25/2034(b)	1,309,171	1,298,254
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	3,837,249	3,898,201
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	3,875,357	3,930,013

		10,445,836

Other 2.4%
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 3.81%, 11/2/2030(a)(b)	392,000	391,436
Apidos CLO XII, Series 2013-12A, Class AR, 3.87%, 4/15/2031(a)(b)	1,500,000	1,486,804
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 3.75%, 7/17/2026(a)(b)	1,048,696	1,045,680
Babson CLO Ltd., Series 2015-IA, Class AR, 3.75%, 1/20/2031(a)(b)	1,500,000	1,483,007
BlueMountain CLO Ltd., Series 2015-3A, Class A1R, 3.76%, 4/20/2031(a)(b)	1,215,000	1,199,499
Burnham Park CLO Ltd., Series 2016-1A, Class A, 4.19%, 10/20/2029(a)(b)	1,500,000	1,502,250
Carlyle US CLO Ltd., Series 2017-1A, Class A1A, 4.06%, 4/20/2031(a)(b)	450,000	449,544
CBAM Ltd., Series 2017-1A, Class A1, 4.01%, 7/20/2030(a)(b)	300,000	298,777
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, 4.16%, 7/20/2028(a)(b)	510,000	504,979
Cutwater Ltd., Series 2014-1A, Class A1AR, 4.04%, 7/15/2026(a)(b)	2,102,714	2,100,497
Dryden 71 CLO Ltd., Series 2018-71A, Class A, 3.84%, 1/15/2029(a)(b)	2,500,000	2,506,750
Flatiron CLO 17 Ltd., Series 2017-1A, Class A, 3.87%, 5/15/2030(a)(b)	2,000,000	1,995,514
JFIN CLO 2014 Ltd., Series 2014-1A, Class AR, 3.71%, 4/21/2025(a)(b)	1,644,302	1,638,915
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/2059(a)(c)	3,900,000	3,900,000
Midocean Credit CLO VII, Series 2017-7A, Class B, 4.69%, 7/15/2029(a)(b)	1,000,000	997,223
SoFi Consumer Loan Program Trust, Series 2017-2, Class A, 3.28%, 2/25/2026(a)	4,777,934	4,770,632
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/2048(a)	2,477,043	2,537,163
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class A1, 4.04%, 7/25/2030(a)(b)	835,000	831,946
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 4.96%, 12/21/2029(a)(b)	1,500,000	1,499,510
THL Credit Wind River CLO Ltd. Series 2017-1A, Class A, 4.12%, 4/18/2029(a)(b)	2,000,000	2,001,896
Series 2017-3A, Class A, 4.04%, 10/15/2030(a)(b)	466,489	465,159
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR, 3.68%, 4/15/2029(a)(b)	1,425,000	1,407,793
Series 2013-1A, Class A2R, 4.29%, 4/15/2029(a)(b)	1,500,000	1,475,010

		36,489,984

Student Loan 1.4%
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 4.41%, 10/27/2031(a)(b)	2,066,555	2,101,890
Navient Student Loan Trust Series 2015-1, Class A2, 3.11%, 4/25/2040(b)	1,983,785	1,968,935
Series 2017-3A, Class A2, 3.11%, 7/26/2066(a)(b)	4,000,000	4,004,829
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3.15%, 4/25/2031(a)(b)	4,800,000	4,800,001
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/2029(a)	2,938,204	2,941,300
SLM Student Loan Trust, Series 2005-7, Class A4, 2.92%, 10/25/2029(b)	682,061	677,432
SMB Private Education Loan Trust Series 2015-C, Class A3, 4.46%, 8/16/2032(a)(b)	3,220,000	3,314,008
Series 2017-A, Class B, 3.50%, 6/17/2041(a)	1,000,000	953,933

		20,762,328

Total Asset-Backed Securities (cost $71,937,999)		72,142,543

Collateralized Mortgage Obligations 1.6%

	Principal Amount	Value
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1B, 2.65%, 4/19/2047(b)	1,457,499	1,301,270
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 5.01%, 3/25/2030(b)	1,200,000	1,232,600
FNMA Series 2014-C02, Class 1M2, 5.11%, 5/25/2024(b)	2,215,000	2,313,767
Series 2014-C02, Class 2M2, 5.11%, 5/25/2024(b)	652,001	677,929
Series 2016-C02, Class 1M2, 8.51%, 9/25/2028(b)	1,731,600	1,985,783
Series 2017-C03, Class 1M1, 3.46%, 10/25/2029(b)	3,269,216	3,274,462
GSMSC Resecuritization Trust, Series 2015-7R, Class A, 2.67%, 9/26/2037(a)(b)	3,506,430	3,427,174

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 2.77%, 4/25/2035(b)	$3,427,791	$3,349,662
Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 1/25/2056(a)(b)	3,230,000	3,158,068
WaMu Mortgage Pass-Through Trust, Series 2004-AR9, Class A7, 4.18%, 8/25/2034(b)	3,791,733	3,842,613

Total Collateralized Mortgage Obligations (cost $24,537,452)		24,563,328

Commercial Mortgage-Backed Securities 2.7%

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 3.36%, 9/15/2034(a)(b)	2,500,000	2,472,572
BANK Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	1,200,000	1,195,039
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	1,406,400	1,408,712
Series 2017-BNK5, Class A5, 3.39%, 6/15/2060	2,000,000	1,986,735
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 3.36%, 8/15/2036(a)(b)	2,610,000	2,588,715
BX Trust Series 2017-IMC, Class A, 3.56%, 10/15/2032(a)(b)	2,000,000	1,988,042
Series 2018-MCSF, Class A, 3.09%, 4/15/2035(a)(b)	2,660,000	2,596,653
CHT Mortgage Trust, Series 2017-CSMO, Class A, 3.44%, 11/15/2036(a)(b)	2,070,000	2,060,911
Cold Storage Trust, Series 2017-ICE3, Class A, 3.51%, 4/15/2036(a)(b)	2,380,000	2,370,245
Great Wolf Trust, Series 2017-WOLF, Class A, 3.51%, 9/15/2034(a)(b)	3,650,000	3,636,212
GS Mortgage Securities Trust Series 2015-GS1, Class A3, 3.73%, 11/10/2048	2,000,000	2,036,987
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	1,250,000	1,244,732
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 3.37%, 5/8/2030(a)(b)	2,000,000	1,991,818
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/2048	3,510,000	3,597,975
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/2050	2,000,000	2,001,616
Morgan Stanley Capital I Trust, Series 2018-H4, Class XA, IO, 0.87%, 12/15/2051(b)	21,500,000	1,407,506
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 3.46%, 6/15/2033(a)(b)	2,400,000	2,396,994
Wells Fargo Commercial Mortgage Trust Series 2018-C44, Class A5, 4.21%, 5/15/2051	2,000,000	2,094,257
Series 2016-C36, Class A4, 3.07%, 11/15/2059	2,500,000	2,426,395

Total Commercial Mortgage-Backed Securities (cost $41,182,822)		41,502,116

Common Stocks 63.6%

	Shares	Value
Aerospace & Defense 1.5%
AAR Corp.(d)	1,162	$43,784
Aerojet Rocketdyne Holdings, Inc.*(d)	2,480	97,886
Aerovironment, Inc.*(d)	723	56,148
Arconic, Inc.(d)	15,197	286,008
Astronics Corp.*(d)	841	25,794
Axon Enterprise, Inc.*(d)	2,103	107,274
Boeing Co. (The)(d)	19,260	7,427,041
BWX Technologies, Inc.(d)	3,635	168,737
Cubic Corp.(d)	927	59,578
Curtiss-Wright Corp.(d)	1,559	176,978
Ducommun, Inc.*(d)	317	12,480
Esterline Technologies Corp.*(d)	918	111,721
General Dynamics Corp.(d)	9,174	1,570,314
Harris Corp.(d)	4,251	651,168
HEICO Corp.(d)	4,019	300,667
Hexcel Corp.(d)	3,066	207,599
Huntington Ingalls Industries, Inc.(d)	1,507	311,120
KeyW Holding Corp. (The)*(d)	2,258	16,212
Kratos Defense & Security Solutions, Inc.*(d)	3,059	47,384
L3 Technologies, Inc.(d)	2,807	552,642
Lockheed Martin Corp.(d)	8,851	2,564,046
Maxar Technologies, Inc.(d)	2,225	12,505
Mercury Systems, Inc.*(d)	1,645	96,446
Moog, Inc., Class A(d)	1,124	100,564
National Presto Industries, Inc.(d)	148	17,704
Northrop Grumman Corp.(d)	5,716	1,575,044
Raytheon Co.(d)	10,471	1,725,202
Sparton Corp.*(d)	288	5,296
Spirit AeroSystems Holdings, Inc., Class A(d)	3,711	309,497
Teledyne Technologies, Inc.*(d)	1,233	276,463
Textron, Inc.(d)	8,651	460,493
TransDigm Group, Inc.*(d)	1,709	668,219
Triumph Group, Inc.(d)	1,934	34,522
United Technologies Corp.(d)	29,100	3,435,837
Vectrus, Inc.*(d)	328	8,262
Wesco Aircraft Holdings, Inc.*(d)	2,183	19,079

		23,539,714

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*(d)	2,118	50,302
Atlas Air Worldwide Holdings, Inc.*(d)	859	45,716
CH Robinson Worldwide, Inc.(d)	4,881	423,524
Echo Global Logistics, Inc.*(d)	843	20,030
Expeditors International of Washington, Inc.(d)	6,096	422,453
FedEx Corp.(d)	8,692	1,543,438
Forward Air Corp.(d)	1,071	62,686
Hub Group, Inc., Class A*(d)	1,201	53,456
Radiant Logistics, Inc.*(d)	1,140	5,632
United Parcel Service, Inc., Class B(d)	23,572	2,484,489
XPO Logistics, Inc.*(d)	4,528	275,212

		5,386,938

Airlines 0.3%
Alaska Air Group, Inc.(d)	4,394	280,996
Allegiant Travel Co.(d)	438	56,940
American Airlines Group, Inc.(d)	14,837	530,720
Copa Holdings SA, Class A(d)	1,114	105,663
Delta Air Lines, Inc.(d)	22,975	1,135,654
Hawaiian Holdings, Inc.(d)	1,713	54,850
JetBlue Airways Corp.*(d)	11,059	198,951
Mesa Air Group, Inc.*(d)	337	2,949
SkyWest, Inc.(d)	1,832	93,340
Southwest Airlines Co.(d)	18,572	1,054,147
Spirit Airlines, Inc.*(d)	2,429	142,874
United Continental Holdings, Inc.*(d)	8,634	753,489

		4,410,573

Auto Components 0.2%
Adient plc(d)	3,345	66,030
American Axle & Manufacturing Holdings, Inc.*(d)	3,930	58,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Auto Components (continued)
Aptiv plc(d)	8,805	$696,740
BorgWarner, Inc.(d)	7,410	303,069
Cooper Tire & Rubber Co.(d)	1,780	62,656
Cooper-Standard Holdings, Inc.*(d)	630	48,170
Dana, Inc.(d)	5,268	92,822
Dorman Products, Inc.*(d)	947	81,395
Fox Factory Holding Corp.*(d)	1,285	76,239
Garrett Motion, Inc.*(d)	2,829	45,179
Gentex Corp.(d)	9,809	207,755
Gentherm, Inc.*(d)	1,251	53,243
Goodyear Tire & Rubber Co. (The)(d)	8,295	175,771
LCI Industries(d)	899	74,114
Lear Corp.(d)	2,256	347,266
Modine Manufacturing Co.*(d)	1,464	21,418
Motorcar Parts of America, Inc.*(d)	567	11,340
Shiloh Industries, Inc.*(d)	434	2,600
Standard Motor Products, Inc.(d)	771	37,902
Stoneridge, Inc.*(d)	1,083	28,277
Superior Industries International, Inc.(d)	722	3,718
Tenneco, Inc., Class A(d)	1,858	64,435
Tower International, Inc.(d)	598	17,396
Visteon Corp.*(d)	1,053	80,965

		2,656,585

Automobiles 0.3%
Ford Motor Co.(d)	138,823	1,221,642
General Motors Co.(d)	46,921	1,830,858
Harley-Davidson, Inc.(d)	5,773	212,793
Tesla, Inc.*(d)	4,920	1,510,538
Thor Industries, Inc.(d)	1,798	117,086
Winnebago Industries, Inc.(d)	1,193	34,120

		4,927,037

Banks 3.9%
1st Constitution Bancorp(d)	223	4,331
1st Source Corp.(d)	702	31,871
Access National Corp.(d)	474	11,191
ACNB Corp.(d)	204	7,426
Allegiance Bancshares, Inc.*(d)	357	12,823
Amalgamated Bank, Class A(d)	377	6,763
American National Bankshares, Inc.(d)	251	8,203
Ameris Bancorp(d)	1,639	62,200
Ames National Corp.(d)	258	6,486
Arrow Financial Corp.(d)	367	11,689
Associated Banc-Corp.(d)	6,057	131,134
Atlantic Capital Bancshares, Inc.*(d)	780	14,102
Auburn National Bancorporation, Inc.(d)	71	2,312
Banc of California, Inc.(d)	1,822	26,565
BancFirst Corp.(d)	729	39,133
Bancorp, Inc. (The)*(d)	1,546	13,110
BancorpSouth Bank(d)	3,501	102,159
Bank of America Corp.(d)	337,038	9,595,472
Bank of Commerce Holdings(d)	473	5,056
Bank of Hawaii Corp.(d)	1,458	112,747
Bank of Marin Bancorp(d)	409	17,153
Bank of NT Butterfield & Son Ltd. (The)	292	10,235
Bank of Princeton (The)(d)	173	5,110
Bank OZK(d)	4,523	137,228
BankUnited, Inc.(d)	3,897	131,758
Bankwell Financial Group, Inc.(d)	185	5,346
Banner Corp.(d)	985	53,722
Bar Harbor Bankshares(d)	460	11,008
Baycom Corp.*(d)	309	6,674
BB&T Corp.(d)	27,999	1,366,351
BCB Bancorp, Inc.(d)	403	4,731
Berkshire Hills Bancorp, Inc.(d)	1,576	42,946
Blue Hills Bancorp, Inc.(d)	692	16,359
BOK Financial Corp.(d)	1,214	100,896
Boston Private Financial Holdings, Inc.(d)	2,601	30,172
Bridge Bancorp, Inc.(d)	501	15,426
Brookline Bancorp, Inc.(d)	3,236	48,119
Bryn Mawr Bank Corp.(d)	857	31,700
Business First Bancshares, Inc.(d)	322	7,429
Byline Bancorp, Inc.*(d)	493	9,313
C&F Financial Corp.(d)	100	4,998
Cadence Bancorp(d)	4,710	88,312
Cambridge Bancorp(d)	108	8,219
Camden National Corp.(d)	463	18,761
Capital Bancorp, Inc.*(d)	193	2,268
Capital City Bank Group, Inc.(d)	342	8,208
Capstar Financial Holdings, Inc.(d)	236	3,764
Carolina Financial Corp.(d)	867	30,016
Cathay General Bancorp(d)	2,849	105,755
CB Financial Services, Inc.(d)	141	3,405
CBTX, Inc.(d)	559	18,028
CenterState Bank Corp.(d)	3,367	83,502
Central Pacific Financial Corp.(d)	861	24,650
Central Valley Community Bancorp(d)	347	6,860
Century Bancorp, Inc., Class A(d)	85	6,599
Chemical Financial Corp.(d)	2,645	117,597
Chemung Financial Corp.(d)	98	4,108
CIT Group, Inc.(d)	4,029	186,100
Citigroup, Inc.(d)	87,763	5,657,203
Citizens & Northern Corp.(d)	354	8,875
Citizens Financial Group, Inc.(d)	17,351	588,546
City Holding Co.(d)	626	44,872
Civista Bancshares, Inc.(d)	419	7,848
CNB Financial Corp.(d)	436	11,018
Coastal Financial Corp.*(d)	192	2,855
Codorus Valley Bancorp, Inc.(d)	277	6,122
Columbia Banking System, Inc.(d)	2,643	97,130
Comerica, Inc.(d)	6,041	475,668
Commerce Bancshares, Inc.(d)	3,746	224,011
Community Bank System, Inc.(d)	1,810	108,509
Community Bankers Trust Corp.*(d)	643	4,797
Community Financial Corp. (The)(d)	146	4,314
Community Trust Bancorp, Inc.(d)	659	26,762
ConnectOne Bancorp, Inc.(d)	926	18,520
County Bancorp, Inc.(d)	155	2,652
Cullen/Frost Bankers, Inc.(d)	2,152	209,347
Customers Bancorp, Inc.*(d)	907	17,841
CVB Financial Corp.(d)	4,715	103,306
Eagle Bancorp, Inc.*(d)	1,180	64,758
East West Bancorp, Inc.(d)	5,284	265,891
Enterprise Bancorp, Inc.(d)	298	9,640
Enterprise Financial Services Corp.(d)	908	40,070
Equity Bancshares, Inc., Class A*(d)	409	12,986
Esquire Financial Holdings, Inc.*(d)	180	3,911
Evans Bancorp, Inc.(d)	141	4,935
Farmers & Merchants Bancorp, Inc.(d)	405	12,770
Farmers National Banc Corp.(d)	766	9,935
FB Financial Corp.(d)	503	16,639
Fidelity D&D Bancorp, Inc.(d)	85	5,016
Fidelity Southern Corp.(d)	659	20,073
Fifth Third Bancorp(d)	23,619	633,462
Financial Institutions, Inc.(d)	462	12,391
First Bancorp(d)	1,123	41,293
First Bancorp, Inc.(d)	305	7,890
First Bancorp/PR(d)	7,748	82,516
First Bancshares, Inc. (The)(d)	374	12,121
First Bank(d)	483	5,429
First Busey Corp.(d)	1,834	45,410
First Business Financial Services, Inc.(d)	248	5,119
First Choice Bancorp(d)	265	5,727
First Citizens BancShares, Inc., Class A(d)	281	114,516
First Commonwealth Financial Corp.(d)	3,041	41,358
First Community Bancshares, Inc.(d)	481	16,498
First Community Corp.(d)	225	4,612
First Financial Bancorp(d)	3,543	93,287
First Financial Bankshares, Inc.(d)	2,343	143,157
First Financial Corp.(d)	385	15,966
First Financial Northwest, Inc.(d)	249	3,772
First Foundation, Inc.*(d)	1,163	16,898
First Guaranty Bancshares, Inc.(d)	143	3,107
First Hawaiian, Inc.(d)	3,841	98,829
First Horizon National Corp.(d)	11,815	173,444
First Internet Bancorp(d)	295	5,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
First Interstate BancSystem, Inc., Class A(d)	1,309	$50,946
First Merchants Corp.(d)	1,893	69,341
First Mid-Illinois Bancshares, Inc.(d)	388	12,641
First Midwest Bancorp, Inc.(d)	3,910	86,098
First Northwest Bancorp(d)	286	4,367
First of Long Island Corp. (The)(d)	740	15,333
First Republic Bank(d)	5,809	561,324
First Savings Financial Group, Inc.(d)	54	2,707
First United Corp.(d)	204	3,305
Flushing Financial Corp.(d)	826	18,321
FNB Corp.(d)	11,894	138,565
Franklin Financial Network, Inc.*(d)	400	12,748
Fulton Financial Corp.(d)	6,423	103,089
FVCBankcorp, Inc.*(d)	56	980
German American Bancorp, Inc.(d)	948	27,729
Glacier Bancorp, Inc.(d)	2,601	109,710
Great Southern Bancorp, Inc.(d)	332	17,709
Great Western Bancorp, Inc.(d)	1,818	64,157
Guaranty Bancshares, Inc.(d)	229	6,870
Hancock Whitney Corp.(d)	3,178	130,552
Hanmi Financial Corp.(d)	988	21,667
HarborOne Bancorp, Inc.*(d)	435	6,603
Heartland Financial USA, Inc.(d)	1,217	55,203
Heritage Commerce Corp.(d)	1,207	16,017
Heritage Financial Corp.(d)	1,478	45,788
Hilltop Holdings, Inc.(d)	2,764	50,885
Home BancShares, Inc.(d)	5,857	107,242
HomeTrust Bancshares, Inc.(d)	531	14,337
Hope Bancorp, Inc.(d)	4,961	70,992
Horizon Bancorp, Inc.(d)	1,121	18,093
Howard Bancorp, Inc.*(d)	374	4,798
Huntington Bancshares, Inc.(d)	38,470	509,343
IBERIABANK Corp.(d)	2,047	151,253
Independent Bank Corp.(d)	1,672	95,132
Independent Bank Group, Inc.(d)	1,203	63,470
International Bancshares Corp.(d)	1,979	70,195
Investar Holding Corp.(d)	268	6,180
Investors Bancorp, Inc.(d)	8,628	104,744
JPMorgan Chase & Co.(d)	119,549	12,373,321
KeyCorp(d)	37,330	614,825
Lakeland Bancorp, Inc.(d)	1,372	21,472
Lakeland Financial Corp.(d)	1,113	50,118
LCNB Corp.(d)	268	4,422
LegacyTexas Financial Group, Inc.(d)	1,826	72,748
Level One Bancorp, Inc.(d)	147	3,572
Live Oak Bancshares, Inc.(d)	778	10,814
M&T Bank Corp.(d)	5,113	841,293
Macatawa Bank Corp.(d)	781	7,623
MB Financial, Inc.(d)	2,983	132,386
MBT Financial Corp.(d)	554	5,546
Mercantile Bank Corp.(d)	493	16,368
Metropolitan Bank Holding Corp.*(d)	205	7,175
Mid Penn Bancorp, Inc.(d)	143	3,310
Middlefield Banc Corp.(d)	92	3,934
Midland States Bancorp, Inc.(d)	648	15,623
MidSouth Bancorp, Inc.(d)	445	5,082
MidWestOne Financial Group, Inc.(d)	336	9,311
MutualFirst Financial, Inc.(d)	173	5,017
MVB Financial Corp.(d)	255	4,294
National Bank Holdings Corp., Class A(d)	1,094	34,964
National Bankshares, Inc.(d)	210	7,293
National Commerce Corp.*(d)	726	29,559
NBT Bancorp, Inc.(d)	1,714	61,053
Nicolet Bankshares, Inc.*(d)	251	13,727
Northeast Bancorp(d)	231	4,555
Northrim BanCorp, Inc.(d)	202	6,692
Norwood Financial Corp.(d)	172	5,043
Oak Valley Bancorp(d)	206	3,636
OFG Bancorp(d)	1,736	33,644
Ohio Valley Banc Corp.(d)	121	4,341
Old Line Bancshares, Inc.(d)	476	12,857
Old National Bancorp(d)	5,688	91,804
Old Second Bancorp, Inc.(d)	891	12,501
Opus Bank(d)	607	12,686
Origin Bancorp, Inc.(d)	724	24,667
Orrstown Financial Services, Inc.(d)	227	4,274
Pacific City Financial Corp.(d)	344	5,659
Pacific Mercantile Bancorp*(d)	468	3,678
Pacific Premier Bancorp, Inc.*(d)	1,760	52,360
PacWest Bancorp(d)	4,484	173,038
Park National Corp.(d)	533	50,113
Parke Bancorp, Inc.(d)	208	4,081
Peapack Gladstone Financial Corp.(d)	560	14,946
Penns Woods Bancorp, Inc.(d)	138	4,876
Peoples Bancorp of North Carolina, Inc.(d)	138	3,588
Peoples Bancorp, Inc.(d)	538	17,216
Peoples Financial Services Corp.(d)	206	8,495
People’s United Financial, Inc.(d)	14,225	233,005
People’s Utah Bancorp(d)	463	13,612
Pinnacle Financial Partners, Inc.(d)	2,766	148,728
PNC Financial Services Group, Inc. (The)(d)	16,924	2,076,067
Popular, Inc.(d)	3,697	201,893
Preferred Bank(d)	587	27,331
Premier Financial Bancorp, Inc.(d)	356	5,080
Prosperity Bancshares, Inc.(d)	2,586	183,968
QCR Holdings, Inc.(d)	393	13,464
RBB Bancorp(d)	424	7,908
Regions Financial Corp.(d)	38,187	579,297
Reliant Bancorp, Inc.(d)	305	6,557
Renasant Corp.(d)	1,906	67,701
Republic Bancorp, Inc., Class A(d)	287	11,965
Republic First Bancorp, Inc.*(d)	1,326	7,823
S&T Bancorp, Inc.(d)	1,366	52,482
Sandy Spring Bancorp, Inc.(d)	1,335	43,534
SB One Bancorp(d)	215	4,708
Seacoast Banking Corp. of Florida*(d)	1,391	38,280
Select Bancorp, Inc.*(d)	477	5,772
ServisFirst Bancshares, Inc.(d)	1,817	61,324
Shore Bancshares, Inc.(d)	383	5,707
Sierra Bancorp(d)	424	11,278
Signature Bank(d)	1,950	248,254
Simmons First National Corp., Class A(d)	3,411	84,388
SmartFinancial, Inc.*(d)	339	6,543
South State Corp.(d)	1,356	89,971
Southern First Bancshares, Inc.*(d)	217	7,810
Southern National Bancorp of Virginia, Inc.(d)	586	8,837
Southside Bancshares, Inc.(d)	1,342	44,273
Spirit of Texas Bancshares, Inc.*(d)	273	6,011
Sterling Bancorp(d)	8,120	156,229
Stock Yards Bancorp, Inc.(d)	790	27,310
Summit Financial Group, Inc.(d)	318	7,483
SunTrust Banks, Inc.(d)	16,430	976,271
SVB Financial Group*(d)	1,941	452,991
Synovus Financial Corp.(d)	5,949	210,714
TCF Financial Corp.(d)	5,930	131,409
Texas Capital Bancshares, Inc.*(d)	1,883	109,722
Tompkins Financial Corp.(d)	583	42,874
Towne Bank(d)	2,413	62,641
TriCo Bancshares(d)	1,023	38,588
TriState Capital Holdings, Inc.*(d)	788	16,044
Triumph Bancorp, Inc.*(d)	949	28,907
Trustmark Corp.(d)	2,610	82,293
UMB Financial Corp.(d)	1,630	104,907
Umpqua Holdings Corp.(d)	8,028	141,935
Union Bankshares Corp.(d)	2,467	77,859
Union Bankshares, Inc.(d)	119	5,670
United Bankshares, Inc.(d)	3,646	128,959
United Community Banks, Inc.(d)	2,422	62,294
United Security Bancshares(d)	393	4,032
Unity Bancorp, Inc.(d)	235	4,655
Univest Financial Corp.(d)	1,250	29,363
US Bancorp(d)	54,430	2,784,639
Valley National Bancorp(d)	11,998	121,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
Veritex Holdings, Inc.*(d)	1,369	$36,226
Washington Trust Bancorp, Inc.(d)	652	33,930
Webster Financial Corp.(d)	3,362	181,145
Wells Fargo & Co.(d)	155,100	7,585,941
WesBanco, Inc.(d)	1,984	80,570
West Bancorporation, Inc.(d)	483	10,404
Westamerica Bancorp(d)	996	62,409
Western Alliance Bancorp*(d)	3,612	159,939
Wintrust Financial Corp.(d)	2,203	156,721
Zions Bancorp NA(d)	7,152	340,364

		59,165,464

Beverages 1.0%
Boston Beer Co., Inc. (The), Class A*(d)	290	72,256
Brown-Forman Corp., Class A(d)	11,881	560,930
Castle Brands, Inc.*(d)	2,699	2,281
Celsius Holdings, Inc.*(d)	654	2,675
Coca-Cola Co. (The)(d)	135,183	6,506,358
Coca-Cola Consolidated, Inc.(d)	171	36,902
Constellation Brands, Inc., Class A(d)	5,465	949,052
Craft Brew Alliance, Inc.*(d)	378	6,222
Keurig Dr Pepper, Inc.(d)	6,189	168,465
MGP Ingredients, Inc.(d)	512	36,756
Molson Coors Brewing Co., Class B(d)	6,182	411,783
Monster Beverage Corp.*(d)	14,105	807,370
National Beverage Corp.(d)	439	36,806
PepsiCo, Inc.(d)	49,958	5,628,768
Primo Water Corp.*(d)	972	12,665

		15,239,289

Biotechnology 1.9%
AbbVie, Inc.(d)	52,985	4,254,166
Abeona Therapeutics, Inc.*(d)	918	6,233
ACADIA Pharmaceuticals, Inc.*(d)	3,504	79,821
Acceleron Pharma, Inc.*(d)	1,380	58,512
Achaogen, Inc.*(d)	1,058	1,598
Achillion Pharmaceuticals, Inc.*(d)	4,077	8,929
Acorda Therapeutics, Inc.*(d)	1,682	27,972
Adamas Pharmaceuticals, Inc.*(d)	661	5,949
ADMA Biologics, Inc.*(d)	595	1,755
Aduro Biotech, Inc.*(d)	1,844	5,495
Adverum Biotechnologies, Inc.*(d)	1,621	5,155
Aeglea BioTherapeutics, Inc.*(d)	480	4,387
Agenus, Inc.*(d)	2,671	9,001
AgeX Therapeutics, Inc.*(d)	269	1,041
Agios Pharmaceuticals, Inc.*(d)	1,782	95,515
Aimmune Therapeutics, Inc.*(d)	1,568	36,879
Akebia Therapeutics, Inc.*(d)	3,356	18,492
Albireo Pharma, Inc.*(d)	270	7,020
Alder Biopharmaceuticals, Inc.*(d)	2,210	31,117
Aldeyra Therapeutics, Inc.*(d)	1,194	10,519
Alexion Pharmaceuticals, Inc.*(d)	7,541	927,241
Alkermes plc*(d)	5,514	181,245
Allakos, Inc.*(d)	249	9,948
Allena Pharmaceuticals, Inc.*(d)	365	2,559
Allogene Therapeutics, Inc.*(d)	831	25,204
Alnylam Pharmaceuticals, Inc.*(d)	3,130	261,449
AMAG Pharmaceuticals, Inc.*(d)	1,317	21,559
Amgen, Inc.(d)	22,544	4,218,208
Amicus Therapeutics, Inc.*(d)	6,757	81,354
AnaptysBio, Inc.*(d)	736	48,812
Apellis Pharmaceuticals, Inc.*(d)	1,450	20,300
Aptinyx, Inc.*(d)	397	2,120
Arbutus Biopharma Corp.*(d)	1,066	3,934
Arcus Biosciences, Inc.*(d)	859	8,736
Ardelyx, Inc.*(d)	1,298	2,726
Arena Pharmaceuticals, Inc.*(d)	1,733	79,666
ArQule, Inc.*(d)	3,146	11,640
Array BioPharma, Inc.*(d)	7,278	135,880
Arrowhead Pharmaceuticals, Inc.*(d)	3,019	42,628
Arsanis, Inc.*(d)	152	415
Atara Biotherapeutics, Inc.*(d)	1,455	55,290
Athenex, Inc.*(d)	1,289	15,146
Athersys, Inc.*(d)	3,333	5,299
Audentes Therapeutics, Inc.*(d)	1,382	34,274
AVEO Pharmaceuticals, Inc.*(d)	7,459	5,217
Avid Bioservices, Inc.*(d)	1,491	5,740
Avrobio, Inc.*(d)	194	2,417
Bellicum Pharmaceuticals, Inc.*(d)	1,148	3,788
BioCryst Pharmaceuticals, Inc.*(d)	4,098	35,571
Biogen, Inc.*(d)	7,113	2,374,177
Biohaven Pharmaceutical Holding Co. Ltd.*(d)	1,051	40,033
BioMarin Pharmaceutical, Inc.*(d)	6,189	607,574
BioSpecifics Technologies Corp.*(d)	171	11,112
BioTime, Inc.*(d)	2,698	3,804
Bluebird Bio, Inc.*(d)	1,915	255,518
Blueprint Medicines Corp.*(d)	1,466	105,684
Calithera Biosciences, Inc.*(d)	920	4,103
Calyxt, Inc.*(d)	172	2,282
Cara Therapeutics, Inc.*(d)	967	14,747
CareDx, Inc.*(d)	1,259	35,290
CASI Pharmaceuticals, Inc.*(d)	1,545	5,346
Catalyst Biosciences, Inc.*(d)	343	3,015
Catalyst Pharmaceuticals, Inc.*(d)	2,792	7,036
Celcuity, Inc.*(d)	170	3,777
Celgene Corp.*(d)	25,113	2,221,496
Cellular Biomedicine Group, Inc.*(d)	339	6,024
ChemoCentryx, Inc.*(d)	681	8,335
Chimerix, Inc.*(d)	1,347	3,138
Clovis Oncology, Inc.*(d)	1,715	43,492
Cohbar, Inc. Reg. S,*(d)	691	2,266
Coherus Biosciences, Inc.*(d)	2,162	29,101
Concert Pharmaceuticals, Inc.*(d)	648	9,169
Constellation Pharmaceuticals, Inc.*(d)	119	860
Corbus Pharmaceuticals Holdings, Inc.*(d)	2,240	16,934
Corvus Pharmaceuticals, Inc.*(d)	408	1,628
Crinetics Pharmaceuticals, Inc.*(d)	204	5,361
CTI BioPharma Corp.*(d)	1,513	1,800
Cue Biopharma, Inc.*(d)	546	2,790
Cytokinetics, Inc.*(d)	1,358	9,547
CytomX Therapeutics, Inc.*(d)	1,681	28,543
Deciphera Pharmaceuticals, Inc.*(d)	261	7,013
Denali Therapeutics, Inc.*(d)	1,668	31,792
Dicerna Pharmaceuticals, Inc.*(d)	2,000	20,620
Dynavax Technologies Corp.*(d)	2,505	27,605
Eagle Pharmaceuticals, Inc.*(d)	447	18,890
Editas Medicine, Inc.*(d)	1,644	35,724
Eidos Therapeutics, Inc.*(d)	225	2,747
Emergent BioSolutions, Inc.*(d)	1,602	99,949
Enanta Pharmaceuticals, Inc.*(d)	592	47,023
Epizyme, Inc.*(d)	2,527	25,826
Equillium, Inc.*(d)	149	1,310
Esperion Therapeutics, Inc.*(d)	809	37,578
Evelo Biosciences, Inc.*(d)	417	3,745
Exact Sciences Corp.*(d)	4,209	379,147
Exelixis, Inc.*(d)	10,365	244,303
Fate Therapeutics, Inc.*(d)	2,185	33,081
Fennec Pharmaceuticals, Inc.*(d)	343	2,295
FibroGen, Inc.*(d)	2,691	152,714
Five Prime Therapeutics, Inc.*(d)	999	11,239
Flexion Therapeutics, Inc.*(d)	1,381	20,287
Fortress Biotech, Inc.*(d)	753	1,559
Forty Seven, Inc.*(d)	245	3,599
G1 Therapeutics, Inc.*(d)	892	19,080
Genomic Health, Inc.*(d)	746	56,554
Geron Corp.*(d)	4,545	5,227
Gilead Sciences, Inc.(d)	46,138	3,230,121
Global Blood Therapeutics, Inc.*(d)	1,768	84,705
GlycoMimetics, Inc.*(d)	1,003	11,234
Gritstone Oncology, Inc.*(d)	198	2,534
GTx, Inc.*(d)	183	199
Halozyme Therapeutics, Inc.*(d)	4,503	72,859
Heron Therapeutics, Inc.*(d)	2,453	65,986
Homology Medicines, Inc.*(d)	504	10,216
Idera Pharmaceuticals, Inc.*(d)	575	1,455
Immune Design Corp.*(d)	945	1,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
ImmunoGen, Inc.*(d)	5,449	$28,607
Immunomedics, Inc.*(d)	5,135	75,947
Incyte Corp.*(d)	6,223	501,512
Inovio Pharmaceuticals, Inc.*(d)	2,497	12,510
Insmed, Inc.*(d)	2,802	68,117
Insys Therapeutics, Inc.*(d)	796	2,754
Intellia Therapeutics, Inc.*(d)	1,384	19,570
Intercept Pharmaceuticals, Inc.*(d)	759	91,596
Intrexon Corp.*(d)	2,953	22,620
Invitae Corp.*(d)	2,471	34,792
Ionis Pharmaceuticals, Inc.*(d)	4,370	253,460
Iovance Biotherapeutics, Inc.*(d)	3,796	34,733
Ironwood Pharmaceuticals, Inc.*(d)	4,924	67,262
Jounce Therapeutics, Inc.*(d)	443	1,856
Kadmon Holdings, Inc.*(d)	2,856	6,883
Karyopharm Therapeutics, Inc.*(d)	1,976	16,737
Kezar Life Sciences, Inc.*(d)	153	2,740
Kindred Biosciences, Inc.*(d)	927	9,131
Kiniksa Pharmaceuticals Ltd., Class A*(d)	420	7,350
Kodiak Sciences, Inc.*(d)	289	2,220
Kura Oncology, Inc.*(d)	830	13,197
La Jolla Pharmaceutical Co.*(d)	621	3,751
Lexicon Pharmaceuticals, Inc.*(d)	1,252	5,922
Ligand Pharmaceuticals, Inc.*(d)	737	87,040
LogicBio Therapeutics, Inc.*(d)	245	2,166
Loxo Oncology, Inc.*(d)	949	222,635
MacroGenics, Inc.*(d)	1,565	18,357
Madrigal Pharmaceuticals, Inc.*(d)	265	30,676
Magenta Therapeutics, Inc.*(d)	123	862
MannKind Corp.*(d)	4,061	5,117
MediciNova, Inc.*(d)	1,758	15,963
MeiraGTx Holdings plc*(d)	86	1,065
Mersana Therapeutics, Inc.*(d)	367	1,681
Minerva Neurosciences, Inc.*(d)	868	5,711
Miragen Therapeutics, Inc.*(d)	767	2,194
Mirati Therapeutics, Inc.*(d)	761	50,287
Molecular Templates, Inc.*(d)	351	1,664
Momenta Pharmaceuticals, Inc.*(d)	2,875	34,097
Mustang Bio, Inc.*(d)	441	1,641
Myriad Genetics, Inc.*(d)	2,474	69,742
NantKwest, Inc.*(d)	847	915
Natera, Inc.*(d)	1,000	13,590
Neon Therapeutics, Inc.*(d)	187	793
Neurocrine Biosciences, Inc.*(d)	3,137	276,746
NewLink Genetics Corp.*(d)	835	1,244
Novavax, Inc.*(d)	14,043	32,861
Nymox Pharmaceutical Corp.*(d)	940	2,077
OPKO Health, Inc.*(d)	11,615	42,743
Organovo Holdings, Inc.*(d)	3,468	3,503
Ovid therapeutics, Inc.*(d)	399	1,129
Palatin Technologies, Inc.*(d)	6,071	4,199
PDL BioPharma, Inc.*(d)	4,307	13,696
Pfenex, Inc.*(d)	801	3,156
Pieris Pharmaceuticals, Inc.*(d)	1,415	4,061
PolarityTE, Inc.*(d)	297	5,263
Portola Pharmaceuticals, Inc.*(d)	2,415	65,446
Principia Biopharma, Inc.*(d)	165	5,001
Progenics Pharmaceuticals, Inc.*(d)	2,524	11,181
Prothena Corp. plc*(d)	1,712	20,116
PTC Therapeutics, Inc.*(d)	1,576	49,061
Puma Biotechnology, Inc.*(d)	1,141	31,811
Ra Pharmaceuticals, Inc.*(d)	417	8,561
Radius Health, Inc.*(d)	1,629	29,762
Recro Pharma, Inc.*(d)	508	4,211
Regeneron Pharmaceuticals, Inc.*(d)	2,807	1,204,961
REGENXBIO, Inc.*(d)	1,117	49,103
Repligen Corp.*(d)	1,376	78,446
Replimune Group, Inc.*(d)	212	2,567
Retrophin, Inc.*(d)	1,531	33,008
Rhythm Pharmaceuticals, Inc.*(d)	446	11,864
Rigel Pharmaceuticals, Inc.*(d)	5,058	10,925
Rocket Pharmaceuticals, Inc.*(d)	609	8,757
Rubius Therapeutics, Inc.*(d)	356	4,874
Sage Therapeutics, Inc.*(d)	1,564	223,011
Sangamo Therapeutics, Inc.*(d)	3,648	42,645
Sarepta Therapeutics, Inc.*(d)	2,271	317,281
Savara, Inc.*(d)	839	6,368
Scholar Rock Holding Corp.*(d)	179	2,705
Seattle Genetics, Inc.*(d)	3,829	292,650
Selecta Biosciences, Inc.*(d)	578	907
Seres Therapeutics, Inc.*(d)	610	3,758
Solid Biosciences, Inc.*(d)	367	9,237
Sorrento Therapeutics, Inc.*(d)	3,427	7,060
Spark Therapeutics, Inc.*(d)	1,114	53,271
Spectrum Pharmaceuticals, Inc.*(d)	3,650	40,880
Spero Therapeutics, Inc.*(d)	238	2,504
Spring Bank Pharmaceuticals, Inc.*(d)	424	4,592
Stemline Therapeutics, Inc.*(d)	831	9,191
Surface Oncology, Inc.*(d)	336	1,932
Sutro Biopharma, Inc.*(d)	196	2,074
Syndax Pharmaceuticals, Inc.*(d)	401	2,246
Synergy Pharmaceuticals, Inc.*(d)	7,444	2,385
Synlogic, Inc.*(d)	477	3,854
Syros Pharmaceuticals, Inc.*(d)	745	4,463
T2 Biosystems, Inc.*(d)	940	3,290
TG Therapeutics, Inc.*(d)	1,969	8,073
Tocagen, Inc.*(d)	524	5,900
Translate Bio, Inc.*(d)	289	1,642
Tyme Technologies, Inc.*(d)	3,154	8,484
Ultragenyx Pharmaceutical, Inc.*(d)	1,703	83,992
United Therapeutics Corp.*(d)	1,537	177,262
UNITY Biotechnology, Inc.*(d)	731	8,363
Unum Therapeutics, Inc.*(d)	553	2,389
Vanda Pharmaceuticals, Inc.*(d)	1,858	50,408
Veracyte, Inc.*(d)	837	15,225
Verastem, Inc.*(d)	2,013	6,603
Vericel Corp.*(d)	1,655	28,466
Vertex Pharmaceuticals, Inc.*(d)	9,013	1,720,672
Viking Therapeutics, Inc.*(d)	1,807	14,745
Vital Therapies, Inc.*(d)	726	160
Voyager Therapeutics, Inc.*(d)	664	6,965
Xencor, Inc.*(d)	1,585	57,218
XOMA Corp.*(d)	187	2,257
Y-mAbs Therapeutics, Inc.*(d)	201	4,137
Zafgen, Inc.*(d)	874	3,881
ZIOPHARM Oncology, Inc.*(d)	3,566	7,988

		28,672,524

Building Products 0.3%
AAON, Inc.(d)	1,447	53,452
Advanced Drainage Systems, Inc.(d)	1,342	34,221
Allegion plc(d)	3,318	284,883
American Woodmark Corp.*(d)	524	36,654
AO Smith Corp.(d)	5,179	247,867
Apogee Enterprises, Inc.(d)	1,040	35,433
Armstrong Flooring, Inc.*(d)	625	8,450
Armstrong World Industries, Inc.(d)	1,526	103,829
Builders FirstSource, Inc.*(d)	3,998	52,853
Caesarstone Ltd.(d)	678	10,428
Continental Building Products, Inc.*(d)	1,365	35,954
CSW Industrials, Inc.*(d)	599	30,938
Fortune Brands Home & Security, Inc.(d)	4,970	225,141
Gibraltar Industries, Inc.*(d)	1,145	40,819
Griffon Corp.(d)	934	14,860
Insteel Industries, Inc.(d)	541	11,951
JELD-WEN Holding, Inc.*(d)	2,425	43,262
Johnson Controls International plc(d)	32,453	1,095,938
Lennox International, Inc.(d)	1,238	283,849
Masco Corp.(d)	10,699	346,755
Masonite International Corp.*(d)	944	53,997
NCI Building Systems, Inc.*(d)	1,992	16,255
Owens Corning(d)	3,789	198,506
Patrick Industries, Inc.*(d)	905	36,109
PGT Innovations, Inc.*(d)	2,032	33,812
Quanex Building Products Corp.(d)	1,009	15,791
Resideo Technologies, Inc.*(d)	4,293	94,145
Simpson Manufacturing Co., Inc.(d)	1,441	88,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Building Products (continued)
Trex Co., Inc.*(d)	2,035	$141,962
Universal Forest Products, Inc.(d)	2,110	65,030
USG Corp.(d)	3,012	129,968

		3,871,561

Capital Markets 1.7%
Affiliated Managers Group, Inc.(d)	1,884	197,726
Ameriprise Financial, Inc.(d)	4,814	609,452
Arlington Asset Investment Corp., Class A(d)	899	7,749
Artisan Partners Asset Management, Inc., Class A(d)	1,773	41,346
Ashford, Inc.(d)	20	1,300
Associated Capital Group, Inc., Class A(d)	69	2,925
B. Riley Financial, Inc.(d)	601	9,165
Bank of New York Mellon Corp. (The)(d)	33,078	1,730,641
BGC Partners, Inc., Class A(d)	10,028	62,073
BlackRock, Inc.(d)	4,314	1,790,655
Blucora, Inc.*(d)	1,702	50,226
BrightSphere Investment Group plc(d)	3,074	38,025
Cboe Global Markets, Inc.(d)	4,061	378,770
Charles Schwab Corp. (The)(d)	43,269	2,023,691
CME Group, Inc.(d)	12,552	2,287,979
Cohen & Steers, Inc.(d)	849	31,948
Cowen, Inc.*(d)	824	13,324
Diamond Hill Investment Group, Inc.(d)	98	15,190
Donnelley Financial Solutions, Inc.*(d)	1,386	20,291
E*TRADE Financial Corp.(d)	9,289	433,425
Eaton Vance Corp.(d)	4,065	156,584
Evercore, Inc., Class A(d)	1,445	129,255
FactSet Research Systems, Inc.(d)	1,334	291,652
Federated Investors, Inc., Class B(d)	3,393	88,659
Focus Financial Partners, Inc., Class A*(d)	575	16,169
Franklin Resources, Inc.(d)	10,720	317,419
GAIN Capital Holdings, Inc.(d)	817	5,286
GAMCO Investors, Inc., Class A(d)	137	2,733
Goldman Sachs Group, Inc. (The)(d)	12,694	2,513,539
Greenhill & Co., Inc.(d)	840	21,050
Hamilton Lane, Inc., Class A(d)	500	18,135
Houlihan Lokey, Inc.(d)	1,255	55,521
Interactive Brokers Group, Inc., Class A(d)	2,571	129,578
Intercontinental Exchange, Inc.(d)	20,095	1,542,492
INTL. FCStone, Inc.*(d)	454	17,356
Invesco Ltd.(d)	14,745	268,654
Investment Technology Group, Inc.(d)	1,204	36,433
Ladenburg Thalmann Financial Services, Inc.(d)	3,029	8,724
Lazard Ltd., Class A(d)	3,550	141,255
Legg Mason, Inc.(d)	2,848	84,870
LPL Financial Holdings, Inc.(d)	3,039	213,854
MarketAxess Holdings, Inc.(d)	1,302	279,631
Moelis & Co., Class A(d)	1,609	70,394
Moody’s Corp.(d)	5,895	934,417
Morgan Stanley(d)	43,772	1,851,556
Morningstar, Inc.(d)	633	78,587
MSCI, Inc.(d)	2,998	510,470
Nasdaq, Inc.(d)	4,056	357,090
Northern Trust Corp.(d)	7,321	647,616
Oppenheimer Holdings, Inc., Class A(d)	288	7,756
Piper Jaffray Cos.(d)	550	37,967
PJT Partners, Inc., Class A(d)	768	33,393
Pzena Investment Management, Inc., Class A(d)	519	4,547
Raymond James Financial, Inc.(d)	4,775	384,388
S&P Global, Inc.(d)	8,899	1,705,493
Safeguard Scientifics, Inc.*(d)	575	5,457
SEI Investments Co.(d)	4,752	225,910
Siebert Financial Corp.*(d)	222	2,455
Silvercrest Asset Management Group, Inc., Class A(d)	247	3,290
State Street Corp.(d)	13,481	955,803
Stifel Financial Corp.(d)	2,521	120,680
T. Rowe Price Group, Inc.(d)	8,223	768,522
TD Ameritrade Holding Corp.(d)	10,036	561,514
Value Line, Inc.(d)	34	729
Virtu Financial, Inc., Class A(d)	1,500	38,325
Virtus Investment Partners, Inc.(d)	290	26,091
Waddell & Reed Financial, Inc., Class A(d)	2,770	47,422
Westwood Holdings Group, Inc.(d)	249	9,118
WisdomTree Investments, Inc.(d)	4,491	30,090

		25,503,830

Chemicals 1.3%
Advanced Emissions Solutions, Inc.(d)	553	6,265
AdvanSix, Inc.*(d)	1,165	36,861
AgroFresh Solutions, Inc.*(d)	948	3,811
Air Products & Chemicals, Inc.(d)	7,791	1,280,762
Albemarle Corp.(d)	3,707	299,266
American Vanguard Corp.(d)	869	15,225
Amyris, Inc.*(d)	851	2,885
Ashland Global Holdings, Inc.(d)	2,216	168,194
Axalta Coating Systems Ltd.*(d)	7,491	191,919
Balchem Corp.(d)	1,138	94,477
Cabot Corp.(d)	2,140	100,345
Celanese Corp.(d)	4,855	464,915
CF Industries Holdings, Inc.(d)	8,132	354,962
Chase Corp.(d)	283	28,532
Chemours Co. (The)(d)	6,107	218,325
DowDuPont, Inc.(d)	88,024	4,736,571
Eastman Chemical Co.(d)	5,116	412,452
Ecolab, Inc.(d)	9,013	1,425,586
Ferro Corp.*(d)	2,958	49,310
Flotek Industries, Inc.*(d)	1,676	4,291
FMC Corp.(d)	4,837	385,993
FutureFuel Corp.(d)	1,111	20,342
GCP Applied Technologies, Inc.*(d)	2,593	65,344
Hawkins, Inc.(d)	288	11,949
HB Fuller Co.(d)	1,817	89,742
Huntsman Corp.(d)	7,961	174,903
Ingevity Corp.*(d)	1,477	138,941
Innophos Holdings, Inc.(d)	580	17,342
Innospec, Inc.(d)	876	61,557
International Flavors & Fragrances, Inc.(d)	3,565	505,446
Intrepid Potash, Inc.*(d)	2,964	9,218
Koppers Holdings, Inc.*(d)	629	14,335
Kraton Corp.*(d)	1,222	34,460
Kronos Worldwide, Inc.(d)	684	9,008
Linde plc(d)	19,669	3,206,244
Livent Corp.*(d)	686	8,685
LSB Industries, Inc.*(d)	636	4,738
LyondellBasell Industries NV, Class A(d)	11,280	981,022
Marrone Bio Innovations, Inc.*(d)	1,598	2,445
Minerals Technologies, Inc.(d)	1,304	76,375
Mosaic Co. (The)(d)	12,493	403,274
NewMarket Corp.(d)	272	109,096
Olin Corp.(d)	6,052	142,888
OMNOVA Solutions, Inc.*(d)	1,291	11,503
Platform Specialty Products Corp.*(d)	7,897	88,762
PolyOne Corp.(d)	2,880	93,226
PPG Industries, Inc.(d)	8,593	906,046
PQ Group Holdings, Inc.*(d)	1,070	16,103
Quaker Chemical Corp.(d)	460	94,052
Rayonier Advanced Materials, Inc.(d)	1,970	28,526
RPM International, Inc.(d)	4,665	266,651
Scotts Miracle-Gro Co. (The)(d)	1,404	104,387
Sensient Technologies Corp.(d)	1,495	93,856
Sherwin-Williams Co. (The)(d)	2,859	1,205,126
Stepan Co.(d)	712	62,606
Trecora Resources*(d)	622	5,393
Tredegar Corp.(d)	776	12,657
Trinseo SA(d)	1,510	74,065
Tronox Ltd., Class A(d)	3,651	31,983
Valhi, Inc.(d)	768	2,557

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Valvoline, Inc.(d)	6,783	$149,972
Westlake Chemical Corp.(d)	1,323	97,770
WR Grace & Co.(d)	2,424	172,128

		19,885,670

Commercial Services & Supplies 0.4%
ABM Industries, Inc.(d)	2,383	81,475
ACCO Brands Corp.(d)	4,087	36,088
ADT, Inc.(d)	4,089	29,523
Advanced Disposal Services, Inc.*(d)	2,592	65,318
Brady Corp., Class A(d)	1,694	75,739
BrightView Holdings, Inc.*(d)	721	10,678
Brink’s Co. (The)(d)	1,757	130,106
Casella Waste Systems, Inc., Class A*(d)	1,416	42,650
CECO Environmental Corp.*(d)	900	6,192
Charah Solutions, Inc.*(d)	217	1,554
Cimpress NV*(d)	1,002	83,336
Cintas Corp.(d)	3,073	576,218
Clean Harbors, Inc.*(d)	1,829	108,295
CompX International, Inc.(d)	51	727
Copart, Inc.*(d)	7,235	366,308
Covanta Holding Corp.(d)	4,267	68,699
Deluxe Corp.(d)	1,700	79,849
Ennis, Inc.(d)	772	15,317
Healthcare Services Group, Inc.(d)	2,578	112,452
Heritage-Crystal Clean, Inc.*(d)	439	11,238
Herman Miller, Inc.(d)	2,143	73,355
HNI Corp.(d)	1,569	60,987
Interface, Inc.(d)	2,210	36,266
KAR Auction Services, Inc.(d)	4,858	252,665
Kimball International, Inc., Class B(d)	1,065	15,048
Knoll, Inc.(d)	1,819	36,671
LSC Communications, Inc.(d)	985	7,811
Matthews International Corp., Class A(d)	1,169	52,009
McGrath RentCorp(d)	856	43,142
Mobile Mini, Inc.(d)	1,585	59,897
MSA Safety, Inc.(d)	1,196	119,815
Multi-Color Corp.(d)	412	19,179
NL Industries, Inc.*(d)	249	944
PICO Holdings, Inc.*(d)	608	5,904
Pitney Bowes, Inc.(d)	6,698	48,293
Quad/Graphics, Inc.(d)	936	12,645
Republic Services, Inc.(d)	7,761	595,346
Rollins, Inc.(d)	5,217	194,281
RR Donnelley & Sons Co.(d)	2,093	10,674
SP Plus Corp.*(d)	675	22,343
Steelcase, Inc., Class A(d)	3,020	49,830
Stericycle, Inc.*(d)	2,970	130,918
Team, Inc.*(d)	878	12,591
Tetra Tech, Inc.(d)	1,821	100,501
UniFirst Corp.(d)	547	75,721
US Ecology, Inc.(d)	814	51,827
Viad Corp.(d)	746	39,314
VSE Corp.(d)	260	8,484
Waste Management, Inc.(d)	15,087	1,443,373

		5,481,596

Communications Equipment 0.8%
Acacia Communications, Inc.*(d)	965	41,987
ADTRAN, Inc.(d)	1,439	20,981
Aerohive Networks, Inc.*(d)	1,003	3,831
Applied Optoelectronics, Inc.*(d)	560	9,733
Arista Networks, Inc.*(d)	2,037	437,507
ARRIS International plc*(d)	5,786	181,623
CalAmp Corp.*(d)	1,003	14,453
Calix, Inc.*(d)	1,339	14,568
Casa Systems, Inc.*(d)	766	8,916
Ciena Corp.*(d)	5,067	193,002
Cisco Systems, Inc.(d)	160,483	7,589,241
Clearfield, Inc.*(d)	328	3,861
CommScope Holding Co., Inc.*(d)	6,775	141,665
Comtech Telecommunications Corp.(d)	920	22,972
DASAN Zhone Solutions, Inc.*(d)	173	2,311
Digi International, Inc.*(d)	786	9,322
EchoStar Corp., Class A*(d)	1,720	70,486
Extreme Networks, Inc.*(d)	4,608	34,836
F5 Networks, Inc.*(d)	2,199	353,929
Finisar Corp.*(d)	3,963	90,277
Harmonic, Inc.*(d)	3,617	19,134
Infinera Corp.*(d)	5,740	25,256
InterDigital, Inc.(d)	1,275	92,833
Juniper Networks, Inc.(d)	12,000	311,280
KVH Industries, Inc.*(d)	480	5,366
Lumentum Holdings, Inc.*(d)	2,545	124,476
Motorola Solutions, Inc.(d)	5,793	677,260
NETGEAR, Inc.*(d)	1,109	43,928
NetScout Systems, Inc.*(d)	2,638	68,403
Palo Alto Networks, Inc.*(d)	3,227	693,224
Plantronics, Inc.(d)	1,174	45,539
Quantenna Communications, Inc.*(d)	996	14,880
Ribbon Communications, Inc.*(d)	1,613	9,001
Ubiquiti Networks, Inc.(d)	547	59,191
ViaSat, Inc.*(d)	1,952	122,371
Viavi Solutions, Inc.*(d)	8,040	89,405

		11,647,048

Construction & Engineering 0.1%
AECOM*(d)	5,487	167,957
Aegion Corp.*(d)	945	17,152
Ameresco, Inc., Class A*(d)	555	8,286
Arcosa, Inc.(d)	1,707	50,237
Argan, Inc.(d)	578	24,403
Comfort Systems USA, Inc.(d)	1,311	62,889
Dycom Industries, Inc.*(d)	1,063	61,707
EMCOR Group, Inc.(d)	1,991	129,873
Fluor Corp.(d)	4,907	179,449
Granite Construction, Inc.(d)	1,556	67,250
Great Lakes Dredge & Dock Corp.*(d)	2,493	17,626
HC2 Holdings, Inc.*(d)	1,271	4,334
IES Holdings, Inc.*(d)	246	4,118
Infrastructure and Energy Alternatives, Inc.*(d)	510	4,228
Jacobs Engineering Group, Inc.(d)	4,473	289,850
KBR, Inc.(d)	4,934	84,865
MasTec, Inc.*(d)	2,222	98,612
MYR Group, Inc.*(d)	668	20,354
Northwest Pipe Co.*(d)	282	6,497
NV5 Global, Inc.*(d)	275	19,462
Orion Group Holdings, Inc.*(d)	842	3,553
Primoris Services Corp.(d)	1,545	30,823
Quanta Services, Inc.(d)	5,174	182,849
Sterling Construction Co., Inc.*(d)	794	10,513
Tutor Perini Corp.*(d)	1,104	19,000
Valmont Industries, Inc.(d)	785	101,265
WillScot Corp.*(d)	1,071	10,978

		1,678,130

Construction Materials 0.1%
Eagle Materials, Inc.(d)	1,650	117,150
Forterra, Inc.*(d)	546	2,801
Martin Marietta Materials, Inc.(d)	2,219	392,053
Summit Materials, Inc., Class A*(d)	4,055	61,879
United States Lime & Minerals, Inc.(d)	60	4,141
US Concrete, Inc.*(d)	661	23,532
Vulcan Materials Co.(d)	4,607	468,301

		1,069,857

Consumer Finance 0.5%
Ally Financial, Inc.(d)	15,404	401,428
American Express Co.(d)	25,356	2,604,061
Capital One Financial Corp.(d)	17,023	1,371,884
Credit Acceptance Corp.*(d)	414	164,780
Curo Group Holdings Corp.*(d)	344	4,300
Discover Financial Services(d)	12,110	817,304
Elevate Credit, Inc.*(d)	614	2,732
Encore Capital Group, Inc.*(d)	1,004	29,658
Enova International, Inc.*(d)	1,345	31,002
EZCORP, Inc., Class A*(d)	1,486	13,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Consumer Finance (continued)
FirstCash, Inc.(d)	1,581	$130,322
Green Dot Corp., Class A*(d)	1,715	126,944
LendingClub Corp.*(d)	11,753	37,492
Navient Corp.(d)	9,515	108,471
Nelnet, Inc., Class A(d)	689	36,241
OneMain Holdings, Inc.*(d)	2,734	81,719
PRA Group, Inc.*(d)	1,609	47,482
Regional Management Corp.*(d)	276	7,585
Santander Consumer USA Holdings, Inc.(d)	4,191	79,881
SLM Corp.*(d)	16,010	171,467
Synchrony Financial(d)	26,609	799,334
World Acceptance Corp.*(d)	246	25,508

		7,093,445

Containers & Packaging 0.3%
AptarGroup, Inc.(d)	2,158	213,901
Ardagh Group SA(d)	550	6,666
Avery Dennison Corp.(d)	3,042	317,737
Ball Corp.(d)	11,864	620,250
Bemis Co., Inc.(d)	3,273	159,853
Berry Global Group, Inc.*(d)	4,826	237,680
Crown Holdings, Inc.*(d)	4,470	227,970
Graphic Packaging Holding Co.(d)	10,966	132,360
Greif, Inc., Class A(d)	1,097	43,816
International Paper Co.(d)	14,464	686,028
Myers Industries, Inc.(d)	1,417	23,040
Owens-Illinois, Inc.(d)	5,631	113,014
Packaging Corp. of America(d)	3,237	305,314
Sealed Air Corp.(d)	5,537	218,712
Silgan Holdings, Inc.(d)	2,703	74,657
Sonoco Products Co.(d)	3,559	204,927
UFP Technologies, Inc.*(d)	199	6,567
Westrock Co.(d)	8,963	364,884

		3,957,376

Distributors 0.1%
Core-Mark Holding Co., Inc.(d)	1,634	45,556
Funko, Inc., Class A*(d)	313	5,431
Genuine Parts Co.(d)	5,109	509,980
LKQ Corp.*(d)	11,382	298,436
Pool Corp.(d)	1,392	208,675
Weyco Group, Inc.(d)	185	4,971

		1,073,049

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*(d)	2,071	101,272
American Public Education, Inc.*(d)	479	14,174
Bright Horizons Family Solutions, Inc.*(d)	1,981	229,380
Career Education Corp.*(d)	2,541	32,804
Carriage Services, Inc.(d)	531	10,328
Chegg, Inc.*(d)	3,779	133,096
frontdoor, Inc.*(d)	2,411	71,655
Graham Holdings Co., Class B(d)	146	97,090
Grand Canyon Education, Inc.*(d)	1,649	153,258
H&R Block, Inc.(d)	7,871	185,677
Houghton Mifflin Harcourt Co.*(d)	3,729	39,043
K12, Inc.*(d)	1,369	43,137
Laureate Education, Inc., Class A*(d)	3,257	52,112
Regis Corp.*(d)	1,334	24,879
Service Corp. International(d)	6,201	266,147
ServiceMaster Global Holdings, Inc.*(d)	4,971	193,819
Sotheby’s*(d)	1,260	50,891
Strategic Education, Inc.(d)	734	80,300
Weight Watchers International, Inc.*(d)	1,327	42,464

		1,821,526

Diversified Financial Services 1.0%
AXA Equitable Holdings, Inc.(d)	7,113	131,875
Banco Latinoamericano de Comercio Exterior SA, Class E(d)	913	17,146
Berkshire Hathaway, Inc., Class B*(d)	68,737	14,128,203
Cannae Holdings, Inc.*(d)	2,486	48,079
FGL Holdings*(d)	5,610	44,375
Jefferies Financial Group, Inc.(d)	10,363	215,654
Marlin Business Services Corp.(d)	261	5,792
On Deck Capital, Inc.*(d)	2,450	18,424
Voya Financial, Inc.(d)	5,554	257,872

		14,867,420

Diversified Telecommunication Services 1.1%
AT&T, Inc.(d)	256,123	7,699,057
ATN International, Inc.(d)	399	29,757
CenturyLink, Inc.(d)	33,755	517,127
Cincinnati Bell, Inc.*(d)	1,326	11,059
Cogent Communications Holdings, Inc.(d)	1,525	73,886
Consolidated Communications Holdings, Inc.(d)	2,672	28,537
Frontier Communications Corp.*(d)	3,037	6,074
Intelsat SA*(d)	1,925	46,835
Iridium Communications, Inc.*(d)	3,381	65,524
Ooma, Inc.*(d)	554	8,371
ORBCOMM, Inc.*(d)	2,156	17,550
pdvWireless, Inc.*(d)	275	11,093
Verizon Communications, Inc.(d)	145,222	7,995,923
Vonage Holdings Corp.*(d)	7,914	72,097
Windstream Holdings, Inc.*(d)	1,196	3,600
Zayo Group Holdings, Inc.*(d)	8,164	224,102

		16,810,592

Electric Utilities 1.1%
ALLETE, Inc.(d)	1,789	137,646
Alliant Energy Corp.(d)	8,513	378,573
American Electric Power Co., Inc.(d)	17,176	1,358,965
Avangrid, Inc.(d)	1,975	98,493
Duke Energy Corp.(d)	25,006	2,195,027
Edison International(d)	11,166	636,127
El Paso Electric Co.(d)	1,446	75,944
Entergy Corp.(d)	6,345	565,910
Evergy, Inc.(d)	9,402	538,923
Eversource Energy(d)	11,081	769,132
Exelon Corp.(d)	33,935	1,620,736
FirstEnergy Corp.(d)	17,189	673,809
Hawaiian Electric Industries, Inc.(d)	4,151	154,376
IDACORP, Inc.(d)	1,775	173,062
MGE Energy, Inc.(d)	1,251	80,452
NextEra Energy, Inc.(d)	16,748	2,997,557
OGE Energy Corp.(d)	7,236	296,314
Otter Tail Corp.(d)	1,392	67,442
PG&E Corp.*(d)	19,354	251,602
Pinnacle West Capital Corp.(d)	3,993	351,863
PNM Resources, Inc.(d)	2,843	121,083
Portland General Electric Co.(d)	3,090	149,309
PPL Corp.(d)	25,520	799,286
Southern Co. (The)(d)	36,543	1,775,990
Spark Energy, Inc., Class A(d)	343	2,847
Xcel Energy, Inc.(d)	17,688	926,144

		17,196,612

Electrical Equipment 0.4%
Acuity Brands, Inc.(d)	1,376	166,372
Allied Motion Technologies, Inc.(d)	208	8,769
AMETEK, Inc.(d)	8,208	598,363
Atkore International Group, Inc.*(d)	1,463	33,927
AZZ, Inc.(d)	935	41,841
Babcock & Wilcox Enterprises, Inc.*(d)	848	498
Eaton Corp. plc(d)	15,155	1,155,569
Emerson Electric Co.(d)	22,458	1,470,325
Encore Wire Corp.(d)	749	40,371
Energous Corp.*(d)	711	5,304
EnerSys(d)	1,470	125,332
Enphase Energy, Inc.*(d)	2,483	17,952
FuelCell Energy, Inc.*(d)	2,872	1,474
Generac Holdings, Inc.*(d)	2,130	112,741
GrafTech International Ltd.(d)	2,347	31,004
Hubbell, Inc.(d)	1,955	213,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Electrical Equipment (continued)
nVent Electric plc(d)	5,667	$141,788
Plug Power, Inc.*(d)	6,348	8,697
Powell Industries, Inc.(d)	261	7,285
Preformed Line Products Co.(d)	91	5,051
Regal Beloit Corp.(d)	1,637	125,656
Rockwell Automation, Inc.(d)	4,338	735,378
Sensata Technologies Holding plc*(d)	5,736	272,460
Sunrun, Inc.*(d)	3,281	43,637
Thermon Group Holdings, Inc.*(d)	1,281	29,540
TPI Composites, Inc.*(d)	425	12,865
Vicor Corp.*(d)	679	26,746
Vivint Solar, Inc.*(d)	883	3,876

		5,436,561

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A(d)	10,627	934,326
Anixter International, Inc.*(d)	1,044	63,381
Arlo Technologies, Inc.*(d)	2,560	18,406
Arrow Electronics, Inc.*(d)	3,125	237,344
Avnet, Inc.(d)	3,923	161,628
AVX Corp.(d)	1,840	32,660
Badger Meter, Inc.(d)	1,016	53,635
Bel Fuse, Inc., Class B(d)	291	6,716
Belden, Inc.(d)	1,422	76,233
Benchmark Electronics, Inc.(d)	1,599	40,647
CDW Corp.(d)	5,246	436,834
Cognex Corp.(d)	5,791	263,491
Coherent, Inc.*(d)	856	101,179
Control4 Corp.*(d)	1,075	21,360
Corning, Inc.(d)	27,970	930,282
CTS Corp.(d)	1,215	34,470
Daktronics, Inc.(d)	1,076	8,102
Dolby Laboratories, Inc., Class A(d)	2,094	135,335
Electro Scientific Industries, Inc.*(d)	1,198	35,940
ePlus, Inc.*(d)	497	39,372
Fabrinet *(d)	1,241	70,538
FARO Technologies, Inc.*(d)	658	27,978
Fitbit, Inc., Class A*(d)	7,782	48,015
FLIR Systems, Inc.(d)	4,706	230,029
II-VI, Inc.*(d)	1,978	75,085
Insight Enterprises, Inc.*(d)	1,244	57,124
IPG Photonics Corp.*(d)	1,278	169,974
Iteris, Inc.*(d)	755	2,907
Itron, Inc.*(d)	1,208	65,993
Jabil, Inc.(d)	5,569	148,414
KEMET Corp.(d)	2,439	43,219
Keysight Technologies, Inc.*(d)	6,551	484,905
Kimball Electronics, Inc.*(d)	767	12,402
Knowles Corp.*(d)	3,146	49,078
Littelfuse, Inc.(d)	832	146,199
Maxwell Technologies, Inc.*(d)	1,227	3,656
Mesa Laboratories, Inc.(d)	132	29,902
Methode Electronics, Inc.(d)	1,356	34,917
MTS Systems Corp.(d)	681	34,091
Napco Security Technologies, Inc.*(d)	353	5,546
National Instruments Corp.(d)	3,797	167,903
nLight, Inc.*(d)	653	12,766
Novanta, Inc.*(d)	1,136	79,156
OSI Systems, Inc.*(d)	601	53,904
PAR Technology Corp.*(d)	336	8,376
Park Electrochemical Corp.(d)	567	12,916
PC Connection, Inc.(d)	335	11,099
Plexus Corp.*(d)	1,109	62,237
Rogers Corp.*(d)	639	81,096
Sanmina Corp.*(d)	2,449	76,458
ScanSource, Inc.*(d)	935	35,820
SYNNEX Corp.(d)	1,471	142,334
Tech Data Corp.*(d)	1,333	127,475
Trimble, Inc.*(d)	8,739	329,111
TTM Technologies, Inc.*(d)	3,493	40,100
Vishay Intertechnology, Inc.(d)	4,643	90,539
Vishay Precision Group, Inc.*(d)	302	10,096
Zebra Technologies Corp., Class A*(d)	1,837	318,903

		7,031,602

Energy Equipment & Services 0.4%
Apergy Corp.*(d)	2,783	93,564
Archrock, Inc.(d)	4,685	44,226
Baker Hughes a GE Co.(d)	18,401	433,712
Basic Energy Services, Inc.*(d)	597	2,836
Bristow Group, Inc.*(d)	1,036	3,408
C&J Energy Services, Inc.*(d)	2,395	38,488
Cactus, Inc., Class A*(d)	1,364	44,766
CARBO Ceramics, Inc.*(d)	671	2,704
Covia Holdings Corp.*(d)	946	4,427
Dawson Geophysical Co.*(d)	630	2,463
Diamond Offshore Drilling, Inc.*(d)	2,603	28,451
Dril-Quip, Inc.*(d)	1,342	50,244
Era Group, Inc.*(d)	608	5,727
Exterran Corp.*(d)	962	16,700
Forum Energy Technologies, Inc.*(d)	2,440	11,980
Frank’s International NV*(d)	2,232	12,700
FTS International, Inc.*(d)	971	7,914
Halliburton Co.(d)	31,345	982,979
Helix Energy Solutions Group, Inc.*(d)	5,374	36,704
Helmerich & Payne, Inc.(d)	3,814	213,546
Independence Contract Drilling, Inc.*(d)	1,430	4,891
ION Geophysical Corp.*(d)	326	2,924
Keane Group, Inc.*(d)	1,537	15,493
Key Energy Services, Inc.*(d)	327	546
KLX Energy Services Holdings, Inc.*(d)	591	15,401
Liberty Oilfield Services, Inc., Class A(d)	1,760	26,770
Mammoth Energy Services, Inc.(d)	384	8,498
Matrix Service Co.*(d)	797	17,096
McDermott International, Inc.*(d)	6,502	57,348
Nabors Industries Ltd.(d)	13,112	38,812
National Oilwell Varco, Inc.(d)	13,844	408,121
Natural Gas Services Group, Inc.*(d)	377	6,224
NCS Multistage Holdings, Inc.*(d)	294	1,664
Newpark Resources, Inc.*(d)	3,430	28,503
Nine Energy Service, Inc.*(d)	445	10,671
Noble Corp. plc*(d)	9,370	30,921
Nuverra Environmental Solutions, Inc.*(d)	39	527
Oceaneering International, Inc.*(d)	3,604	56,547
Oil States International, Inc.*(d)	2,231	38,418
Patterson-UTI Energy, Inc.(d)	7,713	93,559
PHI, Inc. (Non-Voting)*(d)	355	1,164
Pioneer Energy Services Corp.*(d)	2,177	3,222
Profire Energy, Inc.*(d)	719	1,201
ProPetro Holding Corp.*(d)	2,577	42,108
Quintana Energy Services, Inc.*(d)	190	920
RigNet, Inc.*(d)	416	5,558
Rowan Cos. plc, Class A*(d)	4,644	56,610
RPC, Inc.(d)	1,696	18,300
Schlumberger Ltd.(d)	50,484	2,231,898
SEACOR Holdings, Inc.*(d)	684	28,311
SEACOR Marine Holdings, Inc.*(d)	497	6,585
Select Energy Services, Inc., Class A*(d)	1,352	11,492
Smart Sand, Inc.*(d)	633	1,608
Solaris Oilfield Infrastructure, Inc., Class A(d)	1,224	18,409
Superior Energy Services, Inc.*(d)	4,443	17,372
TETRA Technologies, Inc.*(d)	3,683	7,845
Tidewater, Inc.*(d)	857	18,443
Transocean Ltd.*(d)	18,641	159,753
Unit Corp.*(d)	1,996	31,856
US Silica Holdings, Inc.(d)	2,943	39,672
Weatherford International plc*(d)	41,326	26,796

		5,629,596

Entertainment 1.2%
Activision Blizzard, Inc.(d)	26,425	1,248,317
AMC Entertainment Holdings, Inc., Class A(d)	1,960	28,714
Cinemark Holdings, Inc.(d)	3,895	159,383
Electronic Arts, Inc.*(d)	10,332	953,024
Eros International plc*(d)	1,699	16,192
Glu Mobile, Inc.*(d)	4,115	40,080
IMAX Corp.*(d)	1,956	40,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C*(d)	1,332	$35,911
Liberty Media Corp.-Liberty Formula One, Class A*(d)	725	22,185
Liberty Media Corp-Liberty Braves, Class A*(d)	296	8,033
Liberty Media Corp-Liberty Formula One, Class C*(d)	6,935	217,551
Lions Gate Entertainment Corp., Class A(d)	5,261	93,810
Live Nation Entertainment, Inc.*(d)	4,804	257,062
LiveXLive Media, Inc.*(d)	829	5,049
Madison Square Garden Co. (The), Class A*(d)	651	180,913
Marcus Corp. (The)(d)	739	32,937
Netflix, Inc.*(d)	14,860	5,044,970
Pandora Media, Inc.*(d)	8,958	75,068
Reading International, Inc., Class A*(d)	503	7,947
Rosetta Stone, Inc.*(d)	913	13,841
Take-Two Interactive Software, Inc.*(d)	3,934	415,234
Twenty-First Century Fox, Inc., Class A(d)	54,629	2,689,455
Viacom, Inc., Class A(d)	12,586	371,722
Walt Disney Co. (The)(d)	52,810	5,889,371
World Wrestling Entertainment, Inc., Class A(d)	1,505	123,922
Zynga, Inc., Class A*(d)	27,038	121,130

		18,092,447

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust(d)	2,918	83,834
Agree Realty Corp.(d)	1,161	76,661
Alexander & Baldwin, Inc.*(d)	2,529	58,268
Alexander’s, Inc.(d)	89	29,642
Alexandria Real Estate Equities, Inc.(d)	3,675	484,034
American Assets Trust, Inc.(d)	1,614	69,305
American Campus Communities, Inc.(d)	4,803	221,034
American Homes 4 Rent, Class A(d)	9,149	202,284
American Tower Corp.(d)	15,493	2,677,810
Americold Realty Trust(d)	3,020	88,546
Apartment Investment & Management Co., Class A(d)	5,574	276,025
Apple Hospitality REIT, Inc.(d)	7,575	124,306
Armada Hoffler Properties, Inc.(d)	1,925	28,914
Ashford Hospitality Trust, Inc.(d)	2,572	12,731
AvalonBay Communities, Inc.(d)	4,907	946,658
Bluerock Residential Growth REIT, Inc.(d)	719	7,463
Boston Properties, Inc.(d)	5,461	720,142
Braemar Hotels & Resorts, Inc.(d)	868	9,652
Brandywine Realty Trust(d)	7,133	107,352
Brixmor Property Group, Inc.(d)	10,677	182,897
Brookfield Property REIT, Inc., Class A(d)	4,650	84,630
BRT Apartments Corp.(d)	269	3,500
Camden Property Trust(d)	3,104	300,933
CareTrust REIT, Inc.(d)	2,990	65,720
CatchMark Timber Trust, Inc., Class A(d)	1,445	13,280
CBL & Associates Properties, Inc.(d)	4,959	12,348
Cedar Realty Trust, Inc.(d)	2,595	9,057
Chatham Lodging Trust(d)	1,826	36,903
Chesapeake Lodging Trust(d)	2,209	62,912
City Office REIT, Inc.(d)	1,146	13,248
Clipper Realty, Inc.(d)	447	5,789
Colony Capital, Inc.(d)	16,873	102,419
Columbia Property Trust, Inc.(d)	4,347	95,938
Community Healthcare Trust, Inc.(d)	517	17,071
CoreCivic, Inc.(d)	4,167	82,798
CorEnergy Infrastructure Trust, Inc.(d)	355	12,713
CorePoint Lodging, Inc.(d)	1,240	15,178
CoreSite Realty Corp.(d)	1,277	126,155
Corporate Office Properties Trust(d)	3,713	91,674
Cousins Properties, Inc.(d)	14,988	132,644
Crown Castle International Corp.(d)	14,748	1,726,401
CubeSmart(d)	6,732	208,355
CyrusOne, Inc.(d)	3,739	202,654
DiamondRock Hospitality Co.(d)	7,523	76,434
Digital Realty Trust, Inc.(d)	7,242	784,598
Douglas Emmett, Inc.(d)	5,933	224,445
Duke Realty Corp.(d)	12,966	379,126
Easterly Government Properties, Inc.(d)	2,419	43,445
EastGroup Properties, Inc.(d)	1,224	126,635
Empire State Realty Trust, Inc., Class A(d)	5,189	80,222
EPR Properties(d)	2,579	188,422
Equinix, Inc.(d)	2,811	1,107,534
Equity Commonwealth(d)	4,357	140,993
Equity LifeStyle Properties, Inc.(d)	2,936	310,864
Equity Residential(d)	12,691	920,859
Essential Properties Realty Trust, Inc.(d)	1,064	16,918
Essex Property Trust, Inc.(d)	2,303	624,574
Extra Space Storage, Inc.(d)	4,329	426,883
Farmland Partners, Inc.(d)	897	5,032
Federal Realty Investment Trust(d)	2,562	339,644
First Industrial Realty Trust, Inc.(d)	4,327	141,579
Four Corners Property Trust, Inc.(d)	2,453	69,273
Franklin Street Properties Corp.(d)	4,157	30,845
Front Yard Residential Corp.(d)	1,442	15,602
Gaming and Leisure Properties, Inc.(d)	6,994	262,275
GEO Group, Inc. (The)(d)	4,200	94,710
Getty Realty Corp.(d)	1,226	39,306
Gladstone Commercial Corp.(d)	857	17,097
Gladstone Land Corp.(d)	384	4,639
Global Medical REIT, Inc.(d)	572	5,486
Global Net Lease, Inc.(d)	2,700	52,353
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,881	42,492
HCP, Inc.(d)	16,569	522,586
Healthcare Realty Trust, Inc.(d)	4,398	142,011
Healthcare Trust of America, Inc., Class A(d)	7,228	205,420
Hersha Hospitality Trust(d)	1,064	19,716
Highwoods Properties, Inc.(d)	3,599	159,508
Hospitality Properties Trust(d)	5,734	152,868
Host Hotels & Resorts, Inc.(d)	25,865	467,122
Hudson Pacific Properties, Inc.(d)	5,419	175,955
Independence Realty Trust, Inc.(d)	4,214	44,036
Industrial Logistics Properties Trust(d)	2,203	47,342
InfraREIT, Inc.(d)	1,656	34,942
Innovative Industrial Properties, Inc.(d)	269	16,657
Investors Real Estate Trust(d)	358	21,075
Invitation Homes, Inc.(d)	10,547	237,202
Iron Mountain, Inc.(d)	9,896	368,131
iStar, Inc.(d)	1,951	18,710
JBG SMITH Properties(d)	3,689	142,580
Jernigan Capital, Inc.(d)	540	11,707
Kilroy Realty Corp.(d)	3,477	244,989
Kimco Realty Corp.(d)	14,812	251,952
Kite Realty Group Trust(d)	3,147	52,335
Lamar Advertising Co., Class A(d)	2,954	219,925
Lexington Realty Trust(d)	7,640	73,420
Liberty Property Trust(d)	5,158	243,148
Life Storage, Inc.(d)	1,593	156,544
LTC Properties, Inc.(d)	1,423	67,507
Macerich Co. (The)(d)	4,852	223,968
Mack-Cali Realty Corp.(d)	3,238	66,703
MedEquities Realty Trust, Inc.(d)	1,413	16,348
Medical Properties Trust, Inc.(d)	13,227	240,731
Mid-America Apartment Communities, Inc.(d)	4,196	424,971
Monmouth Real Estate Investment Corp.(d)	3,169	43,542
National Health Investors, Inc.(d)	1,430	119,062
National Retail Properties, Inc.(d)	5,513	290,590
National Storage Affiliates Trust(d)	2,039	59,335
New Senior Investment Group, Inc.(d)	2,194	11,892
NexPoint Residential Trust, Inc.(d)	737	27,571
NorthStar Realty Europe Corp.(d)	1,758	29,517

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Office Properties Income Trust(d)	1,580	$50,607
Omega Healthcare Investors, Inc.(d)	7,068	284,063
One Liberty Properties, Inc.(d)	451	12,267
Outfront Media, Inc.(d)	4,919	102,069
Paramount Group, Inc.(d)	7,585	109,831
Park Hotels & Resorts, Inc.(d)	7,048	211,933
Pebblebrook Hotel Trust(d)	4,803	153,936
Pennsylvania REIT(d)	2,113	15,573
Physicians Realty Trust(d)	6,391	115,741
Piedmont Office Realty Trust, Inc., Class A(d)	4,806	93,044
PotlatchDeltic Corp.(d)	2,333	86,041
Preferred Apartment Communities, Inc., Class A(d)	1,196	19,016
Prologis, Inc.(d)	22,101	1,528,505
PS Business Parks, Inc.(d)	747	108,457
Public Storage(d)	5,255	1,116,793
QTS Realty Trust, Inc., Class A(d)	1,794	75,545
Rayonier, Inc.(d)	4,463	135,854
Realty Income Corp.(d)	10,466	718,910
Regency Centers Corp.(d)	5,378	349,570
Retail Opportunity Investments Corp.(d)	4,607	80,945
Retail Properties of America, Inc., Class A(d)	7,724	97,631
Retail Value, Inc.(d)	458	13,928
Rexford Industrial Realty, Inc.(d)	3,260	109,536
RLJ Lodging Trust(d)	6,125	113,619
RPT Realty(d)	2,936	38,432
Ryman Hospitality Properties, Inc.(d)	1,564	125,667
Sabra Health Care REIT, Inc.(d)	6,243	128,231
Safety Income & Growth, Inc.(d)	240	4,234
Saul Centers, Inc.(d)	360	19,066
SBA Communications Corp.*(d)	3,947	720,446
Senior Housing Properties Trust(d)	8,325	114,635
Seritage Growth Properties, Class A(d)	1,188	47,769
Simon Property Group, Inc.(d)	10,957	1,995,489
SITE Centers Corp.(d)	5,586	73,009
SL Green Realty Corp.(d)	2,905	268,509
Spirit MTA REIT(d)	1,278	9,994
Spirit Realty Capital, Inc.(d)	3,036	120,590
STAG Industrial, Inc.(d)	3,631	100,107
STORE Capital Corp.(d)	6,991	225,949
Summit Hotel Properties, Inc.(d)	3,818	42,647
Sun Communities, Inc.(d)	2,967	326,103
Sunstone Hotel Investors, Inc.(d)	8,105	115,902
Tanger Factory Outlet Centers, Inc.(d)	3,273	74,461
Taubman Centers, Inc.(d)	2,128	105,974
Terreno Realty Corp.(d)	2,111	85,158
Tier REIT, Inc.(d)	2,006	47,141
UDR, Inc.(d)	9,684	423,675
UMH Properties, Inc.(d)	1,007	14,128
Uniti Group, Inc.(d)	6,176	122,964
Universal Health Realty Income Trust(d)	479	33,396
Urban Edge Properties(d)	4,092	83,559
Urstadt Biddle Properties, Inc., Class A(d)	875	18,743
Ventas, Inc.(d)	12,578	811,155
VEREIT, Inc.(d)	34,258	276,805
VICI Properties, Inc.(d)	14,156	304,779
Vornado Realty Trust(d)	6,021	420,928
Washington Prime Group, Inc.(d)	6,712	38,124
Washington REIT(d)	3,239	82,109
Weingarten Realty Investors(d)	4,226	121,244
Welltower, Inc.(d)	13,110	1,015,894
Weyerhaeuser Co.(d)	26,604	698,089
Whitestone REIT(d)	1,145	16,236
WP Carey, Inc.(d)	5,652	423,278
Xenia Hotels & Resorts, Inc.(d)	4,053	76,075

		37,527,889

Food & Staples Retailing 0.9%
Andersons, Inc. (The)(d)	1,028	36,031
BJ’s Wholesale Club Holdings, Inc.*(d)	2,598	68,353
Casey’s General Stores, Inc.(d)	1,301	167,413
Chefs’ Warehouse, Inc. (The)*(d)	841	27,013
Costco Wholesale Corp.(d)	15,582	3,344,365
Ingles Markets, Inc., Class A(d)	412	11,758
Kroger Co. (The)(d)	28,305	801,881
Natural Grocers by Vitamin Cottage, Inc.*(d)	263	3,593
Performance Food Group Co.*(d)	3,600	122,976
PriceSmart, Inc.(d)	814	49,858
Rite Aid Corp.*(d)	39,583	31,797
Smart & Final Stores, Inc.*(d)	708	4,269
SpartanNash Co.(d)	1,367	28,365
Sprouts Farmers Market, Inc.*(d)	4,436	106,375
Sysco Corp.(d)	16,951	1,082,321
United Natural Foods, Inc.*(d)	2,088	27,353
US Foods Holding Corp.*(d)	7,679	258,936
Village Super Market, Inc., Class A(d)	246	6,615
Walgreens Boots Alliance, Inc.(d)	28,644	2,069,815
Walmart, Inc.(d)	50,237	4,814,212
Weis Markets, Inc.(d)	286	13,877

		13,077,176

Food Products 0.7%
Alico, Inc.(d)	97	2,871
Archer-Daniels-Midland Co.(d)	19,924	894,588
B&G Foods, Inc.(d)	2,290	61,051
Bunge Ltd.(d)	4,926	271,275
Calavo Growers, Inc.(d)	564	45,887
Cal-Maine Foods, Inc.(d)	1,127	47,537
Campbell Soup Co.(d)	6,344	224,768
Conagra Brands, Inc.(d)	17,058	369,135
Darling Ingredients, Inc.*(d)	5,724	121,749
Dean Foods Co.(d)	3,920	16,346
Farmer Brothers Co.*(d)	301	7,405
Flowers Foods, Inc.(d)	6,213	122,148
Fresh Del Monte Produce, Inc.(d)	1,101	35,210
Freshpet, Inc.*(d)	967	34,783
General Mills, Inc.(d)	20,985	932,573
Hain Celestial Group, Inc. (The)*(d)	3,348	61,369
Hershey Co. (The)(d)	5,029	533,577
Hormel Foods Corp.(d)	9,455	400,136
Hostess Brands, Inc.*(d)	3,512	40,353
Ingredion, Inc.(d)	2,482	245,718
J&J Snack Foods Corp.(d)	524	80,879
JM Smucker Co. (The)(d)	3,890	407,983
John B Sanfilippo & Son, Inc.(d)	244	16,653
Kellogg Co.(d)	8,753	516,514
Kraft Heinz Co. (The)(d)	21,134	1,015,700
Lamb Weston Holdings, Inc.(d)	5,256	380,009
Lancaster Colony Corp.(d)	678	107,849
Landec Corp.*(d)	804	10,203
Limoneira Co.(d)	441	9,715
McCormick & Co., Inc. (Non-Voting)(d)	4,200	519,288
Mondelez International, Inc., Class A(d)	48,996	2,266,555
Pilgrim’s Pride Corp.*(d)	1,951	39,527
Post Holdings, Inc.*(d)	2,273	210,980
Sanderson Farms, Inc.(d)	706	86,909
Seaboard Corp.(d)	9	34,778
Seneca Foods Corp., Class A*(d)	218	6,235
Simply Good Foods Co. (The)*(d)	2,106	41,678
Tootsie Roll Industries, Inc.(d)	483	16,736
TreeHouse Foods, Inc.*(d)	1,903	111,059
Tyson Foods, Inc., Class A(d)	10,424	645,454

		10,993,183

Gas Utilities 0.1%
Atmos Energy Corp.(d)	3,803	371,287
Chesapeake Utilities Corp.(d)	606	54,885
National Fuel Gas Co.(d)	2,904	166,399
New Jersey Resources Corp.(d)	3,071	148,943
Northwest Natural Holding Co.(d)	1,084	67,858
ONE Gas, Inc.(d)	1,830	150,335
RGC Resources, Inc.(d)	223	6,273
South Jersey Industries, Inc.(d)	3,065	91,276
Southwest Gas Holdings, Inc.(d)	1,708	133,771
Spire, Inc.(d)	1,748	138,739
UGI Corp.(d)	6,039	344,404

		1,674,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies 2.1%
Abbott Laboratories(d)	60,612	$4,423,464
ABIOMED, Inc.*(d)	1,449	508,700
Accuray, Inc.*(d)	4,104	18,058
Align Technology, Inc.*(d)	2,698	671,667
AngioDynamics, Inc.*(d)	1,397	29,477
Anika Therapeutics, Inc.*(d)	412	15,652
Antares Pharma, Inc.*(d)	6,159	18,600
AtriCure, Inc.*(d)	1,297	40,142
Atrion Corp.(d)	51	38,038
Avanos Medical, Inc.*(d)	1,646	74,975
AxoGen, Inc.*(d)	1,238	20,427
Axonics Modulation Technologies, Inc.*(d)	204	2,978
Baxter International, Inc.(d)	17,726	1,284,958
Becton Dickinson and Co.(d)	9,376	2,338,937
Boston Scientific Corp.*(d)	48,489	1,849,855
Cantel Medical Corp.(d)	1,288	104,869
Cardiovascular Systems, Inc.*(d)	1,213	37,761
Cerus Corp.*(d)	5,022	29,931
CONMED Corp.(d)	911	64,089
Cooper Cos., Inc. (The)(d)	1,694	472,219
CryoLife, Inc.*(d)	1,303	36,367
CryoPort, Inc.*(d)	769	8,067
Cutera, Inc.*(d)	391	5,615
CytoSorbents Corp.*(d)	868	6,501
Danaher Corp.(d)	21,860	2,424,711
Dentsply Sirona, Inc.(d)	7,731	324,316
DexCom, Inc.*(d)	3,137	442,411
Edwards Lifesciences Corp.*(d)	7,403	1,261,619
ElectroCore, Inc.*(d)	166	1,109
Endologix, Inc.*(d)	3,081	2,334
FONAR Corp.*(d)	180	3,978
GenMark Diagnostics, Inc.*(d)	1,514	10,053
Glaukos Corp.*(d)	1,168	74,507
Globus Medical, Inc., Class A*(d)	2,543	114,562
Haemonetics Corp.*(d)	1,794	177,445
Helius Medical Technologies, Inc.*(d)	542	3,989
Heska Corp.*(d)	200	19,720
Hill-Rom Holdings, Inc.(d)	2,338	233,847
Hologic, Inc.*(d)	9,612	426,773
ICU Medical, Inc.*(d)	543	135,098
IDEXX Laboratories, Inc.*(d)	3,037	646,213
Inogen, Inc.*(d)	625	94,506
Insulet Corp.*(d)	1,985	161,162
Integer Holdings Corp.*(d)	1,089	88,198
Integra LifeSciences Holdings Corp.*(d)	2,447	115,890
IntriCon Corp.*(d)	226	5,858
Intuitive Surgical, Inc.*(d)	3,923	2,054,240
Invacare Corp.(d)	1,023	5,258
iRadimed Corp.*(d)	101	2,769
iRhythm Technologies, Inc.*(d)	855	72,675
Lantheus Holdings, Inc.*(d)	1,446	24,322
LeMaitre Vascular, Inc.(d)	474	11,300
LivaNova plc*(d)	1,651	152,420
Masimo Corp.*(d)	1,667	207,358
Medtronic plc(d)	47,666	4,213,198
Meridian Bioscience, Inc.(d)	1,605	26,306
Merit Medical Systems, Inc.*(d)	1,827	103,280
Natus Medical, Inc.*(d)	1,192	40,218
Neogen Corp.*(d)	1,762	107,323
Neuronetics, Inc.*(d)	188	3,219
Nevro Corp.*(d)	1,040	50,502
Novocure Ltd.*(d)	2,527	123,823
NuVasive, Inc.*(d)	1,752	87,845
Nuvectra Corp.*(d)	522	7,308
NxStage Medical, Inc.*(d)	2,380	69,187
OraSure Technologies, Inc.*(d)	2,339	30,056
Orthofix Medical, Inc.*(d)	641	34,685
OrthoPediatrics Corp.*(d)	202	7,327
Oxford Immunotec Global plc*(d)	747	10,861
Penumbra, Inc.*(d)	1,074	156,278
Pulse Biosciences, Inc.*(d)	307	4,102
Quidel Corp.*(d)	1,181	68,533
ResMed, Inc.(d)	5,000	475,850
Rockwell Medical, Inc.*(d)	1,373	4,284
RTI Surgical, Inc.*(d)	1,653	7,257
SeaSpine Holdings Corp.*(d)	429	6,559
Senseonics Holdings, Inc.*(d)	2,455	6,162
SI-BONE, Inc.*(d)	243	4,369
Sientra, Inc.*(d)	683	7,595
STAAR Surgical Co.*(d)	1,507	53,845
STERIS plc(d)	2,947	336,135
Stryker Corp.(d)	12,237	2,172,924
Surmodics, Inc.*(d)	464	26,573
Tactile Systems Technology, Inc.*(d)	647	43,077
Tandem Diabetes Care, Inc.*(d)	1,752	76,177
Teleflex, Inc.(d)	1,600	437,600
TransEnterix, Inc.*(d)	4,806	13,072
Utah Medical Products, Inc.(d)	102	9,582
Varex Imaging Corp.*(d)	1,417	40,370
Varian Medical Systems, Inc.*(d)	3,267	431,342
ViewRay, Inc.*(d)	1,772	12,741
West Pharmaceutical Services, Inc.(d)	2,593	280,744
Wright Medical Group NV*(d)	4,387	130,908
Zimmer Biomet Holdings, Inc.(d)	7,253	794,639

		31,915,844

Health Care Providers & Services 1.8%
AAC Holdings, Inc.*(d)	381	922
Acadia Healthcare Co., Inc.*(d)	3,054	83,557
Addus HomeCare Corp.*(d)	384	23,098
Amedisys, Inc.*(d)	922	120,929
American Renal Associates Holdings, Inc.*(d)	385	4,666
AmerisourceBergen Corp.(d)	5,235	436,442
AMN Healthcare Services, Inc.*(d)	1,620	104,960
Anthem, Inc.(d)	9,230	2,796,690
Apollo Medical Holdings, Inc.*(d)	93	1,816
BioScrip, Inc.*(d)	3,691	13,398
BioTelemetry, Inc.*(d)	1,122	80,582
Brookdale Senior Living, Inc.*(d)	6,757	55,070
Capital Senior Living Corp.*(d)	745	5,193
Cardinal Health, Inc.(d)	10,376	518,489
Centene Corp.*(d)	7,240	945,327
Chemed Corp.(d)	567	168,932
Cigna Corp.(d)	13,247	2,646,883
Civitas Solutions, Inc.*(d)	800	14,184
Community Health Systems, Inc.*(d)	2,473	9,744
CorVel Corp.*(d)	269	16,804
Cross Country Healthcare, Inc.*(d)	1,034	9,957
CVS Health Corp.(d)	45,634	2,991,309
DaVita, Inc.*(d)	4,522	253,820
Diplomat Pharmacy, Inc.*(d)	2,076	30,102
Encompass Health Corp.(d)	3,536	236,346
Ensign Group, Inc. (The)(d)	1,729	75,333
Genesis Healthcare, Inc.*(d)	1,661	2,608
Guardant Health, Inc.*(d)	421	16,983
HCA Healthcare, Inc.(d)	9,671	1,348,428
HealthEquity, Inc.*(d)	1,928	120,191
Henry Schein, Inc.*(d)	5,351	415,773
Humana, Inc.(d)	4,913	1,518,068
Laboratory Corp. of America Holdings*(d)	3,568	497,201
LHC Group, Inc.*(d)	1,022	108,056
Magellan Health, Inc.*(d)	741	48,284
McKesson Corp.(d)	6,803	872,485
MEDNAX, Inc.*(d)	3,121	112,699
Molina Healthcare, Inc.*(d)	2,182	290,162
National HealthCare Corp.(d)	451	36,229
National Research Corp.(d)	328	13,113
Owens & Minor, Inc.(d)	1,792	13,565
Patterson Cos., Inc.(d)	2,883	64,262
PetIQ, Inc.*(d)	686	20,868
Premier, Inc., Class A*(d)	1,838	73,134

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services (continued)
Providence Service Corp. (The)*(d)	432	$27,708
Quest Diagnostics, Inc.(d)	4,844	423,123
Quorum Health Corp.*(d)	873	2,558
R1 RCM, Inc.*(d)	3,809	30,929
RadNet, Inc.*(d)	1,159	15,820
Select Medical Holdings Corp.*(d)	3,838	59,950
Surgery Partners, Inc.*(d)	549	7,181
Tenet Healthcare Corp.*(d)	2,920	64,211
Tivity Health, Inc.*(d)	1,439	32,032
Triple-S Management Corp., Class B*(d)	663	13,366
UnitedHealth Group, Inc.(d)	34,185	9,236,787
Universal Health Services, Inc., Class B(d)	2,926	387,783
US Physical Therapy, Inc.(d)	451	47,756
Vapotherm, Inc.*(d)	137	2,306
WellCare Health Plans, Inc.*(d)	1,764	487,711

		28,055,883

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*(d)	6,179	72,850
athenahealth, Inc.*(d)	1,411	190,118
Castlight Health, Inc., Class B*(d)	2,274	6,754
Cerner Corp.*(d)	11,267	618,671
Computer Programs & Systems, Inc.(d)	340	8,922
Evolent Health, Inc., Class A*(d)	2,391	42,273
HealthStream, Inc.(d)	763	19,197
HMS Holdings Corp.*(d)	2,875	86,221
Inovalon Holdings, Inc., Class A*(d)	2,551	36,454
Inspire Medical Systems, Inc.*(d)	475	25,474
Medidata Solutions, Inc.*(d)	1,993	141,423
NantHealth, Inc.*(d)	624	331
NextGen Healthcare Information Systems LLC*(d)	1,983	35,060
Omnicell, Inc.*(d)	1,321	86,037
Simulations Plus, Inc.(d)	339	6,529
Tabula Rasa HealthCare, Inc.*(d)	588	35,445
Teladoc Health, Inc.*(d)	2,302	147,788
Veeva Systems, Inc., Class A*(d)	4,284	467,213
Vocera Communications, Inc.*(d)	1,059	43,228

		2,069,988

Hotels, Restaurants & Leisure 1.3%
Aramark(d)	8,733	287,752
BBX Capital Corp.(d)	1,952	12,044
Belmond Ltd., Class A*(d)	3,175	79,121
Biglari Holdings, Inc., Class A*(d)	3	1,950
BJ’s Restaurants, Inc.(d)	757	37,721
Bloomin’ Brands, Inc.(d)	2,975	54,829
Bluegreen Vacations Corp.(d)	219	2,935
Boyd Gaming Corp.(d)	2,852	77,917
Brinker International, Inc.(d)	1,397	56,606
Caesars Entertainment Corp.*(d)	20,290	185,451
Carnival Corp.(d)	14,283	822,415
Carrols Restaurant Group, Inc.*(d)	1,053	9,087
Century Casinos, Inc.*(d)	804	6,167
Cheesecake Factory, Inc. (The)(d)	1,511	67,814
Chipotle Mexican Grill, Inc.*(d)	872	461,820
Choice Hotels International, Inc.(d)	1,212	95,942
Churchill Downs, Inc.(d)	1,242	114,239
Chuy’s Holdings, Inc.*(d)	493	11,201
Cracker Barrel Old Country Store, Inc.(d)	668	111,743
Darden Restaurants, Inc.(d)	4,474	469,457
Dave & Buster’s Entertainment, Inc.(d)	1,402	72,133
Del Frisco’s Restaurant Group, Inc.*(d)	994	7,872
Del Taco Restaurants, Inc.*(d)	912	9,476
Denny’s Corp.*(d)	2,240	39,626
Dine Brands Global, Inc.(d)	589	44,923
Domino’s Pizza, Inc.(d)	1,441	408,855
Drive Shack, Inc.*(d)	3,093	13,022
Dunkin’ Brands Group, Inc.(d)	2,918	199,562
El Pollo Loco Holdings, Inc.*(d)	634	10,455
Eldorado Resorts, Inc.*(d)	2,280	106,294
Empire Resorts, Inc.*(d)	107	1,284
Extended Stay America, Inc.(d)	6,587	112,638
Fiesta Restaurant Group, Inc.*(d)	1,056	15,692
Golden Entertainment, Inc.*(d)	863	16,138
Habit Restaurants, Inc. (The), Class A*(d)	614	6,275
Hilton Grand Vacations, Inc.*(d)	3,459	104,946
Hilton Worldwide Holdings, Inc.(d)	9,956	741,523
Hyatt Hotels Corp., Class A(d)	1,460	102,069
International Game Technology plc(d)	3,478	56,900
International Speedway Corp., Class A(d)	882	38,323
J Alexander’s Holdings, Inc.*(d)	382	3,285
Jack in the Box, Inc.(d)	976	79,007
Las Vegas Sands Corp.(d)	12,880	751,677
Lindblad Expeditions Holdings, Inc.*(d)	649	7,976
Marriott International, Inc., Class A(d)	9,928	1,137,054
Marriott Vacations Worldwide Corp.(d)	1,371	121,388
McDonald’s Corp.(d)	27,851	4,979,202
MGM Resorts International(d)	17,258	508,075
Monarch Casino & Resort, Inc.*(d)	333	14,399
Nathan’s Famous, Inc.(d)	85	5,737
Noodles & Co.*(d)	422	3,038
Norwegian Cruise Line Holdings Ltd.*(d)	7,674	394,674
OBH, Inc.*(d)	26	3,404
Papa John’s International, Inc.(d)	809	34,213
Penn National Gaming, Inc.*(d)	5,027	121,854
Planet Fitness, Inc., Class A*(d)	3,093	179,147
PlayAGS, Inc.*(d)	644	16,139
Potbelly Corp.*(d)	687	5,956
RCI Hospitality Holdings, Inc.(d)	271	6,046
Red Lion Hotels Corp.*(d)	480	4,440
Red Robin Gourmet Burgers, Inc.*(d)	392	12,536
Red Rock Resorts, Inc., Class A(d)	2,457	62,359
Royal Caribbean Cruises Ltd.(d)	6,006	721,020
Ruth’s Hospitality Group, Inc.(d)	1,164	26,888
Scientific Games Corp.*(d)	2,055	51,498
SeaWorld Entertainment, Inc.*(d)	1,958	51,006
Shake Shack, Inc., Class A*(d)	895	42,745
Six Flags Entertainment Corp.(d)	2,497	153,790
Speedway Motorsports, Inc.(d)	338	5,455
Starbucks Corp.(d)	42,555	2,899,698
Texas Roadhouse, Inc.(d)	2,399	145,955
Town Sports International Holdings, Inc.*(d)	421	2,539
Vail Resorts, Inc.(d)	1,406	264,694
Wendy’s Co. (The)(d)	6,573	113,844
Wingstop, Inc.(d)	1,023	67,160
Wyndham Destinations, Inc.(d)	3,539	149,133
Wyndham Hotels & Resorts, Inc.(d)	3,457	169,704
Wynn Resorts Ltd.(d)	3,558	437,670
Yum China Holdings, Inc.(d)	13,010	474,214
Yum! Brands, Inc.(d)	11,106	1,043,742

		20,346,578

Household Durables 0.3%
Bassett Furniture Industries, Inc.(d)	304	5,797
Beazer Homes USA, Inc.*(d)	910	11,402
Cavco Industries, Inc.*(d)	293	48,723
Century Communities, Inc.*(d)	753	17,665
DR Horton, Inc.(d)	12,010	461,785
Ethan Allen Interiors, Inc.(d)	691	13,115
Flexsteel Industries, Inc.(d)	218	5,443
Garmin Ltd.(d)	4,067	281,355
GoPro, Inc., Class A*(d)	3,317	16,353
Green Brick Partners, Inc.*(d)	718	6,074
Hamilton Beach Brands Holding Co., Class A(d)	193	5,045
Helen of Troy Ltd.*(d)	925	107,337
Hooker Furniture Corp.(d)	341	9,811
Hovnanian Enterprises, Inc., Class A*(d)	3,545	2,503
Installed Building Products, Inc.*(d)	841	35,415
iRobot Corp.*(d)	953	85,570
KB Home(d)	3,037	65,022
La-Z-Boy, Inc.(d)	1,680	49,762
Leggett & Platt, Inc.(d)	4,638	189,973

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Household Durables (continued)
Lennar Corp., Class A(d)	10,446	$491,090
LGI Homes, Inc.*(d)	714	42,340
Lifetime Brands, Inc.(d)	359	3,493
Lovesac Co. (The)*(d)	167	3,988
M/I Homes, Inc.*(d)	782	20,715
MDC Holdings, Inc.(d)	1,563	51,470
Meritage Homes Corp.*(d)	1,317	59,370
Mohawk Industries, Inc.*(d)	2,218	285,656
New Home Co., Inc. (The)*(d)	392	2,713
Newell Brands, Inc.(d)	15,157	321,480
NVR, Inc.*(d)	104	276,640
PulteGroup, Inc.(d)	9,001	250,318
Purple Innovation, Inc.*(d)	126	721
Roku, Inc.*(d)	1,512	67,964
Skyline Champion Corp.(d)	1,170	21,130
Sonos, Inc.*(d)	458	5,436
Taylor Morrison Home Corp., Class A*(d)	4,214	79,645
Tempur Sealy International, Inc.*(d)	1,649	87,430
Toll Brothers, Inc.(d)	4,710	173,987
TopBuild Corp.*(d)	1,234	65,168
TRI Pointe Group, Inc.*(d)	5,029	67,640
Tupperware Brands Corp.(d)	1,762	48,050
Turtle Beach Corp.*(d)	228	3,395
Universal Electronics, Inc.*(d)	394	11,099
Vuzix Corp.*(d)	679	2,872
Whirlpool Corp.(d)	2,211	294,085
William Lyon Homes, Class A*(d)	922	12,226
ZAGG, Inc.*(d)	819	9,189

		4,177,460

Household Products 0.9%
Central Garden & Pet Co.*(d)	1,825	66,119
Church & Dwight Co., Inc.(d)	8,673	560,363
Clorox Co. (The)(d)	4,548	674,832
Colgate-Palmolive Co.(d)	30,125	1,948,485
Energizer Holdings, Inc.(d)	2,032	96,317
Kimberly-Clark Corp.(d)	12,124	1,350,371
Oil-Dri Corp. of America(d)	146	3,875
Procter & Gamble Co. (The)(d)	87,627	8,453,377
Spectrum Brands Holdings, Inc.(d)	1,417	79,182
WD-40 Co.(d)	482	87,603

		13,320,524

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.(d)	23,296	381,821
Atlantic Power Corp.*(d)	3,209	8,055
Clearway Energy, Inc., Class A(d)	3,806	57,035
NRG Energy, Inc.(d)	10,115	413,805
Ormat Technologies, Inc.(d)	1,395	80,505
Pattern Energy Group, Inc., Class A(d)	2,913	61,989
TerraForm Power, Inc., Class A(d)	2,730	32,432
Vistra Energy Corp.*(d)	14,102	354,101

		1,389,743

Industrial Conglomerates 0.8%
3M Co.(d)	20,266	4,059,280
Carlisle Cos., Inc.(d)	2,054	221,277
General Electric Co.(d)	275,516	2,799,243
Honeywell International, Inc.(d)	26,510	3,807,631
Raven Industries, Inc.(d)	1,287	47,606
Roper Technologies, Inc.(d)	3,625	1,026,818

		11,961,855

Insurance 1.5%
Aflac, Inc.(d)	26,959	1,285,944
Alleghany Corp.(d)	516	325,885
Allstate Corp. (The)(d)	12,346	1,084,843
Ambac Financial Group, Inc.*(d)	1,677	31,729
American Equity Investment Life Holding Co.(d)	3,190	99,911
American Financial Group, Inc.(d)	2,580	246,106
American International Group, Inc.(d)	31,780	1,373,849
American National Insurance Co.(d)	321	44,680
AMERISAFE, Inc.(d)	576	34,220
Aon plc(d)	8,531	1,332,798
Arch Capital Group Ltd.*(d)	14,035	411,927
Argo Group International Holdings Ltd.(d)	1,202	80,221
Arthur J Gallagher & Co.(d)	6,447	481,655
Aspen Insurance Holdings Ltd.(d)	2,156	89,970
Assurant, Inc.(d)	1,849	178,225
Assured Guaranty Ltd.(d)	3,728	151,208
Athene Holding Ltd., Class A*(d)	5,755	246,890
Axis Capital Holdings Ltd.(d)	3,074	164,613
Brighthouse Financial, Inc.*(d)	4,366	163,026
Brown & Brown, Inc.(d)	8,495	230,724
Chubb Ltd.(d)	2,539	337,814
Cincinnati Financial Corp.(d)	5,423	439,914
Citizens, Inc.*(d)	1,471	10,429
CNA Financial Corp.(d)	1,038	47,603
CNO Financial Group, Inc.(d)	6,124	109,497
Crawford & Co., Class B(d)	350	3,378
Donegal Group, Inc., Class A(d)	284	3,740
eHealth, Inc.*(d)	744	45,503
EMC Insurance Group, Inc.(d)	275	9,042
Employers Holdings, Inc.(d)	964	40,845
Enstar Group Ltd.*(d)	445	79,210
Erie Indemnity Co., Class A(d)	894	130,864
Everest Re Group Ltd.(d)	1,481	324,413
FBL Financial Group, Inc., Class A(d)	417	29,282
FedNat Holding Co.(d)	346	6,266
Fidelity National Financial, Inc.(d)	9,426	340,844
First American Financial Corp.(d)	3,254	162,960
Genworth Financial, Inc., Class A*(d)	17,800	86,152
Global Indemnity Ltd.(d)	408	13,423
Goosehead Insurance, Inc., Class A*(d)	291	8,363
Greenlight Capital Re Ltd., Class A*(d)	876	9,084
Hallmark Financial Services, Inc.*(d)	388	3,764
Hanover Insurance Group, Inc. (The)(d)	1,493	170,262
Hartford Financial Services Group, Inc. (The)(d)	12,870	603,860
HCI Group, Inc.(d)	219	10,376
Health Insurance Innovations, Inc., Class A*(d)	583	22,352
Heritage Insurance Holdings, Inc.(d)	603	8,756
Horace Mann Educators Corp.(d)	1,596	66,473
Independence Holding Co.(d)	136	4,863
Investors Title Co.(d)	41	7,082
James River Group Holdings Ltd.(d)	975	37,606
Kemper Corp.(d)	1,699	127,731
Kingstone Cos., Inc.(d)	276	4,540
Kinsale Capital Group, Inc.(d)	749	43,442
Lincoln National Corp.(d)	7,641	446,922
Loews Corp.(d)	10,008	479,383
Maiden Holdings Ltd.(d)	1,765	2,277
Markel Corp.*(d)	482	507,792
Marsh & McLennan Cos., Inc.(d)	17,668	1,558,141
MBIA, Inc.*(d)	3,394	32,616
Mercury General Corp.(d)	965	49,891
MetLife, Inc.(d)	30,150	1,376,951
National General Holdings Corp.(d)	2,308	55,738
National Western Life Group, Inc., Class A(d)	91	27,600
Navigators Group, Inc. (The)(d)	765	53,397
NI Holdings, Inc.*(d)	292	4,380
Old Republic International Corp.(d)	10,045	202,407
Primerica, Inc.(d)	1,272	142,935
Principal Financial Group, Inc.(d)	9,915	496,444
ProAssurance Corp.(d)	1,924	82,078
Progressive Corp. (The)(d)	20,710	1,393,576
Protective Insurance Corp., Class B(d)	281	5,179
Prudential Financial, Inc.(d)	14,748	1,358,881
Reinsurance Group of America, Inc.(d)	2,212	319,523
RenaissanceRe Holdings Ltd.(d)	1,473	203,318
RLI Corp.(d)	1,450	95,715
Safety Insurance Group, Inc.(d)	526	43,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.(d)	1,751	$106,671
State Auto Financial Corp.(d)	502	17,068
Stewart Information Services Corp.(d)	888	39,472
Third Point Reinsurance Ltd.*(d)	2,410	25,329
Tiptree, Inc.(d)	798	4,748
Torchmark Corp.(d)	3,714	311,085
Travelers Cos., Inc. (The)(d)	9,515	1,194,513
Trupanion, Inc.*(d)	1,009	26,789
United Fire Group, Inc.(d)	772	40,144
United Insurance Holdings Corp.(d)	614	10,021
Universal Insurance Holdings, Inc.(d)	1,132	42,699
Unum Group(d)	7,245	251,836
White Mountains Insurance Group Ltd.(d)	111	99,187
Willis Towers Watson plc(d)	4,641	755,508
WR Berkley Corp.(d)	3,419	262,887

		23,534,553

Interactive Media & Services 2.6%
Alphabet, Inc., Class A*(d)	21,140	23,699,679
Care.com, Inc.*(d)	573	13,620
Cargurus, Inc.*(d)	1,721	73,607
Cars.com, Inc.*(d)	2,498	68,220
Facebook, Inc., Class A*(d)	77,095	12,850,966
IAC/InterActiveCorp*(d)	2,598	548,905
Liberty TripAdvisor Holdings, Inc., Class A*(d)	2,524	42,050
Match Group, Inc.(d)	1,795	96,015
Meet Group, Inc. (The)*(d)	2,011	11,624
QuinStreet, Inc.*(d)	1,660	31,606
Travelzoo*(d)	141	1,734
TripAdvisor, Inc.*(d)	3,628	208,175
TrueCar, Inc.*(d)	3,456	32,417
Twitter, Inc.*(d)	24,708	829,201
Yelp, Inc.*(d)	2,841	103,469
Zillow Group, Inc., Class A*(d)	6,138	214,821

		38,826,109

Internet & Direct Marketing Retail 2.0%
1-800-Flowers.com, Inc., Class A*(d)	670	10,687
Amazon.com, Inc.*(d)	14,122	24,271,905
Booking Holdings, Inc.*(d)	1,679	3,077,288
Duluth Holdings, Inc., Class B*(d)	240	5,731
eBay, Inc.*(d)	33,218	1,117,786
Etsy, Inc.*(d)	4,172	228,000
Expedia Group, Inc.(d)	4,291	511,702
Gaia, Inc.*(d)	322	3,787
Groupon, Inc.*(d)	16,007	60,346
GrubHub, Inc.*(d)	3,206	257,762
Lands’ End, Inc.*(d)	313	5,603
Leaf Group Ltd.*(d)	489	3,756
Liberty Expedia Holdings, Inc., Class A*(d)	1,938	79,439
Liquidity Services, Inc.*(d)	768	6,428
Nutrisystem, Inc.(d)	1,047	45,450
Overstock.com, Inc.*(d)	1,100	19,085
PetMed Express, Inc.(d)	596	14,113
Quotient Technology, Inc.*(d)	2,954	29,540
Qurate Retail, Inc.*(d)	14,771	321,269
Remark Holdings, Inc.*(d)	772	1,544
Shutterfly, Inc.*(d)	1,195	54,922
Shutterstock, Inc.(d)	748	29,927
Stamps.com, Inc.*(d)	608	113,137
Wayfair, Inc., Class A*(d)	2,009	219,905

		30,489,112

IT Services 3.0%
Accenture plc, Class A(d)	22,880	3,513,224
Akamai Technologies, Inc.*(d)	5,641	367,229
Alliance Data Systems Corp.(d)	1,685	299,239
Amdocs Ltd.(d)	5,074	283,535
Automatic Data Processing, Inc.(d)	15,666	2,190,733
Black Knight, Inc.*(d)	5,109	251,312
Booz Allen Hamilton Holding Corp.(d)	4,839	237,740
Brightcove, Inc.*(d)	1,039	8,333
Broadridge Financial Solutions, Inc.(d)	4,124	415,823
CACI International, Inc., Class A*(d)	831	138,927
Carbonite, Inc.*(d)	1,204	34,483
Cardtronics plc, Class A*(d)	1,460	39,522
Cass Information Systems, Inc.(d)	560	27,490
Cognizant Technology Solutions Corp., Class A(d)	20,775	1,447,602
Conduent, Inc.*(d)	6,742	85,961
CoreLogic, Inc.*(d)	2,879	104,508
CSG Systems International, Inc.(d)	1,194	43,211
DXC Technology Co.(d)	10,036	643,508
Endurance International Group Holdings, Inc.*(d)	2,131	17,261
EPAM Systems, Inc.*(d)	1,808	255,796
Euronet Worldwide, Inc.*(d)	1,742	200,347
Everi Holdings, Inc.*(d)	1,937	12,881
EVERTEC, Inc.(d)	2,184	60,431
Evo Payments, Inc., Class A*(d)	719	18,083
Exela Technologies, Inc.*(d)	1,380	5,437
ExlService Holdings, Inc.*(d)	1,192	68,540
Fidelity National Information Services, Inc.(d)	11,675	1,220,388
First Data Corp., Class A*(d)	19,519	481,143
Fiserv, Inc.*(d)	14,381	1,192,616
FleetCor Technologies, Inc.*(d)	3,160	637,720
Gartner, Inc.*(d)	3,107	422,210
Genpact Ltd.(d)	5,244	156,429
Global Payments, Inc.(d)	5,754	646,059
GoDaddy, Inc., Class A*(d)	5,592	383,779
GTT Communications, Inc.*(d)	1,660	42,496
Hackett Group, Inc. (The)(d)	718	12,917
I3 Verticals, Inc., Class A*(d)	224	5,540
Information Services Group, Inc.*(d)	1,016	4,196
Internap Corp.*(d)	702	3,798
International Business Machines Corp.(d)	32,841	4,414,487
Jack Henry & Associates, Inc.(d)	2,760	368,598
Leidos Holdings, Inc.(d)	5,014	290,812
Limelight Networks, Inc.*(d)	3,107	9,694
LiveRamp Holdings, Inc.*(d)	2,702	117,375
ManTech International Corp., Class A(d)	938	52,875
Mastercard, Inc., Class A(d)	31,738	6,700,844
MAXIMUS, Inc.(d)	2,231	156,460
MoneyGram International, Inc.*(d)	918	1,955
NIC, Inc.(d)	2,214	36,310
Okta, Inc.*(d)	2,926	241,190
Paychex, Inc.(d)	11,528	816,182
PayPal Holdings, Inc.*(d)	43,924	3,898,694
Perficient, Inc.*(d)	1,251	31,913
Perspecta, Inc.(d)	5,049	101,232
PFSweb, Inc.*(d)	449	2,734
Presidio, Inc.(d)	1,069	17,029
PRGX Global, Inc.*(d)	618	5,661
Sabre Corp.(d)	9,724	223,458
Science Applications International Corp.(d)	1,747	117,294
ServiceSource International, Inc.*(d)	2,242	2,690
Square, Inc., Class A*(d)	10,266	732,479
Switch, Inc., Class A(d)	1,099	9,166
Sykes Enterprises, Inc.*(d)	1,457	40,170
Total System Services, Inc.(d)	6,487	581,300
Travelport Worldwide Ltd.(d)	4,576	71,660
TTEC Holdings, Inc.(d)	425	14,208
Tucows, Inc., Class A*(d)	282	20,761
Twilio, Inc., Class A*(d)	2,489	277,075
Unisys Corp.*(d)	1,498	19,594
VeriSign, Inc.*(d)	3,737	632,562
Virtusa Corp.*(d)	1,012	49,102
Visa, Inc., Class A(d)	63,706	8,600,947
Western Union Co. (The)(d)	15,815	288,624
WEX, Inc.*(d)	1,452	234,251
Worldpay, Inc., Class A*(d)	10,931	912,520

		46,072,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Leisure Products 0.1%
Acushnet Holdings Corp.(d)	1,358	$31,220
American Outdoor Brands Corp.*(d)	2,083	25,142
Brunswick Corp.(d)	3,136	157,803
Callaway Golf Co.(d)	3,387	55,174
Clarus Corp.(d)	625	6,994
Escalade, Inc.(d)	320	3,571
Hasbro, Inc.(d)	4,210	381,258
Johnson Outdoors, Inc., Class A(d)	148	9,272
Malibu Boats, Inc., Class A*(d)	792	32,116
Marine Products Corp.(d)	223	3,167
MasterCraft Boat Holdings, Inc.*(d)	553	12,072
Mattel, Inc.*(d)	12,594	149,113
Nautilus, Inc.*(d)	919	6,902
Polaris Industries, Inc.(d)	2,106	176,651
Sturm Ruger & Co., Inc.(d)	629	34,268
Vista Outdoor, Inc.*(d)	2,237	22,325
YETI Holdings, Inc.*(d)	506	8,607

		1,115,655

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(d)	781	14,222
Agilent Technologies, Inc.(d)	11,334	861,951
Bio-Rad Laboratories, Inc., Class A*(d)	767	191,650
Bio-Techne Corp.(d)	1,324	230,985
Bruker Corp.(d)	3,589	125,830
Cambrex Corp.*(d)	1,219	53,209
Charles River Laboratories International, Inc.*(d)	1,681	207,082
ChromaDex Corp.*(d)	1,145	3,813
Codexis, Inc.*(d)	1,880	35,382
Enzo Biochem, Inc.*(d)	1,315	4,945
Fluidigm Corp.*(d)	779	6,738
Harvard Bioscience, Inc.*(d)	1,057	3,626
Illumina, Inc.*(d)	5,101	1,427,209
IQVIA Holdings, Inc.*(d)	5,796	747,742
Luminex Corp.(d)	1,493	41,640
Medpace Holdings, Inc.*(d)	780	50,232
Mettler-Toledo International, Inc.*(d)	881	562,219
NanoString Technologies, Inc.*(d)	735	16,346
NeoGenomics, Inc.*(d)	2,434	40,453
Pacific Biosciences of California, Inc.*(d)	4,943	34,206
PerkinElmer, Inc.(d)	3,896	352,588
PRA Health Sciences, Inc.*(d)	2,040	216,179
QIAGEN NV*(d)	7,967	295,018
Quanterix Corp.*(d)	235	4,949
Syneos Health, Inc.*(d)	2,194	111,982
Thermo Fisher Scientific, Inc.(d)	14,378	3,532,243
Waters Corp.*(d)	2,670	617,357

		9,789,796

Machinery 1.2%
Actuant Corp., Class A(d)	2,237	51,205
AGCO Corp.(d)	2,311	148,366
Alamo Group, Inc.(d)	378	32,557
Albany International Corp., Class A(d)	1,025	70,377
Allison Transmission Holdings, Inc.(d)	4,139	201,445
Altra Industrial Motion Corp.(d)	2,146	65,689
Astec Industries, Inc.(d)	890	32,948
Barnes Group, Inc.(d)	1,682	99,373
Blue Bird Corp.*(d)	403	8,008
Briggs & Stratton Corp.(d)	1,238	15,945
Caterpillar, Inc.(d)	20,272	2,699,420
Chart Industries, Inc.*(d)	1,087	81,199
CIRCOR International, Inc.*(d)	483	13,355
Colfax Corp.*(d)	3,081	76,255
Columbus McKinnon Corp.(d)	881	31,892
Commercial Vehicle Group, Inc.*(d)	902	6,738
Crane Co.(d)	1,752	144,996
Cummins, Inc.(d)	5,308	780,860
Deere & Co.(d)	11,465	1,880,260
DMC Global, Inc.(d)	427	14,740
Donaldson Co., Inc.(d)	4,639	219,332
Douglas Dynamics, Inc.(d)	843	29,842
Dover Corp.(d)	5,127	450,304
Eastern Co. (The)(d)	166	4,512
Energy Recovery, Inc.*(d)	1,085	8,246
EnPro Industries, Inc.(d)	737	48,679
ESCO Technologies, Inc.(d)	915	59,576
Evoqua Water Technologies Corp.*(d)	2,953	31,922
Federal Signal Corp.(d)	2,152	47,301
Flowserve Corp.(d)	4,620	203,465
Fortive Corp.(d)	10,318	773,747
Franklin Electric Co., Inc.(d)	1,587	75,827
FreightCar America, Inc.*(d)	357	2,542
Gardner Denver Holdings, Inc.*(d)	4,458	109,979
Gates Industrial Corp. plc*(d)	1,331	19,845
Gencor Industries, Inc.*(d)	270	3,742
Global Brass & Copper Holdings, Inc.(d)	639	19,323
Gorman-Rupp Co. (The)(d)	512	17,690
Graco, Inc.(d)	5,940	257,380
Graham Corp.(d)	284	6,362
Greenbrier Cos., Inc. (The)(d)	1,130	47,923
Harsco Corp.*(d)	2,817	60,002
Hillenbrand, Inc.(d)	2,255	95,612
Hurco Cos., Inc.(d)	182	6,980
Hyster-Yale Materials Handling, Inc.(d)	309	21,503
IDEX Corp.(d)	2,737	377,323
Illinois Tool Works, Inc.(d)	11,742	1,612,294
Ingersoll-Rand plc(d)	8,799	880,252
ITT, Inc.(d)	3,064	161,044
John Bean Technologies Corp.(d)	1,099	87,305
Kadant, Inc.(d)	405	34,547
Kennametal, Inc.(d)	2,895	108,794
LB Foster Co., Class A*(d)	299	5,343
Lincoln Electric Holdings, Inc.(d)	2,219	191,810
Lindsay Corp.(d)	391	33,579
Lydall, Inc.*(d)	508	13,472
Manitex International, Inc.*(d)	432	3,028
Manitowoc Co., Inc. (The)*(d)	1,065	16,209
Meritor, Inc.*(d)	2,929	60,572
Middleby Corp. (The)*(d)	1,991	234,181
Milacron Holdings Corp.*(d)	2,590	35,897
Miller Industries, Inc.(d)	328	9,856
Mueller Industries, Inc.(d)	2,030	52,597
Mueller Water Products, Inc., Class A(d)	5,568	55,012
Navistar International Corp.*(d)	1,741	57,174
NN, Inc.(d)	1,272	11,613
Nordson Corp.(d)	2,076	269,133
Omega Flex, Inc.(d)	87	5,507
Oshkosh Corp.(d)	2,577	193,404
PACCAR, Inc.(d)	12,053	789,713
Parker-Hannifin Corp.(d)	4,744	781,859
Park-Ohio Holdings Corp.(d)	265	8,607
Pentair plc(d)	5,507	226,833
Proto Labs, Inc.*(d)	949	117,818
RBC Bearings, Inc.*(d)	837	116,695
REV Group, Inc.(d)	872	7,246
Rexnord Corp.*(d)	3,588	93,826
Snap-on, Inc.(d)	2,005	332,810
Spartan Motors, Inc.(d)	1,708	14,381
SPX Corp.*(d)	1,610	47,898
SPX FLOW, Inc.*(d)	1,547	50,695
Standex International Corp.(d)	486	36,246
Stanley Black & Decker, Inc.(d)	5,281	667,730
Sun Hydraulics Corp.(d)	1,040	36,837
Tennant Co.(d)	653	38,351
Terex Corp.(d)	2,365	72,629
Timken Co. (The)(d)	2,443	104,047
Titan International, Inc.(d)	1,486	8,351
Toro Co. (The)(d)	3,603	214,379
TriMas Corp.* (d)	1,690	48,993
Trinity Industries, Inc.(d)	5,118	119,659
Twin Disc, Inc.*(d)	279	5,055
Wabash National Corp.(d)	2,192	30,556
WABCO Holdings, Inc.*(d)	1,829	208,927
Wabtec Corp.(d)	3,010	208,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A(d)	999	$74,795
Welbilt, Inc.*(d)	4,623	64,814
Woodward, Inc.(d)	1,806	164,075
Xylem, Inc.(d)	6,465	460,696

		18,739,903

Marine 0.0%†
Costamare, Inc.(d)	1,461	7,422
Eagle Bulk Shipping, Inc.*(d)	1,404	5,770
Genco Shipping & Trading Ltd.*(d)	285	2,101
Kirby Corp.*(d)	2,025	151,693
Matson, Inc.(d)	1,494	50,064
Safe Bulkers, Inc.*(d)	1,528	2,368
Scorpio Bulkers, Inc.(d)	1,690	7,639

		227,057

Media 0.8%
Altice USA, Inc., Class A	785	15,417
AMC Networks, Inc., Class A*(d)	1,526	96,046
Beasley Broadcast Group, Inc., Class A(d)	240	1,085
Boston Omaha Corp., Class A*(d)	152	3,844
Cable One, Inc.(d)	149	131,767
Cardlytics, Inc.*(d)	175	3,061
CBS Corp. (Non-Voting), Class B(d)	11,465	567,059
Central European Media Enterprises Ltd., Class A*(d)	2,641	7,949
Charter Communications, Inc., Class A*(d)	5,537	1,833,024
Clear Channel Outdoor Holdings, Inc., Class A*(d)	1,073	5,976
Comcast Corp., Class A(d)	158,874	5,810,022
Daily Journal Corp.*(d)	33	7,297
Discovery, Inc., Class A*(d)	17,211	467,614
DISH Network Corp., Class A*(d)	7,682	235,607
Emerald Expositions Events, Inc.(d)	734	10,423
Entercom Communications Corp., Class A(d)	4,861	35,631
Entravision Communications Corp., Class A(d)	1,918	7,557
EW Scripps Co. (The), Class A(d)	1,783	33,485
Fluent, Inc.*(d)	963	4,545
Gannett Co., Inc.(d)	4,109	45,569
GCI Liberty, Inc., Class A*(d)	3,254	165,628
Gray Television, Inc.*(d)	2,815	47,039
Hemisphere Media Group, Inc.*(d)	532	7,054
Interpublic Group of Cos., Inc. (The)(d)	13,573	308,786
John Wiley & Sons, Inc., Class A(d)	1,558	80,673
Liberty Broadband Corp., Class A*(d)	4,137	351,524
Liberty Latin America Ltd., Class A*(d)	5,258	91,837
Liberty Media Corp-Liberty SiriusXM*(d)	8,659	345,486
Loral Space & Communications, Inc.*(d)	371	13,397
MDC Partners, Inc., Class A*(d)	1,702	5,055
Meredith Corp.(d)	1,411	76,575
MSG Networks, Inc., Class A*(d)	2,093	46,883
National CineMedia, Inc.(d)	3,068	21,200
New Media Investment Group, Inc.(d)	2,347	32,083
New York Times Co. (The), Class A(d)	4,634	119,140
News Corp., Class A(d)	17,906	230,234
Nexstar Media Group, Inc., Class A(d)	1,578	131,716
Omnicom Group, Inc.(d)	7,923	617,043
Saga Communications, Inc., Class A(d)	113	3,822
Scholastic Corp.(d)	1,026	42,774
Sinclair Broadcast Group, Inc., Class A(d)	2,423	74,653
Sirius XM Holdings, Inc.(d)	44,535	259,639
TechTarget, Inc.*(d)	610	8,845
TEGNA, Inc.(d)	7,763	91,138
Tribune Media Co., Class A(d)	3,081	141,449
Tribune Publishing Co.*(d)	520	6,224
WideOpenWest, Inc.*(d)	873	6,600

		12,649,475

Metals & Mining 0.3%
AK Steel Holding Corp.*(d)	11,597	34,211
Alcoa Corp.*(d)	6,724	199,568
Allegheny Technologies, Inc.*(d)	4,474	122,543
Carpenter Technology Corp.(d)	1,596	75,427
Century Aluminum Co.*(d)	2,129	19,587
Cleveland-Cliffs, Inc.(d)	10,621	113,751
Coeur Mining, Inc.*(d)	7,159	36,869
Commercial Metals Co.(d)	4,203	73,342
Compass Minerals International, Inc.(d)	1,192	62,282
Freeport-McMoRan, Inc.(d)	50,244	584,840
Gold Resource Corp.(d)	1,591	7,144
Haynes International, Inc.(d)	370	12,136
Hecla Mining Co.(d)	15,829	42,738
Kaiser Aluminum Corp.(d)	552	55,404
Materion Corp.(d)	749	35,151
Newmont Mining Corp.(d)	18,867	643,553
Nucor Corp.(d)	10,958	671,068
Olympic Steel, Inc.(d)	271	5,222
Ramaco Resources, Inc.*(d)	176	1,067
Reliance Steel & Aluminum Co.(d)	2,499	204,618
Royal Gold, Inc.(d)	2,250	196,583
Ryerson Holding Corp.*(d)	467	3,283
Schnitzer Steel Industries, Inc., Class A(d)	1,027	24,854
Southern Copper Corp.(d)	2,868	96,422
Steel Dynamics, Inc.(d)	7,846	287,085
SunCoke Energy, Inc.*(d)	1,936	21,761
Synalloy Corp.(d)	244	3,855
Tahoe Resources, Inc.*(d)	11,132	42,190
TimkenSteel Corp.*(d)	1,177	14,983
United States Steel Corp.(d)	6,337	142,836
Universal Stainless & Alloy Products, Inc.*(d)	243	4,357
Warrior Met Coal, Inc.(d)	1,555	44,675
Worthington Industries, Inc.(d)	1,532	57,802

		3,941,207

Mortgage Real Estate Investment Trusts (REITs) 0.2%
AG Mortgage Investment Trust, Inc.(d)	841	15,155
AGNC Investment Corp.(d)	19,083	341,776
Annaly Capital Management, Inc.(d)	49,572	517,532
Anworth Mortgage Asset Corp.(d)	2,930	13,097
Apollo Commercial Real Estate Finance, Inc.(d)	4,372	79,570
Arbor Realty Trust, Inc.(d)	1,939	23,190
Ares Commercial Real Estate Corp.(d)	796	11,462
ARMOUR Residential REIT, Inc.(d)	1,627	34,200
Blackstone Mortgage Trust, Inc., Class A(d)	3,869	133,442
Capstead Mortgage Corp.(d)	2,688	19,811
Cherry Hill Mortgage Investment Corp.(d)	476	8,806
Chimera Investment Corp.(d)	6,474	123,200
Colony Credit Real Estate, Inc.(d)	2,987	49,913
Dynex Capital, Inc.(d)	1,723	10,372
Exantas Capital Corp.(d)	910	9,619
Granite Point Mortgage Trust, Inc.(d)	1,796	35,058
Great Ajax Corp.(d)	481	6,210
Invesco Mortgage Capital, Inc.(d)	4,316	69,488
KKR Real Estate Finance Trust, Inc.(d)	634	13,073
Ladder Capital Corp.(d)	3,282	56,811
MFA Financial, Inc.(d)	16,133	118,255
New Residential Investment Corp.(d)	12,824	217,751
New York Mortgage Trust, Inc.(d)	6,253	39,269
Orchid Island Capital, Inc.(d)	1,572	10,910
PennyMac Mortgage Investment Trust(d)	2,090	42,302
Ready Capital Corp.(d)	523	8,180
Redwood Trust, Inc.(d)	3,307	53,342
Starwood Property Trust, Inc.(d)	9,401	207,574
TPG RE Finance Trust, Inc.(d)	1,043	20,683
Two Harbors Investment Corp.(d)	8,567	124,992
Western Asset Mortgage Capital Corp.(d)	1,402	13,403

		2,428,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Multiline Retail 0.3%
Big Lots, Inc.(d)	1,429	$45,071
Dillard’s, Inc., Class A(d)	461	30,790
Dollar General Corp.(d)	9,440	1,089,659
Dollar Tree, Inc.*(d)	8,378	811,242
JC Penney Co., Inc.*(d)	9,018	11,904
Kohl’s Corp.(d)	5,974	410,354
Macy’s, Inc.(d)	10,838	285,039
Nordstrom, Inc.(d)	4,138	192,044
Ollie’s Bargain Outlet Holdings, Inc.*(d)	1,722	134,609
Target Corp.(d)	18,704	1,365,392

		4,376,104

Multi-Utilities 0.6%
Ameren Corp.(d)	8,464	586,894
Avista Corp.(d)	2,296	96,088
Black Hills Corp.(d)	1,846	125,325
CenterPoint Energy, Inc.(d)	17,707	547,500
CMS Energy Corp.(d)	10,140	528,700
Consolidated Edison, Inc.(d)	10,912	847,317
Dominion Energy, Inc.(d)	26,833	1,884,750
DTE Energy Co.(d)	6,335	745,946
MDU Resources Group, Inc.(d)	6,897	177,322
NiSource, Inc.(d)	12,865	350,957
NorthWestern Corp.(d)	1,793	114,591
Public Service Enterprise Group, Inc.(d)	17,689	964,935
Sempra Energy(d)	9,688	1,133,302
Unitil Corp.(d)	580	30,427
Vectren Corp.(d)	2,953	213,738
WEC Energy Group, Inc.(d)	11,111	811,436

		9,159,228

Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*(d)	4,788	5,698
Adams Resources & Energy, Inc.(d)	64	2,536
Alta Mesa Resources, Inc., Class A*(d)	2,972	2,847
Anadarko Petroleum Corp.(d)	18,188	860,838
Antero Resources Corp.*(d)	8,767	88,196
Apache Corp.(d)	13,814	453,375
Approach Resources, Inc.*(d)	1,320	1,272
Arch Coal, Inc., Class A(d)	618	54,464
Ardmore Shipping Corp.*(d)	990	5,613
Berry Petroleum Corp.(d)	387	4,563
Bonanza Creek Energy, Inc.*(d)	574	13,231
Cabot Oil & Gas Corp.(d)	15,841	395,233
California Resources Corp.*(d)	1,667	33,590
Callon Petroleum Co.*(d)	8,177	66,561
Carrizo Oil & Gas, Inc.*(d)	3,146	38,633
Centennial Resource Development, Inc., Class A*(d)	6,529	85,987
Cheniere Energy, Inc.*(d)	8,358	548,703
Chesapeake Energy Corp.*(d)	32,247	91,904
Chevron Corp.(d)	67,331	7,719,499
Cimarex Energy Co.(d)	3,349	252,314
Clean Energy Fuels Corp.*(d)	4,098	7,786
Cloud Peak Energy, Inc.*(d)	2,346	875
CNX Resources Corp.*(d)	7,591	92,155
Concho Resources, Inc.*(d)	6,952	833,128
ConocoPhillips(d)	40,233	2,723,372
CONSOL Energy, Inc.*(d)	1,052	37,378
Continental Resources, Inc.*(d)	3,126	144,327
CVR Energy, Inc.(d)	539	21,641
Delek US Holdings, Inc.(d)	2,833	92,101
Denbury Resources, Inc.*(d)	16,862	34,230
Devon Energy Corp.(d)	16,873	449,665
DHT Holdings, Inc.(d)	2,725	11,036
Diamondback Energy, Inc.(d)	5,491	566,232
Dorian LPG Ltd.*(d)	818	4,483
Earthstone Energy, Inc., Class A*(d)	567	3,419
Eclipse Resources Corp.*(d)	2,623	3,016
Energy Fuels, Inc.*(d)	2,567	7,342
EOG Resources, Inc.(d)	20,594	2,042,925
EP Energy Corp., Class A*(d)	1,278	881
EQT Corp.(d)	9,178	178,696
Equitrans Midstream Corp.*(d)	7,570	157,607
Evolution Petroleum Corp.(d)	757	5,655
Extraction Oil & Gas, Inc.*(d)	4,649	18,317
Exxon Mobil Corp.(d)	150,837	11,053,335
Frontline Ltd.*(d)	2,376	12,236
GasLog Ltd.(d)	1,582	28,365
Golar LNG Ltd.(d)	3,360	74,827
Goodrich Petroleum Corp.*(d)	269	3,680
Green Plains, Inc.(d)	1,178	16,739
Gulfport Energy Corp.*(d)	6,237	52,328
Halcon Resources Corp.*(d)	4,028	6,606
Hallador Energy Co.(d)	513	2,906
Hess Corp.(d)	9,175	495,450
HighPoint Resources Corp.*(d)	3,238	9,066
HollyFrontier Corp.(d)	5,634	317,420
International Seaways, Inc.*(d)	642	11,633
Isramco, Inc.*(d)	22	2,449
Jagged Peak Energy, Inc.*(d)	1,925	20,270
Kinder Morgan, Inc.(d)	68,228	1,234,927
Kosmos Energy Ltd.*(d)	8,815	45,221
Laredo Petroleum, Inc.*(d)	4,702	17,868
Lilis Energy, Inc.*(d)	1,220	2,647
Marathon Oil Corp.(d)	29,783	470,274
Marathon Petroleum Corp.(d)	23,533	1,559,297
Matador Resources Co.*(d)	3,806	74,217
Midstates Petroleum Co., Inc.*(d)	454	4,395
Murphy Oil Corp.(d)	5,839	159,697
NACCO Industries, Inc., Class A(d)	114	3,885
Newfield Exploration Co.*(d)	7,113	130,026
NextDecade Corp.*(d)	248	905
Noble Energy, Inc.(d)	17,200	384,248
Nordic American Tankers Ltd.(d)	4,095	8,395
Northern Oil and Gas, Inc.*(d)	7,979	20,187
Oasis Petroleum, Inc.*(d)	9,686	58,310
Occidental Petroleum Corp.(d)	27,060	1,807,067
ONEOK, Inc.(d)	14,765	948,061
Overseas Shipholding Group, Inc., Class A*(d)	1,718	3,110
Panhandle Oil and Gas, Inc., Class A(d)	467	7,472
Par Pacific Holdings, Inc.*(d)	939	15,268
Parsley Energy, Inc., Class A*(d)	9,365	174,002
PBF Energy, Inc., Class A(d)	4,108	150,435
PDC Energy, Inc.*(d)	2,425	78,982
Peabody Energy Corp.(d)	2,755	98,353
Penn Virginia Corp.*(d)	478	25,076
Phillips 66(d)	14,701	1,402,622
Pioneer Natural Resources Co.(d)	6,060	862,459
QEP Resources, Inc.*(d)	8,642	71,469
Range Resources Corp.(d)	7,757	85,560
Renewable Energy Group, Inc.*(d)	1,361	39,333
Resolute Energy Corp.*(d)	864	28,279
REX American Resources Corp.*(d)	169	12,325
Ring Energy, Inc.*(d)	1,709	10,049
Rosehill Resources, Inc.*(d)	67	233
Sanchez Energy Corp.*(d)	2,397	628
SandRidge Energy, Inc.*(d)	934	7,743
Scorpio Tankers, Inc.(d)	1,792	33,564
SemGroup Corp., Class A(d)	3,051	48,877
Ship Finance International Ltd.(d)	3,076	37,404
SilverBow Resources, Inc.*(d)	213	5,178
SM Energy Co.(d)	4,096	80,364
Southwestern Energy Co.*(d)	21,336	93,238
SRC Energy, Inc.*(d)	8,837	43,478
Talos Energy, Inc.*(d)	625	11,937
Targa Resources Corp.(d)	8,087	347,822
Teekay Corp.(d)	2,032	7,132
Teekay Tankers Ltd., Class A(d)	5,700	5,700
Tellurian, Inc.*(d)	3,352	33,520
Ultra Petroleum Corp.*(d)	4,669	3,362
Uranium Energy Corp.*(d)	5,130	6,669
Valero Energy Corp.(d)	14,624	1,284,280
W&T Offshore, Inc.*(d)	3,944	19,878
Whiting Petroleum Corp.*(d)	3,226	92,360
WildHorse Resource Development Corp.*(d)	821	13,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)(d)	43,207	$1,163,564
World Fuel Services Corp.(d)	2,397	59,661
WPX Energy, Inc.*(d)	14,194	174,018
Zion Oil & Gas, Inc.*(d)	1,716	835

		43,838,432

Paper & Forest Products 0.0%†
Boise Cascade Co.(d)	1,429	39,255
Clearwater Paper Corp.*(d)	698	23,537
Domtar Corp.(d)	2,215	103,883
Louisiana-Pacific Corp.(d)	5,176	126,191
Neenah, Inc.(d)	603	42,011
PH Glatfelter Co.(d)	1,307	16,703
Schweitzer-Mauduit International, Inc.(d)	1,181	37,863
Verso Corp., Class A*(d)	1,320	32,564

		422,007

Personal Products 0.1%
Coty, Inc., Class A(d)	15,675	121,638
Edgewell Personal Care Co.*(d)	1,920	75,744
elf Beauty, Inc.*(d)	651	5,468
Estee Lauder Cos., Inc. (The), Class A(d)	7,540	1,028,607
Herbalife Nutrition Ltd.*(d)	3,780	225,666
Inter Parfums, Inc.(d)	638	42,402
Medifast, Inc.(d)	411	52,296
Natural Health Trends Corp.(d)	225	3,688
Nature’s Sunshine Products, Inc.*(d)	261	2,088
Nu Skin Enterprises, Inc., Class A(d)	1,899	124,669
Revlon, Inc., Class A*(d)	237	6,209
USANA Health Sciences, Inc.*(d)	439	51,407

		1,739,882

Pharmaceuticals 2.7%
Aclaris Therapeutics, Inc.*(d)	1,050	7,319
Aerie Pharmaceuticals, Inc.*(d)	1,303	61,267
Akcea Therapeutics, Inc.*(d)	392	10,419
Akorn, Inc.*(d)	4,419	16,615
Allergan plc(d)	12,032	1,732,367
Amneal Pharmaceuticals, Inc.*(d)	2,997	36,803
Amphastar Pharmaceuticals, Inc.*(d)	1,373	31,249
Ampio Pharmaceuticals, Inc.*(d)	2,867	1,434
ANI Pharmaceuticals, Inc.*(d)	236	12,683
Aquestive Therapeutics, Inc.*(d)	175	1,073
Aratana Therapeutics, Inc.*(d)	1,347	5,967
Arvinas, Inc.*(d)	230	4,004
Assembly Biosciences, Inc.*(d)	842	19,181
Assertio Therapeutics, Inc.*(d)	1,722	7,680
Bristol-Myers Squibb Co.(d)	57,912	2,859,115
Catalent, Inc.*(d)	5,058	186,792
Clearside Biomedical, Inc.*(d)	837	988
Collegium Pharmaceutical, Inc.*(d)	873	13,977
Corcept Therapeutics, Inc.*(d)	3,480	38,906
Cymabay Therapeutics, Inc.*(d)	2,389	20,784
Dermira, Inc.*(d)	1,042	6,877
Dova Pharmaceuticals, Inc.*(d)	350	2,688
Durect Corp.*(d)	4,652	2,815
Elanco Animal Health, Inc.*(d)	2,631	76,773
Eli Lilly & Co.(d)	32,968	3,951,544
Eloxx Pharmaceuticals, Inc.*(d)	651	7,851
Endo International plc*(d)	7,695	75,026
Evolus, Inc.*(d)	270	4,415
Horizon Pharma plc*(d)	5,792	124,470
Innovate Biopharmaceuticals, Inc.*(d)	595	1,398
Innoviva, Inc.*(d)	2,725	46,598
Intersect ENT, Inc.*(d)	1,094	32,459
Intra-Cellular Therapies, Inc.*(d)	1,761	21,202
Jazz Pharmaceuticals plc*(d)	2,061	259,459
Johnson & Johnson(d)	94,430	12,566,744
Kala Pharmaceuticals, Inc.*(d)	460	2,544
Lannett Co., Inc.*(d)	880	6,565
Liquidia Technologies, Inc.*(d)	147	2,115
Mallinckrodt plc*(d)	2,880	62,957
Marinus Pharmaceuticals, Inc.*(d)	1,062	3,526
Medicines Co. (The)*(d)	2,437	56,319
Melinta Therapeutics, Inc.*(d)	1,055	891
Menlo Therapeutics, Inc.*(d)	290	1,552
Merck & Co., Inc.(d)	91,507	6,810,866
Mylan NV*(d)	18,465	553,027
MyoKardia, Inc.*(d)	1,196	49,490
Nektar Therapeutics*(d)	5,496	232,701
Neos Therapeutics, Inc.*(d)	1,421	3,041
Ocular Therapeutix, Inc.*(d)	983	3,716
Odonate Therapeutics, Inc.*(d)	198	3,281
Omeros Corp.*(d)	1,763	24,047
Optinose, Inc.*(d)	551	3,548
Osmotica Pharmaceuticals plc*(d)	328	2,572
Pacira Pharmaceuticals, Inc.*(d)	1,433	58,294
Paratek Pharmaceuticals, Inc.*(d)	924	6,232
Perrigo Co. plc(d)	4,485	208,328
Pfizer, Inc.(d)	204,113	8,664,597
Phibro Animal Health Corp., Class A(d)	807	25,195
Prestige Consumer Healthcare, Inc.*(d)	1,849	51,624
Reata Pharmaceuticals, Inc., Class A*(d)	661	52,728
resTORbio, Inc.*(d)	220	1,954
Revance Therapeutics, Inc.*(d)	1,310	22,624
scPharmaceuticals, Inc.*(d)	197	768
Sienna Biopharmaceuticals, Inc.*(d)	408	1,093
SIGA Technologies, Inc.*(d)	1,471	9,973
Supernus Pharmaceuticals, Inc.*(d)	1,698	64,745
Teligent, Inc.*(d)	1,233	2,096
Tetraphase Pharmaceuticals, Inc.*(d)	1,486	1,828
TherapeuticsMD, Inc.*(d)	6,984	36,666
Theravance Biopharma, Inc.*(d)	1,511	39,362
Tricida, Inc.*(d)	331	7,262
Verrica Pharmaceuticals, Inc.*(d)	177	2,119
WaVe Life Sciences Ltd.*(d)	651	24,250
Xeris Pharmaceuticals, Inc.*(d)	207	2,873
Zoetis, Inc.(d)	17,193	1,481,349
Zogenix, Inc.*(d)	1,458	63,788
Zomedica Pharmaceuticals Corp.*(d)	1,333	1,066

		40,902,514

Professional Services 0.3%
Acacia Research Corp.*(d)	1,448	4,402
ASGN, Inc.*(d)	1,788	112,626
Barrett Business Services, Inc.(d)	213	13,344
BG Staffing, Inc.(d)	239	6,159
CBIZ, Inc.*(d)	1,943	38,083
CoStar Group, Inc.*(d)	1,247	487,253
CRA International, Inc.(d)	235	9,809
Dun & Bradstreet Corp. (The)(d)	1,311	189,754
Equifax, Inc.(d)	4,252	455,049
Exponent, Inc.(d)	1,871	93,475
Forrester Research, Inc.(d)	305	13,698
Franklin Covey Co.*(d)	293	7,137
FTI Consulting, Inc.*(d)	1,336	91,275
GP Strategies Corp.*(d)	361	5,429
Heidrick & Struggles International, Inc.(d)	554	18,310
Huron Consulting Group, Inc.*(d)	799	38,632
ICF International, Inc.(d)	665	43,837
IHS Markit Ltd.*(d)	13,686	710,577
InnerWorkings, Inc.*(d)	1,273	5,843
Insperity, Inc.(d)	1,335	142,418
Kelly Services, Inc., Class A(d)	931	20,854
Kforce, Inc.(d)	915	30,021
Korn Ferry(d)	2,017	91,975
ManpowerGroup, Inc.(d)	2,159	170,626
Mistras Group, Inc.*(d)	515	7,576
Navigant Consulting, Inc.(d)	1,543	39,995
Nielsen Holdings plc(d)	12,760	327,677
Resources Connection, Inc.(d)	889	14,855
Robert Half International, Inc.(d)	4,216	271,637
TransUnion(d)	6,530	397,155
TriNet Group, Inc.*(d)	1,536	70,134
TrueBlue, Inc.*(d)	1,482	36,146
Upwork, Inc.*(d)	368	7,106
Verisk Analytics, Inc.*(d)	5,767	677,103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Professional Services (continued)
WageWorks, Inc.*(d)	1,417	$44,706
Willdan Group, Inc.*(d)	289	9,725

		4,704,401

Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA*(d)	289	6,843
American Realty Investors, Inc.*(d)	61	798
CBRE Group, Inc., Class A*(d)	11,369	520,132
Consolidated-Tomoka Land Co.(d)	114	6,962
Cushman & Wakefield plc*(d)	1,736	29,929
Forestar Group, Inc.*(d)	312	4,995
FRP Holdings, Inc.*(d)	211	10,702
Griffin Industrial Realty, Inc.(d)	24	807
HFF, Inc., Class A(d)	1,326	54,923
Howard Hughes Corp. (The)*(d)	1,370	152,125
Jones Lang LaSalle, Inc.(d)	1,601	229,599
Kennedy-Wilson Holdings, Inc.(d)	4,510	90,155
Marcus & Millichap, Inc.*(d)	776	30,730
Maui Land & Pineapple Co., Inc.*(d)	198	2,364
Newmark Group, Inc., Class A(d)	5,222	54,570
RE/MAX Holdings, Inc., Class A(d)	698	29,120
Realogy Holdings Corp.(d)	4,265	75,704
Redfin Corp.*(d)	2,800	50,092
RMR Group, Inc. (The), Class A(d)	212	13,994
St Joe Co. (The)*(d)	1,035	16,105
Stratus Properties, Inc.*(d)	174	4,124
Tejon Ranch Co.*(d)	626	11,781
Transcontinental Realty Investors, Inc.*(d)	48	1,610
Trinity Place Holdings, Inc.*(d)	539	2,237

		1,400,401

Road & Rail 0.6%
AMERCO(d)	246	89,214
ArcBest Corp.(d)	1,017	38,260
Avis Budget Group, Inc.*(d)	2,391	63,696
Covenant Transportation Group, Inc., Class A*(d)	379	8,937
CSX Corp.(d)	28,882	1,897,547
Daseke, Inc.*(d)	1,174	4,896
Genesee & Wyoming, Inc., Class A*(d)	2,120	166,462
Heartland Express, Inc.(d)	1,805	36,118
Hertz Global Holdings, Inc.*(d)	2,071	34,358
JB Hunt Transport Services, Inc.(d)	3,142	336,320
Kansas City Southern(d)	3,732	394,659
Knight-Swift Transportation Holdings, Inc.(d)	4,677	148,495
Landstar System, Inc.(d)	1,496	151,964
Marten Transport Ltd.(d)	1,187	22,968
Norfolk Southern Corp.(d)	9,778	1,640,162
Old Dominion Freight Line, Inc.(d)	2,372	322,426
PAM Transportation Services, Inc.*(d)	66	3,244
Ryder System, Inc.(d)	1,852	107,249
Saia, Inc.*(d)	951	57,031
Schneider National, Inc., Class B(d)	1,818	38,614
Union Pacific Corp.(d)	26,779	4,259,736
Universal Logistics Holdings, Inc.(d)	244	4,973
US Xpress Enterprises, Inc., Class A*(d)	622	4,590
USA Truck, Inc.*(d)	244	4,358
Werner Enterprises, Inc.(d)	1,762	58,005
YRC Worldwide, Inc.*(d)	978	6,103

		9,900,385

Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A*(d)	250	2,327
Adesto Technologies Corp.*(d)	733	3,614
Advanced Energy Industries, Inc.*(d)	1,388	71,191
Advanced Micro Devices, Inc.*(d)	31,534	769,745
Alpha & Omega Semiconductor Ltd.*(d)	588	7,003
Ambarella, Inc.*(d)	1,127	42,826
Amkor Technology, Inc.*(d)	3,962	31,696
Analog Devices, Inc.(d)	13,296	1,314,443
Applied Materials, Inc.(d)	35,102	1,371,786
Aquantia Corp.*(d)	644	5,674
Axcelis Technologies, Inc.*(d)	952	19,830
AXT, Inc.*(d)	1,092	4,488
Broadcom, Inc.(d)	14,778	3,964,198
Brooks Automation, Inc.(d)	2,449	76,237
Cabot Microelectronics Corp.(d)	1,006	102,501
CEVA, Inc.*(d)	655	18,628
Cirrus Logic, Inc.*(d)	2,167	80,504
Cohu, Inc.(d)	1,581	27,731
Cree, Inc.*(d)	3,364	169,647
Cypress Semiconductor Corp.(d)	12,754	176,898
Diodes, Inc.*(d)	1,429	48,057
Entegris, Inc.(d)	5,054	167,035
First Solar, Inc.*(d)	2,853	144,333
FormFactor, Inc.*(d)	2,642	39,683
Ichor Holdings Ltd.*(d)	659	13,556
Impinj, Inc.*(d)	463	7,093
Inphi Corp.*(d)	1,526	60,185
Integrated Device Technology, Inc.*(d)	4,665	227,885
Intel Corp.(d)	166,636	7,851,888
KLA-Tencor Corp.(d)	5,317	566,633
Kopin Corp.*(d)	1,642	2,266
Lam Research Corp.(d)	5,509	934,216
Lattice Semiconductor Corp.*(d)	4,558	35,552
MACOM Technology Solutions Holdings, Inc.*(d)	1,744	31,444
Marvell Technology Group Ltd.(d)	19,330	358,185
Maxim Integrated Products, Inc.(d)	9,969	541,018
MaxLinear, Inc.*(d)	2,261	44,361
Microchip Technology, Inc.(d)	8,087	649,952
Micron Technology, Inc.*(d)	40,018	1,529,488
MKS Instruments, Inc.(d)	1,885	153,873
Monolithic Power Systems, Inc.(d)	1,431	181,107
Nanometrics, Inc.*(d)	680	20,801
NeoPhotonics Corp.*(d)	1,011	7,299
NVE Corp.(d)	142	13,531
NVIDIA Corp.(d)	20,005	2,875,719
NXP Semiconductors NV(d)	12,347	1,074,559
ON Semiconductor Corp.*(d)	14,689	294,368
PDF Solutions, Inc.*(d)	823	8,650
Photronics, Inc.*(d)	1,998	21,359
Power Integrations, Inc.(d)	1,043	68,838
Qorvo, Inc.*(d)	4,409	288,172
QUALCOMM, Inc.(d)	43,555	2,156,844
Rambus, Inc.*(d)	4,265	38,470
Rudolph Technologies, Inc.*(d)	1,218	26,455
Semtech Corp.*(d)	2,264	109,940
Silicon Laboratories, Inc.*(d)	1,541	117,887
Skyworks Solutions, Inc.(d)	6,325	461,978
SMART Global Holdings, Inc.*(d)	297	7,369
SunPower Corp.*(d)	2,814	16,349
Synaptics, Inc.*(d)	1,237	49,233
Teradyne, Inc.(d)	6,354	228,680
Texas Instruments, Inc.(d)	34,549	3,478,393
Ultra Clean Holdings, Inc.*(d)	1,130	13,402
Universal Display Corp.(d)	1,565	162,494
Veeco Instruments, Inc.*(d)	2,126	20,856
Versum Materials, Inc.(d)	3,906	143,624
Xilinx, Inc.(d)	9,105	1,019,214
Xperi Corp.(d)	1,831	39,238

		34,612,499

Software 4.0%
2U, Inc.*(d)	1,944	110,516
8x8, Inc.*(d)	3,403	59,927
A10 Networks, Inc.*(d)	1,558	10,579
ACI Worldwide, Inc.*(d)	3,984	117,767
Adobe, Inc.*(d)	17,219	4,267,213
Agilysys, Inc.*(d)	468	8,284
Alarm.com Holdings, Inc.*(d)	1,087	68,405
Altair Engineering, Inc., Class A*(d)	977	31,635
Alteryx, Inc., Class A*(d)	1,082	76,984
Amber Road, Inc.*(d)	698	6,080
American Software, Inc., Class A(d)	856	9,467
Anaplan, Inc.*(d)	749	23,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Software (continued)
ANSYS, Inc.*(d)	2,927	$481,052
Appfolio, Inc., Class A*(d)	566	35,833
Aspen Technology, Inc.*(d)	2,525	243,991
Asure Software, Inc.*(d)	380	2,018
Atlassian Corp. plc, Class A*(d)	3,404	334,954
Autodesk, Inc.*(d)	7,752	1,141,094
Avalara, Inc.*(d)	260	10,366
Avaya Holdings Corp.*(d)	3,701	62,584
Benefitfocus, Inc.*(d)	791	44,256
Blackbaud, Inc.(d)	1,686	120,718
Blackline, Inc.*(d)	1,262	60,046
Bottomline Technologies DE, Inc.*(d)	1,470	75,925
Box, Inc., Class A*(d)	4,323	90,437
Cadence Design Systems, Inc.*(d)	9,734	467,524
Carbon Black, Inc.*(d)	1,133	17,550
CDK Global, Inc.(d)	4,543	222,198
Ceridian HCM Holding, Inc.*(d)	1,233	50,812
ChannelAdvisor Corp.*(d)	765	8,224
Cision Ltd.*(d)	2,512	31,149
Citrix Systems, Inc.(d)	4,821	494,345
Cloudera, Inc.*(d)	6,986	94,311
CommVault Systems, Inc.*(d)	1,417	93,621
Cornerstone OnDemand, Inc.*(d)	1,903	109,118
Coupa Software, Inc.*(d)	1,816	157,919
Digimarc Corp.*(d)	330	6,432
DocuSign, Inc.*(d)	2,566	126,889
Domo, Inc., Class B*(d)	230	6,210
Ebix, Inc.(d)	875	49,980
eGain Corp.*(d)	525	3,759
Elastic NV*(d)	235	19,975
Ellie Mae, Inc.*(d)	1,213	91,945
Envestnet, Inc.*(d)	1,567	85,010
Everbridge, Inc.*(d)	958	59,262
Fair Isaac Corp.*(d)	1,018	229,254
FireEye, Inc.*(d)	6,829	120,737
Five9, Inc.*(d)	1,957	100,061
ForeScout Technologies, Inc.*(d)	1,121	34,190
Fortinet, Inc.*(d)	4,850	371,364
Fusion Connect, Inc.*(d)	642	1,284
Guidewire Software, Inc.*(d)	2,830	245,304
HubSpot, Inc.*(d)	1,270	201,054
Instructure, Inc.*(d)	1,092	43,167
Intuit, Inc.(d)	8,625	1,861,448
j2 Global, Inc.(d)	1,633	122,736
LivePerson, Inc.*(d)	2,089	49,029
LogMeIn, Inc.(d)	1,779	165,483
Majesco*(d)	174	1,479
Manhattan Associates, Inc.*(d)	2,304	112,366
Microsoft Corp.(d)	273,971	28,610,792
MicroStrategy, Inc., Class A*(d)	343	43,523
MINDBODY, Inc., Class A*(d)	1,580	57,607
Mitek Systems, Inc.*(d)	979	10,798
MobileIron, Inc.*(d)	2,172	10,534
Model N, Inc.*(d)	762	11,057
Monotype Imaging Holdings, Inc.(d)	1,621	26,909
New Relic, Inc.*(d)	1,531	155,626
Nuance Communications, Inc.*(d)	9,973	158,272
Nutanix, Inc., Class A*(d)	4,826	247,236
OneSpan, Inc.*(d)	921	13,437
Oracle Corp.(d)	90,898	4,565,807
Park City Group, Inc.*(d)	398	3,447
Paycom Software, Inc.*(d)	1,723	255,418
Paylocity Holding Corp.*(d)	1,008	71,598
Pegasystems, Inc.(d)	1,332	74,978
Pluralsight, Inc., Class A*(d)	913	27,372
Progress Software Corp.(d)	1,574	57,026
Proofpoint, Inc.*(d)	1,784	181,736
PROS Holdings, Inc.*(d)	1,152	39,859
PTC, Inc.*(d)	4,207	356,712
Q2 Holdings, Inc.*(d)	1,329	78,982
QAD, Inc., Class A(d)	309	13,027
Qualys, Inc.*(d)	1,166	100,894
Rapid7, Inc.*(d)	1,300	52,234
RealPage, Inc.*(d)	2,509	139,927
Red Hat, Inc.*(d)	6,294	1,119,325
Rimini Street, Inc.*(d)	306	1,622
RingCentral, Inc., Class A*(d)	2,347	216,957
SailPoint Technologies Holding, Inc.*(d)	2,335	66,664
salesforce.com, Inc.*(d)	25,193	3,828,580
SecureWorks Corp., Class A*(d)	248	5,684
SendGrid, Inc.*(d)	970	52,458
ServiceNow, Inc.*(d)	5,758	1,266,875
ShotSpotter, Inc.*(d)	218	10,499
SolarWinds Corp.*(d)	747	13,110
Splunk, Inc.*(d)	5,157	643,800
SPS Commerce, Inc.*(d)	606	53,728
SS&C Technologies Holdings, Inc.(d)	7,207	371,088
SVMK, Inc.*(d)	514	6,687
Symantec Corp.(d)	22,692	476,986
Synopsys, Inc.*(d)	5,266	491,581
Tableau Software, Inc., Class A*(d)	2,584	330,339
Telaria, Inc.*(d)	1,307	4,169
Telenav, Inc.*(d)	916	4,058
Tenable Holdings, Inc.*(d)	364	10,076
Teradata Corp.*(d)	4,207	186,707
TiVo Corp.(d)	4,471	49,762
Trade Desk, Inc. (The), Class A*(d)	1,134	161,799
Tyler Technologies, Inc.*(d)	1,372	259,569
Ultimate Software Group, Inc. (The)*(d)	1,084	296,008
Upland Software, Inc.*(d)	447	13,964
Varonis Systems, Inc.*(d)	1,014	59,907
Verint Systems, Inc.*(d)	2,320	112,218
Veritone, Inc.*(d)	260	1,386
VirnetX Holding Corp.*(d)	1,603	8,175
VMware, Inc., Class A(d)	2,483	375,107
Workday, Inc., Class A*(d)	4,968	901,841
Workiva, Inc.*(d)	1,007	42,193
Yext, Inc.*(d)	2,899	45,195
Zendesk, Inc.*(d)	3,607	243,581
Zix Corp.*(d)	2,539	18,078
Zscaler, Inc.*(d)	2,009	97,175

		60,560,590

Specialty Retail 1.4%
Aaron’s, Inc.(d)	2,429	121,596
Abercrombie & Fitch Co., Class A(d)	2,377	51,510
Advance Auto Parts, Inc.(d)	2,462	391,950
American Eagle Outfitters, Inc.(d)	5,744	121,313
America’s Car-Mart, Inc.*(d)	174	12,173
Asbury Automotive Group, Inc.*(d)	707	49,950
Ascena Retail Group, Inc.*(d)	5,278	12,931
At Home Group, Inc.*(d)	1,674	36,895
AutoNation, Inc.*(d)	1,966	76,183
AutoZone, Inc.*(d)	912	772,774
Barnes & Noble Education, Inc.*(d)	1,164	6,658
Barnes & Noble, Inc.(d)	2,491	15,021
Bed Bath & Beyond, Inc.(d)	4,804	72,492
Best Buy Co., Inc.(d)	8,382	496,550
Big 5 Sporting Goods Corp.(d)	593	2,040
Boot Barn Holdings, Inc.*(d)	1,137	26,640
Buckle, Inc. (The)(d)	1,163	20,201
Burlington Stores, Inc.*(d)	2,347	403,003
Caleres, Inc.(d)	1,496	44,641
Camping World Holdings, Inc., Class A(d)	1,368	19,398
CarMax, Inc.*(d)	6,226	365,964
Carvana Co.*(d)	1,154	42,871
Cato Corp. (The), Class A(d)	1,051	15,607
Chico’s FAS, Inc.(d)	4,794	27,805
Children’s Place, Inc. (The)(d)	567	54,863
Citi Trends, Inc.(d)	364	7,458
Conn’s, Inc.*(d)	852	17,841
Container Store Group, Inc. (The)*(d)	466	3,337
Dick’s Sporting Goods, Inc.(d)	2,606	92,018
DSW, Inc., Class A(d)	2,455	66,899
Express, Inc.*(d)	3,210	17,013
Five Below, Inc.*(d)	1,888	233,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A*(d)	1,695	$58,122
Foot Locker, Inc.(d)	4,089	228,534
Francesca’s Holdings Corp.*(d)	949	838
GameStop Corp., Class A(d)	3,563	40,404
Gap, Inc. (The)(d)	7,610	193,598
Genesco, Inc.*(d)	767	34,653
GNC Holdings, Inc., Class A*(d)	2,367	7,219
Group 1 Automotive, Inc.(d)	692	42,233
Guess?, Inc.(d)	2,069	40,366
Haverty Furniture Cos., Inc.(d)	555	11,305
Hibbett Sports, Inc.*(d)	916	14,968
Home Depot, Inc. (The)(d)	40,757	7,480,132
Hudson Ltd., Class A*(d)	1,585	20,415
J. Jill, Inc.*(d)	503	2,993
Kirkland’s, Inc.*(d)	460	4,701
L Brands, Inc.(d)	8,021	223,305
Lithia Motors, Inc., Class A(d)	797	70,893
Lowe’s Cos., Inc.(d)	28,834	2,772,678
Lumber Liquidators Holdings, Inc.*(d)	841	10,109
MarineMax, Inc.*(d)	912	16,215
Michaels Cos., Inc. (The)*(d)	3,502	48,538
Monro, Inc.(d)	1,140	81,692
Murphy USA, Inc.*(d)	1,141	83,921
National Vision Holdings, Inc.*(d)	2,213	70,285
Office Depot, Inc.(d)	19,583	57,770
O’Reilly Automotive, Inc.*(d)	2,815	970,218
Party City Holdco, Inc.*(d)	2,188	24,156
Penske Automotive Group, Inc.(d)	1,284	60,194
Pier 1 Imports, Inc.*(d)	2,601	2,122
Rent-A-Center, Inc.*(d)	1,664	29,120
RH*(d)	701	95,245
Ross Stores, Inc.(d)	13,042	1,201,429
RTW RetailWinds, Inc.*(d)	862	2,672
Sally Beauty Holdings, Inc.*(d)	4,212	72,531
Shoe Carnival, Inc.(d)	320	11,802
Signet Jewelers Ltd.(d)	1,899	46,260
Sleep Number Corp.*(d)	1,173	42,228
Sonic Automotive, Inc., Class A(d)	713	10,909
Sportsman’s Warehouse Holdings, Inc.*(d)	1,093	5,618
Tailored Brands, Inc.(d)	1,956	24,704
Tiffany & Co.(d)	4,321	383,402
Tile Shop Holdings, Inc.(d)	1,182	8,971
Tilly’s, Inc., Class A(d)	611	7,399
TJX Cos., Inc. (The)(d)	44,020	2,189,115
Tractor Supply Co.(d)	4,438	379,005
Ulta Beauty, Inc.*(d)	1,995	582,380
Urban Outfitters, Inc.*(d)	2,648	85,530
Williams-Sonoma, Inc.(d)	2,789	151,805
Winmark Corp.(d)	74	11,407
Zumiez, Inc.*(d)	556	14,128

		21,727,434

Technology Hardware, Storage & Peripherals 2.1%
3D Systems Corp.*(d)	3,796	48,437
Apple, Inc.(d)	167,161	27,822,277
Avid Technology, Inc.*(d)	790	3,760
Cray, Inc.*(d)	1,480	32,471
Dell Technologies, Inc., Class C*(d)	5,215	253,402
Diebold Nixdorf, Inc.(d)	2,242	9,528
Eastman Kodak Co.*(d)	511	1,487
Electronics For Imaging, Inc.*(d)	1,539	40,645
Hewlett Packard Enterprise Co.(d)	52,549	819,239
HP, Inc.(d)	56,574	1,246,325
Immersion Corp.*(d)	1,361	12,916
NCR Corp.*(d)	4,221	112,912
NetApp, Inc.(d)	9,246	589,617
Pure Storage, Inc., Class A*(d)	5,801	103,896
Stratasys Ltd.*(d)	1,815	46,337
USA Technologies, Inc.*(d)	1,705	10,077
Western Digital Corp.(d)	10,214	459,528
Xerox Corp.(d)	7,443	209,967

		31,822,821

Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*(d)	5,137	218,220
Carter’s, Inc.(d)	1,636	135,624
Columbia Sportswear Co.(d)	1,080	96,325
Crocs, Inc.*(d)	2,339	67,176
Culp, Inc.(d)	331	6,322
Deckers Outdoor Corp.*(d)	1,033	132,689
Fossil Group, Inc.*(d)	1,770	30,019
G-III Apparel Group Ltd.*(d)	1,556	54,258
Hanesbrands, Inc.(d)	12,900	193,371
Lululemon Athletica, Inc.*(d)	3,415	504,771
Movado Group, Inc.(d)	478	15,272
NIKE, Inc., Class B(d)	44,706	3,660,527
Oxford Industries, Inc.(d)	623	47,709
PVH Corp.(d)	2,749	299,943
Ralph Lauren Corp.(d)	1,948	226,241
Rocky Brands, Inc.(d)	208	5,577
Skechers U.S.A., Inc., Class A*(d)	4,854	131,883
Steven Madden Ltd.(d)	3,127	102,097
Superior Group of Cos., Inc.(d)	274	4,869
Tapestry, Inc.(d)	10,139	392,481
Under Armour, Inc., Class A*(d)	13,513	267,996
Unifi, Inc.*(d)	462	9,882
Vera Bradley, Inc.*(d)	686	6,140
VF Corp.(d)	11,654	980,917
Wolverine World Wide, Inc.(d)	3,306	113,429

		7,703,738

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*(d)	2,153	65,365
Bank7 Corp.*(d)	104	1,621
BankFinancial Corp.(d)	411	6,165
Beneficial Bancorp, Inc.(d)	2,801	43,668
Bridgewater Bancshares, Inc.*(d)	707	7,883
BSB Bancorp, Inc.*(d)	260	8,388
Capitol Federal Financial, Inc.(d)	4,855	62,484
Columbia Financial, Inc.*(d)	2,037	30,168
Dime Community Bancshares, Inc.(d)	943	18,596
Entegra Financial Corp.*(d)	199	4,649
ESSA Bancorp, Inc.(d)	286	4,307
Essent Group Ltd.*(d)	3,351	133,202
Federal Agricultural Mortgage Corp., Class C(d)	356	25,187
First Defiance Financial Corp.(d)	604	17,021
Flagstar Bancorp, Inc.*(d)	1,125	34,706
FS Bancorp, Inc.(d)	113	5,486
Greene County Bancorp, Inc.(d)	92	2,803
Hingham Institution for Savings(d)	40	7,396
Home Bancorp, Inc.(d)	237	8,380
HomeStreet, Inc.*(d)	753	18,426
Impac Mortgage Holdings, Inc.*(d)	317	1,113
Kearny Financial Corp.(d)	3,691	47,392
LendingTree, Inc.*(d)	279	82,679
Luther Burbank Corp.(d)	625	5,906
Malvern Bancorp, Inc.*(d)	234	4,895
Merchants Bancorp(d)	521	10,196
Meridian Bancorp, Inc.(d)	2,055	32,541
Meta Financial Group, Inc.(d)	861	20,277
MGIC Investment Corp.*(d)	13,269	165,597
Mr. Cooper Group, Inc.*(d)	2,797	43,046
New York Community Bancorp, Inc.(d)	16,839	195,669
NMI Holdings, Inc., Class A*(d)	2,245	49,390
Northfield Bancorp, Inc.(d)	1,295	18,531
Northwest Bancshares, Inc.(d)	3,697	65,215
OceanFirst Financial Corp.(d)	1,856	44,563
Oconee Federal Financial Corp.(d)	54	1,412
Ocwen Financial Corp.*(d)	3,571	5,999
OP Bancorp*(d)	375	3,413
Oritani Financial Corp.(d)	1,211	20,417
PCSB Financial Corp.(d)	497	10,094
PDL Community Bancorp*(d)	264	3,414
PennyMac Financial Services, Inc.(d)	597	12,346
Provident Bancorp, Inc.*(d)	133	3,007
Provident Financial Services, Inc.(d)	2,296	56,734
Prudential Bancorp, Inc.(d)	265	4,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.(d)	7,632	$146,840
Riverview Bancorp, Inc.(d)	638	4,753
SI Financial Group, Inc.(d)	343	4,418
Southern Missouri Bancorp, Inc.(d)	212	7,465
Sterling Bancorp, Inc.(d)	675	5,805
Territorial Bancorp, Inc.(d)	232	6,399
TFS Financial Corp.(d)	1,961	31,984
Timberland Bancorp, Inc.(d)	194	5,455
TrustCo Bank Corp.(d)	4,311	33,453
United Community Financial Corp.(d)	1,460	13,841
United Financial Bancorp, Inc.(d)	2,026	30,005
Walker & Dunlop, Inc.(d)	992	47,685
Washington Federal, Inc.(d)	3,147	91,546
Waterstone Financial, Inc.(d)	802	12,591
Western New England Bancorp, Inc.(d)	790	7,308
WSFS Financial Corp.(d)	1,141	48,116

		1,912,245

Tobacco 0.5%
22nd Century Group, Inc.*(d)	3,556	7,965
Altria Group, Inc.(d)	66,743	3,293,767
Philip Morris International, Inc.(d)	53,994	4,142,420
Pyxus International, Inc.*(d)	225	3,652
Turning Point Brands, Inc.(d)	232	8,215
Universal Corp.(d)	886	51,122
Vector Group Ltd.(d)	3,773	41,503

		7,548,644

Trading Companies & Distributors 0.2%
Air Lease Corp.(d)	3,452	130,969
Aircastle Ltd.(d)	2,035	42,409
Applied Industrial Technologies, Inc.(d)	1,362	80,372
Beacon Roofing Supply, Inc.*(d)	2,402	87,265
BlueLinx Holdings, Inc.*(d)	253	7,375
BMC Stock Holdings, Inc.*(d)	2,438	41,836
CAI International, Inc.*(d)	750	18,615
DXP Enterprises, Inc.*(d)	461	15,171
EVI Industries, Inc.(d)	111	3,874
Fastenal Co.(d)	10,064	608,469
Foundation Building Materials, Inc.*(d)	442	4,040
GATX Corp.(d)	1,334	100,957
General Finance Corp.*(d)	322	3,111
GMS, Inc.*(d)	987	18,684
H&E Equipment Services, Inc.(d)	1,202	32,178
HD Supply Holdings, Inc.*(d)	6,458	270,849
Herc Holdings, Inc.*(d)	950	35,197
Kaman Corp.(d)	979	57,878
Lawson Products, Inc.*(d)	200	5,920
MRC Global, Inc.*(d)	3,117	48,688
MSC Industrial Direct Co., Inc., Class A(d)	1,579	131,831
Nexeo Solutions, Inc.*(d)	970	9,118
NOW, Inc.*(d)	3,946	53,389
Rush Enterprises, Inc., Class A(d)	1,282	49,125
SiteOne Landscape Supply, Inc.*(d)	1,458	77,711
Systemax, Inc.(d)	363	8,472
Textainer Group Holdings Ltd.*(d)	809	10,533
Titan Machinery, Inc.*(d)	565	10,588
Triton International Ltd.(d)	1,842	66,220
United Rentals, Inc.*(d)	2,961	370,895
Univar, Inc.*(d)	4,066	84,695
Veritiv Corp.*(d)	553	18,885
Watsco, Inc.(d)	1,106	163,113
WESCO International, Inc.*(d)	1,633	85,569
Willis Lease Finance Corp.*(d)	92	3,522
WW Grainger, Inc.(d)	1,621	478,827

		3,236,350

Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp.(d)	2,808	121,221

Water Utilities 0.1%
American States Water Co.(d)	1,302	88,171
American Water Works Co., Inc.(d)	6,407	612,958
Aqua America, Inc.(d)	6,393	224,075
AquaVenture Holdings Ltd.*(d)	323	6,793
Artesian Resources Corp., Class A(d)	237	8,387
Cadiz, Inc.*(d)	675	6,952
California Water Service Group(d)	1,702	84,283
Connecticut Water Service, Inc.(d)	460	31,206
Consolidated Water Co. Ltd.(d)	435	5,677
Global Water Resources, Inc.(d)	319	3,072
Middlesex Water Co.(d)	593	33,326
Pure Cycle Corp.*(d)	510	5,187
SJW Group(d)	624	37,409
York Water Co. (The)(d)	384	12,634

		1,160,130

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*(d)	1,497	36,108
Gogo, Inc.*(d)	1,709	7,058
NII Holdings, Inc.*(d)	3,787	18,367
Shenandoah Telecommunications Co.(d)	1,604	76,398
Spok Holdings, Inc.(d)	540	7,474
Sprint Corp.*(d)	22,883	142,790
Telephone & Data Systems, Inc.(d)	3,459	125,285
T-Mobile US, Inc.*(d)	10,866	756,491
United States Cellular Corp.*(d)	513	29,538

		1,199,509

Total Common Stocks (cost $938,098,545)		964,518,536

Corporate Bonds 13.1%

	Principal Amount	Value
Aerospace & Defense 0.4%
Northrop Grumman Corp., 2.08%, 10/15/2020	$2,500,000	2,470,745
United Technologies Corp., 1.90%, 5/4/2020	500,000	493,273
(ICE LIBOR USD 3 Month + 0.65%), 3.28%, 8/16/2021(e)	2,500,000	2,500,045

		5,464,063

Automobiles 0.2%
BMW US Capital LLC, 2.15%, 4/6/2020(a)	2,500,000	2,477,301

Banks 3.1%
ABN AMRO Bank NV, (ICE LIBOR USD 3 Month + 0.57%), 3.26%, 8/27/2021(a)(e)	2,000,000	1,995,476
Banco Santander Chile, 2.50%, 12/15/2020(a)	1,200,000	1,178,184
Banco Santander SA, (ICE LIBOR USD 3 Month + 1.09%), 3.77%, 2/23/2023(e)	2,400,000	2,361,328
Bank of America Corp., 2.63%, 10/19/2020	2,000,000	1,990,867
2.63%, 4/19/2021	3,000,000	2,978,304
3.30%, 1/11/2023	2,400,000	2,412,121
(ICE LIBOR USD 3 Month + 0.79%), 3.54%, 3/5/2024(e)	1,000,000	990,000
BNP Paribas SA, 2.38%, 5/21/2020	2,400,000	2,383,481
Citigroup, Inc., 2.70%, 3/30/2021	5,000,000	4,966,101
Credit Agricole SA, (ICE LIBOR USD 3 Month + 0.97%), 3.74%, 6/10/2020(a)(e)	1,200,000	1,208,525
HSBC Holdings plc, 3.60%, 5/25/2023	2,500,000	2,518,121
Intesa Sanpaolo SpA, 3.13%, 7/14/2022(a)	2,000,000	1,879,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
JPMorgan Chase & Co., (ICE LIBOR USD 3 Month + 1.00%), 4.02%, 12/5/2024(e)	$4,520,000	$4,631,354
Manufacturers & Traders Trust Co., 2.05%, 8/17/2020	2,500,000	2,463,856
MUFG Bank Ltd., 2.30%, 3/5/2020(a)	1,200,000	1,189,209
Nordea Bank Abp, 4.88%, 5/13/2021(a)	500,000	511,576
Royal Bank of Canada, 2.13%, 3/2/2020	2,000,000	1,986,473
(ICE LIBOR USD 3 Month + 0.66%), 3.45%, 10/5/2023(e)	2,400,000	2,373,618
Santander UK Group Holdings plc, 3.57%, 1/10/2023	500,000	489,640
Toronto-Dominion Bank (The), 3.25%, 6/11/2021	2,000,000	2,013,654
Wells Fargo & Co., Series N, 2.15%, 1/30/2020	2,000,000	1,986,361
Series N, (ICE LIBOR USD 3 Month + 0.68%), 3.43%, 1/30/2020(e)	1,500,000	1,507,620
(ICE LIBOR USD 3 Month + 1.23%), 3.97%, 10/31/2023(e)	1,000,000	1,010,513

		47,025,782

Beverages 0.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	2,000,000	1,991,787
Anheuser-Busch InBev Worldwide, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.54%, 1/12/2024(e)	1,500,000	1,462,401

		3,454,188

Biotechnology 0.5%
AbbVie, Inc., 2.90%, 11/6/2022	2,700,000	2,666,115
Amgen, Inc., 2.13%, 5/1/2020	1,000,000	991,803
Celgene Corp., 2.88%, 8/15/2020	2,000,000	1,996,277
2.25%, 8/15/2021	345,000	337,830
Gilead Sciences, Inc., 2.55%, 9/1/2020	1,000,000	994,334

		6,986,359

Capital Markets 0.7%
Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.87%), 3.51%, 8/17/2020(e)	1,000,000	1,011,671
Credit Suisse AG, 3.63%, 9/9/2024	2,830,000	2,840,952
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.36%), 4.13%, 4/23/2021(e)	4,950,000	5,018,062
Morgan Stanley, 5.50%, 1/26/2020	1,200,000	1,234,579

		10,105,264

Chemicals 0.1%
Equate Petrochemical BV, 3.00%, 3/3/2022(a)	1,300,000	1,269,164

Consumer Finance 0.4%
AerCap Ireland Capital DAC, 4.50%, 5/15/2021	1,500,000	1,517,759
American Express Co., (ICE LIBOR USD 3 Month + 0.60%), 3.20%, 11/5/2021(e)	2,500,000	2,505,035
General Motors Financial Co., Inc., 3.70%, 11/24/2020	1,500,000	1,500,377

		5,523,171

Diversified Financial Services 0.5%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	2,500,000	2,440,955
Shell International Finance BV, (ICE LIBOR USD 3 Month + 0.45%), 3.07%, 5/11/2020(e)	3,000,000	3,014,845
(ICE LIBOR USD 3 Month + 0.40%), 3.02%, 11/13/2023(e)	1,500,000	1,486,804

		6,942,604

Diversified Telecommunication Services 0.3%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.96%, 6/12/2024(e)	3,500,000	3,465,256
Verizon Communications, Inc., 1.75%, 8/15/2021	1,101,000	1,068,516

		4,533,772

Electric Utilities 0.5%
Duke Energy Corp., 3.55%, 9/15/2021	2,300,000	2,315,459
FirstEnergy Corp., Series A, 2.85%, 7/15/2022	2,855,000	2,783,557
Georgia Power Co., Series C, 2.00%, 9/8/2020	1,000,000	985,392
Perusahaan Listrik Negara PT, 5.45%, 5/21/2028(a)	1,200,000	1,258,338

		7,342,746

Energy Equipment & Services 0.0%†
Halliburton Co., 3.25%, 11/15/2021	767,000	769,037

Food & Staples Retailing 0.3%
Walmart, Inc., (ICE LIBOR USD 3 Month + 0.23%), 3.05%, 6/23/2021(e)	5,080,000	5,089,897

Food Products 0.2%
JM Smucker Co. (The), 2.50%, 3/15/2020	1,000,000	993,617
Kraft Heinz Foods Co., 2.80%, 7/2/2020	1,000,000	996,762
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/2019(a)	225,000	222,692
Tyson Foods, Inc., 2.25%, 8/23/2021	1,000,000	974,556

		3,187,627

Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co., 2.40%, 6/5/2020	2,097,000	2,070,977
(ICE LIBOR USD 3 Month + 0.88%), 3.68%, 12/29/2020(e)	912,000	907,979
Medtronic, Inc., 2.50%, 3/15/2020	2,500,000	2,494,657

		5,473,613

Health Care Providers & Services 1.0%
Anthem, Inc., 2.50%, 11/21/2020	2,200,000	2,177,755
Cigna Corp., (ICE LIBOR USD 3 Month + 0.65%), 3.44%, 9/17/2021(a)(e)	1,500,000	1,490,929
(ICE LIBOR USD 3 Month + 0.89%), 3.68%, 7/15/2023(a)(e)	1,200,000	1,184,509
CVS Health Corp., 2.25%, 8/12/2019	1,500,000	1,495,070
(ICE LIBOR USD 3 Month + 0.72%), 3.49%, 3/9/2021(e)	3,500,000	3,506,161
3.70%, 3/9/2023	2,280,000	2,299,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Health Care Providers & Services (continued)
Humana, Inc., 2.63%, 10/1/2019	$1,200,000	$1,197,090
2.50%, 12/15/2020	610,000	602,943
UnitedHealth Group, Inc., 2.88%, 12/15/2021	1,000,000	1,000,413

		14,954,594

Industrial Conglomerates 0.3%
3M Co., 2.25%, 3/15/2023	2,000,000	1,952,742
(ICE LIBOR USD 3 Month + 0.30%), 2.91%, 2/14/2024(e)	600,000	593,589
General Electric Co., 3.15%, 9/7/2022	2,000,000	1,951,951

		4,498,282

Interactive Media & Services 0.1%
Tencent Holdings Ltd., Reg. S, 2.99%, 1/19/2023	1,300,000	1,272,739

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 1.90%, 8/21/2020	1,500,000	1,484,858

IT Services 0.3%
Visa, Inc., 2.20%, 12/14/2020	4,000,000	3,974,048

Media 0.5%
Charter Communications Operating LLC, (ICE LIBOR USD 3 Month + 1.65%), 4.19%, 2/1/2024(e)	3,700,000	3,663,049
Comcast Corp., (ICE LIBOR USD 3 Month + 0.33%), 3.13%, 10/1/2020(e)	1,500,000	1,501,609
(ICE LIBOR USD 3 Month + 0.63%), 3.42%, 4/15/2024(e)	2,700,000	2,661,957
Time Warner Cable LLC, 5.00%, 2/1/2020	500,000	507,373

		8,333,988

Metals & Mining 0.2%
Glencore Finance Canada Ltd., 4.25%, 10/25/2022(a)(c)	1,000,000	1,013,350
Glencore Funding LLC, 3.00%, 10/27/2022(a)	1,240,000	1,199,588
Southern Copper Corp., 3.88%, 4/23/2025	1,200,000	1,188,093
Vale Overseas Ltd., 4.38%, 1/11/2022	150,000	149,925
6.88%, 11/21/2036	300,000	333,000

		3,883,956

Multi-Utilities 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/2021	600,000	585,279
Dominion Energy, Inc., 2.58%, 7/1/2020	700,000	693,860

		1,279,139

Oil, Gas & Consumable Fuels 1.6%
Apache Corp., 3.25%, 4/15/2022	1,000,000	990,271
BP Capital Markets plc, 2.32%, 2/13/2020	1,200,000	1,193,617
3.56%, 11/1/2021	1,200,000	1,217,871
Chevron Corp., 1.99%, 3/3/2020	700,000	694,983
2.10%, 5/16/2021	320,000	315,947
Cimarex Energy Co., 4.38%, 6/1/2024	2,300,000	2,331,645
CNOOC Finance 2015 USA LLC, 4.38%, 5/2/2028	1,200,000	1,240,662
Ecopetrol SA, 5.88%, 9/18/2023	660,000	700,425
Enterprise Products Operating LLC, 2.80%, 2/15/2021	4,780,000	4,776,051
KazMunayGas National Co. JSC, 3.88%, 4/19/2022(a)	2,500,000	2,487,500
4.75%, 4/24/2025(a)	500,000	516,250
Lukoil International Finance BV, 4.75%, 11/2/2026(a)	1,200,000	1,191,950
Occidental Petroleum Corp., Series 1, 4.10%, 2/1/2021	3,200,000	3,278,163
Petrobras Global Finance BV, 6.13%, 1/17/2022	800,000	841,160
5.30%, 1/27/2025	150,000	149,902
5.75%, 2/1/2029	300,000	294,240
Petroleos del Peru SA, 4.75%, 6/19/2032(a)	1,300,000	1,288,625
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/2024(a)	1,400,000	1,442,200

		24,951,462

Paper & Forest Products 0.1%
Suzano Austria GmbH, 5.75%, 7/14/2026(a)	1,300,000	1,361,750

Pharmaceuticals 0.1%
AstraZeneca plc, (ICE LIBOR USD 3 Month + 0.67%), 3.31%, 8/17/2023(e)	1,186,000	1,160,474
Elanco Animal Health, Inc., 3.91%, 8/27/2021(a)	666,000	666,859
Eli Lilly & Co., 2.35%, 5/15/2022	400,000	393,288

		2,220,621

Semiconductors & Semiconductor Equipment 0.1%
QUALCOMM, Inc., (ICE LIBOR USD 3 Month + 0.73%), 3.48%, 1/30/2023(e)	1,500,000	1,486,705

Software 0.1%
Microsoft Corp., 1.85%, 2/6/2020	1,000,000	992,636

Specialty Retail 0.2%
Lowe’s Cos., Inc., 3.12%, 4/15/2022	2,500,000	2,490,673

Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc., 1.55%, 8/4/2021	2,400,000	2,336,536
Dell International LLC, 3.48%, 6/1/2019(a)	1,500,000	1,500,504

		3,837,040

Thrifts & Mortgage Finance 0.1%
BPCE SA, 3.00%, 5/22/2022(a)	1,770,000	1,728,131

Tobacco 0.2%
BAT Capital Corp., 2.76%, 8/15/2022	2,000,000	1,944,086
Philip Morris International, Inc., 1.88%, 11/1/2019	1,000,000	993,293
Reynolds American, Inc., 3.25%, 6/12/2020	500,000	500,043

		3,437,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)

	Principal Amount	Value
Trading Companies & Distributors 0.0%†
International Lease Finance Corp., 5.88%, 8/15/2022	$600,000	$626,516

Wireless Telecommunication Services 0.0%†
Vodafone Group plc, (ICE LIBOR USD 3 Month + 0.99%), 3.77%, 1/16/2024(e)	600,000	593,277

Total Corporate Bonds (cost $197,347,979)		199,052,425

Exchange Traded Funds 1.1%

	Shares	Value
Equity Funds 1.1%
iShares Russell 3000 ETF	104,862	16,713,954
SPDR S&P 500 ETF Trust	737	198,939

Total Exchange Traded Funds (cost $16,578,733)		16,912,893

Foreign Government Securities 1.3%

	Principal Amount	Value
ARGENTINA 0.2%
Provincia de Buenos Aires, 6.50%, 2/15/2023(a)	$800,000	692,000
Republic of Argentina, 5.63%, 1/26/2022	2,000,000	1,815,000

		2,507,000

COLOMBIA 0.1%
Republic of Colombia, 4.38%, 7/12/2021	2,000,000	2,047,000

ECUADOR 0.1%
Republic of Ecuador, 8.75%, 6/2/2023(a)	1,000,000	990,700

EGYPT 0.0%†
Arab Republic of Egypt, Reg. S, 6.59%, 2/21/2028	800,000	742,413

INDONESIA 0.2%
Republic of Indonesia, 3.75%, 4/25/2022(a)	1,200,000	1,205,468
2.95%, 1/11/2023	1,200,000	1,169,303

		2,374,771

KUWAIT 0.1%
Kuwait Government Bond, 2.75%, 3/20/2022(a)	900,000	887,400
3.50%, 3/20/2027(a)	500,000	500,950

		1,388,350

MEXICO 0.2%
Mexican Bonos, 8.00%, 11/7/2047	MXN 35,000,000	1,679,070
United Mexican States, 4.00%, 10/2/2023	$2,000,000	2,022,700

		3,701,770

QATAR 0.1%
Qatar Government Bond, 2.38%, 6/2/2021(a)	500,000	490,437
Reg. S, 3.88%, 4/23/2023	1,000,000	1,018,750

		1,509,187

SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia, 4.50%, 4/17/2030(a)	970,000	988,304

SENEGAL 0.1%
Republic of Senegal, 6.25%, 5/23/2033(a)	830,000	769,400

UNITED ARAB EMIRATES 0.1%
Abu Dhabi Government Bond, 2.50%, 10/11/2022(a)	1,400,000	1,372,000
4.13%, 10/11/2047(a)	800,000	789,520

		2,161,520

Total Foreign Government Securities (cost $18,625,624)		19,180,415

Mortgage-Backed Securities 3.2%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G67701, 3.00%, 10/1/2046	2,350,206	2,316,130
FNMA TBA
4.00%, 9/25/2043	12,400,000	12,692,562
3.50%, 2/25/2049	19,200,000	19,294,875
GNMA II Pool
Pool# MA5529, 4.50%, 10/20/2048	7,149,500	7,427,925
GNMA TBA
5.00%, 2/15/2047	4,800,000	5,012,475
4.50%, 2/15/2048	900,000	934,453
4.00%, 2/15/2049	1,100,000	1,131,754

Total Mortgage-Backed Securities (cost $48,511,133)		48,810,174

Purchased Options 0.0%

	Number of Contracts	Value
Call Options 0.0%†

Future Interest Rate Options 0.0%†
U.S. Treasury 30 Year Bond 2/22/2019 at USD 146.50, American Style, Notional Amount: USD 1,500,000 Exchange Traded*	15	15,234

Put Options 0.0%†

Future Equity Index Options 0.0%†
S&P 500 Index 2/15/2019 at USD 1,400.00, European Style, Notional Amount: USD 51,552,025 Exchange Traded*	175	2,625
S&P 500 Index 2/1/2019 at USD 1,300.00, European Style, Notional Amount: USD 80,715,742 Exchange Traded*	274	4,110
S&P 500 Index 1/31/2019 at USD 1,450.00, European Style, Notional Amount: USD 40,357,871 Exchange Traded*	137	68,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Purchased Options (continued)

	Number of Contracts	Value
Put Options (continued)

Future Equity Index Options (continued)
S&P 500 Index 2/4/2019 at USD 1,500.00, European Style, Notional Amount: USD 44,187,450 Exchange Traded*	150	$1,500
S&P 500 Index 2/8/2019 at USD 1,500.00, European Style, Notional Amount: USD 58,916,600 Exchange Traded*	200	2,500
S&P 500 Index 2/11/2019 at USD 1,500.00, European Style, Notional Amount: USD 58,916,600 Exchange Traded*	200	2,500
S&P 500 Index 2/22/2019 at USD 1,500.00, European Style, Notional Amount: USD 55,676,187 Exchange Traded*	189	3,307
S&P 500 Index 2/25/2019 at USD 1,600.00, European Style, Notional Amount: USD 19,442,478 Exchange Traded*	66	1,155
S&P 500 Index 2/28/2019 at USD 1,600.00, European Style, Notional Amount: USD 9,721,239 Exchange Traded*	33	660

		86,857

Total Purchased Options (cost $45,260)		102,091

U.S. Treasury Obligations 1.5%

	Principal Amount	Value
U.S. Treasury Bonds, 3.38%, 11/15/2048	$2,490,000	2,670,525
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044(f)	1,910,000	2,194,304
U.S. Treasury Notes 2.50%, 1/31/2021	13,520,000	13,529,506
2.63%, 12/31/2025	3,550,000	3,573,159

Total U.S. Treasury Obligations (cost $21,830,254)		21,967,494

Total Investments (cost $1,378,695,801) — 92.9%		1,408,752,016
Other assets in excess of liabilities — 7.1%		108,518,703

NET ASSETS — 100.0%		$1,517,270,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2019 was $133,214,593 which represents 8.79% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2019.
(d)	Security or a portion of the security was used as collateral for option contracts written.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2019.
(f)	Principal amounts are not adjusted for inflation.

CLO	Collateralized Loan Obligations
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
TBA	To Be Announced; Security is subject to delayed delivery

Forward foreign currency contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	16,870,000	USD	4,503,591	JPMorgan Chase Bank**	4/17/2019	99,214
CAD	6,064,252	USD	4,535,597	JPMorgan Chase Bank	4/17/2019	87,512

Net unrealized appreciation						186,726

**	Non-deliverable forward.

Currency:

BRL	Brazilian Real
CAD	Canadian Dollar
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2	3/2019	USD	150,020	2,244
S&P 500 E-Mini Index	1	3/2019	USD	135,225	13,010
U.S. Treasury Long Bond	1	3/2019	USD	146,688	311
U.S. Treasury Ultra Bond	8	3/2019	USD	1,289,000	(7,623)
3 Month Eurodollar	474	12/2019	USD	115,407,150	283,692
3 Month Eurodollar	115	6/2020	USD	28,039,875	101,821
3 Month Eurodollar	96	12/2020	USD	23,415,600	88,599

					482,054

Short Contracts
U.S. Treasury 10 Year Note	(664)	3/2019	USD	(81,319,250)	(1,185,820)
U.S. Treasury 2 Year Note	(489)	3/2019	USD	(103,828,453)	(202,299)
U.S. Treasury 5 Year Note	(550)	3/2019	USD	(63,172,656)	(431,392)

					(1,819,511)

					(1,337,457)

At January 31, 2019, the Fund had $1,452,531 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2019:

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month LIBOR quarterly	2.85% semi-annually	Pay	8/31/2022	USD 814,000	3,200	11,522	14,722

					3,200	11,522	14,722

Currency:

USD	United States Dollar

At January 31, 2019, the Fund has $616,000 segregated as collateral for interest rate swap contracts.

OTC Total return swap contracts outstanding as of January 31, 2019:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
Russell 3000 Total Return Index	2.52% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	JPMorgan Chase Bank	12/17/2019	USD 518,122,531	—	26,141,035	26,141,035

							—	26,141,035	26,141,035

Currency:

USD	United States Dollar

*	There are no upfront payments (receipts) on the swap contracts listed above.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Written Call Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CBOE Volatility Index	Exchange Traded	572	USD	750,464	USD	25.00	2/20/2019	(15,730)
CBOE Volatility Index	Exchange Traded	536	USD	703,232	USD	26.00	2/27/2019	(16,616)
U.S. Treasury 10 Year Note	Exchange Traded	24	USD	2,400,000	USD	122.00	2/22/2019	(16,125)
U.S. Treasury 10 Year Note	Exchange Traded	20	USD	2,000,000	USD	123.50	2/22/2019	(2,188)
U.S. Treasury 5 Year Note	Exchange Traded	42	USD	4,200,000	USD	114.00	2/22/2019	(37,078)

								(87,737)

Written Put Options Contracts as of January 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	6	USD	1,767,498	USD	2,000.00	12/31/2019	(14,520)
S&P 500 Index	Exchange Traded	6	USD	1,767,498	USD	2,000.00	1/17/2020	(15,360)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,020.00	3/29/2019	(5,120)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,040.00	3/15/2019	(3,600)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,050.00	3/15/2019	(3,760)
S&P 500 Index	Exchange Traded	9	USD	2,651,247	USD	2,050.00	9/30/2019	(16,965)
S&P 500 Index	Exchange Traded	9	USD	2,651,247	USD	2,075.00	9/30/2019	(18,360)
S&P 500 Index	Exchange Traded	6	USD	1,767,498	USD	2,075.00	1/17/2020	(19,140)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,080.00	3/29/2019	(6,320)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,105.00	3/29/2019	(6,960)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,125.00	3/29/2019	(7,600)
S&P 500 Index	Exchange Traded	13	USD	3,829,579	USD	2,140.00	6/28/2019	(16,315)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,145.00	2/28/2019	(1,190)
S&P 500 Index	Exchange Traded	8	USD	2,356,664	USD	2,150.00	9/30/2019	(20,760)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,160.00	2/28/2019	(1,260)
S&P 500 Index	Exchange Traded	13	USD	3,829,579	USD	2,160.00	6/28/2019	(17,615)
S&P 500 Index	Exchange Traded	28	USD	8,248,324	USD	2,170.00	2/1/2019	(490)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,185.00	2/28/2019	(1,400)
S&P 500 Index	Exchange Traded	34	USD	10,015,822	USD	2,200.00	3/29/2019	(11,050)
S&P 500 Index	Exchange Traded	28	USD	8,248,324	USD	2,215.00	2/1/2019	(490)
S&P 500 Index	Exchange Traded	64	USD	18,853,312	USD	2,215.00	4/18/2019	(36,480)
S&P 500 Index	Exchange Traded	28	USD	8,248,324	USD	2,220.00	2/1/2019	(490)
S&P 500 Index	Exchange Traded	64	USD	18,853,312	USD	2,220.00	4/18/2019	(37,440)
S&P 500 Index	Exchange Traded	12	USD	3,534,996	USD	2,250.00	4/18/2019	(8,100)
S&P 500 Index	Exchange Traded	16	USD	4,713,328	USD	2,255.00	3/1/2019	(2,360)
S&P 500 Index	Exchange Traded	28	USD	8,248,324	USD	2,260.00	2/1/2019	(490)
S&P 500 Index	Exchange Traded	12	USD	3,534,996	USD	2,260.00	4/18/2019	(8,580)
S&P 500 Index	Exchange Traded	13	USD	3,829,579	USD	2,265.00	6/28/2019	(26,000)
S&P 500 Index	Exchange Traded	24	USD	7,069,992	USD	2,275.00	4/30/2019	(22,920)
S&P 500 Index	Exchange Traded	76	USD	22,388,308	USD	2,280.00	4/18/2019	(59,660)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,290.00	3/15/2019	(10,080)
S&P 500 Index	Exchange Traded	8	USD	2,356,664	USD	2,290.00	3/29/2019	(3,960)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,300.00	3/8/2019	(8,160)
S&P 500 Index	Exchange Traded	7	USD	2,062,081	USD	2,300.00	3/29/2019	(3,675)
S&P 500 Index	Exchange Traded	12	USD	3,534,996	USD	2,315.00	4/18/2019	(11,160)
S&P 500 Index	Exchange Traded	7	USD	2,062,081	USD	2,320.00	3/29/2019	(4,095)
S&P 500 Index	Exchange Traded	7	USD	2,062,081	USD	2,330.00	3/29/2019	(4,375)
S&P 500 Index	Exchange Traded	4	USD	1,178,332	USD	2,340.00	3/29/2019	(2,620)
S&P 500 Index	Exchange Traded	32	USD	9,426,656	USD	2,350.00	3/15/2019	(13,920)
S&P 500 Index	Exchange Traded	7	USD	2,062,081	USD	2,360.00	3/29/2019	(5,110)
S&P 500 Index	Exchange Traded	12	USD	3,534,996	USD	2,360.00	4/30/2019	(17,040)
S&P 500 Index	Exchange Traded	30	USD	8,837,490	USD	2,375.00	2/11/2019	(975)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,375.00	2/19/2019	(1,645)
S&P 500 Index	Exchange Traded	30	USD	8,837,490	USD	2,390.00	2/11/2019	(1,125)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,390.00	2/20/2019	(2,065)
S&P 500 Index	Exchange Traded	30	USD	8,837,490	USD	2,415.00	2/15/2019	(3,450)
S&P 500 Index	Exchange Traded	6	USD	1,767,498	USD	2,415.00	4/5/2019	(7,230)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,420.00	2/22/2019	(3,115)
S&P 500 Index	Exchange Traded	7	USD	2,062,081	USD	2,420.00	2/27/2019	(2,118)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,425.00	2/25/2019	(3,675)
S&P 500 Index	Exchange Traded	30	USD	8,837,490	USD	2,435.00	2/15/2019	(3,975)
S&P 500 Index	Exchange Traded	14	USD	4,124,162	USD	2,465.00	2/22/2019	(4,305)
U.S. Treasury 10 Year Note	Exchange Traded	64	USD	6,400,000	USD	121.00	2/22/2019	(3,000)
U.S. Treasury 10 Year Note	Exchange Traded	32	USD	3,200,000	USD	121.50	2/22/2019	(3,000)
U.S. Treasury 30 Year Bond	Exchange Traded	53	USD	5,300,000	USD	144.00	2/22/2019	(8,281)
U.S. Treasury 5 Year Note	Exchange Traded	112	USD	11,200,000	USD	114.25	2/22/2019	(5,250)

								(528,199)

Total Written Options Contracts (Premiums Received ($1,791,472))								(615,936)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$72,142,543	$—	$72,142,543
Collateralized Mortgage Obligations	—	24,563,328	—	24,563,328
Commercial Mortgage-Backed Securities	—	41,502,116	—	41,502,116
Common Stocks	964,518,536	—	—	964,518,536
Corporate Bonds	—	199,052,425	—	199,052,425
Exchange Traded Funds	16,912,893	—	—	16,912,893
Foreign Government Securities	—	19,180,415	—	19,180,415
Forward Foreign Currency Contracts	—	186,726	—	186,726
Futures Contracts	489,677	—	—	489,677
Interest Rate Swaps*	—	11,522	—	11,522
Mortgage-Backed Securities	—	48,810,175	—	48,810,175
Purchased Options	102,091	—	—	102,091
Total Return Swaps*	—	26,141,035	—	26,141,035
U.S. Treasury Obligations	—	21,967,494	—	21,967,494

Total Assets	$982,023,197	$453,557,779	$—	$1,435,580,976

Liabilities:
Futures Contracts	$(1,827,134)	$—	$—	$(1,827,134)
Written Options	(615,936)	—	—	(615,936)

Total Liabilities	$(2,443,070)	$—	$—	$(2,443,070)

Total	$979,580,127	$453,557,779	$—	$1,433,137,906

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Total return swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts and financial futures contracts.

Options

The Fund purchased and wrote put options on futures contracts has long positions in options on foreign currency futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge.

Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option. The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by {Securities and Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Total Return Swaps. The Fund entered into total return swap contracts to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Interest Rate Swaps. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Forward Foreign Currency Contracts

The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to enhance returns. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) gain exposure to/hedge against changes in the value of equities/the value of fixed-income securities/interest rates/foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

		Fair Value
Assets:
Purchased Options
Equity risk	Investment securities, at value	$86,857
Interest rate risk	Investment securities, at value	15,234
Swap Contracts(a)
Equity risk	Swap contracts, at value	26,141,035
Interest rate risk	Unrealized appreciation on centrally cleared interest rate contracts	11,522
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	186,726
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	15,254
Interest rate risk	Unrealized appreciation from futures contracts	474,423

Total		$26,931,051

Liabilities:
Written Options
Equity risk	Written options, at value	$(541,014)
Interest rate risk	Written options, at value	(74,922)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(1,827,134)

Total		$($2,443,070)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.7%

	Shares	Value
Aerospace & Defense 2.6%
Arconic, Inc.	35,290	$664,158
Boeing Co. (The)	43,045	16,599,013
General Dynamics Corp.	22,689	3,883,676
Harris Corp.	9,647	1,477,728
Huntington Ingalls Industries, Inc.	3,501	722,781
L3 Technologies, Inc.	6,431	1,266,135
Lockheed Martin Corp.	20,147	5,836,384
Northrop Grumman Corp.	14,134	3,894,624
Raytheon Co.	23,194	3,821,443
Textron, Inc.	19,802	1,054,061
TransDigm Group, Inc.*	3,975	1,554,225
United Technologies Corp.	66,147	7,809,976

		48,584,204

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	11,121	964,969
Expeditors International of Washington, Inc.	14,067	974,843
FedEx Corp.	19,759	3,508,606
United Parcel Service, Inc., Class B	56,620	5,967,748

		11,416,166

Airlines 0.4%
Alaska Air Group, Inc.	10,049	642,633
American Airlines Group, Inc.	33,079	1,183,236
Delta Air Lines, Inc.	50,851	2,513,565
Southwest Airlines Co.	41,247	2,341,180
United Continental Holdings, Inc.*	18,547	1,618,597

		8,299,211

Auto Components 0.1%
Aptiv plc	21,474	1,699,238
BorgWarner, Inc.	16,872	690,065
Goodyear Tire & Rubber Co. (The)	18,991	402,419

		2,791,722

Automobiles 0.4%
Ford Motor Co.	318,625	2,803,900
General Motors Co.	106,903	4,171,355
Harley-Davidson, Inc.	13,575	500,375

		7,475,630

Banks 5.8%
Bank of America Corp.	743,898	21,178,776
BB&T Corp.	62,752	3,062,298
Citigroup, Inc.	199,043	12,830,312
Citizens Financial Group, Inc.	38,136	1,293,573
Comerica, Inc.	13,179	1,037,714
Fifth Third Bancorp	53,435	1,433,127
First Republic Bank	13,448	1,299,480
Huntington Bancshares, Inc.	86,518	1,145,498
JPMorgan Chase & Co.	271,032	28,051,812
KeyCorp	84,442	1,390,760
M&T Bank Corp.	11,433	1,881,186
People’s United Financial, Inc.	31,468	515,446
PNC Financial Services Group, Inc. (The)	37,570	4,608,712
Regions Financial Corp.	77,979	1,182,941
SunTrust Banks, Inc.	36,564	2,172,633
SVB Financial Group*	4,369	1,019,637
US Bancorp	123,700	6,328,492
Wells Fargo & Co.	345,291	16,888,183
Zions Bancorp NA	15,617	743,213

		108,063,793

Beverages 1.8%
Brown-Forman Corp., Class B	13,494	637,591
Coca-Cola Co. (The)	312,228	15,027,534
Constellation Brands, Inc., Class A	13,520	2,347,883
Molson Coors Brewing Co., Class B	15,367	1,023,596
Monster Beverage Corp.*	32,215	1,843,987
PepsiCo, Inc.	115,048	12,962,458

		33,843,049

Biotechnology 2.6%
AbbVie, Inc.	122,599	9,843,474
Alexion Pharmaceuticals, Inc.*	18,086	2,223,855
Amgen, Inc.	51,936	9,717,745
Biogen, Inc.*	16,405	5,475,661
Celgene Corp.*	56,940	5,036,912
Gilead Sciences, Inc.	105,434	7,381,434
Incyte Corp.*	14,396	1,160,174
Regeneron Pharmaceuticals, Inc.*	6,326	2,715,562
Vertex Pharmaceuticals, Inc.*	20,829	3,976,464

		47,531,281

Building Products 0.3%
Allegion plc	7,700	661,122
AO Smith Corp.	11,668	558,430
Fortune Brands Home & Security, Inc.	11,525	522,083
Johnson Controls International plc	75,255	2,541,361
Masco Corp.	25,244	818,158

		5,101,154

Capital Markets 2.8%
Affiliated Managers Group, Inc.	4,391	460,836
Ameriprise Financial, Inc.	11,279	1,427,921
Bank of New York Mellon Corp. (The)	74,065	3,875,081
BlackRock, Inc.	9,898	4,108,462
Cboe Global Markets, Inc.	9,140	852,488
Charles Schwab Corp. (The)	97,959	4,581,542
CME Group, Inc.	29,160	5,315,285
E*TRADE Financial Corp.	20,910	975,661
Franklin Resources, Inc.	24,238	717,687
Goldman Sachs Group, Inc. (The)	28,195	5,582,892
Intercontinental Exchange, Inc.	46,375	3,559,745
Invesco Ltd.	33,525	610,826
Moody’s Corp.	13,511	2,141,629
Morgan Stanley	106,551	4,507,107
MSCI, Inc.	7,175	1,221,687
Nasdaq, Inc.	9,254	814,722
Northern Trust Corp.	18,098	1,600,949
Raymond James Financial, Inc.	10,510	846,055
S&P Global, Inc.	20,449	3,919,051
State Street Corp.	30,907	2,191,306
T. Rowe Price Group, Inc.	19,614	1,833,124

		51,144,056

Chemicals 2.0%
Air Products & Chemicals, Inc.	17,893	2,941,430
Albemarle Corp.	8,558	690,887
Celanese Corp.	10,902	1,043,975
CF Industries Holdings, Inc.	18,810	821,056
DowDuPont, Inc.	186,989	10,061,878
Eastman Chemical Co.	11,414	920,197
Ecolab, Inc.	20,698	3,273,803
FMC Corp.	10,975	875,805
International Flavors & Fragrances, Inc.	8,170	1,158,343
Linde plc	44,965	7,329,745
LyondellBasell Industries NV, Class A	25,641	2,229,998
Mosaic Co. (The)	29,261	944,545
PPG Industries, Inc.	19,557	2,062,090
Sherwin-Williams Co. (The)	6,704	2,825,870

		37,179,622

Commercial Services & Supplies 0.4%
Cintas Corp.	7,068	1,325,321
Copart, Inc.*	16,782	849,673
Republic Services, Inc.	17,897	1,372,879
Rollins, Inc.	12,005	447,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	31,935	$3,055,221

		7,050,160

Communications Equipment 1.1%
Arista Networks, Inc.*	4,242	911,097
Cisco Systems, Inc.	366,436	17,328,758
F5 Networks, Inc.*	4,941	795,254
Juniper Networks, Inc.	28,308	734,310
Motorola Solutions, Inc.	13,328	1,558,176

		21,327,595

Construction & Engineering 0.1%
Fluor Corp.	11,703	427,979
Jacobs Engineering Group, Inc.	9,949	644,695
Quanta Services, Inc.	11,902	420,617

		1,493,291

Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,173	913,966
Vulcan Materials Co.	10,859	1,103,817

		2,017,783

Consumer Finance 0.7%
American Express Co.	57,035	5,857,495
Capital One Financial Corp.	38,565	3,107,953
Discover Financial Services	27,394	1,848,821
Synchrony Financial	53,893	1,618,946

		12,433,215

Containers & Packaging 0.3%
Avery Dennison Corp.	6,958	726,763
Ball Corp.	27,799	1,453,332
International Paper Co.	33,011	1,565,712
Packaging Corp. of America	7,676	724,000
Sealed Air Corp.	12,790	505,205
Westrock Co.	20,665	841,272

		5,816,284

Distributors 0.1%
Genuine Parts Co.	11,961	1,193,947
LKQ Corp.*	26,473	694,122

		1,888,069

Diversified Consumer Services 0.0%†
H&R Block, Inc.	17,240	406,692

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B*	158,556	32,589,600
Jefferies Financial Group, Inc.	23,433	487,641

		33,077,241

Diversified Telecommunication Services 2.0%
AT&T, Inc.	593,182	17,831,051
CenturyLink, Inc.	77,041	1,180,268
Verizon Communications, Inc.	336,773	18,542,721

		37,554,040

Electric Utilities 1.9%
Alliant Energy Corp.	19,499	867,121
American Electric Power Co., Inc.	40,157	3,177,222
Duke Energy Corp.	58,058	5,096,331
Edison International	26,750	1,523,948
Entergy Corp.	14,848	1,324,293
Evergy, Inc.	21,433	1,228,540
Eversource Energy	26,017	1,805,840
Exelon Corp.	78,815	3,764,204
FirstEnergy Corp.(a)	39,891	1,563,727
NextEra Energy, Inc.	38,954	6,971,987
Pinnacle West Capital Corp.	9,135	804,976
PPL Corp.	58,422	1,829,777
Southern Co. (The)	83,824	4,073,846
Xcel Energy, Inc.	41,797	2,188,491

		36,220,303

Electrical Equipment 0.5%
AMETEK, Inc.	18,918	1,379,122
Eaton Corp. plc	35,293	2,691,091
Emerson Electric Co.	51,034	3,341,196
Rockwell Automation, Inc.	9,865	1,672,315

		9,083,724

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	24,659	2,168,019
Corning, Inc.	65,167	2,167,454
FLIR Systems, Inc.	11,211	547,994
IPG Photonics Corp.*	2,898	385,434
Keysight Technologies, Inc.*	15,388	1,139,020
TE Connectivity Ltd.	27,921	2,260,205

		8,668,126

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	41,741	983,835
Halliburton Co.	71,341	2,237,254
Helmerich & Payne, Inc.	8,872	496,743
National Oilwell Varco, Inc.	31,414	926,085
Schlumberger Ltd.	112,866	4,989,806
TechnipFMC plc	34,678	796,207

		10,429,930

Entertainment 2.1%
Activision Blizzard, Inc.	62,191	2,937,903
Electronic Arts, Inc.*	24,620	2,270,949
Netflix, Inc.*	35,542	12,066,509
Take-Two Interactive Software, Inc.*	9,192	970,216
Twenty-First Century Fox, Inc., Class A	86,147	4,247,908
Twenty-First Century Fox, Inc., Class B	39,466	1,936,202
Viacom, Inc., Class B	28,806	847,472
Walt Disney Co. (The)(a)	121,332	13,530,945

		38,808,104

Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	8,764	1,154,306
American Tower Corp.	35,901	6,205,129
Apartment Investment & Management Co., Class A	12,976	642,571
AvalonBay Communities, Inc.	11,266	2,173,437
Boston Properties, Inc.	12,678	1,671,848
Crown Castle International Corp.	33,782	3,954,521
Digital Realty Trust, Inc.	16,705	1,809,820
Duke Realty Corp.	29,194	853,633
Equinix, Inc.	6,528	2,572,032
Equity Residential	29,974	2,174,913
Essex Property Trust, Inc.	5,352	1,451,462
Extra Space Storage, Inc.	10,311	1,016,768
Federal Realty Investment Trust	6,116	810,798
HCP, Inc.	38,574	1,216,624
Host Hotels & Resorts, Inc.	60,893	1,099,728
Iron Mountain, Inc.	23,328	867,802
Kimco Realty Corp.	34,345	584,208
Macerich Co. (The)	8,898	410,732
Mid-America Apartment Communities, Inc.	9,278	939,676
Prologis, Inc.	51,267	3,545,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage	12,222	$2,597,419
Realty Income Corp.	23,813	1,635,715
Regency Centers Corp.	13,810	897,650
SBA Communications Corp.*	9,154	1,670,880
Simon Property Group, Inc.	25,184	4,586,510
SL Green Realty Corp.	6,871	635,086
UDR, Inc.	22,458	982,537
Ventas, Inc.	29,264	1,887,235
Vornado Realty Trust	14,213	993,631
Welltower, Inc.	30,544	2,366,855
Weyerhaeuser Co.	61,103	1,603,343

		55,012,495

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	35,715	7,665,510
Kroger Co. (The)	65,408	1,853,009
Sysco Corp.	38,975	2,488,554
Walgreens Boots Alliance, Inc.	65,522	4,734,620
Walmart, Inc.	116,026	11,118,771

		27,860,464

Food Products 1.2%
Archer-Daniels-Midland Co.	45,507	2,043,264
Campbell Soup Co.	15,644	554,267
Conagra Brands, Inc.	39,581	856,533
General Mills, Inc.	48,500	2,155,340
Hershey Co. (The)	11,430	1,212,723
Hormel Foods Corp.	22,323	944,709
JM Smucker Co. (The)	9,272	972,447
Kellogg Co.	20,500	1,209,705
Kraft Heinz Co. (The)	50,688	2,436,065
Lamb Weston Holdings, Inc.	11,937	863,045
McCormick & Co., Inc. (Non-Voting)	9,957	1,231,084
Mondelez International, Inc., Class A	118,383	5,476,398
Tyson Foods, Inc., Class A	23,987	1,485,275

		21,440,855

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	143,147	10,446,868
ABIOMED, Inc.*	3,684	1,293,342
Align Technology, Inc.*	5,892	1,466,813
Baxter International, Inc.	40,297	2,921,130
Becton Dickinson and Co.	21,844	5,449,204
Boston Scientific Corp.*	112,707	4,299,772
Cooper Cos., Inc. (The)	4,005	1,116,434
Danaher Corp.	50,271	5,576,059
Dentsply Sirona, Inc.	18,138	760,889
Edwards Lifesciences Corp.*	17,046	2,904,979
Hologic, Inc.*	21,957	974,891
IDEXX Laboratories, Inc.*	7,014	1,492,439
Intuitive Surgical, Inc.*	9,308	4,874,041
Medtronic plc	109,463	9,675,435
ResMed, Inc.	11,614	1,105,304
Stryker Corp.	25,289	4,490,568
Teleflex, Inc.	3,746	1,024,531
Varian Medical Systems, Inc.*	7,426	980,455
Zimmer Biomet Holdings, Inc.	16,706	1,830,309

		62,683,463

Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	12,644	1,054,130
Anthem, Inc.	21,081	6,387,543
Cardinal Health, Inc.	24,386	1,218,568
Centene Corp.*	16,738	2,185,481
Cigna Corp.	31,035	6,201,103
CVS Health Corp.	105,400	6,908,970
DaVita, Inc.*	10,236	574,547
HCA Healthcare, Inc.	21,854	3,047,103
Henry Schein, Inc.*	12,325	957,653
Humana, Inc.	11,181	3,454,817
Laboratory Corp. of America Holdings*	8,224	1,146,014
McKesson Corp.	15,901	2,039,303
Quest Diagnostics, Inc.	11,090	968,712
UnitedHealth Group, Inc.	78,409	21,186,112
Universal Health Services, Inc., Class B	6,949	920,951
WellCare Health Plans, Inc.*	4,104	1,134,674

		59,385,681

Health Care Technology 0.1%
Cerner Corp.*	26,700	1,466,097

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	32,639	1,879,354
Chipotle Mexican Grill, Inc.*	2,009	1,063,986
Darden Restaurants, Inc.	10,186	1,068,817
Hilton Worldwide Holdings, Inc.	24,262	1,807,034
Marriott International, Inc., Class A	23,077	2,643,009
McDonald’s Corp.	62,832	11,233,105
MGM Resorts International	40,779	1,200,534
Norwegian Cruise Line Holdings Ltd.*	17,927	921,985
Royal Caribbean Cruises Ltd.	14,069	1,688,983
Starbucks Corp.	101,113	6,889,840
Wynn Resorts Ltd.	7,976	981,128
Yum! Brands, Inc.	25,437	2,390,569

		33,768,344

Household Durables 0.3%
DR Horton, Inc.	28,172	1,083,213
Garmin Ltd.	9,801	678,033
Leggett & Platt, Inc.	10,630	435,405
Lennar Corp., Class A	23,843	1,130,635
Mohawk Industries, Inc.*	5,140	661,981
Newell Brands, Inc.	35,002	742,392
PulteGroup, Inc.	21,060	585,679
Whirlpool Corp.	5,320	707,613

		6,024,951

Household Products 1.6%
Church & Dwight Co., Inc.	20,148	1,301,762
Clorox Co. (The) (a)	10,404	1,543,746
Colgate-Palmolive Co.	70,690	4,572,229
Kimberly-Clark Corp.	28,196	3,140,471
Procter & Gamble Co. (The)	203,058	19,589,005

		30,147,213

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	53,166	871,391
NRG Energy, Inc.	23,524	962,367

		1,833,758

Industrial Conglomerates 1.5%
3M Co.	47,458	9,505,837
General Electric Co.	708,926	7,202,688
Honeywell International, Inc.	60,336	8,666,060
Roper Technologies, Inc.	8,430	2,387,882

		27,762,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Insurance 2.4%
Aflac, Inc.	61,984	$2,956,637
Allstate Corp. (The)	28,045	2,464,314
American International Group, Inc.	72,039	3,114,246
Aon plc	19,606	3,063,045
Arthur J Gallagher & Co.	14,993	1,120,127
Assurant, Inc.	4,248	409,465
Brighthouse Financial, Inc.*	9,666	360,928
Chubb Ltd.	37,557	4,996,959
Cincinnati Financial Corp.	12,419	1,007,429
Everest Re Group Ltd.	3,354	734,694
Hartford Financial Services Group, Inc. (The)	29,238	1,371,847
Lincoln National Corp.	17,410	1,018,311
Loews Corp.	22,452	1,075,451
Marsh & McLennan Cos., Inc.	41,018	3,617,377
MetLife, Inc.	80,355	3,669,813
Principal Financial Group, Inc.	21,315	1,067,242
Progressive Corp. (The)	47,486	3,195,333
Prudential Financial, Inc.	33,661	3,101,524
Torchmark Corp.	8,331	697,805
Travelers Cos., Inc. (The)	21,589	2,710,283
Unum Group	17,767	617,581
Willis Towers Watson plc	10,620	1,728,830

		44,099,241

Interactive Media & Services 4.9%
Alphabet, Inc., Class A*	24,367	27,434,561
Alphabet, Inc., Class C*	25,075	27,992,978
Facebook, Inc., Class A*	195,809	32,639,402
TripAdvisor, Inc.*	8,536	489,796
Twitter, Inc.*	58,942	1,978,094

		90,534,831

Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	33,476	57,536,205
Booking Holdings, Inc.*	3,776	6,920,691
eBay, Inc.*	73,660	2,478,659
Expedia Group, Inc.	9,553	1,139,195

		68,074,750

IT Services 4.8%
Accenture plc, Class A	51,905	7,970,013
Akamai Technologies, Inc.*	13,408	872,861
Alliance Data Systems Corp.	3,775	670,402
Automatic Data Processing, Inc.	35,645	4,984,597
Broadridge Financial Solutions, Inc.	9,550	962,927
Cognizant Technology Solutions Corp., Class A	47,193	3,288,408
DXC Technology Co.	22,777	1,460,461
Fidelity National Information Services, Inc.	26,691	2,790,010
Fiserv, Inc.*	32,477	2,693,318
FleetCor Technologies, Inc.*	7,257	1,464,535
Gartner, Inc.*	7,456	1,013,196
Global Payments, Inc.	12,987	1,458,180
International Business Machines Corp.	74,070	9,956,490
Jack Henry & Associates, Inc.	6,342	846,974
Mastercard, Inc., Class A	74,056	15,635,443
Paychex, Inc.	26,047	1,844,128
PayPal Holdings, Inc.*	96,040	8,524,510
Total System Services, Inc.	13,779	1,234,736
VeriSign, Inc.*	8,654	1,464,863
Visa, Inc., Class A	143,221	19,336,267
Western Union Co. (The)(a)	35,429	646,579

		89,118,898

Leisure Products 0.1%
Hasbro, Inc.	9,486	859,052
Mattel, Inc.*(a)	28,835	341,407

		1,200,459

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	26,171	1,990,305
Illumina, Inc.*	11,981	3,352,164
IQVIA Holdings, Inc.*	12,889	1,662,810
Mettler-Toledo International, Inc.*	2,041	1,302,485
PerkinElmer, Inc.	9,066	820,473
Thermo Fisher Scientific, Inc.	32,811	8,060,678
Waters Corp.*	6,246	1,444,200

		18,633,115

Machinery 1.5%
Caterpillar, Inc.	48,096	6,404,463
Cummins, Inc.	12,039	1,771,057
Deere & Co.	26,194	4,295,816
Dover Corp.	11,927	1,047,548
Flowserve Corp.	10,950	482,238
Fortive Corp.	23,959	1,796,685
Illinois Tool Works, Inc.	24,879	3,416,136
Ingersoll-Rand plc	20,140	2,014,806
PACCAR, Inc.	28,494	1,866,927
Parker-Hannifin Corp.	10,787	1,777,806
Pentair plc	12,773	526,120
Snap-on, Inc.(a)	4,538	753,263
Stanley Black & Decker, Inc.	12,325	1,558,373
Xylem, Inc.	14,747	1,050,871

		28,762,109

Media 1.3%
CBS Corp. (Non-Voting), Class B	27,429	1,356,638
Charter Communications, Inc., Class A*	14,366	4,755,864
Comcast Corp., Class A	370,031	13,532,034
Discovery, Inc., Class A*	13,000	368,940
Discovery, Inc., Class C*	29,680	790,972
DISH Network Corp., Class A*	18,808	576,841
Interpublic Group of Cos., Inc. (The)	31,509	716,830
News Corp., Class A	32,501	416,988
News Corp., Class B	10,258	132,636
Omnicom Group, Inc.	18,421	1,434,628

		24,082,371

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	118,101	1,374,696
Newmont Mining Corp.	43,305	1,477,133
Nucor Corp.	25,378	1,554,149

		4,405,978

Multiline Retail 0.5%
Dollar General Corp.	21,417	2,472,164
Dollar Tree, Inc.*	19,250	1,863,977
Kohl’s Corp.	13,459	924,499
Macy’s, Inc.	25,203	662,839
Nordstrom, Inc.	9,273	430,360
Target Corp.	42,531	3,104,763

		9,458,602

Multi-Utilities 1.0%
Ameren Corp.	19,911	1,380,629
CenterPoint Energy, Inc.	40,849	1,263,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	23,256	$1,212,568
Consolidated Edison, Inc.	25,386	1,971,223
Dominion Energy, Inc.	61,281	4,304,377
DTE Energy Co.	14,828	1,745,997
NiSource, Inc.	29,532	805,633
Public Service Enterprise Group, Inc.	41,158	2,245,169
Sempra Energy	22,304	2,609,122
WEC Energy Group, Inc.	25,906	1,891,915

		19,429,684

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	41,051	1,942,944
Apache Corp.	31,403	1,030,646
Cabot Oil & Gas Corp.	34,769	867,486
Chevron Corp.	155,735	17,855,018
Cimarex Energy Co.	7,761	584,714
Concho Resources, Inc.*	16,285	1,951,594
ConocoPhillips	93,830	6,351,353
Devon Energy Corp.	38,107	1,015,551
Diamondback Energy, Inc.	12,671	1,306,633
EOG Resources, Inc.	47,264	4,688,589
Exxon Mobil Corp.	345,070	25,286,730
Hess Corp.	20,256	1,093,824
HollyFrontier Corp.	12,993	732,026
Kinder Morgan, Inc.	154,696	2,799,998
Marathon Oil Corp.	67,655	1,068,272
Marathon Petroleum Corp.	56,301	3,730,504
Newfield Exploration Co.*	16,758	306,336
Noble Energy, Inc.	38,853	867,976
Occidental Petroleum Corp.	61,470	4,104,967
ONEOK, Inc.	33,455	2,148,145
Phillips 66	34,541	3,295,557
Pioneer Natural Resources Co.	13,893	1,977,252
Valero Energy Corp.	34,545	3,033,742
Williams Cos., Inc. (The)	98,663	2,656,995

		90,696,852

Personal Products 0.1%
Coty, Inc., Class A	38,187	296,331
Estee Lauder Cos., Inc. (The), Class A	17,896	2,441,372

		2,737,703

Pharmaceuticals 4.9%
Allergan plc	25,811	3,716,268
Bristol-Myers Squibb Co.	133,030	6,567,691
Eli Lilly & Co.	76,841	9,210,162
Johnson & Johnson	218,590	29,089,957
Merck & Co., Inc.	211,940	15,774,694
Mylan NV*	42,026	1,258,679
Nektar Therapeutics*	14,343	607,283
Perrigo Co. plc	10,187	473,186
Pfizer, Inc.	471,129	19,999,426
Zoetis, Inc.	39,119	3,370,493

		90,067,839

Professional Services 0.3%
Equifax, Inc.	9,886	1,058,000
IHS Markit Ltd.*	29,234	1,517,829
Nielsen Holdings plc	28,932	742,974
Robert Half International, Inc.	9,901	637,921
Verisk Analytics, Inc.*	13,417	1,575,290

		5,532,014

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	25,945	1,186,984

Road & Rail 1.0%
CSX Corp.	65,382	4,295,597
JB Hunt Transport Services, Inc.	7,119	762,018
Kansas City Southern	8,289	876,562
Norfolk Southern Corp.	22,197	3,723,325
Union Pacific Corp.	60,051	9,552,312

		19,209,814

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	71,923	1,755,640
Analog Devices, Inc.	30,138	2,979,443
Applied Materials, Inc.	80,057	3,128,628
Broadcom, Inc.	33,697	9,039,220
Intel Corp.	371,982	17,527,792
KLA-Tencor Corp.	12,455	1,327,329
Lam Research Corp.	12,686	2,151,292
Maxim Integrated Products, Inc.	22,582	1,225,525
Microchip Technology, Inc.(a)	19,340	1,554,356
Micron Technology, Inc.*	91,148	3,483,677
NVIDIA Corp.	49,717	7,146,819
Qorvo, Inc.*	10,180	665,365
QUALCOMM, Inc.	98,795	4,892,328
Skyworks Solutions, Inc.	14,317	1,045,714
Texas Instruments, Inc.	78,205	7,873,679
Xilinx, Inc.	20,765	2,324,434

		68,121,241

Software 6.0%
Adobe, Inc.*	39,785	9,859,519
ANSYS, Inc.*	6,810	1,119,223
Autodesk, Inc.*	17,949	2,642,093
Cadence Design Systems, Inc.*	22,797	1,094,940
Citrix Systems, Inc.	10,434	1,069,902
Fortinet, Inc.*	11,803	903,756
Intuit, Inc.	21,153	4,565,240
Microsoft Corp.	629,933	65,783,903
Oracle Corp.	207,682	10,431,867
Red Hat, Inc.*	14,422	2,564,808
salesforce.com, Inc.*	62,350	9,475,330
Symantec Corp.	52,062	1,094,343
Synopsys, Inc.*	12,199	1,138,777

		111,743,701

Specialty Retail 2.3%
Advance Auto Parts, Inc.	5,935	944,852
AutoZone, Inc.*	2,055	1,741,284
Best Buy Co., Inc.	19,081	1,130,358
CarMax, Inc.*	14,084	827,857
Foot Locker, Inc.	9,114	509,381
Gap, Inc. (The)	17,030	433,243
Home Depot, Inc. (The)	92,060	16,895,772
L Brands, Inc.	18,744	521,833
Lowe’s Cos., Inc.	65,444	6,293,095
O’Reilly Automotive, Inc.*	6,518	2,246,494
Ross Stores, Inc.	30,406	2,801,001
Tiffany & Co.	8,834	783,841
TJX Cos., Inc. (The)	100,863	5,015,917
Tractor Supply Co.	9,949	849,645
Ulta Beauty, Inc.*	4,540	1,325,317

		42,319,890

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	367,428	61,154,716
Hewlett Packard Enterprise Co.	116,271	1,812,665

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	128,879	$2,839,204
NetApp, Inc.	20,372	1,299,122
Seagate Technology plc	21,227	939,932
Western Digital Corp.	23,589	1,061,269
Xerox Corp.	16,560	467,158

		69,574,066

Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	12,562	533,634
Hanesbrands, Inc.	30,410	455,846
NIKE, Inc., Class B	103,759	8,495,787
PVH Corp.	6,173	673,536
Ralph Lauren Corp.	4,548	528,205
Tapestry, Inc.	23,619	914,291
Under Armour, Inc., Class A*(a)	15,735	326,344
Under Armour, Inc., Class C*	15,434	292,320
VF Corp.	26,691	2,246,581

		14,466,544

Tobacco 0.9%
Altria Group, Inc.	153,149	7,557,903
Philip Morris International, Inc.	126,699	9,720,347

		17,278,250

Trading Companies & Distributors 0.2%
Fastenal Co.	23,396	1,414,522
United Rentals, Inc.*	6,597	826,340
WW Grainger, Inc.	3,733	1,102,691

		3,343,553

Water Utilities 0.1%
American Water Works Co., Inc.	14,719	1,408,167

Total Common Stocks (cost $1,348,848,343)		1,850,576,889

Short-Term Investment 0.0%

	Shares	Value

Money Market Fund 0.0%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.32%(b)(c)	168,067	168,067

Total Short-Term Investment (cost $168,067)		168,067

Repurchase Agreements 0.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $1,671,100, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $1,712,708.(c)	$1,670,980	1,670,980
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $43,681, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $44,552.(c)	43,678	43,678

Total Repurchase Agreements (cost $1,714,658)		$1,714,658

Total Investments (cost $1,350,731,068) — 99.8%		1,852,459,614
Other assets in excess of liabilities — 0.2%		3,991,998

NET ASSETS — 100.0%		$1,856,451,612

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $10,766,698, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $168,067 and $1,714,658, respectively, and by $9,143,664 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $11,026,389.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $1,882,725.
†	Amount rounds to less than 0.1%. & Asset Types

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	52	3/2019	USD	7,031,700	379,237

					379,237

At January 31, 2019, the Fund has $291,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	— United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,850,576,889	$—	$—	$1,850,576,889
Futures Contracts	379,237	—	—	379,237
Repurchase Agreements	—	1,714,658	—	1,714,658
Short-Term Investment	168,067	—	—	168,067

Total	$1,851,124,193	$1,714,658	$—	$1,852,838,851

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$379,237

Total		$379,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 95.9%

	Shares	Value
Aerospace & Defense 1.2%
AAR Corp.	5,586	$210,481
Aerojet Rocketdyne Holdings, Inc.*	12,471	492,230
Aerovironment, Inc.*	3,634	282,217
Astronics Corp.*	3,642	111,700
Axon Enterprise, Inc.*	10,009	510,559
Cubic Corp.	4,356	279,960
Ducommun, Inc.*	1,901	74,842
Esterline Technologies Corp.*	4,550	553,735
KeyW Holding Corp.(The)*	8,719	62,602
Kratos Defense & Security Solutions, Inc.*	15,107	234,008
Maxar Technologies, Inc.(a)	9,702	54,525
Mercury Systems, Inc.*	8,268	484,753
Moog, Inc., Class A	5,511	493,069
National Presto Industries, Inc.(a)	861	102,993
Sparton Corp.*	1,548	28,468
Triumph Group, Inc.	8,396	149,869
Vectrus, Inc.*	1,802	45,392
Wesco Aircraft Holdings, Inc.*	9,568	83,624

		4,255,027

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,029	238,189
Atlas Air Worldwide Holdings, Inc.*	4,074	216,818
Echo Global Logistics, Inc.*	4,855	115,355
Forward Air Corp.	5,160	302,015
Hub Group, Inc., Class A*	5,621	250,191
Radiant Logistics, Inc.*	6,092	30,094

		1,152,662

Airlines 0.5%
Allegiant Travel Co.	2,220	288,600
Hawaiian Holdings, Inc.	8,312	266,150
Mesa Air Group, Inc.*	1,740	15,225
SkyWest, Inc.	8,715	444,029
Spirit Airlines, Inc.*	11,935	702,017

		1,716,021

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	19,053	281,603
Cooper Tire & Rubber Co.	9,015	317,328
Cooper-Standard Holdings, Inc.*	3,102	237,179
Dana, Inc.	24,990	440,324
Dorman Products, Inc.*	4,604	395,714
Fox Factory Holding Corp.*	6,317	374,788
Gentherm, Inc.*	5,979	254,466
LCI Industries	4,147	341,879
Modine Manufacturing Co.*	8,494	124,267
Motorcar Parts of America, Inc.*	3,367	67,340
Shiloh Industries, Inc.*	2,339	14,011
Standard Motor Products, Inc.	3,638	178,844
Stoneridge, Inc.*	4,708	122,926
Superior Industries International, Inc.	4,324	22,268
Tenneco, Inc., Class A	8,618	298,872
Tower International, Inc.	3,409	99,168

		3,570,977

Automobiles 0.0%†
Winnebago Industries, Inc.	5,313	151,952

Banks 9.1%
1st Constitution Bancorp	1,120	21,750
1st Source Corp.	2,537	115,180
Access National Corp.	2,681	63,298
ACNB Corp.	1,250	45,500
Allegiance Bancshares, Inc.*	2,083	74,821
Amalgamated Bank, Class A	1,889	33,889
American National Bankshares, Inc.	1,517	49,576
Ameris Bancorp	7,494	284,397
Ames National Corp.	1,412	35,498
Arrow Financial Corp.	2,202	70,134
Atlantic Capital Bancshares, Inc.*	4,494	81,252
Auburn National Bancorporation, Inc.	378	12,308
Banc of California, Inc.	7,533	109,831
BancFirst Corp.	3,165	169,897
Bancorp, Inc.(The)*	8,767	74,344
BancorpSouth Bank	16,386	478,144
Bank of Commerce Holdings	2,563	27,399
Bank of Marin Bancorp	2,373	99,524
Bank of NT Butterfield & Son Ltd.(The)	9,595	336,305
Bank of Princeton (The)	946	27,945
Bankwell Financial Group, Inc.	981	28,351
Banner Corp.	5,182	282,626
Bar Harbor Bankshares	2,700	64,611
Baycom Corp.*	1,646	35,554
BCB Bancorp, Inc.	2,261	26,544
Berkshire Hills Bancorp, Inc.	7,167	195,301
Blue Hills Bancorp, Inc.	3,850	91,014
Boston Private Financial Holdings, Inc.	13,455	156,078
Bridge Bancorp, Inc.	2,993	92,155
Brookline Bancorp, Inc.	13,706	203,808
Bryn Mawr Bank Corp.	3,555	131,499
Business First Bancshares, Inc.	1,978	45,632
Byline Bancorp, Inc.*	2,957	55,858
C&F Financial Corp.	636	31,787
Cadence Bancorp	20,280	380,250
Cambridge Bancorp (a)	645	49,085
Camden National Corp.	2,712	109,890
Capital Bancorp, Inc.*	951	11,174
Capital City Bank Group, Inc.	2,118	50,832
Capstar Financial Holdings, Inc.	1,402	22,362
Carolina Financial Corp.	3,761	130,206
Cathay General Bancorp	12,962	481,149
CB Financial Services, Inc.	735	17,750
CBTX, Inc.	3,243	104,587
CenterState Bank Corp.	16,073	398,610
Central Pacific Financial Corp.	4,290	122,823
Central Valley Community Bancorp	1,958	38,710
Century Bancorp, Inc., Class A	480	37,262
Chemical Financial Corp.	12,430	552,638
Chemung Financial Corp.	532	22,301
Citizens & Northern Corp.	2,224	55,756
City Holding Co.	2,609	187,013
Civista Bancshares, Inc.	2,134	39,970
CNB Financial Corp.	2,648	66,915
Coastal Financial Corp.*	804	11,956
Codorus Valley Bancorp, Inc.	1,470	32,487
Columbia Banking System, Inc.	12,684	466,137
Community Bank System, Inc.	8,667	519,587
Community Bankers Trust Corp.*	3,551	26,490
Community Financial Corp.(The)	846	24,999
Community Trust Bancorp, Inc.	2,766	112,327
ConnectOne Bancorp, Inc.	5,272	105,440
County Bancorp, Inc.	777	13,295
Customers Bancorp, Inc.*	5,078	99,884
CVB Financial Corp.	19,412	425,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
Eagle Bancorp, Inc.*	5,508	$302,279
Enterprise Bancorp, Inc.	1,759	56,904
Enterprise Financial Services Corp.	3,983	175,770
Equity Bancshares, Inc., Class A*	2,331	74,009
Esquire Financial Holdings, Inc.*	1,150	24,990
Evans Bancorp, Inc.	755	26,425
Farmers & Merchants Bancorp, Inc.	1,615	50,921
Farmers National Banc Corp.	4,190	54,344
FB Financial Corp.	2,918	96,527
Fidelity D&D Bancorp, Inc.(a)	498	29,387
Fidelity Southern Corp.	3,887	118,398
Financial Institutions, Inc.	2,791	74,855
First Bancorp	5,037	185,211
First Bancorp, Inc.	1,934	50,033
First Bancorp/PR	36,699	390,844
First Bancshares, Inc.(The)	2,164	70,135
First Bank	2,767	31,101
First Busey Corp.	7,802	193,178
First Business Financial Services, Inc.	1,330	27,451
First Choice Bancorp (a)	1,576	34,057
First Commonwealth Financial Corp.	16,802	228,507
First Community Bancshares, Inc.	2,863	98,201
First Community Corp.	1,126	23,083
First Financial Bancorp	16,563	436,104
First Financial Bankshares, Inc.	11,268	688,475
First Financial Corp.	2,204	91,400
First Financial Northwest, Inc.	1,219	18,468
First Foundation, Inc.*	6,499	94,430
First Guaranty Bancshares, Inc.	857	18,623
First Internet Bancorp	1,664	33,280
First Interstate BancSystem, Inc., Class A	5,755	223,985
First Merchants Corp.	8,617	315,641
First Mid-Illinois Bancshares, Inc.	2,393	77,964
First Midwest Bancorp, Inc.	17,768	391,251
First Northwest Bancorp	1,606	24,524
First of Long Island Corp.(The)	4,336	89,842
First Savings Financial Group, Inc.	351	17,596
First United Corp.	1,077	17,447
Flushing Financial Corp.	4,842	107,396
Franklin Financial Network, Inc.*	2,292	73,046
Fulton Financial Corp.	30,006	481,596
FVCBankcorp, Inc.*	502	8,785
German American Bancorp, Inc.	3,713	108,605
Glacier Bancorp, Inc.	14,631	617,136
Great Southern Bancorp, Inc.	1,982	105,720
Great Western Bancorp, Inc.	10,277	362,675
Guaranty Bancshares, Inc.	1,247	37,410
Hancock Whitney Corp.	14,517	596,358
Hanmi Financial Corp.	5,159	113,137
HarborOne Bancorp, Inc.*	2,591	39,331
Heartland Financial USA, Inc.	4,840	219,542
Heritage Commerce Corp.	6,967	92,452
Heritage Financial Corp.	6,177	191,363
Hilltop Holdings, Inc.	12,173	224,105
Home BancShares, Inc.	27,647	506,217
HomeTrust Bancshares, Inc.	3,034	81,918
Hope Bancorp, Inc.	21,243	303,987
Horizon Bancorp, Inc.	6,452	104,135
Howard Bancorp, Inc.*	2,095	26,879
IBERIABANK Corp.	9,654	713,334
Independent Bank Corp.	8,637	463,650
Independent Bank Group, Inc.	5,553	292,976
International Bancshares Corp.	9,242	327,814
Investar Holding Corp.	1,620	37,357
Investors Bancorp, Inc.	41,308	501,479
Lakeland Bancorp, Inc.	7,988	125,012
Lakeland Financial Corp.	3,905	175,842
LCNB Corp.	1,484	24,486
LegacyTexas Financial Group, Inc.	8,389	334,218
Level One Bancorp, Inc.	801	19,464
Live Oak Bancshares, Inc.	4,417	61,396
Macatawa Bank Corp.	4,387	42,817
MB Financial, Inc.	14,399	639,028
MBT Financial Corp.	2,931	29,339
Mercantile Bank Corp.	2,876	95,483
Metropolitan Bank Holding Corp.*	1,067	37,345
Mid Penn Bancorp, Inc.	833	19,284
Middlefield Banc Corp.	575	24,587
Midland States Bancorp, Inc.	3,638	87,712
MidSouth Bancorp, Inc.	2,346	26,791
MidWestOne Financial Group, Inc.	2,035	56,390
MutualFirst Financial, Inc.	1,018	29,522
MVB Financial Corp.	1,271	21,404
National Bank Holdings Corp., Class A	4,992	159,544
National Bankshares, Inc.	1,108	38,481
National Commerce Corp.*	3,224	131,265
NBT Bancorp, Inc.	7,396	263,446
Nicolet Bankshares, Inc.*	1,449	79,246
Northeast Bancorp	1,195	23,565
Northrim BanCorp, Inc.	1,279	42,373
Norwood Financial Corp.	950	27,854
Oak Valley Bancorp	1,244	21,957
OFG Bancorp	7,569	146,687
Ohio Valley Banc Corp.	672	24,111
Old Line Bancshares, Inc.	2,728	73,683
Old National Bancorp	25,655	414,072
Old Second Bancorp, Inc.	5,181	72,689
Opus Bank	3,500	73,150
Origin Bancorp, Inc.	3,212	109,433
Orrstown Financial Services, Inc.	1,161	21,862
Pacific City Financial Corp.	1,825	30,021
Pacific Mercantile Bancorp*	2,618	20,578
Pacific Premier Bancorp, Inc.* (a)	7,701	229,105
Park National Corp.	2,375	223,298
Parke Bancorp, Inc.	1,248	24,486
Peapack Gladstone Financial Corp.	3,251	86,769
Penns Woods Bancorp, Inc.	756	26,710
Peoples Bancorp of North Carolina, Inc.	739	19,214
Peoples Bancorp, Inc.	3,109	99,488
Peoples Financial Services Corp.	1,293	53,323
People’s Utah Bancorp	2,678	78,733
Preferred Bank	2,434	113,327
Premier Financial Bancorp, Inc.	1,960	27,969
QCR Holdings, Inc.	2,287	78,353
RBB Bancorp	2,220	41,403
Reliant Bancorp, Inc.	1,602	34,443
Renasant Corp.	8,035	285,403
Republic Bancorp, Inc., Class A	1,566	65,287
Republic First Bancorp, Inc.*	7,969	47,017
S&T Bancorp, Inc.	5,975	229,560
Sandy Spring Bancorp, Inc.	6,004	195,790
SB One Bancorp	1,128	24,703
Seacoast Banking Corp. of Florida*	7,976	219,500
Select Bancorp, Inc.*	2,790	33,759

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
ServisFirst Bancshares, Inc.	7,826	$264,128
Shore Bancshares, Inc.	2,047	30,500
Sierra Bancorp	2,552	67,883
Simmons First National Corp., Class A	15,700	388,418
SmartFinancial, Inc.*	1,808	34,894
South State Corp.	6,238	413,891
Southern First Bancshares, Inc.*	1,256	45,203
Southern National Bancorp of Virginia, Inc.	3,452	52,056
Southside Bancshares, Inc.	5,567	183,655
Spirit of Texas Bancshares, Inc.*	1,512	33,294
Stock Yards Bancorp, Inc.	3,950	136,552
Summit Financial Group, Inc.	1,774	41,742
Tompkins Financial Corp.	2,636	193,851
Towne Bank	11,639	302,148
TriCo Bancshares	4,552	171,701
TriState Capital Holdings, Inc.*	4,263	86,795
Triumph Bancorp, Inc.*	4,127	125,708
Trustmark Corp.	11,692	368,649
UMB Financial Corp.	7,887	507,607
Union Bankshares Corp.	11,427	360,636
Union Bankshares, Inc.(a)	643	30,639
United Bankshares, Inc.	16,962	599,946
United Community Banks, Inc.	12,662	325,667
United Security Bancshares	2,039	20,920
Unity Bancorp, Inc.	1,272	25,198
Univest Financial Corp.	5,050	118,625
Valley National Bancorp	55,779	563,926
Veritex Holdings, Inc.*	7,785	205,991
Washington Trust Bancorp, Inc.	2,705	140,768
WesBanco, Inc.	9,138	371,094
West Bancorporation, Inc.	2,907	62,617
Westamerica Bancorp	4,474	280,341

		32,479,875

Beverages 0.3%
Boston Beer Co., Inc.(The), Class A*	1,417	353,060
Castle Brands, Inc.*	12,929	10,929
Celsius Holdings, Inc.* (a)	3,668	15,002
Coca-Cola Consolidated, Inc.	815	175,877
Craft Brew Alliance, Inc.*	2,062	33,941
MGP Ingredients, Inc.(a)	2,271	163,035
National Beverage Corp.	2,030	170,195
Primo Water Corp.*	5,435	70,818

		992,857

Biotechnology 6.1%
Abeona Therapeutics, Inc.*	5,547	37,664
ACADIA Pharmaceuticals, Inc.* (a)	17,013	387,556
Acceleron Pharma, Inc.*	6,847	290,313
Achaogen, Inc.* (a)	4,899	7,397
Achillion Pharmaceuticals, Inc.*	23,750	52,012
Acorda Therapeutics, Inc.*	7,685	127,802
Adamas Pharmaceuticals, Inc.*	3,912	35,208
ADMA Biologics, Inc.* (a)	3,051	9,000
Aduro Biotech, Inc.*	10,377	30,923
Adverum Biotechnologies, Inc.*	8,792	27,959
Aeglea BioTherapeutics, Inc.*	2,632	24,056
Agenus, Inc.* (a)	16,955	57,138
AgeX Therapeutics, Inc.* (a)	1,984	7,678
Aimmune Therapeutics, Inc.*	7,464	175,553
Akebia Therapeutics, Inc.*	15,425	84,992
Albireo Pharma, Inc.*	1,478	38,428
Alder Biopharmaceuticals, Inc.*	10,017	141,039
Aldeyra Therapeutics, Inc.*	3,721	32,782
Allakos, Inc.*	1,546	61,763
Allena Pharmaceuticals, Inc.*	1,884	13,207
Allogene Therapeutics, Inc.* (a)	3,659	110,977
AMAG Pharmaceuticals, Inc.*	5,998	98,187
Amicus Therapeutics, Inc.*	32,422	390,361
AnaptysBio, Inc.*	3,633	240,941
Apellis Pharmaceuticals, Inc.*	6,268	87,752
Aptinyx, Inc.*	2,187	11,679
Arbutus Biopharma Corp.*	5,695	21,015
Arcus Biosciences, Inc.*	5,418	55,101
Ardelyx, Inc.*	8,358	17,552
Arena Pharmaceuticals, Inc.*	8,517	391,526
ArQule, Inc.*	17,901	66,234
Array BioPharma, Inc.*	35,609	664,820
Arrowhead Pharmaceuticals, Inc.*	14,918	210,642
Arsanis, Inc.*	642	1,753
Atara Biotherapeutics, Inc.*	7,349	279,262
Athenex, Inc.* (a)	7,270	85,423
Athersys, Inc.*	19,019	30,240
Audentes Therapeutics, Inc.*	6,400	158,720
AVEO Pharmaceuticals, Inc.*	21,882	15,304
Avid Bioservices, Inc.*	8,394	32,317
Avrobio, Inc.*	979	12,198
Bellicum Pharmaceuticals, Inc.*	6,438	21,245
BioCryst Pharmaceuticals, Inc.*	18,606	161,500
Biohaven Pharmaceutical Holding Co. Ltd.*	5,037	191,859
BioSpecifics Technologies Corp.*	1,104	71,738
BioTime, Inc.* (a)	16,328	23,022
Blueprint Medicines Corp.*	7,260	523,373
Calithera Biosciences, Inc.*	4,932	21,997
Calyxt, Inc.*	713	9,462
Cara Therapeutics, Inc.*	5,986	91,287
CareDx, Inc.*	6,031	169,049
CASI Pharmaceuticals, Inc.*	8,051	27,856
Catalyst Biosciences, Inc.*	1,924	16,912
Catalyst Pharmaceuticals, Inc.*	15,892	40,048
Celcuity, Inc.*	943	20,953
Cellular Biomedicine Group, Inc.*	2,035	36,162
ChemoCentryx, Inc.*	4,085	50,000
Chimerix, Inc.*	7,520	17,522
Clovis Oncology, Inc.*	8,181	207,470
Cohbar, Inc.Reg. S*	3,586	11,762
Coherus Biosciences, Inc.*	8,730	117,506
Concert Pharmaceuticals, Inc.*	3,469	49,086
Constellation Pharmaceuticals, Inc.*	182	1,316
Corbus Pharmaceuticals Holdings, Inc.* (a)	7,797	58,945
Corvus Pharmaceuticals, Inc.*	2,238	8,930
Crinetics Pharmaceuticals, Inc.* (a)	1,124	29,539
CTI BioPharma Corp.*	8,202	9,760
Cue Biopharma, Inc.*	2,860	14,615
Cytokinetics, Inc.*	7,565	53,182
CytomX Therapeutics, Inc.*	8,118	137,844
Deciphera Pharmaceuticals, Inc.*	1,384	37,188
Denali Therapeutics, Inc.* (a)	7,709	146,934
Dicerna Pharmaceuticals, Inc.*	9,236	95,223
Dynavax Technologies Corp.* (a)	10,723	118,167
Eagle Pharmaceuticals, Inc.*	1,801	76,110
Editas Medicine, Inc.*	7,850	170,581
Eidos Therapeutics, Inc.*	1,062	12,967
Emergent BioSolutions, Inc.*	7,794	486,268
Enanta Pharmaceuticals, Inc.*	2,880	228,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Epizyme, Inc.*	10,742	$109,783
Equillium, Inc.*	902	7,929
Esperion Therapeutics, Inc.* (a)	3,937	182,874
Evelo Biosciences, Inc.*	2,351	21,112
Fate Therapeutics, Inc.*	10,415	157,683
Fennec Pharmaceuticals, Inc.*	1,822	12,189
FibroGen, Inc.*	13,096	743,198
Five Prime Therapeutics, Inc.*	5,503	61,909
Flexion Therapeutics, Inc.* (a)	5,815	85,422
Fortress Biotech, Inc.* (a)	5,024	10,400
Forty Seven, Inc.*	1,259	18,495
G1 Therapeutics, Inc.*	3,778	80,811
Genomic Health, Inc.*	3,572	270,793
Geron Corp.*	27,701	31,856
Global Blood Therapeutics, Inc.*	8,565	410,349
GlycoMimetics, Inc.*	5,941	66,539
Gritstone Oncology, Inc.*	1,173	15,014
GTx, Inc.*	746	813
Halozyme Therapeutics, Inc.*	21,374	345,831
Heron Therapeutics, Inc.*	12,073	324,764
Homology Medicines, Inc.*	2,965	60,101
Idera Pharmaceuticals, Inc.*	2,840	7,185
Immune Design Corp.*	6,032	9,410
ImmunoGen, Inc.*	23,981	125,900
Immunomedics, Inc.* (a)	25,327	374,586
Inovio Pharmaceuticals, Inc.*	14,662	73,457
Insmed, Inc.*	13,144	319,531
Insys Therapeutics, Inc.* (a)	4,798	16,601
Intellia Therapeutics, Inc.*	5,716	80,824
Intercept Pharmaceuticals, Inc.*	3,835	462,808
Intrexon Corp.* (a)	12,816	98,171
Invitae Corp.*	11,003	154,922
Iovance Biotherapeutics, Inc.*	18,216	166,676
Ironwood Pharmaceuticals, Inc.*	24,375	332,963
Jounce Therapeutics, Inc.*	2,336	9,788
Kadmon Holdings, Inc.*	16,230	39,114
Karyopharm Therapeutics, Inc.*	8,352	70,741
Kezar Life Sciences, Inc.*	793	14,203
Kindred Biosciences, Inc.*	5,475	53,929
Kiniksa Pharmaceuticals Ltd., Class A*	930	16,275
Kodiak Sciences, Inc.*	1,612	12,380
Kura Oncology, Inc.*	5,115	81,329
La Jolla Pharmaceutical Co.* (a)	3,818	23,061
Lexicon Pharmaceuticals, Inc.* (a)	7,678	36,317
Ligand Pharmaceuticals, Inc.*	3,658	432,010
LogicBio Therapeutics, Inc.*	1,418	12,535
Loxo Oncology, Inc.*	4,694	1,101,212
MacroGenics, Inc.*	6,792	79,670
Madrigal Pharmaceuticals, Inc.* (a)	1,174	135,902
Magenta Therapeutics, Inc.* (a)	987	6,919
MannKind Corp.* (a)	23,016	29,000
MediciNova, Inc.* (a)	6,810	61,835
MeiraGTx Holdings plc*	1,009	12,491
Mersana Therapeutics, Inc.*	2,020	9,252
Minerva Neurosciences, Inc.*	5,116	33,663
Miragen Therapeutics, Inc.* (a)	4,166	11,915
Mirati Therapeutics, Inc.* (a)	3,375	223,020
Molecular Templates, Inc.*	1,476	6,996
Momenta Pharmaceuticals, Inc.*	13,159	156,066
Mustang Bio, Inc.*	2,448	9,107
Myriad Genetics, Inc.*	12,060	339,971
NantKwest, Inc.*	4,768	5,149
Natera, Inc.*	5,519	75,003
Neon Therapeutics, Inc.*	1,340	5,682
NewLink Genetics Corp.*	4,676	6,967
Novavax, Inc.* (a)	67,504	157,959
Nymox Pharmaceutical Corp.* (a)	5,581	12,334
OPKO Health, Inc.*	55,162	202,996
Organovo Holdings, Inc.*	25,311	25,564
Ovid therapeutics, Inc.*	2,085	5,901
Palatin Technologies, Inc.*	36,785	25,444
PDL BioPharma, Inc.*	24,587	78,187
Pfenex, Inc.*	5,914	23,301
Pieris Pharmaceuticals, Inc.*	8,398	24,102
PolarityTE, Inc.* (a)	1,577	27,944
Portola Pharmaceuticals, Inc.* (a)	11,176	302,870
Principia Biopharma, Inc.*	974	29,522
Progenics Pharmaceuticals, Inc.*	14,169	62,769
Proteostasis Therapeutics, Inc.* (a)	6,245	18,860
Prothena Corp. plc*	7,531	88,489
PTC Therapeutics, Inc.*	7,765	241,724
Puma Biotechnology, Inc.* (a)	5,013	139,762
Ra Pharmaceuticals, Inc.*	2,301	47,240
Radius Health, Inc.* (a)	7,006	128,000
Recro Pharma, Inc.*	3,346	27,738
REGENXBIO, Inc.*	5,534	243,275
Repligen Corp.*	6,692	381,511
Replimune Group, Inc.*	1,185	14,350
Retrophin, Inc.*	6,921	149,217
Rhythm Pharmaceuticals, Inc.*	2,497	66,420
Rigel Pharmaceuticals, Inc.*	29,457	63,627
Rocket Pharmaceuticals, Inc.*	3,733	53,681
Rubius Therapeutics, Inc.*	1,940	26,559
Sangamo Therapeutics, Inc.* (a)	17,398	203,383
Savara, Inc.*	5,063	38,428
Scholar Rock Holding Corp.*	915	13,826
Selecta Biosciences, Inc.*	2,910	4,569
Seres Therapeutics, Inc.*	3,297	20,310
Solid Biosciences, Inc.*	2,042	51,397
Sorrento Therapeutics, Inc.* (a)	18,168	37,426
Spark Therapeutics, Inc.*	5,400	258,228
Spectrum Pharmaceuticals, Inc.*	17,752	198,822
Spero Therapeutics, Inc.*	1,342	14,118
Spring Bank Pharmaceuticals, Inc.*	2,612	28,288
Stemline Therapeutics, Inc.*	5,507	60,907
Surface Oncology, Inc.*	2,400	13,800
Sutro Biopharma, Inc.*	1,088	11,511
Syndax Pharmaceuticals, Inc.*	2,150	12,040
Synergy Pharmaceuticals, Inc.*	43,930	14,075
Synlogic, Inc.*	2,491	20,127
Syros Pharmaceuticals, Inc.*	3,967	23,762
T2 Biosystems, Inc.*	5,954	20,839
TG Therapeutics, Inc.* (a)	12,195	50,000
Tocagen, Inc.*	2,876	32,384
Translate Bio, Inc.*	1,245	7,072
Twist Bioscience Corp.*	863	19,961
Tyme Technologies, Inc.* (a)	17,868	48,065
Ultragenyx Pharmaceutical, Inc.*	8,273	408,024
UNITY Biotechnology, Inc.* (a)	4,290	49,078
Unum Therapeutics, Inc.*	3,248	14,031
Vanda Pharmaceuticals, Inc.*	8,875	240,779
Veracyte, Inc.*	4,949	90,022
Verastem, Inc.* (a)	11,370	37,294
Vericel Corp.*	7,486	128,759
Viking Therapeutics, Inc.* (a)	10,280	83,885
Vital Therapies, Inc.*	4,909	1,080
Voyager Therapeutics, Inc.*	3,834	40,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Xencor, Inc.*	7,941	$286,670
XOMA Corp.* (a)	1,079	13,024
Y-mAbs Therapeutics, Inc.*	1,182	24,326
Zafgen, Inc.*	4,994	22,173
ZIOPHARM Oncology, Inc.* (a)	21,136	47,345

		21,902,404

Building Products 1.2%
AAON, Inc.	7,082	261,609
Advanced Drainage Systems, Inc.	6,408	163,404
American Woodmark Corp.*	2,432	170,118
Apogee Enterprises, Inc.	4,758	162,105
Armstrong Flooring, Inc.*	3,491	47,198
Builders FirstSource, Inc.*	19,377	256,164
Caesarstone Ltd.(a)	4,070	62,597
Continental Building Products, Inc.*	6,374	167,891
CSW Industrials, Inc.*	2,710	139,971
Gibraltar Industries, Inc.*	5,458	194,578
Griffon Corp.	6,349	101,013
Insteel Industries, Inc.	3,129	69,120
JELD-WEN Holding, Inc.*	12,178	217,255
Masonite International Corp.*	4,509	257,915
NCI Building Systems, Inc.*	7,328	59,796
Patrick Industries, Inc.*	4,084	162,952
PGT Innovations, Inc.*	9,695	161,325
Quanex Building Products Corp.	6,061	94,855
Simpson Manufacturing Co., Inc.	7,126	437,394
Trex Co., Inc.*	10,281	717,202
Universal Forest Products, Inc.	10,227	315,196

		4,219,658

Capital Markets 1.2%
Arlington Asset Investment Corp., Class A	5,078	43,772
Artisan Partners Asset Management, Inc., Class A	8,417	196,284
Ashford, Inc.	137	8,905
Associated Capital Group, Inc., Class A	292	12,378
B. Riley Financial, Inc.	3,362	51,270
Blucora, Inc.*	8,392	247,648
BrightSphere Investment Group plc	14,237	176,112
Cohen & Steers, Inc.	3,966	149,241
Cowen, Inc.*	4,663	75,401
Diamond Hill Investment Group, Inc.	538	83,390
Donnelley Financial Solutions, Inc.*	5,782	84,648
Federated Investors, Inc., Class B	16,569	432,948
Focus Financial Partners, Inc., Class A*	3,471	97,605
GAIN Capital Holdings, Inc.(a)	4,543	29,393
GAMCO Investors, Inc., Class A	1,070	21,347
Greenhill & Co., Inc.	3,011	75,456
Hamilton Lane, Inc., Class A	2,655	96,297
Houlihan Lokey, Inc.	5,912	261,547
INTL. FCStone, Inc.*	2,720	103,986
Investment Technology Group, Inc.	5,657	171,181
Ladenburg Thalmann Financial Services, Inc.	18,905	54,446
Moelis & Co., Class A	7,659	335,081
Oppenheimer Holdings, Inc., Class A	1,812	48,797
Piper Jaffray Cos.	2,423	167,260
PJT Partners, Inc., Class A	3,470	150,876
Pzena Investment Management, Inc., Class A	2,750	24,090
Safeguard Scientifics, Inc.*	3,272	31,051
Siebert Financial Corp.*	1,094	12,100
Silvercrest Asset Management Group, Inc., Class A	1,635	21,778
Stifel Financial Corp.	11,792	564,483
Value Line, Inc.	325	6,971
Virtus Investment Partners, Inc.	1,156	104,005
Waddell & Reed Financial, Inc., Class A (a)	13,561	232,164
Westwood Holdings Group, Inc.	1,547	56,651
WisdomTree Investments, Inc.	20,852	139,708

		4,368,270

Chemicals 1.8%
Advanced Emissions Solutions, Inc.(a)	1,037	11,749
AdvanSix, Inc.*	5,263	166,521
AgroFresh Solutions, Inc.*	5,100	20,502
American Vanguard Corp.	5,013	87,828
Amyris, Inc.*	5,482	18,584
Balchem Corp.	5,586	463,750
Chase Corp.	1,251	126,126
Ferro Corp.*	14,251	237,564
Flotek Industries, Inc.*	8,914	22,820
FutureFuel Corp.	4,772	87,375
GCP Applied Technologies, Inc.*	12,242	308,499
Hawkins, Inc.	1,749	72,566
HB Fuller Co.	8,579	423,717
Ingevity Corp.*	7,361	692,449
Innophos Holdings, Inc.	3,357	100,374
Innospec, Inc.	4,104	288,388
Intrepid Potash, Inc.*	17,972	55,893
Koppers Holdings, Inc.*	3,573	81,429
Kraton Corp.*	5,301	149,488
Kronos Worldwide, Inc.	4,041	53,220
Livent Corp.* (a)	3,790	47,981
LSB Industries, Inc.*	3,511	26,157
Marrone Bio Innovations, Inc.* (a)	8,613	13,178
Minerals Technologies, Inc.	5,993	351,010
OMNOVA Solutions, Inc.*	6,965	62,058
PolyOne Corp.	13,629	441,171
PQ Group Holdings, Inc.*	6,356	95,658
Quaker Chemical Corp.	2,277	465,556
Rayonier Advanced Materials, Inc.	8,784	127,192
Sensient Technologies Corp.	7,383	463,505
Stepan Co.	3,604	316,900
Trecora Resources*	3,766	32,651
Tredegar Corp.	4,549	74,194
Trinseo SA	7,478	366,796
Tronox Ltd., Class A	16,058	140,668
Valhi, Inc.	3,680	12,254

		6,505,771

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	11,250	384,637
ACCO Brands Corp.	18,264	161,271
Advanced Disposal Services, Inc.*	12,325	310,590
Brady Corp., Class A	8,213	367,203
BrightView Holdings, Inc.*	3,884	57,522
Brink’s Co.(The)	8,605	637,200
Casella Waste Systems, Inc., Class A*	6,797	204,726
CECO Environmental Corp.*	4,810	33,093
Charah Solutions, Inc.*	1,894	13,561
Cimpress NV*	3,838	319,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.	20,185	$324,979
Deluxe Corp.	7,866	369,466
Ennis, Inc.	4,424	87,772
Healthcare Services Group, Inc.(a)	12,854	560,691
Heritage-Crystal Clean, Inc.*	2,663	68,173
Herman Miller, Inc.	10,409	356,300
HNI Corp.	7,471	290,398
Interface, Inc.	10,199	167,366
Kimball International, Inc., Class B	6,363	89,909
Knoll, Inc.	8,372	168,780
LSC Communications, Inc.	6,254	49,594
Matthews International Corp., Class A	5,370	238,911
McGrath RentCorp	4,323	217,879
Mobile Mini, Inc.	7,591	286,864
MSA Safety, Inc.	5,837	584,751
Multi-Color Corp.	2,403	111,860
NL Industries, Inc.*	969	3,673
PICO Holdings, Inc.*	3,581	34,772
Pitney Bowes, Inc.	32,322	233,042
Quad/Graphics, Inc.	5,728	77,385
RR Donnelley & Sons Co.	12,802	65,290
SP Plus Corp.*	3,902	129,156
Steelcase, Inc., Class A	14,758	243,507
Team, Inc.*(a)	5,069	72,689
Tetra Tech, Inc.	9,638	531,921
UniFirst Corp.	2,665	368,916
US Ecology, Inc.	3,774	240,291
Viad Corp.	3,483	183,554
VSE Corp.	1,397	45,584

		8,692,482

Communications Equipment 1.6%
Acacia Communications, Inc.*	4,705	204,715
ADTRAN, Inc.	8,287	120,824
Aerohive Networks, Inc.*	5,146	19,658
Applied Optoelectronics, Inc.*	3,226	56,068
CalAmp Corp.*	6,022	86,777
Calix, Inc.*	7,920	86,170
Casa Systems, Inc.*	4,356	50,704
Ciena Corp.*	24,587	936,519
Clearfield, Inc.*	1,870	22,010
Comtech Telecommunications Corp.	3,940	98,382
DASAN Zhone Solutions, Inc.*	922	12,318
Digi International, Inc.*	4,277	50,725
Extreme Networks, Inc.*	20,112	152,047
Finisar Corp.*	20,421	465,190
Harmonic, Inc.*	14,281	75,546
Infinera Corp.*	25,564	112,482
InterDigital, Inc.	5,968	434,530
KVH Industries, Inc.*	2,541	28,408
Lumentum Holdings, Inc.*	12,772	624,678
NETGEAR, Inc.*	5,555	220,034
NetScout Systems, Inc.*	12,908	334,704
Plantronics, Inc.	5,684	220,482
Quantenna Communications, Inc.*	5,869	87,683
Ribbon Communications, Inc.*	8,744	48,792
ViaSat, Inc.*(a)	9,665	605,899
Viavi Solutions, Inc.*	39,827	442,876

		5,598,221

Construction & Engineering 1.0%
Aegion Corp.*	5,520	100,188
Ameresco, Inc., Class A*	3,302	49,299
Argan, Inc.	2,541	107,281
Comfort Systems USA, Inc.	6,277	301,108
Dycom Industries, Inc.*(a)	5,182	300,815
EMCOR Group, Inc.	9,790	638,602
Granite Construction, Inc.	7,551	326,354
Great Lakes Dredge & Dock Corp.*	10,622	75,097
HC2 Holdings, Inc.*(a)	6,718	22,908
IES Holdings, Inc.*	1,568	26,248
Infrastructure and Energy Alternatives, Inc.*	2,760	22,880
KBR, Inc.	24,571	422,621
MasTec, Inc.*	10,872	482,499
MYR Group, Inc.*	2,831	86,261
Northwest Pipe Co.*	1,556	35,850
NV5 Global, Inc.*	1,557	110,189
Orion Group Holdings, Inc.*	4,453	18,792
Primoris Services Corp.	7,183	143,301
Sterling Construction Co., Inc.*	4,669	61,818
Tutor Perini Corp.*(a)	6,513	112,089
WillScot Corp.*	5,851	59,973

		3,504,173

Construction Materials 0.1%
Forterra, Inc.*	3,006	15,421
Summit Materials, Inc., Class A*	19,040	290,551
United States Lime & Minerals, Inc.	332	22,911
US Concrete, Inc.* (a)	2,782	99,039

		427,922

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,895	23,688
Elevate Credit, Inc.*	3,353	14,921
Encore Capital Group, Inc.*(a)	4,516	133,403
Enova International, Inc.*	5,712	131,662
EZCORP, Inc., Class A*	8,878	82,743
FirstCash, Inc.	7,540	621,522
Green Dot Corp., Class A*	8,385	620,658
LendingClub Corp.*	54,516	173,906
Nelnet, Inc., Class A	3,184	167,478
PRA Group, Inc.*	7,997	235,991
Regional Management Corp.*	1,648	45,287
World Acceptance Corp.*	1,080	111,985

		2,363,244

Containers & Packaging 0.1%
Greif, Inc., Class A	4,251	165,789
Greif, Inc., Class B	1,135	51,245
Myers Industries, Inc.	5,866	95,381
UFP Technologies, Inc.*	1,059	34,947

		347,362

Distributors 0.1%
Core-Mark Holding Co., Inc.	7,820	218,022
Funko, Inc., Class A*	1,836	31,855
Weyco Group, Inc.	1,012	27,192

		277,069

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	10,042	491,054
American Public Education, Inc.*	2,816	83,325
Career Education Corp.*	11,662	150,556
Carriage Services, Inc.	2,911	56,619
Chegg, Inc.*	18,634	656,289
Houghton Mifflin Harcourt Co.*	17,859	186,984
K12, Inc.*	6,445	203,082
Laureate Education, Inc., Class A*	16,185	258,960
Regis Corp.*	6,089	113,560
Sotheby’s*	6,058	244,683
Strategic Education, Inc.	3,578	391,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Diversified Consumer Services (continued)
Weight Watchers International, Inc.*	6,707	$214,624

		3,051,169

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,203	97,712
Cannae Holdings, Inc.*	11,778	227,787
FGL Holdings*	25,529	201,934
Marlin Business Services Corp.	1,421	31,532
On Deck Capital, Inc.*	8,827	66,379

		625,344

Diversified Telecommunication Services 0.5%
ATN International, Inc.	1,802	134,393
Cincinnati Bell, Inc.*	7,686	64,101
Cogent Communications Holdings, Inc.	7,101	344,044
Consolidated Communications Holdings, Inc.(a)	12,070	128,908
Frontier Communications Corp.*(a)	19,807	39,614
Intelsat SA*	9,670	235,271
Iridium Communications, Inc.*	16,895	327,425
Ooma, Inc.*	3,214	48,564
ORBCOMM, Inc.*	12,592	102,499
pdvWireless, Inc.*	1,539	62,083
Vonage Holdings Corp.*	38,511	350,835
Windstream Holdings, Inc.*(a)	6,902	20,775

		1,858,512

Electric Utilities 1.1%
ALLETE, Inc.	8,870	682,458
El Paso Electric Co.	6,997	367,482
IDACORP, Inc.	8,718	850,005
MGE Energy, Inc.	6,082	391,133
Otter Tail Corp.	6,801	329,509
PNM Resources, Inc.	13,719	584,292
Portland General Electric Co.	15,327	740,601
Spark Energy, Inc., Class A	1,777	14,749

		3,960,229

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,234	52,025
Atkore International Group, Inc.*	6,752	156,579
AZZ, Inc.	4,446	198,959
Babcock & Wilcox Enterprises, Inc.*	5,294	3,108
Encore Wire Corp.	3,509	189,135
Energous Corp.*(a)	3,761	28,057
EnerSys	7,221	615,662
Enphase Energy, Inc.*(a)	15,501	112,072
FuelCell Energy, Inc.*(a)	13,049	6,697
Generac Holdings, Inc.*	10,395	550,207
Plug Power, Inc.* (a)	36,903	50,557
Powell Industries, Inc.	1,416	39,521
Preformed Line Products Co.	499	27,695
Sunrun, Inc.*	17,036	226,579
Thermon Group Holdings, Inc.*	5,570	128,444
TPI Composites, Inc.*	2,367	71,649
Vicor Corp.*	2,986	117,619
Vivint Solar, Inc.*	4,967	21,805

		2,596,370

Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.*	5,053	306,768
Arlo Technologies, Inc.*(a)	12,869	92,528
AVX Corp.	8,127	144,254
Badger Meter, Inc.	4,886	257,932
Bel Fuse, Inc., Class B	1,560	36,005
Belden, Inc.	6,902	370,016
Benchmark Electronics, Inc.	7,545	191,794
Control4 Corp.*	4,470	88,819
CTS Corp.	5,581	158,333
Daktronics, Inc.	5,721	43,079
Electro Scientific Industries, Inc.*	5,484	164,520
ePlus, Inc.*	2,374	188,068
Fabrinet*	6,171	350,760
FARO Technologies, Inc.*	2,887	122,755
Fitbit, Inc., Class A*	37,402	230,770
II-VI, Inc.*	10,837	411,373
Insight Enterprises, Inc.*	6,028	276,806
Iteris, Inc.*	3,795	14,611
Itron, Inc.*	5,819	317,892
KEMET Corp.	9,521	168,712
Kimball Electronics, Inc.*	4,314	69,757
Knowles Corp.*	14,997	233,953
Maxwell Technologies, Inc.*(a)	5,821	17,347
Mesa Laboratories, Inc.	572	129,575
Methode Electronics, Inc.	6,188	159,341
MTS Systems Corp.	3,075	153,934
Napco Security Technologies, Inc.*	2,278	35,787
nLight, Inc.*(a)	3,886	75,971
Novanta, Inc.*	5,745	400,312
OSI Systems, Inc.*	2,882	258,487
PAR Technology Corp.*	1,820	45,373
Park Electrochemical Corp.	3,455	78,705
PC Connection, Inc.	2,098	69,507
Plexus Corp.*	5,331	299,176
Rogers Corp.*	3,129	397,101
Sanmina Corp.*	11,989	374,297
ScanSource, Inc.*	4,298	164,656
SYNNEX Corp.	7,146	691,447
Tech Data Corp.*	6,664	637,278
TTM Technologies, Inc.*	16,002	183,703
Vishay Intertechnology, Inc.	22,678	442,221
Vishay Precision Group, Inc.*	1,817	60,742

		8,914,465

Energy Equipment & Services 1.3%
Archrock, Inc.	21,848	206,245
Basic Energy Services, Inc.*	3,669	17,428
Bristow Group, Inc.*(a)	6,715	22,092
C&J Energy Services, Inc.*	11,112	178,570
Cactus, Inc., Class A*	6,333	207,849
CARBO Ceramics, Inc.*	3,698	14,903
Covia Holdings Corp.*(a)	5,121	23,966
Dawson Geophysical Co.*	3,300	12,903
Diamond Offshore Drilling, Inc.*(a)	11,145	121,815
Dril-Quip, Inc.*(a)	6,085	227,822
Era Group, Inc.*	3,189	30,040
Exterran Corp.*	5,582	96,904
Forum Energy Technologies, Inc.*	13,964	68,563
Frank’s International NV*	12,745	72,519
FTS International, Inc.*	5,776	47,074
Helix Energy Solutions Group, Inc.*	24,105	164,637
Independence Contract Drilling, Inc.*	6,585	22,521
ION Geophysical Corp.*	1,715	15,384
Keane Group, Inc.*	9,507	95,831
Key Energy Services, Inc.*	1,691	2,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
KLX Energy Services Holdings, Inc.*	3,451	$89,933
Liberty Oilfield Services, Inc., Class A(a)	7,744	117,786
Mammoth Energy Services, Inc.	2,368	52,404
Matrix Service Co.*	4,599	98,649
McDermott International, Inc.*	31,323	276,269
Natural Gas Services Group, Inc.*	2,034	33,581
NCS Multistage Holdings, Inc.*	1,724	9,758
Newpark Resources, Inc.*	15,093	125,423
Nine Energy Service, Inc.*	2,649	63,523
Noble Corp. plc*	42,274	139,504
Oceaneering International, Inc.*	17,364	272,441
Oil States International, Inc.*	10,235	176,247
PHI, Inc.(Non-Voting)*(a)	1,919	6,294
Pioneer Energy Services Corp.*	12,292	18,192
Profire Energy, Inc.*	3,776	6,306
ProPetro Holding Corp.*	12,165	198,776
Quintana Energy Services, Inc.*	960	4,646
RigNet, Inc.* (a)	2,161	28,871
Rowan Cos. plc, Class A*	22,540	274,763
SEACOR Holdings, Inc.*	2,934	121,438
SEACOR Marine Holdings, Inc.*	2,616	34,662
Select Energy Services, Inc., Class A*	7,891	67,074
Smart Sand, Inc.*(a)	3,525	8,954
Solaris Oilfield Infrastructure, Inc., Class A(a)	4,675	70,312
Superior Energy Services, Inc.*	26,351	103,032
TETRA Technologies, Inc.*	20,087	42,785
Tidewater, Inc.*	4,763	102,500
Unit Corp.*	9,003	143,688
US Silica Holdings, Inc.(a)	14,084	189,852

		4,527,553

Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	9,012	132,026
Eros International plc*(a)	6,185	58,943
Glu Mobile, Inc.*	19,151	186,531
IMAX Corp.*	9,491	197,128
Liberty Media Corp.-Liberty Braves, Class C*	6,178	166,559
Liberty Media Corp-Liberty Braves, Class A*	1,604	43,533
LiveXLive Media, Inc.*	5,050	30,754
Marcus Corp.(The)	3,292	146,724
Reading International, Inc., Class A*	2,743	43,339
Rosetta Stone, Inc.*	3,191	48,376
World Wrestling Entertainment, Inc., Class A	7,485	616,315

		1,670,228

Equity Real Estate Investment Trusts (REITs) 6.6%
Acadia Realty Trust	14,227	408,742
Agree Realty Corp.	5,687	375,513
Alexander & Baldwin, Inc.*	11,806	272,010
Alexander’s, Inc.	384	127,895
American Assets Trust, Inc.	6,568	282,030
Americold Realty Trust	14,980	439,214
Armada Hoffler Properties, Inc.	8,525	128,045
Ashford Hospitality Trust, Inc.	14,949	73,998
Bluerock Residential Growth REIT, Inc.	4,460	46,295
Braemar Hotels & Resorts, Inc.	4,959	55,144
BRT Apartments Corp.	1,326	17,251
CareTrust REIT, Inc.	13,579	298,466
CatchMark Timber Trust, Inc., Class A	8,490	78,023
CBL & Associates Properties, Inc.	29,189	72,681
Cedar Realty Trust, Inc.	15,923	55,571
Chatham Lodging Trust	7,850	158,648
Chesapeake Lodging Trust	10,255	292,062
City Office REIT, Inc.	6,762	78,169
Clipper Realty, Inc.	2,564	33,204
Community Healthcare Trust, Inc.	3,012	99,456
CoreCivic, Inc.	20,654	410,395
CorEnergy Infrastructure Trust, Inc.	2,149	76,956
CorePoint Lodging, Inc.	7,038	86,145
Cousins Properties, Inc.	72,914	645,289
DiamondRock Hospitality Co.	35,369	359,349
Easterly Government Properties, Inc.	10,441	187,520
EastGroup Properties, Inc.	6,106	631,727
Essential Properties Realty Trust, Inc.	6,614	105,163
Farmland Partners, Inc.	5,091	28,560
First Industrial Realty Trust, Inc.	21,528	704,396
Four Corners Property Trust, Inc.	11,752	331,876
Franklin Street Properties Corp.	18,106	134,346
Front Yard Residential Corp.	8,589	92,933
GEO Group, Inc.(The)	20,928	471,926
Getty Realty Corp.	5,574	178,702
Gladstone Commercial Corp.	4,783	95,421
Gladstone Land Corp.	2,094	25,295
Global Medical REIT, Inc.	2,940	28,195
Global Net Lease, Inc.	12,305	238,594
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,785	198,453
Healthcare Realty Trust, Inc.	21,704	700,822
Hersha Hospitality Trust	6,230	115,442
Independence Realty Trust, Inc.	15,098	157,774
Industrial Logistics Properties Trust	11,282	242,450
InfraREIT, Inc.	7,621	160,803
Innovative Industrial Properties, Inc.	1,037	64,211
Investors Real Estate Trust	1,944	114,443
iStar, Inc.	11,852	113,661
Jernigan Capital, Inc.	3,155	68,400
Kite Realty Group Trust	14,397	239,422
Lexington Realty Trust	36,052	346,460
LTC Properties, Inc.	6,662	316,045
Mack-Cali Realty Corp.	15,610	321,566
MedEquities Realty Trust, Inc.	4,644	53,731
Monmouth Real Estate Investment Corp.	14,937	205,234
National Health Investors, Inc.	6,920	576,159
National Storage Affiliates Trust	10,007	291,204
New Senior Investment Group, Inc.	13,360	72,411
NexPoint Residential Trust, Inc.	3,072	114,924
NorthStar Realty Europe Corp.	7,892	132,507
Office Properties Income Trust	7,741	247,944
One Liberty Properties, Inc.	2,614	71,101
Pebblebrook Hotel Trust	23,411	750,323
Pennsylvania REIT	11,884	87,585
Physicians Realty Trust	31,833	576,496
Piedmont Office Realty Trust, Inc., Class A	21,650	419,144
PotlatchDeltic Corp.	11,557	426,222
Preferred Apartment Communities, Inc., Class A	6,771	107,659
PS Business Parks, Inc.	3,437	499,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
QTS Realty Trust, Inc., Class A	8,743	$368,168
Retail Opportunity Investments Corp.	19,211	337,537
Rexford Industrial Realty, Inc.	15,801	530,914
RLJ Lodging Trust	30,234	560,841
RPT Realty	13,732	179,752
Ryman Hospitality Properties, Inc.	7,682	617,249
Sabra Health Care REIT, Inc.	30,931	635,323
Safety Income & Growth, Inc.	1,279	22,562
Saul Centers, Inc.	1,985	105,126
Seritage Growth Properties, Class A	5,545	222,964
Spirit MTA REIT	7,946	62,138
STAG Industrial, Inc.	16,354	450,880
Summit Hotel Properties, Inc.	17,815	198,994
Sunstone Hotel Investors, Inc.	39,658	567,109
Tanger Factory Outlet Centers, Inc.	15,940	362,635
Terreno Realty Corp.	10,097	407,313
Tier REIT, Inc.	9,162	215,307
UMH Properties, Inc.	5,500	77,165
Universal Health Realty Income Trust	2,244	156,452
Urban Edge Properties	19,423	396,618
Urstadt Biddle Properties, Inc., Class A	5,194	111,255
Washington Prime Group, Inc.	32,103	182,345
Washington REIT	14,172	359,260
Whitestone REIT	6,632	94,042
Xenia Hotels & Resorts, Inc.	19,216	360,684

		23,599,452

Food & Staples Retailing 0.6%
Andersons, Inc.(The)	4,673	163,789
BJ’s Wholesale Club Holdings, Inc.*	12,480	328,349
Chefs’ Warehouse, Inc.(The)*	3,790	121,735
Ingles Markets, Inc., Class A	2,491	71,093
Natural Grocers by Vitamin Cottage, Inc.*	1,734	23,686
Performance Food Group Co.*	17,778	607,296
PriceSmart, Inc.	3,810	233,362
Rite Aid Corp.*	180,303	144,837
Smart & Final Stores, Inc.*	3,686	22,227
SpartanNash Co.	6,112	126,824
United Natural Foods, Inc.*	8,646	113,263
Village Super Market, Inc., Class A	1,279	34,392
Weis Markets, Inc.	1,707	82,824

		2,073,677

Food Products 1.1%
Alico, Inc.	476	14,090
B&G Foods, Inc.(a)	11,611	309,549
Calavo Growers, Inc.	2,723	221,543
Cal-Maine Foods, Inc.	5,361	226,127
Darling Ingredients, Inc.*	28,045	596,517
Dean Foods Co.	15,790	65,844
Farmer Brothers Co.*	1,647	40,516
Fresh Del Monte Produce, Inc.	5,233	167,351
Freshpet, Inc.*	4,524	162,728
Hostess Brands, Inc.*	16,877	193,917
J&J Snack Foods Corp.	2,610	402,854
John B Sanfilippo & Son, Inc.	1,495	102,034
Lancaster Colony Corp.	3,269	520,000
Landec Corp.*	4,358	55,303
Limoneira Co.	2,813	61,970
Sanderson Farms, Inc.	3,497	430,481
Seneca Foods Corp., Class A*	1,139	32,576
Simply Good Foods Co.(The)*	10,327	204,371
Tootsie Roll Industries, Inc.(a)	2,817	97,609

		3,905,380

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,733	247,528
New Jersey Resources Corp.	15,001	727,548
Northwest Natural Holding Co.	4,843	303,172
ONE Gas, Inc.	8,971	736,968
RGC Resources, Inc.	1,474	41,463
South Jersey Industries, Inc.	14,674	436,992
Southwest Gas Holdings, Inc.	8,435	660,629
Spire, Inc.	8,472	672,423

		3,826,723

Health Care Equipment & Supplies 3.5%
Accuray, Inc.*	15,042	66,185
AngioDynamics, Inc.*	6,238	131,622
Anika Therapeutics, Inc.*	2,511	95,393
Antares Pharma, Inc.*	25,266	76,303
AtriCure, Inc.*	6,296	194,861
Atrion Corp.(a)	251	187,206
Avanos Medical, Inc.*	8,200	373,510
AxoGen, Inc.*	5,703	94,099
Axonics Modulation Technologies, Inc.*	1,173	17,126
Cardiovascular Systems, Inc.*	5,921	184,321
Cerus Corp.*	24,176	144,089
CONMED Corp.	4,325	304,264
CryoLife, Inc.*	6,089	169,944
CryoPort, Inc.*	5,049	52,964
Cutera, Inc.*	2,367	33,990
CytoSorbents Corp.*	5,452	40,835
ElectroCore, Inc.*	814	5,438
Endologix, Inc.*	13,226	10,019
FONAR Corp.*	1,008	22,277
GenMark Diagnostics, Inc.*	9,303	61,772
Glaukos Corp.*	5,846	372,916
Globus Medical, Inc., Class A*	12,642	569,522
Haemonetics Corp.*	8,902	880,497
Helius Medical Technologies, Inc.*(a)	2,987	21,984
Heska Corp.*	1,159	114,277
Inogen, Inc.*	3,073	464,668
Integer Holdings Corp.*	5,328	431,515
IntriCon Corp.*	1,303	33,774
Invacare Corp.	5,726	29,432
iRadimed Corp.*	581	15,931
iRhythm Technologies, Inc.*	4,268	362,780
Lantheus Holdings, Inc.*	6,564	110,406
LeMaitre Vascular, Inc.	2,624	62,556
LivaNova plc*	8,464	781,396
Meridian Bioscience, Inc.	7,271	119,172
Merit Medical Systems, Inc.*	9,110	514,988
Natus Medical, Inc.*	5,540	186,920
Neogen Corp.*	8,750	532,963
Neuronetics, Inc.*	980	16,778
Nevro Corp.*	4,992	242,412
Novocure Ltd.*	12,639	619,311
NuVasive, Inc.*	8,942	448,352
Nuvectra Corp.*	2,956	41,384
NxStage Medical, Inc.*	11,433	332,357
OraSure Technologies, Inc.*	10,344	132,920
Orthofix Medical, Inc.*	3,007	162,709
OrthoPediatrics Corp.*	1,122	40,695
Oxford Immunotec Global plc*	4,078	59,294
Pulse Biosciences, Inc.*(a)	1,925	25,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
Quidel Corp.*	5,972	$346,555
Rockwell Medical, Inc.*(a)	7,733	24,127
RTI Surgical, Inc.*	8,882	38,992
SeaSpine Holdings Corp.*	2,511	38,393
Senseonics Holdings, Inc.*(a)	13,970	35,065
SI-BONE, Inc.*	1,435	25,801
Sientra, Inc.*	4,112	45,725
STAAR Surgical Co.*	7,671	274,085
Surmodics, Inc.*	2,226	127,483
Tactile Systems Technology, Inc.*	2,971	197,809
Tandem Diabetes Care, Inc.*	8,929	388,233
TransEnterix, Inc.*(a)	26,618	72,401
Utah Medical Products, Inc.	561	52,700
Varex Imaging Corp.*	6,548	186,553
ViewRay, Inc.*(a)	11,540	82,973
Wright Medical Group NV*	21,672	646,692

		12,577,432

Health Care Providers & Services 1.8%
AAC Holdings, Inc.*	2,280	5,518
Addus HomeCare Corp.*	1,688	101,533
Amedisys, Inc.*	4,658	610,943
American Renal Associates Holdings, Inc.*	2,126	25,767
AMN Healthcare Services, Inc.*	8,088	524,022
Apollo Medical Holdings, Inc.*	433	8,456
BioScrip, Inc.*	21,324	77,406
BioTelemetry, Inc.*	5,567	399,822
Brookdale Senior Living, Inc.*	32,077	261,428
Capital Senior Living Corp.*	3,948	27,518
Civitas Solutions, Inc.*	2,587	45,867
Community Health Systems, Inc.*(a)	13,674	53,876
CorVel Corp.*	1,513	94,517
Cross Country Healthcare, Inc.*	5,718	55,064
Diplomat Pharmacy, Inc.*	9,730	141,085
Ensign Group, Inc.(The)	8,672	377,839
Genesis Healthcare, Inc.*	9,332	14,651
Guardant Health, Inc.*	2,486	100,285
HealthEquity, Inc.*	9,425	587,554
LHC Group, Inc.*	5,053	534,254
Magellan Health, Inc.*	3,984	259,597
National HealthCare Corp.	2,126	170,782
National Research Corp.	1,983	79,280
Owens & Minor, Inc.	10,514	79,591
Patterson Cos., Inc.(a)	14,295	318,636
PetIQ, Inc.*	2,700	82,134
Providence Service Corp.(The)*	1,956	125,458
Quorum Health Corp.*	4,570	13,390
R1 RCM, Inc.*	17,581	142,758
RadNet, Inc.*	7,040	96,096
Select Medical Holdings Corp.*	18,538	289,564
Surgery Partners, Inc.*(a)	3,039	39,750
Tenet Healthcare Corp.*	14,301	314,479
Tivity Health, Inc.*	6,887	153,305
Triple-S Management Corp., Class B*	3,826	77,132
US Physical Therapy, Inc.	2,151	227,769
Vapotherm, Inc.*	803	13,514

		6,530,640

Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	30,487	359,442
Castlight Health, Inc., Class B*	12,516	37,173
Computer Programs & Systems, Inc.	1,828	47,967
Evolent Health, Inc., Class A*	12,002	212,195
HealthStream, Inc.	4,514	113,572
HMS Holdings Corp.*	14,447	433,266
Inovalon Holdings, Inc., Class A*(a)	11,858	169,451
Inspire Medical Systems, Inc.*	2,045	109,673
Medidata Solutions, Inc.*	10,062	714,000
NantHealth, Inc.*	3,066	1,625
NextGen Healthcare Information Systems LLC*	9,111	161,083
Omnicell, Inc.*	6,611	430,574
Simulations Plus, Inc.	2,173	41,852
Tabula Rasa HealthCare, Inc.*	2,962	178,549
Teladoc Health, Inc.*(a)	11,685	750,177
Vocera Communications, Inc.*	5,026	205,161

		3,965,760

Hotels, Restaurants & Leisure 2.9%
BBX Capital Corp.	10,569	65,211
Belmond Ltd., Class A*	15,367	382,946
Biglari Holdings, Inc., Class A*	20	13,000
BJ’s Restaurants, Inc.	3,681	183,424
Bloomin’ Brands, Inc.	14,173	261,208
Bluegreen Vacations Corp.	1,194	16,000
Boyd Gaming Corp.	14,234	388,873
Brinker International, Inc.(a)	6,601	267,472
Carrols Restaurant Group, Inc.*	6,039	52,117
Century Casinos, Inc.*	4,601	35,290
Cheesecake Factory, Inc.(The)	7,450	334,356
Churchill Downs, Inc.	6,147	565,401
Chuy’s Holdings, Inc.*	2,960	67,251
Cracker Barrel Old Country Store, Inc.(a)	3,325	556,206
Dave & Buster’s Entertainment, Inc.	6,942	357,166
Del Frisco’s Restaurant Group, Inc.*	6,519	51,630
Del Taco Restaurants, Inc.*	5,313	55,202
Denny’s Corp.*	10,651	188,416
Dine Brands Global, Inc.	2,876	219,353
Drive Shack, Inc.*	10,006	42,125
El Pollo Loco Holdings, Inc.*	3,893	64,196
Eldorado Resorts, Inc.*	11,458	534,172
Empire Resorts, Inc.*	691	8,292
Fiesta Restaurant Group, Inc.*	4,143	61,565
Golden Entertainment, Inc.*(a)	3,302	61,747
Habit Restaurants, Inc.(The), Class A*	3,974	40,614
International Speedway Corp., Class A	4,157	180,622
J Alexander’s Holdings, Inc.*	2,124	18,266
Jack in the Box, Inc.	4,779	386,860
Lindblad Expeditions Holdings, Inc.*	3,795	46,641
Marriott Vacations Worldwide Corp.	6,813	603,223
Monarch Casino & Resort, Inc.*	2,022	87,431
Nathan’s Famous, Inc.	466	31,455
Noodles & Co.*	2,818	20,290
OBH, Inc.*	171	22,387
Papa John’s International, Inc.(a)	3,665	154,993
Penn National Gaming, Inc.*	18,721	453,797
Planet Fitness, Inc., Class A*	15,202	880,500
PlayAGS, Inc.*	4,072	102,044
Potbelly Corp.*	3,706	32,131
RCI Hospitality Holdings, Inc.	1,476	32,930
Red Lion Hotels Corp.*	2,679	24,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*	2,297	$73,458
Red Rock Resorts, Inc., Class A	12,030	305,321
Ruth’s Hospitality Group, Inc.	4,988	115,223
Scientific Games Corp.*	9,417	235,990
SeaWorld Entertainment, Inc.*	9,424	245,495
Shake Shack, Inc., Class A*	4,231	202,073
Speedway Motorsports, Inc.	1,891	30,521
Texas Roadhouse, Inc.	11,766	715,843
Town Sports International Holdings, Inc.*	2,324	14,014
Wingstop, Inc.	4,968	326,149

		10,215,671

Household Durables 1.5%
Bassett Furniture Industries, Inc.	1,646	31,389
Beazer Homes USA, Inc.*	5,649	70,782
Cavco Industries, Inc.*	1,463	243,282
Century Communities, Inc.*	4,411	103,482
Ethan Allen Interiors, Inc.	4,005	76,015
Flexsteel Industries, Inc.	1,239	30,938
GoPro, Inc., Class A*(a)	19,912	98,166
Green Brick Partners, Inc.*	3,917	33,138
Hamilton Beach Brands Holding Co., Class A	1,049	27,421
Helen of Troy Ltd.*	4,606	534,480
Hooker Furniture Corp.	1,996	57,425
Hovnanian Enterprises, Inc., Class A*	19,862	14,025
Installed Building Products, Inc.*	3,776	159,007
iRobot Corp.*(a)	4,649	417,434
KB Home	14,710	314,941
La-Z-Boy, Inc.	8,011	237,286
LGI Homes, Inc.*(a)	3,165	187,684
Lifetime Brands, Inc.	2,255	21,941
Lovesac Co. (The)*	1,022	24,405
M/I Homes, Inc.*	4,746	125,722
MDC Holdings, Inc.	7,768	255,800
Meritage Homes Corp.*	6,654	299,962
New Home Co., Inc. (The)*	2,005	13,875
Purple Innovation, Inc.*(a)	894	5,114
Roku, Inc.*(a)	7,551	339,417
Skyline Champion Corp.	4,878	88,097
Sonos, Inc.*(a)	3,152	37,414
Taylor Morrison Home Corp., Class A*	20,191	381,610
TopBuild Corp.*	6,291	332,228
TRI Pointe Group, Inc.*(a)	24,474	329,175
Tupperware Brands Corp.	8,390	228,795
Turtle Beach Corp.*(a)	1,277	19,015
Universal Electronics, Inc.*	2,278	64,171
Vuzix Corp.*(a)	3,781	15,994
William Lyon Homes, Class A*	5,570	73,858
ZAGG, Inc.*	4,858	54,507

		5,347,995

Household Products 0.2%
Central Garden & Pet Co.*	2,075	81,361
Central Garden & Pet Co., Class A*	6,844	243,783
Oil-Dri Corp. of America	826	21,922
WD-40 Co.	2,337	424,750

		771,816

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	18,604	46,696
Clearway Energy, Inc., Class A	5,916	86,965
Clearway Energy, Inc., Class C	12,656	190,979
Ormat Technologies, Inc.	7,028	405,586
Pattern Energy Group, Inc., Class A	13,872	295,196
TerraForm Power, Inc., Class A	12,589	149,558

		1,174,980

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,179	228,561

Insurance 2.6%
Ambac Financial Group, Inc.*	7,733	146,308
American Equity Investment Life Holding Co.	15,538	486,650
AMERISAFE, Inc.	2,950	175,259
Argo Group International Holdings Ltd.	5,695	380,084
Citizens, Inc.*	8,674	61,499
CNO Financial Group, Inc.	28,638	512,047
Crawford & Co., Class B	1,964	18,953
Donegal Group, Inc., Class A	1,969	25,932
eHealth, Inc.*	3,292	201,339
EMC Insurance Group, Inc.	1,533	50,405
Employers Holdings, Inc.	5,208	220,663
Enstar Group Ltd.*	2,094	372,732
FBL Financial Group, Inc., Class A	1,903	133,629
FedNat Holding Co.	2,180	39,480
Genworth Financial, Inc., Class A*	86,740	419,822
Global Indemnity Ltd.	1,379	45,369
Goosehead Insurance, Inc., Class A*(a)	1,835	52,738
Greenlight Capital Re Ltd., Class A*	5,148	53,385
Hallmark Financial Services, Inc.*	2,620	25,414
HCI Group, Inc.	1,270	60,173
Health Insurance Innovations, Inc., Class A*(a)	2,267	86,917
Heritage Insurance Holdings, Inc.	3,489	50,660
Horace Mann Educators Corp.	6,904	287,552
Independence Holding Co.	918	32,828
Investors Title Co.	270	46,637
James River Group Holdings Ltd.	4,507	173,835
Kemper Corp.	8,767	659,103
Kingstone Cos., Inc.	1,899	31,239
Kinsale Capital Group, Inc.	3,433	199,114
Maiden Holdings Ltd.	11,274	14,543
MBIA, Inc.*	15,259	146,639
National General Holdings Corp.	11,143	269,103
National Western Life Group, Inc., Class A	395	119,803
Navigators Group, Inc. (The)	3,491	243,672
NI Holdings, Inc.*	2,284	34,260
Primerica, Inc.	6,892	774,454
ProAssurance Corp.	9,210	392,899
Protective Insurance Corp., Class B	1,986	36,602
RLI Corp.	6,807	449,330
Safety Insurance Group, Inc.	2,418	199,026
Selective Insurance Group, Inc.	9,808	597,503
State Auto Financial Corp.	3,063	104,142
Stewart Information Services Corp.	4,063	180,600
Third Point Reinsurance Ltd.*	13,222	138,963
Tiptree, Inc.	5,119	30,458
Trupanion, Inc.*(a)	4,544	120,643
United Fire Group, Inc.	3,701	192,452
United Insurance Holdings Corp.	3,803	62,065
Universal Insurance Holdings, Inc.	5,477	206,592

		9,363,515

Interactive Media & Services 0.5%
Care.com, Inc.*	3,744	88,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Interactive Media & Services (continued)
Cargurus, Inc.*	8,697	$371,971
Cars.com, Inc.*(a)	12,256	334,711
Liberty TripAdvisor Holdings, Inc., Class A*	12,443	207,300
Meet Group, Inc. (The)*	12,615	72,915
QuinStreet, Inc.*	7,617	145,028
Travelzoo*	786	9,668
TrueCar, Inc.*	15,739	147,632
Yelp, Inc.*	14,101	513,558

		1,891,778

Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc., Class A*	4,312	68,776
Duluth Holdings, Inc., Class B*	1,485	35,462
Etsy, Inc.*	20,548	1,122,948
Gaia, Inc.*	1,783	20,968
Groupon, Inc.*	75,715	285,446
Lands’ End, Inc.*	1,705	30,519
Leaf Group Ltd.*	2,431	18,670
Liberty Expedia Holdings, Inc., Class A*	9,321	382,068
Liquidity Services, Inc.*	4,122	34,501
Nutrisystem, Inc.	5,078	220,436
Overstock.com, Inc.*(a)	4,310	74,779
PetMed Express, Inc.(a)	3,435	81,341
Quotient Technology, Inc.*	13,705	137,050
Remark Holdings, Inc.*	4,423	8,846
Shutterfly, Inc.*	5,657	259,996
Shutterstock, Inc.	3,240	129,632
Stamps.com, Inc.*	3,060	569,405

		3,480,843

IT Services 2.0%
Brightcove, Inc.*	6,960	55,819
CACI International, Inc., Class A*	4,207	703,326
Carbonite, Inc.*	5,568	159,468
Cardtronics plc, Class A*	6,797	183,995
Cass Information Systems, Inc.	2,500	122,725
CSG Systems International, Inc.	5,731	207,405
Endurance International Group Holdings, Inc.*	12,157	98,472
Everi Holdings, Inc.*	11,350	75,478
EVERTEC, Inc.	10,463	289,511
Evo Payments, Inc., Class A*	4,068	102,310
Exela Technologies, Inc.*	7,560	29,786
ExlService Holdings, Inc.*	5,842	335,915
GTT Communications, Inc.*(a)	7,459	190,950
Hackett Group, Inc. (The)	4,181	75,216
I3 Verticals, Inc., Class A*	1,624	40,162
Information Services Group, Inc.*	4,611	19,043
Internap Corp.*	3,269	17,685
Limelight Networks, Inc.*	19,126	59,673
LiveRamp Holdings, Inc.*	13,352	580,011
ManTech International Corp., Class A	4,533	255,525
MAXIMUS, Inc.	11,083	777,251
MoneyGram International, Inc.*	4,688	9,986
NIC, Inc.	11,109	182,188
Perficient, Inc.*	5,442	138,825
Perspecta, Inc.	25,032	501,892
PFSweb, Inc.*	2,438	14,847
Presidio, Inc.	6,168	98,256
PRGX Global, Inc.*	3,296	30,191
Science Applications International Corp.	8,771	588,885
ServiceSource International, Inc.*	12,395	14,874
Sykes Enterprises, Inc.*	6,821	188,055
Travelport Worldwide Ltd.	21,473	336,267
TTEC Holdings, Inc.	2,548	85,180
Tucows, Inc., Class A*(a)	1,582	116,467
Unisys Corp.*(a)	8,663	113,312
Virtusa Corp.*	4,827	234,206

		7,033,157

Leisure Products 0.3%
Acushnet Holdings Corp.	5,935	136,446
American Outdoor Brands Corp.*	9,508	114,761
Callaway Golf Co.	16,070	261,780
Clarus Corp.	3,335	37,319
Escalade, Inc.	1,669	18,626
Johnson Outdoors, Inc., Class A	859	53,816
Malibu Boats, Inc., Class A*	3,507	142,209
Marine Products Corp.	1,596	22,663
MasterCraft Boat Holdings, Inc.*	3,253	71,013
Nautilus, Inc.*	4,876	36,619
Sturm Ruger & Co., Inc.	2,908	158,428
Vista Outdoor, Inc.*	9,787	97,674
YETI Holdings, Inc.*	2,891	49,176

		1,200,530

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	4,526	82,418
Cambrex Corp.*	5,652	246,710
ChromaDex Corp.*(a)	6,196	20,633
Codexis, Inc.*	8,774	165,127
Enzo Biochem, Inc.*	6,680	25,117
Fluidigm Corp.*	4,332	37,472
Harvard Bioscience, Inc.*	6,540	22,432
Luminex Corp.	7,107	198,214
Medpace Holdings, Inc.*	3,852	248,069
NanoString Technologies, Inc.*	4,490	99,857
NeoGenomics, Inc.*	11,103	184,532
Pacific Biosciences of California, Inc.*	23,542	162,911
Quanterix Corp.*	1,331	28,031
Syneos Health, Inc.*	10,608	541,432

		2,062,955

Machinery 3.6%
Actuant Corp., Class A	10,462	239,475
Alamo Group, Inc.	1,665	143,406
Albany International Corp., Class A	4,926	338,219
Altra Industrial Motion Corp.	10,579	323,823
Astec Industries, Inc.	3,934	145,637
Barnes Group, Inc.	8,360	493,909
Blue Bird Corp.*	2,367	47,032
Briggs & Stratton Corp.	7,152	92,118
Chart Industries, Inc.*	5,269	393,594
CIRCOR International, Inc.*	2,645	73,134
Columbus McKinnon Corp.	3,786	137,053
Commercial Vehicle Group, Inc.*	5,041	37,656
DMC Global, Inc.	2,488	85,886
Douglas Dynamics, Inc.	3,816	135,086
Eastern Co. (The)	917	24,924
Energy Recovery, Inc.*(a)	5,846	44,430
EnPro Industries, Inc.	3,581	236,525
ESCO Technologies, Inc.	4,350	283,229
Evoqua Water Technologies Corp.*	12,971	140,217
Federal Signal Corp.	10,128	222,613
Franklin Electric Co., Inc.	7,913	378,083
FreightCar America, Inc.*	1,965	13,991
Gencor Industries, Inc.*	1,346	18,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Global Brass & Copper Holdings, Inc.	3,711	$112,221
Gorman-Rupp Co. (The)	3,072	106,138
Graham Corp.	1,544	34,586
Greenbrier Cos., Inc. (The)	5,658	239,956
Harsco Corp.*	13,768	293,258
Hillenbrand, Inc.	10,763	456,351
Hurco Cos., Inc.	996	38,197
Hyster-Yale Materials Handling, Inc.	1,822	126,793
John Bean Technologies Corp.	5,452	433,107
Kadant, Inc.	1,877	160,108
Kennametal, Inc.	13,938	523,790
LB Foster Co., Class A*	1,637	29,253
Lindsay Corp.	1,856	159,393
Lydall, Inc.*	2,936	77,863
Manitex International, Inc.*	2,296	16,095
Manitowoc Co., Inc. (The)*	6,104	92,903
Meritor, Inc.*	14,480	299,446
Milacron Holdings Corp.*	11,920	165,211
Miller Industries, Inc.	1,793	53,880
Mueller Industries, Inc.	9,747	252,545
Mueller Water Products, Inc., Class A	26,570	262,512
Navistar International Corp.*	8,396	275,725
NN, Inc.	7,178	65,535
Omega Flex, Inc.	478	30,257
Park-Ohio Holdings Corp.	1,432	46,511
Proto Labs, Inc.*	4,638	575,808
RBC Bearings, Inc.*	4,094	570,785
REV Group, Inc.(a)	4,927	40,943
Rexnord Corp.*	17,889	467,797
Spartan Motors, Inc.	6,036	50,823
SPX Corp.*	7,421	220,775
SPX FLOW, Inc.*	7,467	244,694
Standex International Corp.	2,256	168,252
Sun Hydraulics Corp.	4,914	174,054
Tennant Co.	3,064	179,949
Titan International, Inc.	9,060	50,917
TriMas Corp.*	7,903	229,108
Twin Disc, Inc.*	1,382	25,042
Wabash National Corp.	9,865	137,518
Watts Water Technologies, Inc., Class A	4,746	355,333
Woodward, Inc.	9,319	846,631

		12,738,759

Marine 0.1%
Costamare, Inc.	8,112	41,209
Eagle Bulk Shipping, Inc.*	7,570	31,113
Genco Shipping & Trading Ltd.*	1,462	10,775
Matson, Inc.	7,520	251,995
Safe Bulkers, Inc.*	7,941	12,308
Scorpio Bulkers, Inc.	9,457	42,746

		390,146

Media 1.4%
Beasley Broadcast Group, Inc., Class A	2,412	10,902
Boston Omaha Corp., Class A*	812	20,536
Cardlytics, Inc.*	957	16,738
Central European Media Enterprises Ltd., Class A*	15,408	46,378
Clear Channel Outdoor Holdings, Inc., Class A*	5,995	33,392
Daily Journal Corp.*	186	41,126
Emerald Expositions Events, Inc.	4,017	57,041
Entercom Communications Corp., Class A	21,980	161,113
Entravision Communications Corp., Class A	10,666	42,024
EW Scripps Co. (The), Class A	7,979	149,846
Fluent, Inc.*	4,483	21,160
Gannett Co., Inc.	19,428	215,457
Gray Television, Inc.*	13,683	228,643
Hemisphere Media Group, Inc.*	2,954	39,170
Liberty Latin America Ltd., Class A*	7,469	130,222
Liberty Latin America Ltd., Class C*	20,033	350,177
Loral Space & Communications, Inc.*	2,271	82,006
MDC Partners, Inc., Class A*	9,170	27,235
Meredith Corp.(a)	6,771	367,462
MSG Networks, Inc., Class A*	10,343	231,683
National CineMedia, Inc.	13,346	92,221
New Media Investment Group, Inc.	10,215	139,639
New York Times Co. (The), Class A	22,465	577,575
Nexstar Media Group, Inc., Class A	7,679	640,966
Saga Communications, Inc., Class A	593	20,055
Scholastic Corp.	5,059	210,910
Sinclair Broadcast Group, Inc., Class A	11,582	356,841
TechTarget, Inc.*	3,486	50,547
TEGNA, Inc.	37,115	435,730
Tribune Publishing Co.*	2,814	33,684
WideOpenWest, Inc.*	4,958	37,483

		4,867,962

Metals & Mining 1.2%
AK Steel Holding Corp.*(a)	54,003	159,309
Allegheny Technologies, Inc.*	21,392	585,927
Carpenter Technology Corp.	8,154	385,358
Century Aluminum Co.*	8,724	80,261
Cleveland-Cliffs, Inc.(a)	51,727	553,996
Coeur Mining, Inc.*	31,801	163,775
Commercial Metals Co.	19,707	343,887
Compass Minerals International, Inc.	6,039	315,538
Gold Resource Corp.	8,450	37,941
Haynes International, Inc.	2,209	72,455
Hecla Mining Co.	77,962	210,498
Kaiser Aluminum Corp.	2,801	281,136
Materion Corp.	3,441	161,486
Olympic Steel, Inc.	1,482	28,558
Ramaco Resources, Inc.*	1,308	7,927
Ryerson Holding Corp.*	2,473	17,385
Schnitzer Steel Industries, Inc., Class A	4,566	110,497
SunCoke Energy, Inc.*	11,201	125,899
Synalloy Corp.	1,308	20,667
Tahoe Resources, Inc.*	53,215	201,685
TimkenSteel Corp.*	7,026	89,441
Universal Stainless & Alloy Products, Inc.*	1,554	27,863
Warrior Met Coal, Inc.	7,529	216,308
Worthington Industries, Inc.	7,347	277,202

		4,474,999

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,139	92,605
Anworth Mortgage Asset Corp.	17,261	77,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	21,184	$385,549
Arbor Realty Trust, Inc.	9,842	117,710
Ares Commercial Real Estate Corp.	5,053	72,763
ARMOUR Residential REIT, Inc.	7,286	153,152
Blackstone Mortgage Trust, Inc., Class A	19,178	661,449
Capstead Mortgage Corp.	15,920	117,330
Cherry Hill Mortgage Investment Corp.	2,880	53,280
Colony Credit Real Estate, Inc.	14,469	241,777
Dynex Capital, Inc.	9,775	58,846
Exantas Capital Corp.	4,839	51,148
Granite Point Mortgage Trust, Inc.	7,346	143,394
Great Ajax Corp.	2,617	33,785
Invesco Mortgage Capital, Inc.	19,503	313,998
KKR Real Estate Finance Trust, Inc.	3,131	64,561
Ladder Capital Corp.	15,877	274,831
New York Mortgage Trust, Inc.	26,271	164,982
Orchid Island Capital, Inc.	8,983	62,342
PennyMac Mortgage Investment Trust	10,127	204,970
Ready Capital Corp.	2,875	44,965
Redwood Trust, Inc.	14,605	235,579
TPG RE Finance Trust, Inc.	5,803	115,074
Western Asset Mortgage Capital Corp.	7,525	71,939

		3,813,186

Multiline Retail 0.3%
Big Lots, Inc.	7,066	222,862
Dillard’s, Inc., Class A	2,031	135,650
JC Penney Co., Inc.*(a)	55,097	72,728
Ollie’s Bargain Outlet Holdings, Inc.*	8,694	679,610

		1,110,850

Multi-Utilities 0.5%
Avista Corp.	11,410	477,508
Black Hills Corp.	9,185	623,570
NorthWestern Corp.	8,704	556,273
Unitil Corp.	2,528	132,619

		1,789,970

Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	28,446	33,851
Adams Resources & Energy, Inc.	407	16,129
Alta Mesa Resources, Inc., Class A*(a)	17,016	16,301
Approach Resources, Inc.*(a)	6,985	6,729
Arch Coal, Inc., Class A	2,999	264,302
Ardmore Shipping Corp.*	5,458	30,947
Berry Petroleum Corp.	2,319	27,341
Bonanza Creek Energy, Inc.*	3,309	76,272
California Resources Corp.*	7,744	156,042
Callon Petroleum Co.*	38,745	315,384
Carrizo Oil & Gas, Inc.*	15,343	188,412
Clean Energy Fuels Corp.*	24,672	46,877
Cloud Peak Energy, Inc.*	11,939	4,454
CONSOL Energy, Inc.*	4,815	171,077
CVR Energy, Inc.	3,058	122,779
Delek US Holdings, Inc.	13,975	454,327
Denbury Resources, Inc.*	81,623	165,695
DHT Holdings, Inc.	15,337	62,115
Dorian LPG Ltd.*	4,567	25,027
Earthstone Energy, Inc., Class A*	3,580	21,587
Eclipse Resources Corp.*(a)	14,202	16,332
Energy Fuels, Inc.*(a)	15,137	43,292
EP Energy Corp., Class A*	7,430	5,122
Evolution Petroleum Corp.	4,162	31,090
Frontline Ltd.*(a)	13,835	71,250
GasLog Ltd.	7,025	125,958
Golar LNG Ltd.	16,200	360,774
Goodrich Petroleum Corp.*	1,313	17,962
Green Plains, Inc.	6,813	96,813
Gulfport Energy Corp.*	29,962	251,381
Halcon Resources Corp.*(a)	23,082	37,855
Hallador Energy Co.	2,995	16,967
HighPoint Resources Corp.*	19,004	53,211
International Seaways, Inc.*	3,852	69,798
Isramco, Inc.*	122	13,579
Jagged Peak Energy, Inc.*(a)	11,033	116,178
Laredo Petroleum, Inc.*	26,888	102,174
Lilis Energy, Inc.*	6,956	15,095
Matador Resources Co.*(a)	18,444	359,658
Midstates Petroleum Co., Inc.*	2,408	23,309
NACCO Industries, Inc., Class A	665	22,663
NextDecade Corp.*(a)	1,222	4,460
Nordic American Tankers Ltd.(a)	23,352	47,872
Northern Oil and Gas, Inc.*	31,536	79,786
Oasis Petroleum, Inc.*	47,215	284,234
Overseas Shipholding Group, Inc., Class A*	9,165	16,589
Panhandle Oil and Gas, Inc., Class A	2,579	41,264
Par Pacific Holdings, Inc.*	5,094	82,828
PDC Energy, Inc.*	11,337	369,246
Peabody Energy Corp.	13,632	486,662
Penn Virginia Corp.*	2,131	111,792
Petrocorp, Inc.* (b)(c)(d)	1,500	0
Renewable Energy Group, Inc.*	6,411	185,278
Resolute Energy Corp.*(a)	3,790	124,047
REX American Resources Corp.*	949	69,211
Ring Energy, Inc.*	9,868	58,024
Sanchez Energy Corp.*(a)	11,327	2,968
SandRidge Energy, Inc.*	5,017	41,591
Scorpio Tankers, Inc.	7,864	147,293
SemGroup Corp., Class A	13,607	217,984
Ship Finance International Ltd.	14,018	170,459
SilverBow Resources, Inc.*	1,151	27,981
Southwestern Energy Co.*	102,597	448,349
SRC Energy, Inc.*	41,461	203,988
Talos Energy, Inc.*	3,370	64,367
Teekay Corp.(a)	12,146	42,632
Teekay Tankers Ltd., Class A	32,757	32,757
Tellurian, Inc.*(a)	15,358	153,580
Ultra Petroleum Corp.*(a)	25,871	18,627
Uranium Energy Corp.*(a)	26,758	34,785
W&T Offshore, Inc.*	16,446	82,888
WildHorse Resource Development Corp.*(a)	4,767	80,896
World Fuel Services Corp.	11,503	286,310
Zion Oil & Gas, Inc.*	8,468	4,120

		8,078,977

Paper & Forest Products 0.4%
Boise Cascade Co.	6,677	183,417
Clearwater Paper Corp.*	2,861	96,473
Louisiana-Pacific Corp.	24,291	592,214
Neenah, Inc.	2,898	201,904
PH Glatfelter Co.	7,460	95,339
Schweitzer-Mauduit International, Inc.	5,303	170,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Paper & Forest Products (continued)
Verso Corp., Class A*	5,894	$145,405

		1,484,766

Personal Products 0.3%
Edgewell Personal Care Co.*	9,210	363,334
elf Beauty, Inc.*	3,712	31,181
Inter Parfums, Inc.	2,987	198,516
Medifast, Inc.	2,007	255,371
Natural Health Trends Corp.	1,252	20,520
Nature’s Sunshine Products, Inc.*	1,606	12,848
Revlon, Inc., Class A*(a)	1,315	34,453
USANA Health Sciences, Inc.*	2,177	254,927

		1,171,150

Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc.*	6,071	42,315
Aerie Pharmaceuticals, Inc.*	6,110	287,292
Akcea Therapeutics, Inc.*(a)	2,070	55,021
Akorn, Inc.*	16,019	60,231
Amneal Pharmaceuticals, Inc.*	15,429	189,468
Amphastar Pharmaceuticals, Inc.*	6,032	137,288
Ampio Pharmaceuticals, Inc.*	12,745	6,372
ANI Pharmaceuticals, Inc.*	1,431	76,902
Aquestive Therapeutics, Inc.*	731	4,481
Aratana Therapeutics, Inc.*	8,175	36,215
Arvinas, Inc.*	1,353	23,556
Assembly Biosciences, Inc.*	3,882	88,432
Assertio Therapeutics, Inc.*	10,395	46,362
Clearside Biomedical, Inc.*	4,528	5,343
Collegium Pharmaceutical, Inc.*	5,221	83,588
Corcept Therapeutics, Inc.*(a)	16,754	187,310
Cymabay Therapeutics, Inc.*	10,141	88,227
Dermira, Inc.*	6,288	41,501
Dova Pharmaceuticals, Inc.*(a)	1,910	14,669
Durect Corp.*	25,301	15,312
Eloxx Pharmaceuticals, Inc.*	3,473	41,884
Endo International plc*	38,952	379,782
Evolus, Inc.*	1,463	23,920
Horizon Pharma plc*	28,846	619,901
Innovate Biopharmaceuticals, Inc.*(a)	2,984	7,012
Innoviva, Inc.*	11,908	203,627
Intersect ENT, Inc.*	5,089	150,991
Intra-Cellular Therapies, Inc.*	7,702	92,732
Kala Pharmaceuticals, Inc.*	2,151	11,895
Lannett Co., Inc.*(a)	6,251	46,632
Liquidia Technologies, Inc.*	693	9,972
Mallinckrodt plc*	14,432	315,484
Marinus Pharmaceuticals, Inc.*	5,867	19,478
Medicines Co. (The)*(a)	12,162	281,064
Melinta Therapeutics, Inc.*	5,781	4,880
Menlo Therapeutics, Inc.*	2,049	10,962
MyoKardia, Inc.*	5,940	245,797
Neos Therapeutics, Inc.*	8,827	18,890
Ocular Therapeutix, Inc.*	5,636	21,304
Odonate Therapeutics, Inc.*	1,177	19,503
Omeros Corp.*(a)	7,875	107,415
Optinose, Inc.*(a)	3,458	22,270
Osmotica Pharmaceuticals plc*	1,610	12,622
Pacira Pharmaceuticals, Inc.*	6,844	278,414
Paratek Pharmaceuticals, Inc.*(a)	5,125	34,568
Phibro Animal Health Corp., Class A	3,448	107,647
Prestige Consumer Healthcare, Inc.*(a)	8,842	246,869
Reata Pharmaceuticals, Inc., Class A*	3,318	264,677
Pharmaceuticals (continued)resTORbio, Inc.*(a)	1,602	14,226
Revance Therapeutics, Inc.*	5,684	98,163
scPharmaceuticals, Inc.*	917	3,576
Sienna Biopharmaceuticals, Inc.*	2,777	7,442
SIGA Technologies, Inc.*	9,304	63,081
Supernus Pharmaceuticals, Inc.*	8,401	320,330
Teligent, Inc.*	6,623	11,259
Tetraphase Pharmaceuticals, Inc.*	7,938	9,764
TherapeuticsMD, Inc.*(a)	33,006	173,282
Theravance Biopharma, Inc.*(a)	7,381	192,275
Tricida, Inc.*	1,930	42,344
Verrica Pharmaceuticals, Inc.*	761	9,109
WaVe Life Sciences Ltd.*	3,032	112,942
Xeris Pharmaceuticals, Inc.*	1,058	14,685
Zogenix, Inc.*	7,350	321,563
Zomedica Pharmaceuticals Corp.*(a)	4,643	3,713

		6,487,831

Professional Services 1.4%
Acacia Research Corp.*	8,015	24,366
ASGN, Inc.*	8,829	556,139
Barrett Business Services, Inc.	1,269	79,503
BG Staffing, Inc.	1,594	41,077
CBIZ, Inc.*	8,812	172,715
CRA International, Inc.	1,421	59,313
Exponent, Inc.	8,994	449,340
Forrester Research, Inc.	1,804	81,018
Franklin Covey Co.*	1,569	38,221
FTI Consulting, Inc.*	6,613	451,800
GP Strategies Corp.*	2,030	30,531
Heidrick & Struggles International, Inc.	3,201	105,793
Huron Consulting Group, Inc.*	3,800	183,730
ICF International, Inc.	3,095	204,022
InnerWorkings, Inc.*	7,454	34,214
Insperity, Inc.	6,650	709,422
Kelly Services, Inc., Class A	5,373	120,355
Kforce, Inc.	3,963	130,026
Korn Ferry	9,991	455,590
Mistras Group, Inc.*	2,805	41,262
Navigant Consulting, Inc.	7,190	186,365
Resources Connection, Inc.	5,202	86,925
TriNet Group, Inc.*	7,443	339,847
TrueBlue, Inc.*	7,135	174,023
Upwork, Inc.*	2,123	40,995
WageWorks, Inc.*	6,828	215,423
Willdan Group, Inc.*	1,539	51,787

		5,063,802

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA*	1,738	41,156
American Realty Investors, Inc.*	467	6,108
Consolidated-Tomoka Land Co.	634	38,718
Cushman & Wakefield plc*	7,922	136,575
Forestar Group, Inc.*	1,694	27,121
FRP Holdings, Inc.*	1,187	60,205
Griffin Industrial Realty, Inc.	177	5,953
HFF, Inc., Class A	6,435	266,538
Kennedy-Wilson Holdings, Inc.	21,551	430,805
Marcus & Millichap, Inc.*	3,390	134,244
Maui Land & Pineapple Co., Inc.*	1,226	14,638
Newmark Group, Inc., Class A	25,922	270,885
RE/MAX Holdings, Inc., Class A	3,077	128,372
Redfin Corp.*(a)	14,043	251,229
RMR Group, Inc. (The), Class A	1,227	80,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Real Estate Management & Development (continued)
St Joe Co. (The)*	5,970	$92,893
Stratus Properties, Inc.*	971	23,013
Tejon Ranch Co.*	3,381	63,630
Transcontinental Realty Investors, Inc.*	321	10,770
Trinity Place Holdings, Inc.*	2,360	9,794

		2,093,641

Road & Rail 0.5%
ArcBest Corp.	4,409	165,867
Avis Budget Group, Inc.*(a)	11,663	310,702
Covenant Transportation Group, Inc., Class A*	2,192	51,687
Daseke, Inc.*	6,584	27,455
Heartland Express, Inc.	8,297	166,023
Hertz Global Holdings, Inc.*(a)	9,410	156,112
Marten Transport Ltd.	6,765	130,903
PAM Transportation Services, Inc.*	361	17,743
Saia, Inc.*	4,366	261,829
Universal Logistics Holdings, Inc.	1,376	28,043
US Xpress Enterprises, Inc., Class A*	3,163	23,343
USA Truck, Inc.*	1,280	22,861
Werner Enterprises, Inc.	7,959	262,010
YRC Worldwide, Inc.*	5,322	33,209

		1,657,787

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A*(a)	1,301	12,112
Adesto Technologies Corp.*	4,825	23,787
Advanced Energy Industries, Inc.*	6,501	333,436
Alpha & Omega Semiconductor Ltd.*	3,222	38,374
Ambarella, Inc.*(a)	5,568	211,584
Amkor Technology, Inc.*	17,601	140,808
Aquantia Corp.*	3,415	30,086
Axcelis Technologies, Inc.*	5,648	117,648
AXT, Inc.*	7,943	32,646
Brooks Automation, Inc.	12,261	381,685
Cabot Microelectronics Corp.	4,859	495,084
CEVA, Inc.*	3,850	109,494
Cirrus Logic, Inc.*	10,285	382,088
Cohu, Inc.	6,753	118,448
Cree, Inc.*	17,517	883,382
Diodes, Inc.*	6,786	228,213
Entegris, Inc.	24,296	802,983
FormFactor, Inc.*	12,550	188,501
Ichor Holdings Ltd.*(a)	3,895	80,120
Impinj, Inc.*	2,675	40,981
Inphi Corp.*(a)	7,442	293,512
Integrated Device Technology, Inc.*	22,315	1,090,088
Kopin Corp.*	9,908	13,673
Lattice Semiconductor Corp.*	19,987	155,899
MACOM Technology Solutions Holdings, Inc.*	7,777	140,219
MaxLinear, Inc.*(a)	10,704	210,012
Nanometrics, Inc.*	3,883	118,781
NeoPhotonics Corp.*	6,155	44,439
NVE Corp.	847	80,711
PDF Solutions, Inc.*	4,495	47,242
Photronics, Inc.*	11,576	123,747
Power Integrations, Inc.	4,920	324,720
Rambus, Inc.*	18,227	164,408
Rudolph Technologies, Inc.*	5,405	117,397
Semtech Corp.*	11,362	551,739
Silicon Laboratories, Inc.*	7,361	563,117
SMART Global Holdings, Inc.*	1,647	40,862
SunPower Corp.*(a)	10,759	62,510
Synaptics, Inc.*	5,970	237,606
Ultra Clean Holdings, Inc.*	6,347	75,275
Veeco Instruments, Inc.*	8,582	84,189
Xperi Corp.	8,424	180,526

		9,372,132

Software 5.3%
8x8, Inc.*	16,179	284,912
A10 Networks, Inc.*	8,050	54,659
ACI Worldwide, Inc.*	19,617	579,879
Agilysys, Inc.*	2,407	42,604
Alarm.com Holdings, Inc.*	5,284	332,522
Altair Engineering, Inc., Class A*	4,279	138,554
Alteryx, Inc., Class A*	4,990	355,038
Amber Road, Inc.*	3,971	34,587
American Software, Inc., Class A	4,878	53,951
Anaplan, Inc.*	3,106	97,497
Appfolio, Inc., Class A*	2,717	172,013
Asure Software, Inc.*	1,596	8,475
Avalara, Inc.*	1,451	57,851
Avaya Holdings Corp.*	17,962	303,737
Benefitfocus, Inc.*	3,968	222,010
Blackbaud, Inc.	8,409	602,084
Blackline, Inc.*	6,373	303,227
Bottomline Technologies DE, Inc.*	7,248	374,359
Box, Inc., Class A*	21,118	441,789
Carbon Black, Inc.*	6,613	102,435
ChannelAdvisor Corp.*	4,691	50,428
Cision Ltd.*	11,509	142,712
Cloudera, Inc.*	34,859	470,596
CommVault Systems, Inc.*	6,910	456,544
Cornerstone OnDemand, Inc.*	9,367	537,104
Coupa Software, Inc.*	9,308	809,424
Digimarc Corp.*	1,893	36,895
Domo, Inc., Class B*	1,399	37,773
Ebix, Inc.(a)	4,132	236,020
eGain Corp.*	2,838	20,320
Ellie Mae, Inc.*(a)	5,972	452,678
Envestnet, Inc.*	7,761	421,034
Everbridge, Inc.*	4,486	277,504
Five9, Inc.*	9,708	496,370
ForeScout Technologies, Inc.*	5,375	163,937
Fusion Connect, Inc.*	3,364	6,728
HubSpot, Inc.*	6,345	1,004,477
Instructure, Inc.*	5,365	212,078
j2 Global, Inc.	8,150	612,554
LivePerson, Inc.*	10,267	240,966
Majesco*	1,228	10,438
MicroStrategy, Inc., Class A*	1,643	208,480
MINDBODY, Inc., Class A*	7,788	283,950
Mitek Systems, Inc.*	5,896	65,033
MobileIron, Inc.*	13,620	66,057
Model N, Inc.*	4,252	61,697
Monotype Imaging Holdings, Inc.	7,192	119,387
New Relic, Inc.*	7,737	786,466
OneSpan, Inc.*	5,536	80,770
Park City Group, Inc.*	2,081	18,021
Paylocity Holding Corp.*	4,986	354,156
Progress Software Corp.	7,788	282,159
PROS Holdings, Inc.*	5,571	192,757
Q2 Holdings, Inc.*	6,509	386,830
QAD, Inc., Class A	1,775	74,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Software (continued)
Qualys, Inc.*	5,892	$509,835
Rapid7, Inc.*	6,188	248,634
Rimini Street, Inc.*	1,393	7,383
SailPoint Technologies Holding, Inc.*	11,978	341,972
SecureWorks Corp., Class A*(a)	1,625	37,245
ShotSpotter, Inc.*(a)	1,162	55,962
SPS Commerce, Inc.*	2,901	257,203
SVMK, Inc.*	2,960	38,510
Telaria, Inc.*	7,019	22,391
Telenav, Inc.*	4,648	20,591
Tenable Holdings, Inc.*	2,167	59,983
TiVo Corp.	21,555	239,907
Trade Desk, Inc. (The), Class A*	5,731	817,699
Upland Software, Inc.*	2,756	86,097
Varonis Systems, Inc.*	4,834	285,593
Verint Systems, Inc.*	11,213	542,373
Veritone, Inc.*(a)	1,157	6,167
VirnetX Holding Corp.*	8,346	42,565
Workiva, Inc.*	5,040	211,176
Yext, Inc.*	13,889	216,529
Zix Corp.*	8,689	61,866
Zscaler, Inc.*(a)	10,476	506,724

		18,855,765

Specialty Retail 2.9%
Aaron’s, Inc.	11,833	592,360
Abercrombie & Fitch Co., Class A	11,647	252,390
American Eagle Outfitters, Inc.	27,573	582,342
America’s Car-Mart, Inc.*	978	68,421
Asbury Automotive Group, Inc.*	3,329	235,194
Ascena Retail Group, Inc.*	29,964	73,412
At Home Group, Inc.*	7,812	172,176
Barnes & Noble Education, Inc.*	6,162	35,247
Barnes & Noble, Inc.	9,576	57,743
Bed Bath & Beyond, Inc.(a)	23,571	355,686
Big 5 Sporting Goods Corp.(a)	3,210	11,042
Boot Barn Holdings, Inc.*	5,066	118,696
Buckle, Inc. (The)	4,971	86,346
Caleres, Inc.	7,208	215,087
Camping World Holdings, Inc., Class A	5,632	79,862
Carvana Co.*(a)	5,718	212,424
Cato Corp. (The), Class A	4,283	63,603
Chico’s FAS, Inc.	21,940	127,252
Children’s Place, Inc. (The)	2,726	263,768
Citi Trends, Inc.	2,151	44,074
Conn’s, Inc.*	3,411	71,426
Container Store Group, Inc. (The)*	2,910	20,836
DSW, Inc., Class A	11,778	320,950
Express, Inc.*	12,614	66,854
Five Below, Inc.*	9,396	1,162,567
Francesca’s Holdings Corp.*	5,955	5,259
GameStop Corp., Class A(a)	17,292	196,091
Genesco, Inc.*	3,337	150,766
GNC Holdings, Inc., Class A*(a)	13,237	40,373
Group 1 Automotive, Inc.	3,161	192,916
Guess?, Inc.	9,867	192,505
Haverty Furniture Cos., Inc.	3,035	61,823
Hibbett Sports, Inc.*	3,258	53,236
Hudson Ltd., Class A*	6,850	88,228
J. Jill, Inc.*	2,561	15,238
Kirkland’s, Inc.*	2,929	29,934
Lithia Motors, Inc., Class A	3,818	339,611
Lumber Liquidators Holdings, Inc.*(a)	4,978	59,836
MarineMax, Inc.*	3,482	61,910
Monro, Inc.	5,465	391,622
Murphy USA, Inc.*	5,149	378,709
National Vision Holdings, Inc.*	10,939	347,423
Office Depot, Inc.	95,315	281,179
Party City Holdco, Inc.*(a)	10,175	112,332
Pier 1 Imports, Inc.*	12,878	10,505
Rent-A-Center, Inc.*	8,093	141,628
RH*(a)	3,400	461,958
RTW RetailWinds, Inc.*	4,624	14,334
Sally Beauty Holdings, Inc.*	20,981	361,293
Shoe Carnival, Inc.(a)	1,854	68,376
Signet Jewelers Ltd.	8,937	217,705
Sleep Number Corp.*	5,582	200,952
Sonic Automotive, Inc., Class A	4,063	62,164
Sportsman’s Warehouse Holdings, Inc.*	5,845	30,043
Tailored Brands, Inc.	8,510	107,481
Tile Shop Holdings, Inc.	6,405	48,614
Tilly’s, Inc., Class A	3,483	42,179
Winmark Corp.	411	63,356
Zumiez, Inc.*	3,234	82,176

		10,201,513

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a)	18,691	238,497
Avid Technology, Inc.*	5,259	25,033
Cray, Inc.*	6,952	152,527
Diebold Nixdorf, Inc.(a)	12,339	52,441
Eastman Kodak Co.*(a)	2,633	7,662
Electronics For Imaging, Inc.*	7,542	199,184
Immersion Corp.*	4,131	39,203
Stratasys Ltd.*	9,183	234,442
USA Technologies, Inc.*	9,949	58,799

		1,007,788

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	11,583	332,664
Culp, Inc.	1,786	34,112
Deckers Outdoor Corp.*	5,017	644,434
Fossil Group, Inc.*(a)	7,809	132,441
G-III Apparel Group Ltd.*	7,694	268,290
Movado Group, Inc.	2,703	86,361
Oxford Industries, Inc.	2,883	220,780
Rocky Brands, Inc.	1,115	29,893
Steven Madden Ltd.	14,874	485,636
Superior Group of Cos., Inc.	1,375	24,434
Unifi, Inc.*	2,731	58,416
Vera Bradley, Inc.*	3,760	33,652
Wolverine World Wide, Inc.	15,839	543,436

		2,894,549

Thrifts & Mortgage Finance 2.3%
Axos Financial, Inc.*	10,159	308,427
Bank7 Corp.*	558	8,699
BankFinancial Corp.	2,351	35,265
Beneficial Bancorp, Inc.	11,896	185,459
Bridgewater Bancshares, Inc.*	3,736	41,656
BSB Bancorp, Inc.*	1,365	44,035
Capitol Federal Financial, Inc.	22,489	289,433
Columbia Financial, Inc.*	8,744	129,499
Dime Community Bancshares, Inc.	5,645	111,319
Entegra Financial Corp.*	1,114	26,023
ESSA Bancorp, Inc.	1,458	21,957
Essent Group Ltd.*	16,623	660,764
Federal Agricultural Mortgage Corp., Class C	1,597	112,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	3,467	$97,700
Flagstar Bancorp, Inc.*	5,102	157,397
FS Bancorp, Inc.	723	35,102
Greene County Bancorp, Inc.	600	18,282
Hingham Institution for Savings	266	49,183
Home Bancorp, Inc.	1,428	50,494
HomeStreet, Inc.*	4,095	100,205
Impac Mortgage Holdings, Inc.*	1,940	6,809
Kearny Financial Corp.	15,740	202,102
LendingTree, Inc.*(a)	1,394	413,098
Luther Burbank Corp.	3,514	33,207
Malvern Bancorp, Inc.*	1,055	22,071
Merchants Bancorp	2,899	56,733
Meridian Bancorp, Inc.	8,386	132,792
Meta Financial Group, Inc.	4,826	113,652
MGIC Investment Corp.*	62,667	782,084
Mr. Cooper Group, Inc.*	12,777	196,638
NMI Holdings, Inc., Class A*	10,690	235,180
Northfield Bancorp, Inc.	7,814	111,818
Northwest Bancshares, Inc.	16,595	292,736
OceanFirst Financial Corp.	8,192	196,690
Ocwen Financial Corp.*	20,740	34,843
OP Bancorp*	1,845	16,790
Oritani Financial Corp.	7,304	123,145
PCSB Financial Corp.	2,918	59,265
PDL Community Bancorp*	1,345	17,391
PennyMac Financial Services, Inc.	3,385	70,002
Provident Bancorp, Inc.*	734	16,596
Provident Financial Services, Inc.	10,877	268,771
Prudential Bancorp, Inc.	1,311	23,913
Radian Group, Inc.	37,478	721,077
Riverview Bancorp, Inc.	3,454	25,732
SI Financial Group, Inc.	1,611	20,750
Southern Missouri Bancorp, Inc.	1,309	46,090
Sterling Bancorp, Inc.	3,730	32,078
Territorial Bancorp, Inc.	1,251	34,503
Timberland Bancorp, Inc.	1,245	35,009
TrustCo Bank Corp.	14,930	115,857
United Community Financial Corp.	7,986	75,707
United Financial Bancorp, Inc.	8,825	130,698
Walker & Dunlop, Inc.	4,743	227,996
Washington Federal, Inc.	14,481	421,252
Waterstone Financial, Inc.	4,570	71,749
Western New England Bancorp, Inc.	4,527	41,875
WSFS Financial Corp.	5,205	219,495

		8,130,081

Tobacco 0.2%
22nd Century Group, Inc.*(a)	18,728	41,951
Pyxus International, Inc.*(a)	1,364	22,138
Turning Point Brands, Inc.	1,579	55,912
Universal Corp.	4,240	244,648
Vector Group Ltd.	17,726	194,986

		559,635

Trading Companies & Distributors 1.2%
Aircastle Ltd.	9,281	193,416
Applied Industrial Technologies, Inc.	6,550	386,515
Beacon Roofing Supply, Inc.*	11,976	435,088
BlueLinx Holdings, Inc.*(a)	1,444	42,093
BMC Stock Holdings, Inc.*	11,559	198,352
CAI International, Inc.*	3,177	78,853
DXP Enterprises, Inc.*	2,738	90,107
EVI Industries, Inc.(a)	693	24,186
Foundation Building Materials, Inc.*	2,391	21,854
GATX Corp.	6,429	486,547
General Finance Corp.*	1,542	14,896
GMS, Inc.*	5,591	105,838
H&E Equipment Services, Inc.	5,470	146,432
Herc Holdings, Inc.*	4,123	152,757
Kaman Corp.	4,727	279,460
Lawson Products, Inc.*	1,218	36,053
MRC Global, Inc.*	14,409	225,068
Nexeo Solutions, Inc.*(a)	6,293	59,154
NOW, Inc.*	18,486	250,116
Rush Enterprises, Inc., Class A	5,061	193,583
Rush Enterprises, Inc., Class B	898	34,950
SiteOne Landscape Supply, Inc.*	6,970	371,501
Systemax, Inc.	2,061	48,104
Textainer Group Holdings Ltd.*	4,892	63,694
Titan Machinery, Inc.*	2,993	56,089
Triton International Ltd.	8,976	322,687
Veritiv Corp.*	2,018	68,915
Willis Lease Finance Corp.*	553	21,169

		4,407,477

Water Utilities 0.4%
American States Water Co.	6,317	427,787
AquaVenture Holdings Ltd.*	1,872	39,368
Artesian Resources Corp., Class A	1,571	55,598
Cadiz, Inc.*(a)	4,404	45,361
California Water Service Group	8,261	409,085
Connecticut Water Service, Inc.	2,070	140,429
Consolidated Water Co. Ltd.	2,404	31,372
Global Water Resources, Inc.	2,191	21,099
Middlesex Water Co.	2,741	154,044
Pure Cycle Corp.*	2,603	26,473
SJW Group	2,955	177,152
York Water Co. (The)	2,279	74,979

		1,602,747

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	6,950	167,634
Gogo, Inc.*(a)	11,335	46,814
NII Holdings, Inc.*(a)	15,603	75,675
Shenandoah Telecommunications Co.	8,005	381,278
Spok Holdings, Inc.	3,222	44,592

		715,993

Total Common Stocks (cost $328,515,813)		341,952,188

Rights 0.1%

	Number of Rights	Value
Food Products 0.1%
Schuman, Inc., CVR*(b)	5,162	9,859

Pharmaceuticals 0.0%†
Corium International, Inc., CVR*(b)	5,244	0

Total Rights (cost $–)		9,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Short-Term Investment 0.4%

	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.32% (e)(f)	1,582,088	$1,582,088

Total Short-Term Investment (cost $1,582,088)		1,582,088

Repurchase Agreements 4.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $15,730,756, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $16,122,430.(f)	$15,729,629	15,729,629
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $411,192, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $419,386.(f)	411,163	411,163

Total Repurchase Agreements (cost $16,140,792)		16,140,792

Total Investments (cost $346,238,693) — 100.9%		359,684,927
Liabilities in excess of other assets — (0.9)%		(3,114,227)

NET ASSETS — 100.0%		$356,570,700

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $19,022,725, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,582,088 and $16,140,792, respectively, and by $1,608,302 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $19,331,182.

(b)	Fair valued security.
(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of January 31, 2019.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $17,722,880.
†	Amount rounds to less than 0.1%. Asset Types

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	202	3/2019	USD	15,152,020	1,170,761

					1,170,761

At January 31, 2019, the Fund has $681,600 segregated as collateral with the broker for open futures contracts.

Currency:

USD	— United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,255,027	$—	$—	$4,255,027
Air Freight & Logistics	1,152,662	—	—	1,152,662
Airlines	1,716,021	—	—	1,716,021
Auto Components	3,570,977	—	—	3,570,977
Automobiles	151,952	—	—	151,952
Banks	32,479,875	—	—	32,479,875
Beverages	992,857	—	—	992,857
Biotechnology	21,902,404	—	—	21,902,404
Building Products	4,219,658	—	—	4,219,658
Capital Markets	4,368,270	—	—	4,368,270
Chemicals	6,505,771	—	—	6,505,771
Commercial Services & Supplies	8,692,482	—	—	8,692,482
Communications Equipment	5,598,221	—	—	5,598,221
Construction & Engineering	3,504,173	—	—	3,504,173
Construction Materials	427,922	—	—	427,922
Consumer Finance	2,363,244	—	—	2,363,244
Containers & Packaging	347,362	—	—	347,362
Distributors	277,069	—	—	277,069
Diversified Consumer Services	3,051,169	—	—	3,051,169
Diversified Financial Services	625,344	—	—	625,344
Diversified Telecommunication Services	1,858,512	—	—	1,858,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$3,960,229	$—	$—	$3,960,229
Electrical Equipment	2,596,370	—	—	2,596,370
Electronic Equipment, Instruments & Components	8,914,465	—	—	8,914,465
Energy Equipment & Services	4,527,553	—	—	4,527,553
Entertainment	1,670,228	—	—	1,670,228
Equity Real Estate Investment Trusts (REITs)	23,599,452	—	—	23,599,452
Food & Staples Retailing	2,073,677	—	—	2,073,677
Food Products	3,905,380	—	—	3,905,380
Gas Utilities	3,826,723	—	—	3,826,723
Health Care Equipment & Supplies	12,577,432	—	—	12,577,432
Health Care Providers & Services	6,530,640	—	—	6,530,640
Health Care Technology	3,965,760	—	—	3,965,760
Hotels, Restaurants & Leisure	10,215,671	—	—	10,215,671
Household Durables	5,347,995	—	—	5,347,995
Household Products	771,816	—	—	771,816
Independent Power and Renewable Electricity Producers	1,174,980	—	—	1,174,980
Industrial Conglomerates	228,561	—	—	228,561
Insurance	9,363,515	—	—	9,363,515
Interactive Media & Services	1,891,778	—	—	1,891,778
Internet & Direct Marketing Retail	3,480,843	—	—	3,480,843
IT Services	7,033,157	—	—	7,033,157
Leisure Products	1,200,530	—	—	1,200,530
Life Sciences Tools & Services	2,062,955	—	—	2,062,955
Machinery	12,738,759	—	—	12,738,759
Marine	390,146	—	—	390,146
Media	4,867,962	—	—	4,867,962
Metals & Mining	4,474,999	—	—	4,474,999
Mortgage Real Estate Investment Trusts (REITs)	3,813,186	—	—	3,813,186
Multiline Retail	1,110,850	—	—	1,110,850
Multi-Utilities	1,789,970	—	—	1,789,970
Oil, Gas & Consumable Fuels	8,078,977	—	—	8,078,977
Paper & Forest Products	1,484,766	—	—	1,484,766
Personal Products	1,171,150	—	—	1,171,150
Pharmaceuticals	6,487,831	—	—	6,487,831
Professional Services	5,063,802	—	—	5,063,802
Real Estate Management & Development	2,093,641	—	—	2,093,641
Road & Rail	1,657,787	—	—	1,657,787
Semiconductors & Semiconductor Equipment	9,372,132	—	—	9,372,132
Software	18,855,765	—	—	18,855,765
Specialty Retail	10,201,513	—	—	10,201,513
Technology Hardware, Storage & Peripherals	1,007,788	—	—	1,007,788
Textiles, Apparel & Luxury Goods	2,894,549	—	—	2,894,549
Thrifts & Mortgage Finance	8,130,081	—	—	8,130,081
Tobacco	559,635	—	—	559,635
Trading Companies & Distributors	4,407,477	—	—	4,407,477
Water Utilities	1,602,747	—	—	1,602,747
Wireless Telecommunication Services	715,993	—	—	715,993

Total Common Stocks	$341,952,188	$—	$—	$341,952,188

Futures Contracts	$1,170,761	$—	$—	$1,170,761
Repurchase Agreements	—	16,140,792	—	16,140,792
Rights	—	9,859	—	9,859
Short-Term Investment	1,582,088	—	—	1,582,088

Total	$344,705,037	$16,150,651	$—	$360,855,688

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2019, the Fund held one Common Stocks that was categorized as Level 3 investments which were each valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,170,761

Total		$1,170,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 96.6%

	Shares	Value
Biotechnology 1.8%
Incyte Corp.*	14,737	$1,187,655
Ironwood Pharmaceuticals, Inc.*	315,511	4,309,880

		5,497,535

Chemicals 3.9%
Balchem Corp.	139,684	11,596,566

Communications Equipment 1.4%
NetScout Systems, Inc.*	159,614	4,138,791

Electronic Equipment, Instruments & Components 4.5%
Cognex Corp.	297,099	13,518,005

Health Care Equipment & Supplies 22.6%
ABIOMED, Inc.*	33,636	11,808,590
Cantel Medical Corp.	119,469	9,727,166
Cardiovascular Systems, Inc.*	138,956	4,325,700
Endologix, Inc.*	211,540	160,241
Glaukos Corp.*	74,202	4,733,346
Inogen, Inc.*	62,546	9,457,581
iRhythm Technologies, Inc.*	39,696	3,374,160
Meridian Bioscience, Inc.	79,371	1,300,891
Neogen Corp.*	183,781	11,194,101
Quidel Corp.*	191,341	11,103,518

		67,185,294

Health Care Technology 13.7%
Medidata Solutions, Inc.*	130,850	9,285,116
NextGen Healthcare Information Systems LLC*	288,844	5,106,762
Veeva Systems, Inc., Class A*	120,820	13,176,629
Vocera Communications, Inc.*	320,646	13,088,770

		40,657,277

IT Services 0.4%
NIC, Inc.	67,916	1,113,822

Life Sciences Tools & Services 3.9%
Bio-Techne Corp.	66,955	11,680,969

Machinery 8.5%
DMC Global, Inc.	90,797	3,134,312
Proto Labs, Inc.*	104,094	12,923,270
Sun Hydraulics Corp.	255,987	9,067,060

		25,124,642

Software 35.9%
ACI Worldwide, Inc.*	72,306	2,137,365
Alarm.com Holdings, Inc.*	87,662	5,516,570
Alteryx, Inc., Class A*(a)	62,222	4,427,095
American Software, Inc., Class A	161,125	1,782,042
ANSYS, Inc.*	54,134	8,896,923
Blackbaud, Inc.	134,325	9,617,670
Ellie Mae, Inc.*(a)	134,606	10,203,135
Guidewire Software, Inc.*	109,482	9,489,900
Manhattan Associates, Inc.*	277,789	13,547,770
Paycom Software, Inc.*	94,118	13,952,052
PROS Holdings, Inc.*	300,732	10,405,327
Q2 Holdings, Inc.*	90,390	5,371,878
Tyler Technologies, Inc.*	60,237	11,396,238

		106,743,965

Total Common Stocks (cost $212,624,084)		287,256,866

Short-Term Investment 0.4%

	Shares	Value
Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.32% (b)(c)	1,051,158	$1,051,158

Total Short-Term Investment (cost $1,051,158)		1,051,158

Repurchase Agreements 3.6%

	Principal Amount	Value

BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $10,451,699, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $10,711,932. (c)	$10,450,950	10,450,950
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $273,201, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $278,645. (c)	273,182	273,182

Total Repurchase Agreements (cost $10,724,132)		10,724,132

Total Investments (cost $224,399,374) — 100.6%		299,032,156
Liabilities in excess of other assets — (0.6)%		(1,702,032)

NET ASSETS — 100.0%		$297,330,124

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $11,806,935, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,051,158 and $10,724,132, respectively, a total value of $11,775,290.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $11,775,290.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$287,256,866	$—	$—	$287,256,866
Repurchase Agreements	—	10,724,132	—	10,724,132
Short-Term Investment	1,051,158	—	—	1,051,158

Total	$288,308,024	$10,724,132	$—	$299,032,156

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.6%

	Shares	Value
Aerospace & Defense 1.2%
AAR Corp.	5,734	$216,057
Aerovironment, Inc.*	1,831	142,195
Arotech Corp.*	6,700	23,115
Astronics Corp.*	1,178	36,129
Astronics Corp., Class B*	176	5,412
CPI Aerostructures, Inc.*	1,172	8,216
Cubic Corp.	3,316	213,119
Ducommun, Inc.*	2,970	116,929
Esterline Technologies Corp.*	4,483	545,581
KeyW Holding Corp. (The)*	7,966	57,196
Mercury Systems, Inc.*	2,286	134,028
Moog, Inc., Class A	3,674	328,713
National Presto Industries, Inc.(a)	801	95,816
SIFCO Industries, Inc.*	425	1,339
Triumph Group, Inc.	3,850	68,723
Vectrus, Inc.*	2,092	52,697
Wesco Aircraft Holdings, Inc.*	12,785	111,741

		2,157,006

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	4,170	99,038
Atlas Air Worldwide Holdings, Inc.*	4,349	231,454
Echo Global Logistics, Inc.*	4,411	104,805
Forward Air Corp.	1,257	73,572
Hub Group, Inc., Class A*	5,677	252,683
Radiant Logistics, Inc.*	5,361	26,483

		788,035

Airlines 1.4%
Alaska Air Group, Inc.	10,658	681,579
Copa Holdings SA, Class A	1,310	124,254
Hawaiian Holdings, Inc.	534	17,099
JetBlue Airways Corp.*	43,803	788,016
SkyWest, Inc.	7,710	392,824
Spirit Airlines, Inc.*	8,798	517,498

		2,521,270

Auto Components 1.7%
Adient plc	7,975	157,427
American Axle & Manufacturing Holdings, Inc.*	18,129	267,947
BorgWarner, Inc.	11,610	474,849
Cooper Tire & Rubber Co.	8,427	296,630
Cooper-Standard Holdings, Inc.*	2,266	173,258
Gentex Corp.	15,770	334,009
Gentherm, Inc.*	2,789	118,700
Goodyear Tire & Rubber Co. (The)	24,293	514,769
Horizon Global Corp.*(a)	1,344	2,822
Modine Manufacturing Co.*	10,671	156,117
Motorcar Parts of America, Inc.*	3,290	65,800
Shiloh Industries, Inc.*	3,700	22,163
Standard Motor Products, Inc.	4,269	209,864
Stoneridge, Inc.*	3,092	80,732
Strattec Security Corp.	442	15,249
Superior Industries International, Inc.	4,675	24,076
Tenneco, Inc., Class A	1,132	39,258
Tower International, Inc.	3,892	113,218
VOXX International Corp.*	5,943	30,963

		3,097,851

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	84,313

Banks 15.8%
1st Source Corp.	4,229	191,997
Access National Corp.	2,051	48,424
Allegiance Bancshares, Inc.*	1,395	50,108
American National Bankshares, Inc.	1,663	54,347
Ameris Bancorp	2,483	94,230
AmeriServ Financial, Inc.	1,800	7,434
Arrow Financial Corp.	1,655	52,712
Associated Banc-Corp.	27,506	595,505
Atlantic Capital Bancshares, Inc.*	2,398	43,356
Banc of California, Inc.	6,828	99,552
BancFirst Corp.	3,740	200,763
Bancorp, Inc. (The)*	11,406	96,723
BancorpSouth Bank	5,040	147,067
Bank of Commerce Holdings	1,636	17,489
Bank of Marin Bancorp	1,634	68,530
Bank OZK	10,254	311,106
BankUnited, Inc.	14,933	504,885
Banner Corp.	5,248	286,226
Bar Harbor Bankshares	1,137	27,208
Baycom Corp.*	825	17,820
BCB Bancorp, Inc.	754	8,852
Berkshire Hills Bancorp, Inc.	6,787	184,946
Blue Hills Bancorp, Inc.	2,983	70,518
Boston Private Financial Holdings, Inc.	10,941	126,916
Bridge Bancorp, Inc.	1,913	58,901
Brookline Bancorp, Inc.	13,801	205,221
Bryn Mawr Bank Corp.	2,696	99,725
C&F Financial Corp.	391	19,542
Cadence Bancorp	5,935	111,281
Camden National Corp.	2,176	88,171
Capital City Bank Group, Inc.	2,801	67,224
Carolina Financial Corp.	2,314	80,111
CenterState Bank Corp.	6,407	158,894
Central Pacific Financial Corp.	4,036	115,551
Central Valley Community Bancorp	600	11,862
Century Bancorp, Inc., Class A	429	33,303
Chemical Financial Corp.	9,486	421,748
CIT Group, Inc.	15,529	717,284
Citizens & Northern Corp.	1,281	32,115
City Holding Co.	977	70,031
Civista Bancshares, Inc.	457	8,560
CNB Financial Corp.	1,639	41,418
Columbia Banking System, Inc.	7,446	273,640
Community Bank System, Inc.	2,986	179,011
Community Bankers Trust Corp.*	300	2,238
Community Trust Bancorp, Inc.	2,713	110,175
ConnectOne Bancorp, Inc.	5,101	102,020
Customers Bancorp, Inc.*	5,561	109,385
Eagle Bancorp, Inc.*	1,792	98,345
Enterprise Bancorp, Inc.	843	27,271
Enterprise Financial Services Corp.	1,967	86,804
Equity Bancshares, Inc., Class A*	1,317	41,815
Farmers National Banc Corp.	3,278	42,516
FB Financial Corp.	1,300	43,004
Fidelity Southern Corp.	4,129	125,769
Financial Institutions, Inc.	3,043	81,613
First Bancorp	3,569	131,232
First Bancorp, Inc.	1,541	39,866
First Bancorp/PR	36,613	389,928
First Bancshares, Inc. (The)	851	27,581
First Bank	980	11,015
First Busey Corp.	3,530	87,403
First Business Financial Services, Inc.	1,233	25,449
First Commonwealth Financial Corp.	16,327	222,047
First Community Bancshares, Inc.	3,566	122,314
First Financial Bancorp	12,302	323,912
First Financial Corp.	1,964	81,447
First Financial Northwest, Inc.	1,754	26,573
First Foundation, Inc.*	5,283	76,762

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Banks (continued)
First Hawaiian, Inc.	7,603	$195,625
First Horizon National Corp.	36,322	533,207
First Internet Bancorp	800	16,000
First Interstate BancSystem, Inc., Class A	4,105	159,767
First Merchants Corp.	6,505	238,278
First Mid-Illinois Bancshares, Inc.	1,457	47,469
First Midwest Bancorp, Inc.	14,047	309,315
First Northwest Bancorp	900	13,743
First of Long Island Corp. (The)	2,776	57,519
Flushing Financial Corp.	5,137	113,939
FNB Corp.	45,377	528,642
Franklin Financial Network, Inc.*	1,644	52,394
Fulton Financial Corp.	24,548	393,995
German American Bancorp, Inc.	2,829	82,748
Great Southern Bancorp, Inc.	2,228	118,841
Great Western Bancorp, Inc.	9,184	324,103
Hancock Whitney Corp.	10,910	448,183
Hanmi Financial Corp.	5,805	127,304
HarborOne Bancorp, Inc.*	808	12,265
Heartland Financial USA, Inc.	2,678	121,474
Heritage Commerce Corp.	6,247	82,898
Heritage Financial Corp.	5,474	169,584
Hilltop Holdings, Inc.	13,855	255,071
Home BancShares, Inc.	4,500	82,395
HomeTrust Bancshares, Inc.	3,132	84,564
Hope Bancorp, Inc.	21,007	300,610
Horizon Bancorp, Inc.	5,116	82,572
IBERIABANK Corp.	7,817	577,598
Independent Bank Corp.	5,253	253,542
Independent Bank Group, Inc.	4,254	224,441
International Bancshares Corp.	10,868	385,488
Investors Bancorp, Inc.	44,063	534,925
Lakeland Bancorp, Inc.	5,974	93,493
Lakeland Financial Corp.	1,578	71,057
LCNB Corp.	700	11,550
LegacyTexas Financial Group, Inc.	5,940	236,650
Live Oak Bancshares, Inc.	1,011	14,053
Macatawa Bank Corp.	3,062	29,885
MB Financial, Inc.	5,415	240,318
MBT Financial Corp.	2,346	23,483
Mercantile Bank Corp.	1,874	62,217
Midland States Bancorp, Inc.	2,218	53,476
MidSouth Bancorp, Inc.	1,470	16,787
MidWestOne Financial Group, Inc.	866	23,997
National Bank Holdings Corp., Class A	4,383	140,081
National Commerce Corp.*	342	13,925
NBT Bancorp, Inc.	5,830	207,665
Nicolet Bankshares, Inc.*	349	19,087
Northeast Bancorp	528	10,412
Northrim BanCorp, Inc.	746	24,715
OFG Bancorp	10,783	208,975
Ohio Valley Banc Corp.	475	17,043
Old Line Bancshares, Inc.	1,980	53,480
Old National Bancorp	23,379	377,337
Old Second Bancorp, Inc.	2,264	31,764
Opus Bank	5,252	109,767
Pacific Premier Bancorp, Inc.*	2,490	74,077
PacWest Bancorp	17,406	671,698
Park National Corp.	1,724	162,090
Peapack Gladstone Financial Corp.	2,910	77,668
Penns Woods Bancorp, Inc.	343	12,118
Peoples Bancorp of North Carolina, Inc.	709	18,434
Peoples Bancorp, Inc.	3,205	102,560
People’s United Financial, Inc.	52,065	852,825
People’s Utah Bancorp	1,321	38,837
Pinnacle Financial Partners, Inc.	10,708	575,769
Popular, Inc.	13,620	743,788
Preferred Bank	872	40,600
Premier Financial Bancorp, Inc.	1,453	20,734
Prosperity Bancshares, Inc.	9,596	682,659
QCR Holdings, Inc.	1,503	51,493
Renasant Corp.	6,723	238,801
Republic Bancorp, Inc., Class A	3,317	138,286
S&T Bancorp, Inc.	5,402	207,545
Sandy Spring Bancorp, Inc.	4,456	145,310
Seacoast Banking Corp. of Florida*	2,593	71,359
Shore Bancshares, Inc.	1,088	16,211
Sierra Bancorp	3,169	84,295
Simmons First National Corp., Class A	12,396	306,677
SmartFinancial, Inc.*	1,179	22,755
South State Corp.	4,576	303,618
Southern First Bancshares, Inc.*	254	9,141
Southern National Bancorp of Virginia, Inc.	3,865	58,284
Southside Bancshares, Inc.	2,701	89,106
Sterling Bancorp	30,887	594,266
Stock Yards Bancorp, Inc.	1,918	66,305
Synovus Financial Corp.	5,924	209,828
TCF Financial Corp.	15,613	345,984
Texas Capital Bancshares, Inc.*	486	28,319
Tompkins Financial Corp.	911	66,995
Towne Bank	8,160	211,834
TriCo Bancshares	3,516	132,623
TriState Capital Holdings, Inc.*	3,525	71,769
Triumph Bancorp, Inc.*	1,828	55,681
Trustmark Corp.	11,021	347,492
UMB Financial Corp.	744	47,884
Umpqua Holdings Corp.	31,549	557,786
Union Bankshares Corp.	7,821	246,831
United Bankshares, Inc.	14,715	520,470
United Community Banks, Inc.	9,343	240,302
United Security Bancshares	303	3,109
Univest Financial Corp.	4,791	112,541
Valley National Bancorp	47,052	475,696
Veritex Holdings, Inc.*	5,729	151,589
Washington Trust Bancorp, Inc.	1,498	77,956
WesBanco, Inc.	8,067	327,601
West Bancorporation, Inc.	1,635	35,218
Wintrust Financial Corp.	2,733	194,426

		28,495,750

Beverages 0.0%†
Craft Brew Alliance, Inc.*	4,854	79,897

Biotechnology 0.9%
Achillion Pharmaceuticals, Inc.*	32,833	71,904
Acorda Therapeutics, Inc.*	5,438	90,434
Aduro Biotech, Inc.*	6,403	19,081
Adverum Biotechnologies, Inc.*	7,361	23,408
AMAG Pharmaceuticals, Inc.*	3,751	61,404
Applied Genetic Technologies Corp.*	3,020	8,939
Aptevo Therapeutics, Inc.*	4,392	7,027
Aravive, Inc.*	823	3,308
Ardelyx, Inc.*	2,126	4,465
Chimerix, Inc.*	11,049	25,744
Concert Pharmaceuticals, Inc.*	2,723	38,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Emergent BioSolutions, Inc.*	3,530	$220,237
Five Prime Therapeutics, Inc.*	3,392	38,160
Immune Design Corp.*	3,067	4,785
Merrimack Pharmaceuticals, Inc.*	1,009	5,600
Myriad Genetics, Inc.*	7,487	211,059
PDL BioPharma, Inc.*	24,722	78,616
Prothena Corp. plc*	2,413	28,353
United Therapeutics Corp.*	4,970	573,190
Zafgen, Inc.*	2,450	10,878

		1,525,122

Building Products 1.0%
Alpha Pro Tech Ltd.*	4,000	16,000
American Woodmark Corp.*	1,430	100,029
Apogee Enterprises, Inc.	4,255	144,968
Armstrong Flooring, Inc.*	5,118	69,195
CSW Industrials, Inc.*	1,555	80,316
Gibraltar Industries, Inc.*	5,286	188,446
Griffon Corp.	8,229	130,923
Insteel Industries, Inc.	2,585	57,103
Masonite International Corp.*	3,100	177,320
Owens Corning	6,649	348,341
Quanex Building Products Corp.	7,527	117,798
Resideo Technologies, Inc.*	1,933	42,391
Simpson Manufacturing Co., Inc.	2,159	132,519
Universal Forest Products, Inc.	8,442	260,182

		1,865,531

Capital Markets 1.3%
Blucora, Inc.*	8,815	260,131
Cowen, Inc.*	5,698	92,137
GAIN Capital Holdings, Inc.(a)	5,725	37,041
INTL. FCStone, Inc.*	2,328	88,999
Invesco Ltd.	21,093	384,314
Investment Technology Group, Inc.	5,660	171,272
Janus Henderson Group plc	16,903	368,992
Legg Mason, Inc.	12,809	381,708
Oppenheimer Holdings, Inc., Class A	2,162	58,223
Stifel Financial Corp.	6,908	330,686
Virtus Investment Partners, Inc.	728	65,498
Waddell & Reed Financial, Inc., Class A(a)	8,698	148,910

		2,387,911

Chemicals 2.1%
AdvanSix, Inc.*	3,964	125,421
AgroFresh Solutions, Inc.*	3,582	14,400
American Vanguard Corp.	5,335	93,469
Ashland Global Holdings, Inc.	8,815	669,058
Core Molding Technologies, Inc.	1,940	16,878
Flotek Industries, Inc.*	9,242	23,660
FutureFuel Corp.	8,088	148,091
Hawkins, Inc.	1,432	59,414
HB Fuller Co.	6,707	331,259
Huntsman Corp.	28,771	632,099
Innophos Holdings, Inc.	2,371	70,893
Innospec, Inc.	3,301	231,961
Intrepid Potash, Inc.*	16,455	51,175
Kraton Corp.*	4,678	131,920
LSB Industries, Inc.*	3,802	28,325
Minerals Technologies, Inc.	4,309	252,378
Olin Corp.	9,372	221,273
Platform Specialty Products Corp.*	28,836	324,117
PQ Group Holdings, Inc.*	4,555	68,553
Rayonier Advanced Materials, Inc.	1,457	21,097
Stepan Co.	1,399	123,014
Trecora Resources*	3,453	29,937
Tredegar Corp.	3,224	52,583
Tronox Ltd., Class A	8,235	72,139

		3,793,114

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	10,288	351,747
ACCO Brands Corp.	15,314	135,223
Acme United Corp.	200	3,342
Advanced Disposal Services, Inc.*	10,762	271,203
AMREP Corp.*	216	1,359
ARC Document Solutions, Inc.*	6,278	15,256
Brady Corp., Class A	5,007	223,863
CECO Environmental Corp.*	8,373	57,606
Civeo Corp.*	25,762	65,178
Clean Harbors, Inc.*	4,988	295,340
Deluxe Corp.	200	9,394
Ennis, Inc.	3,361	66,682
Heritage-Crystal Clean, Inc.*	2,727	69,811
Knoll, Inc.	5,039	101,586
LSC Communications, Inc.	5,068	40,189
Matthews International Corp., Class A	3,629	161,454
McGrath RentCorp	3,946	198,879
Mobile Mini, Inc.	6,839	258,446
Multi-Color Corp.	237	11,032
NL Industries, Inc.*	2,541	9,630
PICO Holdings, Inc.*	4,992	48,472
Quad/Graphics, Inc.	3,004	40,584
SP Plus Corp.*	3,641	120,517
Steelcase, Inc., Class A	9,764	161,106
Stericycle, Inc.*	1,139	50,207
Team, Inc.*(a)	5,447	78,110
Tetra Tech, Inc.	3,965	218,828
UniFirst Corp.	428	59,248
Viad Corp.	3,896	205,319
Virco Manufacturing Corp.	1,500	6,360
VSE Corp.	2,192	71,525

		3,407,496

Communications Equipment 1.7%
ADTRAN, Inc.	12,546	182,921
ARRIS International plc*	25,852	811,494
Aviat Networks, Inc.*	639	8,595
BK Technologies, Inc.	2,881	11,668
Calix, Inc.*	1,597	17,375
Clearfield, Inc.*	800	9,416
CommScope Holding Co., Inc.*	990	20,701
Communications Systems, Inc.	2,369	5,567
Comtech Telecommunications Corp.	5,010	125,100
Digi International, Inc.*	6,264	74,291
EchoStar Corp., Class A*	7,774	318,578
EMCORE Corp.*	3,875	17,011
Finisar Corp.*	14,914	339,741
Harmonic, Inc.*	19,612	103,747
Infinera Corp.*	3,824	16,826
InterDigital, Inc.	4,179	304,273
KVH Industries, Inc.*	2,877	32,165
NETGEAR, Inc.*	4,606	182,444
NetScout Systems, Inc.*	12,045	312,327
Network-1 Technologies, Inc.	3,171	8,340
Optical Cable Corp.*	300	1,068
PC-Tel, Inc.*	1,200	6,348
Ribbon Communications, Inc.*	10,618	59,248
TESSCO Technologies, Inc.	1,910	30,579
Viavi Solutions, Inc.*	3,727	41,444

		3,041,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Construction & Engineering 2.2%
AECOM*	29,725	$909,882
Aegion Corp.*	5,747	104,308
Ameresco, Inc., Class A*	4,900	73,157
Arcosa, Inc.	7,152	210,483
Argan, Inc.	2,646	111,714
EMCOR Group, Inc.	2,496	162,814
Fluor Corp.	564	20,626
Goldfield Corp. (The)*	6,069	16,568
Granite Construction, Inc.	5,233	226,170
Great Lakes Dredge & Dock Corp.*	18,191	128,610
IES Holdings, Inc.*	1,273	21,310
KBR, Inc.	16,493	283,680
MasTec, Inc.*	6,864	304,624
MYR Group, Inc.*	2,963	90,283
Northwest Pipe Co.*	2,416	55,665
NV5 Global, Inc.*	1,142	80,819
Orion Group Holdings, Inc.*	7,050	29,751
Primoris Services Corp.	5,844	116,588
Quanta Services, Inc.	21,970	776,420
Sterling Construction Co., Inc.*	6,611	87,530
Tutor Perini Corp.*(a)	8,542	147,008
Valmont Industries, Inc.	555	71,595

		4,029,605

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	51,757

Consumer Finance 1.4%
Asta Funding, Inc.	267	1,138
Atlanticus Holdings Corp.*	1,995	7,501
Consumer Portfolio Services, Inc.*	1,523	5,848
Encore Capital Group, Inc.*(a)	2,812	83,067
Enova International, Inc.*	4,481	103,287
EZCORP, Inc., Class A*	10,724	99,948
Navient Corp.	39,150	446,310
Nelnet, Inc., Class A	4,820	253,532
OneMain Holdings, Inc.*	16,470	492,288
PRA Group, Inc.*	5,102	150,560
Regional Management Corp.*	2,948	81,011
Santander Consumer USA Holdings, Inc.	35,599	678,517
World Acceptance Corp.*	1,131	117,273

		2,520,280

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	37,331	450,585
Greif, Inc., Class A	4,541	177,099
Sonoco Products Co.	5,651	325,385
UFP Technologies, Inc.*	423	13,959

		967,028

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	92,143
Weyco Group, Inc.	2,056	55,245

		147,388

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	8,712	426,017
American Public Education, Inc.*	4,019	118,922
Bridgepoint Education, Inc.*	1,950	15,853
Carriage Services, Inc.	3,713	72,218
Graham Holdings Co., Class B	701	466,165
Houghton Mifflin Harcourt Co.*	4,089	42,812
K12, Inc.*	8,000	252,080
Laureate Education, Inc., Class A*	7,079	113,264
Liberty Tax, Inc., Class A	1,516	18,056
Regis Corp.*	8,534	159,159

		1,684,546

Diversified Financial Services 0.6%
Cannae Holdings, Inc.*	7,998	154,682
Marlin Business Services Corp.	1,601	35,526
On Deck Capital, Inc.*	6,287	47,278
Voya Financial, Inc.	16,730	776,774

		1,014,260

Diversified Telecommunication Services 0.3%
ATN International, Inc.	2,354	175,561
Cincinnati Bell, Inc.*	1,048	8,740
Consolidated Communications Holdings, Inc.(a)	7,288	77,836
Frontier Communications Corp.*(a)	10,982	21,964
Iridium Communications, Inc.*	13,904	269,460

		553,561

Electrical Equipment 0.8%
Acuity Brands, Inc.	1,330	160,810
AZZ, Inc.	5,446	243,708
Broadwind Energy, Inc.*	2,432	3,648
Encore Wire Corp.	3,606	194,363
EnerSys	983	83,811
FuelCell Energy, Inc.*(a)	4,647	2,385
LSI Industries, Inc.	4,939	16,151
Powell Industries, Inc.	2,855	79,683
Preformed Line Products Co.	824	45,732
Regal Beloit Corp.	6,323	485,353
Sunrun, Inc.*	2,400	31,920
Thermon Group Holdings, Inc.*	5,276	121,665
Ultralife Corp.*	3,374	26,992

		1,496,221

Electronic Equipment, Instruments & Components 5.4%
Anixter International, Inc.*	4,681	284,184
Arlo Technologies, Inc.*	9,121	65,580
Arrow Electronics, Inc.*	15,843	1,203,276
Avnet, Inc.	20,075	827,090
AVX Corp.	22,418	397,919
Bel Fuse, Inc., Class B	2,729	62,985
Belden, Inc.	3,848	206,291
Benchmark Electronics, Inc.	5,889	149,698
CTS Corp.	4,948	140,375
Daktronics, Inc.	8,464	63,734
Electro Scientific Industries, Inc.*	2,466	73,980
ePlus, Inc.*	1,463	115,899
Fabrinet*	5,205	295,852
FARO Technologies, Inc.*	2,559	108,809
Flex Ltd.*	27,639	265,887
Frequency Electronics, Inc.*	900	11,934
II-VI, Inc.*	7,821	296,885
Insight Enterprises, Inc.*	5,645	259,218
Jabil, Inc.	24,105	642,398
KEMET Corp.	6,837	121,152
Key Tronic Corp.*	2,680	19,430
Kimball Electronics, Inc.*	5,843	94,481
Knowles Corp.*	14,892	232,315
Methode Electronics, Inc.	3,912	100,734
MTS Systems Corp.	1,181	59,121
OSI Systems, Inc.*	2,417	216,781
PAR Technology Corp.*	1,700	42,381
Park Electrochemical Corp.	2,247	51,187
PC Connection, Inc.	3,343	110,754
PCM, Inc.*	3,273	69,879
Plexus Corp.*	5,296	297,212
RF Industries Ltd.	443	3,624
Richardson Electronics Ltd.	2,700	19,899
Rogers Corp.*	2,420	307,122
Sanmina Corp.*	12,441	388,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.*	4,682	$179,367
SMTC Corp.*	2,918	14,327
SYNNEX Corp.	6,359	615,297
Tech Data Corp.*	5,697	544,804
TTM Technologies, Inc.*	16,634	190,958
Vishay Intertechnology, Inc.	22,196	432,822
Vishay Precision Group, Inc.*	2,246	75,084
Wayside Technology Group, Inc.	200	2,100
Wireless Telecom Group, Inc.*	5,122	8,810

		9,670,043

Energy Equipment & Services 2.8%
Archrock, Inc.	15,206	143,545
Basic Energy Services, Inc.*	3,935	18,691
Bristow Group, Inc.*(a)	8,504	27,978
CARBO Ceramics, Inc.*	3,900	15,717
Dawson Geophysical Co.*	5,839	22,830
Diamond Offshore Drilling, Inc.*(a)	10,434	114,044
Dril-Quip, Inc.*(a)	5,939	222,356
Ensco plc, Class A (a)	59,813	263,177
Era Group, Inc.*	5,757	54,231
Exterran Corp.*	6,251	108,517
Forum Energy Technologies, Inc.*	17,299	84,938
Frank’s International NV*	3,139	17,861
Geospace Technologies Corp.*	1,817	27,310
Gulf Island Fabrication, Inc.*	3,273	31,061
Helix Energy Solutions Group, Inc.*	25,935	177,136
Helmerich & Payne, Inc.	14,412	806,928
Hornbeck Offshore Services, Inc.*	6,751	8,911
Independence Contract Drilling, Inc.*	8,702	29,761
Keane Group, Inc.*	8,846	89,168
KLX Energy Services Holdings, Inc.*	2,935	76,486
Mammoth Energy Services, Inc.	402	8,896
Matrix Service Co.*	5,085	109,073
McDermott International, Inc.*	15,813	139,471
Mitcham Industries, Inc.*	4,242	16,883
Nabors Industries Ltd.	48,942	144,868
Natural Gas Services Group, Inc.*	3,260	53,823
NCS Multistage Holdings, Inc.*	1,277	7,228
Newpark Resources, Inc.*	19,127	158,945
Noble Corp. plc*	35,962	118,675
Oceaneering International, Inc.*	15,513	243,399
Oil States International, Inc.*	9,810	168,928
Patterson-UTI Energy, Inc.	28,153	341,496
PHI, Inc. (Non-Voting)*(a)	2,915	9,561
Pioneer Energy Services Corp.*	17,077	25,274
ProPetro Holding Corp.*	6,574	107,419
RigNet, Inc.*	1,237	16,526
Rowan Cos. plc, Class A*	20,669	251,955
SEACOR Holdings, Inc.*	2,969	122,887
SEACOR Marine Holdings, Inc.*	2,919	38,677
Select Energy Services, Inc., Class A*	829	7,047
Smart Sand, Inc.*(a)	1,795	4,559
Superior Energy Services, Inc.*	25,826	100,980
TETRA Technologies, Inc.*	17,259	36,762
Tidewater, Inc.*	2,800	60,256
Unit Corp.*	10,139	161,818
US Silica Holdings, Inc.(a)	11,125	149,965

		4,946,017

Entertainment 0.6%
AMC Entertainment Holdings, Inc., Class A(a)	8,355	122,401
Ballantyne Strong, Inc.*	3,325	4,655
Cinemark Holdings, Inc.	3,593	147,026
Eros International plc*(a)	1,900	18,107
IMAX Corp.*	6,547	135,981
Lions Gate Entertainment Corp., Class A	10,971	201,537
Lions Gate Entertainment Corp., Class B	13,198	231,361
Marcus Corp. (The)	2,900	129,253
Reading International, Inc., Class A*	3,433	54,241

		1,044,562

Equity Real Estate Investment Trusts (REITs) 0.0%†
Alexander & Baldwin, Inc.*	2,250	51,840

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	5,129	179,771
Casey’s General Stores, Inc.	1,146	147,467
Chefs’ Warehouse, Inc. (The)*	3,005	96,521
Ingles Markets, Inc., Class A	3,457	98,663
Natural Grocers by Vitamin Cottage, Inc.*	4,116	56,225
Performance Food Group Co.*	1,409	48,131
PriceSmart, Inc.	3,061	187,486
Smart & Final Stores, Inc.*	5,016	30,246
SpartanNash Co.	6,313	130,995
United Natural Foods, Inc.*	8,040	105,324
US Foods Holding Corp.*	25,980	876,046
Village Super Market, Inc., Class A	2,253	60,583
Weis Markets, Inc.	3,700	179,524

		2,196,982

Food Products 2.5%
Alico, Inc.	847	25,071
Bunge Ltd.	8,577	472,336
Darling Ingredients, Inc.*	24,731	526,028
Dean Foods Co.	16,013	66,774
Farmer Brothers Co.*	2,830	69,618
Fresh Del Monte Produce, Inc.	8,506	272,022
Hostess Brands, Inc.*	13,739	157,861
Ingredion, Inc.	5,824	576,576
John B Sanfilippo & Son, Inc.	1,084	73,983
Landec Corp.*	4,091	51,915
Limoneira Co.	1,674	36,878
Post Holdings, Inc.*	9,033	838,443
Sanderson Farms, Inc.	3,553	437,374
Sanderson Farms, Inc.*(b)(c)(d)	200	0
Seaboard Corp.	115	444,380
Seneca Foods Corp., Class A*	1,991	56,943
TreeHouse Foods, Inc.*	6,386	372,687

		4,478,889

Health Care Equipment & Supplies 1.1%
AngioDynamics, Inc.*	6,548	138,163
Anika Therapeutics, Inc.*	2,476	94,063
Avanos Medical, Inc.*	7,218	328,780
CONMED Corp.	3,554	250,024
CryoLife, Inc.*	3,675	102,569
FONAR Corp.*	951	21,017
Haemonetics Corp.*	1,344	132,935
Integer Holdings Corp.*	4,932	399,443
Invacare Corp.	7,501	38,555
Kewaunee Scientific Corp.	92	2,962
Merit Medical Systems, Inc.*	4,593	259,642
Natus Medical, Inc.*	1,100	37,114
Orthofix Medical, Inc.*	1,141	61,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
RTI Surgical, Inc.*	12,630	$55,446
SeaSpine Holdings Corp.*	2,130	32,568

		1,955,021

Health Care Providers & Services 1.8%
AAC Holdings, Inc.*	1,294	3,132
Acadia Healthcare Co., Inc.*	12,893	352,753
Aceto Corp.	5,812	7,033
Addus HomeCare Corp.*	2,887	173,653
Brookdale Senior Living, Inc.*	26,649	217,189
Community Health Systems, Inc.*(a)	6,764	26,650
Cross Country Healthcare, Inc.*	5,129	49,392
Digirad Corp.	4,028	2,842
Diplomat Pharmacy, Inc.*	5,200	75,400
Ensign Group, Inc. (The)	3,242	141,254
Five Star Senior Living, Inc.*	2,367	1,775
LHC Group, Inc.*	5,458	577,074
Magellan Health, Inc.*	3,844	250,475
MedCath Corp.*(b)(c)(d)	2,115	0
MEDNAX, Inc.*	7,555	272,811
National HealthCare Corp.	2,776	222,996
Owens & Minor, Inc.	8,102	61,332
Patterson Cos., Inc.	7,331	163,408
Premier, Inc., Class A*	1,770	70,428
Providence Service Corp. (The)*	2,000	128,280
Quorum Health Corp.*	1,182	3,463
Select Medical Holdings Corp.*	17,983	280,895
Surgery Partners, Inc.*(a)	979	12,805
Triple-S Management Corp., Class B*	4,740	95,559

		3,190,599

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	29,290	345,329
Evolent Health, Inc., Class A*	6,447	113,983
HealthStream, Inc.	4,884	122,881
HMS Holdings Corp.*	5,105	153,099
Micron Solutions, Inc.*	200	500
NextGen Healthcare Information Systems LLC*	3,097	54,755

		790,547

Hotels, Restaurants & Leisure 1.0%
Ark Restaurants Corp.	318	5,883
BBX Capital Corp.	6,955	42,912
Belmond Ltd., Class A*	17,989	448,286
Biglari Holdings, Inc., Class A*	17	11,050
Carrols Restaurant Group, Inc.*	3,980	34,347
Chuy’s Holdings, Inc.*	3,186	72,386
Del Frisco’s Restaurant Group, Inc.*	5,584	44,225
Del Taco Restaurants, Inc.*	8,750	90,913
Dover Motorsports, Inc.	1,000	1,990
El Pollo Loco Holdings, Inc.*	5,917	97,571
Eldorado Resorts, Inc.*	1,630	75,991
Fiesta Restaurant Group, Inc.*	1,776	26,391
International Game Technology plc(a)	10,422	170,504
J Alexander’s Holdings, Inc.*	2,426	20,864
Luby’s, Inc.*	3,390	5,085
Marriott Vacations Worldwide Corp.	3,019	267,302
Monarch Casino & Resort, Inc.*	870	37,619
OBH, Inc.*	176	23,042
Playa Hotels & Resorts NV*	4,027	31,733
Potbelly Corp.*	4,608	39,951
RCI Hospitality Holdings, Inc.	1,853	41,340
Red Lion Hotels Corp.*	3,236	29,933
Red Robin Gourmet Burgers, Inc.*	2,257	72,179
Speedway Motorsports, Inc.	6,911	111,544

		1,803,041

Household Durables 2.7%
Bassett Furniture Industries, Inc.	1,614	30,779
Cavco Industries, Inc.*	1,171	194,726
Century Communities, Inc.*	4,918	115,376
CSS Industries, Inc.	1,000	8,730
Ethan Allen Interiors, Inc.	4,316	81,918
Flexsteel Industries, Inc.	1,648	41,151
Green Brick Partners, Inc.*	8,441	71,411
Hamilton Beach Brands Holding Co., Class A	799	20,886
Helen of Troy Ltd.*	2,722	315,861
Hooker Furniture Corp.	2,384	68,588
KB Home	12,671	271,286
La-Z-Boy, Inc.	7,709	228,341
Libbey, Inc.	1,488	7,470
Lifetime Brands, Inc.	3,756	36,546
M/I Homes, Inc.*	5,099	135,072
MDC Holdings, Inc.	7,213	237,524
Meritage Homes Corp.*	7,800	351,624
New Home Co., Inc. (The)*	2,958	20,469
Orleans Homebuilders, Inc.*(b)(c)(d)	1,500	0
PulteGroup, Inc.	21,552	599,361
Taylor Morrison Home Corp., Class A*	14,249	269,306
Toll Brothers, Inc.	24,027	887,557
TopBuild Corp.*	5,498	290,349
TRI Pointe Group, Inc.*	25,182	338,698
Universal Electronics, Inc.*	1,319	37,156
William Lyon Homes, Class A*	5,959	79,016
ZAGG, Inc.*	2,669	29,946

		4,769,147

Household Products 0.2%
Central Garden & Pet Co.*	2,100	82,341
Central Garden & Pet Co., Class A*	5,569	198,368
Oil-Dri Corp. of America	461	12,235
Orchids Paper Products Co.*	943	990

		293,934

Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	3,973	229,282
TerraForm Power, Inc., Class A	1,830	21,740

		251,022

Industrial Conglomerates 0.0%†
Carlisle Cos., Inc.	649	69,917

Insurance 6.5%
Ambac Financial Group, Inc.(c)*	6,425	121,561
American Equity Investment Life Holding Co.	13,321	417,214
American National Insurance Co.	3,462	481,876
AMERISAFE, Inc.	1,076	63,925
Argo Group International Holdings Ltd.	4,838	322,888
Aspen Insurance Holdings Ltd.	10,104	421,640
Assurant, Inc.	8,703	838,882
Assured Guaranty Ltd.	16,643	675,040
Athene Holding Ltd., Class A*	12,591	540,154
Atlas Financial Holdings, Inc.*	2,387	21,220
Axis Capital Holdings Ltd.	4,148	222,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Blue Capital Reinsurance Holdings Ltd.	695	$4,747
Citizens, Inc.*	2,376	16,846
CNO Financial Group, Inc.	26,729	477,915
Donegal Group, Inc., Class A	4,202	55,340
eHealth, Inc.*	507	31,008
EMC Insurance Group, Inc.	3,160	103,901
Employers Holdings, Inc.	5,084	215,409
Enstar Group Ltd.*	1,785	317,730
FBL Financial Group, Inc., Class A	2,726	191,420
FedNat Holding Co.	3,276	59,328
First American Financial Corp.	6,203	310,646
Genworth Financial, Inc., Class A*	26,992	130,641
Global Indemnity Ltd.	2,452	80,671
Greenlight Capital Re Ltd., Class A*	5,532	57,367
Hallmark Financial Services, Inc.*	3,425	33,222
Hanover Insurance Group, Inc. (The)	3,186	363,331
HCI Group, Inc.	1,529	72,444
Heritage Insurance Holdings, Inc.	4,846	70,364
Horace Mann Educators Corp.	5,225	217,621
Independence Holding Co.	2,090	74,738
Investors Title Co.	330	57,001
James River Group Holdings Ltd.	1,769	68,230
Kemper Corp.	4,163	312,974
Kingstone Cos., Inc.	739	12,157
Maiden Holdings Ltd.	15,509	20,007
MBIA, Inc.*	16,219	155,865
Mercury General Corp.	1,545	79,876
National General Holdings Corp.	7,786	188,032
National Western Life Group, Inc., Class A	409	124,050
Navigators Group, Inc. (The)	4,010	279,898
Old Republic International Corp.	40,258	811,199
ProAssurance Corp.	3,046	129,942
Protective Insurance Corp., Class B	1,193	21,987
RenaissanceRe Holdings Ltd.	1,135	156,664
Safety Insurance Group, Inc.	1,899	156,307
Selective Insurance Group, Inc.	5,006	304,966
State Auto Financial Corp.	4,807	163,438
Stewart Information Services Corp.	3,244	144,196
Third Point Reinsurance Ltd.*	15,356	161,392
United Fire Group, Inc.	4,126	214,552
United Insurance Holdings Corp.	2,171	35,431
Universal Insurance Holdings, Inc.	378	14,258
Unum Group	24,448	849,812
White Mountains Insurance Group Ltd.	231	206,417

		11,679,865

Interactive Media & Services 0.3%
Cars.com, Inc.*	8,846	241,584
DHI Group, Inc.*	6,813	13,353
Liberty TripAdvisor Holdings, Inc., Class A*	9,604	160,003
Meet Group, Inc. (The)*	13,286	76,793

		491,733

Internet & Direct Marketing Retail 0.2%
1-800-Flowers.com, Inc., Class A*	7,399	118,014
FTD Cos., Inc.*	6,539	16,805
Liberty Expedia Holdings, Inc., Class A*	5,999	245,899
Liquidity Services, Inc.*	7,122	59,611

		440,329

IT Services 1.3%
Alithya Group, Inc., Class A*	477	1,321
CACI International, Inc., Class A*	2,247	375,653
Computer Task Group, Inc.*	2,911	12,372
Conduent, Inc.*	23,170	295,417
LiveRamp Holdings, Inc.*	11,152	484,443
Luxoft Holding, Inc.*	2,392	138,808
ManTech International Corp., Class A	4,310	242,955
Perficient, Inc.*	6,653	169,718
Perspecta, Inc.	11,720	234,986
Presidio, Inc.	2,473	39,395
PRGX Global, Inc.*	338	3,096
Science Applications International Corp.	2,698	181,144
Sykes Enterprises, Inc.*	7,529	207,575

		2,386,883

Leisure Products 0.4%
Acushnet Holdings Corp.	9,262	212,933
American Outdoor Brands Corp.*	8,100	97,767
Callaway Golf Co.	15,276	248,846
Clarus Corp.	3,100	34,689
Escalade, Inc.	1,700	18,972
JAKKS Pacific, Inc.*	744	1,399
Johnson Outdoors, Inc., Class A	1,064	66,660
Nautilus, Inc.*	3,248	24,393
Vista Outdoor, Inc.*	7,134	71,197

		776,856

Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A*	2,315	578,449
Harvard Bioscience, Inc.*	8,872	30,431
Luminex Corp.	5,758	160,591
Syneos Health, Inc.*	886	45,221

		814,692

Machinery 3.7%
Actuant Corp., Class A	6,367	145,741
AGCO Corp.	10,092	647,906
Alamo Group, Inc.	2,702	232,723
Albany International Corp., Class A	412	28,288
Astec Industries, Inc.	4,281	158,483
Barnes Group, Inc.	4,403	260,129
Briggs & Stratton Corp.	7,426	95,647
Chart Industries, Inc.*	6,610	493,767
CIRCOR International, Inc.*	1,910	52,811
Colfax Corp.*	17,385	430,279
Columbus McKinnon Corp.	3,789	137,162
Eastern Co. (The)	399	10,845
EnPro Industries, Inc.	1,625	107,331
ESCO Technologies, Inc.	3,963	258,031
Federal Signal Corp.	7,769	170,763
Franklin Electric Co., Inc.	4,034	192,744
FreightCar America, Inc.*	2,266	16,134
Gencor Industries, Inc.*	1,501	20,804
Gorman-Rupp Co. (The)	3,700	127,835
Graham Corp.	1,887	42,269
Greenbrier Cos., Inc. (The)	4,948	209,845
Hurco Cos., Inc.	1,343	51,504
Hyster-Yale Materials Handling, Inc.	1,542	107,308
ITT, Inc.	6,818	358,354
Kadant, Inc.	653	55,701
Kennametal, Inc.	3,388	127,321
LB Foster Co., Class A*	2,592	46,319
LS Starrett Co. (The), Class A*	690	4,347
Lydall, Inc.*	1,818	48,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Manitowoc Co., Inc. (The)*	4,921	$74,898
Milacron Holdings Corp.*	2,528	35,038
Miller Industries, Inc.	3,399	102,140
NN, Inc.	6,648	60,696
Oshkosh Corp.	1,533	115,052
Park-Ohio Holdings Corp.	1,819	59,081
Perma-Pipe International Holdings, Inc.*	700	6,090
Rexnord Corp.*	3,305	86,426
Spartan Motors, Inc.	6,355	53,509
SPX FLOW, Inc.*	1,433	46,959
Standex International Corp.	1,332	99,340
Timken Co. (The)	9,078	386,632
Titan International, Inc.	10,236	57,526
Trinity Industries, Inc.	21,458	501,688
Twin Disc, Inc.*	800	14,496
Wabash National Corp.	7,650	106,641
Watts Water Technologies, Inc., Class A	3,209	240,258

		6,685,074

Marine 0.6%
Costamare, Inc.	16,158	82,083
Eagle Bulk Shipping, Inc.*	9,269	38,096
Genco Shipping & Trading Ltd.*	5,148	37,941
Golden Ocean Group Ltd.	4,045	20,508
Kirby Corp.*	8,387	628,270
Matson, Inc.	5,577	186,885
Scorpio Bulkers, Inc.	6,481	29,294

		1,023,077

Media 2.1%
AH Belo Corp., Class A	5,287	21,359
Entercom Communications Corp., Class A	14,491	106,219
Entravision Communications Corp., Class A	12,688	49,991
EW Scripps Co. (The), Class A	11,366	213,453
Gannett Co., Inc.	14,836	164,531
Gray Television, Inc.*	11,439	191,146
John Wiley & Sons, Inc., Class A	5,041	261,023
Liberty Latin America Ltd., Class A*	7,602	132,541
Liberty Latin America Ltd., Class C*	10,747	187,857
Marchex, Inc., Class B	5,787	23,148
Meredith Corp.	5,590	303,369
New Media Investment Group, Inc.	9,422	128,799
News Corp., Class A	41,368	530,752
News Corp., Class B	26,170	338,378
Nexstar Media Group, Inc., Class A	5,767	481,372
Saga Communications, Inc., Class A	533	18,026
Salem Media Group, Inc.	4,000	11,240
Scholastic Corp.	4,995	208,242
Sinclair Broadcast Group, Inc., Class A	694	21,382
TEGNA, Inc.	16,919	198,629
Townsquare Media, Inc., Class A	2,500	15,325
Tribune Media Co., Class A	2,121	97,375
Tribune Publishing Co.*	2,693	32,235

		3,736,392

Metals & Mining 2.1%
Alcoa Corp.*	14,428	428,223
Allegheny Technologies, Inc.*	7,359	201,563
Ampco-Pittsburgh Corp.*	2,015	7,012
Carpenter Technology Corp.	7,417	350,527
Coeur Mining, Inc.*	7,245	37,312
Commercial Metals Co.	16,768	292,602
Friedman Industries, Inc.	1,708	13,169
Gold Resource Corp.	2,355	10,574
Haynes International, Inc.	2,492	81,738
Hecla Mining Co.	68,127	183,943
Kaiser Aluminum Corp.	193	19,371
Materion Corp.	3,969	186,265
Nexa Resources SA*	1,172	10,384
Olympic Steel, Inc.	2,883	55,555
Reliance Steel & Aluminum Co.	10,150	831,082
Schnitzer Steel Industries, Inc., Class A	5,942	143,796
SunCoke Energy, Inc.*	11,920	133,981
Synalloy Corp.	400	6,320
TimkenSteel Corp.*	9,702	123,506
United States Steel Corp.	17,445	393,210
Universal Stainless & Alloy Products, Inc.*	2,462	44,144
Worthington Industries, Inc.	6,994	263,884

		3,818,161

Multiline Retail 0.2%
Dillard’s, Inc., Class A(a)	5,244	350,247
Fred’s, Inc., Class A*(a)	9,105	25,312
JC Penney Co., Inc.*(a)	23,712	31,300
Tuesday Morning Corp.*	7,030	13,919

		420,778

Oil, Gas & Consumable Fuels 5.2%
Abraxas Petroleum Corp.*	9,300	11,067
Adams Resources & Energy, Inc.	928	36,777
Antero Resources Corp.*	44,087	443,515
Arch Coal, Inc., Class A	2,839	250,201
Ardmore Shipping Corp.*	4,393	24,908
Bonanza Creek Energy, Inc.*	2,516	57,994
Callon Petroleum Co.*	31,130	253,398
Centennial Resource Development, Inc., Class A*	15,382	202,581
Clean Energy Fuels Corp.*	29,689	56,409
Cloud Peak Energy, Inc.*	12,663	4,725
CNX Resources Corp.*	32,688	396,832
CONSOL Energy, Inc.*	3,921	139,313
Contango Oil & Gas Co.*	5,570	21,055
Delek US Holdings, Inc.	8,650	281,211
Denbury Resources, Inc.*	42,868	87,022
DHT Holdings, Inc.	19,979	80,915
Dorian LPG Ltd.*	9,618	52,707
Earthstone Energy, Inc., Class A*	2,838	17,113
Eclipse Resources Corp.*(a)	27,639	31,785
EnLink Midstream LLC(a)	19,971	217,284
EP Energy Corp., Class A*	5,079	3,501
Extraction Oil & Gas, Inc.*	13,257	52,233
GasLog Ltd.	6,928	124,219
Green Plains, Inc.	6,261	88,969
Gulfport Energy Corp.*	23,763	199,372
Halcon Resources Corp.*	13,727	22,512
Hallador Energy Co.	7,101	40,227
HighPoint Resources Corp.*	28,896	80,909
International Seaways, Inc.*	3,598	65,196
Laredo Petroleum, Inc.*	18,531	70,418
Lonestar Resources US, Inc., Class A*	3,464	17,320
Matador Resources Co.*	4,298	83,811
Midstates Petroleum Co., Inc.*	1,497	14,491
Murphy Oil Corp.	24,117	659,600
NACCO Industries, Inc., Class A	939	32,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.*	44,684	$268,998
Overseas Shipholding Group, Inc., Class A*	10,848	19,635
Pacific Ethanol, Inc.*	8,749	11,199
Panhandle Oil and Gas, Inc., Class A	1,332	21,312
Par Pacific Holdings, Inc.*	3,365	54,715
Parsley Energy, Inc., Class A*	11,087	205,996
PBF Energy, Inc., Class A	15,951	584,126
PDC Energy, Inc.*	6,357	207,047
Peabody Energy Corp.	15,096	538,927
Penn Virginia Corp.*	1,473	77,274
QEP Resources, Inc.*	32,096	265,434
Range Resources Corp.	35,172	387,947
Renewable Energy Group, Inc.*	9,795	283,076
REX American Resources Corp.*	783	57,104
Ring Energy, Inc.*	5,773	33,945
SandRidge Energy, Inc.*	4,977	41,259
Scorpio Tankers, Inc.	3,443	64,487
SemGroup Corp., Class A	11,529	184,695
Ship Finance International Ltd.	15,095	183,555
SilverBow Resources, Inc.*	479	11,644
SM Energy Co.	16,262	319,060
Southwestern Energy Co.*	74,456	325,373
SRC Energy, Inc.*	32,838	161,563
Talos Energy, Inc.*	1,888	36,061
Teekay Tankers Ltd., Class A	13,319	13,319
Whiting Petroleum Corp.*	7,852	224,803
WildHorse Resource Development Corp.*(a)	5,987	101,599
World Fuel Services Corp.	9,327	232,149
WPX Energy, Inc.*	18,029	221,036

		9,358,929

Paper & Forest Products 1.0%
Boise Cascade Co.	5,347	146,882
Clearwater Paper Corp.*	2,391	80,625
Domtar Corp.	8,723	409,109
Louisiana-Pacific Corp.	17,948	437,572
Mercer International, Inc.	12,600	186,102
PH Glatfelter Co.	5,201	66,469
Resolute Forest Products, Inc.	16,440	128,232
Schweitzer-Mauduit International, Inc.	3,833	122,886
Verso Corp., Class A*	5,226	128,925

		1,706,802

Personal Products 0.4%
Coty, Inc., Class A	45,310	351,605
Edgewell Personal Care Co.*	7,426	292,956
Inter Parfums, Inc.	936	62,206
Mannatech, Inc.	180	3,424

		710,191

Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.*	7,223	164,395
Assertio Therapeutics, Inc.*	7,526	33,566
Cumberland Pharmaceuticals, Inc.*	3,851	20,603
Endo International plc*	7,881	76,840
Intra-Cellular Therapies, Inc.*	1,275	15,351
Mallinckrodt plc*	11,425	249,751
Perrigo Co. plc	10,469	486,285
Prestige Consumer Healthcare, Inc.*	4,711	131,531
Taro Pharmaceutical Industries Ltd.	169	16,079
Tetraphase Pharmaceuticals, Inc.*	3,410	4,194

		1,198,595

Professional Services 1.6%
Acacia Research Corp.*	12,146	36,924
ASGN, Inc.*	1,232	77,604
CBIZ, Inc.*	9,806	192,198
CRA International, Inc.	2,000	83,480
Franklin Covey Co.*	269	6,553
FTI Consulting, Inc.*	5,744	392,430
GP Strategies Corp.*	1,197	18,003
Heidrick & Struggles International, Inc.	2,983	98,588
Hill International, Inc.*	2,901	9,805
Hudson Global, Inc.*	3,050	4,453
Huron Consulting Group, Inc.*	3,418	165,260
ICF International, Inc.	3,247	214,042
InnerWorkings, Inc.*	9,233	42,379
Kelly Services, Inc., Class A	6,651	148,982
Korn Ferry	7,348	335,069
ManpowerGroup, Inc.	6,483	512,352
Mistras Group, Inc.*	4,648	68,372
Navigant Consulting, Inc.	9,014	233,643
RCM Technologies, Inc.*	400	1,560
Resources Connection, Inc.	8,465	141,450
TrueBlue, Inc.*	4,454	108,633

		2,891,780

Real Estate Management & Development 0.5%
Consolidated-Tomoka Land Co.	732	44,703
Forestar Group, Inc.*	940	15,049
FRP Holdings, Inc.*	634	32,156
Griffin Industrial Realty, Inc.	535	17,992
Howard Hughes Corp. (The)*	1,249	138,689
Jones Lang LaSalle, Inc.	207	29,686
Kennedy-Wilson Holdings, Inc.	2,907	58,111
Rafael Holdings, Inc., Class B*	2,237	34,495
RE/MAX Holdings, Inc., Class A	1,401	58,450
Realogy Holdings Corp.(a)	17,910	317,903
Tejon Ranch Co.*	3,720	70,010

		817,244

Road & Rail 2.2%
AMERCO	2,086	756,509
ArcBest Corp.	4,535	170,607
Covenant Transportation Group, Inc., Class A*	3,493	82,365
Genesee & Wyoming, Inc., Class A*	8,513	668,441
Heartland Express, Inc.	9,191	183,912
Hertz Global Holdings, Inc.*(a)	12,794	212,252
Knight-Swift Transportation Holdings, Inc.(a)	16,184	513,842
Marten Transport Ltd.	10,396	201,163
PAM Transportation Services, Inc.*	559	27,475
Patriot Transportation Holding, Inc.*	156	3,029
Ryder System, Inc.	7,508	434,788
Saia, Inc.*	2,915	174,812
Schneider National, Inc., Class B	10,990	233,428
USA Truck, Inc.*	1,450	25,897
Werner Enterprises, Inc.	10,074	331,636

		4,020,156

Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega Semiconductor Ltd.*	3,313	39,458
Amkor Technology, Inc.*	39,407	315,256
Amtech Systems, Inc.*	2,835	14,260
Axcelis Technologies, Inc.*	3,847	80,133
AXT, Inc.*	7,813	32,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	4,736	$147,432
Cirrus Logic, Inc.*	2,971	110,373
Cohu, Inc.	7,277	127,639
CyberOptics Corp.*	1,654	34,883
Diodes, Inc.*	8,319	279,768
First Solar, Inc.*	7,299	369,256
FormFactor, Inc.*	4,362	65,517
GSI Technology, Inc.*	2,857	22,027
Ichor Holdings Ltd.*(a)	1,024	21,064
inTEST Corp.*	3,095	22,779
Kulicke & Soffa Industries, Inc.	10,787	243,031
MKS Instruments, Inc.	1,297	105,874
Nanometrics, Inc.*	3,440	105,230
NeoPhotonics Corp.*	9,705	70,070
PDF Solutions, Inc.*	4,599	48,336
Photronics, Inc.*	12,094	129,285
Rambus, Inc.*	13,270	119,695
Rudolph Technologies, Inc.*	6,218	135,055
Synaptics, Inc.*	2,011	80,038
Ultra Clean Holdings, Inc.*	6,312	74,860
Veeco Instruments, Inc.*	8,083	79,294
Xperi Corp.	2,428	52,032

		2,924,756

Software 0.4%
Aware, Inc.*	1,965	6,917
BroadVision, Inc.*	530	901
BSQUARE Corp.*	700	1,498
MicroStrategy, Inc., Class A*	555	70,424
Monotype Imaging Holdings, Inc.	1,244	20,651
OneSpan, Inc.*	5,324	77,677
RealNetworks, Inc.*	2,449	6,465
Rubicon Project, Inc. (The)*	5,600	24,976
Seachange International, Inc.*	5,075	8,069
Synchronoss Technologies, Inc.*	4,983	35,728
TiVo Corp.	27,371	304,639
Verint Systems, Inc.*	2,981	144,191

		702,136

Specialty Retail 3.9%
Aaron’s, Inc.	6,556	328,193
Abercrombie & Fitch Co., Class A	10,614	230,005
American Eagle Outfitters, Inc.	20,344	429,665
America’s Car-Mart, Inc.*	1,715	119,981
Ascena Retail Group, Inc.*	28,140	68,943
At Home Group, Inc.*	474	10,447
AutoNation, Inc.*	12,490	483,988
Barnes & Noble Education, Inc.*	9,518	54,443
Barnes & Noble, Inc.	14,795	89,214
Bed Bath & Beyond, Inc.	17,199	259,533
Big 5 Sporting Goods Corp.(a)	1,914	6,584
Boot Barn Holdings, Inc.*	3,908	91,564
Build-A-Bear Workshop, Inc.*	3,938	18,627
Caleres, Inc.	6,256	186,679
Cato Corp. (The), Class A	3,177	47,178
Chico’s FAS, Inc.	15,371	89,152
Citi Trends, Inc.	2,575	52,762
Conn’s, Inc.*	3,259	68,244
Container Store Group, Inc. (The)*	3,665	26,241
Destination XL Group, Inc.*	1,161	2,995
Dick’s Sporting Goods, Inc.	9,443	333,432
DSW, Inc., Class A	11,932	325,147
Express, Inc.*	10,468	55,480
Foot Locker, Inc.	9,862	551,187
Francesca’s Holdings Corp.*	3,070	2,711
GameStop Corp., Class A(a)	15,591	176,802
Genesco, Inc.*	3,198	144,486
Group 1 Automotive, Inc.	2,915	177,902
Guess?, Inc.	11,998	234,081
Haverty Furniture Cos., Inc.	3,162	64,410
Hibbett Sports, Inc.*	3,975	64,952
Kirkland’s, Inc.*	2,678	27,369
Lithia Motors, Inc., Class A	2,584	229,847
MarineMax, Inc.*	5,333	94,821
Monro, Inc.	1,827	130,923
Office Depot, Inc.	67,532	199,219
Party City Holdco, Inc.*(a)	7,707	85,085
Penske Automotive Group, Inc.	10,725	502,788
Pier 1 Imports, Inc.*	17,911	14,610
RTW RetailWinds, Inc.*	7,295	22,615
Shoe Carnival, Inc.(a)	2,703	99,687
Signet Jewelers Ltd.	7,856	191,372
Sonic Automotive, Inc., Class A	4,342	66,433
Tandy Leather Factory, Inc.*	1,309	7,488
Tile Shop Holdings, Inc.	2,300	17,457
Tilly’s, Inc., Class A	2,890	34,998
Trans World Entertainment Corp.*	2,150	1,303
TravelCenters of America LLC*	2,265	11,370
Urban Outfitters, Inc.*	9,950	321,385
Vitamin Shoppe, Inc.*	3,466	16,013
Zumiez, Inc.*	5,382	136,757

		7,006,568

Technology Hardware, Storage & Peripherals 0.9%
AstroNova, Inc.	765	15,285
Cray, Inc.*	3,795	83,262
Electronics For Imaging, Inc.*	6,468	170,820
Intevac, Inc.*	3,894	21,650
Stratasys Ltd.*	8,324	212,512
Super Micro Computer, Inc.*	8,178	123,488
Xerox Corp.	33,844	954,739

		1,581,756

Textiles, Apparel & Luxury Goods 0.8%
Culp, Inc.	2,016	38,506
Deckers Outdoor Corp.*	2,723	349,769
Delta Apparel, Inc.*	158	3,721
Fossil Group, Inc.*(a)	1,915	32,478
G-III Apparel Group Ltd.*	5,927	206,675
Lakeland Industries, Inc.*	1,538	17,195
Movado Group, Inc.	3,380	107,991
Oxford Industries, Inc.	816	62,489
PVH Corp.	4,108	448,224
Rocky Brands, Inc.	1,932	51,797
Sequential Brands Group, Inc.*	9,001	9,811
Skechers U.S.A., Inc., Class A*	1,399	38,011
Superior Group of Cos., Inc.	1,724	30,635
Unifi, Inc.*	2,451	52,427
Vera Bradley, Inc.*	6,088	54,488

		1,504,217

Thrifts & Mortgage Finance 3.0%
Axos Financial, Inc.*	3,555	107,930
BankFinancial Corp.	3,508	52,620
Beneficial Bancorp, Inc.	9,723	151,582
Capitol Federal Financial, Inc.	20,599	265,109
Dime Community Bancshares, Inc.	7,053	139,085
ESSA Bancorp, Inc.	1,116	16,807
Federal Agricultural Mortgage Corp., Class C	1,904	134,708
First Defiance Financial Corp.	3,452	97,277
First Place Financial Corp.*(b)(c)(d)	367	0
Flagstar Bancorp, Inc.*	8,942	275,861
FS Bancorp, Inc.	194	9,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings	29	$5,362
Home Bancorp, Inc.	1,283	45,367
HomeStreet, Inc.*	4,550	111,338
HopFed Bancorp, Inc.	12	235
Kearny Financial Corp.	17,568	225,573
Malvern Bancorp, Inc.*	490	10,251
Meridian Bancorp, Inc.	6,397	101,296
Meta Financial Group, Inc.	3,006	70,791
Mr. Cooper Group, Inc.*	4,130	63,561
New York Community Bancorp, Inc.	53,986	627,317
NMI Holdings, Inc., Class A*	9,977	219,494
Northeast Community Bancorp, Inc.	300	3,615
Northfield Bancorp, Inc.	10,139	145,089
Northwest Bancshares, Inc.	15,617	275,484
OceanFirst Financial Corp.	5,597	134,384
Ocwen Financial Corp.*	19,045	31,996
Oritani Financial Corp.	8,569	144,473
PCSB Financial Corp.	1,168	23,722
Provident Financial Holdings, Inc.	1,703	28,951
Provident Financial Services, Inc.	10,403	257,058
Radian Group, Inc.	26,324	506,474
Riverview Bancorp, Inc.	5,811	43,292
SI Financial Group, Inc.	1,087	14,001
Southern Missouri Bancorp, Inc.	598	21,056
Territorial Bancorp, Inc.	1,453	40,074
Timberland Bancorp, Inc.	690	19,403
TrustCo Bank Corp.	11,491	89,170
United Community Financial Corp.	10,202	96,715
United Financial Bancorp, Inc.	9,052	134,060
Walker & Dunlop, Inc.	3,708	178,244
Washington Federal, Inc.	7,833	227,862
Waterstone Financial, Inc.	5,437	85,361
Western New England Bancorp, Inc.	4,598	42,531
WSFS Financial Corp.	3,389	142,914

		5,416,912

Tobacco 0.2%
Pyxus International, Inc.*(a)	2,540	41,224
Universal Corp.	4,260	245,802

		287,026

Trading Companies & Distributors 2.4%
Air Lease Corp.	20,990	796,361
Aircastle Ltd.	12,987	270,649
Beacon Roofing Supply, Inc.*	6,399	232,476
BMC Stock Holdings, Inc.*	8,076	138,584
CAI International, Inc.*	4,096	101,663
DXP Enterprises, Inc.*	2,900	95,439
GATX Corp.	5,511	417,072
Houston Wire & Cable Co.*	5,159	32,347
Kaman Corp.	3,460	204,555
Lawson Products, Inc.*	1,501	44,430
MRC Global, Inc.*	1,120	17,494
MSC Industrial Direct Co., Inc., Class A	624	52,098
Nexeo Solutions, Inc.*(a)	2,222	20,887
NOW, Inc.*	17,901	242,200
Rush Enterprises, Inc., Class A	6,135	234,664
Textainer Group Holdings Ltd.*	3,597	46,833
Titan Machinery, Inc.*	5,064	94,899
Triton International Ltd.	12,229	439,633
Univar, Inc.*	17,185	357,963
Veritiv Corp.*	3,125	106,719
WESCO International, Inc.*	7,163	375,341
Willis Lease Finance Corp.*	606	23,198

		4,345,505

Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	12,084	521,666

Water Utilities 0.0%†
AquaVenture Holdings Ltd.*	1,200	25,236

Wireless Telecommunication Services 0.5%
Spok Holdings, Inc.	5,414	74,930
Telephone & Data Systems, Inc.	15,861	574,485
United States Cellular Corp.*	4,903	282,315

		931,730

Total Common Stocks (cost $173,638,490)		179,445,815

Rights 0.0%†

	Number of Rights	Value

Diversified Financial Services 0.0%†
NewStar Financial, Inc., CVR*(b)(c)(d)	8,788	1,711

Media 0.0%†
Media General, Inc., CVR*(b)(c)(d)	5,993	0

Total Rights (cost $9,239)		1,711

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(e)(f)	327,052	327,052

Total Short-Term Investment (cost $327,052)		327,052

Repurchase Agreements 1.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $3,251,891, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $3,332,859.(f)	$3,251,658	3,251,658
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $85,002, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $86,696.(f)	84,997	84,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $3,336,655)	$3,336,655

Total Investments (cost $177,311,436) — 101.7%	183,111,233
Liabilities in excess of other assets — (1.7)%	(3,046,506)

NET ASSETS — 100.0%	$180,064,727

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $3,764,072, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $327,052 and $3,336,655, respectively, and by $214,467 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $3,878,174.

(b)	Fair valued security.
(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of January 31, 2019.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $3,663,707.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,157,006	$—	$—	$2,157,006
Air Freight & Logistics	788,035	—	—	788,035
Airlines	2,521,270	—	—	2,521,270
Auto Components	3,097,851	—	—	3,097,851
Automobiles	84,313	—	—	84,313
Banks	28,495,750	—	—	28,495,750
Beverages	79,897	—	—	79,897
Biotechnology	1,525,122	—	—	1,525,122
Building Products	1,865,531	—	—	1,865,531
Capital Markets	2,387,911	—	—	2,387,911
Chemicals	3,793,114	—	—	3,793,114
Commercial Services & Supplies	3,407,496	—	—	3,407,496
Communications Equipment	3,041,267	—	—	3,041,267
Construction & Engineering	4,029,605	—	—	4,029,605
Construction Materials	51,757	—	—	51,757
Consumer Finance	2,520,280	—	—	2,520,280
Containers & Packaging	967,028	—	—	967,028
Distributors	147,388	—	—	147,388
Diversified Consumer Services	1,684,546	—	—	1,684,546
Diversified Financial Services	1,014,260	—	—	1,014,260
Diversified Telecommunication Services	553,561	—	—	553,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Electrical Equipment	$1,496,221	$—	$—	$1,496,221
Electronic Equipment, Instruments & Components	9,670,043	—	—	9,670,043
Energy Equipment & Services	4,946,017	—	—	4,946,017
Entertainment	1,044,562	—	—	1,044,562
Equity Real Estate Investment Trusts (REITs)	51,840	—	—	51,840
Food & Staples Retailing	2,196,982	—	—	2,196,982
Food Products	4,478,889	—	—	4,478,889
Health Care Equipment & Supplies	1,955,021	—	—	1,955,021
Health Care Providers & Services	3,190,599	—	—	3,190,599
Health Care Technology	790,547	—	—	790,547
Hotels, Restaurants & Leisure	1,803,041	—	—	1,803,041
Household Durables	4,769,147	—	—	4,769,147
Household Products	293,934	—	—	293,934
Independent Power and Renewable Electricity Producers	251,022	—	—	251,022
Industrial Conglomerates	69,917	—	—	69,917
Insurance	11,679,865	—	—	11,679,865
Interactive Media & Services	491,733	—	—	491,733
Internet & Direct Marketing Retail	440,329	—	—	440,329
IT Services	2,386,883	—	—	2,386,883
Leisure Products	776,856	—	—	776,856
Life Sciences Tools & Services	814,692	—	—	814,692
Machinery	6,685,074	—	—	6,685,074
Marine	1,023,077	—	—	1,023,077
Media	3,736,392	—	—	3,736,392
Metals & Mining	3,818,161	—	—	3,818,161
Multiline Retail	420,778	—	—	420,778
Oil, Gas & Consumable Fuels	9,358,929	—	—	9,358,929
Paper & Forest Products	1,706,802	—	—	1,706,802
Personal Products	710,191	—	—	710,191
Pharmaceuticals	1,198,595	—	—	1,198,595
Professional Services	2,891,780	—	—	2,891,780
Real Estate Management & Development	817,244	—	—	817,244
Road & Rail	4,020,156	—	—	4,020,156
Semiconductors & Semiconductor Equipment	2,924,756	—	—	2,924,756
Software	702,136	—	—	702,136
Specialty Retail	7,006,568	—	—	7,006,568
Technology Hardware, Storage & Peripherals	1,581,756	—	—	1,581,756
Textiles, Apparel & Luxury Goods	1,504,217	—	—	1,504,217
Thrifts & Mortgage Finance	5,416,912	—	—	5,416,912
Tobacco	287,026	—	—	287,026
Trading Companies & Distributors	4,345,505	—	—	4,345,505
Transportation Infrastructure	521,666	—	—	521,666
Water Utilities	25,236	—	—	25,236
Wireless Telecommunication Services	931,730	—	—	931,730

Total Common Stocks	$179,445,815	$—	$—	$179,445,815

Repurchase Agreements	$—	$3,336,655	$—	$3,336,655
Rights	—	—	1,711	1,711
Short-Term Investment	327,052	—	—	327,052

Total	$179,772,867	$3,336,655	$1,711	$183,111,233

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2019, the Fund held four Common Stocks and one Rights investment that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/2018	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Purchases	—	—
Change in Unrealized Appreciation/Depreciation	(570)	(570)
Sales	—	—
Transfers Into Level 3	2,281	2,281
Transfers Out of Level 3	—	—

Balance as of 1/31/2019	$1,711	$1,711

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2019	$(570)	$(570)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide WCM Focused Small Cap Fund

Common Stocks 91.6%

	Shares	Value
Auto Components 2.5%
Dorman Products, Inc.*	15,148	$1,301,971

Building Products 1.6%
American Woodmark Corp.*	12,413	868,289

Capital Markets 3.0%
Virtus Investment Partners, Inc.	17,351	1,561,069

Commercial Services & Supplies 9.4%
SP Plus Corp.*	72,670	2,405,377
UniFirst Corp.	18,188	2,517,765

		4,923,142

Construction & Engineering 5.7%
Dycom Industries, Inc.*(a)	31,202	1,811,276
EMCOR Group, Inc.	17,986	1,173,227

		2,984,503

Electrical Equipment 7.4%
EnerSys	25,441	2,169,099
Thermon Group Holdings, Inc.*	75,747	1,746,726

		3,915,825

Electronic Equipment, Instruments & Components 3.4%
Control4 Corp.*	26,637	529,277
ePlus, Inc.*	6,779	537,033
FLIR Systems, Inc.	14,948	730,658

		1,796,968

Food Products 1.7%
John B Sanfilippo & Son, Inc.	12,978	885,749

Health Care Equipment & Supplies 3.6%
Natus Medical, Inc.*	56,043	1,890,891

Health Care Providers & Services 2.2%
Addus HomeCare Corp.*	19,113	1,149,647

Insurance 6.9%
Brown & Brown, Inc.	71,964	1,954,542
Enstar Group Ltd.*	9,458	1,683,524

		3,638,066

IT Services 4.9%
Cass Information Systems, Inc.	52,101	2,557,638

Machinery 4.4%
Crane Co.	20,314	1,681,187
Graco, Inc.	14,737	638,554

		2,319,741

Media 5.4%
Emerald Expositions Events, Inc.	115,001	1,633,014
Hemisphere Media Group, Inc.*	89,941	1,192,618

		2,825,632

Real Estate Management & Development 6.9%
HFF, Inc., Class A	32,178	1,332,813
Jones Lang LaSalle, Inc.	16,035	2,299,579

		3,632,392

Semiconductors & Semiconductor Equipment 6.4%
Cabot Microelectronics Corp.	13,981	1,424,524
Versum Materials, Inc.	53,404	1,963,665

		3,388,189

Software 4.8%
Manhattan Associates, Inc.*	51,793	2,525,945

Specialty Retail 5.7%
America’s Car-Mart, Inc.*	42,760	2,991,490

Trading Companies & Distributors 5.7%
Beacon Roofing Supply, Inc.*	41,720	1,515,687
WESCO International, Inc.*	28,237	1,479,619

		2,995,306

Total Investments (cost $48,467,865) — 91.6%		48,152,453
Other assets in excess of liabilities — 8.4%		4,442,681

NET ASSETS — 100.0%		$52,595,134

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $248,860, which was collateralized by $251,938 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide WCM Focused Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$48,152,453	$—	$—	$48,152,453

Total	$48,152,453	$—	$—	$48,152,453

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.6%

	Shares	Value
Airlines 1.1%
Copa Holdings SA, Class A	37,632	$3,569,395

Banks 14.7%
Bank of America Corp.	241,957	6,888,516
BB&T Corp.	204,199	9,964,911
JPMorgan Chase & Co.	100,306	10,381,671
PNC Financial Services Group, Inc. (The)	70,971	8,706,012
US Bancorp	126,077	6,450,099
Wells Fargo & Co.	82,727	4,046,178

		46,437,387

Biotechnology 2.1%
AbbVie, Inc.	50,039	4,017,631
Gilead Sciences, Inc.	39,487	2,764,485

		6,782,116

Capital Markets 1.1%
Lazard Ltd., Class A	83,835	3,335,795

Chemicals 2.2%
DowDuPont, Inc.	71,312	3,837,299
LyondellBasell Industries NV, Class A	34,221	2,976,200

		6,813,499

Communications Equipment 3.4%
Cisco Systems, Inc.	229,280	10,842,651

Consumer Finance 2.1%
Discover Financial Services	98,358	6,638,181

Containers & Packaging 1.0%
International Paper Co.	67,288	3,191,470

Diversified Telecommunication Services 3.6%
Verizon Communications, Inc.	209,659	11,543,825

Electric Utilities 5.4%
Edison International	71,922	4,097,396
FirstEnergy Corp.(a)	149,473	5,859,342
PPL Corp.	132,744	4,157,542
Southern Co. (The)	58,397	2,838,094

		16,952,374

Electrical Equipment 2.0%
Eaton Corp. plc	83,371	6,357,039

Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	79,587	4,456,076

Equity Real Estate Investment Trusts (REITs) 3.3%
Apartment Investment & Management Co., Class A	50,144	2,483,131
Duke Realty Corp.	162,112	4,740,155
Host Hotels & Resorts, Inc.	187,320	3,382,999

		10,606,285

Food & Staples Retailing 3.5%
Walmart, Inc.	114,719	10,993,522

Food Products 2.3%
Archer-Daniels-Midland Co.	55,377	2,486,427
Nestle SA, ADR-CH	53,389	4,657,657

		7,144,084

Health Care Equipment & Supplies 0.8%
Abbott Laboratories	34,375	2,508,687

Health Care Providers & Services 0.8%
CVS Health Corp.	40,473	2,653,005

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	45,171	2,600,946
McDonald’s Corp.	13,933	2,490,942

		5,091,888

Household Products 1.0%
Procter & Gamble Co. (The)	31,568	3,045,365

Insurance 4.8%
Aflac, Inc.	112,933	5,386,904
American Financial Group, Inc.	42,274	4,032,517
MetLife, Inc.	124,881	5,703,315

		15,122,736

IT Services 0.8%
Leidos Holdings, Inc.	44,315	2,570,270

Machinery 2.3%
Caterpillar, Inc.	32,553	4,334,757
Cummins, Inc.	19,798	2,912,484

		7,247,241

Media 1.4%
Comcast Corp., Class A	117,856	4,309,994

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Chimera Investment Corp.	150,002	2,854,538

Multiline Retail 2.3%
Kohl’s Corp.	53,402	3,668,183
Target Corp.	49,414	3,607,222

		7,275,405

Multi-Utilities 2.0%
Ameren Corp.	93,483	6,482,111

Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	67,953	7,790,812
Exxon Mobil Corp.	134,526	9,858,065
Royal Dutch Shell plc, Class B, ADR-NL(a)	101,929	6,401,141
Valero Energy Corp.	60,777	5,337,436

		29,387,454

Pharmaceuticals 10.0%
Eli Lilly & Co.	37,926	4,545,810
GlaxoSmithKline plc, ADR-UK	125,381	4,914,935
Johnson & Johnson	67,850	9,029,478
Merck & Co., Inc.	78,863	5,869,773
Pfizer, Inc.	174,510	7,407,950

		31,767,946

Road & Rail 2.1%
Union Pacific Corp.	42,687	6,790,221

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	104,387	4,918,716
Maxim Integrated Products, Inc.	48,457	2,629,761

		7,548,477

Software 1.9%
Microsoft Corp.	59,169	6,179,019

Specialty Retail 0.8%
Williams-Sonoma, Inc.(a)	48,520	2,640,944

Technology Hardware, Storage & Peripherals 1.7%
Hewlett Packard Enterprise Co.	212,707	3,316,102
Seagate Technology plc	48,964	2,168,126

		5,484,228

Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc.	114,081	4,416,076

Trading Companies & Distributors 1.1%
GATX Corp.	45,501	3,443,516

Total Common Stocks (cost $260,128,993)		312,482,820

Exchange Traded Fund 0.6%

	Shares	Value
Equity Fund 0.6%
Vanguard Value ETF(a)	20,605	2,158,580

Total Exchange Traded Fund (cost $1,939,020)		2,158,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	828,142	$828,142

Total Short-Term Investment (cost $828,142)		828,142

Repurchase Agreements 2.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $8,234,241, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $8,439,262.(c)	$8,233,650	8,233,650
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $215,238, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $219,527.(c)	215,223	215,223

Total Repurchase Agreements (cost $8,448,873)		8,448,873

Total Investments (cost $271,345,028) — 102.2%		323,918,415
Liabilities in excess of other assets — (2.2)%		(7,122,689)

NET ASSETS — 100.0%		$316,795,726

(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $11,412,348, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $828,142 and $8,448,873, respectively, and by $2,091,134 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $11,368,149.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $9,277,015.

ADR	American Depositary Receipt
CH	Switzerland
ETF	Exchange Traded Fund
NL	Netherlands
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$312,482,820	$—	$—	$312,482,820
Exchange Traded Fund	2,158,580	—	—	2,158,580
Repurchase Agreements	—	8,448,873	—	8,448,873
Short-Term Investment	828,142	—	—	828,142

Total	$315,469,542	$8,448,873	$—	$323,918,415

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.5%

	Shares	Value
Aerospace & Defense 11.4%
Boeing Co. (The)	60,002	$23,137,971
Harris Corp.	60,002	9,191,106
Lockheed Martin Corp.	60,002	17,381,980
Raytheon Co.	60,002	9,885,930
United Technologies Corp.	60,002	7,084,436

		66,681,423

Biotechnology 6.3%
Amgen, Inc.	60,002	11,226,974
Biogen, Inc.*	60,002	20,027,468
Gilead Sciences, Inc.	60,002	4,200,740
Myriad Genetics, Inc.*	60,002	1,691,456

		37,146,638

Chemicals 0.5%
DowDuPont, Inc.	60,002	3,228,708

Communications Equipment 6.3%
ARRIS International plc*	60,002	1,883,463
Ciena Corp.*	60,002	2,285,476
Cisco Systems, Inc.	60,002	2,837,494
F5 Networks, Inc.*	60,002	9,657,322
InterDigital, Inc.	60,002	4,368,746
Juniper Networks, Inc.	60,002	1,556,452
Motorola Solutions, Inc.	60,002	7,014,834
Nokia OYJ, ADR-FI(a)	60,002	381,013
Ubiquiti Networks, Inc.(a)	60,002	6,492,816
Viavi Solutions, Inc.*	60,002	667,222

		37,144,838

Diversified Telecommunication Services 0.3%
AT&T, Inc.	60,002	1,803,660

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	60,002	5,275,376
Corning, Inc.	60,002	1,995,666
FLIR Systems, Inc.	60,002	2,932,898
LG Display Co. Ltd., ADR-KR(a)	60,002	507,617

		10,711,557

Energy Equipment & Services 1.1%
Halliburton Co.	60,002	1,881,663
National Oilwell Varco, Inc.	60,002	1,768,859
Schlumberger Ltd.	60,002	2,652,688

		6,303,210

Entertainment 0.5%
Activision Blizzard, Inc.	60,002	2,834,495

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	60,002	4,349,545
Boston Scientific Corp.*	60,002	2,289,076
Danaher Corp.	60,002	6,655,422
Medtronic plc	60,002	5,303,577

		18,597,620

Health Care Technology 1.8%
Medidata Solutions, Inc.*	60,002	4,257,742
Veeva Systems, Inc., Class A*	60,002	6,543,818

		10,801,560

Household Durables 1.6%
Garmin Ltd.	60,002	4,150,938
iRobot Corp.*(a)	60,002	5,387,580

		9,538,518

Industrial Conglomerates 1.5%
Honeywell International, Inc.	60,002	8,618,087

Interactive Media & Services 2.3%
Facebook, Inc., Class A*	60,002	10,001,733
SINA Corp.*	60,002	3,685,323

		13,687,056

Internet & Direct Marketing Retail 2.1%
Alibaba Group Holding Ltd., ADR-CN*	60,002	10,109,737
eBay, Inc.*	60,002	2,019,067

		12,128,804

IT Services 10.4%
Akamai Technologies, Inc.*	60,002	3,906,130
Amdocs Ltd.	60,002	3,352,912
Automatic Data Processing, Inc.	60,002	8,390,680
DXC Technology Co.	60,002	3,847,328
International Business Machines Corp.	60,002	8,065,469
LiveRamp Holdings, Inc.*	60,002	2,606,487
Mastercard, Inc., Class A	60,002	12,668,222
VeriSign, Inc.*	60,002	10,156,538
Visa, Inc., Class A	60,002	8,100,870

		61,094,636

Life Sciences Tools & Services 6.2%
Agilent Technologies, Inc.	60,002	4,563,152
Illumina, Inc.*	60,002	16,787,960
Thermo Fisher Scientific, Inc.	60,002	14,740,691

		36,091,803

Pharmaceuticals 2.0%
AstraZeneca plc, ADR-UK	60,002	2,194,873
Bausch Health Cos., Inc.*	60,002	1,473,049
Bristol-Myers Squibb Co.	60,002	2,962,299
Novartis AG, ADR-CH	60,002	5,251,375

		11,881,596

Semiconductors & Semiconductor Equipment 16.5%
Analog Devices, Inc.	60,002	5,931,798
Applied Materials, Inc.	60,002	2,344,878
ASML Holding NV (Registered), NYRS-NL	60,002	10,502,150
Broadcom, Inc.	60,002	16,095,537
Cypress Semiconductor Corp.	60,002	832,228
Intel Corp.	60,002	2,827,294
KLA-Tencor Corp.	60,002	6,394,413
Lam Research Corp.	60,002	10,175,139
Microchip Technology, Inc.(a)	60,002	4,822,361
Micron Technology, Inc.*	60,002	2,293,276
NVIDIA Corp.	60,002	8,625,288
NXP Semiconductors NV	60,002	5,221,974
ON Semiconductor Corp.*	60,002	1,202,440
QUALCOMM, Inc.	60,002	2,971,299
Teradyne, Inc.	60,002	2,159,472
Texas Instruments, Inc.	60,002	6,041,001
Xilinx, Inc.	60,002	6,716,624
Xperi Corp.	60,002	1,285,843

		96,443,015

Software 18.5%
Adobe, Inc.*	60,002	14,869,696
Check Point Software Technologies Ltd.*	60,002	6,715,424
Citrix Systems, Inc.	60,002	6,152,605
Intuit, Inc.	60,002	12,949,632
j2 Global, Inc.	60,002	4,509,750
Microsoft Corp.	60,002	6,266,009
Open Text Corp.	60,002	2,138,471
Oracle Corp.	60,002	3,013,900
Progress Software Corp.	60,002	2,173,872
PTC, Inc.*	60,002	5,087,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value
Software (continued)
Red Hat, Inc.*	60,002	$10,670,756
salesforce.com, Inc.*	60,002	9,118,504
SAP SE, ADR-DE	60,002	6,205,407
Symantec Corp.	60,002	1,261,242
Synopsys, Inc.*	60,002	5,601,187
Teradata Corp.*	60,002	2,662,889
VMware, Inc., Class A	60,002	9,064,502

		108,461,415

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	60,002	9,986,733
HP, Inc.	60,002	1,321,844
NetApp, Inc.	60,002	3,826,328
Seagate Technology plc	60,002	2,656,889
Western Digital Corp.	60,002	2,699,490
Xerox Corp.	60,002	1,692,656

		22,183,940

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	60,002	2,173,272

Total Common Stocks (cost $288,162,092)		577,555,851

Exchange Traded Fund 0.5%

	Shares	Value
Equity Fund 0.5%
Invesco QQQ Trust	17,530	2,947,845

Total Exchange Traded Fund (cost $2,497,182)		2,947,845

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.32%(b)(c)	1,488,916	1,488,916

Total Short-Term Investment (cost $1,488,916)		1,488,916

Repurchase Agreements 2.6%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.58%, dated 1/31/2019, due 2/1/2019, repurchase price $14,804,348, collateralized by U.S. Treasury Note, 2.25%, maturing 11/15/2027; total market value $15,172,955.(c)	$14,803,287	14,803,287
Royal Bank of Canada, 2.53%, dated 1/31/2019, due 2/1/2019, repurchase price $386,976, collateralized by U.S. Treasury Note, 2.63%, maturing 1/31/2026; total market value $394,688.(c)	386,949	386,949

Total Repurchase Agreements (cost $15,190,236)		15,190,236

Total Investments (cost $307,338,426) — 101.9%		597,182,848
Liabilities in excess of other assets — (1.9)%		(11,040,421)

NET ASSETS — 100.0%		$586,142,427

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $16,258,581, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,488,916 and $15,190,236, respectively, and by $8,510 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 2/28/2019 – 2/15/2047; a total value of $16,687,662.

(b)	Represents 7-day effective yield as of January 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2019 was $16,679,152.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$577,555,851	$—	$—	$577,555,851
Exchange Traded Fund	2,947,845	—	—	2,947,845
Repurchase Agreements	—	15,190,236	—	15,190,236
Short-Term Investment	1,488,916	—	—	1,488,916

Total	$581,992,612	$15,190,236	$—	$597,182,848

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 21, 2019

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 21, 2019